UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. Equity ETFs and Schwab International Equity ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

Item 1: Report(s) to Shareholders.

Semiannual Report  |  February 28, 2022
Schwab International Equity ETFs

Schwab International Dividend Equity ETF	SCHY
Schwab International Equity ETF	SCHF
Schwab International Small-Cap Equity ETF	SCHC
Schwab Emerging Markets Equity ETF	SCHE

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended February 28, 2022
Schwab International Dividend Equity ETF (Ticker Symbol: SCHY)
Market Price Return[1]	-0.25%
NAV Return[1]	-0.45%
Dow Jones International Dividend 100 Index (Net)[2]	-0.29%
ETF Category: Morningstar Foreign Large Value[3]	-2.47%
Performance Details	pages 6-7

Schwab International Equity ETF (Ticker Symbol: SCHF)
Market Price Return[1]	-6.77%
NAV Return[1]	-6.43%
FTSE Developed ex US Index (Net)[4]	-6.45%
ETF Category: Morningstar Foreign Large Blend[3]	-7.59%
Performance Details	pages 8-9

Schwab International Small-Cap Equity ETF (Ticker Symbol: SCHC)
Market Price Return[1]	-10.89%
NAV Return[1]	-10.52%
FTSE Developed Small Cap ex US Liquid Index (Net)[4]	-10.46%
ETF Category: Morningstar Foreign Small/Mid Blend[3]	-10.97%
Performance Details	pages 10-11

Schwab Emerging Markets Equity ETF (Ticker Symbol: SCHE)
Market Price Return[1]	-6.85%
NAV Return[1]	-8.26%
FTSE Emerging Index (Net)[4]	-7.51%
ETF Category: Morningstar Diversified Emerging Markets[3]	-11.11%
Performance Details	pages 12-13
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones International Dividend 100 Index is a product of S& P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab International Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, and Schwab Emerging Markets Equity ETF under license. The Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, and Schwab Emerging Markets Equity ETF are not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the funds. Fees payable under the license are paid by the investment adviser.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
The Investment Environment

For the six-month reporting period ended February 28, 2022, global equity markets lost ground. For the first four months of the reporting period, despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and rapid spread of the Delta variant during the summer and the Omicron variant late in 2021, stocks posted mostly steady gains, with U.S. equity markets outperforming developed international equity markets. Market tailwinds included strong corporate earnings, ongoing, albeit fading, fiscal stimulus measures, and optimism related to increased COVID-19 vaccination rates. However, beginning in early 2022, equity markets declined in reaction to growing headwinds that included accelerating inflation, an increasing likelihood of rising U.S. interest rates, and, in the final week of the reporting period, Russia’s invasion of Ukraine, which drove oil prices above $100 per barrel for the first time since 2014 and roiled stock markets around the world. For the reporting period, the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -6.78%. Emerging markets were weaker, with the MSCI Emerging Markets Index (Net)* returning -9.81%. For comparison, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned -2.62% for the reporting period.
The U.S. economy continued its recovery from the dramatic impact of the COVID-19 pandemic, although U.S. gross domestic product (GDP) growth fluctuated over the reporting period. Outside the United States, global economies continued to wrestle with the fallout of the COVID-19 pandemic, including the emergence and spread of the Delta and Omicron variants, along with steepening energy costs and rising inflation. In the eurozone and the United Kingdom, GDP growth remained positive in the third and fourth quarters of 2021 but waned in the fourth quarter of 2021. Japan’s economy contracted in the third quarter of 2021 but expanded in the fourth quarter of 2021. Its fourth quarter growth was attributed to increases in household consumption and business investment in the face of a decline in COVID-19 cases and easing restrictions. Among emerging markets, China’s GDP growth rate moderated after posting a sharp spike in the first quarter of 2021, albeit remaining positive, in part because of the political landscape and an emphasis on domestic consumption over globalization, as well as multiple headwinds including a property downturn, supply chain issues, and COVID-19 outbreaks. India, after plunging into one of the worst recessions of any major economy in 2020, posted positive gains in GDP for the third and fourth quarters of 2021 as COVID-19 cases fell rapidly.
Asset Class Performance Comparison % returns during the 6 months ended February 28, 2022

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and Schwab Asset Management.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
The Investment Environment (continued)

Monetary policies around the world varied. In the United States, the U.S. Federal Reserve (Fed) maintained the federal funds rate in a range of 0.00% to 0.25% throughout the reporting period. In developed international economies, most central banks were similarly accommodative while acknowledging economic improvements and rising inflation and, in some cases, changes in monetary policy. The European Central bank held its interest rate at 0.00%, unchanged since March 2016, but pledged to steadily reduce its asset purchase program. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and stressed that it would maintain its ultra-loose monetary policy despite growing inflation, even as its global counterparts sought to exit from crisis mode policies. The Bank of England raised its key official bank rate twice during the reporting period, from 0.1% to 0.5%, its first back-to-back rate increase since 2004, citing inflationary pressures. Emerging market monetary policies were mixed. China cut its interest rate twice over the reporting period. Indonesia and India maintained low policy rates implemented in 2020 and early 2021. Central banks in Mexico, Brazil, and Pakistan raised their rates multiple times over the reporting period, citing a stronger-than-expected recovery or to counteract the impacts of inflation. Russia, notably, raised its interest rate to 20% in late February amid the broadening fallout of Western sanctions put in place in retaliation against Russia’s invasion of Ukraine.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset Management, is responsible for overseeing the investment process, portfolio management and implementation, and development of investment strategies for passive equity Schwab Funds and Schwab ETFs. Before joining Schwab in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr. Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in the risk management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to this role, Mr. Rios was an associate portfolio manager on the equity index strategies team for four years. His first role with Schwab Asset Management was as a trade operations specialist. Prior to joining Schwab in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Dividend Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	Since Inception*
Fund: Schwab International Dividend Equity ETF (4/29/21)
Market Price Return[2]	-0.25%	4.30%
NAV Return[2]	-0.45%	4.02%
Dow Jones International Dividend 100 Index (Net)[3]	-0.29%	4.16%
ETF Category: Morningstar Foreign Large Value[4]	-2.47%	N/A
Fund Expense Ratio[5]: 0.14%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
The fund may underperform other funds that do not limit their investment to dividend paying stocks. Stocks held by the fund may reduce or stop paying dividends, affecting the fund’s ability to generate income. Diversification strategies do not ensure a profit and do not protect against losses in declining markets.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones International Dividend 100 Index is a product of S& P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab International Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (4/29/21) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Dividend Equity ETF
Performance and Fund Facts as of February 28, 2022

Statistics1
Number of Holdings	102
Weighted Average Market Cap (millions)	$74,966
Price/Earnings Ratio (P/E)	13.9
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate	5% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets5
Country Weightings % of Investments6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	Amount is less than 0.05%.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Equity ETF (11/3/09)
Market Price Return[2]	-6.77%	2.84%	7.62%	6.17%
NAV Return[2]	-6.43%	3.16%	7.68%	6.23%
FTSE Developed ex US Index (Net)[3]	-6.45%	3.02%	7.53%	6.14%
ETF Category: Morningstar Foreign Large Blend[4]	-7.59%	1.08%	6.94%	5.92%
Fund Expense Ratio[5]: 0.06%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETF
Performance and Fund Facts as of February 28, 2022

Statistics1
Number of Holdings	1,516
Weighted Average Market Cap (millions)	$77,697
Price/Earnings Ratio (P/E)	13
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate	3% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Small-Cap Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Small-Cap Equity ETF (1/14/10)
Market Price Return[2]	-10.89%	0.77%	7.03%	6.23%
NAV Return[2]	-10.52%	0.97%	7.06%	6.29%
FTSE Developed Small Cap ex US Liquid Index (Net)[3]	-10.46%	0.97%	6.91%	6.21%
ETF Category: Morningstar Foreign Small/Mid Blend[4]	-10.97%	1.06%	7.15%	7.04%
Fund Expense Ratio[5]: 0.11%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Small-Cap Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Small-Cap Equity ETF
Performance and Fund Facts as of February 28, 2022

Statistics1
Number of Holdings	2,235
Weighted Average Market Cap (millions)	$3,179
Price/Earnings Ratio (P/E)	11.8
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate	10% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
11
Schwab International Equity ETFs  |  Semiannual Report

Schwab Emerging Markets Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Emerging Markets Equity ETF (1/14/10)
Market Price Return[2]	-6.85%	-7.81%	7.06%	3.39%
NAV Return[2]	-8.26%	-8.62%	6.81%	3.25%
FTSE Emerging Index (Net)[3]	-7.51%	-7.62%	7.15%	3.51%
ETF Category: Morningstar Diversified Emerging Markets[4]	-11.11%	-9.68%	6.68%	3.40%
Fund Expense Ratio[5]: 0.11%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab Emerging Markets Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab Emerging Markets Equity ETF
Performance and Fund Facts as of February 28, 2022

Statistics1
Number of Holdings	1,796
Weighted Average Market Cap (millions)	$120,852
Price/Earnings Ratio (P/E)	12.5
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate	7% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
13
Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2021 and held through February 28, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 9/1/21	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 2/28/22	EXPENSES PAID DURING PERIOD 9/1/21-2/28/22[2]
Schwab International Dividend Equity ETF
Actual Return	0.14%	$1,000.00	$ 995.50	$0.69
Hypothetical 5% Return	0.14%	$1,000.00	$1,024.10	$0.70
Schwab International Equity ETF
Actual Return	0.06%	$1,000.00	$ 935.70	$0.29
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30
Schwab International Small-Cap Equity ETF
Actual Return	0.11%	$1,000.00	$ 894.80	$0.52
Hypothetical 5% Return	0.11%	$1,000.00	$1,024.25	$0.55
Schwab Emerging Markets Equity ETF
Actual Return	0.11%	$1,000.00	$ 917.40	$0.52
Hypothetical 5% Return	0.11%	$1,000.00	$1,024.25	$0.55

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Dividend Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	9/1/21– 2/28/22*	4/29/21 [1]– 8/31/21
Per-Share Data
Net asset value at beginning of period	$26.07	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.47	0.41
Net realized and unrealized gains (losses)	(0.60)	0.71
Total from investment operations	(0.13)	1.12
Less distributions:
Distributions from net investment income	(0.39)	(0.05)
Net asset value at end of period	$25.55	$26.07
Total return	(0.45%) [3]	4.48% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.14% [4]	0.14% [4]
Net investment income (loss)	3.73% [4]	4.76% [4]
Portfolio turnover rate[5]	5% [3]	3% [3]
Net assets, end of period (x 1,000)	$270,777	$101,664

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
15
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Dividend Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Australia 10.5%
AGL Energy Ltd.	133,587	728,969
Aurizon Holdings Ltd.	372,627	946,389
BHP Group Ltd.	363,433	12,305,414
Rio Tinto Ltd.	75,112	6,440,858
Wesfarmers Ltd.	229,371	8,020,890
		28,442,520

Belgium 0.3%
Etablissements Franz Colruyt N.V.	8,909	357,035
Proximus SADP	27,089	540,373
		897,408

Canada 8.4%
BCE, Inc.	51,956	2,726,937
Great-West Lifeco, Inc.	19,200	577,203
Quebecor, Inc., Class B	28,373	620,097
Sun Life Financial, Inc.	41,555	2,183,984
The Bank of Nova Scotia	86,224	6,244,077
The Toronto-Dominion Bank	129,362	10,431,778
		22,784,076

China 1.0%
China Minsheng Banking Corp., Ltd., H Shares	440,684	171,453
China Shenhua Energy Co., Ltd., H Shares	658,698	1,812,458
Hengan International Group Co., Ltd.	102,730	544,961
Jiangsu Expressway Co., Ltd., H Shares	237,576	254,186
		2,783,058

Denmark 0.2%
Tryg A/S	25,623	582,679

Finland 2.3%
Elisa Oyj	26,076	1,451,249
Kone Oyj, B Shares	81,548	4,797,733
		6,248,982

France 5.8%
Orange S.A.	327,356	3,976,161
Sanofi	110,488	11,599,643
		15,575,804

Germany 8.0%
Allianz SE	29,265	6,682,565
Deutsche Post AG	171,991	8,724,026
SECURITY	NUMBER OF SHARES	VALUE ($)
E.ON SE	454,310	6,183,588
		21,590,179

Italy 3.8%
Enel S.p.A.	1,395,082	10,340,348

Japan 11.8%
ABC-Mart, Inc.	6,360	274,997
Daito Trust Construction Co., Ltd.	13,930	1,538,438
Daiwa House Industry Co., Ltd.	134,848	3,827,377
Japan Tobacco, Inc.	171,375	3,154,461
Kaken Pharmaceutical Co., Ltd.	214,301	7,851,966
KDDI Corp.	287,707	9,382,483
Matsui Securities Co., Ltd.	7,667	53,721
Obayashi Corp.	145,860	1,217,030
Sekisui House Ltd.	131,563	2,679,807
Seven Bank Ltd.	51,638	110,293
Sompo Holdings, Inc.	25,131	1,095,356
USS Co., Ltd.	44,847	741,382
		31,927,311

Malaysia 0.5%
DiGi.com Berhad	580,000	559,485
Petronas Gas Berhad	188,300	780,379
		1,339,864

Mexico 1.6%
America Movil S.A.B. de C.V., Series L	3,958,429	3,585,980
Arca Continental S.A.B. de C.V.	66,417	439,215
Coca-Cola Femsa S.A.B. de C.V.	81,366	447,916
		4,473,111

Netherlands 1.9%
Koninklijke Ahold Delhaize N.V.	162,824	5,025,652

New Zealand 0.7%
Contact Energy Ltd.	157,869	867,523
Spark New Zealand Ltd.	324,399	989,014
		1,856,537

Norway 1.3%
Gjensidige Forsikring A.S.A.	13,395	331,918
Telenor A.S.A.	111,732	1,657,496
Yara International A.S.A.	31,965	1,628,484
		3,617,898

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Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Dividend Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Republic of Korea 0.5%
Korean Reinsurance Co.	5,942	47,739
KT&G Corp.	17,720	1,176,077
		1,223,816

Russia 0.1%
Severstal PAO (a)(b)	36,885	250,996

Saudi Arabia 3.9%
Advanced Petrochemical Co.	20,522	410,254
Al Rajhi Bank	86,966	3,718,140
Jarir Marketing Co.	11,481	638,973
Riyad Bank	95,959	908,000
SABIC Agri-Nutrients Co.	38,961	1,653,275
Saudi Telecom Co.	103,859	3,155,883
		10,484,525

Singapore 0.5%
Singapore Exchange Ltd.	58,224	400,613
Singapore Technologies Engineering Ltd.	309,337	870,505
		1,271,118

South Africa 0.6%
The SPAR Group Ltd.	29,826	316,703
Vodacom Group Ltd.	124,149	1,189,147
		1,505,850

Spain 0.6%
Red Electrica Corp. S.A.	87,397	1,749,780

Sweden 0.4%
Tele2 AB, B Shares	86,774	1,156,135

Switzerland 9.3%
EMS-Chemie Holding AG	1,371	1,357,625
Kuehne & Nagel International AG	10,263	2,812,271
Roche Holding AG	26,210	9,994,625
SGS S.A.	1,227	3,524,056
Swisscom AG	4,406	2,644,224
Zurich Insurance Group AG	10,681	4,908,289
		25,241,090

Taiwan 5.2%
Advantech Co., Ltd.	82,000	1,071,981
Asia Cement Corp.	468,000	752,873
Cheng Loong Corp.	186,321	228,623
Chicony Electronics Co., Ltd.	125,000	399,501
Chunghwa Telecom Co., Ltd.	647,000	2,873,248
Far EasTone Telecommunications Co., Ltd.	272,000	672,360
Formosa Taffeta Co., Ltd.	179,000	181,969
Great Wall Enterprise Co., Ltd.	112,528	217,550
Lite-On Technology Corp.	421,000	1,027,159
President Chain Store Corp.	86,000	802,176
Standard Foods Corp.	60,973	110,484
Synnex Technology International Corp.	254,000	651,421
Taiwan Cement Corp.	1,005,000	1,697,405
Taiwan Mobile Co., Ltd.	281,000	1,037,400
Uni-President Enterprises Corp.	730,000	1,747,209
SECURITY	NUMBER OF SHARES	VALUE ($)
Wistron Corp.	557,000	584,120
		14,055,479

Thailand 0.3%
Intouch Holdings PCL NVDR	178,200	413,119
Land & Houses PCL NVDR	693,000	203,605
Tisco Financial Group PCL NVDR	27,801	83,169
		699,893

United Arab Emirates 1.7%
Emirates Telecommunications Group Co. PJSC	301,464	2,870,968
First Abu Dhabi Bank PJSC	310,454	1,747,918
		4,618,886

United Kingdom 18.2%
Admiral Group plc	19,218	767,642
BAE Systems plc	651,973	6,294,954
British American Tobacco plc	298,595	13,066,874
GlaxoSmithKline plc	503,504	10,440,364
Imperial Brands plc	147,848	3,251,369
Schroders plc	8,607	353,844
SSE plc	212,033	4,849,224
Unilever plc	202,735	10,191,222
		49,215,493
Total Common Stocks (Cost $271,469,422)		268,958,488

PREFERRED STOCKS 0.0% OF NET ASSETS

Russia 0.0%
Sberbank of Russia PJSC (a)(b)	69,290	43,957
Total Preferred Stocks (Cost $260,897)		43,957

INVESTMENT COMPANIES 0.0% OF NET ASSETS

United States 0.0%
iShares International Select Dividend ETF	1,300	41,275
Total Investment Companies (Cost $42,075)		41,275

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	31,035	31,035
Total Short-Term Investments (Cost $31,035)		31,035
Total Investments in Securities (Cost $271,803,429)		269,074,755

17
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Dividend Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/18/22	10	1,079,900	(16,026)
MSCI Emerging Markets Index, expires 03/18/22	4	235,100	(1,050)
Net Unrealized Depreciation			(17,076)

(a)	Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs had ceased and suspended the fund’s ability to buy or sell these securities as of February 28, 2022.
(b)	Fair valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
ETF —	Exchange traded fund
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$268,707,492	$—	$—	$268,707,492
Russia [2]	—	—	250,996	250,996
Preferred Stocks[1]
Russia [2]	—	—	43,957	43,957
Investment Companies[1]	41,275	—	—	41,275
Short-Term Investments[1]	31,035	—	—	31,035
Liabilities
Futures Contracts[3]	(17,076)	—	—	(17,076)
Total	$268,762,726	$—	$294,953	$269,057,679

[1]	As categorized in the Portfolio Holdings.
[2]	Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs had ceased and suspended the fund’s ability to buy or sell these securities as of February 28, 2022.
[3]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
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Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Dividend Equity ETF
Statement of Assets and Liabilities

As of February 28, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $271,803,429)		$269,074,755
Foreign currency, at value (cost $87,190)		84,994
Deposit with broker for futures contracts		57,511
Receivables:
Fund shares sold		5,109,026
Dividends		1,333,070
Foreign tax reclaims		21,517
Investments sold		11,063
Income from securities on loan	+	731
Total assets		275,692,667
Liabilities
Payables:
Investments bought		4,864,463
Management fees		26,302
Variation margin on futures contracts	+	24,532
Total liabilities		4,915,297
Net assets		$270,777,370
Net Assets by Source
Capital received from investors		$272,688,544
Total distributable loss	+	(1,911,174)
Net assets		$270,777,370

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$270,777,370		10,600,000		$25.55

19
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Dividend Equity ETF
Statement of Operations

For the period September 1, 2021 through February 28, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $166,285)		$3,089,123
Securities on loan, net	+	6,716
Total investment income		3,095,839
Expenses
Management fees		112,024
Total expenses	–	112,024
Net investment income		2,983,815
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(541,588)
Net realized losses on futures contracts		(14,181)
Net realized losses on foreign currency transactions	+	(20,989)
Net realized losses		(576,758)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(3,089,466)
Net change in unrealized appreciation (depreciation) on futures contracts		(23,199)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(3,471)
Net change in unrealized appreciation (depreciation)	+	(3,116,136)
Net realized and unrealized losses		(3,692,894)
Decrease in net assets resulting from operations		($709,079)
20
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Dividend Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/21-2/28/22		4/29/21*-8/31/21
Net investment income		$2,983,815	$898,242
Net realized losses		(576,758)	(36,909)
Net change in unrealized appreciation (depreciation)	+	(3,116,136)	366,862
Increase (decrease) in net assets resulting from operations		($709,079)	$1,228,195
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,335,100)	($95,190)

TRANSACTIONS IN FUND SHARES
	9/1/21-2/28/22			4/29/21*-8/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,700,000	$172,157,915	3,900,000	$100,530,629
Net transactions in fund shares		6,700,000	$172,157,915	3,900,000	$100,530,629
SHARES OUTSTANDING AND NET ASSETS
	9/1/21-2/28/22			4/29/21*-8/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,900,000	$101,663,634	—	$—
Total increase	+	6,700,000	169,113,736	3,900,000	101,663,634
End of period		10,600,000	$270,777,370	3,900,000	$101,663,634

*	Commencement of operations.
21
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	9/1/21– 2/28/22*	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17
Per-Share Data
Net asset value at beginning of period	$40.05	$32.11	$30.82	$33.25	$32.51	$28.32
Income (loss) from investment operations:
Net investment income (loss)[1]	0.44	0.95	0.77	1.00	0.98	0.88
Net realized and unrealized gains (losses)	(2.97)	7.84	1.49	(2.30)	0.56	4.02
Total from investment operations	(2.53)	8.79	2.26	(1.30)	1.54	4.90
Less distributions:
Distributions from net investment income	(0.90)	(0.85)	(0.97)	(1.13)	(0.80)	(0.71)
Net asset value at end of period	$36.62	$40.05	$32.11	$30.82	$33.25	$32.51
Total return	(6.43%) [2]	27.62%	7.37%	(3.79%)	4.70%	17.76%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [3]	0.06%	0.06%	0.06%	0.06%	0.06% [4]
Net investment income (loss)	2.28% [3]	2.59%	2.50%	3.22%	2.91%	2.95%
Portfolio turnover rate[5]	3% [2]	6%	6%	8%	5%	5%
Net assets, end of period (x 1,000)	$28,237,487	$28,338,081	$19,843,632	$18,138,537	$16,294,052	$11,413,011

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
22
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.8% OF NET ASSETS

Australia 6.6%
Adbri Ltd.	689,613	1,651,378
AGL Energy Ltd.	962,837	5,254,093
ALS Ltd.	697,599	5,988,496
Altium Ltd.	157,760	3,682,774
Alumina Ltd.	3,689,230	5,287,252
Amcor plc	2,164,246	24,907,891
AMP Ltd. *	4,384,589	3,006,684
Ampol Ltd.	340,237	7,275,935
Ansell Ltd.	173,904	3,243,171
APA Group	1,690,847	12,330,978
Aristocrat Leisure Ltd.	927,114	25,073,772
ASX Ltd.	271,891	16,243,518
Atlas Arteria Ltd.	1,321,432	6,232,831
Aurizon Holdings Ltd.	2,524,827	6,412,492
Australia & New Zealand Banking Group Ltd.	4,003,633	75,565,186
Bank of Queensland Ltd.	920,066	5,341,167
Beach Energy Ltd.	2,623,419	2,903,118
Bendigo & Adelaide Bank Ltd.	762,348	5,316,230
BHP Group Ltd.	7,078,247	239,661,125
BlueScope Steel Ltd.	696,367	10,227,650
Boral Ltd.	613,833	1,616,903
Brambles Ltd.	2,008,272	14,427,294
carsales.com Ltd.	388,286	5,776,074
Challenger Ltd.	953,274	4,669,267
Charter Hall Group	648,609	7,893,020
CIMIC Group Ltd.	139,990	2,243,985
Cleanaway Waste Management Ltd.	1,915,667	3,850,587
Cochlear Ltd.	91,356	14,776,592
Coles Group Ltd.	1,772,021	22,348,366
Commonwealth Bank of Australia	2,405,365	163,130,028
Computershare Ltd.	746,302	11,730,059
Crown Resorts Ltd. *	491,674	4,416,976
CSL Ltd.	672,778	126,922,573
CSR Ltd.	721,608	2,995,191
Deterra Royalties Ltd.	615,734	1,992,761
Dexus	1,505,473	11,929,514
Domain Holdings Australia Ltd.	285,406	818,064
Domino's Pizza Enterprises Ltd.	86,696	4,966,819
Downer EDI Ltd.	945,199	3,456,853
Endeavour Group Ltd.	1,814,191	9,425,908
Evolution Mining Ltd.	2,371,609	7,348,490
Flight Centre Travel Group Ltd. *(a)	216,142	2,754,171
Fortescue Metals Group Ltd.	2,241,932	29,527,468
Goodman Group	2,589,012	41,763,864
Harvey Norman Holdings Ltd.	840,609	3,202,436
IDP Education Ltd.	260,251	4,959,230
IGO Ltd.	888,672	7,048,372
Iluka Resources Ltd.	597,066	4,631,559
Incitec Pivot Ltd.	2,766,379	6,202,936
Insurance Australia Group Ltd.	3,431,457	11,454,168
IOOF Holdings Ltd.	952,072	2,639,127
James Hardie Industries plc	625,548	20,267,923
SECURITY	NUMBER OF SHARES	VALUE ($)
JB Hi-Fi Ltd.	164,337	5,880,273
Lendlease Corp., Ltd.	996,056	7,632,641
Macquarie Group Ltd.	480,097	62,980,560
Magellan Financial Group Ltd. (a)	187,799	2,507,484
Medibank Pvt Ltd.	3,951,107	9,117,443
Metcash Ltd.	1,347,412	4,028,328
Mineral Resources Ltd.	198,198	6,507,962
Mirvac Group	5,518,057	10,370,820
National Australia Bank Ltd.	4,645,826	97,563,779
Newcrest Mining Ltd.	1,142,342	21,278,899
NEXTDC Ltd. *	668,235	5,154,537
Northern Star Resources Ltd.	1,584,643	11,855,428
Nufarm Ltd.	463,910	1,844,767
Orica Ltd.	587,555	6,220,581
Origin Energy Ltd.	2,533,495	10,479,053
Orora Ltd.	1,219,194	3,299,961
OZ Minerals Ltd.	463,162	8,570,383
Perpetual Ltd.	88,382	2,256,889
Platinum Asset Management Ltd.	788,610	1,361,966
Pro Medicus Ltd.	60,553	2,053,329
Qantas Airways Ltd. *	1,053,577	3,876,157
QBE Insurance Group Ltd.	2,097,459	17,488,021
Qube Holdings Ltd.	2,072,932	4,467,542
Ramsay Health Care Ltd.	242,538	11,258,571
REA Group Ltd.	70,529	6,739,298
Reece Ltd.	364,409	5,122,074
Rio Tinto Ltd.	522,384	44,794,454
Santos Ltd.	4,349,690	22,915,117
Scentre Group	7,329,521	16,328,305
SEEK Ltd.	497,932	9,636,519
Seven Group Holdings Ltd.	194,726	3,135,511
Shopping Centres Australasia Property Group	1,641,429	3,454,198
Sims Ltd.	232,080	3,066,725
Sonic Healthcare Ltd.	666,965	16,963,607
South32 Ltd.	6,598,454	23,031,086
Stockland	3,330,082	10,052,531
Suncorp Group Ltd.	1,781,996	13,926,743
Tabcorp Holdings Ltd.	2,896,467	10,488,087
Telstra Corp., Ltd.	5,803,535	16,676,885
The GPT Group	2,707,913	9,707,084
The Star Entertainment Grp Ltd. *	1,285,404	3,124,724
TPG Telecom Ltd.	519,261	2,106,322
Transurban Group	4,283,711	39,446,541
Treasury Wine Estates Ltd.	1,011,766	8,531,264
Vicinity Centres	5,442,039	7,108,227
Washington H Soul Pattinson & Co., Ltd.	376,704	6,883,085
Wesfarmers Ltd.	1,592,649	55,693,453
Westpac Banking Corp.	4,937,666	81,728,615
Whitehaven Coal Ltd.	1,238,640	2,885,209
WiseTech Global Ltd.	116,844	3,695,054
Woodside Petroleum Ltd.	1,354,933	28,060,728
Woolworths Group Ltd.	1,705,237	43,915,506
Worley Ltd.	551,808	4,777,004

23
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Xero Ltd. *	175,471	11,934,689
		1,860,776,338

Austria 0.2%
ANDRITZ AG	96,476	4,334,476
Erste Group Bank AG	433,364	15,571,281
OMV AG	201,138	9,574,417
Raiffeisen Bank International AG	178,649	2,943,662
Telekom Austria AG *	180,554	1,478,400
Verbund AG	94,619	11,477,820
voestalpine AG	157,228	5,199,062
		50,579,118

Belgium 0.8%
Ackermans & van Haaren N.V.	31,879	5,979,687
Ageas S.A. N.V.	249,383	12,039,003
Anheuser-Busch InBev S.A. N.V.	1,180,209	73,094,209
Argenx SE *	71,865	20,672,085
D'ieteren Group	32,797	5,323,034
Elia Group S.A. N.V.	50,075	7,233,012
Etablissements Franz Colruyt N.V.	70,450	2,823,340
Groupe Bruxelles Lambert S.A.	142,967	14,924,361
KBC Group N.V.	386,118	27,981,545
Proximus SADP	208,823	4,165,610
Sofina S.A.	20,812	8,116,164
Solvay S.A.	98,529	11,035,795
Telenet Group Holding N.V.	71,605	2,501,273
UCB S.A.	168,600	18,501,606
Umicore S.A.	287,113	11,831,992
Warehouses De Pauw CVA	196,338	7,766,959
		233,989,675

Canada 8.8%
Agnico Eagle Mines Ltd.	637,704	32,193,154
Alimentation Couche-Tard, Inc.	1,117,387	43,828,599
Bank of Montreal	911,021	103,955,587
Barrick Gold Corp.	2,493,058	56,314,197
Bausch Health Cos., Inc. *	444,183	10,677,762
BCE, Inc.	423,526	22,228,979
Brookfield Asset Management, Inc., Class A	1,877,635	102,545,651
Canadian Imperial Bank of Commerce	617,047	78,048,528
Canadian National Railway Co.	834,109	103,406,236
Canadian Natural Resources Ltd.	1,636,568	91,367,036
Canadian Pacific Railway Ltd.	1,306,600	91,941,538
Canadian Tire Corp., Ltd., Class A	81,290	11,976,712
Canadian Utilities Ltd., Class A	172,837	4,810,302
Canopy Growth Corp. *(a)	357,188	2,545,811
Cenovus Energy, Inc.	1,775,836	27,904,294
CGI, Inc. *	307,201	25,169,967
Constellation Software, Inc.	26,786	45,113,085
Dollarama, Inc.	411,604	21,256,011
Enbridge, Inc.	2,847,634	122,944,328
Fairfax Financial Holdings Ltd.	33,948	16,446,051
Fortis, Inc.	665,036	30,453,180
Franco-Nevada Corp.	267,122	39,311,698
George Weston Ltd.	101,608	11,010,371
Great-West Lifeco, Inc.	373,863	11,239,324
Hydro One Ltd.	448,126	11,058,733
IGM Financial, Inc.	117,792	4,181,948
Imperial Oil Ltd.	296,747	13,310,156
Intact Financial Corp.	200,834	28,785,125
Loblaw Cos., Ltd.	227,680	17,748,036
Magna International, Inc.	395,910	29,394,761
Manulife Financial Corp.	2,743,863	55,554,383
SECURITY	NUMBER OF SHARES	VALUE ($)
Metro, Inc.	347,551	18,129,045
National Bank of Canada	472,851	37,888,475
Nutrien Ltd.	803,727	69,077,369
Pembina Pipeline Corp.	772,667	26,256,118
Power Corp. of Canada	764,030	23,547,075
Restaurant Brands International, Inc.	429,434	24,022,030
Rogers Communications, Inc., B Shares	496,793	25,651,416
Royal Bank of Canada	2,005,737	221,724,591
Saputo, Inc.	336,708	8,245,477
Shaw Communications, Inc., B Shares	604,577	18,118,005
Shopify, Inc., Class A *	158,409	109,896,517
Sun Life Financial, Inc.	824,640	43,340,168
Suncor Energy, Inc.	2,057,723	62,882,756
TC Energy Corp.	1,378,159	73,995,843
Teck Resources Ltd., Class B	660,548	23,769,000
TELUS Corp.	620,375	15,656,722
The Bank of Nova Scotia	1,709,015	123,761,602
The Toronto-Dominion Bank	2,562,855	206,669,145
Thomson Reuters Corp.	232,199	23,462,470
Waste Connections, Inc.	368,816	45,507,710
Wheaton Precious Metals Corp.	634,365	27,778,320
		2,496,101,397

Denmark 2.1%
Ambu A/S, Class B	244,069	4,525,700
AP Moller - Maersk A/S, A Shares	5,835	17,533,503
AP Moller - Maersk A/S, B Shares	7,857	24,938,149
Carlsberg A/S, B Shares	134,709	19,775,478
Chr Hansen Holding A/S	147,059	10,760,929
Coloplast A/S, B Shares	186,938	28,176,686
Danske Bank A/S	924,242	15,728,394
Demant A/S *	151,030	6,383,236
DSV A/S	274,174	50,797,880
Genmab A/S *	83,277	28,041,722
GN Store Nord A/S	178,701	9,457,792
H. Lundbeck A/S	89,388	2,172,426
Novo Nordisk A/S, B Shares	2,240,065	230,719,034
Novozymes A/S, B Shares	278,902	18,328,008
Orsted A/S	265,181	34,484,281
Pandora A/S	136,028	14,082,309
Rockwool International A/S, B Shares	8,843	3,045,788
Royal Unibrew A/S	70,143	7,481,863
SimCorp A/S	57,112	5,176,046
Tryg A/S	430,987	9,800,853
Vestas Wind Systems A/S	1,421,970	46,700,814
		588,110,891

Finland 1.1%
Elisa Oyj	200,876	11,179,670
Fortum Oyj	604,661	12,795,290
Huhtamaki Oyj	133,001	4,883,454
Kesko Oyj, B Shares	384,109	11,363,904
Kojamo Oyj	268,375	6,257,872
Kone Oyj, B Shares	552,331	32,495,423
Metso Outotec Oyj	872,978	7,442,217
Neste Oyj	585,077	23,118,846
Nokia Oyj *	7,938,982	43,136,319
Nokian Renkaat Oyj	195,306	3,729,252
Nordea Bank Abp	5,136,773	57,396,239
Orion Oyj, B Shares	150,517	7,098,862
Sampo Oyj, A Shares	709,843	33,773,459
Stora Enso Oyj, R Shares	803,735	15,500,313
UPM-Kymmene Oyj	751,736	26,174,858
Valmet Oyj	182,387	6,371,058

24
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Wartsila Oyj Abp	691,767	7,824,320
		310,541,356

France 8.9%
Accor S.A. *	268,050	9,209,850
Aeroports de Paris *	41,663	5,943,080
Air Liquide S.A.	652,987	109,061,832
Airbus SE *	783,224	101,079,550
ALD S.A.	117,015	1,642,891
Alstom S.A.	416,482	10,712,455
Amundi S.A.	81,355	5,701,986
Arkema S.A.	91,599	12,232,913
Atos SE	133,848	4,801,800
AXA S.A.	2,709,344	73,872,139
BioMerieux	59,287	6,533,927
BNP Paribas S.A.	1,524,505	89,914,173
Bollore S.A.	1,378,856	7,028,145
Bouygues S.A.	297,078	10,684,375
Bureau Veritas S.A.	406,121	11,704,945
Capgemini SE	220,595	46,655,545
Carrefour S.A.	882,618	17,745,290
Cie de Saint-Gobain	667,241	41,931,471
Cie Generale des Etablissements Michelin S.C.A.	246,018	34,264,615
Cie Plastic Omnium S.A.	81,746	1,740,853
CNP Assurances	209,403	5,120,338
Covivio	69,835	5,760,539
Credit Agricole S.A.	1,738,773	22,392,991
Danone S.A.	845,506	51,576,727
Dassault Aviation S.A.	35,265	5,319,578
Dassault Systemes SE	938,264	45,832,310
Edenred	351,464	16,141,922
Eiffage S.A.	102,730	10,537,085
Electricite de France S.A.	735,208	6,713,640
Engie S.A.	2,339,688	37,495,430
EssilorLuxottica S.A.	414,868	73,028,376
Eurazeo SE	62,785	4,883,520
Eurofins Scientific SE	170,383	17,327,026
Euronext N.V.	116,603	10,588,807
Faurecia SE	164,979	6,309,618
Gecina S.A.	73,663	9,390,799
Getlink SE	622,721	10,239,809
Hermes International	43,628	60,861,715
ICADE	46,869	2,911,174
Imerys S.A.	58,810	2,523,317
Ipsen S.A.	49,171	5,757,612
JCDecaux S.A. *	109,605	3,104,794
Kering S.A.	103,233	73,872,609
Klepierre S.A. *	263,854	7,604,622
La Francaise des Jeux SAEM	127,122	5,295,840
Legrand S.A.	376,550	35,873,868
L'Oreal S.A.	338,755	135,073,873
LVMH Moet Hennessy Louis Vuitton SE	351,616	260,617,781
Neoen S.A. *	40,822	1,580,035
Orange S.A.	2,697,694	32,766,974
Orpea S.A.	71,032	2,955,169
Pernod-Ricard S.A.	293,925	64,591,246
Publicis Groupe S.A.	322,065	21,574,386
Remy Cointreau S.A.	34,285	6,650,492
Renault S.A. *	257,151	8,243,269
Rexel S.A. *	432,663	9,619,723
Rubis S.C.A.	135,323	4,251,296
Safran S.A.	490,388	63,177,224
Sanofi	1,531,508	160,786,210
Sartorius Stedim Biotech	34,163	13,176,910
Schneider Electric SE	745,443	117,035,270
SECURITY	NUMBER OF SHARES	VALUE ($)
SCOR SE	221,454	7,245,716
SEB S.A.	42,699	6,268,312
Societe Generale S.A.	1,093,863	31,502,008
Sodexo S.A.	123,728	10,436,748
SOITEC *	31,397	5,205,133
STMicroelectronics N.V.	889,025	37,885,113
Teleperformance	81,654	30,439,814
Thales S.A.	143,013	16,529,061
TotalEnergies SE	3,416,705	174,958,224
UbiSoft Entertainment S.A. *	137,159	7,448,659
Valeo S.A.	334,218	7,427,167
Veolia Environnement S.A.	859,148	30,117,508
Vinci S.A.	706,094	74,962,406
Vivendi SE	984,788	12,510,153
Wendel SE	40,412	4,132,830
Worldline S.A. *	341,602	17,613,176
		2,515,707,787

Germany 6.7%
1&1 AG	73,008	1,756,496
adidas AG	269,172	64,109,951
Allianz SE	578,690	132,141,929
Aroundtown S.A.	1,650,443	10,251,394
Auto1 Group SE *	133,057	1,930,143
BASF SE	1,288,003	85,716,122
Bayer AG	1,385,793	80,176,519
Bayerische Motoren Werke AG	455,524	44,287,972
Bechtle AG	115,250	5,961,120
Beiersdorf AG	139,988	14,217,152
Brenntag SE	215,277	18,105,926
Carl Zeiss Meditec AG, Class B	51,483	8,144,754
Commerzbank AG *	1,453,512	12,299,898
Continental AG *	152,128	13,122,835
Covestro AG	252,229	13,374,769
CTS Eventim AG & Co., KGaA *	86,309	6,072,466
Daimler Truck Holding AG *	597,459	18,239,580
Delivery Hero SE *	265,497	14,257,246
Deutsche Bank AG *	2,883,190	36,464,389
Deutsche Boerse AG	258,405	44,319,743
Deutsche Lufthansa AG *	879,098	6,787,410
Deutsche Post AG	1,381,262	70,062,767
Deutsche Telekom AG	4,769,449	85,873,471
Deutsche Wohnen SE	71,120	2,972,410
DWS Group GmbH & Co. KGaA	50,947	1,871,215
E.ON SE	3,044,646	41,440,505
Evonik Industries AG	263,861	7,969,357
Evotec SE *	220,347	6,568,487
Fielmann AG	34,959	2,085,023
Fraport AG Frankfurt Airport Services Worldwide *	50,638	3,460,374
Fresenius Medical Care AG & Co. KGaA	285,694	18,393,509
Fresenius SE & Co. KGaA	568,541	19,965,377
FUCHS PETROLUB SE	41,550	1,310,465
GEA Group AG	232,902	10,220,542
Hannover Rueck SE	84,747	15,686,961
HeidelbergCement AG	211,867	13,835,525
Hella GmbH & Co. KGaA	32,097	2,235,906
HelloFresh SE *	229,729	12,612,591
Henkel AG & Co. KGaA	146,144	11,260,622
HOCHTIEF AG	27,772	1,880,346
Infineon Technologies AG	1,831,552	63,248,617
KION Group AG	109,646	8,886,824
Knorr-Bremse AG	93,288	8,277,709
LANXESS AG	120,164	5,881,917
LEG Immobilien SE	103,010	13,340,312
Mercedes-Benz Group AG	1,184,344	93,344,047

25
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Merck KGaA	181,983	36,291,823
METRO AG *	188,551	1,770,486
MTU Aero Engines AG	74,769	18,156,601
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	197,059	54,703,382
Nemetschek SE	75,963	6,777,954
ProSiebenSat.1 Media SE	228,293	3,144,977
Puma SE	140,559	12,942,669
QIAGEN N.V. *	310,277	15,612,947
Rational AG	4,534	3,350,925
Rheinmetall AG	63,599	9,543,640
RTL Group S.A. *	57,208	3,208,947
RWE AG	889,393	41,447,127
SAP SE	1,562,545	177,821,799
Sartorius AG	2,773	1,118,154
Scout24 SE	108,276	6,348,337
Siemens AG	1,059,478	150,726,187
Siemens Energy AG *	602,914	14,512,252
Siemens Healthineers AG	390,101	25,185,531
SUSE S.A. *	51,296	1,474,962
Symrise AG	182,129	21,786,426
Talanx AG *	72,091	3,170,889
Teamviewer AG *	228,114	3,680,568
Telefonica Deutschland Holding AG	907,005	2,490,840
ThyssenKrupp AG *	701,924	7,568,653
Traton SE	68,098	1,403,549
Uniper SE	132,832	4,252,114
United Internet AG	156,343	5,331,354
Vantage Towers AG	130,130	4,263,548
Varta AG (a)	20,101	2,079,835
Vitesco Technologies Group AG *	28,868	1,224,027
Volkswagen AG	45,087	11,910,937
Vonovia SE	1,095,163	58,429,162
Wacker Chemie AG	20,714	3,228,154
Zalando SE *	307,782	20,596,859
		1,889,978,308

Hong Kong 2.7%
AAC Technologies Holdings, Inc.	1,003,055	2,747,146
AIA Group Ltd.	17,083,960	177,645,898
ASM Pacific Technology Ltd.	447,615	4,892,218
BeiGene Ltd. *	849,090	13,778,954
BOC Aviation Ltd.	338,233	2,932,706
BOC Hong Kong Holdings Ltd.	5,193,281	18,676,324
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	0
Budweiser Brewing Co. APAC Ltd.	2,495,113	7,743,641
Champion REIT	3,634,580	1,646,648
Chow Tai Fook Jewellery Group Ltd. *	2,529,323	5,256,947
CK Asset Holdings Ltd.	2,787,027	17,602,388
CK Hutchison Holdings Ltd.	3,793,396	26,580,037
CK Infrastructure Holdings Ltd.	926,324	5,749,736
CLP Holdings Ltd.	2,325,829	23,678,884
Dairy Farm International Holdings Ltd.	460,171	1,219,453
ESR Cayman Ltd. *	2,813,124	8,694,593
First Pacific Co., Ltd.	4,003,910	1,568,011
Galaxy Entertainment Group Ltd. *	3,025,697	16,825,132
Hang Lung Group Ltd.	1,275,499	2,810,972
Hang Lung Properties Ltd.	3,181,591	6,669,627
Hang Seng Bank Ltd.	1,020,672	18,836,262
Henderson Land Development Co., Ltd.	1,814,568	7,547,444
Hong Kong & China Gas Co., Ltd.	15,484,136	23,423,281
Hong Kong Exchanges & Clearing Ltd.	1,789,821	86,493,775
Hongkong Land Holdings Ltd.	1,628,013	8,774,990
Huabao International Holdings Ltd. (a)	1,476,543	844,689
SECURITY	NUMBER OF SHARES	VALUE ($)
HUTCHMED China Ltd. *	614,542	3,377,987
Hysan Development Co., Ltd.	937,571	2,759,785
Jardine Matheson Holdings Ltd.	296,212	17,624,614
JS Global Lifestyle Co., Ltd.	930,977	1,069,938
Kerry Properties Ltd.	871,493	2,386,827
Lee & Man Paper Manufacturing Ltd.	2,139,391	1,374,476
Lenovo Group Ltd.	10,680,654	11,878,481
Link REIT	2,966,585	23,956,834
L'Occitane International S.A.	627,284	2,167,561
Man Wah Holdings Ltd.	2,202,679	2,579,381
Melco International Development Ltd. *	1,218,790	1,208,854
Microport Scientific Corp.	656,809	1,815,667
Minth Group Ltd.	1,019,190	3,665,260
MMG Ltd. *	3,457,888	1,247,968
MTR Corp., Ltd.	2,074,784	10,740,752
NagaCorp Ltd.	2,284,720	2,105,275
New World Development Co., Ltd.	2,063,676	8,253,436
Nexteer Automotive Group Ltd.	1,235,360	1,233,194
NWS Holdings Ltd.	2,175,498	2,135,489
PCCW Ltd.	6,931,403	3,867,683
Power Assets Holdings Ltd.	1,976,268	12,456,480
PRADA S.p.A.	756,274	4,718,425
Samsonite International S.A. *	1,845,358	4,109,350
Sands China Ltd. *	3,495,414	9,148,191
Shangri-La Asia Ltd. *	1,885,463	1,537,095
Sino Land Co., Ltd.	5,012,198	6,305,579
SITC International Holdings Co., Ltd.	1,739,365	7,145,605
SJM Holdings Ltd. *	2,540,106	1,430,368
Sun Hung Kai Properties Ltd.	2,006,368	23,340,908
Swire Pacific Ltd., A Shares	740,469	4,093,869
Swire Pacific Ltd., B Shares	1,911,159	1,795,296
Swire Properties Ltd.	1,593,389	4,139,626
Techtronic Industries Co., Ltd.	1,762,822	29,441,656
The Bank of East Asia Ltd.	1,899,994	3,200,010
The Wharf Holdings Ltd.	2,013,891	7,268,225
Tingyi Cayman Islands Holding Corp.	2,793,345	6,177,483
Towngas Smart Energy Co., Ltd. *	1,794,136	1,272,062
Uni-President China Holdings Ltd.	1,752,115	1,816,314
Vitasoy International Holdings Ltd.	1,169,149	2,169,607
VTech Holdings Ltd.	248,945	2,047,009
Want Want China Holdings Ltd.	7,900,698	8,402,524
WH Group Ltd.	11,312,289	7,890,241
Wharf Real Estate Investment Co., Ltd.	2,304,313	10,336,482
Wynn Macau Ltd. *	1,961,484	1,671,869
Xinyi Glass Holdings Ltd.	2,943,635	7,817,094
Yue Yuen Industrial Holdings Ltd. *	1,103,193	1,863,669
		769,684,255

Ireland 0.2%
AIB Group plc *	1,156,744	3,049,352
Glanbia plc (a)	267,119	3,756,353
Kerry Group plc, A Shares	216,828	25,864,088
Kingspan Group plc	212,249	20,702,498
		53,372,291

Israel 0.6%
Airport City Ltd. *	110,346	2,498,530
Alony Hetz Properties & Investments Ltd.	151,742	2,660,438
Amot Investments Ltd.	241,570	1,857,680
Ashtrom Group Ltd.	59,011	1,634,587
Azrieli Group Ltd.	52,966	4,527,503
Bank Hapoalim B.M.	1,679,989	17,761,883
Bank Leumi Le-Israel B.M.	2,068,961	22,384,242

26
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bezeq The Israeli Telecommunication Corp., Ltd. *	3,024,992	4,973,313
Big Shopping Centers Ltd.	15,630	2,310,282
Elbit Systems Ltd.	35,140	7,202,415
Electra Ltd.	2,984	2,230,471
Enlight Renewable Energy Ltd. *	1,464,359	3,534,069
First International Bank of Israel Ltd.	82,646	3,550,314
Gav-Yam Lands Corp., Ltd.	155,916	1,906,724
Harel Insurance Investments & Financial Services Ltd.	177,754	2,156,039
ICL Group Ltd.	972,985	11,048,887
Israel Discount Bank Ltd., A Shares	1,647,413	10,833,879
Maytronics Ltd.	74,432	1,601,515
Melisron Ltd. *	25,783	2,052,698
Mivne Real Estate KD Ltd.	986,370	3,861,843
Mizrahi Tefahot Bank Ltd.	194,104	7,575,351
Nice Ltd. *	89,247	20,205,134
Nova Measuring Instruments Ltd. *	40,551	4,401,158
Paz Oil Co., Ltd. *	13,900	2,017,277
Sapiens International Corp. N.V.	41,121	1,126,339
Shapir Engineering and Industry Ltd.	171,826	1,693,897
Shikun & Binui Ltd. *	319,506	1,930,721
Shufersal Ltd.	188,570	1,686,597
Strauss Group Ltd.	64,673	2,124,527
Teva Pharmaceutical Industries Ltd. *	1,379,694	11,190,954
The Israel Corp., Ltd. *	5,624	2,951,440
The Phoenix Holdings Ltd.	180,507	2,241,239
Tower Semiconductor Ltd. *	153,801	7,187,568
		176,919,514

Italy 2.1%
A2A S.p.A.	2,081,464	3,733,629
Amplifon S.p.A.	177,654	7,672,354
Assicurazioni Generali S.p.A.	1,721,581	34,284,157
Atlantia S.p.A. *	702,394	12,946,330
Banca Mediolanum S.p.A.	362,970	3,001,400
Buzzi Unicem S.p.A.	142,910	2,745,636
CNH Industrial N.V.	1,388,062	19,995,097
Davide Campari-Milano N.V.	696,144	7,622,052
De'Longhi S.p.A.	97,620	3,120,549
DiaSorin S.p.A.	32,652	4,901,579
Enel S.p.A.	10,944,077	81,117,499
Eni S.p.A.	3,494,146	54,285,434
EXOR N.V.	145,551	11,084,144
Ferrari N.V.	171,196	37,063,402
FinecoBank Banca Fineco S.p.A.	856,879	14,364,520
Hera S.p.A.	1,145,862	4,459,568
Infrastrutture Wireless Italiane S.p.A.	480,651	4,919,272
Interpump Group S.p.A.	114,258	6,219,097
Intesa Sanpaolo S.p.A.	23,351,443	60,154,726
Italgas S.p.A.	673,417	4,370,377
Iveco Group N.V. *	276,336	2,310,785
Leonardo S.p.A. *	572,493	5,144,195
Mediobanca Banca di Credito Finanziario S.p.A.	964,960	10,107,925
Moncler S.p.A.	302,387	18,401,762
Nexi S.p.A. *	843,910	11,630,489
Pirelli & C S.p.A.	662,245	3,676,771
Poste Italiane S.p.A.	641,082	7,398,654
Prysmian S.p.A.	378,964	12,565,263
Recordati Industria Chimica e Farmaceutica S.p.A.	133,277	6,550,732
Reply S.p.A.	32,129	5,257,921
Snam S.p.A.	3,141,990	17,521,906
Stellantis N.V.	2,850,019	52,402,707
Telecom Italia S.p.A.	15,347,775	6,514,478
Tenaris S.A.	646,205	8,375,937
SECURITY	NUMBER OF SHARES	VALUE ($)
Terna - Rete Elettrica Nazionale	1,960,075	16,163,833
UniCredit S.p.A.	3,022,395	38,659,476
UnipolSai Assicurazioni S.p.A.	617,408	1,685,139
		602,428,795

Japan 20.8%
ABC-Mart, Inc.	37,887	1,638,179
Acom Co., Ltd.	561,446	1,559,911
Activia Properties, Inc.	993	3,349,516
Advance Residence Investment Corp.	1,762	4,926,104
Advantest Corp.	275,592	21,702,795
Aeon Co., Ltd.	989,828	22,323,232
AEON Financial Service Co., Ltd. (a)	158,028	1,630,017
Aeon Mall Co., Ltd.	165,907	2,323,490
AEON REIT Investment Corp.	2,293	2,848,954
AGC, Inc.	257,578	11,383,304
Aica Kogyo Co., Ltd.	77,497	2,166,619
Ain Holdings, Inc.	38,747	2,153,078
Air Water, Inc.	239,566	3,477,789
Aisin Corp.	237,376	8,625,297
Ajinomoto Co., Inc.	686,658	19,906,673
Alfresa Holdings Corp.	248,896	3,816,369
Alps Alpine Co., Ltd.	276,355	2,759,351
Amada Co., Ltd.	458,812	4,035,394
Amano Corp.	102,238	1,995,494
ANA Holdings, Inc. *	224,543	4,925,617
Anritsu Corp. (a)	200,671	2,791,187
Aozora Bank Ltd.	171,546	3,875,517
Ariake Japan Co., Ltd.	27,591	1,375,058
As One Corp.	34,324	2,059,291
Asahi Group Holdings Ltd.	591,297	23,841,834
Asahi Intecc Co., Ltd.	283,201	6,038,999
Asahi Kasei Corp.	1,734,150	16,223,544
Asics Corp.	239,647	4,758,608
Astellas Pharma, Inc.	2,610,329	43,480,931
Azbil Corp.	183,665	6,904,879
Bandai Namco Holdings, Inc.	273,706	19,890,768
BayCurrent Consulting, Inc.	19,032	7,493,824
Benefit One, Inc.	85,504	1,960,634
Benesse Holdings, Inc.	109,678	2,226,413
Bic Camera, Inc.	220,605	1,913,474
Bridgestone Corp.	808,721	33,177,397
Brother Industries Ltd.	343,113	6,214,315
Calbee, Inc.	108,130	2,424,065
Canon Marketing Japan, Inc.	72,512	1,511,624
Canon, Inc.	1,399,926	32,799,655
Capcom Co., Ltd.	258,414	6,226,168
Casio Computer Co., Ltd.	312,200	3,645,835
Central Japan Railway Co.	254,620	34,244,096
Chubu Electric Power Co., Inc.	979,854	9,809,174
Chugai Pharmaceutical Co., Ltd.	914,436	30,170,235
Coca-Cola Bottlers Japan Holdings, Inc.	210,157	2,678,624
COMSYS Holdings Corp.	157,306	3,787,363
Concordia Financial Group Ltd.	1,608,859	6,579,315
Cosmo Energy Holdings Co., Ltd.	89,799	2,024,035
Cosmos Pharmaceutical Corp.	24,476	3,372,556
Credit Saison Co., Ltd.	228,003	2,563,611
CyberAgent, Inc.	547,617	7,065,412
Dai Nippon Printing Co., Ltd.	378,907	9,826,744
Daicel Corp.	398,797	3,057,415
Daido Steel Co., Ltd.	54,713	1,971,426
Daifuku Co., Ltd.	137,112	9,833,255
Dai-ichi Life Holdings, Inc.	1,426,127	29,816,486
Daiichi Sankyo Co., Ltd.	2,647,578	64,215,404
Daiichikosho Co., Ltd.	56,350	1,712,394
Daikin Industries Ltd.	373,158	68,702,543

27
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Daio Paper Corp.	122,340	1,805,756
Daito Trust Construction Co., Ltd.	89,760	9,913,151
Daiwa House Industry Co., Ltd.	896,713	25,451,311
Daiwa House REIT Investment Corp.	3,023	8,175,945
Daiwa Office Investment Corp.	345	2,120,773
Daiwa Securities Group, Inc.	2,036,450	12,055,147
DeNA Co., Ltd.	137,014	2,098,482
Denka Co., Ltd.	119,692	3,668,442
Denso Corp.	639,447	44,676,623
Dentsu Group, Inc.	308,869	12,268,944
DIC Corp.	123,541	2,809,237
Disco Corp.	38,988	10,883,127
DMG Mori Co., Ltd.	147,673	2,047,613
Dowa Holdings Co., Ltd.	60,946	2,756,923
East Japan Railway Co.	507,761	30,022,595
Ebara Corp.	130,523	6,754,218
Eisai Co., Ltd.	371,909	18,463,865
Electric Power Development Co., Ltd.	250,219	3,964,833
ENEOS Holdings, Inc.	4,184,474	16,487,209
Exeo Group, Inc.	152,620	3,161,722
Ezaki Glico Co., Ltd.	72,564	2,476,028
Fancl Corp.	97,356	2,742,958
FANUC Corp.	270,419	49,669,754
Fast Retailing Co., Ltd.	72,083	38,696,695
Food & Life Cos. Ltd.	147,875	4,878,880
FP Corp.	64,800	1,834,148
Fuji Electric Co., Ltd.	180,268	9,171,873
Fuji Kyuko Co., Ltd.	34,764	1,211,873
Fuji Oil Holdings, Inc.	66,832	1,295,731
FUJIFILM Holdings Corp.	496,745	31,320,705
Fujitsu General Ltd.	86,167	1,849,402
Fujitsu Ltd.	264,378	38,024,064
Fukuoka Financial Group, Inc.	239,149	4,736,261
Fukuyama Transporting Co., Ltd.	46,313	1,594,365
Furukawa Electric Co., Ltd.	93,505	1,846,962
Fuyo General Lease Co., Ltd.	27,831	1,817,140
GLP J-REIT	6,057	9,024,365
GMO Internet, Inc.	81,100	1,824,442
GMO Payment Gateway, Inc.	57,152	5,443,520
Goldwin, Inc.	50,737	2,665,152
GS Yuasa Corp.	112,008	2,399,164
GungHo Online Entertainment, Inc.	47,688	1,046,300
H.U. Group Holdings, Inc.	78,490	2,068,306
Hakuhodo DY Holdings, Inc.	328,632	4,325,645
Hamamatsu Photonics K.K.	180,049	9,051,302
Hankyu Hanshin Holdings, Inc.	307,235	9,163,032
Haseko Corp.	374,324	4,764,567
Heiwa Corp.	58,398	981,117
Hikari Tsushin, Inc.	32,554	4,013,604
Hino Motors Ltd.	386,065	3,610,089
Hirogin Holdings, Inc.	417,767	2,462,894
Hirose Electric Co., Ltd.	45,568	6,785,250
Hisamitsu Pharmaceutical Co., Inc.	104,165	3,310,127
Hitachi Construction Machinery Co., Ltd.	150,036	3,651,408
Hitachi Ltd.	1,302,462	63,893,295
Hitachi Metals Ltd. *	272,440	4,842,064
Hitachi Transport System Ltd.	47,260	2,494,819
Honda Motor Co., Ltd.	2,405,074	73,608,733
Horiba Ltd.	51,753	2,961,166
Hoshizaki Corp.	75,379	5,222,700
House Foods Group, Inc.	105,272	2,720,117
Hoya Corp.	502,425	64,801,592
Hulic Co., Ltd.	583,214	5,301,715
Ibiden Co., Ltd.	152,538	7,310,699
Idemitsu Kosan Co., Ltd.	339,630	9,082,356
IHI Corp.	182,395	4,209,298
Iida Group Holdings Co., Ltd.	201,287	3,710,287
SECURITY	NUMBER OF SHARES	VALUE ($)
Industrial & Infrastructure Fund Investment Corp.	2,655	3,971,839
INFRONEER Holdings, Inc.	363,756	3,221,455
Inpex Corp.	1,236,232	12,719,209
Internet Initiative Japan, Inc.	79,950	2,540,629
Isetan Mitsukoshi Holdings Ltd.	495,437	3,978,982
Isuzu Motors Ltd.	724,016	9,787,653
Ito En Ltd.	81,522	4,671,545
ITOCHU Corp.	1,903,856	61,872,221
Itochu Techno-Solutions Corp.	142,701	3,666,180
Iwatani Corp.	73,344	3,464,218
Izumi Co., Ltd.	58,695	1,638,415
J Front Retailing Co., Ltd.	366,219	3,058,847
Japan Airlines Co., Ltd. *	204,899	4,086,416
Japan Airport Terminal Co., Ltd. *	74,682	3,469,058
Japan Exchange Group, Inc.	740,478	13,886,976
Japan Hotel REIT Investment Corp.	5,914	3,014,125
Japan Logistics Fund, Inc.	1,249	3,258,732
Japan Metropolitan Fund Invest	9,653	7,802,859
Japan Post Bank Co., Ltd.	585,089	5,151,120
Japan Post Holdings Co., Ltd. *	3,188,742	26,415,270
Japan Post Insurance Co., Ltd.	289,047	4,954,016
Japan Prime Realty Investment Corp.	1,229	3,990,849
Japan Real Estate Investment Corp.	1,805	9,606,816
Japan Tobacco, Inc.	1,660,709	30,568,292
JCR Pharmaceuticals Co., Ltd.	79,742	1,507,949
Jeol Ltd.	59,745	3,418,446
JFE Holdings, Inc.	712,421	10,639,150
JGC Holdings Corp.	324,842	3,249,125
JSR Corp.	250,792	7,817,176
JTEKT Corp.	332,463	2,860,611
Justsystems Corp.	50,756	2,441,400
Kadokawa Corp.	123,560	3,097,180
Kagome Co., Ltd.	112,794	3,006,534
Kajima Corp.	628,911	8,430,984
Kakaku.com, Inc.	187,717	4,081,123
Kaken Pharmaceutical Co., Ltd.	48,802	1,788,100
Kamigumi Co., Ltd.	132,240	2,560,410
Kaneka Corp.	83,749	2,730,432
Kansai Paint Co., Ltd.	273,750	5,464,304
Kao Corp.	651,733	30,443,443
Kawasaki Heavy Industries Ltd.	199,164	3,676,342
Kawasaki Kisen Kaisha Ltd. *	118,225	8,263,176
KDDI Corp.	2,336,913	76,209,640
Keihan Holdings Co., Ltd.	141,723	3,765,334
Keikyu Corp.	368,350	3,850,605
Keio Corp.	164,242	6,702,300
Keisei Electric Railway Co., Ltd.	201,652	5,637,677
Kenedix Office Investment Corp.	547	3,224,771
Kewpie Corp.	150,576	3,209,586
Keyence Corp.	253,430	118,337,012
Kikkoman Corp.	256,263	19,001,398
Kinden Corp.	166,215	2,352,337
Kintetsu Group Holdings Co., Ltd. *	256,203	7,685,534
Kirin Holdings Co., Ltd.	1,071,994	17,754,101
Kobayashi Pharmaceutical Co., Ltd.	88,751	7,567,049
Kobe Bussan Co., Ltd.	66,026	2,169,815
Kobe Steel Ltd.	459,178	2,439,913
Koei Tecmo Holdings Co., Ltd.	106,843	3,687,440
Koito Manufacturing Co., Ltd.	163,792	8,418,916
Kokuyo Co., Ltd.	133,144	1,858,872
Komatsu Ltd.	1,287,190	29,532,447
Konami Holdings Corp.	134,597	7,572,725
Konica Minolta, Inc.	675,068	2,842,700
Kose Corp.	41,290	4,707,078
Kotobuki Spirits Co., Ltd.	25,775	1,371,832
K's Holdings Corp.	242,817	2,614,223
Kubota Corp.	1,533,280	27,450,604

28
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kuraray Co., Ltd.	504,459	4,721,570
Kurita Water Industries Ltd.	158,311	6,460,271
Kusuri no Aoki Holdings Co., Ltd.	23,461	1,372,929
Kyocera Corp.	432,256	24,691,228
Kyowa Kirin Co., Ltd.	352,113	9,030,969
Kyudenko Corp.	57,126	1,530,139
Kyushu Electric Power Co., Inc.	672,677	5,069,535
Kyushu Financial Group, Inc.	562,989	2,013,905
Kyushu Railway Co.	230,991	5,094,136
LaSalle Logiport REIT	2,538	3,633,742
Lasertec Corp.	106,362	19,245,358
Lawson, Inc. (a)	70,590	2,941,888
Lintec Corp.	74,064	1,645,581
Lion Corp.	364,987	4,769,311
Lixil Corp.	372,392	8,261,008
M3, Inc.	594,411	22,032,043
Mabuchi Motor Co., Ltd.	72,666	2,501,591
Makita Corp.	342,108	12,104,103
Mani, Inc.	93,012	1,305,842
Marubeni Corp.	2,193,843	22,924,159
Marui Group Co., Ltd.	274,058	5,365,755
Maruichi Steel Tube Ltd.	93,452	2,312,465
MatsukiyoCocokara & Co.	173,688	6,650,437
Mazda Motor Corp. *	804,511	5,979,261
Mebuki Financial Group, Inc.	1,405,574	3,307,233
Medipal Holdings Corp.	210,547	3,833,445
MEIJI Holdings Co., Ltd.	192,919	11,574,303
Menicon Co., Ltd.	74,476	1,928,907
MINEBEA MITSUMI, Inc.	571,768	12,390,996
MISUMI Group, Inc.	390,624	12,430,102
Mitsubishi Chemical Holdings Corp.	1,813,513	12,870,549
Mitsubishi Corp.	1,683,570	56,584,324
Mitsubishi Electric Corp.	2,775,401	33,290,354
Mitsubishi Estate Co., Ltd.	1,581,030	24,118,686
Mitsubishi Gas Chemical Co., Inc.	263,947	4,668,201
Mitsubishi HC Capital, Inc.	908,547	4,725,154
Mitsubishi Heavy Industries Ltd.	408,781	12,053,139
Mitsubishi Logistics Corp.	88,717	2,112,108
Mitsubishi Materials Corp.	186,905	3,364,047
Mitsubishi Motors Corp. *	918,318	2,391,972
Mitsubishi UFJ Financial Group, Inc.	17,440,035	107,933,640
Mitsui & Co., Ltd.	2,209,782	54,978,340
Mitsui Chemicals, Inc.	248,990	6,351,488
Mitsui Fudosan Co., Ltd.	1,293,423	28,715,282
Mitsui Fudosan Logistics Park Inc.	713	3,250,054
Mitsui Mining & Smelting Co., Ltd.	79,779	2,330,856
Mitsui OSK Lines Ltd.	156,274	12,672,882
Miura Co., Ltd.	141,851	3,861,106
Mizuho Financial Group, Inc.	3,565,634	47,211,564
MonotaRO Co., Ltd.	336,700	6,285,262
Mori Hills Reit Investment Corp.	2,020	2,420,317
Morinaga & Co., Ltd.	58,443	1,897,780
Morinaga Milk Industry Co., Ltd.	59,810	2,991,149
MS&AD Insurance Group Holdings, Inc.	653,079	22,142,596
Murata Manufacturing Co., Ltd.	802,314	54,244,577
Nabtesco Corp.	158,706	4,354,339
Nagase & Co., Ltd.	160,167	2,553,216
Nagoya Railroad Co., Ltd. *	281,391	5,150,182
Nankai Electric Railway Co., Ltd.	154,369	3,134,961
NEC Corp.	368,497	15,853,290
NEC Networks & System Integration Corp.	93,572	1,426,633
NET One Systems Co., Ltd.	109,313	2,660,337
Nexon Co., Ltd.	571,266	12,340,437
NGK Insulators Ltd.	370,967	5,733,200
NGK Spark Plug Co., Ltd.	277,785	4,987,709
NH Foods Ltd.	140,375	5,265,205
SECURITY	NUMBER OF SHARES	VALUE ($)
NHK Spring Co., Ltd.	239,762	1,902,691
Nichirei Corp.	150,741	3,315,190
Nidec Corp.	651,865	55,935,592
Nifco, Inc.	121,550	3,450,996
Nihon Kohden Corp.	111,175	3,001,990
Nihon M&A Center Holdings, Inc.	372,658	5,380,771
Nihon Unisys Ltd.	91,001	2,469,096
Nikon Corp.	473,906	4,908,790
Nintendo Co., Ltd.	147,667	74,388,013
Nippo Corp. (a)	65,332	2,260,456
Nippon Accommodations Fund, Inc.	661	3,472,151
Nippon Building Fund, Inc.	2,052	11,723,169
Nippon Electric Glass Co., Ltd.	115,891	2,779,170
Nippon Express Holdings, Inc.	98,200	5,951,257
Nippon Kayaku Co., Ltd.	247,045	2,436,667
Nippon Paint Holdings Co., Ltd.	1,101,252	9,743,224
Nippon Prologis REIT, Inc.	3,186	9,336,010
Nippon Sanso Holdings Corp.	204,496	3,980,725
Nippon Shinyaku Co., Ltd.	72,652	4,699,435
Nippon Shokubai Co., Ltd.	47,168	2,293,387
Nippon Steel Corp.	1,138,199	20,836,923
Nippon Telegraph & Telephone Corp.	1,680,599	48,050,467
Nippon Yusen K.K.	227,552	21,080,789
Nipro Corp.	172,984	1,641,602
Nishi-Nippon Railroad Co., Ltd.	103,898	2,347,233
Nissan Chemical Corp.	190,821	10,769,147
Nissan Motor Co., Ltd. *	2,705,286	12,808,270
Nisshin Seifun Group, Inc.	372,666	5,274,110
Nissin Foods Holdings Co., Ltd.	94,379	7,514,265
Nitori Holdings Co., Ltd.	105,864	15,850,876
Nitto Denko Corp.	204,795	14,847,304
NOF Corp.	97,470	4,214,461
NOK Corp.	173,647	1,809,216
Nomura Holdings, Inc.	4,343,959	19,850,016
Nomura Real Estate Holdings, Inc.	164,176	4,083,909
Nomura Real Estate Master Fund, Inc.	6,247	8,233,511
Nomura Research Institute Ltd.	361,327	12,470,370
NS Solutions Corp.	51,264	1,617,926
NSK Ltd.	621,880	4,017,180
NTT Data Corp.	883,218	16,663,622
Obayashi Corp.	968,126	8,077,874
OBIC Business Consultants Co. Ltd	35,940	1,304,356
Obic Co., Ltd.	93,437	14,854,191
Odakyu Electric Railway Co., Ltd.	441,957	7,267,780
Oji Holdings Corp.	1,236,705	6,302,981
OKUMA Corp.	46,756	1,893,785
Olympus Corp.	1,484,748	29,643,395
Omron Corp.	261,116	17,592,882
Ono Pharmaceutical Co., Ltd.	602,355	14,782,343
Open House Group Co., Ltd.	100,695	4,546,247
Oracle Corp. Japan	47,282	3,349,869
Oriental Land Co., Ltd.	264,128	48,456,910
ORIX Corp.	1,682,686	33,354,219
Orix JREIT, Inc.	3,580	5,001,276
Osaka Gas Co., Ltd.	553,332	10,132,209
OSG Corp.	117,770	1,958,147
Otsuka Corp.	145,674	5,609,413
Otsuka Holdings Co., Ltd.	588,345	20,244,074
PALTAC Corp.	43,652	1,686,576
Pan Pacific International Holdings Corp.	560,381	9,147,092
Panasonic Corp.	2,997,591	30,971,420
Park24 Co., Ltd. *	156,364	2,324,247
Penta-Ocean Construction Co., Ltd.	421,248	2,205,449
PeptiDream, Inc. *	128,224	2,264,446
Persol Holdings Co., Ltd.	234,307	5,195,746
Pigeon Corp.	158,869	2,921,507

29
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Pola Orbis Holdings, Inc.	109,023	1,700,068
Rakus Co. Ltd.	136,595	2,226,080
Rakuten Group, Inc.	1,140,117	9,641,623
Recruit Holdings Co., Ltd.	1,880,166	78,667,419
Relo Group, Inc.	149,365	2,217,618
Renesas Electronics Corp. *	1,408,160	16,383,194
Rengo Co., Ltd.	320,708	2,394,694
RENOVA, Inc. *	63,521	784,809
Resona Holdings, Inc.	3,008,232	13,524,311
Resorttrust, Inc.	90,131	1,519,726
Ricoh Co., Ltd.	863,660	7,341,204
Rinnai Corp.	52,197	4,269,119
Rohm Co., Ltd.	117,396	9,204,132
Rohto Pharmaceutical Co., Ltd.	139,133	4,656,894
Ryohin Keikaku Co., Ltd.	335,275	4,916,687
Sankyo Co., Ltd.	70,505	1,961,958
Sankyu, Inc.	70,001	2,422,001
Sansan, Inc. *	111,636	967,334
Santen Pharmaceutical Co., Ltd.	526,722	5,963,495
Sanwa Holdings Corp.	296,989	3,300,594
Sapporo Holdings Ltd.	94,639	1,871,005
Sawai Group Holdings Co., Ltd.	56,117	2,224,216
SBI Holdings, Inc.	332,136	8,651,252
SCREEN Holdings Co., Ltd.	55,454	5,354,013
SCSK Corp.	189,345	3,218,906
Secom Co., Ltd.	274,329	20,059,899
Sega Sammy Holdings, Inc.	285,637	5,180,774
Seibu Holdings, Inc. *	290,508	3,024,260
Seiko Epson Corp.	373,266	5,713,635
Seino Holdings Co., Ltd.	197,663	2,062,869
Sekisui Chemical Co., Ltd.	473,288	7,729,583
Sekisui House Ltd.	807,908	16,456,281
Sekisui House REIT, Inc.	5,639	3,740,565
Seven & i Holdings Co., Ltd.	1,082,509	52,548,798
Seven Bank Ltd.	973,821	2,079,965
SG Holdings Co., Ltd.	599,695	12,662,976
Sharp Corp.	287,002	2,698,703
SHIFT, Inc. *	15,570	2,979,490
Shikoku Electric Power Co., Inc.	226,569	1,746,848
Shimadzu Corp.	378,352	13,485,001
Shimamura Co., Ltd.	32,670	2,947,179
Shimano, Inc.	109,832	25,346,946
Shimizu Corp.	729,826	4,822,206
Shin-Etsu Chemical Co., Ltd.	558,134	85,628,199
Shinko Electric Industries Co., Ltd.	87,794	3,674,123
Shinsei Bank Ltd.	121,527	2,285,457
Shionogi & Co., Ltd.	381,348	25,299,588
Ship Healthcare Holdings, Inc.	114,030	2,253,373
Shiseido Co., Ltd.	546,021	31,128,056
SHO-BOND Holdings Co., Ltd.	64,793	2,885,940
Shochiku Co., Ltd. *	13,028	1,349,460
Showa Denko K.K.	245,013	4,477,989
Skylark Holdings Co., Ltd. *	315,404	4,126,884
SMC Corp.	80,056	47,300,289
SMS Co., Ltd.	75,205	2,014,390
Softbank Corp.	3,828,797	48,219,406
SoftBank Group Corp.	1,887,730	83,999,273
Sohgo Security Services Co., Ltd.	93,834	3,372,891
Sojitz Corp.	332,478	5,484,768
Sompo Holdings, Inc.	454,380	19,804,537
Sony Group Corp.	1,744,770	178,908,042
Sotetsu Holdings, Inc.	110,024	2,082,503
Square Enix Holdings Co., Ltd.	108,739	5,249,306
Stanley Electric Co., Ltd.	204,902	4,851,467
Subaru Corp.	869,505	14,294,836
Sugi Holdings Co., Ltd.	49,149	2,773,766
SUMCO Corp.	390,547	6,398,630
Sumitomo Bakelite Co., Ltd.	46,980	1,939,569
SECURITY	NUMBER OF SHARES	VALUE ($)
Sumitomo Chemical Co., Ltd.	2,108,802	10,070,251
Sumitomo Corp.	1,574,054	25,611,263
Sumitomo Dainippon Pharma Co., Ltd.	233,816	2,564,008
Sumitomo Electric Industries Ltd.	1,037,669	13,716,962
Sumitomo Forestry Co., Ltd.	201,333	3,866,712
Sumitomo Heavy Industries Ltd.	162,929	3,939,720
Sumitomo Metal Mining Co., Ltd.	336,150	16,770,288
Sumitomo Mitsui Financial Group, Inc.	1,825,817	65,328,343
Sumitomo Mitsui Trust Holdings, Inc.	510,157	18,204,865
Sumitomo Realty & Development Co., Ltd.	552,862	16,253,447
Sumitomo Rubber Industries Ltd.	245,800	2,371,034
Sundrug Co., Ltd.	95,112	2,576,509
Suntory Beverage & Food Ltd.	180,971	7,227,841
Suzuken Co., Ltd.	110,934	3,573,390
Suzuki Motor Corp.	635,287	25,223,941
Sysmex Corp.	266,530	21,114,128
T&D Holdings, Inc.	748,728	10,947,323
Taiheiyo Cement Corp.	156,150	2,992,169
Taisei Corp.	234,823	7,778,161
Taisho Pharmaceutical Holdings Co., Ltd.	62,258	3,086,548
Taiyo Yuden Co., Ltd.	174,372	7,721,269
Takara Bio, Inc.	65,244	1,354,447
Takara Holdings, Inc.	257,118	2,547,182
Takashimaya Co., Ltd.	197,580	1,926,480
Takeda Pharmaceutical Co., Ltd.	2,156,455	65,550,241
TDK Corp.	505,826	20,202,297
TechnoPro Holdings, Inc.	156,252	4,483,724
Teijin Ltd.	260,052	3,122,656
Terumo Corp.	925,678	29,809,765
The Bank of Kyoto Ltd.	102,400	4,560,990
The Chiba Bank Ltd.	875,916	5,544,109
The Chugoku Bank Ltd.	265,304	2,089,262
The Chugoku Electric Power Co., Inc.	435,774	3,412,791
The Hachijuni Bank Ltd.	649,820	2,465,564
The Iyo Bank Ltd.	402,268	2,165,454
The Kansai Electric Power Co., Inc.	1,014,351	10,233,782
The Shizuoka Bank Ltd.	721,136	5,353,343
The Yokohama Rubber Co., Ltd.	149,698	2,088,688
THK Co., Ltd.	162,016	3,685,539
TIS, Inc.	330,168	7,739,992
Tobu Railway Co., Ltd.	278,180	6,823,169
Toda Corp.	358,593	2,391,139
Toho Co., Ltd.	155,036	6,441,044
Toho Gas Co., Ltd.	131,311	3,505,807
Tohoku Electric Power Co., Inc.	680,318	4,412,395
Tokai Carbon Co., Ltd.	273,972	2,618,999
Tokio Marine Holdings, Inc.	895,799	51,130,737
Tokuyama Corp.	101,200	1,554,355
Tokyo Century Corp.	88,091	3,854,818
Tokyo Electric Power Co. Holdings, Inc. *	2,132,114	6,701,326
Tokyo Electron Ltd.	207,479	100,465,412
Tokyo Gas Co., Ltd.	597,309	12,176,961
Tokyo Ohka Kogyo Co., Ltd.	54,217	3,408,127
Tokyo Tatemono Co., Ltd.	281,170	4,301,468
Tokyu Corp.	689,962	9,177,528
Tokyu Fudosan Holdings Corp.	875,433	4,856,971
Toppan, Inc.	382,478	7,495,141
Toray Industries, Inc.	2,169,901	12,428,771
Toshiba Corp.	590,278	23,457,368
Toshiba TEC Corp.	34,380	1,455,199
Tosoh Corp.	398,255	6,182,591
TOTO Ltd.	206,674	8,676,091

30
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Toyo Seikan Group Holdings Ltd.	191,791	2,552,773
Toyo Suisan Kaisha Ltd.	127,196	5,345,159
Toyo Tire Corp.	143,048	1,886,607
Toyoda Gosei Co., Ltd.	109,930	2,080,724
Toyota Boshoku Corp.	89,786	1,633,961
Toyota Industries Corp.	222,156	16,858,202
Toyota Motor Corp.	17,346,458	322,078,580
Toyota Tsusho Corp.	309,813	12,817,529
Trend Micro, Inc.	158,686	8,817,802
TS Tech Co., Ltd.	155,054	2,081,298
Tsumura & Co.	102,177	2,829,995
Tsuruha Holdings, Inc.	50,140	4,000,752
Ube Industries Ltd.	149,543	2,757,798
Ulvac, Inc.	71,499	3,513,647
Unicharm Corp.	549,266	20,601,946
United Urban Investment Corp.	4,173	4,764,484
Ushio, Inc.	145,739	2,357,384
USS Co., Ltd.	302,770	5,005,201
Welcia Holdings Co., Ltd.	143,274	3,812,762
West Japan Railway Co.	324,381	13,946,904
Yakult Honsha Co., Ltd.	191,457	10,356,215
Yamada Holdings Co., Ltd.	1,061,737	3,678,169
Yamaguchi Financial Group, Inc.	336,228	2,084,365
Yamaha Corp.	218,755	10,180,393
Yamaha Motor Co., Ltd.	435,336	9,736,710
Yamato Holdings Co., Ltd.	485,985	9,485,516
Yamato Kogyo Co., Ltd.	47,869	1,533,637
Yamazaki Baking Co., Ltd.	175,137	2,367,600
Yaoko Co., Ltd.	32,019	1,826,480
Yaskawa Electric Corp. (a)	362,948	14,401,323
Yokogawa Electric Corp.	340,914	5,461,136
Z Holdings Corp.	3,707,341	17,948,455
Zenkoku Hosho Co., Ltd.	67,662	2,831,611
Zensho Holdings Co., Ltd.	140,734	3,367,596
Zeon Corp.	211,069	2,464,839
ZOZO, Inc.	153,452	4,330,098
		5,883,152,864

Netherlands 3.7%
Aalberts N.V.	133,042	7,428,306
ABN AMRO Bank N.V.	584,484	7,787,317
Adyen N.V. *	40,804	85,447,452
Aegon N.V.	2,533,949	12,565,676
Akzo Nobel N.V.	255,928	24,433,969
ArcelorMittal S.A.	869,928	27,070,654
ASM International N.V.	66,840	21,636,535
ASML Holding N.V.	549,923	369,924,829
ASR Nederland N.V.	195,939	8,479,635
BE Semiconductor Industries N.V.	102,605	8,774,829
CTP NV	81,668	1,398,875
Galapagos N.V. *	69,887	4,610,920
Heineken Holding N.V.	150,800	12,322,296
Heineken N.V.	335,203	34,028,086
IMCD N.V.	79,931	12,990,955
ING Groep N.V.	5,497,500	64,822,995
InPost S.A. *	293,638	1,819,916
JDE Peet's N.V.	126,317	4,153,517
Just Eat Takeaway.com N.V *	251,908	10,248,202
Koninklijke Ahold Delhaize N.V.	1,375,183	42,445,779
Koninklijke DSM N.V.	233,704	43,915,656
Koninklijke KPN N.V.	4,721,349	16,174,216
Koninklijke Philips N.V.	1,276,027	43,484,324
Koninklijke Vopak N.V.	95,084	3,528,619
NN Group N.V.	440,262	21,154,817
Prosus N.V. *	1,243,123	77,381,636
Randstad N.V.	158,557	10,810,142
Signify N.V.	181,929	9,313,942
SECURITY	NUMBER OF SHARES	VALUE ($)
Unibail-Rodamco-Westfield *	147,275	11,228,666
Universal Music Group NV	1,052,657	24,037,071
Wolters Kluwer N.V.	360,842	36,809,156
		1,060,228,988

New Zealand 0.3%
Auckland International Airport Ltd. *	1,653,876	7,969,133
Contact Energy Ltd.	1,146,219	6,298,712
Fisher & Paykel Healthcare Corp., Ltd.	795,693	14,813,724
Fletcher Building Ltd.	1,180,445	5,360,390
Infratil Ltd.	726,765	3,910,112
Kiwi Property Group Ltd.	2,189,974	1,600,630
Mainfreight Ltd.	116,958	6,283,822
Mercury NZ Ltd.	1,014,544	3,927,309
Meridian Energy Ltd.	1,812,791	6,127,896
Ryman Healthcare Ltd.	560,530	3,793,386
SKYCITY Entertainment Group Ltd.	1,183,402	2,370,566
Spark New Zealand Ltd.	2,688,479	8,196,521
The a2 Milk Co., Ltd. *	1,066,782	4,295,570
		74,947,771

Norway 0.7%
Adevinta A.S.A. *	401,232	4,309,971
Aker A.S.A., A Shares	35,493	2,944,414
Aker BP A.S.A.	182,679	5,681,680
DNB Bank A.S.A.	1,434,619	32,155,408
Equinor A.S.A.	1,350,230	42,754,891
Gjensidige Forsikring A.S.A.	240,893	5,969,146
Leroy Seafood Group A.S.A.	358,468	3,130,707
Mowi A.S.A.	616,902	15,882,667
Norsk Hydro A.S.A.	1,872,011	17,788,431
Orkla A.S.A.	1,093,573	10,264,625
Salmar A.S.A.	79,957	5,902,905
Scatec A.S.A.	171,024	2,466,080
Schibsted A.S.A., A Shares	113,243	3,260,663
Schibsted A.S.A., B Shares	138,829	3,602,688
Telenor A.S.A.	878,306	13,029,290
Tomra Systems A.S.A.	164,284	7,756,815
Yara International A.S.A.	233,707	11,906,402
		188,806,783

Poland 0.2%
Allegro.eu S.A. *	556,127	4,169,457
Bank Polska Kasa Opieki S.A.	226,115	6,248,092
CD Projekt S.A.	91,166	3,669,739
Cyfrowy Polsat S.A.	391,018	2,544,164
Dino Polska S.A. *	66,681	4,705,206
KGHM Polska Miedz S.A.	195,997	7,753,676
LPP S.A.	1,584	3,277,046
Pepco Group N.V. *	151,949	1,507,323
Polski Koncern Naftowy Orlen S.A.	430,882	7,318,866
Polskie Gornictwo Naftowe i Gazownictwo S.A.	2,515,897	3,348,516
Powszechna Kasa Oszczednosci Bank Polski S.A. *	1,192,280	11,493,881
Powszechny Zaklad Ubezpieczen S.A.	775,852	5,849,258
Santander Bank Polska S.A.	41,255	3,103,370
		64,988,594

Portugal 0.2%
Banco Espirito Santo S.A. *(b)	505,213	0
EDP - Energias de Portugal S.A.	3,943,213	19,328,238
EDP Renovaveis S.A.	347,895	8,487,217
Galp Energia, SGPS, S.A.	728,008	8,060,876

31
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Jeronimo Martins, SGPS, S.A.	386,422	8,431,021
		44,307,352

Republic of Korea 4.4%
Alteogen, Inc. *	39,378	1,748,896
Amorepacific Corp.	51,418	7,868,684
AMOREPACIFIC Group	59,992	2,434,906
BNK Financial Group, Inc.	453,331	2,971,055
Celltrion Healthcare Co., Ltd.	107,113	5,656,985
Celltrion Pharm, Inc. *	26,399	1,929,947
Celltrion, Inc.	153,070	20,305,789
Cheil Worldwide, Inc.	100,679	1,884,042
CJ CheilJedang Corp.	12,178	3,833,637
CJ Corp.	21,896	1,531,545
CJ ENM Co., Ltd.	14,244	1,540,084
CJ Logistics Corp. *	12,531	1,292,339
Coway Co., Ltd.	78,145	4,686,035
Daewoo Engineering & Construction Co., Ltd. *	250,171	1,304,589
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	79,508	1,752,370
DB Insurance Co., Ltd.	71,562	3,678,240
DGB Financial Group, Inc.	219,715	1,732,356
DL E&C Co., Ltd.	21,455	2,292,983
Doosan Bobcat, Inc.	37,054	1,175,706
Doosan Heavy Industries & Construction Co., Ltd. *	431,540	7,465,407
Ecopro BM Co., Ltd.	12,236	3,818,312
E-MART, Inc.	29,791	3,221,051
F&F Co., Ltd. *	4,396	3,253,994
Fila Holdings Corp.	67,204	1,967,464
Green Cross Corp.	9,021	1,365,511
GS Engineering & Construction Corp.	92,843	3,308,789
GS Holdings Corp.	75,110	2,498,773
GS Retail Co., Ltd.	61,985	1,368,738
Hana Financial Group, Inc.	410,381	16,622,077
Hanjin Kal Corp. *	29,572	1,296,165
Hankook Tire & Technology Co., Ltd.	105,925	3,101,060
Hanmi Pharm Co., Ltd. *	12,512	2,757,666
Hanon Systems	234,621	2,253,813
Hanwha Aerospace Co., Ltd.	49,531	2,142,148
Hanwha Corp.	85,573	2,160,054
Hanwha Solutions Corp. *	135,448	3,813,295
HDC Hyundai Development Co-Engineering & Construction *	74,960	1,000,630
HLB, Inc. *	130,600	3,378,101
HMM Co., Ltd. *	497,379	11,934,449
Hotel Shilla Co., Ltd.	46,024	3,081,409
HYBE Co., Ltd. *	23,518	5,643,068
Hyundai Department Store Co., Ltd.	26,242	1,698,031
Hyundai Doosan Infracore Co., Ltd. *	197,828	1,112,253
Hyundai Engineering & Construction Co., Ltd.	101,857	3,668,157
Hyundai Glovis Co., Ltd.	29,149	4,266,831
Hyundai Heavy Industries Holdings Co., Ltd.	76,937	3,289,027
Hyundai Marine & Fire Insurance Co., Ltd.	89,670	2,147,874
Hyundai Mipo Dockyard Co., Ltd.	26,462	1,756,284
Hyundai Mobis Co., Ltd.	91,308	17,010,847
Hyundai Motor Co.	194,145	28,257,475
Hyundai Steel Co.	103,407	3,414,362
Hyundai Wia Corp.	20,700	1,050,193
Industrial Bank of Korea	350,313	3,132,087
Kakao Corp.	386,272	30,230,960
KakaoBank Corp. *	196,436	7,842,083
SECURITY	NUMBER OF SHARES	VALUE ($)
Kangwon Land, Inc. *	172,848	3,809,600
KB Financial Group, Inc.	559,029	27,757,335
KCC Corp.	6,714	1,851,117
Kia Corp.	364,109	22,348,937
Korea Aerospace Industries Ltd. *	101,308	3,125,984
Korea Electric Power Corp.	355,356	6,856,788
Korea Investment Holdings Co., Ltd. *	56,180	3,700,633
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	63,436	4,653,433
Korea Zinc Co., Ltd.	14,596	6,676,758
Korean Air Lines Co., Ltd. *	260,802	6,355,469
Krafton, Inc. *	39,311	9,645,066
KT&G Corp.	152,532	10,123,553
Kumho Petrochemical Co., Ltd. *	23,747	3,169,953
LG Chem Ltd.	64,844	30,471,044
LG Corp.	129,800	8,118,235
LG Display Co., Ltd.	339,995	5,287,900
LG Electronics, Inc.	149,810	15,387,811
LG Household & Health Care Ltd.	12,966	10,244,688
LG Innotek Co., Ltd.	19,927	5,419,494
LG Uplus Corp.	310,721	3,398,329
Lotte Chemical Corp.	21,188	3,876,875
LOTTE Fine Chemical Co., Ltd.	28,195	1,859,578
Lotte Shopping Co., Ltd.	18,985	1,346,879
Mando Corp.	44,889	1,693,114
Mirae Asset Daewoo Co., Ltd.	677,727	4,954,647
NAVER Corp.	190,480	50,378,542
NCSoft Corp.	23,690	8,738,317
Netmarble Corp.	26,067	2,222,204
NH Investment & Securities Co., Ltd. *	208,280	2,000,777
OCI Co., Ltd.	24,141	2,108,209
Orion Corp.	32,988	2,510,419
Pan Ocean Co., Ltd.	264,541	1,445,531
Pearl Abyss Corp. *	41,353	3,270,820
POSCO	91,368	21,657,487
POSCO Chemical Co., Ltd.	36,942	3,487,268
Posco International Corp.	66,741	1,146,257
S-1 Corp.	31,781	1,844,982
Samsung Biologics Co., Ltd. *	18,722	12,129,944
Samsung C&T Corp.	123,846	11,330,361
Samsung Card Co., Ltd.	60,403	1,615,134
Samsung Electro-Mechanics Co., Ltd.	79,666	10,998,924
Samsung Electronics Co., Ltd.	6,619,670	396,954,470
Samsung Engineering Co., Ltd. *	219,552	4,236,376
Samsung Fire & Marine Insurance Co., Ltd.	50,080	7,934,661
Samsung Heavy Industries Co., Ltd. *	885,720	4,287,346
Samsung Life Insurance Co., Ltd.	90,342	4,493,244
Samsung SDI Co., Ltd.	75,033	34,198,099
Samsung SDS Co., Ltd.	48,151	5,606,637
Samsung Securities Co., Ltd.	89,901	3,162,816
Seegene, Inc.	43,796	1,868,620
Shin Poong Pharmaceutical Co., Ltd. *	47,636	1,374,782
Shinhan Financial Group Co., Ltd.	705,450	22,911,650
Shinsegae, Inc.	9,164	1,993,085
SillaJen, Inc. *(b)	68,458	182,198
SK Biopharmaceuticals Co., Ltd. *	35,254	2,480,549
SK Bioscience Co., Ltd. *	28,297	3,436,073
SK Chemicals Co., Ltd.	20,625	2,144,238
SK Hynix, Inc.	728,110	74,788,194
SK IE Technology Co., Ltd. *	34,985	3,593,502
SK Innovation Co., Ltd. *	78,098	13,023,370
SK Square Co., Ltd. *	65,890	3,057,897
SK Telecom Co., Ltd.	97,172	4,412,685
SK, Inc.	54,299	10,274,065
SKC Co., Ltd.	28,286	3,234,769
S-Oil Corp.	60,335	4,240,286
Solus Advanced Materials Co., Ltd.	16,355	856,959

32
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Woori Financial Group, Inc.	770,037	9,158,339
Yuhan Corp.	75,627	3,654,451
		1,232,526,383

Singapore 1.1%
Ascendas Real Estate Investment Trust	4,766,395	9,726,262
Ascott Residence Trust	2,869,192	2,177,073
CapitaLand Integrated Commercial Trust	6,749,791	10,491,774
Capitaland Investment Ltd. *	3,656,764	9,940,299
City Developments Ltd.	632,347	3,316,741
ComfortDelGro Corp., Ltd.	3,078,006	3,197,163
DBS Group Holdings Ltd.	2,534,798	63,152,874
Frasers Logistics & Commercial Trust	3,886,458	4,008,281
Genting Singapore Ltd.	8,163,957	4,630,923
Golden Agri-Resources Ltd.	10,080,832	2,116,496
Hutchison Port Holdings Trust, Class U	7,426,627	1,856,657
Jardine Cycle & Carriage Ltd.	141,918	2,283,317
Keppel Corp., Ltd.	2,086,774	9,208,277
Keppel DC REIT	1,854,840	2,992,449
Keppel REIT	3,308,091	2,802,538
Mapletree Commercial Trust	3,194,339	4,259,276
Mapletree Industrial Trust	2,540,290	4,790,705
Mapletree Logistics Trust	4,290,941	5,531,804
Mapletree North Asia Commercial Trust	3,495,249	2,780,853
NetLink NBN Trust	4,273,268	3,006,351
Olam International Ltd.	1,088,918	1,379,748
Oversea-Chinese Banking Corp., Ltd.	4,925,087	42,340,981
SATS Ltd. *	995,549	2,911,584
Sembcorp Industries Ltd.	1,396,224	2,581,695
Sembcorp Marine Ltd. *	19,594,664	1,198,097
Singapore Airlines Ltd. *	1,871,743	7,018,433
Singapore Exchange Ltd.	1,152,253	7,928,132
Singapore Press Holdings Ltd.	2,195,135	3,767,847
Singapore Technologies Engineering Ltd.	2,121,859	5,971,123
Singapore Telecommunications Ltd.	10,635,013	19,743,072
Suntec Real Estate Investment Trust	3,010,647	3,592,949
United Overseas Bank Ltd.	1,817,875	40,054,986
UOL Group Ltd.	736,965	3,789,470
Venture Corp., Ltd.	387,510	5,004,273
Wilmar International Ltd.	3,053,804	9,853,521
		309,406,024

Spain 2.0%
Acciona S.A.	32,911	5,659,441
ACS, Actividades de Construccion y Servicios S.A.	309,431	7,583,608
Aena SME S.A. *	98,532	16,191,195
Amadeus IT Group S.A. *	600,015	40,395,792
Banco Bilbao Vizcaya Argentaria S.A.	9,367,469	55,658,977
Banco Santander S.A.	24,087,166	80,744,802
Bankinter S.A.	971,639	5,561,496
CaixaBank S.A.	6,250,598	20,640,784
Cellnex Telecom S.A.	856,106	39,078,558
Corp. ACCIONA Energias Renovables S.A. *	74,633	2,524,894
Enagas S.A.	344,197	7,316,447
Endesa S.A.	452,217	9,988,451
Ferrovial S.A.	676,357	18,551,496
Fluidra S.A.	153,773	4,697,927
Grifols S.A.	478,155	9,138,143
SECURITY	NUMBER OF SHARES	VALUE ($)
Iberdrola S.A.	8,444,289	96,553,529
Industria de Diseno Textil S.A.	1,477,961	39,177,098
Inmobiliaria Colonial Socimi S.A.	490,233	4,157,256
Mapfre S.A.	1,458,386	2,885,443
Merlin Properties Socimi S.A.	472,950	5,322,801
Naturgy Energy Group S.A.	417,896	11,279,225
Red Electrica Corp. S.A.	606,737	12,147,511
Repsol S.A.	1,818,257	23,743,398
Siemens Gamesa Renewable Energy S.A. *	320,949	7,472,959
Telefonica S.A.	7,244,431	34,793,592
		561,264,823

Sweden 2.8%
Alfa Laval AB	437,743	14,377,776
Assa Abloy AB, B Shares	1,289,203	34,367,091
Atlas Copco AB, A Shares	903,392	47,322,265
Atlas Copco AB, B Shares	514,224	23,574,911
Beijer Ref AB	351,942	5,358,444
Boliden AB	381,595	17,122,490
Castellum AB	380,081	8,521,237
Electrolux AB, B Shares	322,918	5,842,030
Elekta AB, B Shares (a)	517,846	4,515,557
Epiroc AB, A Shares	896,841	17,013,772
Epiroc AB, B Shares	506,504	8,269,825
EQT AB	396,732	13,488,938
Essity AB, B Shares	858,875	22,267,669
Evolution AB	227,232	26,502,616
Fastighets AB Balder, B Shares *	142,735	8,971,033
Getinge AB, B Shares	319,348	12,539,506
H & M Hennes & Mauritz AB, B Shares	1,235,080	20,997,747
Hexagon AB, B Shares	2,654,541	36,211,582
Holmen AB, B Shares	135,027	6,689,689
Husqvarna AB, B Shares	605,690	7,344,750
Industrivarden AB, A Shares	328,685	9,165,931
Industrivarden AB, C Shares	228,292	6,262,296
Indutrade AB	388,175	8,698,588
Investment AB Latour, B Shares	202,483	5,670,176
Investor AB, A Shares	775,486	17,344,949
Investor AB, B Shares	2,549,845	52,438,486
Kinnevik AB, B Shares *	354,800	9,138,594
L E Lundbergfortagen AB, B Shares	101,803	4,970,315
Lifco AB, B Shares	313,656	7,204,829
Lundin Energy AB	265,895	9,851,824
Nibe Industrier AB, B Shares	1,682,905	15,141,901
Saab AB, B Shares	128,094	3,882,911
Sagax AB, Class B	273,605	7,537,168
Sandvik AB	1,516,615	33,246,556
Securitas AB, B Shares	442,533	5,389,711
Sinch AB *	741,424	6,375,577
Skandinaviska Enskilda Banken AB, A Shares	2,040,467	23,716,305
Skanska AB, B Shares	511,964	11,689,543
SKF AB, B Shares	550,746	10,258,433
Svenska Cellulosa AB SCA, B Shares	871,360	14,356,178
Svenska Handelsbanken AB, A Shares	2,156,142	20,743,118
Sweco AB, B Shares	283,803	4,005,272
Swedbank AB, A Shares	1,407,174	22,888,830
Swedish Match AB	2,210,625	16,240,887
Swedish Orphan Biovitrum AB *	255,489	5,263,698
Tele2 AB, B Shares	699,099	9,314,456
Telefonaktiebolaget LM Ericsson, B Shares	4,310,899	40,148,336
Telia Co. AB	3,629,420	13,580,234

33
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Trelleborg AB, B Shares	347,259	7,064,242
Volvo AB, A Shares	288,743	5,681,123
Volvo AB, B Shares	2,126,761	41,412,148
		789,981,543

Switzerland 8.3%
ABB Ltd.	2,360,592	80,148,717
Adecco Group AG	227,700	10,806,102
Alcon, Inc.	646,348	50,076,207
ams-OSRAM AG *	359,667	5,621,696
Baloise Holding AG	64,622	10,854,270
Banque Cantonale Vaudoise	42,743	3,657,230
Barry Callebaut AG	5,013	11,583,803
BKW AG	25,754	3,250,655
Chocoladefabriken Lindt & Spruengli AG	140	15,793,776
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	1,527	16,269,470
Cie Financiere Richemont S.A.	719,186	98,065,473
Clariant AG *	327,479	5,919,929
Credit Suisse Group AG	3,383,251	28,601,553
DKSH Holding AG	52,053	4,456,660
EMS-Chemie Holding AG	9,811	9,715,291
Flughafen Zuerich AG *	26,833	4,825,816
Geberit AG	48,883	32,043,421
Georg Fischer AG	5,772	7,140,683
Givaudan S.A.	12,968	54,433,231
Helvetia Holding AG	48,624	5,925,296
Holcim Ltd. *	772,086	38,787,339
Julius Baer Group Ltd.	303,565	17,801,294
Kuehne & Nagel International AG	70,058	19,197,320
Logitech International S.A.	207,044	15,548,893
Lonza Group AG	104,203	72,395,217
Medmix AG *	35,162	1,301,544
Nestle S.A.	3,877,559	506,244,501
Novartis AG	2,916,968	255,435,401
OC Oerlikon Corp. AG	280,732	2,509,131
Partners Group Holding AG	31,534	42,843,894
PSP Swiss Property AG	59,259	7,673,409
Roche Holding AG	978,172	373,005,040
Roche Holding AG, Bearer Shares	37,262	15,612,309
Schindler Holding AG	25,555	5,765,856
Schindler Holding AG, Participation Certificate	57,830	13,331,566
SGS S.A.	8,212	23,585,612
SIG Combibloc Group AG *	473,020	10,662,220
Sika AG	199,205	66,441,474
Sonova Holding AG	74,344	28,928,888
Straumann Holding AG	14,236	22,646,947
Sulzer AG	24,822	2,098,148
Swiss Life Holding AG	43,569	26,612,968
Swiss Prime Site AG	104,081	10,227,154
Swiss Re AG	406,498	38,910,736
Swisscom AG	35,824	21,499,476
Tecan Group AG	18,035	7,819,852
Temenos AG	89,472	9,032,532
The Swatch Group AG	58,421	3,489,532
The Swatch Group AG, Bearer Shares	41,103	12,772,865
UBS Group AG	4,581,184	84,313,360
VAT Group AG	36,350	13,803,848
Vifor Pharma AG	74,073	13,010,915
Zurich Insurance Group AG	209,564	96,301,905
		2,338,800,425

SECURITY	NUMBER OF SHARES	VALUE ($)
United Kingdom 13.5%
3i Group plc	1,347,596	24,147,679
abrdn plc	3,091,198	8,573,124
Admiral Group plc	316,629	12,647,402
Anglo American plc	1,712,602	87,848,133
Antofagasta plc	488,054	9,960,219
Ashmore Group plc	684,180	2,313,357
Ashtead Group plc	629,333	41,173,330
Associated British Foods plc	484,821	12,489,770
AstraZeneca plc	2,181,129	265,114,453
Auto Trader Group plc	1,321,665	11,757,276
Avast plc	759,995	6,409,983
AVEVA Group plc	169,889	5,675,922
Aviva plc	5,370,715	30,251,460
B&M European Value Retail S.A.	1,254,434	10,189,715
BAE Systems plc	4,466,460	43,124,731
Barclays plc	23,624,789	57,970,353
Barratt Developments plc	1,422,549	11,662,193
Bellway plc	175,480	6,790,389
Berkeley Group Holdings plc	147,392	7,704,858
BP plc	27,434,093	133,821,702
British American Tobacco plc	3,214,693	140,678,808
BT Group plc	10,604,869	26,501,679
Bunzl plc	470,903	18,759,163
Burberry Group plc	558,750	14,544,241
Centrica plc *	8,161,772	8,462,981
Coca-Cola HBC AG *	277,862	7,098,521
Compass Group plc	2,516,324	57,194,170
ConvaTec Group plc	2,315,553	5,600,178
CRH plc	1,088,522	49,453,377
Croda International plc	189,308	19,009,668
DCC plc	137,778	10,833,014
Dechra Pharmaceuticals plc	150,399	8,310,039
Deliveroo plc *	891,926	1,542,002
Derwent London plc	139,618	5,702,402
Diageo plc	3,241,669	162,019,295
Direct Line Insurance Group plc	1,846,491	7,335,967
Dr. Martens plc	875,214	3,330,368
DS Smith plc	1,766,673	8,168,517
easyJet plc *	525,025	4,245,031
Electrocomponents plc	671,641	8,917,124
Entain plc *	815,357	18,423,057
Evraz plc	817,942	1,588,594
Experian plc	1,286,895	50,643,880
Ferguson plc	310,920	47,620,765
Flutter Entertainment plc *	233,889	33,876,945
Fresnillo plc	260,102	2,507,857
GlaxoSmithKline plc	6,965,656	144,435,757
Glencore plc *	18,657,203	110,684,793
Halma plc	534,049	17,276,275
Hargreaves Lansdown plc	522,651	7,955,877
Hikma Pharmaceuticals plc	242,144	6,767,601
Hiscox Ltd.	487,640	6,031,257
HomeServe plc	401,033	3,624,011
Howden Joinery Group plc	802,968	9,192,230
HSBC Holdings plc	28,799,505	198,850,459
IMI plc	361,927	7,104,559
Imperial Brands plc	1,329,373	29,234,630
Informa plc *	2,111,097	16,836,770
InterContinental Hotels Group plc *	263,366	18,502,531
Intermediate Capital Group plc	394,034	9,061,838
International Consolidated Airlines Group S.A. *	1,636,262	3,261,569
Intertek Group plc	226,677	16,375,113
ITV plc *	5,164,812	7,667,923
J Sainsbury plc	2,427,083	8,978,281
J.D. Sports Fashion plc	3,436,483	6,962,464

34
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Johnson Matthey plc	268,959	6,795,293
Kingfisher plc	2,982,309	12,252,638
Land Securities Group plc	992,231	10,573,395
Legal & General Group plc	8,361,815	31,100,371
Lloyds Banking Group plc	99,821,794	64,871,877
London Stock Exchange Group plc	511,922	45,154,942
M&G plc	3,593,939	9,924,025
Meggitt plc *	1,108,154	11,225,840
Melrose Industries plc	6,073,282	12,080,640
Mondi plc	683,529	14,412,626
National Grid plc	5,078,381	77,051,815
Natwest Group plc	7,205,134	22,206,231
Next plc	177,958	16,384,758
NMC Health plc *(b)	136,583	0
Ocado Group plc *	679,870	12,524,725
Pearson plc	1,067,841	9,284,390
Pennon Group plc	370,854	5,174,973
Persimmon plc	441,655	14,299,217
Phoenix Group Holdings plc	1,023,756	8,497,246
Polymetal International plc	509,746	2,402,039
Prudential plc	3,869,002	58,998,394
Quilter plc	2,395,501	4,168,772
Reckitt Benckiser Group plc	893,080	75,743,949
RELX plc	2,615,616	80,051,793
Renishaw plc	50,980	3,213,547
Rentokil Initial plc	2,602,120	17,729,309
Rightmove plc	1,211,780	10,935,847
Rio Tinto plc	1,529,963	118,879,313
Rolls-Royce Holdings plc *	11,805,606	16,394,585
Royal Mail plc	1,322,278	6,967,155
Schroders plc	160,412	6,594,736
Segro plc	1,690,358	29,518,525
Severn Trent plc	347,854	13,423,250
Shell plc	10,915,260	288,810,373
Smith & Nephew plc	1,235,331	22,160,856
Smiths Group plc	553,469	11,354,619
Smurfit Kappa Group plc	362,845	18,042,568
Spirax-Sarco Engineering plc	103,139	16,530,305
SSE plc	1,499,931	34,303,630
St. James's Place plc	738,842	13,913,481
Standard Chartered plc	3,578,362	25,581,163
Tate & Lyle plc	643,953	6,507,831
Taylor Wimpey plc	5,151,933	10,386,195
Tesco plc	10,767,746	41,862,006
The British Land Co., plc	1,294,249	9,196,818
The Sage Group plc	1,444,154	13,618,117
The Weir Group plc	372,822	7,916,205
THG plc *	1,314,550	1,887,264
Travis Perkins plc	318,919	6,253,901
TUI AG *(a)	1,547,860	5,001,036
Unilever plc	3,598,979	180,915,944
United Utilities Group plc	959,039	13,826,571
Vodafone Group plc	38,704,578	68,259,276
Whitbread plc *	293,589	11,518,315
Wise plc, Class A *	642,224	4,618,736
WPP plc	1,599,382	22,693,651
		3,804,792,707
Total Common Stocks (Cost $23,531,966,956)		27,901,393,982

PREFERRED STOCKS 0.7% OF NET ASSETS

Germany 0.4%
Bayerische Motoren Werke AG	77,632	6,356,611
Fuchs Petrolub SE	103,564	4,129,471
Henkel AG & Co. KGaA	245,853	19,561,914
SECURITY	NUMBER OF SHARES	VALUE ($)
Porsche Automobil Holding SE	214,190	21,863,757
Sartorius AG	34,656	15,344,486
Volkswagen AG	257,171	51,427,672
		118,683,911

Italy 0.0%
Telecom Italia S.p.A. - RSP	8,129,116	3,402,985

Republic of Korea 0.3%
Hyundai Motor Co., Ltd.	36,609	2,664,189
Hyundai Motor Co., Ltd. 2nd	56,072	4,113,237
LG Chem Ltd.	11,352	2,553,928
LG Electronics, Inc.	33,741	1,672,528
LG Household & Health Care Ltd.	2,799	1,222,169
Samsung Electronics Co., Ltd.	1,169,341	64,285,308
		76,511,359
Total Preferred Stocks (Cost $156,738,746)		198,598,255

RIGHTS 0.0% OF NET ASSETS

Republic of Korea 0.0%
Samsung Biologics Co., Ltd.
expires 04/08/22, strike KRW 639,000.00 *(b)	1,240	144,427
Total Rights (Cost $0)		144,427

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	23,924,420	23,924,420
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)(d)	31,378,544	31,378,544
		55,302,964
Total Short-Term Investments (Cost $55,302,964)		55,302,964
Total Investments in Securities (Cost $23,744,008,666)		28,155,439,628

35
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/18/22	1,209	130,559,910	(4,606,198)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $29,755,207.
(b)	Fair valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
KRW —	South Korean Won

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$22,050,083,285	$—	$—	$22,050,083,285
Hong Kong	769,684,255	—	0*	769,684,255
Portugal	44,307,352	—	0*	44,307,352
Republic of Korea	1,232,344,185	—	182,198	1,232,526,383
United Kingdom	3,804,792,707	—	0*	3,804,792,707
Preferred Stocks[1]	198,598,255	—	—	198,598,255
Rights [1]
Republic of Korea	—	—	144,427	144,427
Short-Term Investments[1]	55,302,964	—	—	55,302,964
Liabilities
Futures Contracts[2]	(4,606,198)	—	—	(4,606,198)
Total	$28,150,506,805	$—	$326,625	$28,150,833,430

*	Level 3 amount shown includes securities determined to have no value at February 28, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
36
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Statement of Assets and Liabilities

As of February 28, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $23,744,008,666) including securities on loan of $29,755,207		$28,155,439,628
Foreign currency, at value (cost $11,506,123)		11,453,491
Deposit with broker for futures contracts		5,730,646
Receivables:
Dividends		64,800,866
Foreign tax reclaims		23,555,906
Investments sold		11,543,754
Income from securities on loan	+	127,189
Total assets		28,272,651,480
Liabilities
Collateral held for securities on loan		31,378,544
Payables:
Variation margin on futures contracts		2,526,810
Management fees	+	1,259,424
Total liabilities		35,164,778
Net assets		$28,237,486,702
Net Assets by Source
Capital received from investors		$25,300,819,146
Total distributable earnings	+	2,936,667,556
Net assets		$28,237,486,702

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$28,237,486,702		771,100,000		$36.62

37
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Statement of Operations

For the period September 1, 2021 through February 28, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $30,781,042)		$331,615,280
Securities on loan, net	+	1,322,104
Total investment income		332,937,384
Expenses
Management fees		8,520,815
Professional fees	+	81,778*
Total expenses		8,602,593
Expense reduction by investment adviser	–	81,778*
Net expenses	–	8,520,815
Net investment income		324,416,569
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(177,501,768)
Net realized losses on futures contracts		(2,747,233)
Net realized losses on foreign currency transactions	+	(1,723,917)
Net realized losses		(181,972,918)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(2,027,749,531)
Net change in unrealized appreciation (depreciation) on futures contracts		(6,096,126)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(164,938)
Net change in unrealized appreciation (depreciation)	+	(2,034,010,595)
Net realized and unrealized losses		(2,215,983,513)
Decrease in net assets resulting from operations		($1,891,566,944)

*	Professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2 (d) and 4 for additional information.
38
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/21-2/28/22		9/1/20-8/31/21
Net investment income		$324,416,569	$631,237,991
Net realized gains (losses)		(181,972,918)	42,428,120
Net change in unrealized appreciation (depreciation)	+	(2,034,010,595)	5,104,237,095
Increase (decrease) in net assets resulting from operations		($1,891,566,944)	$5,777,903,206
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($661,643,600)	($557,207,730)

TRANSACTIONS IN FUND SHARES
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		63,500,000	$2,452,616,389	102,100,000	$3,781,481,014
Shares redeemed	+	—	—	(12,500,000)	(507,727,175)
Net transactions in fund shares		63,500,000	$2,452,616,389	89,600,000	$3,273,753,839
SHARES OUTSTANDING AND NET ASSETS
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		707,600,000	$28,338,080,857	618,000,000	$19,843,631,542
Total increase (decrease)	+	63,500,000	(100,594,155)	89,600,000	8,494,449,315
End of period		771,100,000	$28,237,486,702	707,600,000	$28,338,080,857
39
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	9/1/21– 2/28/22*	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17
Per-Share Data
Net asset value at beginning of period	$43.21	$33.20	$31.15	$35.86	$34.80	$29.96
Income (loss) from investment operations:
Net investment income (loss)[1]	0.34	0.72	0.64	0.82	0.84	0.73
Net realized and unrealized gains (losses)	(4.82)	10.11	2.36	(4.63)	1.22	4.70
Total from investment operations	(4.48)	10.83	3.00	(3.81)	2.06	5.43
Less distributions:
Distributions from net investment income	(1.02)	(0.82)	(0.95)	(0.90)	(1.00)	(0.59)
Net asset value at end of period	$37.71	$43.21	$33.20	$31.15	$35.86	$34.80
Total return	(10.52%) [2]	33.01%	9.63%	(10.57%)	5.93%	18.52%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.11% [3]	0.11%	0.11% [4]	0.12%	0.12%	0.14% [5]
Net investment income (loss)	1.65% [3]	1.87%	2.07%	2.54%	2.31%	2.31%
Portfolio turnover rate[6]	10% [2]	22%	17%	20%	16%	12%
Net assets, end of period (x 1,000)	$3,624,049	$3,832,346	$2,595,871	$2,186,842	$2,280,998	$1,538,038

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective February 25, 2020, the annual operating expense ratio was reduced to 0.11%. The ratio presented for the period ended 8/31/20 is a blended ratio.
[5]	Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
40
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.3% OF NET ASSETS

Australia 7.2%
29Metals Ltd. *	419,222	821,363
Abacus Property Group	753,451	1,919,063
Accent Group Ltd.	546,071	740,999
Alkane Resources Ltd. *	727,871	549,307
Allkem Ltd. *	951,575	6,262,929
AMA Group Ltd. *	1,001,680	236,232
Andromeda Metals Ltd. *(a)	3,699,924	483,273
ARB Corp., Ltd.	108,671	3,271,781
Arena REIT	533,781	1,909,577
AUB Group Ltd.	112,500	1,762,513
Audinate Group Ltd. *	98,444	537,912
Aurelia Metals Ltd. *	2,042,935	667,105
Austal Ltd.	523,869	727,979
Australian Agricultural Co., Ltd. *	536,143	641,936
Australian Ethical Investment Ltd.	186,076	969,487
Australian Finance Group Ltd.	336,130	539,047
Australian Pharmaceutical Industries Ltd.	655,356	727,605
Australian Strategic Materials Ltd. *	168,213	993,599
Baby Bunting Group Ltd.	203,359	693,567
Bapcor Ltd.	554,579	2,591,651
Bega Cheese Ltd.	480,987	1,640,432
Bellevue Gold Ltd. *	1,476,930	1,012,789
Betmakers Technology Group Ltd. *(a)	1,132,903	460,371
Blackmores Ltd.	23,935	1,435,501
Bravura Solutions Ltd.	393,792	478,640
Breville Group Ltd.	222,699	4,350,313
Brickworks Ltd.	96,500	1,482,434
Bubs Australia Ltd *(a)	891,226	274,855
BWP Trust	793,042	2,313,393
BWX Ltd.	197,616	351,330
Capricorn Metals Ltd. *	488,889	1,344,549
Carnarvon Petroleum Ltd. *	2,396,554	460,851
Cedar Woods Properties Ltd.	97,201	329,393
Centuria Capital Group	1,162,574	2,421,194
Centuria Industrial REIT	871,503	2,371,523
Centuria Office REIT	733,068	1,191,570
Chalice Mining Ltd. *	506,062	2,721,129
Champion Iron Ltd.	736,036	3,439,633
Charter Hall Long Wale REIT	909,923	3,393,868
Charter Hall Retail REIT	794,942	2,417,000
Charter Hall Social Infrastructure REIT	521,333	1,433,777
City Chic Collective Ltd. *	238,670	677,176
Clinuvel Pharmaceuticals Ltd.	64,533	944,528
Codan Ltd.	194,521	1,033,248
Collins Foods Ltd.	168,363	1,335,346
Cooper Energy Ltd. *	2,446,221	479,277
Coronado Global Resources, Inc. *	1,201,746	1,421,436
Corporate Travel Management Ltd. *	169,565	2,682,377
Costa Group Holdings Ltd.	711,109	1,408,724
Credit Corp. Group Ltd.	96,667	2,142,973
Cromwell Property Group	2,269,027	1,457,170
Data#3 Ltd.	237,457	927,031
SECURITY	NUMBER OF SHARES	VALUE ($)
De Grey Mining Ltd. *	2,150,317	1,763,226
Dexus Industria REIT	330,318	769,422
Dicker Data Ltd.	83,192	854,211
Dubber Corp., Ltd. *(a)	427,823	456,361
Eagers Automotive Ltd.	310,791	3,152,846
Eclipx Group Ltd. *	446,055	750,937
Elders Ltd.	258,736	2,172,288
Electro Optic Systems Holdings Ltd. *(a)	217,650	290,605
Emeco Holdings Ltd.	894,942	594,214
EML Payments Ltd. *	494,091	864,074
Estia Health Ltd.	375,836	621,814
Event Hospitality & Entertainment Ltd. *	166,622	1,742,302
Fineos Corp., Ltd. *	219,260	493,229
G.U.D. Holdings Ltd.	192,806	1,625,750
G8 Education Ltd. *	1,293,586	1,182,750
GDI Property Group	763,034	578,612
Genworth Mortgage Insurance Australia Ltd.	683,769	1,488,531
Gold Road Resources Ltd.	1,392,567	1,551,142
GrainCorp Ltd., Class A	374,491	2,282,695
Growthpoint Properties Australia Ltd.	445,726	1,355,218
GWA Group Ltd.	439,552	730,420
Hansen Technologies Ltd.	258,970	920,816
Healius Ltd.	943,198	2,943,056
Home Consortium Ltd.	226,216	1,042,375
HomeCo Daily Needs REIT	2,117,306	2,366,091
Hotel Property Investments	289,305	751,564
HUB24 Ltd. (a)	94,698	1,923,405
Humm Group Ltd.	611,919	390,754
Imdex Ltd.	625,205	1,220,399
Imugene Ltd. *(a)	8,742,261	1,490,798
Infomedia Ltd.	630,313	658,637
Ingenia Communities Group	600,377	2,234,954
Inghams Group Ltd.	306,057	752,886
Integral Diagnostics Ltd.	234,583	599,192
InvoCare Ltd.	238,853	2,241,075
ioneer Ltd. *	3,277,751	1,248,712
IPH Ltd.	265,548	1,597,441
IRESS Ltd.	304,289	2,287,563
Irongate Group	745,546	952,169
Johns Lyng Group Ltd.	219,937	1,212,939
Jumbo Interactive Ltd.	83,010	1,066,783
Karoon Energy Ltd. *	788,169	1,166,747
Kelsian Group Ltd.	213,647	1,120,888
Kogan.com Ltd. (a)	110,718	441,080
Life360, Inc. *	234,951	886,559
Lifestyle Communities Ltd.	154,947	1,904,687
Link Administration Holdings Ltd.	812,082	3,111,437
Liontown Resources Ltd. *	2,404,001	2,503,305
Lovisa Holdings Ltd.	89,258	1,291,515
Lynas Rare Earths Ltd. *	1,473,011	10,934,748
MACA Ltd.	534,340	298,563
Macmahon Holdings Ltd.	2,591,892	329,141
Marley Spoon AG *	381,124	154,875
Mayne Pharma Group Ltd. *	2,864,694	478,116
McMillan Shakespeare Ltd.	81,605	708,823
Megaport Ltd. *	218,648	2,143,522

41
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mesoblast Ltd. *(a)	963,996	772,974
Monadelphous Group Ltd.	146,415	1,199,518
Money3 Corp., Ltd.	297,943	648,607
Mount Gibson Iron Ltd.	1,186,625	452,064
Myer Holdings Ltd. *	1,349,272	396,535
MyState Ltd.	157,731	553,974
Nanosonics Ltd. *	371,582	1,129,785
National Storage REIT	1,884,280	3,541,379
Navigator Global Investments Ltd.	191,051	207,954
nearmap Ltd. *	670,135	568,952
Netwealth Group Ltd.	138,922	1,403,258
New Hope Corp., Ltd.	348,129	641,654
nib Holdings Ltd.	738,396	3,498,885
Nickel Mines Ltd.	2,041,235	2,258,864
Nine Entertainment Co. Holdings Ltd.	2,339,319	4,736,099
NRW Holdings Ltd.	698,468	1,094,781
Nuix Ltd. *	318,181	289,764
OFX Group Ltd. *	352,819	591,413
Omni Bridgeway Ltd. *	407,822	961,792
oOh!media Ltd. *	754,876	931,219
Opthea Ltd. *	563,278	398,524
Pact Group Holdings Ltd.	337,131	633,615
Paladin Energy Ltd. *(a)	3,599,331	2,011,128
Paradigm Biopharmaceuticals Ltd. *(a)	309,676	252,806
Pendal Group Ltd.	628,306	2,106,397
Perenti Global Ltd.	1,197,282	660,294
Perseus Mining Ltd.	2,003,753	2,653,592
PEXA Group Ltd. *	82,041	1,137,676
Pilbara Minerals Ltd. *	4,276,596	8,409,974
Pinnacle Investment Management Group Ltd.	150,138	1,117,803
PointsBet Holdings Ltd. *	367,343	946,297
PolyNovo Ltd. *	931,039	675,608
PPK Group Ltd. *	72,735	311,931
Premier Investments Ltd.	129,920	2,599,201
Ramelius Resources Ltd.	1,373,968	1,515,470
Redbubble Ltd. *	306,043	404,186
Regis Healthcare Ltd.	219,325	331,039
Regis Resources Ltd.	1,146,708	1,626,772
Reliance Worldwide Corp., Ltd.	1,271,937	4,254,942
Resolute Mining Ltd. *	1,815,556	342,539
Rural Funds Group	603,525	1,195,598
Sandfire Resources Ltd.	651,796	3,168,937
Select Harvests Ltd.	202,151	808,267
Senex Energy Ltd.	270,363	896,583
Service Stream Ltd.	926,026	628,293
Seven West Media Ltd. *	1,526,670	686,853
SG Fleet Group Ltd.	161,505	292,990
Sigma Healthcare Ltd.	1,673,842	589,092
Silver Lake Resources Ltd. *	1,328,256	1,783,120
SmartGroup Corp., Ltd.	139,115	844,941
Southern Cross Media Group Ltd.	456,823	586,744
St. Barbara Ltd.	1,134,617	1,095,035
Starpharma Holdings Ltd. *	613,996	392,081
Steadfast Group Ltd.	1,626,077	5,475,027
Super Retail Group Ltd.	263,109	2,111,631
Superloop Ltd. *	645,041	402,544
Syrah Resources Ltd. *	941,066	962,867
Tassal Group Ltd.	362,145	940,790
Technology One Ltd.	247,977	1,776,052
Telix Pharmaceuticals Ltd. *	247,697	887,922
Temple & Webster Group Ltd. *	168,029	832,783
Tyro Payments Ltd. *	550,897	613,629
United Malt Grp Ltd.	450,594	1,386,368
Uniti Group Ltd. *	1,072,076	2,559,462
Virgin Australia International Holdings Ltd. *(b)	424,000	0
Virtus Health Ltd.	104,521	565,050
SECURITY	NUMBER OF SHARES	VALUE ($)
Viva Energy Group Ltd.	1,396,659	2,472,905
Vulcan Energy Resources Ltd. *(a)	149,377	931,117
Waypoint REIT Ltd.	1,206,737	2,390,575
Webjet Ltd. *	620,444	2,395,198
West African Resources Ltd. *	1,581,932	1,251,242
Western Areas Ltd. *	526,943	1,300,079
Westgold Resources Ltd.	523,106	857,878
Zip Co., Ltd. *(a)(b)	765,663	1,207,659
		260,135,595

Austria 1.1%
Agrana Beteiligungs AG	19,360	359,665
AT&S Austria Technologie & Systemtechnik AG	41,197	2,262,725
BAWAG Group AG *	116,485	6,285,362
CA Immobilien Anlagen AG	68,468	2,357,086
DO & Co. AG *	10,735	1,073,123
EVN AG	60,237	1,681,307
Flughafen Wien AG *	15,979	502,533
IMMOFINANZ AG *	149,853	3,867,878
Lenzing AG *	22,372	2,490,209
Mayr Melnhof Karton AG	14,029	2,656,694
Oesterreichische Post AG	52,494	2,137,347
Palfinger AG	16,087	475,213
Porr AG *	19,713	265,700
S IMMO AG	80,606	2,073,290
Schoeller-Bleckmann Oilfield Equipment AG *	18,649	801,206
Strabag SE	24,316	987,320
UNIQA Insurance Group AG	181,397	1,466,965
Vienna Insurance Group AG Wiener Versicherung Gruppe	63,736	1,675,166
Wienerberger AG	181,294	5,453,198
		38,871,987

Belgium 1.5%
Aedifica S.A.	59,770	6,793,930
AGFA-Gevaert N.V. *	272,721	1,111,943
Barco N.V.	113,752	2,601,322
Befimmo S.A.	33,254	1,776,036
Bekaert S.A.	58,854	2,570,156
bpost S.A. *	163,374	1,108,351
Cie d'Entreprises CFE	11,256	1,499,430
Cofinimmo S.A.	51,226	6,737,591
Econocom Group S.A. N.V.	177,832	723,062
Euronav N.V.	313,521	3,520,765
Fagron	97,625	1,705,096
Gimv N.V.	31,518	1,879,795
KBC Ancora	58,423	2,635,329
Kinepolis Group N.V. *	21,203	1,371,757
Melexis N.V.	33,493	3,077,263
Mithra Pharmaceuticals S.A. *(a)	33,921	690,373
Montea C.V.A.	19,925	2,497,582
Ontex Group N.V. *	128,777	922,818
Orange Belgium S.A.	25,463	560,561
Retail Estates N.V.	16,075	1,287,353
Shurgard Self Storage S.A.	40,989	2,352,586
Tessenderlo Group S.A. *	40,145	1,481,236
Van de Velde N.V.	9,187	360,128
VGP N.V.	12,252	3,130,730
Xior Student Housing N.V.	31,424	1,713,594
		54,108,787

42
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Canada 21.0%
Aecon Group, Inc.	95,913	1,331,673
Air Canada *	294,775	5,566,178
Alamos Gold, Inc., Class A	631,969	4,653,755
Algonquin Power & Utilities Corp.	1,098,939	15,890,362
Allied Properties Real Estate Investment Trust	203,204	7,062,114
AltaGas Ltd.	452,027	9,950,403
ARC Resources Ltd.	1,057,998	13,071,178
Aritzia, Inc. *	143,603	5,456,087
Artis Real Estate Investment Trust	155,272	1,591,466
Atco Ltd., Class I	121,723	3,995,213
ATS Automation Tooling Systems, Inc. *	119,548	4,632,620
Aurora Cannabis, Inc. *(a)	323,958	1,231,109
B2Gold Corp.	1,685,312	6,803,167
Ballard Power Systems, Inc. *	405,384	4,634,421
BlackBerry Ltd. *	822,716	5,643,260
Boardwalk Real Estate Investment Trust	62,343	2,774,678
Bombardier, Inc., Class B *	3,385,907	4,217,868
Boralex, Inc., Class A (a)	130,538	3,809,052
Boyd Group Services, Inc.	34,476	4,497,768
Brookfield Infrastructure Corp., Class A (a)	100,807	7,103,025
Brookfield Renewable Corp., Class A	206,296	7,725,833
BRP, Inc.	59,490	4,260,710
CAE, Inc. *	479,512	12,820,004
Cameco Corp.	648,451	15,935,836
Canada Goose Holdings, Inc. *	79,658	2,083,851
Canadian Apartment Properties REIT	281,541	11,711,360
Canadian Western Bank	138,038	4,038,783
Canfor Corp. *	100,660	2,276,923
Capital Power Corp.	186,123	5,715,686
Cargojet, Inc.	27,161	3,923,339
Cascades, Inc.	151,919	1,572,670
CCL Industries, Inc., Class B	241,830	10,894,600
Celestica, Inc. *	166,435	1,977,511
Centerra Gold, Inc.	357,196	3,480,855
Chartwell Retirement Residences	384,971	3,693,852
Choice Properties Real Estate Investment Trust (a)	419,784	4,805,664
CI Financial Corp.	294,653	4,820,475
Cogeco Communications, Inc.	17,944	1,431,728
Colliers International Group, Inc.	51,277	7,036,513
Cominar Real Estate Investment Trust	274,002	2,527,554
Crescent Point Energy Corp.	866,050	6,193,143
Cronos Group, Inc. *	323,241	1,159,575
Dream Office Real Estate Investment Trust	59,097	1,217,957
Dye & Durham Ltd.	63,190	1,458,250
ECN Capital Corp.	364,662	1,641,676
Eldorado Gold Corp. *	303,866	3,334,896
Element Fleet Management Corp.	676,176	6,631,947
Emera, Inc.	421,725	19,717,186
Empire Co., Ltd., A Shares	268,647	8,315,592
Enerplus Corp.	413,064	5,275,860
Enghouse Systems Ltd.	69,561	2,269,981
Equinox Gold Corp. *	408,822	2,897,709
Finning International, Inc.	260,876	7,585,530
First Capital Real Estate Investment Trust	353,566	5,059,505
First Majestic Silver Corp.	360,312	4,053,812
First National Financial Corp.	27,103	943,642
First Quantum Minerals Ltd.	903,903	26,489,592
FirstService Corp.	61,134	8,697,141
GFL Environmental, Inc.	217,763	6,362,831
Gibson Energy, Inc.	237,965	4,641,664
Gildan Activewear, Inc.	312,003	12,240,525
SECURITY	NUMBER OF SHARES	VALUE ($)
Granite Real Estate Investment Trust	100,459	7,434,924
H&R Real Estate Investment Trust	454,180	4,630,069
Home Capital Group, Inc. *	80,329	2,426,305
Hudbay Minerals, Inc.	361,213	2,941,877
IA Financial Corp., Inc.	174,180	10,342,174
IAMGOLD Corp. *	778,502	2,283,303
Innergex Renewable Energy, Inc.	216,877	3,151,372
Ivanhoe Mines Ltd., Class A *	910,346	9,258,851
Keyera Corp.	357,726	8,373,781
Kinaxis, Inc. *	43,024	4,929,095
Kinross Gold Corp.	2,041,586	10,172,920
Laurentian Bank of Canada	75,370	2,529,665
Lightspeed Commerce, Inc. *	205,807	5,403,377
Linamar Corp.	72,810	3,799,656
Lundin Mining Corp.	1,047,587	10,101,304
Maple Leaf Foods, Inc.	122,966	2,588,554
Martinrea International, Inc.	128,659	1,003,223
MEG Energy Corp. *	496,821	6,482,743
Methanex Corp.	98,534	5,126,549
Mullen Group Ltd.	150,470	1,466,322
NFI Group, Inc.	103,078	1,540,867
Northland Power, Inc.	365,056	11,599,130
Novagold Resources, Inc. *	384,806	2,691,078
Nuvei Corp. *	107,706	5,843,221
OceanaGold Corp. *	1,142,115	2,152,131
Onex Corp.	125,838	8,445,091
Open Text Corp.	441,760	19,211,954
Osisko Gold Royalties Ltd.	266,993	3,294,391
Pan American Silver Corp.	335,342	7,926,482
Parex Resources, Inc.	201,698	4,444,719
Parkland Corp.	247,407	6,470,209
PrairieSky Royalty Ltd.	320,557	4,331,885
Premium Brands Holdings Corp.	58,791	5,419,516
Pretium Resources, Inc. *	309,607	4,513,449
Primaris REIT	120,268	1,355,960
Primo Water Corp.	251,220	3,650,400
Quebecor, Inc., Class B	275,194	6,014,411
RioCan Real Estate Investment Trust	515,697	10,213,513
Ritchie Bros. Auctioneers, Inc.	178,922	9,371,064
Russel Metals, Inc.	101,203	2,505,440
SmartCentres Real Estate Investment Trust (a)	215,858	5,413,682
SNC-Lavalin Group, Inc.	283,858	6,387,281
SSR Mining, Inc.	345,936	6,843,170
Stantec, Inc.	181,804	9,028,923
Stelco Holdings, Inc.	95,277	2,922,875
Stella-Jones, Inc.	105,544	3,307,742
Superior Plus Corp.	239,468	2,158,016
TFI International, Inc.	143,987	14,998,669
The Descartes Systems Group, Inc. *	139,229	9,914,585
The North West Co., Inc.	75,365	2,140,298
TMX Group Ltd.	90,436	9,129,519
Torex Gold Resources, Inc. *	134,191	1,701,259
Toromont Industries Ltd.	131,231	11,116,378
Tourmaline Oil Corp.	454,655	17,923,089
TransAlta Corp.	382,989	3,886,205
TransAlta Renewables, Inc.	175,487	2,414,356
Transcontinental, Inc., Class A	119,313	1,923,720
Turquoise Hill Resources Ltd. *	161,990	3,329,585
Vermilion Energy, Inc. *	256,813	4,798,729
West Fraser Timber Co., Ltd.	159,994	15,959,665
Westshore Terminals Investment Corp.	61,750	1,446,440
Whitecap Resources, Inc.	487,685	3,718,149
Winpak Ltd.	50,581	1,523,392
WSP Global, Inc.	189,512	23,235,709
Yamana Gold, Inc.	1,558,905	7,657,175
		761,156,744

43
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Denmark 1.6%
ALK-Abello A/S *	10,710	4,101,224
Alm. Brand A/S	1,368,169	2,239,462
Bavarian Nordic A/S *	119,032	2,995,324
Chemometec A/S	16,230	1,915,236
D/S Norden A/S	41,430	1,082,270
Dfds A/S *	48,720	2,268,801
FLSmidth & Co. A/S	90,999	2,624,489
ISS A/S *	298,036	5,476,891
Jyske Bank A/S *	89,457	4,881,769
Netcompany Group A/S	52,679	3,498,384
Nilfisk Holding A/S *	44,207	1,491,912
NKT A/S *	72,059	3,031,406
NTG Nordic Transport Group A/S *	23,280	1,450,046
Ringkjoebing Landbobank A/S	46,779	5,841,592
Scandinavian Tobacco Group A/S, Class A	98,677	2,235,023
Schouw & Co. A/S	19,816	1,720,516
Spar Nord Bank A/S	130,866	1,733,010
Sydbank A/S	96,737	3,155,158
The Drilling Co. of 1972 A/S *	34,153	1,342,903
Topdanmark A/S	69,316	3,966,865
Zealand Pharma A/S *	70,645	1,087,002
		58,139,283

Finland 1.1%
Cargotec Oyj, B Shares	77,921	3,101,741
Citycon Oyj *	121,624	966,503
Finnair Oyj *(a)	958,970	484,487
F-Secure Oyj	167,951	977,169
Kemira Oyj	142,872	1,901,616
Konecranes Oyj	120,188	4,219,951
Metsa Board Oyj, Class B	282,269	2,769,385
Neles Oyj	174,011	2,272,097
Oriola Oyj, B Shares	210,845	470,800
Outokumpu Oyj *	538,250	3,195,718
QT Group Oyj *	30,680	3,818,145
Raisio Oyj, V Shares	178,408	581,125
Revenio Group Oyj	37,360	1,818,666
Sanoma Oyj	122,461	1,790,878
Terveystalo Oyj	119,246	1,494,739
TietoEVRY Oyj	156,423	4,392,360
Tokmanni Group Corp.	80,089	1,495,968
Uponor Oyj	87,331	1,957,881
YIT Oyj	262,572	1,145,473
		38,854,702

France 3.0%
Air France-KLM *(a)	452,369	2,007,507
Akka Technologies *	20,670	1,131,575
AKWEL	12,911	289,453
Albioma S.A.	44,598	2,046,779
Altarea SCA	6,259	1,082,637
Alten S.A.	46,266	7,077,768
Aramis Group SAS *	25,444	270,069
Believe S.A. *	32,818	475,509
Beneteau S.A. *	59,870	1,004,655
Bonduelle S.C.A.	21,453	431,319
Carmila S.A.	64,704	1,138,099
Casino Guichard Perrachon S.A. *	90,040	1,609,026
CGG S.A. *	1,165,516	994,137
Coface S.A.	171,070	2,299,987
Compagnie de L'Odet S.A.	667	869,043
Derichebourg S.A.	154,007	1,615,640
Elior Group S.A. *	165,350	768,143
SECURITY	NUMBER OF SHARES	VALUE ($)
Elis S.A. *	357,323	5,775,360
Eramet S.A. *	14,042	1,861,094
Eutelsat Communications S.A.	295,381	3,270,609
Fnac Darty S.A.	28,205	1,564,352
Gaztransport Et Technigaz S.A.	41,910	4,034,185
GL Events *	21,238	381,673
Guerbet	9,688	310,125
ID Logistics Group *	3,924	1,394,954
Interparfums S.A.	25,833	1,935,343
IPSOS	61,556	2,966,094
Jacquet Metals SACA	20,924	458,286
Korian S.A.	106,135	2,161,293
Lagardere S.A. *	60,187	1,715,741
LISI	26,778	794,034
Maisons du Monde S.A.	71,325	1,579,814
Manitou BF S.A.	19,171	666,443
Mercialys S.A.	102,987	1,058,427
Mersen S.A.	24,108	898,994
Metropole Television S.A.	103,265	2,059,934
Nexans S.A.	47,290	4,605,170
Nexity S.A.	69,043	2,737,484
PEUGEOT INVEST	8,360	1,040,407
Pharmagest Interactive	6,275	534,245
Quadient S.A.	52,684	964,548
Robertet S.A.	1,143	1,093,813
Rothschild & Co.	45,770	1,801,882
SES S.A.	607,143	4,807,700
SMCP S.A. *	75,881	562,941
Societe BIC S.A.	40,780	2,164,703
Solutions 30 SE *(a)	137,833	1,223,805
Somfy S.A.	12,340	2,217,647
Sopra Steria Group S.A.	23,397	4,204,724
SPIE S.A.	201,983	4,773,290
Technip Energies N.V. *	219,801	2,491,025
Television Francaise 1 S.A.	171,124	1,701,028
Trigano S.A.	12,861	2,217,381
Vallourec S.A. *	251,000	2,469,648
Verallia S.A.	112,809	2,977,617
Vicat S.A.	25,020	921,761
Vilmorin & Cie S.A.	10,129	525,044
Virbac S.A.	7,220	2,968,080
Voltalia S.A. *	44,487	928,402
X-Fab Silicon Foundries SE *	85,084	671,832
		110,602,278

Germany 4.2%
Aareal Bank AG	96,799	2,981,231
About You Holding SE *(a)	52,408	760,532
ADLER Group S.A. (a)	147,121	2,057,317
AIXTRON SE	169,686	3,694,614
Atoss Software AG	6,065	1,189,412
Aurubis AG	56,963	6,721,190
Basler AG	6,245	803,849
BayWa AG	22,928	950,276
Befesa S.A.	65,220	4,563,795
Bertrandt AG	7,128	385,898
Bilfinger SE	41,248	1,569,653
CANCOM SE	58,689	3,365,850
CECONOMY AG	293,655	1,176,186
CompuGroup Medical SE & Co. KgaA	39,989	2,265,995
CropEnergies AG	29,818	417,305
Dermapharm Holding SE	28,414	2,080,833
Deutsche Beteiligungs AG	22,978	899,440
Deutsche Euroshop AG	83,148	1,569,917
Deutsche Pfandbriefbank AG	202,646	2,217,397
Deutz AG *	198,647	1,150,186
DIC Asset AG	81,759	1,375,640

44
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Draegerwerk AG & Co., KGaA	4,896	260,662
Duerr AG	85,068	3,090,036
Eckert & Ziegler Strahlen- und Medizintechnik AG	22,901	1,704,110
ElringKlinger AG *	42,752	462,424
Encavis AG	187,353	3,234,386
flatexDEGIRO AG *	135,033	2,818,012
Freenet AG	201,021	5,414,370
Gerresheimer AG	50,432	3,653,618
Global Fashion Group S.A. *	170,338	502,416
Grand City Properties S.A.	157,749	3,460,399
GRENKE AG (a)	43,304	1,265,102
Hamburger Hafen und Logistik AG	40,863	811,924
Hensoldt AG	49,263	1,167,510
Hornbach Holding AG & Co. KGaA	13,375	1,766,682
HUGO BOSS AG	83,220	5,122,306
Hypoport SE *	6,571	2,757,374
Indus Holding AG	33,853	1,212,956
Instone Real Estate Group AG	76,904	1,482,257
Jenoptik AG	81,515	2,968,300
K+S AG *	313,116	8,067,816
Kloeckner & Co. SE *	119,743	1,642,189
Koenig & Bauer AG *	21,605	562,989
Krones AG	23,074	2,135,538
KWS Saat SE & Co. KGaA	16,821	1,233,736
MorphoSys AG *	54,261	1,506,585
Nagarro SE *	11,494	1,646,033
New Work SE	4,627	840,883
Nordex SE *(a)	169,849	3,035,222
Norma Group SE	51,106	1,780,619
PATRIZIA AG	69,421	1,358,302
Pfeiffer Vacuum Technology AG	10,742	2,140,405
S&T AG (a)	79,567	1,258,325
Salzgitter AG *	62,286	2,755,012
Secunet Security Networks AG	2,199	937,334
SGL Carbon SE *	83,056	539,208
Shop Apotheke Europe N.V. *	11,458	1,105,501
Siltronic AG	34,950	3,986,432
Sixt SE *	21,676	3,257,561
SMA Solar Technology AG (a)	14,509	579,178
Software AG	80,132	3,049,346
Stabilus S.A.	39,032	2,319,176
STRATEC SE	11,315	1,461,537
Stroeer SE & Co. KGaA	39,646	3,008,029
Suedzucker AG	127,098	1,743,057
Synlab AG *	88,901	1,824,326
TAG Immobilien AG	203,369	5,249,187
Takkt AG	53,828	928,660
VERBIO Vereinigte BioEnergie AG	32,591	2,584,400
Vossloh AG	14,183	637,214
Wacker Neuson SE	47,579	1,134,013
Washtec AG	17,047	919,066
Wuestenrot & Wuerttembergische AG	32,547	646,324
Zeal Network SE	25,391	1,066,617
		152,291,180

Hong Kong 1.3%
Antengene Corp., Ltd. *	478,287	358,698
Apollo Future Mobility Group Ltd. *	7,434,576	385,349
Asia Cement China Holdings Corp.	712,979	445,287
AsiaInfo Technologies Ltd.	619,091	1,159,949
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	431,579	598,733
Canvest Environmental Protection Group Co., Ltd.	1,141,703	555,239
China Animal Healthcare Ltd. *(b)	192,752	0
China Tobacco International HK Co., Ltd.	279,661	522,550
SECURITY	NUMBER OF SHARES	VALUE ($)
Chinese Estates Holdings Ltd.	863,028	288,276
Chow Sang Sang Holdings International Ltd.	340,141	476,233
CITIC Resources Holdings Ltd. *	3,802,839	262,812
CITIC Telecom International Holdings Ltd.	2,304,534	819,919
CMBC Capital Holdings Ltd.	687,137	204,021
C-Mer Eye Care Holdings Ltd.	657,811	457,977
Cosmopolitan International Holdings Ltd. *	3,379,924	583,961
Crystal International Group Ltd.	752,965	253,439
Digital Domain Holdings Ltd. *	3,907,818	305,076
Dynam Japan Holdings Co., Ltd.	420,783	387,196
EC Healthcare	648,681	654,185
Esprit Holdings Ltd. *	4,660,087	530,796
Everest Medicines Ltd. *	164,861	506,375
Far East Consortium International Ltd.	1,804,752	623,627
Fortune Real Estate Investment Trust	2,118,850	1,990,396
Frontage Holdings Corp. *	1,170,806	539,425
GCL New Energy Holdings Ltd. *	13,197,190	290,505
Giordano International Ltd.	1,875,262	379,195
Glory Sun Financial Group Ltd. *	27,261,793	607,081
Great Eagle Holdings Ltd.	374,959	947,271
HKBN Ltd.	1,272,217	1,600,508
Hong Kong Television Network Ltd.	871,629	925,876
Hua Medicine *	1,395,021	678,434
IGG, Inc.	1,264,231	755,591
IMAX China Holding, Inc.	161,244	224,933
Jacobio Pharmaceuticals Group Co., Ltd. *	616,711	669,300
Jinchuan Group International Resources Co., Ltd.	7,952,525	1,414,696
JW Cayman Therapeutics Co., Ltd. *(a)	318,501	403,542
K Wah International Holdings Ltd.	2,123,295	804,350
LK Technology Holdings Ltd. (a)	597,184	1,001,204
Luk Fook Holdings International Ltd.	548,061	1,455,426
MH Development Ltd. *(b)	459,925	10,772
OCI International Holdings Ltd. *	1,576,440	724,294
Pacific Basin Shipping Ltd.	7,099,459	3,761,568
Pacific Textiles Holdings Ltd.	778,853	377,779
Pou Sheng International Holdings Ltd. *	3,339,877	491,554
Powerlong Commercial Management Holdings Ltd.	289,871	506,014
Powerlong Real Estate Holdings Ltd.	2,305,258	1,100,453
Prosperity REIT	2,035,621	755,506
Razer, Inc. *	5,953,774	1,927,774
Realord Group Holdings Ltd. *	577,238	719,544
Road King Infrastructure Ltd.	427,134	405,066
Sa Sa International Holdings Ltd. *	1,833,672	326,197
Singamas Container Holdings Ltd.	2,177,571	303,768
SmarTone Telecommunications Holdings Ltd.	563,907	321,152
Stella International Holdings Ltd.	675,000	685,911
Sun Hung Kai & Co., Ltd.	932,851	472,771
SUNeVision Holdings Ltd.	979,487	872,471
Sunlight Real Estate Investment Trust	1,608,866	831,849
Superb Summit International Group Ltd. *(b)	1,120,000	0
Television Broadcasts Ltd. *	490,600	320,215
Texhong Textile Group Ltd.	483,817	599,996
The United Laboratories International Holdings Ltd.	885,168	489,387
Truly International Holdings Ltd.	2,427,148	838,694
Value Partners Group Ltd.	1,535,488	750,677
Vesync Co., Ltd.	630,576	437,401
Vobile Group Ltd. *	2,214,634	1,618,383
VSTECS Holdings Ltd.	1,074,947	1,106,080

45
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Xiabuxiabu Catering Management China Holdings Co., Ltd. *	813,414	511,136
		46,333,843

Ireland 0.4%
Bank of Ireland Group plc *	1,485,366	9,856,693
Cairn Homes plc	1,149,538	1,634,611
Dalata Hotel Group plc *	361,083	1,709,472
Hibernia REIT plc	1,079,373	1,406,329
Irish Continental Group plc *	254,938	1,153,976
		15,761,081

Israel 1.0%
AFI Properties Ltd.	26,439	1,539,922
Allot Ltd. *	54,955	444,207
AudioCodes Ltd.	36,678	1,034,964
Brack Capital Properties N.V. *	3,575	618,711
Camtek Ltd. *	42,066	1,391,067
Cellcom Israel Ltd. *	136,109	695,948
Clal Insurance Enterprises Holdings Ltd. *	73,953	1,730,788
Compugen Ltd. *	135,714	405,010
Danel Adir Yeoshua Ltd.	7,411	1,600,135
Delek Automotive Systems Ltd.	82,723	1,315,382
Delek Group Ltd. *	12,714	1,572,666
Delta Galil Industries Ltd.	14,507	1,005,617
Equital Ltd. *	26,391	1,056,315
FIBI Holdings Ltd.	27,925	1,323,311
Formula Systems 1985 Ltd.	12,284	1,247,772
Fox Wizel Ltd.	11,086	1,874,499
Gilat Satellite Networks Ltd. *	43,471	350,703
Hilan Ltd.	22,523	1,359,622
IDI Insurance Co., Ltd.	13,018	452,013
Isracard Ltd.	308,808	1,621,376
Kamada Ltd. *	55,339	317,831
Matrix IT Ltd.	51,492	1,390,651
Mega Or Holdings Ltd.	32,355	1,276,859
Menora Mivtachim Holdings Ltd. *	37,287	872,428
Migdal Insurance & Financial Holding Ltd.	518,169	907,194
Naphtha Israel Petroleum Corp., Ltd. *	57,025	452,400
Oil Refineries Ltd. *	2,584,009	919,794
Partner Communications Co., Ltd. *	170,310	1,307,032
Perion Network Ltd. *	49,492	1,126,962
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	11,414	946,463
Reit 1 Ltd.	291,930	1,931,659
Sella Capital Real Estate Ltd.	332,819	1,096,435
Summit Real Estate Holdings Ltd. *	65,297	1,453,036
		36,638,772

Italy 2.3%
ACEA S.p.A.	68,510	1,309,697
Anima Holding S.p.A.	413,483	1,964,515
Arnoldo Mondadori Editore S.p.A. *	206,212	453,970
Autogrill S.p.A. *	310,144	2,364,626
Azimut Holding S.p.A.	206,596	4,965,843
Banca Generali S.p.A.	89,324	3,313,859
Banca IFIS S.p.A.	41,834	889,952
Banca Monte dei Paschi di Siena S.p.A. *(a)	445,058	429,105
Banca Popolare di Sondrio Scarl	633,825	2,523,018
Banco BPM S.p.A.	2,505,954	8,672,056
BFF Bank S.p.A.	301,589	2,184,905
SECURITY	NUMBER OF SHARES	VALUE ($)
Biesse S.p.A. *	25,525	563,073
BPER Banca	1,685,461	3,398,133
Brembo S.p.A.	234,163	2,787,927
Brunello Cucinelli S.p.A. *	54,003	3,051,007
Carel Industries S.p.A.	73,624	1,819,279
Cementir Holding N.V.	77,617	620,718
CIR SpA-Compagnie Industriali *	1,148,106	516,466
Credito Emiliano S.p.A.	120,817	877,990
Danieli & C Officine Meccaniche S.p.A.	20,279	471,492
Datalogic S.p.A.	31,866	448,830
doValue S.p.A.	95,531	777,928
Enav S.p.A. *	406,270	1,873,661
ERG S.p.A.	105,101	3,336,079
Falck Renewables S.p.A.	187,861	1,856,849
Fincantieri S.p.A. *(a)	781,444	555,157
Gruppo MutuiOnline S.p.A.	27,384	1,145,725
GVS S.p.A.	111,946	1,134,155
Immobiliare Grande Distribuzione SIIQ S.p.A. *	111,055	561,940
Iren S.p.A.	1,020,010	2,882,520
Italmobiliare S.p.A.	21,607	745,058
Juventus Football Club S.p.A. *(a)	1,516,604	597,230
Maire Tecnimont S.p.A. (a)	263,833	839,227
MARR S.p.A.	54,072	1,016,682
MFE-MediaForEurope N.V., Class A *	444,475	400,386
MFE-MediaForEurope N.V., Class B	457,953	563,753
Piaggio & C S.p.A.	281,221	828,205
RAI Way S.p.A.	149,178	823,542
Saipem S.p.A. *(a)	906,681	1,075,414
Salvatore Ferragamo S.p.A. *	108,524	2,367,795
Saras S.p.A. *	917,390	565,078
Sesa S.p.A.	11,543	1,854,010
Societa Cattolica Di Assicurazione S.p.A. *	51,438	316,897
SOL S.p.A.	57,446	1,122,707
Tamburi Investment Partners S.p.A.	166,128	1,617,779
Technogym S.p.A.	218,867	1,736,800
Tinexta S.p.A.	31,998	1,035,796
Tod's S.p.A. *	14,112	721,519
Unipol Gruppo S.p.A.	787,243	4,008,222
Webuild S.p.A. (a)	508,819	963,559
Zignago Vetro S.p.A.	49,428	710,625
		81,660,759

Japan 17.0%
Adastria Co., Ltd.	37,837	557,823
ADEKA Corp.	162,116	3,739,893
Advan Co., Ltd.	31,485	258,331
Aeon Delight Co., Ltd.	29,432	759,981
Aeon Hokkaido Corp.	77,601	788,980
Ai Holdings Corp.	57,378	860,359
Aichi Corp.	37,141	283,778
Aichi Steel Corp.	22,994	524,664
Aida Engineering Ltd.	89,111	768,285
Aiful Corp.	473,018	1,515,465
Aiphone Co., Ltd.	19,447	362,009
Airtrip Corp.	18,271	489,395
Aisan Industry Co., Ltd.	55,921	360,749
Alconix Corp.	31,338	381,471
Alpen Co., Ltd.	24,462	448,780
Alpha Systems, Inc.	10,786	348,842
Amuse, Inc.	16,938	309,274
Anest Iwata Corp.	54,493	388,442
Anicom Holdings, Inc.	131,004	837,152
AOKI Holdings, Inc.	65,071	337,855
Aoyama Trading Co., Ltd. *	70,518	415,730
Arakawa Chemical Industries Ltd.	26,642	261,851

46
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Arata Corp.	20,296	704,875
Arcland Sakamoto Co., Ltd.	38,952	530,633
Arcland Service Holdings Co., Ltd.	23,826	469,176
Arcs Co., Ltd.	56,153	1,060,898
Argo Graphics, Inc.	23,508	651,101
ARTERIA Networks Corp.	39,573	455,944
Aruhi Corp.	54,292	473,273
Asahi Diamond Industrial Co., Ltd.	76,601	381,093
Asahi Holdings, Inc.	120,474	2,338,874
ASAHI YUKIZAI Corp.	18,749	339,248
ASKA Pharmaceutical Holdings Co., Ltd.	33,297	331,308
Atom Corp.	187,058	1,253,821
Atrae, Inc. *	29,226	463,353
Autobacs Seven Co., Ltd.	94,963	1,184,822
Avex, Inc.	49,552	595,011
Axial Retailing, Inc.	22,211	641,212
Bando Chemical Industries Ltd.	66,420	495,375
Bank of the Ryukyus Ltd.	63,974	463,246
Base Co., Ltd.	13,521	610,455
Belc Co., Ltd.	15,089	719,241
Bell System24 Holdings, Inc.	54,836	637,988
Belluna Co., Ltd.	77,205	492,021
BeNext-Yumeshin Group Co.	91,363	1,294,590
BML, Inc.	32,467	937,293
BrainPad, Inc. *	24,411	242,044
Broadleaf Co., Ltd.	136,010	410,953
BRONCO BILLY Co., Ltd.	14,660	286,008
Bunka Shutter Co., Ltd.	80,945	764,646
Canon Electronics, Inc.	31,808	442,426
Carta Holdings, Inc.	32,143	645,511
Cawachi Ltd.	19,609	417,122
Central Glass Co., Ltd.	63,993	1,144,012
Change, Inc. *	51,620	788,810
Chilled & Frozen Logistics Holdings Co., Ltd.	34,198	370,262
Chiyoda Corp. *	247,619	769,677
Chiyoda Integre Co., Ltd.	17,882	307,879
Chofu Seisakusho Co., Ltd.	33,072	574,866
Chori Co., Ltd.	18,674	289,899
Chubu Shiryo Co., Ltd.	44,676	408,067
Chudenko Corp.	41,560	788,440
Chugoku Marine Paints Ltd.	72,698	579,438
CI Takiron Corp.	67,861	329,362
Citizen Watch Co., Ltd.	423,346	1,834,162
CKD Corp.	95,164	1,637,639
CMK Corp. *	74,847	399,661
COLOPL, Inc.	80,613	451,447
Colowide Co., Ltd. (a)	111,150	1,670,507
Comforia Residential REIT, Inc.	1,029	2,774,079
Computer Engineering & Consulting Ltd.	40,666	397,921
Comture Corp.	36,558	929,702
CONEXIO Corp.	26,536	319,561
Cosel Co., Ltd.	31,117	223,162
CRE Logistics REIT, Inc.	891	1,476,039
Create Restaurants Holdings, Inc. (a)	159,077	1,001,353
Create SD Holdings Co., Ltd.	39,402	1,075,922
CTS Co., Ltd.	40,492	293,560
Curves Holdings Co., Ltd.	99,132	607,660
Cybozu, Inc.	39,484	470,003
Dai Nippon Toryo Co., Ltd.	42,348	298,927
Daibiru Corp. (a)	36,067	687,363
Dai-Dan Co., Ltd.	22,888	462,629
Daido Metal Co., Ltd.	64,683	356,620
Daihen Corp.	32,302	1,207,381
Daiho Corp.	25,656	797,469
Daiichi Jitsugyo Co., Ltd.	14,420	548,379
Daiken Corp.	21,821	424,768
Daikokutenbussan Co., Ltd.	8,369	346,241
SECURITY	NUMBER OF SHARES	VALUE ($)
Daikyonishikawa Corp.	94,003	460,323
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	20,039	390,428
Daiseki Co., Ltd.	74,381	3,015,926
Daishi Hokuetsu Financial Group, Inc.	70,578	1,630,632
Daito Pharmaceutical Co., Ltd.	20,401	533,163
Daiwa Industries Ltd.	42,335	407,636
Daiwa Securities Living Investments Corp.	3,262	2,962,494
Daiwabo Holdings Co., Ltd.	141,854	2,172,611
DCM Holdings Co., Ltd.	160,005	1,548,996
Denyo Co., Ltd.	26,155	392,864
Descente Ltd. *	60,761	1,590,574
Dexerials Corp.	76,041	2,139,117
Digital Arts, Inc.	15,883	885,338
Digital Garage, Inc.	51,738	1,790,110
Digital Holdings, Inc.	25,558	332,859
Dip Corp.	32,127	945,609
Direct Marketing MiX, Inc.	29,730	413,006
DKK Co., Ltd.	18,564	383,610
DKS Co., Ltd.	13,490	322,448
Doshisha Co., Ltd.	37,674	506,681
Doutor Nichires Holdings Co., Ltd.	41,106	578,536
DTS Corp.	64,717	1,541,858
Duskin Co., Ltd.	63,271	1,538,720
DyDo Group Holdings, Inc.	12,862	575,119
Eagle Industry Co., Ltd.	43,571	391,921
Earth Corp.	21,767	1,060,238
EDION Corp.	130,660	1,357,934
eGuarantee, Inc.	51,049	902,416
Eiken Chemical Co., Ltd.	50,506	763,017
Eizo Corp.	31,173	997,374
Elan Corp.	52,090	439,153
EM Systems Co., Ltd.	62,325	389,616
Enigmo, Inc.	39,800	240,511
en-japan, Inc.	49,996	1,306,603
eRex Co., Ltd.	55,742	896,325
ES-Con Japan Ltd.	61,917	407,494
ESPEC Corp.	30,113	538,073
euglena Co., Ltd. *	133,219	879,066
Exedy Corp.	45,431	658,340
FCC Co., Ltd.	53,522	655,229
Feed One Co., Ltd.	40,212	237,414
FIDEA Holdings Co., Ltd.	29,555	358,483
Financial Products Group Co., Ltd.	91,967	679,522
France Bed Holdings Co., Ltd.	32,440	262,506
Frontier Real Estate Investment Corp.	790	3,244,367
Fudo Tetra Corp.	18,649	251,298
Fuji Co., Ltd. (a)	30,676	838,979
Fuji Corp.	139,826	2,817,766
Fuji Seal International, Inc.	66,727	1,050,947
Fuji Soft, Inc.	34,106	1,664,213
Fujibo Holdings, Inc.	18,627	580,603
Fujicco Co., Ltd.	34,934	606,625
Fujikura Ltd. *	420,434	2,252,292
Fujimi, Inc.	31,558	1,854,983
Fujimori Kogyo Co., Ltd.	24,438	845,543
Fujio Food Group., Inc.	36,541	416,886
Fujitec Co., Ltd.	126,279	3,009,645
Fujiya Co., Ltd.	17,992	398,972
Fukuda Corp.	8,072	302,065
Fukui Computer Holdings, Inc.	11,402	311,841
Fukuoka REIT Corp.	1,161	1,580,593
Fukushima Galilei Co., Ltd.	16,103	550,865
FULLCAST Holdings Co., Ltd.	30,171	619,792
Funai Soken Holdings, Inc.	50,158	971,151
Furukawa Battery Co., Ltd.	21,221	238,051
Furukawa Co., Ltd.	50,110	577,782

47
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Furuno Electric Co., Ltd.	39,329	352,399
Fuso Chemical Co., Ltd.	29,418	1,178,763
Fuso Pharmaceutical Industries Ltd.	10,781	220,628
Futaba Corp.	61,121	352,371
Futaba Industrial Co., Ltd.	94,021	317,553
Future Corp.	55,273	675,706
G-7 Holdings, Inc.	27,614	397,757
Gakken Holdings Co., Ltd.	43,408	388,194
Genky DrugStores Co., Ltd.	13,479	460,515
Geo Holdings Corp.	43,333	571,126
giftee, Inc. *	32,343	237,570
Giken Ltd.	23,561	732,350
Global One Real Estate Investment Corp.	1,502	1,444,946
GLOBERIDE, Inc.	31,459	778,998
Glory Ltd.	84,858	1,533,964
GMO GlobalSign Holdings KK	8,435	320,043
Goldcrest Co., Ltd.	24,688	397,194
Gree, Inc.	120,303	984,986
gremz, Inc.	25,121	475,483
G-Tekt Corp.	30,536	384,169
Gunze Ltd.	24,846	848,874
H2O Retailing Corp.	139,561	1,042,088
Hakuto Co., Ltd.	18,713	399,200
Halows Co., Ltd.	13,732	347,786
Hamakyorex Co., Ltd.	25,380	639,926
Hankyu Hanshin REIT, Inc.	1,069	1,343,965
Hanwa Co., Ltd.	60,084	1,739,789
Happinet Corp.	25,371	349,588
Hazama Ando Corp.	288,576	2,315,122
Heiwa Real Estate Co., Ltd.	55,722	1,981,173
Heiwa Real Estate REIT, Inc.	1,479	1,779,808
Heiwado Co., Ltd.	48,147	836,067
Hibiya Engineering Ltd.	30,594	499,385
Hiday Hidaka Corp.	45,563	707,725
HI-LEX Corp.	43,449	505,129
Hioki EE Corp.	14,061	836,274
Hirata Corp.	14,264	645,239
HIS Co., Ltd. *	62,487	1,070,973
Hitachi Zosen Corp.	257,971	1,769,456
Hito Communications Holdings, Inc.	16,950	248,713
Hochiki Corp.	26,103	276,271
Hodogaya Chemical Co., Ltd.	9,804	364,751
Hogy Medical Co., Ltd.	33,512	974,736
Hokkaido Electric Power Co., Inc.	282,868	1,237,816
Hokkoku Financial Holdings, Inc.	36,876	974,929
Hokuetsu Corp.	221,212	1,375,192
Hokuhoku Financial Group, Inc.	206,532	1,687,403
Hokuriku Electric Power Co.	277,448	1,358,634
Hokuto Corp.	27,792	475,607
Hoshino Resorts REIT, Inc.	371	2,093,770
Hosiden Corp.	88,100	902,609
Hosokawa Micron Corp.	21,004	488,194
Hulic REIT, Inc.	2,038	2,767,469
Ichibanya Co., Ltd.	26,367	1,071,392
Ichigo Office REIT Investment Corp.	1,823	1,315,314
Ichikoh Industries Ltd.	94,033	411,484
Ichiyoshi Securities Co., Ltd.	60,647	342,267
Icom, Inc.	14,852	307,292
Idec Corp.	40,750	893,723
IDOM, Inc.	86,505	493,456
Iino Kaiun Kaisha Ltd.	141,451	1,084,447
I'll, Inc.	28,914	329,119
Inaba Denki Sangyo Co., Ltd.	83,129	1,923,497
Inabata & Co., Ltd.	69,841	1,407,432
Inageya Co., Ltd.	38,447	479,023
Ines Corp.	29,803	403,152
Infocom Corp.	33,211	580,454
Infomart Corp.	331,444	1,942,476
SECURITY	NUMBER OF SHARES	VALUE ($)
Insource Co., Ltd.	33,040	560,540
Intage Holdings, Inc.	54,383	803,645
Invincible Investment Corp.	7,972	2,720,205
Iriso Electronics Co., Ltd.	32,272	1,146,017
Iseki & Co., Ltd.	26,035	270,805
Ishihara Sangyo Kaisha Ltd.	53,749	494,673
Itochu Advance Logistics Investment Corp.	961	1,223,205
Itochu Enex Co., Ltd.	72,935	661,750
Itochu-Shokuhin Co., Ltd.	8,228	355,767
J Trust Co., Ltd.	132,726	495,526
JAC Recruitment Co., Ltd.	21,547	341,983
Jaccs Co., Ltd.	39,595	1,113,851
JAFCO Group Co., Ltd.	128,463	1,918,440
Japan Display, Inc. *(a)	1,091,893	398,172
Japan Elevator Service Holdings Co., Ltd.	111,551	1,445,054
Japan Excellent, Inc.	1,986	2,210,594
Japan Lifeline Co., Ltd.	105,837	1,005,302
Japan Material Co., Ltd.	93,302	1,356,089
Japan Medical Dynamic Marketing, Inc.	19,277	268,798
Japan Petroleum Exploration Co., Ltd.	49,721	1,179,835
Japan Pulp & Paper Co., Ltd.	17,121	626,568
Japan Securities Finance Co., Ltd.	141,802	1,127,768
Japan Transcity Corp.	77,175	404,051
JCU Corp.	34,173	1,462,756
JDC Corp.	66,475	308,783
JINS Holdings, Inc.	24,521	1,375,348
JM Holdings Co., Ltd.	23,522	364,139
J-Oil Mills, Inc.	28,025	422,170
Joshin Denki Co., Ltd.	30,570	556,856
Joyful Honda Co., Ltd.	101,230	1,399,246
JSP Corp.	18,962	264,900
Juroku Financial Group, Inc.	53,038	1,125,460
JVC Kenwood Corp.	250,413	404,400
K&O Energy Group, Inc.	17,816	250,283
Kaga Electronics Co., Ltd.	28,441	743,281
Kameda Seika Co., Ltd.	22,553	808,716
Kamei Corp.	34,758	317,175
Kanagawa Chuo Kotsu Co., Ltd.	10,256	321,015
Kanamoto Co., Ltd.	47,669	942,412
Kanematsu Corp.	133,109	1,617,995
Kanematsu Electronics Ltd.	19,969	677,047
Kansai Food Market Ltd.	29,639	287,447
Kanto Denka Kogyo Co., Ltd.	71,673	746,134
Kappa Create Co., Ltd. *	39,857	479,980
Katakura Industries Co., Ltd.	35,504	726,264
Katitas Co., Ltd.	77,519	2,426,360
Kato Sangyo Co., Ltd.	34,204	919,135
KeePer Technical Laboratory Co., Ltd.	24,035	449,293
Keihanshin Building Co., Ltd.	65,577	847,220
Keiyo Co., Ltd.	64,027	495,316
Kenedix Residential Next Investment Corp.	1,582	2,591,911
Kenedix Retail REIT Corp.	917	2,080,418
Key Coffee, Inc.	25,605	465,081
KFC Holdings Japan Ltd.	20,918	527,604
KH Neochem Co., Ltd.	57,706	1,416,910
Kintetsu Department Store Co., Ltd. *	13,968	306,223
Kintetsu World Express, Inc.	55,847	1,457,089
Kisoji Co., Ltd.	32,688	612,465
Kissei Pharmaceutical Co., Ltd.	50,416	1,062,380
Kitanotatsujin Corp.	106,214	205,650
Kitz Corp.	126,182	718,692
KLab, Inc. *	51,096	176,124
Koa Corp.	44,371	553,987
Koatsu Gas Kogyo Co., Ltd.	40,229	245,897
Kohnan Shoji Co., Ltd.	39,758	1,259,967

48
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Komatsu Matere Co., Ltd.	55,467	635,216
KOMEDA Holdings Co., Ltd.	50,761	931,261
Komeri Co., Ltd.	43,880	1,075,903
Komori Corp.	70,470	458,889
Konishi Co., Ltd.	39,155	541,218
Konoike Transport Co., Ltd.	46,280	480,983
Koshidaka Holdings Co., Ltd.	66,724	369,611
Kumagai Gumi Co., Ltd.	57,451	1,439,081
Kumiai Chemical Industry Co., Ltd.	158,961	1,122,078
Kura Sushi, Inc.	32,577	1,047,951
Kurabo Industries Ltd.	27,761	460,132
Kureha Corp.	29,890	2,384,972
KYB Corp.	31,233	833,874
Kyodo Printing Co., Ltd.	12,697	313,966
Kyoei Steel Ltd.	35,182	484,468
Kyokuto Kaihatsu Kogyo Co., Ltd.	48,485	609,562
Kyokuyo Co., Ltd.	14,902	422,444
KYORIN Holdings, Inc.	63,127	1,026,585
Kyoritsu Maintenance Co., Ltd.	39,511	1,457,970
Kyosan Electric Manufacturing Co., Ltd.	83,718	308,196
LEC, Inc.	42,521	353,311
Leopalace21 Corp. *	369,491	654,449
Life Corp.	32,324	853,180
Link And Motivation, Inc.	69,622	251,467
LITALICO, Inc.	27,000	664,832
M&A Capital Partners Co., Ltd. *	20,425	888,468
Macnica Fuji Electronics Holdings, Inc.	75,503	1,754,252
Macromill, Inc.	54,882	537,026
Maeda Kosen Co., Ltd.	32,123	917,601
Maezawa Kyuso Industries Co., Ltd.	23,870	202,690
Makino Milling Machine Co., Ltd.	33,740	1,100,010
Mandom Corp.	58,385	696,514
Marudai Food Co., Ltd.	32,802	435,177
Maruha Nichiro Corp.	58,895	1,286,051
Marusan Securities Co., Ltd.	89,603	421,661
Maruwa Co., Ltd.	13,197	1,703,837
Maruzen Showa Unyu Co., Ltd.	24,733	685,029
Marvelous, Inc.	58,201	364,341
Matsuda Sangyo Co., Ltd.	18,337	392,612
Matsuya Co., Ltd. *	62,758	375,976
Matsuyafoods Holdings Co., Ltd.	13,218	422,333
Max Co., Ltd.	60,969	936,967
Maxell Holdings Ltd.	64,771	663,035
Maxvalu Tokai Co., Ltd.	17,900	405,169
MCJ Co., Ltd.	101,295	883,885
MEC Co., Ltd.	21,262	586,124
Media Do Co., Ltd.	10,200	220,694
Medical Data Vision Co., Ltd.	25,072	230,530
MedPeer, Inc. *	25,600	700,152
Megachips Corp.	26,290	824,023
Megmilk Snow Brand Co., Ltd.	66,499	1,173,800
Meidensha Corp.	60,917	1,188,457
Meisei Industrial Co., Ltd.	75,295	481,156
Meitec Corp.	38,336	2,243,409
Melco Holdings, Inc.	8,268	275,660
METAWATER Co., Ltd.	34,308	626,734
Micronics Japan Co., Ltd.	52,511	745,435
Midac Holdings Co., Ltd.	18,849	380,335
Mie Kotsu Group Holdings, Inc.	100,466	403,870
Milbon Co., Ltd.	30,058	1,589,349
Mimasu Semiconductor Industry Co., Ltd.	24,443	514,009
Mirai Corp.	2,389	1,014,301
Mirait Holdings Corp.	133,166	2,251,133
Miroku Jyoho Service Co., Ltd.	31,607	417,402
Mitani Sekisan Co., Ltd.	16,451	878,434
Mitsubishi Estate Logistics REIT Investment Corp.	598	2,214,430
SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsubishi Logisnext Co., Ltd.	104,203	841,405
Mitsubishi Pencil Co., Ltd.	71,453	794,715
Mitsubishi Research Institute, Inc.	10,184	343,077
Mitsuboshi Belting Ltd.	32,811	615,625
Mitsui DM Sugar Holdings Co., Ltd.	25,825	460,332
Mitsui E&S Holdings Co., Ltd. *	111,862	332,162
Mitsui High-Tec, Inc.	36,406	2,639,376
Mitsui-Soko Holdings Co., Ltd.	35,584	735,624
Mitsuuroko Group Holdings Co., Ltd.	73,477	688,996
Mixi, Inc.	60,500	1,169,290
Mizuho Leasing Co., Ltd.	64,744	1,748,243
Mizuno Corp.	30,767	606,658
Mochida Pharmaceutical Co., Ltd	39,611	1,320,653
Modec, Inc.	31,400	320,066
Monex Group, Inc.	280,134	1,259,904
Monogatari Corp.	15,649	865,501
Mori Trust Hotel Reit, Inc.	488	519,460
Mori Trust Sogo REIT, Inc.	1,556	1,858,959
Moriroku Holdings Co., Ltd.	19,746	327,457
Morita Holdings Corp.	65,549	697,748
MOS Food Services, Inc.	39,650	1,048,268
Musashi Seimitsu Industry Co., Ltd.	72,183	1,118,703
Nachi-Fujikoshi Corp.	29,232	1,058,367
Nagaileben Co., Ltd.	41,821	795,570
Nagatanien Holdings Co., Ltd.	13,052	229,593
Nagawa Co., Ltd.	15,736	1,328,013
Neturen Co., Ltd.	56,521	294,444
Nextage Co., Ltd.	58,321	1,239,590
Nichias Corp.	91,736	2,068,490
Nichiban Co., Ltd.	21,912	338,644
Nichicon Corp.	95,349	1,008,336
Nichiden Corp.	22,466	445,906
Nichiha Corp.	45,950	1,028,514
Nichi-iko Pharmaceutical Co., Ltd.	78,912	579,636
Nichireki Co., Ltd.	35,713	399,688
Nihon Parkerizing Co., Ltd.	154,975	1,326,723
Nikkiso Co., Ltd.	97,784	674,109
Nippn Corp.	72,976	1,081,572
Nippon Carbon Co., Ltd.	17,661	628,696
Nippon Ceramic Co., Ltd.	28,754	626,883
Nippon Chemi-Con Corp. *	33,482	526,177
Nippon Denko Co., Ltd.	179,821	523,030
Nippon Densetsu Kogyo Co., Ltd.	55,655	769,288
Nippon Gas Co., Ltd.	172,908	2,595,684
Nippon Holdings Co., Ltd.	84,150	1,600,074
Nippon Kanzai Co., Ltd.	28,327	700,458
Nippon Koei Co., Ltd.	23,289	619,759
Nippon Light Metal Holdings Co., Ltd.	90,499	1,447,355
Nippon Paper Industries Co., Ltd.	152,955	1,458,169
Nippon Parking Development Co., Ltd.	217,716	264,643
Nippon Pillar Packing Co., Ltd.	25,846	648,086
NIPPON REIT Investment Corp.	690	2,153,723
Nippon Rietec Co., Ltd.	23,700	287,054
Nippon Seiki Co., Ltd.	76,705	647,339
Nippon Sheet Glass Co., Ltd. *	154,066	639,406
Nippon Signal Company Ltd.	82,993	625,465
Nippon Soda Co., Ltd.	40,882	1,196,200
Nippon Steel Trading Corp.	23,189	1,095,274
Nippon Suisan Kaisha Ltd.	427,196	2,017,752
Nippon Thompson Co., Ltd.	104,200	489,448
Nippon Yakin Kogyo Co., Ltd.	23,862	585,492
Nishimatsu Construction Co., Ltd.	42,548	1,413,033
Nishimatsuya Chain Co., Ltd.	73,725	912,801
Nishi-Nippon Financial Holdings, Inc.	228,669	1,637,959
Nishio Rent All Co., Ltd.	25,324	629,939
Nissan Shatai Co., Ltd.	96,019	546,894
Nissei ASB Machine Co., Ltd.	12,863	334,153
Nissha Co., Ltd.	60,990	695,289

49
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Nisshinbo Holdings, Inc.	223,053	1,959,884
Nissin Electric Co., Ltd.	71,499	902,002
Nissin Sugar Co., Ltd.	20,915	330,136
Nitta Corp.	30,890	743,720
Nittetsu Mining Co., Ltd.	10,178	588,543
Nitto Boseki Co., Ltd.	46,343	1,225,218
Nitto Kogyo Corp.	44,538	623,358
Nitto Kohki Co., Ltd.	18,836	261,504
Nohmi Bosai Ltd.	35,483	613,077
Nojima Corp.	52,167	1,152,724
Nomura Co., Ltd.	120,059	966,309
Noritake Co., Ltd.	21,398	849,046
Noritsu Koki Co., Ltd.	33,757	604,358
Noritz Corp.	53,423	715,244
North Pacific Bank Ltd.	410,670	905,667
NS United Kaiun Kaisha Ltd.	15,919	577,051
NSD Co., Ltd.	108,749	2,029,100
NTN Corp. *	710,450	1,338,551
NTT UD REIT Investment Corp.	2,166	2,828,447
Obara Group, Inc.	16,225	436,705
Ohsho Food Service Corp.	17,025	894,302
Oiles Corp.	43,669	605,887
Oisix ra daichi, Inc. *	38,938	863,110
Okabe Co., Ltd.	68,401	425,817
Okamoto Industries, Inc.	22,629	787,864
Okamura Corp.	118,591	1,220,146
Okasan Securities Group, Inc.	265,760	904,519
Oki Electric Industry Co., Ltd.	139,080	1,019,175
Okinawa Financial Group, Inc.	35,861	733,255
Okumura Corp.	58,268	1,641,673
Okuwa Co., Ltd.	41,052	347,164
One REIT, Inc.	414	1,027,676
Onoken Co., Ltd.	24,053	337,901
Onward Holdings Co., Ltd.	164,602	395,874
Open Door, Inc. *	25,179	419,522
Optex Group Co., Ltd.	55,662	804,181
Optim Corp. *	31,889	263,031
Optorun Co., Ltd.	16,254	261,645
Organo Corp.	10,073	711,035
Oriental Shiraishi Corp. *	149,750	326,349
Oro Co., Ltd.	10,571	219,176
Osaka Organic Chemical Industry Ltd.	24,199	634,521
Osaka Soda Co., Ltd.	30,627	834,980
Osaki Electric Co., Ltd.	60,396	256,424
Outsourcing, Inc.	165,083	2,018,119
Oyo Corp.	33,096	599,133
Pacific Industrial Co., Ltd.	75,667	666,829
Pacific Metals Co., Ltd.	22,866	671,040
PAL GROUP Holdings Co., Ltd.	33,062	458,146
Paramount Bed Holdings Co., Ltd.	66,821	1,171,942
Pasona Group, Inc.	29,683	646,364
Pharma Foods International Co., Ltd. (a)	40,150	556,366
PIA Corp. *	10,182	284,663
Pilot Corp.	57,679	2,358,742
Piolax, Inc.	40,428	606,552
Plenus Co., Ltd.	40,193	696,900
Poletowin Pitcrew Holdings, Inc.	47,393	433,707
Press Kogyo Co., Ltd.	151,433	490,423
Pressance Corp.	30,418	474,328
Prestige International, Inc.	135,001	815,808
Prima Meat Packers Ltd.	47,194	992,027
Proto Corp.	34,009	340,754
Qol Holdings Co., Ltd.	34,279	381,556
Raccoon Holdings, Inc.	20,791	201,637
Raito Kogyo Co., Ltd.	72,520	1,229,707
Raiznext Corp.	70,458	696,168
Raksul, Inc. *	40,191	1,081,763
Relia, Inc.	67,711	619,643
SECURITY	NUMBER OF SHARES	VALUE ($)
Restar Holdings Corp.	40,432	695,076
Retail Partners Co., Ltd.	57,271	638,969
Rheon Automatic Machinery Co., Ltd.	30,219	270,246
Ricoh Leasing Co., Ltd.	20,682	667,103
Riken Corp.	15,294	333,035
Riken Keiki Co., Ltd.	27,912	1,166,888
Riken Technos Corp.	75,816	306,753
Riken Vitamin Co., Ltd.	20,480	309,578
Ringer Hut Co., Ltd.	36,623	712,586
Riso Kagaku Corp.	36,268	720,164
Riso Kyoiku Co., Ltd.	127,279	400,043
Rock Field Co., Ltd.	33,258	456,819
Rokko Butter Co., Ltd.	19,118	261,602
Roland Corp.	20,020	673,562
Roland DG Corp.	18,739	492,168
Rorze Corp.	15,596	1,448,901
Round One Corp.	101,322	1,137,481
Royal Holdings Co., Ltd. *	58,484	999,826
RS Technologies Co., Ltd.	11,752	564,259
Ryobi Ltd.	44,952	426,981
Ryoden Corp.	21,622	336,415
Ryosan Co., Ltd.	37,651	761,683
Ryoyo Electro Corp.	20,616	390,035
S Foods, Inc.	29,692	852,026
Sagami Holdings Corp. *	32,406	337,073
Saibu Gas Holdings Co., Ltd.	36,761	733,784
Saizeriya Co., Ltd.	40,911	1,040,757
Sakai Chemical Industry Co., Ltd.	24,580	422,134
Sakai Moving Service Co., Ltd.	14,275	548,443
Sakata INX Corp.	70,014	582,969
Sakata Seed Corp.	52,098	1,526,640
SAMTY Co., Ltd.	41,852	789,983
Samty Residential Investment Corp.	644	657,559
San ju San Financial Group, Inc.	35,329	462,567
San-A Co., Ltd.	27,085	1,002,974
San-Ai Oil Co., Ltd.	82,139	677,509
Sanei Architecture Planning Co., Ltd.	15,215	214,007
Sangetsu Corp.	93,967	1,315,171
Sanken Electric Co., Ltd.	31,951	1,442,546
Sanki Engineering Co., Ltd.	83,443	1,081,662
Sankyo Seiko Co., Ltd.	60,421	297,449
Sankyo Tateyama, Inc.	47,371	258,294
Sanoh Industrial Co., Ltd.	37,200	226,737
Sanrio Co., Ltd.	91,137	1,857,952
Sanyo Chemical Industries Ltd.	16,699	742,339
Sanyo Denki Co., Ltd.	13,595	597,271
Sanyo Electric Railway Co., Ltd.	26,986	474,232
Sanyo Special Steel Co., Ltd.	37,356	689,549
Sato Holdings Corp.	36,678	646,781
SB Technology Corp.	16,108	366,425
SBS Holdings, Inc.	28,386	818,246
Seikagaku Corp.	64,696	511,726
Seiko Holdings Corp.	43,368	903,696
Seiren Co., Ltd.	66,730	1,333,731
Sekisui Jushi Corp.	42,156	701,288
Senko Group Holdings Co., Ltd.	165,168	1,349,452
Senshu Ikeda Holdings, Inc.	446,960	721,811
Shibaura Machine Co., Ltd.	44,348	1,178,249
Shibuya Corp.	34,679	742,207
Shikoku Chemicals Corp.	49,318	622,604
Shima Seiki Manufacturing Ltd.	45,928	712,996
Shin Nippon Air Technologies Co., Ltd.	20,713	368,671
Shin Nippon Biomedical Laboratories Ltd.	30,037	401,884
Shindengen Electric Manufacturing Co., Ltd. *	12,573	320,834
Shin-Etsu Polymer Co., Ltd.	55,545	528,081
Shinko Shoji Co., Ltd.	55,057	447,913

50
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Shinmaywa Industries Ltd.	86,311	697,682
Shinnihon Corp.	36,594	237,658
Shinwa Co., Ltd.	18,061	300,298
Shizuoka Gas Co., Ltd.	90,651	683,965
Shoei Co., Ltd.	38,823	1,533,707
Shoei Foods Corp.	21,331	781,566
Showa Sangyo Co., Ltd.	42,506	1,011,951
Siix Corp.	54,045	523,205
Sinanen Holdings Co., Ltd.	13,594	408,381
Sinfonia Technology Co., Ltd.	42,153	479,448
Sinko Industries Ltd.	26,727	403,313
Sintokogio Ltd.	81,783	491,373
SKY Perfect JSAT Holdings, Inc.	196,684	736,017
Sodick Co., Ltd.	74,740	502,917
Solasto Corp.	75,791	675,818
SOSiLA Logistics REIT, Inc. *	994	1,272,976
Sparx Group Co., Ltd.	136,902	301,915
S-Pool, Inc.	93,770	819,851
SRA Holdings	11,178	281,452
SRE Holdings Corp. *	10,010	318,530
St Marc Holdings Co., Ltd.	22,960	320,154
Star Asia Investment Corp.	2,649	1,331,687
Star Micronics Co., Ltd.	58,960	749,446
Starts Corp., Inc.	45,989	1,036,574
Starts Proceed Investment Corp.	347	679,087
Starzen Co., Ltd.	23,528	434,300
Stella Chemifa Corp.	13,830	289,749
Strike Co., Ltd.	21,871	844,077
Studio Alice Co., Ltd.	14,234	269,417
Sumida Corp.	34,025	267,355
Sumitomo Densetsu Co., Ltd.	21,325	427,518
Sumitomo Mitsui Construction Co., Ltd.	235,123	900,276
Sumitomo Osaka Cement Co., Ltd.	53,823	1,600,554
Sumitomo Riko Co., Ltd.	62,697	341,860
Sumitomo Seika Chemicals Co., Ltd.	14,948	424,397
Sun Frontier Fudousan Co., Ltd.	41,121	383,451
Suruga Bank Ltd.	301,321	1,182,523
SWCC Showa Holdings Co., Ltd.	35,207	575,295
Systena Corp.	438,568	1,587,869
T Hasegawa Co., Ltd.	33,762	704,407
Tachibana Eletech Co., Ltd.	22,874	324,714
Tachi-S Co., Ltd.	44,700	435,842
Tadano Ltd.	190,663	1,623,967
Taihei Dengyo Kaisha Ltd.	23,479	532,673
Taikisha Ltd.	45,759	1,231,629
Taiko Pharmaceutical Co., Ltd. *(a)	45,879	233,428
Taiyo Holdings Co., Ltd.	57,136	1,520,485
Takamatsu Construction Group Co., Ltd.	22,070	389,183
Takara Leben Co., Ltd.	128,298	349,777
Takara Leben Real Estate Investment Corp.	834	829,112
Takara Standard Co., Ltd.	78,971	933,870
Takasago International Corp.	23,364	560,290
Takasago Thermal Engineering Co., Ltd.	92,536	1,554,653
Takeuchi Manufacturing Co., Ltd.	55,845	1,243,694
Taki Chemical Co., Ltd.	8,052	333,126
Takuma Co., Ltd.	112,368	1,419,539
Tama Home Co., Ltd.	24,253	485,376
Tamron Co., Ltd.	18,882	385,919
Tamura Corp.	127,496	666,400
Tanseisha Co., Ltd.	54,699	348,117
Tayca Corp.	29,029	336,981
TechMatrix Corp.	38,107	591,250
Teikoku Electric Manufacturing Co., Ltd.	26,007	315,900
Teikoku Sen-I Co., Ltd.	35,595	588,125
Tekken Corp.	22,292	376,066
Tenma Corp.	22,456	507,514
Tess Holdings Co., Ltd.	22,521	254,589
SECURITY	NUMBER OF SHARES	VALUE ($)
T-Gaia Corp.	33,812	508,758
The 77 Bank Ltd.	113,695	1,538,967
The Aichi Bank Ltd.	13,916	584,188
The Akita Bank Ltd.	29,695	447,326
The Aomori Bank Ltd.	32,975	551,707
The Awa Bank Ltd.	58,887	1,188,221
The Bank of Iwate Ltd.	25,473	427,296
The Bank of Nagoya Ltd.	30,088	774,830
The Ehime Bank Ltd.	53,431	444,891
The Fukui Bank Ltd.	36,554	464,324
The Gunma Bank Ltd.	670,287	2,228,955
The Hyakugo Bank Ltd.	331,408	1,021,488
The Hyakujushi Bank Ltd.	45,272	707,922
The Japan Steel Works Ltd.	100,122	3,242,501
The Japan Wool Textile Co., Ltd.	98,593	774,705
The Keiyo Bank Ltd.	184,514	820,240
The Kiyo Bank Ltd.	103,793	1,329,235
The Miyazaki Bank Ltd.	23,180	442,770
The Musashino Bank Ltd.	46,167	761,600
The Nanto Bank Ltd.	45,703	845,610
The Nippon Road Co., Ltd.	8,714	737,673
The Nisshin Oillio Group Ltd.	37,134	984,974
The Ogaki Kyoritsu Bank Ltd.	63,032	1,114,245
The Oita Bank Ltd.	26,525	469,816
The Okinawa Electric Power Co., Inc.	74,600	939,180
The Pack Corp.	18,122	430,963
The San-in Godo Bank Ltd.	248,746	1,468,611
The Shibusawa Warehouse Co., Ltd.	15,815	305,796
The Shiga Bank Ltd.	78,837	1,531,905
The Shikoku Bank Ltd.	62,004	431,215
The Sumitomo Warehouse Co., Ltd.	84,865	1,569,459
The Tochigi Bank Ltd.	170,165	332,426
The Toho Bank Ltd.	305,995	563,238
The Yamagata Bank Ltd.	52,343	453,556
The Yamanashi Chuo Bank Ltd.	49,355	426,379
TKC Corp.	46,239	1,256,593
Toa Corp. (a)	25,848	579,462
Toagosei Co., Ltd.	199,714	1,895,267
TOC Co., Ltd.	77,175	475,748
Tocalo Co., Ltd.	87,348	1,013,972
Toei Co., Ltd.	10,964	1,696,362
Toenec Corp.	12,268	379,198
Toho Holdings Co., Ltd.	85,419	1,403,193
Toho Titanium Co., Ltd.	50,447	477,861
Toho Zinc Co., Ltd.	21,056	502,017
Tokai Corp.	28,195	460,471
TOKAI Holdings Corp.	190,005	1,506,182
Tokai Tokyo Financial Holdings, Inc.	354,451	1,292,550
Token Corp.	11,855	935,637
Tokushu Tokai Paper Co., Ltd.	14,004	403,067
Tokyo Electron Device Ltd.	9,295	430,148
Tokyo Energy & Systems, Inc.	30,001	252,667
Tokyo Kiraboshi Financial Group, Inc.	40,247	681,063
Tokyo Seimitsu Co., Ltd.	62,986	2,581,237
Tokyo Steel Manufacturing Co., Ltd.	125,643	1,227,249
Tokyotokeiba Co., Ltd.	24,223	857,033
Tokyu Construction Co., Ltd.	101,911	628,234
Tokyu REIT, Inc.	1,408	2,207,812
TOMONY Holdings, Inc.	228,966	685,854
Tomy Co., Ltd.	142,827	1,557,549
Tonami Holdings Co., Ltd.	10,868	351,966
Topcon Corp.	168,296	2,203,520
Toppan Forms Co., Ltd. *(a)(b)	62,856	845,902
Topre Corp.	69,065	713,587
Topy Industries Ltd.	30,288	294,268
Toridoll Holdings Corp.	68,656	1,458,661
Torii Pharmaceutical Co., Ltd.	20,622	522,287
Torishima Pump Manufacturing Co., Ltd.	36,126	302,997

51
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tosei Corp.	42,811	404,042
Tosho Co., Ltd.	22,318	336,974
Totetsu Kogyo Co., Ltd.	45,045	981,271
Towa Corp.	37,911	764,309
Towa Pharmaceutical Co., Ltd.	42,171	1,088,189
Toyo Construction Co., Ltd.	122,594	636,520
Toyo Corp.	31,410	295,896
Toyo Ink SC Holdings Co., Ltd.	57,981	969,077
Toyo Kanetsu KK	12,974	273,166
Toyo Tanso Co., Ltd.	23,081	618,232
Toyobo Co., Ltd.	141,666	1,532,588
TPR Co., Ltd.	41,171	496,519
Trancom Co., Ltd.	9,777	617,986
Transcosmos, Inc.	43,695	1,198,838
Tri Chemical Laboratories, Inc.	43,000	994,964
Trusco Nakayama Corp.	64,300	1,402,960
TSI Holdings Co., Ltd.	126,866	367,903
Tsubaki Nakashima Co., Ltd.	67,825	572,987
Tsubakimoto Chain Co.	53,545	1,527,201
Tsugami Corp.	68,335	747,576
Tsukishima Kikai Co., Ltd.	56,461	511,789
Tsurumi Manufacturing Co., Ltd.	33,053	514,556
UACJ Corp. *	45,674	932,713
Ubicom Holdings, Inc.	10,100	200,816
Uchida Yoko Co., Ltd.	14,238	588,434
Union Tool Co.	14,928	479,562
Unipres Corp.	61,723	412,648
United Arrows Ltd.	42,348	626,533
United Super Markets Holdings, Inc. (a)	87,813	808,177
Usen-Next Holdings Co., Ltd.	27,218	565,274
UT Group Co., Ltd.	45,076	1,360,010
V Technology Co., Ltd.	14,200	421,038
Valor Holdings Co., Ltd.	65,088	1,257,398
Valqua Ltd.	20,527	482,632
ValueCommerce Co., Ltd.	26,033	799,016
V-Cube, Inc.	31,600	234,308
Vector, Inc.	37,948	364,406
Vision, Inc./Tokyo Japan *	42,649	430,286
Vital KSK Holdings, Inc.	54,210	382,659
VT Holdings Co., Ltd.	135,698	578,491
Wacoal Holdings Corp.	89,037	1,526,790
Wacom Co., Ltd.	229,681	1,726,970
Wakita & Co., Ltd.	71,527	617,924
Warabeya Nichiyo Holdings Co., Ltd.	21,594	343,854
WDB Holdings Co., Ltd.	13,664	308,574
Weathernews, Inc.	9,145	627,267
WingArc1st, Inc.	26,565	289,234
World Co., Ltd. *	29,891	327,263
World Holdings Co., Ltd.	14,752	275,892
W-Scope Corp. *	82,216	697,417
Xebio Holdings Co., Ltd.	36,438	303,716
YAKUODO Holdings Co., Ltd.	17,924	378,478
YAMABIKO Corp.	51,986	600,316
YA-MAN Ltd.	43,583	357,594
Yamashin-Filter Corp.	58,087	183,074
Yamazen Corp.	101,527	906,184
Yellow Hat Ltd.	45,936	649,306
Yodogawa Steel Works Ltd.	43,380	1,039,538
Yokogawa Bridge Holdings Corp.	48,218	880,002
Yokohama Reito Co., Ltd.	55,561	422,104
Yokowo Co., Ltd.	35,454	839,137
Yondoshi Holdings, Inc.	29,601	440,256
Yonex Co., Ltd.	63,120	500,905
Yorozu Corp.	31,476	245,960
Yoshinoya Holdings Co., Ltd. (a)	100,592	2,083,894
Yuasa Trading Co., Ltd.	25,510	660,923
Yukiguni Maitake Co., Ltd.	32,921	343,287
Yurtec Corp.	54,438	347,401
SECURITY	NUMBER OF SHARES	VALUE ($)
Zenrin Co., Ltd.	57,447	555,142
ZERIA Pharmaceutical Co., Ltd.	61,100	1,051,976
Zojirushi Corp.	70,592	888,721
Zuken, Inc.	20,725	576,719
		617,259,537

Netherlands 1.6%
Accell Group N.V. *	35,180	2,276,018
Alfen Beheer BV *	18,149	1,769,415
AMG Advanced Metallurgical Group N.V.	47,148	1,870,429
APERAM S.A.	77,768	4,353,477
Arcadis N.V.	115,332	5,264,545
B&S Group Sarl	43,053	349,139
Basic-Fit N.V. *	84,127	3,838,244
Boskalis Westminster	130,608	3,778,965
Brunel International N.V.	33,922	404,635
Corbion N.V.	95,208	3,520,388
Eurocommercial Properties N.V.	77,171	1,922,529
Flow Traders	42,688	1,472,937
Fugro N.V. CVA *	170,629	1,644,362
Intertrust N.V. *	143,042	3,104,045
Koninklijke BAM Groep N.V. *	405,253	1,141,592
NSI N.V.	28,687	1,140,632
OCI N.V. *	155,691	4,424,267
PostNL N.V.	807,532	3,245,319
SBM Offshore N.V.	264,298	4,022,448
Sligro Food Group N.V. *	55,759	1,424,799
TKH Group N.V.	66,537	3,684,406
TomTom N.V. *	111,118	930,442
Vastned Retail N.V.	27,644	788,664
Wereldhave N.V.	67,135	1,226,103
		57,597,800

New Zealand 1.0%
Argosy Property Ltd.	1,391,010	1,294,378
Arvida Group Ltd.	1,133,663	1,227,530
Chorus Ltd.	718,002	3,549,556
EBOS Group Ltd.	175,006	4,615,423
Freightways Ltd.	257,274	2,120,661
Genesis Energy Ltd.	816,163	1,521,692
Goodman Property Trust	1,753,372	2,859,692
Heartland Group Holdings Ltd.	663,404	1,019,136
Kathmandu Holdings Ltd.	938,297	831,840
Oceania Healthcare Ltd.	1,127,301	801,046
Pacific Edge Ltd. *	1,128,396	733,096
Precinct Properties New Zealand Ltd.	2,122,677	2,298,434
Pushpay Holdings Ltd. *	1,198,084	754,047
Restaurant Brands New Zealand Ltd. *	51,817	507,422
Scales Corp., Ltd.	178,754	610,907
Serko Ltd. *	138,516	452,767
Skellerup Holdings Ltd.	285,064	1,134,352
SKY Network Television Ltd. *	275,178	486,051
Stride Property Group	693,480	910,466
Summerset Group Holdings Ltd.	365,397	2,920,404
Synlait Milk Ltd. *	172,105	392,511
Tourism Holdings Ltd. *	233,254	413,579
Vector Ltd.	411,021	1,057,002
Vista Group International Ltd. *	380,959	507,893
Vital Healthcare Property Trust	685,364	1,428,565
Z Energy Ltd.	773,915	1,906,438
		36,354,888

Norway 2.0%
Atea A.S.A. *	134,786	2,102,954
Austevoll Seafood A.S.A.	146,299	2,072,957

52
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bakkafrost P/F	82,202	5,599,381
Bonheur A.S.A.	32,173	1,269,556
Borregaard A.S.A.	163,701	3,622,638
BW LPG Ltd.	126,064	750,479
BW Offshore Ltd.	145,130	459,470
Crayon Group Holding A.S.A. *	111,597	2,511,477
DNO A.S.A.	892,815	1,125,962
Elkem A.S.A.	417,655	1,576,836
Entra A.S.A.	101,131	2,144,835
Frontline Ltd. *	188,987	1,817,305
Grieg Seafood A.S.A. *	93,463	1,179,760
Hexagon Composites A.S.A. *	185,196	593,898
Kahoot! A.S.A. *	525,042	1,649,106
Kongsberg Gruppen A.S.A.	123,677	4,362,762
MPC Container Ships A/S	504,801	1,584,383
NEL A.S.A. *(a)	2,223,191	4,048,877
Nordic Semiconductor A.S.A. *	253,073	6,734,300
Norway Royal Salmon A.S.A.	22,440	516,748
Sbanken A.S.A.	135,901	1,407,900
Sparebank 1 Oestlandet	45,997	727,068
SpareBank 1 SMN	217,506	3,596,387
SpareBank 1 SR-Bank A.S.A.	296,311	4,407,439
Stolt-Nielsen Ltd.	31,007	552,182
Storebrand A.S.A.	754,940	7,482,737
Subsea 7 S.A.	371,320	2,537,778
TGS Nopec Geophysical Co. A.S.A.	189,759	2,123,383
Veidekke A.S.A.	176,159	2,728,430
Wallenius Wilhelmsen A.S.A. *	170,921	1,296,439
		72,583,427

Poland 0.6%
Alior Bank S.A. *	151,756	1,699,841
AmRest Holdings SE *	118,468	651,312
Asseco Poland S.A.	91,576	1,619,846
Bank Handlowy w Warszawie S.A.	53,848	747,835
Bank Millennium S.A. *	1,003,029	1,679,507
CCC S.A. *	47,130	603,841
Ciech S.A.	41,518	400,939
Enea S.A. *	345,156	724,386
Eurocash S.A.	127,708	289,545
Grupa Azoty S.A. *	77,379	603,347
Grupa Lotos S.A. *	156,478	2,028,772
Jastrzebska Spolka Weglowa S.A. *	83,684	984,565
Kernel Holding S.A.	84,773	623,107
KRUK S.A.	28,949	1,811,605
mBank S.A. *	20,612	2,034,841
Orange Polska S.A. *	1,098,133	2,044,808
PGE Polska Grupa Energetyczna S.A. *	1,169,992	2,281,533
Tauron Polska Energia S.A. *	1,552,023	921,531
Warsaw Stock Exchange	40,663	373,826
		22,124,987

Portugal 0.3%
Altri, SGPS, S.A.	116,666	730,544
Banco Comercial Portugues S.A., Class R *	12,745,656	2,363,560
Corticeira Amorim SGPS S.A.	55,076	596,344
CTT-Correios de Portugal S.A.	246,434	1,198,521
Greenvolt-Energias Renovaveis S.A. *	57,582	380,942
NOS, SGPS S.A.	346,041	1,334,705
REN - Redes Energeticas Nacionais, SGPS, S.A.	605,944	1,759,342
Semapa-Sociedade de Investimento e Gestao	24,735	319,497
Sonae, SGPS, S.A.	1,549,800	1,688,514
SECURITY	NUMBER OF SHARES	VALUE ($)
The Navigator Co. S.A.	412,719	1,477,849
		11,849,818

Republic of Korea 5.8%
ABLBio, Inc. *	39,846	873,242
Ace Technologies Corp. *	51,559	458,836
Advanced Process Systems Corp. *	16,270	302,436
AfreecaTV Co., Ltd.	11,024	1,276,285
Ahnlab, Inc.	9,454	511,091
Amicogen, Inc. *	27,219	578,405
Ananti, Inc. *	69,741	539,436
Anterogen Co., Ltd. *	9,131	190,997
Aprogen pharmaceuticals, Inc. *	288,607	189,148
Asiana Airlines, Inc. *	55,175	878,780
BH Co., Ltd.	41,813	669,439
Binex Co., Ltd. *	34,678	382,155
Binggrae Co., Ltd. *	7,218	320,573
Boryung Pharmaceutical Co., Ltd.	49,436	511,896
Bukwang Pharmaceutical Co., Ltd.	57,329	591,242
Cafe24 Corp. *	17,951	291,134
Cellid Co., Ltd. *	10,710	291,722
Cellivery Therapeutics, Inc. *	19,832	497,305
Chabiotech Co., Ltd. *	67,367	966,508
Chong Kun Dang Pharmaceutical Corp. *	13,023	1,040,887
Chongkundang Holdings Corp. *	4,174	237,800
Chunbo Co., Ltd.	6,883	1,620,068
CJ CGV Co., Ltd. *	31,730	682,181
CMG Pharmaceutical Co., Ltd. *	161,304	432,657
Com2uS Holdings Corp. *	7,326	816,471
Com2uSCorp	15,549	1,421,246
Cosmax, Inc. *	13,259	947,268
CosmoAM&T Co., Ltd. *	31,277	1,006,712
Creative & Innovative System *	71,344	815,886
CrystalGenomics, Inc. *	69,081	325,770
CS Wind Corp.	31,378	1,555,395
Cuckoo Homesys Co., Ltd. *	8,031	258,494
Daea TI Co., Ltd. *	99,981	392,490
Daeduck Electronics Co., Ltd. / New	55,457	1,146,177
Daejoo Electronic Materials Co., Ltd.	16,245	1,207,887
Daesang Corp. *	34,824	644,433
Daewoong Co., Ltd. *	32,611	817,750
Daewoong Pharmaceutical Co., Ltd. *	6,061	836,800
Daishin Securities Co., Ltd.	53,390	752,660
Daou Technology, Inc.	36,926	660,298
Dawonsys Co., Ltd.	42,006	1,004,427
DB HiTek Co., Ltd.	58,423	3,372,193
Dentium Co., Ltd. *	10,396	522,243
DIO Corp. *	18,580	506,861
Dong-A Socio Holdings Co., Ltd.	5,279	454,424
Dong-A ST Co., Ltd.	7,173	406,869
Dongjin Semichem Co., Ltd.	47,104	1,386,852
DongKook Pharmaceutical Co., Ltd.	39,775	698,010
Dongkuk Steel Mill Co., Ltd.	95,176	1,306,112
Dongwon F&B Co., Ltd.	1,782	256,403
Dongwon Industries Co., Ltd.	1,970	344,076
Doosan Co., Ltd. *	9,120	860,914
Doosan Fuel Cell Co., Ltd. *	46,821	1,510,920
DoubleUGames Co., Ltd.	15,044	619,352
Duk San Neolux Co., Ltd. *	19,043	612,936
Duzone Bizon Co., Ltd.	29,009	1,165,330
Ecopro Co., Ltd.	29,421	2,116,619
Ecopro HN Co., Ltd.	18,402	798,922
ENF Technology Co., Ltd.	15,731	374,844
Enzychem Lifesciences Corp. *	17,515	477,808
Eo Technics Co., Ltd. *	12,699	1,051,957
Eoflow Co., Ltd. *	39,257	669,330
ESR Kendall Square REIT Co., Ltd.	162,954	855,192

53
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Eubiologics Co., Ltd. *	48,748	973,054
Eugene Investment & Securities Co., Ltd. *	97,879	273,933
Eugene Technology Co., Ltd.	21,978	792,403
Eutilex Co., Ltd. *	16,082	234,071
Eyegene, Inc. *	29,287	300,823
Foosung Co., Ltd.	80,198	1,407,392
GemVax & Kael Co., Ltd. *	54,931	692,148
GeneOne Life Science, Inc. *	113,229	1,379,636
Genexine, Inc. *	30,483	1,177,640
GOLFZON Co., Ltd. *	5,034	634,300
Grand Korea Leisure Co., Ltd. *	27,217	330,493
Green Cross Holdings Corp.	44,914	833,020
Green Cross LabCell Corp. *	12,967	731,204
Halla Holdings Corp.	11,206	377,463
Hana Tour Service, Inc. *	15,250	993,118
Hanall Biopharma Co., Ltd. *	56,584	880,044
Hancom, Inc. *	25,665	427,981
Handsome Co., Ltd.	22,103	659,036
Hanil Cement Co., Ltd.	26,396	397,361
Hanjin Transportation Co., Ltd. *	23,316	552,673
Hankook & Co. Co., Ltd.	41,083	457,864
Hanmi Semiconductor Co., Ltd.	36,480	1,013,375
Hansae Co., Ltd.	27,226	512,886
Hansol Chemical Co., Ltd.	14,061	2,508,491
Hansol Paper Co., Ltd.	26,548	271,585
Hanwha General Insurance Co., Ltd. *	121,761	431,913
Hanwha Investment & Securities Co., Ltd. *	178,135	712,629
Hanwha Systems Co., Ltd.	93,490	1,220,770
Harim Holdings Co., Ltd.	51,285	443,601
HDC Holdings Co., Ltd. *	59,225	376,329
HJ Shipbuilding & Construction Co., Ltd. *	105,979	646,090
HK inno N Corp. *	15,712	559,953
HLB Life Science Co., Ltd. *	126,952	1,119,218
HLB Therapeutics Co., Ltd. *	40,242	498,695
HS Industries Co., Ltd. *	67,033	295,484
Huchems Fine Chemical Corp.	33,891	622,939
Hugel, Inc. *	9,731	1,188,099
Humasis Co., Ltd.	47,834	737,989
Huons Co., Ltd.	10,147	394,116
Huons Global Co., Ltd.	9,248	232,286
Hyosung Advanced Materials Corp.	5,237	2,021,015
Hyosung Chemical Corp. *	3,437	786,106
Hyosung Corp.	14,515	1,026,136
Hyosung Heavy Industries Corp. *	10,400	482,655
Hyosung TNC Corp.	4,743	1,901,381
Hyundai Autoever Corp.	6,992	625,142
Hyundai Bioland Co., Ltd.	17,204	233,231
Hyundai Bioscience Co., Ltd. *	55,565	1,481,148
Hyundai Construction Equipment Co., Ltd.	21,436	597,252
Hyundai Electric & Energy System Co., Ltd. *	34,669	588,221
Hyundai Elevator Co., Ltd. *	43,048	1,351,571
Hyundai Greenfood Co., Ltd.	106,032	739,891
Hyundai Home Shopping Network Corp.	8,540	414,091
Hyundai Rotem Co., Ltd. *	115,659	1,904,644
Iljin Materials Co., Ltd.	28,208	2,132,580
Ilyang Pharmaceutical Co., Ltd.	20,167	421,002
iMarketKorea, Inc.	33,945	280,911
InBody Co., Ltd.	15,798	324,540
Innocean Worldwide, Inc.	18,634	774,899
Innox Advanced Materials Co., Ltd.	20,122	702,057
Inscobee, Inc. *	166,338	374,912
Insun ENT Co., Ltd. *	43,900	379,723
SECURITY	NUMBER OF SHARES	VALUE ($)
Interpark Holdings Corp.	93,488	457,196
INTOPS Co., Ltd.	19,492	533,361
iNtRON Biotechnology, Inc. *	42,275	645,192
IS Dongseo Co., Ltd. *	21,217	933,488
i-SENS, Inc.	15,220	350,009
ITM Semiconductor Co., Ltd.	11,659	338,905
JB Financial Group Co., Ltd.	230,529	1,576,037
Jeil Pharmaceutical Co., Ltd. *	11,831	264,201
JR Reit XXVII	171,328	765,194
Jusung Engineering Co., Ltd.	52,945	1,140,496
JW Pharmaceutical Corp.	20,597	430,835
JYP Entertainment Corp. *	46,367	1,922,398
Kakao Games Corp. *	43,727	2,673,044
KC Tech Co., Ltd.	16,667	287,637
KCC Glass Corp.	14,424	693,398
KEPCO Engineering & Construction Co., Inc. *	20,964	1,555,278
KH FEELUX Co., Ltd. *	159,652	268,222
KH Vatec Co., Ltd.	25,689	465,771
KISWIRE Ltd. *	18,960	333,517
KIWOOM Securities Co., Ltd. *	20,648	1,743,063
KMW Co., Ltd. *	44,822	1,157,502
Koh Young Technology, Inc.	100,138	1,586,584
Kolmar Korea Co., Ltd. *	23,296	893,205
Kolon Corp.	9,732	235,540
Kolon Industries, Inc.	30,141	1,469,009
Komipharm International Co., Ltd. *	56,246	387,807
Korea Asset In Trust Co., Ltd.	98,144	303,652
Korea Electric Terminal Co., Ltd.	10,436	505,157
Korea Line Corp. *	253,532	586,201
Korea Petrochemical Ind Co., Ltd. *	4,458	630,316
Korea Real Estate Investment & Trust Co., Ltd.	269,684	491,211
Korea United Pharm, Inc. *	14,029	536,144
Korean Reinsurance Co.	129,053	1,036,846
KTB Investment & Securities Co., Ltd. *	65,601	274,986
Kuk-il Paper Manufacturing Co., Ltd. *	132,771	411,338
Kumho Tire Co., Inc. *	208,815	691,216
KUMHOE&C Co., Ltd. *	43,376	387,817
Kwang Dong Pharmaceutical Co., Ltd.	43,410	263,200
L&C Bio Co., Ltd.	18,833	495,750
L&F Co., Ltd. *	34,994	5,675,411
LEENO Industrial, Inc.	15,283	2,289,240
LegoChem Biosciences, Inc. *	26,123	953,799
LF Corp.	27,829	414,305
LG Hausys Ltd.	10,156	464,574
LIG Nex1 Co., Ltd.	16,834	953,462
LOTTE Himart Co., Ltd.	17,228	332,424
LOTTE Reit Co., Ltd.	198,897	903,213
Lotte Tour Development Co., Ltd. *	46,805	690,971
LS Electric Co., Ltd.	24,333	869,216
Lutronic Corp. *	34,625	610,513
LX Holdings Corp. *	63,483	515,319
LX International Corp.	38,559	947,660
Maeil Dairies Co., Ltd.	6,835	387,128
Mcnex Co., Ltd.	19,329	735,478
Medipost Co., Ltd. *	23,665	380,852
MedPacto, Inc. *	24,626	711,734
MegaStudyEdu Co., Ltd. *	13,469	932,025
Meritz Financial Group, Inc.	43,556	1,334,918
Meritz Fire & Marine Insurance Co., Ltd.	93,600	3,199,534
Meritz Securities Co., Ltd.	455,069	2,217,910
Mezzion Pharma Co., Ltd. *	8,840	1,199,890
Mirae Asset Life Insurance Co., Ltd.	109,621	371,983
Modetour Network, Inc. *	26,987	545,419
Namhae Chemical Corp. *	32,582	261,772
Namyang Dairy Products Co., Ltd. *	767	251,339
Naturecell Co., Ltd. *	73,485	993,164

54
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Neowiz *	19,748	401,579
NEPES Corp. *	25,572	604,021
Nexen Tire Corp. *	48,369	253,039
Next Science Co., Ltd. *	62,301	875,691
NHN KCP Corp. *	34,703	679,715
NICE Holdings Co., Ltd.	32,224	447,574
NICE Information Service Co., Ltd. *	61,869	957,095
NKMax Co., Ltd. *	45,041	584,389
NS Shopping Co., Ltd. (b)	23,974	279,150
OliX Pharmaceuticals, Inc. *	14,289	328,599
OptoElectronics Solutions Co., Ltd.	11,137	252,872
Orion Holdings Corp.	31,582	370,363
Oscotec, Inc. *	38,829	963,984
Osstem Implant Co., Ltd. (b)	15,229	1,355,582
Park Systems Corp.	6,815	674,500
Partron Co., Ltd.	59,327	567,439
Peptron, Inc. *	25,131	196,475
PharmaResearch Co., Ltd.	10,098	734,034
Pharmicell Co., Ltd. *	87,080	793,052
PI Advanced Materials Co., Ltd.	21,101	760,784
Poongsan Corp.	30,296	801,275
Posco ICT Co., Ltd.	130,815	625,597
RFHIC Corp.	24,933	586,854
S&S Tech Corp.	24,877	578,294
Sam Chun Dang Pharm Co., Ltd. *	20,555	618,864
Sambu Engineering & Construction Co., Ltd. *	170,837	306,906
Samchully Co., Ltd. *	3,217	271,573
Samsung Pharmaceutical Co., Ltd. *	100,746	358,625
Samwha Capacitor Co., Ltd.	11,033	516,620
Samyang Corp.	6,015	258,139
Samyang Holdings Corp.	9,065	626,524
Sangsangin Co., Ltd.	64,123	496,515
Seah Besteel Corp.	16,472	241,802
Sebang Global Battery Co., Ltd.	14,208	751,552
Seobu T&D	43,563	323,548
Seojin System Co., Ltd. *	19,681	555,720
Seoul Semiconductor Co., Ltd. *	56,943	629,885
SFA Engineering Corp.	29,778	931,220
SFA Semicon Co., Ltd. *	113,255	612,266
Shinsegae International, Inc.	3,906	492,169
Shinsung E&G Co., Ltd. *	244,975	349,426
Silicon Works Co., Ltd.	13,805	1,308,912
SIMMTECH Co., Ltd.	30,597	1,353,816
SK Discovery Co., Ltd.	16,371	552,122
SK Gas Ltd.	3,994	395,298
SK Securities Co., Ltd. *	526,555	390,641
SL Corp. *	23,163	456,575
SM Entertainment Co., Ltd.	26,960	1,663,768
S-MAC Co., Ltd. *(b)	93,155	253,739
SNT Motiv Co., Ltd.	11,958	428,652
Solid, Inc. *	69,360	357,083
SOLUM Co., Ltd. *	60,035	1,128,449
Songwon Industrial Co., Ltd.	25,690	432,671
Soulbrain Co., Ltd.	7,157	1,353,005
Soulbrain Holdings Co., Ltd.	8,868	211,678
ST Pharm Co., Ltd.	14,917	1,234,450
STCUBE *	41,397	209,335
Studio Dragon Corp. *	9,966	707,032
Sungwoo Hitech Co., Ltd.	68,476	274,223
Taekwang Industrial Co., Ltd. *	846	714,176
Taeyoung Engineering & Construction Co., Ltd.	34,152	280,351
Taihan Electric Wire Co., Ltd. *	375,759	500,033
Telcon RF Pharmaceutical, Inc. *	111,282	200,842
TES Co., Ltd.	19,868	418,891
Tesna, Inc.	15,976	585,970
The Nature Holdings Co., Ltd..	13,631	414,933
SECURITY	NUMBER OF SHARES	VALUE ($)
Tokai Carbon Korea Co., Ltd.	7,092	693,658
Tongyang Life Insurance Co., Ltd.	49,035	250,813
Tongyang, Inc. *	296,612	345,371
TY Holdings Co., Ltd. *	43,419	984,046
UniTest, Inc. *	23,498	513,991
Vaxcell-Bio Therapeutics Co., Ltd. *	15,819	449,960
Vidente Co., Ltd. *	56,315	756,425
Vieworks Co., Ltd.	10,962	350,098
Webzen, Inc. *	24,499	470,684
Wemade Co., Ltd.	27,308	2,477,900
WONIK IPS Co., Ltd.	58,324	1,739,024
Y2 Solution Co., Ltd. *(b)	32,067	13,335
YG Entertainment, Inc.	18,105	989,311
Youlchon Chemical Co., Ltd.	20,599	409,462
Young Poong Corp. *	793	432,659
Youngone Corp. *	49,591	1,752,915
Youngone Holdings Co., Ltd. *	9,378	363,857
Yuanta Securities Korea Co., Ltd. *	129,181	380,876
Yungjin Pharmaceutical Co., Ltd. *	131,903	530,969
Zinus, Inc. *	15,112	942,654
		209,699,707

Singapore 1.0%
AEM Holdings Ltd.	449,695	1,368,183
AIMS APAC REIT	891,098	886,207
ARA LOGOS Logistics Trust	2,124,230	1,306,665
Ascendas India Trust	1,388,329	1,217,070
Asian Pay Television Trust	2,829,824	283,514
Best World International Ltd. *(b)	321,868	0
CapitaLand China Trust	1,849,394	1,553,139
CDL Hospitality Trusts	1,303,891	1,095,021
China Hongxing Sports Ltd. *(b)	884,000	0
COSCO Shipping International Singapore Co., Ltd. *	1,552,081	285,845
Cromwell European Real Estate Investment Trust	527,849	1,393,269
Eagle Hospitality Trust *(b)	940,343	0
ESR-REIT	4,405,842	1,363,184
Far East Hospitality Trust	1,599,226	677,414
First Real Estate Investment Trust	1,497,308	330,909
First Resources Ltd.	830,010	1,125,064
Frasers Centrepoint Trust	1,774,643	2,954,579
Frasers Hospitality Trust	1,263,082	409,412
Haw Par Corp., Ltd.	236,323	2,052,560
iFAST Corp., Ltd.	245,505	1,088,762
Keppel Infrastructure Trust	5,804,208	2,308,941
Keppel Pacific Oak US REIT	1,347,459	956,696
Lendlease Global Commercial REIT	1,399,025	850,268
Lippo Malls Indonesia Retail Trust *	8,833,972	344,912
Manulife US Real Estate Investment Trust	2,316,250	1,505,563
Nanofilm Technologies International Ltd.	304,443	632,457
OUE Commercial Real Estate Investment Trust	3,409,455	1,017,223
Parkway Life Real Estate Investment Trust	609,753	2,007,879
Prime US REIT	1,056,637	808,327
Raffles Medical Group Ltd.	1,532,541	1,309,623
Riverstone Holdings Ltd.	921,110	529,276
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	1,713,823	568,139
Sheng Siong Group Ltd.	658,604	737,470
Silverlake Axis Ltd.	1,230,680	258,384
SPH REIT	1,557,419	1,101,420
Starhill Global REIT	2,214,884	978,990

55
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Thomson Medical Group Ltd.	9,791,187	584,247
		35,890,612

Spain 1.6%
Acerinox S.A.	353,235	4,524,976
Aedas Homes S.A.	29,497	818,337
Almirall S.A.	120,263	1,585,833
Applus Services S.A.	229,968	2,103,855
Atresmedia Corp de Medios de Comunicaion S.A.	127,130	552,607
Banco de Sabadell S.A. *	9,161,293	7,972,668
Cia de Distribucion Integral Logista Holdings S.A.	99,456	1,810,803
Cie Automotive S.A.	84,804	2,280,330
Construcciones y Auxiliar de Ferrocarriles S.A.	30,625	1,076,658
Distribuidora Internacional de Alimentacion S.A. *	23,233,801	362,737
Ebro Foods S.A.	122,805	2,281,439
Ence Energia y Celulosa S.A. *	205,196	656,857
Faes Farma S.A.	499,387	1,914,953
Fomento de Construcciones y Contratas S.A.	68,331	784,379
Gestamp Automocion S.A.	244,064	1,012,098
Global Dominion Access S.A.	185,018	868,655
Grupo Catalana Occidente S.A.	84,402	2,739,731
Indra Sistemas S.A. *	202,083	2,333,352
Laboratorios Farmaceuticos Rovi S.A.	36,242	2,943,118
Lar Espana Real Estate Socimi S.A.	99,753	582,622
Let's GOWEX S.A. *(b)	5,361	0
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	1,083,627	1,824,478
Mediaset Espana Comunicacion S.A. *	247,973	1,276,751
Melia Hotels International S.A. *	170,610	1,292,348
Metrovacesa S.A.	68,136	489,029
Neinor Homes S.A. *	72,480	973,658
Pharma Mar S.A.	22,348	1,368,522
Prosegur Cash S.A.	604,135	460,067
Prosegur Cia de Seguridad S.A.	371,982	895,785
Sacyr S.A.	618,434	1,454,546
Solaria Energia y Medio Ambiente S.A. *	98,441	1,837,104
Tecnicas Reunidas S.A. *(a)	50,529	415,725
Unicaja Banco S.A.	1,967,445	1,852,947
Viscofan S.A.	62,791	3,900,137
Zardoya Otis S.A.	290,139	2,290,966
		59,538,071

Sweden 5.4%
AAK AB	285,016	5,222,767
AddLife AB	177,294	4,080,042
AddTech AB, B Shares	305,318	5,078,821
AFRY AB	157,034	3,018,157
Arjo AB, B Shares	365,622	3,164,938
Atrium Ljungberg AB, B Shares	74,496	1,569,924
Attendo AB *	175,250	599,752
Avanza Bank Holding AB	200,359	5,716,840
Axfood AB	173,413	4,571,333
Betsson AB, B Shares *	198,591	1,187,775
BHG Group AB *	131,994	1,188,732
Bilia AB, A Shares	130,757	1,715,128
BillerudKorsnas AB	285,823	4,044,379
Biotage AB	107,914	1,957,458
Bonava AB, B Shares	139,553	1,003,228
Boozt AB *	101,174	1,670,118
Bravida Holding AB	322,781	3,956,873
SECURITY	NUMBER OF SHARES	VALUE ($)
Bure Equity AB	88,833	2,863,152
Camurus AB *	33,280	535,967
Catena AB	44,825	2,336,664
CELLINK AB *	47,525	885,725
Cint Group AB *	188,542	1,797,883
Clas Ohlson AB, B Shares	65,794	742,415
Cloetta AB, B Shares	356,934	901,581
Collector AB *	120,251	403,886
Concentric AB	60,124	1,366,426
Corem Property Group AB, B Shares	1,105,403	2,775,747
Dios Fastigheter AB	134,095	1,398,036
Dometic Group AB	517,789	5,049,406
Electrolux Professional AB, B Shares *	378,058	2,205,091
Fabege AB	417,683	6,284,142
Fagerhult AB	114,909	686,664
Granges AB	169,784	1,833,081
Hansa Biopharma AB *	75,631	504,196
Hemnet Group AB *	49,222	767,154
Hexpol AB	397,477	4,127,137
HMS Networks AB	46,418	1,989,371
Hufvudstaden AB, A Shares	175,531	2,347,059
Instalco AB	380,875	2,923,692
Intrum AB	128,948	3,326,782
Investment AB Oresund	48,821	653,830
INVISIO AB	53,861	800,650
JM AB	113,073	3,535,403
Karo Pharma AB *	125,154	782,362
Lindab International AB	110,846	2,677,723
Loomis AB	124,293	3,517,478
Medicover AB, B Shares	92,875	2,253,435
Mekonomen AB *	68,237	848,064
MIPS AB	35,766	2,821,278
Modern Times Group MTG AB, B Shares *	175,456	2,277,273
Munters Group AB	178,901	1,220,701
Mycronic AB	112,474	2,166,491
NCC AB, B Shares	151,886	2,145,155
Nobia AB	189,832	840,730
Nolato AB, B Shares	285,606	2,717,406
Nordic Entertainment Group AB, B Shares *	122,802	4,213,016
Nordnet AB publ	275,287	4,773,232
Nyfosa AB	292,640	4,148,591
Pandox AB *	145,899	2,147,165
Peab AB, B Shares	321,024	3,132,622
Platzer Fastigheter Holding AB, B Shares	89,974	1,029,560
Ratos AB, B Shares	323,276	1,736,570
Resurs Holding AB	230,646	669,099
Samhallsbyggnadsbolaget i Norden AB	1,762,136	8,250,386
Samhallsbyggnadsbolaget i Norden AB, Class D	130,205	394,552
SAS AB *(a)	5,838,100	591,591
Scandic Hotels Group AB *(a)	219,149	981,483
Sectra AB, B Shares *	207,448	3,329,912
SkiStar AB	65,893	985,791
SSAB AB, A Shares *	394,440	2,505,840
SSAB AB, B Shares *	1,057,725	5,807,390
Systemair AB	122,447	1,026,857
Thule Group AB	170,503	6,781,677
Troax Group AB	55,072	1,470,423
Vitec Software Group AB, B Shares	38,569	1,638,678
Vitrolife AB	111,574	3,745,062
VNV Global AB *	137,575	967,873
Wallenstam AB, B Shares	273,455	4,038,866

56
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Wihlborgs Fastigheter AB	213,512	4,248,432
		195,670,169

Switzerland 4.1%
Allreal Holding AG	24,134	5,234,799
ALSO Holding AG *	4,333	1,166,550
APG SGA S.A. *	1,587	334,196
Arbonia AG	71,650	1,589,272
Aryzta AG *	1,533,277	1,748,115
Ascom Holding AG *	54,379	617,613
Autoneum Holding AG *	5,284	880,619
Bachem Holding AG, Class B	10,144	6,036,976
Basilea Pharmaceutica AG *	19,090	793,188
Belimo Holding AG	14,935	7,944,062
Bell Food Group AG	3,147	941,579
Bobst Group S.A. *	12,885	1,174,109
Bossard Holding AG, Class A	4,154	1,161,372
Bucher Industries AG	10,362	4,605,835
Burckhardt Compression Holding AG	4,975	2,451,033
Bystronic AG	2,126	2,479,503
Cembra Money Bank AG	47,648	3,292,695
Comet Holding AG	11,936	3,629,783
COSMO Pharmaceuticals N.V. *	15,738	1,046,398
Daetwyler Holding AG	11,863	4,092,473
dormakaba Holding AG	4,881	2,702,652
Dottikon Es Holding AG *(a)	7,264	1,773,542
Dufry AG *	102,588	4,842,865
EFG International AG *	127,454	972,454
Emmi AG	3,148	3,674,868
Forbo Holding AG	1,627	2,794,868
Galenica AG	78,241	5,526,205
Hiag Immobilien Holding AG	5,012	516,797
Huber & Suhner AG	28,483	2,747,556
Idorsia Ltd. *	196,397	3,968,827
Implenia AG *	26,299	661,022
Inficon Holding AG	3,093	3,647,748
Interroll Holding AG	882	3,278,239
Intershop Holding AG	1,771	1,185,235
Kardex Holding AG	9,375	2,452,450
Komax Holding AG *	5,784	1,528,194
Landis & Gyr Group AG *	40,011	2,614,485
LEM Holding S.A.	744	1,771,911
Leonteq AG	17,221	1,180,665
Medacta Group S.A. *	10,193	1,299,887
Meyer Burger Technology AG *	4,287,655	1,634,772
Mobimo Holding AG *	10,518	3,531,031
Montana Aerospace AG *	27,600	737,043
PolyPeptide Group AG *	23,812	2,110,105
Rieter Holding AG *	4,819	858,275
Schweiter Technologies AG	1,487	1,925,507
Sensirion Holding AG *	16,934	1,926,982
SFS Group AG	27,759	4,072,550
Siegfried Holding AG *	6,868	5,187,775
Softwareone Holding AG *	169,881	3,081,170
St. Galler Kantonalbank AG	4,475	2,194,942
Stadler Rail AG (a)	86,243	3,327,704
Swiss Steel Holding AG *	1,274,524	413,288
Swissquote Group Holding S.A.	14,045	2,452,459
u-blox Holding AG *	10,759	762,846
Valiant Holding AG	25,606	2,665,402
Valora Holding AG *	6,218	1,232,146
Vetropack Holding AG	20,653	1,053,529
Vontobel Holding AG	44,337	3,513,325
VP Bank AG	4,122	440,303
VZ Holding AG	22,148	1,994,032
Ypsomed Holding AG	5,202	914,014
Zehnder Group AG	15,816	1,367,060
SECURITY	NUMBER OF SHARES	VALUE ($)
Zur Rose Group AG *	12,255	2,145,243
		149,902,143

United Kingdom 13.2%
888 Holdings plc	443,992	1,442,850
AG Barr plc	135,127	937,356
Airtel Africa plc	1,630,675	3,109,090
AJ Bell plc	457,813	1,898,097
Alfa Financial Software Holdings plc	160,249	344,023
Alphawave IP Group plc *	336,740	844,905
AO World plc *	478,667	613,029
Ascential plc *	687,733	3,024,827
Assura plc	4,459,127	3,694,525
Aston Martin Lagonda Global Holdings plc *	111,994	1,537,242
Auction Technology Group plc *	130,101	1,672,314
Avon Rubber plc	47,444	794,452
Babcock International Group plc *	412,011	1,829,821
Bakkavor Group plc	243,419	412,832
Balfour Beatty plc	1,038,322	3,340,820
Bank of Georgia Group plc	61,542	1,088,326
Beazley plc	969,896	5,863,922
Biffa plc	364,908	1,591,250
Big Yellow Group plc	272,691	5,177,249
Bodycote plc	301,075	3,011,578
Brewin Dolphin Holdings plc	458,643	1,818,461
Bridgepoint Group plc *	415,588	1,887,528
Britvic plc	441,767	5,044,227
Bytes Technology Group plc	328,294	2,028,010
C&C Group plc *	635,227	1,796,683
Capita plc *	2,671,883	1,003,800
Capital & Counties Properties plc	1,195,993	2,665,447
Capricorn Energy plc *(a)	784,782	2,339,725
Carnival plc *	253,773	4,796,965
Centamin plc	1,763,009	2,346,594
Chemring Group plc	468,522	1,945,640
Cineworld Group plc *(a)	1,683,974	906,275
Clarkson plc	40,601	1,803,169
Close Brothers Group plc	245,825	3,862,378
CLS Holdings plc	257,601	703,370
CMC Markets plc	166,592	521,931
Coats Group plc	2,375,898	1,954,160
Computacenter plc	127,468	4,665,706
ContourGlobal plc	285,223	721,769
Countryside Properties plc *	816,089	3,330,953
Cranswick plc	84,727	3,997,077
Crest Nicholson Holdings plc	405,169	1,677,660
Currys plc	1,647,488	2,075,676
Darktrace plc *	337,527	2,003,528
Devro plc	273,298	744,396
Diploma plc	196,660	7,055,848
Domino's Pizza Group plc	738,265	3,615,571
Drax Group plc	643,161	6,092,509
Dunelm Group plc	181,269	2,916,181
Elementis plc *	947,732	1,640,390
Endeavour Mining plc	299,541	7,997,995
Energean plc *	196,081	2,730,893
Essentra plc	482,560	1,978,037
Euromoney Institutional Investor plc	172,550	2,099,878
FDM Group Holdings plc	134,860	1,545,300
Ferrexpo plc	477,524	1,082,814
Finablr plc *(b)	225,475	0
Firstgroup plc *	1,182,328	1,589,562
Frasers Group plc *	293,298	2,504,836
Funding Circle Holdings plc *	249,663	247,554
Future plc	183,266	6,531,031
Games Workshop Group plc	52,903	5,305,952

57
Schwab International Equity ETFs  |  Semiannual Report
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Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Genuit Group plc	373,147	2,558,425
Genus plc	106,139	4,671,116
Grafton Group plc	353,703	5,144,460
Grainger plc	1,192,197	4,507,760
Great Portland Estates plc	422,082	3,853,867
Greencore Group plc *	855,426	1,533,419
Greggs plc	161,098	5,565,948
Halfords Group plc	324,435	1,210,164
Hammerson plc (a)	6,924,608	3,438,635
Harbour Energy plc *	756,047	4,039,446
Hays plc	2,550,845	4,644,465
Helical plc	160,341	906,805
Helios Towers plc *	1,231,530	2,405,903
Hill & Smith Holdings plc	133,889	2,533,004
Hilton Food Group plc	104,820	1,510,498
Hochschild Mining plc	526,051	819,468
Hunting plc	228,934	718,783
Ibstock plc	606,811	1,453,327
IG Group Holdings plc	588,308	6,168,869
Inchcape plc	621,443	6,228,647
Indivior plc *	999,923	3,767,346
IntegraFin Holdings plc	482,963	2,800,725
Investec plc	1,072,557	5,875,862
IP Group plc	1,621,770	2,041,098
IWG plc *	1,188,401	4,466,300
J.D. Wetherspoon plc *	139,011	1,633,898
John Wood Group plc *	1,097,882	2,657,443
Jupiter Fund Management plc	708,829	1,997,251
Just Group plc *	1,681,558	1,896,363
Kainos Group plc	89,828	1,816,338
Keller Group plc	117,794	1,242,274
Lancashire Holdings Ltd.	398,568	2,523,087
Liontrust Asset Management plc	93,531	1,899,998
LondonMetric Property plc	1,451,874	5,064,937
Man Group plc	2,285,165	5,917,614
Marks & Spencer Group plc *	3,172,169	7,439,942
Marshalls plc	325,337	2,789,370
Marston's plc *	1,021,061	1,067,922
Mediclinic International plc *	628,052	2,772,447
Micro Focus International plc	539,853	2,788,740
Mitchells & Butlers plc *	416,696	1,329,545
Mitie Group plc	2,250,455	1,690,948
Moneysupermarket.com Group plc	862,800	2,419,514
Moonpig Group plc *	418,367	1,495,421
Morgan Advanced Materials plc	447,729	1,826,252
Morgan Sindall Group plc	67,148	2,090,224
National Express Group plc *	884,195	2,833,050
NCC Group plc	463,602	1,166,944
Network International Holdings plc *	760,839	2,283,655
Ninety One plc	540,958	1,807,318
OSB Group plc	616,339	4,139,001
Oxford Biomedica plc *	102,722	1,030,948
Oxford Instruments plc	86,050	3,076,946
Pagegroup plc	510,102	3,928,626
Paragon Banking Group plc	410,521	2,784,379
Petrofac Ltd. *	540,564	773,897
Petropavlovsk plc *	4,582,186	491,852
Pets at Home Group plc	767,878	3,758,537
Playtech plc *	491,584	4,399,419
Plus500 Ltd.	159,111	2,979,215
Premier Foods plc	1,164,418	1,715,470
Primary Health Properties plc	2,145,059	3,896,994
Provident Financial plc *	412,844	1,606,408
PureTech Health plc *	261,554	782,597
PZ Cussons plc	309,622	874,492
QinetiQ Group plc	903,399	3,544,286
Rank Group plc *	343,766	737,075
Rathbone Brothers plc	98,117	2,180,100
SECURITY	NUMBER OF SHARES	VALUE ($)
Redde Northgate plc	390,724	1,984,302
Redrow plc	382,606	2,963,124
Rhi Magnesita N.V.	45,825	1,710,533
Rotork plc	1,381,518	5,720,372
S4 Capital plc *	872,433	5,490,055
Safestore Holdings plc	335,561	5,731,545
Sanne Group plc	250,750	3,071,733
Savills plc	214,375	3,661,629
Senior plc *	687,418	1,294,048
Serco Group plc	1,943,472	3,468,181
Shaftesbury plc	449,478	3,555,200
SIG plc *	1,177,791	617,266
Sirius Real Estate Ltd.	1,549,605	2,611,454
Softcat plc	199,013	4,160,262
Spectris plc	184,057	6,929,658
Spire Healthcare Group plc *	456,679	1,424,642
Spirent Communications plc	967,914	3,155,839
SSP Group plc *	1,277,622	4,784,472
Stagecoach Group plc *	693,616	800,367
Synthomer plc	585,513	2,253,136
TBC Bank Group plc	58,811	948,495
Telecom Plus plc	101,941	1,983,301
The Go-Ahead Group plc *	69,934	623,996
The Restaurant Group plc *	1,210,521	1,591,733
The Unite Group plc	515,816	7,391,590
TI Fluid Systems plc	512,292	1,508,773
TP ICAP Group plc	1,292,161	2,078,776
Trainline plc *	766,058	2,092,720
Tritax Big Box REIT plc	3,031,569	9,575,153
Trustpilot Group plc *	532,888	1,064,639
Tullow Oil plc *	2,309,755	1,665,464
Ultra Electronics Holdings plc	113,173	4,874,383
Vesuvius plc	346,473	1,840,926
Victrex plc	134,742	3,521,792
Virgin Money UK plc	2,008,580	5,018,115
Vistry Group plc	354,453	4,765,387
Vivo Energy plc	638,550	1,156,646
Watches of Switzerland Group plc *	379,358	6,169,126
WH Smith plc *	202,072	4,407,222
Wickes Group plc	415,472	1,006,772
Wizz Air Holdings plc *	56,505	2,580,764
Workspace Group plc	213,283	2,213,545
XP Power Ltd.	23,947	1,394,481
		476,680,681
Total Common Stocks (Cost $3,218,633,675)		3,599,706,851

PREFERRED STOCKS 0.2% OF NET ASSETS

Germany 0.2%
Draegerwerk AG & Co. KGaA	14,281	817,260
Jungheinrich AG	79,728	2,917,556
Schaeffler AG	124,722	841,928
Sixt SE	26,054	2,127,483
		6,704,227

Italy 0.0%
Danieli & C Officine Meccaniche S.p.A. - RSP	61,310	970,974

Republic of Korea 0.0%
Daishin Securities Co., Ltd.	36,757	457,036

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Schwab International Equity ETFs  |  Semiannual Report
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Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sweden 0.0%
Corem Property Group AB	16,661	554,296
Total Preferred Stocks (Cost $8,057,979)		8,686,533

RIGHTS 0.0% OF NET ASSETS

Australia 0.0%
Integral Diagnostics Ltd.
expires 03/14/22, strike AUD 3.44 *(b)	30,269	1,757

Italy 0.0%
Banca Popolare di Sondrio Scarl
expires 03/07/22, strike EUR 3.75 *(b)	623,940	4

Republic of Korea 0.0%
Taihan Electric Wire Co., Ltd.
expires 03/10/22, strike KRW 1,260.00 *(b)	171,603	43,531
Total Rights (Cost $0)		45,292

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild S.p.A.
expires 08/02/30 *(a)(b)	44,499	84,268

Singapore 0.0%
Ezion Holdings Ltd.
expires 04/16/23 *(b)	802,298	0
Total Warrants (Cost $0)		84,268

INVESTMENT COMPANIES 0.1% OF NET ASSETS

United Kingdom 0.1%
Picton Property Income Ltd.	880,119	1,162,006
UK Commercial Property REIT Ltd.	1,173,564	1,198,293
BMO Commercial Property Trust Ltd.	788,903	1,151,660
		3,511,959
Total Investment Companies (Cost $3,305,237)		3,511,959
SECURITY	NUMBEROF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.8% OF NET ASSETS

Money Market Funds 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	2,461,678	2,461,678
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)(d)	61,712,342	61,712,342
		64,174,020
Total Short-Term Investments (Cost $64,174,020)		64,174,020
Total Investments in Securities (Cost $3,294,170,911)		3,676,208,923

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/18/22	109	11,770,910	(343,609)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $57,595,555.
(b)	Fair valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
AUD —	Australian Dollar
EUR —	Euro
KRW —	South Korean Won

59
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,894,168,805	$—	$—	$1,894,168,805
Australia	258,927,936	—	1,207,659*	260,135,595
Hong Kong	46,323,071	—	10,772*	46,333,843
Japan	616,413,635	—	845,902	617,259,537
Republic of Korea	207,797,901	—	1,901,806	209,699,707
Singapore	35,890,612	—	0*	35,890,612
Spain	59,538,071	—	0*	59,538,071
United Kingdom	476,680,681	—	0*	476,680,681
Preferred Stocks[1]	8,686,533	—	—	8,686,533
Rights [1]
Australia	—	—	1,757	1,757
Italy	—	—	4	4
Republic of Korea	—	—	43,531	43,531
Warrants [1]
Italy	—	—	84,268	84,268
Singapore	—	—	0*	0
Investment Companies[1]	3,511,959	—	—	3,511,959
Short-Term Investments[1]	64,174,020	—	—	64,174,020
Liabilities
Futures Contracts[2]	(343,609)	—	—	(343,609)
Total	$3,671,769,615	$—	$4,095,699	$3,675,865,314

*	Level 3 amount shown includes securities determined to have no value at February 28, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
60
Schwab International Equity ETFs  |  Semiannual Report
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Schwab International Small-Cap Equity ETF
Statement of Assets and Liabilities

As of February 28, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $3,294,170,911) including securities on loan of $57,595,555		$3,676,208,923
Foreign currency, at value (cost $1,385,008)		1,383,665
Deposit with broker for futures contracts		890,673
Receivables:
Dividends		5,792,251
Foreign tax reclaims		1,768,196
Investments sold		1,392,454
Income from securities on loan	+	182,279
Total assets		3,687,618,441
Liabilities
Collateral held for securities on loan		61,712,342
Payables:
Investments bought		1,169,145
Management fees		298,846
Variation margin on futures contracts		211,828
Foreign capital gains tax	+	177,326
Total liabilities		63,569,487
Net assets		$3,624,048,954
Net Assets by Source
Capital received from investors		$3,420,892,256
Total distributable earnings	+	203,156,698
Net assets		$3,624,048,954

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,624,048,954		96,100,000		$37.71

61
Schwab International Equity ETFs  |  Semiannual Report
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Schwab International Small-Cap Equity ETF
Statement of Operations

For the period September 1, 2021 through February 28, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $3,714,483)		$31,726,714
Securities on loan, net	+	1,171,507
Total investment income		32,898,221
Expenses
Management fees		2,055,700
Professional fees	+	9,576*
Total expenses		2,065,276
Expense reduction by investment adviser	–	9,576*
Net expenses	–	2,055,700
Net investment income		30,842,521
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated (net of foreign capital gains tax paid of $1,791)		21,037,439
Net realized gains on sales of in-kind redemptions - unaffiliated		56,497,149
Net realized losses on futures contracts		(732,721)
Net realized losses on foreign currency transactions	+	(207,976)
Net realized gains		76,593,891
Net change in unrealized appreciation (depreciation) on securities - unaffiliated (net of change in foreign capital gains tax of ($63,787))		(522,557,372)
Net change in unrealized appreciation (depreciation) on futures contracts		(368,185)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(63,706)
Net change in unrealized appreciation (depreciation)	+	(522,989,263)
Net realized and unrealized losses		(446,395,372)
Decrease in net assets resulting from operations		($415,552,851)

*	Professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2 (d) and 4 for additional information.
62
Schwab International Equity ETFs  |  Semiannual Report
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Schwab International Small-Cap Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/21-2/28/22		9/1/20-8/31/21
Net investment income		$30,842,521	$59,652,040
Net realized gains		76,593,891	84,777,800
Net change in unrealized appreciation (depreciation)	+	(522,989,263)	736,532,643
Increase (decrease) in net assets resulting from operations		($415,552,851)	$880,962,483
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($93,611,110)	($66,927,200)

TRANSACTIONS IN FUND SHARES
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,500,000	$388,114,524	12,900,000	$508,015,311
Shares redeemed	+	(2,100,000)	(87,247,538)	(2,400,000)	(85,575,957)
Net transactions in fund shares		7,400,000	$300,866,986	10,500,000	$422,439,354
SHARES OUTSTANDING AND NET ASSETS
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		88,700,000	$3,832,345,929	78,200,000	$2,595,871,292
Total increase (decrease)	+	7,400,000	(208,296,975)	10,500,000	1,236,474,637
End of period		96,100,000	$3,624,048,954	88,700,000	$3,832,345,929
63
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	9/1/21– 2/28/22*	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17
Per-Share Data
Net asset value at beginning of period	$31.64	$27.11	$24.82	$25.89	$26.99	$22.56
Income (loss) from investment operations:
Net investment income (loss)[1]	0.29	0.63	0.79	0.72	0.68	0.71
Net realized and unrealized gains (losses)	(2.88)	4.64	2.34	(1.00)	(1.13)	4.21
Total from investment operations	(2.59)	5.27	3.13	(0.28)	(0.45)	4.92
Less distributions:
Distributions from net investment income	(0.64)	(0.74)	(0.84)	(0.79)	(0.65)	(0.49)
Net asset value at end of period	$28.41	$31.64	$27.11	$24.82	$25.89	$26.99
Total return	(8.26%) [2]	19.53%	12.76%	(0.97%)	(1.79%)	22.40%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.11% [3]	0.11%	0.12% [4]	0.13%	0.13%	0.13% [5]
Net investment income (loss)	1.94% [3]	2.04%	3.16%	2.85%	2.48%	2.96%
Portfolio turnover rate[6]	7% [2]	15%	15%	13%	18%	7%
Net assets, end of period (x 1,000)	$9,063,385	$9,505,142	$7,195,522	$5,804,446	$4,900,591	$4,248,821

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective February 25, 2020, the annual operating expense ratio was reduced to 0.11%. The ratio presented for the period ended 8/31/20 is a blended ratio.
[5]	Effective October 7, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
64
Schwab International Equity ETFs  |  Semiannual Report
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Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 97.9% OF NET ASSETS

Brazil 4.7%
Aliansce Sonae Shopping Centers S.A.	166,063	716,575
Ambev S.A.	5,838,807	17,227,297
Americanas S.A.	909,532	5,384,771
Armac Locacao Logistica E Servicos S.A.	93,609	279,281
Atacadao S.A.	300,115	1,109,768
B3 S.A. - Brasil Bolsa Balcao	8,134,674	23,022,215
Banco Bradesco S.A.	1,880,516	6,227,382
Banco BTG Pactual S.A.	1,288,007	6,422,909
Banco do Brasil S.A.	1,147,396	7,842,035
Banco Inter S.A.	581,619	764,323
Banco Santander Brasil S.A.	474,009	2,846,796
BB Seguridade Participacoes S.A.	902,294	4,035,339
BR Malls Participacoes S.A. *	1,171,011	2,138,947
BRF S.A. *	1,402,991	4,550,727
Caixa Seguridade Participacoes S.A.	605,369	977,671
CCR S.A.	1,526,110	3,483,715
Centrais Eletricas Brasileiras S.A.	836,425	5,645,223
Cia Brasileira de Distribuicao	213,080	963,714
Cia de Locacao das Americas	476,696	2,339,203
Cia de Saneamento Basico do Estado de Sao Paulo	441,680	3,550,278
Cia Energetica de Minas Gerais	155,584	514,315
Cia Paranaense de Energia	785,964	929,115
Cielo S.A.	1,665,939	831,078
Cogna Educacao *	2,610,155	1,145,049
Companhia Siderurgica Nacional S.A.	871,122	4,244,261
Cosan S.A.	1,611,878	6,604,955
CPFL Energia S.A.	262,217	1,540,207
CSN Mineracao S.A.	751,735	904,703
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	366,853	1,080,969
Dexco S.A.	443,022	1,184,155
EDP - Energias do Brasil S.A.	341,368	1,372,973
Embraer S.A. *	975,705	3,333,348
Energisa S.A.	329,397	2,819,091
Eneva S.A. *	1,310,001	3,425,221
Engie Brasil Energia S.A.	223,020	1,725,995
Equatorial Energia S.A.	1,359,615	6,748,327
Ez Tec Empreendimentos e Participacoes S.A.	150,395	512,926
Fleury S.A.	308,257	1,074,654
Getnet Adquirencia e Servicos para Meios de Pagamento S.A.	119,985	75,927
GPS Participacoes e Empreendimentos S.A.	567,117	1,671,067
Grendene S.A.	468,744	765,211
Grupo Mateus S.A. *	499,367	577,717
Guararapes Confeccoes S.A.	115,356	273,628
Hapvida Participacoes e Investimentos S.A.	5,355,125	12,608,977
Hypera S.A.	547,179	3,558,145
IRB Brasil Resseguros S.A. *	1,500,002	890,969
SECURITY	NUMBER OF SHARES	VALUE ($)
Itau Unibanco Holding S.A.	588,100	2,492,036
JBS S.A.	1,210,657	8,434,202
Klabin S.A.	1,091,247	4,914,287
Localiza Rent a Car S.A.	804,672	8,984,361
Locaweb Servicos de Internet S.A. *	596,576	1,156,860
Lojas Renner S.A.	1,299,689	6,387,819
M Dias Branco S.A.	176,061	781,590
Magazine Luiza S.A.	3,927,406	4,581,732
Marfrig Alimentos S.A.	490,129	2,109,238
Multiplan Empreendimentos Imobiliarios S.A.	368,641	1,580,698
Natura & Co. Holding S.A. *	1,269,446	5,704,462
Neoenergia S.A.	331,768	1,036,191
Odontoprev S.A.	375,645	837,813
Petro Rio S.A. *	907,844	4,550,058
Petroleo Brasileiro S.A.	4,907,635	34,646,949
Porto Seguro S.A.	234,329	954,291
Qualicorp Consultoria e Corretora de Seguros S.A.	224,530	560,486
Raia Drogasil S.A.	1,439,376	6,526,743
Rede D'Or Sao Luiz S.A.	640,318	6,338,921
Rumo S.A. *	1,680,182	5,055,190
Sao Martinho S.A.	210,143	1,632,864
Sendas Distribuidora S.A.	1,016,758	2,656,514
SIMPAR S.A.	347,328	711,282
Smartfit Escola de Ginastica e Danca S.A. *	162,771	584,518
Sul America S.A.	547,734	3,742,500
Suzano S.A.	973,285	10,404,101
Telefonica Brasil S.A.	583,005	5,677,613
TIM S.A.	1,126,158	2,975,136
TOTVS S.A.	601,464	3,858,607
Transmissora Alianca de Energia Eletrica S.A.	298,957	2,288,152
Ultrapar Participacoes S.A.	1,192,891	3,429,298
Usinas Siderurgicas de Minas Gerais S.A.	291,676	772,828
Vale S.A.	5,497,448	98,473,223
Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	278,767	597,934
Via S.A. *	2,120,892	1,560,297
Vibra Energia S.A.	1,551,551	7,104,662
WEG S.A.	1,976,619	11,280,276
YDUQS Participacoes S.A.	408,444	1,684,771
		427,009,655

Chile 0.5%
Banco de Chile	58,334,715	6,222,468
Banco de Credito e Inversiones S.A.	67,133	2,413,257
Banco Santander Chile	84,006,955	4,143,272
CAP S.A.	104,707	1,217,436
Cencosud S.A.	1,765,665	3,265,636
Cencosud Shopping S.A.	706,949	763,163
Cia Cervecerias Unidas S.A.	184,383	1,469,891
Cia Sud Americana de Vapores S.A.	24,322,082	2,380,798
Colbun S.A.	10,203,708	747,176

65
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Empresa Nacional de Telecomunicaciones S.A.	190,399	711,481
Empresas CMPC S.A.	1,608,161	2,671,635
Empresas COPEC S.A.	650,058	5,070,911
Enel Americas S.A.	25,043,216	2,946,075
Enel Chile S.A.	34,513,319	1,137,706
Falabella S.A.	1,063,260	3,518,337
Itau CorpBanca Chile S.A. *	404,942,844	797,352
Parque Arauco S.A. *	877,477	880,116
Plaza S.A.	400,375	433,219
		40,789,929

China 34.7%
360 DigiTech, Inc.	175,095	3,283,031
360 Security Technology, Inc., A Shares *	198,900	329,714
3SBio, Inc. *	1,673,597	1,327,963
51job, Inc., ADR *	37,436	1,939,185
ADAMA Ltd.	86,500	114,602
Addsino Co. Ltd., A Shares	170,900	405,989
Advanced Micro-Fabrication Equipment, Inc. China *	60,112	1,220,150
AECC Aero-Engine Control Co., Ltd., A Shares	113,300	454,996
AECC Aviation Power Co., Ltd., A Shares	243,300	1,947,942
Agile Group Holdings Ltd. (a)	1,906,162	868,466
Agricultural Bank of China Ltd., A Shares	13,554,900	6,401,522
Agricultural Bank of China Ltd., H Shares	41,066,534	15,556,899
Aier Eye Hospital Group Co., Ltd., A Shares	501,189	2,880,050
Air China Ltd., A Shares *	704,600	1,103,241
Air China Ltd., H Shares *	1,832,000	1,406,760
Akeso, Inc. *	642,341	1,685,244
Alibaba Group Holding Ltd. *	19,052,967	254,081,826
Alibaba Health Information Technology Ltd. *	6,325,557	4,403,935
Alibaba Pictures Group Ltd. *	18,388,745	1,835,650
A-Living Smart City Services Co., Ltd.	437,367	784,761
All Winner Technology Co., Ltd., A Shares	26,200	232,271
Alpha Group *	173,100	145,393
Aluminum Corp. of China Ltd., A Shares *	1,574,000	1,616,406
Aluminum Corp. of China Ltd., H Shares *	4,731,432	3,275,919
An Hui Wenergy Co. Ltd.	224,900	160,388
Angang Steel Co., Ltd., H Shares	2,697,154	1,339,309
Angel Yeast Co., Ltd., A Shares	77,500	612,876
Angelalign Technology, Inc. *(a)	34,210	820,476
Anhui Anke Biotechnology Group Co., Ltd., A Shares	148,500	254,168
Anhui Conch Cement Co., Ltd., A Shares	453,200	2,894,447
Anhui Conch Cement Co., Ltd., H Shares	1,482,773	7,951,187
Anhui Expressway Co., Ltd., H Shares	775,403	739,311
Anhui Gujing Distillery Co., Ltd., A Shares	54,104	1,894,926
Anhui Kouzi Distillery Co., Ltd., A Shares	23,200	277,775
Anhui Zhongding Sealing Parts Co., Ltd., A Shares	113,200	366,151
Anjoy Foods Group Co., Ltd., A Shares	19,200	375,663
SECURITY	NUMBER OF SHARES	VALUE ($)
Anker Innovations Technology Co., Ltd.	13,500	191,610
ANTA Sports Products Ltd.	1,508,091	22,948,414
Asymchem Laboratories Tianjin Co., Ltd., A Shares	15,200	820,005
Autel Intelligent Technology Corp., Ltd.	13,819	115,173
Autobio Diagnostics Co., Ltd., A Shares	20,300	166,293
Autohome, Inc., ADR	84,321	2,579,379
Avary Holding Shenzhen Co., Ltd., A Shares	76,700	420,695
AVIC Electromechanical Systems Co., Ltd., A Shares	254,800	502,735
AVIC Industry-Finance Holdings Co., Ltd., A Shares	1,014,000	625,113
AviChina Industry & Technology Co., Ltd., H Shares	3,098,264	1,919,142
AVICOPTER plc, A Shares	57,300	531,137
BAIC Motor Corp., Ltd., H Shares	2,856,190	994,258
Baidu, Inc., ADR *	371,136	56,575,972
Bank of Beijing Co., Ltd., A Shares	2,021,600	1,444,915
Bank of Changsha Co., Ltd., A Shares	357,600	449,975
Bank of China Ltd., A Shares	8,618,800	4,234,276
Bank of China Ltd., H Shares	100,159,432	38,968,053
Bank of Communications Co., Ltd., A Shares	4,243,900	3,214,872
Bank of Communications Co., Ltd., H Shares	9,065,561	6,218,745
Bank of Guiyang Co. Ltd., A Shares	393,600	408,571
Bank of Hangzhou Co., Ltd., A Shares	590,500	1,340,089
Bank of Jiangsu Co., Ltd., A Shares	539,200	568,254
Bank of Nanjing Co., Ltd., A Shares	984,300	1,522,467
Bank of Ningbo Co., Ltd., A Shares	610,960	3,688,998
Bank of Qingdao Co., Ltd.	273,390	175,905
Bank of Shanghai Co., Ltd., A Shares	1,372,470	1,520,375
Bank of Suzhou Co., Ltd.	155,900	178,383
Bank of Zhengzhou Co., Ltd., A Shares *	684,770	334,246
Baoshan Iron & Steel Co., Ltd., A Shares	1,677,432	1,919,344
BBMG Corp., A Shares	1,919,000	875,867
Beijing Capital Development Co., Ltd.	247,000	212,553
Beijing Capital Eco-Environment Protection Group Co., Ltd., A Shares	668,300	366,453
Beijing Capital International Airport Co., Ltd., H Shares *	2,533,577	1,621,240
Beijing Dabeinong Technology Group Co., Ltd., A Shares	443,600	582,093
Beijing E-Hualu Information Technology Co., Ltd.	90,000	401,648
Beijing Enlight Media Co., Ltd., A Shares	270,800	404,698
Beijing Enterprises Holdings Ltd.	678,957	2,315,702
Beijing Enterprises Water Group Ltd.	7,392,040	2,913,790
Beijing Jetsen Technology Co., Ltd., A Shares *	298,000	272,025
Beijing Jingneng Clean Energy Co., Ltd., H Shares	2,168,709	660,574
Beijing Kingsoft Office Software, Inc.	43,385	1,466,014
Beijing New Building Materials plc, A Shares	175,300	829,550
Beijing Orient National Communication Science & Technology Co., Ltd., A Shares *	119,100	258,396
Beijing Originwater Technology Co., Ltd., A Shares	298,600	316,109
Beijing Roborock Technology Co., Ltd.	6,051	607,881

66
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Beijing Sanju Environmental Protection and New Material Co., Ltd., A Shares *	206,800	268,742
Beijing Shiji Information Technology Co., Ltd., A Shares	139,000	527,363
Beijing Shougang Co., Ltd., A Shares	506,000	481,141
Beijing Shunxin Agriculture Co., Ltd., A Shares	70,600	304,330
Beijing Sinnet Technology Co., Ltd., A Shares	153,300	363,450
Beijing SL Pharmaceutical Co., Ltd.	104,100	169,926
Beijing Tiantan Biological Products Corp., Ltd., A Shares	137,300	594,677
Beijing Ultrapower Software Co., Ltd. *	288,100	238,333
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., A Shares	18,820	751,010
Beijing Yanjing Brewery Co., Ltd., A Shares	351,300	423,119
Beijing Zhong Ke San Huan High-Tech Co., Ltd., A Shares	117,530	260,391
Beijing-Shanghai High Speed Railway Co., Ltd., A Shares	903,400	738,755
Betta Pharmaceuticals Co., Ltd., A Shares	13,700	130,812
BGI Genomics Co., Ltd., A Shares	15,600	211,255
Bilibili, Inc., ADR *	333,295	10,535,455
Blue Moon Group Holdings Ltd. (a)	1,175,591	917,760
Blue Sail Medical Co., Ltd., A Shares	77,400	168,293
Bluefocus Intelligent Communications Group Co., Ltd., A Shares	245,100	309,580
Bluestar Adisseo Co., A Shares	97,500	184,029
BOC International China Co., Ltd., A Shares	91,600	170,135
BOE Technology Group Co., Ltd., A Shares	3,602,800	2,683,544
BOE Technology Group Co., Ltd., B Shares	1,149,800	507,674
Bosideng International Holdings Ltd.	3,481,175	1,978,118
Boya Bio-pharmaceutical Group Co., Ltd., A Shares	40,600	223,332
Bright Dairy & Food Co., Ltd., A Shares	129,100	259,223
BTG Hotels Group Co., Ltd., A Shares *	102,500	410,975
BYD Co., Ltd., A Shares	168,700	6,673,141
BYD Co., Ltd., H Shares	1,111,486	33,769,760
BYD Electronic International Co., Ltd.	1,023,752	2,869,341
By-health Co., Ltd., A Shares	155,300	609,632
C&S Paper Co., Ltd., A Shares	119,000	276,472
Caitong Securities Co., Ltd.	99,200	147,464
Camel Group Co., Ltd., A Shares	112,600	250,004
CanSino Biologics, Inc., H Shares *	110,720	1,993,717
CECEP Solar Energy Co., Ltd.	330,400	525,184
CECEP Wind-Power Corp., A Shares	465,100	416,452
Central China Securities Co. Ltd., A Shares	650,100	492,469
CGN Power Co., Ltd., H Shares	15,942,104	4,509,010
Changchun High & New Technology Industry Group, Inc., A Shares	36,500	1,053,063
Changjiang Securities Co., Ltd., A Shares	504,600	551,781
Changzhou Xingyu Automotive Lighting Systems Co., Ltd., A Shares	26,400	645,482
Chaozhou Three-Circle Group Co., Ltd.	169,408	935,637
China Aoyuan Group Ltd.	1,804,650	300,248
China Baoan Group Co., Ltd., A Shares	261,200	569,590
China Cinda Asset Management Co., Ltd., H Shares	12,102,583	2,183,939
China CITIC Bank Corp., Ltd., H Shares	13,953,541	6,553,809
SECURITY	NUMBER OF SHARES	VALUE ($)
China Coal Energy Co., Ltd., A Shares	187,850	202,735
China Coal Energy Co., Ltd., H Shares	3,177,679	1,980,534
China Communications Services Corp., Ltd., H Shares	3,065,836	1,683,253
China Conch Venture Holdings Ltd.	2,209,773	10,633,562
China Construction Bank Corp., A Shares	1,265,700	1,209,536
China Construction Bank Corp., H Shares	124,645,707	93,479,893
China CSSC Holdings Ltd., A Shares	411,100	1,427,449
China East Education Holdings Ltd. *	600,852	349,113
China Eastern Airlines Corp., Ltd., A Shares *	911,200	779,791
China Eastern Airlines Corp., Ltd., H Shares *	2,186,850	848,018
China Everbright Bank Co., Ltd., A Shares	3,842,200	2,033,748
China Everbright Bank Co., Ltd., H Shares	4,247,007	1,576,247
China Everbright Environment Group Ltd.	4,950,517	3,547,986
China Everbright Ltd.	1,107,736	1,217,791
China Evergrande Group	2,915,381	596,978
China Feihe Ltd.	3,438,624	4,101,511
China Galaxy Securities Co., Ltd., H Shares	5,399,048	3,088,645
China Gas Holdings Ltd.	4,017,574	6,355,147
China Great Wall Securities Co., Ltd., A Shares	222,500	377,651
China Greatwall Technology Group Co., Ltd., A Shares	234,100	492,686
China Hongqiao Group Ltd.	2,896,796	4,026,160
China International Capital Corp., Ltd., A Shares	88,600	594,505
China International Capital Corp., Ltd., H Shares	2,040,126	4,960,824
China International Marine Containers Group Co., Ltd., H Shares	872,635	1,445,141
China Jinmao Holdings Group Ltd.	8,529,489	2,838,178
China Jushi Co., Ltd., A Shares	362,977	980,786
China Lesso Group Holdings Ltd.	1,235,179	1,893,782
China Life Insurance Co., Ltd., A Shares	489,400	2,232,160
China Life Insurance Co., Ltd., H Shares	10,011,104	16,604,670
China Literature Ltd. *	532,895	2,874,634
China Longyuan Power Group Corp., Ltd., H Shares	4,537,006	9,290,361
China Medical System Holdings Ltd.	1,681,280	2,982,267
China Meheco Co., Ltd.	98,600	172,042
China Meidong Auto Holdings Ltd.	600,508	2,816,670
China Mengniu Dairy Co., Ltd. *	4,117,806	26,745,160
China Merchants Bank Co., Ltd., A Shares	1,918,700	15,142,830
China Merchants Bank Co., Ltd., H Shares	5,093,898	42,896,258
China Merchants Port Group Co., Ltd.	40,900	113,885
China Merchants Port Holdings Co., Ltd.	1,915,497	3,603,646
China Merchants Securities Co., Ltd., A Shares	664,380	1,667,794
China Merchants Securities Co., Ltd., H Shares	1,604,238	2,022,313
China Merchants Shekou Industrial Zone Holdings Co., Ltd., A Shares	686,000	1,473,106

67
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
China Minsheng Banking Corp., Ltd., A Shares	3,860,300	2,392,040
China Minsheng Banking Corp., Ltd., H Shares	7,753,873	3,016,724
China Molybdenum Co., Ltd., A Shares	1,372,700	1,307,437
China Molybdenum Co., Ltd., H Shares	4,563,990	2,733,593
China National Accord Medicines Corp. Ltd.	139,945	348,354
China National Building Material Co., Ltd., H Shares	5,126,620	6,574,188
China National Chemical Engineering Co., Ltd., A Shares	560,500	924,692
China National Medicines Corp., Ltd., A Shares	67,700	298,695
China National Nuclear Power Co., Ltd., A Shares	1,475,400	1,730,263
China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd. *	158,700	133,298
China Northern Rare Earth Group High-Tech Co., Ltd., A Shares	332,000	2,589,179
China Oilfield Services Ltd., A Shares	365,629	995,484
China Oilfield Services Ltd., H Shares	2,179,412	2,465,670
China Overseas Land & Investment Ltd.	5,117,267	15,619,594
China Pacific Insurance Group Co., Ltd., A Shares	561,800	2,354,040
China Pacific Insurance Group Co., Ltd., H Shares	3,546,456	9,871,817
China Petroleum & Chemical Corp., A Shares	3,819,700	2,621,125
China Petroleum & Chemical Corp., H Shares	33,687,831	16,641,927
China Power International Development Ltd.	7,156,306	4,038,971
China Railway Group Ltd., A Shares	2,106,000	2,072,624
China Railway Group Ltd., H Shares	4,730,972	2,779,114
China Railway Signal & Communication Corp. Ltd., A Shares	837,534	643,746
China Railway Signal & Communication Corp., Ltd., H Shares	1,644,800	597,826
China Reinsurance Group Corp., H Shares	9,696,272	930,699
China Resources Beer Holdings Co., Ltd.	2,135,318	16,902,289
China Resources Cement Holdings Ltd.	2,866,439	2,450,544
China Resources Double Crane Pharmaceutical Co., Ltd.	108,140	211,481
China Resources Gas Group Ltd.	1,207,777	5,541,396
China Resources Land Ltd.	3,677,683	17,885,503
China Resources Mixc Lifestyle Services Ltd.	786,090	4,044,283
China Resources Pharmaceutical Group Ltd.	2,422,332	1,196,642
China Resources Power Holdings Co., Ltd.	2,512,293	5,581,659
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., A Shares	90,500	513,598
China Ruyi Holdings Ltd. *(a)	3,293,387	973,639
China Shenhua Energy Co., Ltd., A Shares	612,070	2,448,280
China Shenhua Energy Co., Ltd., H Shares	4,572,785	12,582,372
China South Publishing & Media Group Co., Ltd., A Shares	175,200	263,772
SECURITY	NUMBER OF SHARES	VALUE ($)
China Southern Airlines Co., Ltd., A Shares *	1,414,600	1,553,594
China Southern Airlines Co., Ltd., H Shares *	1,487,311	938,409
China State Construction Engineering Corp., Ltd., A Shares	3,859,200	3,113,047
China State Construction International Holdings Ltd.	2,421,506	3,402,759
China Taiping Insurance Holdings Co., Ltd.	2,011,332	2,375,903
China Tourism Group Duty Free Corp., Ltd., A Shares	183,900	5,901,704
China Tower Corp., Ltd., H Shares	62,984,042	7,335,255
China Traditional Chinese Medicine Holdings Co., Ltd.	3,462,445	1,971,906
China TransInfo Technology Co., Ltd., A Shares	116,200	255,787
China United Network Communications Ltd., A Shares	2,560,000	1,549,794
China Vanke Co., Ltd., A Shares	826,900	2,516,082
China Vanke Co., Ltd., H Shares	2,606,695	6,178,378
China West Construction Group Co., Ltd., A Shares	151,400	204,426
China World Trade Center Co., Ltd., A Shares	78,500	175,661
China Yangtze Power Co., Ltd., A Shares	1,425,800	5,237,725
China Zheshang Bank Co., Ltd., A Shares	762,100	414,264
Chinalin Securities Co., Ltd.	87,900	193,631
Chinese Universe Publishing and Media Group Co., Ltd., A Shares	118,500	218,408
Chongqing Brewery Co., Ltd., A Shares *	45,800	971,163
Chongqing Changan Automobile Co., Ltd., A Shares	603,465	1,237,534
Chongqing Changan Automobile Co., Ltd., B Shares	1,388,360	643,212
Chongqing Fuling Zhacai Group Co., Ltd., A Shares	85,200	474,203
Chongqing Rural Commercial Bank Co., Ltd., H Shares	3,785,794	1,395,381
Chongqing Water Group Co. Ltd.	257,300	249,145
Chongqing Zhifei Biological Products Co., Ltd., A Shares	116,700	2,390,963
CIFI Holdings Group Co., Ltd.	4,936,331	3,436,738
CITIC Guoan Information Industry Co., Ltd. *	368,800	147,286
CITIC Ltd.	6,458,507	7,529,979
Citic Pacific Special Steel Group Co., Ltd., A Shares	491,910	1,792,236
CITIC Securities Co., Ltd., A Shares	985,780	3,644,730
CITIC Securities Co., Ltd., H Shares	3,712,831	8,999,708
CMST Development Co., Ltd., A Shares	197,700	180,155
CNOOC Energy Technology & Services Ltd., A Shares	687,300	326,767
Contemporary Amperex Technology Co., Ltd., A Shares	219,500	18,553,490
COSCO Shipping Development Co., Ltd., A Shares	825,600	435,697
COSCO Shipping Development Co., Ltd., H Shares	4,568,462	847,776
COSCO Shipping Energy Transportation Co., Ltd., H Shares	2,719,302	1,294,624

68
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
COSCO Shipping Holdings Co., Ltd., A Shares *	1,051,821	2,920,428
COSCO Shipping Holdings Co., Ltd., H Shares *	4,411,020	8,863,024
COSCO Shipping Ports Ltd.	2,457,218	2,022,078
Country Garden Holdings Co., Ltd.	10,142,334	7,865,997
Country Garden Services Holdings Co., Ltd.	2,325,865	13,900,955
CRRC Corp., Ltd., A Shares	2,792,000	2,561,914
CRRC Corp., Ltd., H Shares	4,700,367	2,087,394
CSC Financial Co., Ltd., A Shares	63,800	259,851
CSC Financial Co., Ltd., H Shares	1,441,968	1,531,712
CSG Holding Co., Ltd.	498,200	194,467
CSG Holding Co., Ltd., A Shares	433,746	571,225
CSPC Pharmaceutical Group Ltd.	11,187,534	13,244,006
Daan Gene Co., Ltd., A Shares	140,160	412,484
Dada Nexus Ltd., ADR *	85,676	711,968
Dali Foods Group Co., Ltd.	2,667,141	1,402,914
DaShenLin Pharmaceutical Group Co., Ltd., A Shares	33,360	188,159
Datang International Power Generation Co., Ltd., H Shares	5,057,925	996,865
DHC Software Co., Ltd., A Shares	333,700	435,238
Dian Diagnostics Group Co., Ltd., A Shares	69,500	340,781
DiDi Global, Inc. *	419,792	1,721,147
Digital China Information Service Co., Ltd.	80,400	190,233
Do-Fluoride New Materials Co., Ltd., A Shares	59,800	425,992
Dong-E-E-Jiao Co., Ltd., A Shares	58,500	351,742
Dongfang Electric Corp., Ltd.	268,900	692,918
Dongfang Electric Corp., Ltd., H Shares	421,772	528,450
Dongfeng Motor Group Co., Ltd., H Shares	3,913,797	3,360,966
Dongguan Development Holdings Co., Ltd.	114,100	196,375
Dongxing Securities Co., Ltd., A Shares	284,900	464,599
Double Medical Technology, Inc.	4,300	31,306
East Group Co., Ltd., A Shares	188,800	282,751
East Money Information Co., Ltd., A Shares	974,916	4,131,419
Easyhome New Retail Group Co., Ltd., A Shares	230,300	179,203
Ecovacs Robotics Co., Ltd., A Shares	51,700	1,109,952
ENN Ecological Holdings Co., Ltd., A Shares	254,275	719,707
ENN Energy Holdings Ltd.	1,012,444	14,693,570
Eternal Asia Supply Chain Management Ltd., A Shares	239,100	204,239
Eve Energy Co., Ltd., A Shares	178,236	2,528,070
Everbright Securities Co., Ltd., A Shares	509,000	1,074,466
Evergrande Property Services Group Ltd. *	5,574,327	1,676,500
Fangda Carbon New Material Co., Ltd., A Shares	329,480	537,298
Far East Horizon Ltd.	2,999,208	2,556,372
FAW Jiefang Group Co., Ltd., A Shares	236,400	348,044
Fiberhome Telecommunication Technologies Co., Ltd., A Shares	98,800	269,312
Financial Street Holdings Co., Ltd., A Shares	274,900	245,275
First Capital Securities Co., Ltd., A Shares	445,300	448,829
SECURITY	NUMBER OF SHARES	VALUE ($)
Flat Glass Group Co., Ltd., A Shares	715,715	2,949,438
Focus Media Information Technology Co., Ltd., A Shares	1,379,300	1,672,210
Foshan Haitian Flavouring & Food Co., Ltd., A Shares	144,868	2,272,889
Fosun International Ltd.	2,971,138	3,220,694
Founder Securities Co., Ltd., A Shares	722,700	822,343
Foxconn Industrial Internet Co., Ltd., A Shares	413,000	731,095
Fujian Funeng Co., Ltd., A Shares	110,300	240,003
Fujian Longking Co., Ltd.	88,400	143,177
Fujian Sunner Development Co., Ltd., A Shares *	120,900	377,645
Full Truck Alliance Co., Ltd., ADR *	110,367	1,017,584
Fuyao Glass Industry Group Co., Ltd., A Shares	176,300	1,229,350
Fuyao Glass Industry Group Co., Ltd., H Shares	840,642	4,109,772
Gan & Lee Pharmaceuticals Co., Ltd., A Shares	20,000	185,642
Ganfeng Lithium Co., Ltd., A Shares	124,100	2,977,810
Ganfeng Lithium Co., Ltd., H Shares	200,600	3,375,981
G-bits Network Technology Xiamen Co., Ltd., A Shares	6,200	343,663
GCL System Integration Technology Co., Ltd., A Shares *	542,300	315,411
GD Power Development Co., Ltd., A Shares	1,689,000	754,830
GDS Holdings Ltd., ADR *	153,330	6,826,252
Geely Automobile Holdings Ltd.	7,056,635	13,022,854
GEM Co., Ltd., A Shares	414,800	628,445
Gemdale Corp., A Shares	416,200	838,336
Genscript Biotech Corp. *	1,280,405	5,055,287
GF Securities Co., Ltd., A Shares	550,500	1,623,582
GF Securities Co., Ltd., H Shares	2,047,019	3,070,384
Gigadevice Semiconductor Beijing, Inc., A Shares	57,784	1,403,941
Ginlong Technologies Co., Ltd.	20,400	817,940
Glarun Technology Co., Ltd., A Shares	112,900	303,631
GoerTek, Inc., A Shares	321,900	2,233,404
GOME Retail Holdings Ltd. *	15,548,152	1,154,118
Gongniu Group Co., Ltd., A Shares	20,700	486,598
Gotion High-tech Co., Ltd., A Shares *	123,800	845,215
Grandjoy Holdings Group Co., Ltd., A Shares *	757,000	472,675
Great Wall Motor Co., Ltd., A Shares	291,100	1,684,320
Great Wall Motor Co., Ltd., H Shares	4,188,529	8,716,163
Greattown Holdings Ltd.	227,600	129,490
Greenland Holdings Corp., Ltd., A Shares	676,240	462,973
Greentown China Holdings Ltd.	1,119,322	1,678,904
GRG Banking Equipment Co., Ltd., A Shares	247,500	464,406
GSX Techedu, Inc. *(a)	195,248	341,684
Guangdong Baolihua New Energy Stock Co., Ltd.	216,400	179,362
Guangdong Electric Power Development Co., Ltd., B Shares	1,975,414	576,416
Guangdong Golden Dragon Development, Inc., A Shares *	78,700	188,705
Guangdong Haid Group Co., Ltd., A Shares	152,200	1,589,055
Guangdong HEC Technology Holding Co., Ltd., A Shares *	282,500	389,053
Guangdong Investment Ltd.	3,973,939	5,340,154
Guangdong Kinlong Hardware Products Co., Ltd.	21,800	366,212

69
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Guangdong LY Intelligent Manufacturing Co., Ltd., A Shares *	731,500	694,403
Guangdong South New Media Co., Ltd.	16,200	118,047
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., A Shares	74,500	224,326
Guanghui Energy Co., Ltd., A Shares *	689,400	776,804
Guangshen Railway Co., Ltd., H Shares *	3,330,203	596,681
Guangxi Guiguan Electric Power Co., Ltd., A Shares	327,700	308,485
Guangxi Liugong Machinery Co., Ltd.	136,600	157,166
Guangxi Wuzhou Zhongheng Group Co., Ltd.	328,400	167,583
Guangzhou Automobile Group Co., Ltd., A Shares	367,060	744,009
Guangzhou Automobile Group Co., Ltd., H Shares	3,970,742	3,912,962
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., A Shares	168,000	793,141
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., H Shares	237,604	634,020
Guangzhou Haige Communications Group, Inc. Co., A Shares	203,400	321,056
Guangzhou Kingmed Diagnostics Group Co., Ltd., A Shares	45,900	612,485
Guangzhou R&F Properties Co., Ltd., H Shares	2,244,958	953,871
Guangzhou Shiyuan Electronic Technology Co., Ltd., A Shares	24,300	331,304
Guangzhou Tinci Materials Technology Co., Ltd., A Shares	82,390	1,386,528
Guangzhou Wondfo Biotech Co., Ltd., A Shares	41,770	306,225
Guangzhou Yuexiu Financial Holdings Group Co., Ltd., A Shares	207,495	292,992
Guangzhou Zhujiang Brewery Co., Ltd., A Shares	214,300	268,639
Guizhou Bailing Group Pharmaceutical Co., Ltd. *	120,200	122,486
Guizhou Panjiang Refined Coal Co., Ltd., A Shares	160,400	204,377
Guolian Securities Co., Ltd., A Shares	171,900	401,282
Guosen Securities Co., Ltd., A Shares	466,300	764,850
Guosheng Financial Holding, Inc., A Shares *	194,100	272,847
Guotai Junan Securities Co., Ltd., A Shares	607,400	1,606,578
Guotai Junan Securities Co., Ltd., H Shares	1,146,761	1,690,708
Guoyuan Securities Co., Ltd., A Shares	391,700	439,499
Haidilao International Holding Ltd.	1,378,847	3,162,258
Haier Smart Home Co., Ltd., A Shares	543,300	2,194,725
Haier Smart Home Co., Ltd., H Shares	3,056,903	10,660,840
Haitian International Holdings Ltd.	789,723	2,107,289
Haitong Securities Co., Ltd., A Shares	942,000	1,677,984
Haitong Securities Co., Ltd., H Shares	4,502,803	3,872,536
Hang Zhou Great Star Industrial Co., Ltd., A Shares *	106,000	335,975
Hangzhou Binjiang Real Estate Group Co., Ltd., A Shares	279,900	266,149
Hangzhou First Applied Material Co., Ltd., A Shares	48,940	920,165
SECURITY	NUMBER OF SHARES	VALUE ($)
Hangzhou Oxygen Plant Group Co., Ltd., A Shares	68,200	301,010
Hangzhou Robam Appliances Co., Ltd., A Shares	75,700	399,135
Hangzhou Shunwang Technology Co., Ltd., A Shares	66,000	152,292
Hangzhou Silan Microelectronics Co., Ltd.	127,300	1,149,735
Hangzhou Tigermed Consulting Co., Ltd., A Shares	64,700	1,043,608
Hangzhou Tigermed Consulting Co., Ltd., H Shares	188,051	2,105,848
Han's Laser Technology Industry Group Co., Ltd., A Shares	68,000	524,602
Hansoh Pharmaceutical Group Co., Ltd.	1,243,310	2,660,474
Harbin Boshi Automation Co., Ltd.	97,500	184,493
Health & Happiness H&H International Holdings Ltd.	230,827	357,450
Hefei Meiya Optoelectronic Technology, Inc., A Shares	64,700	369,846
Heilongjiang Agriculture Co., Ltd., A Shares	183,100	426,556
Hello Group, Inc., ADR	215,740	2,056,002
Henan Shuanghui Investment & Development Co., Ltd., A Shares	319,900	1,460,082
Hengan International Group Co., Ltd.	924,721	4,905,446
Hengdian Group DMEGC Magnetics Co., Ltd., A Shares	151,500	407,922
Hengli Petrochemical Co., Ltd., A Shares	320,200	1,263,039
Hengyi Petrochemical Co., Ltd.., A Shares	302,900	481,472
Hesteel Co., Ltd., A Shares	910,800	370,960
Hithink RoyalFlush Information Network Co., Ltd., A Shares	48,200	824,594
Holitech Technology Co., Ltd., A Shares *	335,400	197,732
Hongfa Technology Co., Ltd., A Shares	77,100	767,334
Hongta Securities Co., Ltd., A Shares	153,200	237,691
Hopson Development Holdings Ltd.	892,509	1,829,862
Hoshine Silicon Industry Co., Ltd., A Shares	49,500	1,172,781
Hua Hong Semiconductor Ltd. *	657,592	3,408,433
Huabao Flavours & Fragrances Co., Ltd.	22,800	113,783
Huadian Power International Corp., Ltd., H Shares	3,337,398	1,260,008
Huadong Medicine Co., Ltd., A Shares	161,700	970,969
Huafon Chemical Co., Ltd., A Shares	366,200	557,715
Huagong Tech Co., Ltd., A Shares	135,900	528,739
Huaibei Mining Holdings Co., Ltd., A Shares	172,300	366,172
Hualan Biological Engineering, Inc., A Shares	171,980	700,457
Huaneng Power International, Inc., A Shares	765,800	1,064,353
Huaneng Power International, Inc., H Shares	5,682,967	3,323,798
Huapont Life Sciences Co., Ltd., A Shares	176,300	175,741
Huatai Securities Co., Ltd., A Shares	612,600	1,537,810
Huatai Securities Co., Ltd., H Shares	2,212,298	3,618,410
Huaxi Securities Co., Ltd., A Shares	165,400	233,028
Huaxia Bank Co., Ltd., A Shares	1,463,100	1,305,428
Huaxin Cement Co., Ltd., B Shares	765,024	1,448,190

70
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Huayu Automotive Systems Co., Ltd., A Shares	277,600	1,115,679
Huazhu Group Ltd., ADR *	288,375	11,927,190
Hubei Biocause Pharmaceutical Co., Ltd., A Shares	363,100	186,441
Hubei Energy Group Co., Ltd., A Shares	574,000	424,815
Hubei Jumpcan Pharmaceutical Co., Ltd.	75,100	298,853
Huizhou Desay Sv Automotive Co., Ltd., A Shares	46,700	977,814
Humanwell Healthcare Group Co., Ltd., A Shares	151,600	448,313
Hunan Gold Corp., Ltd., A Shares *	110,600	222,427
Hunan Valin Steel Co., Ltd., A Shares	556,500	514,167
Hundsun Technologies, Inc., A Shares	142,842	1,182,578
Hygeia Healthcare Holdings Co., Ltd.	450,501	2,444,584
Hytera Communications Corp., Ltd.	160,100	133,966
Iflytek Co., Ltd., A Shares	226,100	1,755,410
I-Mab, ADR *	32,756	809,728
Imeik Technology Development Co., Ltd.	14,500	1,114,478
Industrial & Commercial Bank of China Ltd., A Shares	7,281,400	5,377,389
Industrial & Commercial Bank of China Ltd., H Shares	105,438,054	63,016,972
Industrial Bank Co., Ltd., A Shares	1,954,600	6,836,454
Industrial Securities Co., Ltd., A Shares	567,900	736,200
Ingenic Semiconductor Co., Ltd., A Shares	31,400	553,854
Inmyshow Digital Technology Group Co., Ltd., A Shares	122,400	178,654
Inner Mongolia BaoTou Steel Union Co., Ltd., A Shares *	3,646,200	1,548,624
Inner Mongolia Dian Tou Energy Corp., Ltd., A Shares	115,200	302,514
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A Shares	757,700	594,392
Inner Mongolia Yili Industrial Group Co., Ltd., A Shares	550,900	3,450,328
Innovent Biologics, Inc. *	1,745,927	7,809,379
Inspur Electronic Information Industry Co., Ltd., A Shares	82,228	429,123
Intco Medical Technology Co., Ltd., A Shares	44,375	360,274
iQIYI, Inc., ADR *	416,352	1,723,697
JA Solar Technology Co., Ltd., A Shares	146,000	2,197,173
Jafron Biomedical Co., Ltd., A Shares	68,050	493,389
Jason Furniture Hangzhou Co., Ltd., A Shares	57,700	643,753
JCET Group Co., Ltd., A Shares	159,900	709,287
JD Health International, Inc. *	985,366	7,301,623
JD Logistics, Inc. *	544,070	1,719,868
JD.com, Inc., A Shares *	2,072,524	74,055,659
Jiajiayue Group Co., Ltd.	59,700	122,333
Jiangling Motors Corp., Ltd.	33,100	81,727
Jiangsu Eastern Shenghong Co., Ltd., A Shares	295,200	890,746
Jiangsu Expressway Co., Ltd., A Shares	471,900	661,857
Jiangsu Expressway Co., Ltd., H Shares	1,256,994	1,344,878
Jiangsu Guoxin Corp., Ltd., A Shares	100,400	99,445
SECURITY	NUMBER OF SHARES	VALUE ($)
Jiangsu Hengli Hydraulic Co., Ltd., A Shares	110,784	1,175,961
Jiangsu Hengrui Medicine Co., Ltd., A Shares	618,044	3,925,706
Jiangsu King's Luck Brewery JSC Ltd., A Shares	113,200	935,559
Jiangsu Linyang Energy Co., Ltd., A Shares	188,800	310,278
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., A Shares	144,600	3,774,266
Jiangsu Yangnong Chemical Co., Ltd., A Shares	34,000	670,139
Jiangsu Yoke Technology Co., Ltd.	41,800	415,681
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., A Shares	93,500	434,753
Jiangsu Zhongnan Construction Group Co., Ltd., A Shares	463,043	293,530
Jiangsu Zhongtian Technology Co., Ltd., A Shares	338,400	1,003,402
Jiangxi Copper Co., Ltd., A Shares	326,900	1,148,035
Jiangxi Copper Co., Ltd., H Shares	1,346,245	2,418,992
Jiangxi Zhengbang Technology Co., Ltd., A Shares	400,000	436,767
Jiayuan International Group Ltd.	1,159,923	368,149
Jilin Aodong Pharmaceutical Group Co., Ltd., A Shares	105,100	269,329
Jinke Properties Group Co., Ltd., A Shares	506,604	361,287
Jinke Smart Services Group Co., Ltd.	418,771	1,859,728
Jinmao Property Services Co., Ltd. *(b)	128,844	129,113
Jinneng Holding Shanxi Electric Power Co., Ltd. *	259,900	166,814
Jinxin Fertility Group Ltd. *	2,003,549	2,330,811
JiuGui Liquor Co., Ltd., A Shares	31,000	839,555
Jiumaojiu International Holdings Ltd.	881,916	1,968,416
Jizhong Energy Resources Co., Ltd., A Shares	380,900	395,991
JL Mag Rare-Earth Co., Ltd.	33,700	209,303
Joincare Pharmaceutical Group Industry Co., Ltd., A Shares	224,300	436,159
Joinn Laboratories China Co., Ltd.	28,200	513,678
Joinn Laboratories China Co., Ltd., H Shares	72,462	603,719
Jointown Pharmaceutical Group Co., Ltd., A Shares	166,000	350,415
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd., A Shares	78,800	429,716
Joyoung Co., Ltd., A Shares	77,400	239,560
JOYY, Inc., ADR	72,921	3,375,513
Juewei Food Co., Ltd., A Shares	26,800	224,339
Kaishan Group Co., Ltd., A Shares	90,100	229,748
Kanzhun Ltd. *	74,231	2,397,661
KE Holdings, Inc., ADR *	310,478	6,026,378
Keboda Technology Co., Ltd.	9,200	98,371
Kingboard Holdings Ltd.	979,410	4,568,834
Kingboard Laminates Holdings Ltd.	1,441,498	2,390,905
KingClean Electric Co., Ltd., A Shares	11,200	43,682
Kingdee International Software Group Co., Ltd. *	3,407,540	8,364,362
Kingfa Sci & Tech Co., Ltd., A Shares	242,400	412,579
Kingsoft Cloud Holdings Ltd., ADR *	127,204	857,355
Kingsoft Corp., Ltd.	1,185,905	4,401,403
Kuaishou Technology *	2,082,351	23,865,074
Kuang-Chi Technologies Co., Ltd., A Shares *	214,000	688,124
Kunlun Energy Co., Ltd.	4,847,496	4,739,735

71
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kunlun Tech Co., Ltd., A Shares	112,200	312,417
Kweichow Moutai Co., Ltd., A Shares	118,200	33,538,079
KWG Group Holdings Ltd.	1,547,486	722,874
KWG Living Group Holdings Ltd.	1,133,504	468,564
Lakala Payment Co., Ltd.	27,600	117,311
Lao Feng Xiang Co., Ltd., A Shares	127,329	945,988
Laobaixing Pharmacy Chain JSC, A Shares	37,100	249,881
LB Group Co., Ltd., A Shares	215,000	901,228
Legend Holdings Corp., H Shares	729,891	1,025,660
Lens Technology Co., Ltd., A Shares	444,100	1,023,330
Lepu Medical Technology Beijing Co., Ltd., A Shares	165,400	562,779
Leyard Optoelectronic Co., Ltd., A Shares	216,500	288,895
Li Auto, Inc., ADR *	549,264	16,725,089
Li Ning Co., Ltd.	3,047,816	30,288,201
LianChuang Electronic Technology Co., Ltd., A Shares	97,600	288,160
Lianhe Chemical Technology Co., Ltd., A Shares	84,000	230,035
Liaoning Port Co., Ltd., A Shares	1,441,100	404,239
Liuzhou Iron & Steel Co., Ltd.	279,800	241,666
Livzon Pharmaceutical Group, Inc., A Shares	109,500	664,635
Livzon Pharmaceutical Group, Inc., H Shares	134,187	502,319
Logan Group Co., Ltd.	1,395,570	464,374
Longfor Group Holdings Ltd.	2,490,784	13,324,644
LONGi Green Energy Technology Co., Ltd., A Shares	498,120	6,131,376
Luenmei Quantum Co., Ltd., A Shares	125,600	161,429
Lufax Holding Ltd., ADR *	728,785	4,715,239
Luolai Lifestyle Technology Co., Ltd.	77,800	173,108
Luxi Chemical Group Co., Ltd., A Shares	234,100	620,309
Luxshare Precision Industry Co., Ltd., A Shares	661,117	4,550,287
Luye Pharma Group Ltd. *	2,217,424	893,928
Luzhou Laojiao Co., Ltd., A Shares	136,000	4,668,399
Maanshan Iron & Steel Co., Ltd., A Shares	1,227,700	811,333
Maccura Biotechnology Co., Ltd., A Shares	36,600	160,147
Mango Excellent Media Co., Ltd., A Shares	164,770	891,220
Maxscend Microelectronics Co., Ltd., A Shares	28,280	1,208,511
Meinian Onehealth Healthcare Holdings Co., Ltd., A Shares *	419,300	477,112
Meituan, B Shares *	5,209,181	114,801,050
Metallurgical Corp. of China Ltd., A Shares	1,431,200	923,135
Metallurgical Corp. of China Ltd., H Shares	4,277,928	1,297,553
Ming Yuan Cloud Group Holdings Ltd. *	753,455	1,479,197
MINISO Group Holding Ltd., ADR	96,239	840,166
Montage Technology Co., Ltd., A Shares	108,000	1,323,043
Montnets Cloud Technology Group Co., Ltd., A Shares *	79,200	184,507
Muyuan Foods Co., Ltd., A Shares	480,486	4,346,457
Nanjing Hanrui Cobalt Co., Ltd., A Shares	32,500	412,302
Nanjing Iron & Steel Co., Ltd., A Shares	534,000	320,739
SECURITY	NUMBER OF SHARES	VALUE ($)
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., A Shares	71,600	395,332
Nanjing Securities Co., Ltd., A Shares	383,800	538,293
NARI Technology Co., Ltd., A Shares	502,520	2,815,227
National Silicon Industry Group Co., Ltd. *	139,911	538,580
NAURA Technology Group Co., Ltd., A Shares	47,900	2,301,250
NavInfo Co., Ltd., A Shares *	214,000	580,276
NetEase, Inc.	2,012,585	39,279,626
New China Life Insurance Co., Ltd., A Shares	174,000	1,050,618
New China Life Insurance Co., Ltd., H Shares	1,357,424	3,882,722
New Hope Liuhe Co., Ltd., A Shares *	406,500	990,159
New Oriental Education & Technology Group, Inc., ADR *	1,810,914	2,734,480
Newland Digital Technology Co., Ltd., A Shares	108,600	304,114
Nine Dragons Paper Holdings Ltd.	2,137,008	2,043,008
Ninestar Corp., A Shares	71,900	568,591
Ningbo Joyson Electronic Corp., A Shares	130,600	374,621
Ningbo Sanxing Medical Electric Co., Ltd., A Shares	109,200	220,823
Ningbo Tuopu Group Co., Ltd., A Shares	83,600	797,313
Ningbo Zhoushan Port Co., Ltd., A Shares	874,200	580,491
Ningxia Baofeng Energy Group Co., Ltd., A Shares	265,500	736,331
NIO, Inc., ADR *	1,674,773	38,251,815
North Huajin Chemical Industries Co., Ltd., A Shares	154,000	175,965
North Industries Group Red Arrow Co., Ltd., A Shares *	74,900	268,144
Northeast Securities Co., Ltd., A Shares	200,000	261,490
NSFOCUS Technologies Group Co., Ltd., A Shares	72,900	164,169
Oceanwide Holdings Co., Ltd. *	345,600	98,039
Offcn Education Technology Co., Ltd., A Shares *	217,100	241,184
Offshore Oil Engineering Co., Ltd., A Shares	455,400	354,360
OFILM Group Co., Ltd., A Shares *	303,500	384,305
OneConnect Financial Technology Co., Ltd. NVDR *	169,638	268,028
Oppein Home Group, Inc., A Shares	27,840	558,609
ORG Technology Co., Ltd., A Shares	224,700	205,114
Orient Securities Co., Ltd., A Shares	680,300	1,321,787
Orient Securities Co., Ltd., H Shares	831,575	604,495
Oriental Energy Co., Ltd., A Shares	156,600	288,382
Ovctek China, Inc., A Shares	99,280	644,927
Pangang Group Vanadium Titanium & Resources Co., Ltd., A Shares *	729,700	485,696
People.cn Co., Ltd., A Shares	111,800	239,369
Perfect World Co., Ltd., A Shares	89,550	187,331
PetroChina Co., Ltd., H Shares	27,844,955	14,860,241
Pharmaron Beijing Co., Ltd., A Shares	22,400	430,357
Pharmaron Beijing Co., Ltd., H Shares	182,334	2,202,840
PICC Property & Casualty Co., Ltd., H Shares	9,068,096	9,574,439
Pinduoduo, Inc., ADR *	498,797	25,867,612
Ping An Bank Co., Ltd., A Shares	1,851,000	4,620,166
Ping An Healthcare & Technology Co., Ltd. *(a)	516,800	1,593,980

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Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ping An Insurance Group Co. of China Ltd., A Shares	1,057,200	8,504,512
Ping An Insurance Group Co. of China Ltd., H Shares	7,950,166	61,454,884
Pingdingshan Tianan Coal Mining Co., Ltd.	165,900	329,171
Poly Developments and Holdings Group Co., Ltd., A Shares	1,143,800	2,867,657
Poly Property Services Co., Ltd., H Shares	206,808	1,462,322
Pop Mart International Group Ltd. *(a)	592,588	2,969,121
Postal Savings Bank of China Co., Ltd., H Shares	12,545,700	10,291,915
Power Construction Corp. of China Ltd., A Shares	970,700	1,176,839
Proya Cosmetics Co., Ltd., A Shares	16,300	480,346
Qingdao Hanhe Cable Co., Ltd.	149,800	111,341
Qingdao Port International Co., Ltd.	192,600	177,033
Qingdao Rural Commercial Bank Corp.	266,900	154,810
Qingdao TGOOD Electric Co., Ltd., A Shares	113,900	383,217
Raytron Technology Co., Ltd., A Shares	45,400	456,518
Red Star Macalline Group Corp., Ltd., H Shares *	1,171,788	551,874
Remegen Co., Ltd., H Shares *	114,039	981,497
RiseSun Real Estate Development Co., Ltd., A Shares	404,300	251,806
RLX Technology, Inc., ADR *(a)	968,185	2,982,010
Rongsheng Petrochemical Co., Ltd., A Shares	265,800	793,188
SAIC Motor Corp., Ltd., A Shares	895,400	2,569,841
Sangfor Technologies, Inc., A Shares	14,100	325,127
Sansteel Minguang Co., Ltd Fujian, A Shares	341,900	403,670
Sany Heavy Industry Co., Ltd., A Shares	807,800	2,510,453
SDIC Capital Co., Ltd., A Shares	419,000	491,379
SDIC Power Holdings Co., Ltd., A Shares	733,807	1,165,253
Sealand Securities Co., Ltd., A Shares	458,600	284,172
Seazen Group Ltd. *	2,616,582	1,379,669
Seazen Holdings Co., Ltd., A Shares	197,100	943,019
SF Holding Co., Ltd., A Shares	261,300	2,501,192
SG Micro Corp., A Shares	23,025	1,269,842
Shaanxi Coal Industry Co., Ltd., A Shares	666,200	1,502,381
Shaanxi International Trust Co., Ltd.	366,600	188,819
Shandong Buchang Pharmaceuticals Co., Ltd.	49,200	162,181
Shandong Chenming Paper Holdings Ltd., H Shares	1,988,010	959,187
Shandong Denghai Seeds Co., Ltd., A Shares	82,000	300,320
Shandong Gold Mining Co., Ltd., A Shares	440,504	1,449,265
Shandong Gold Mining Co., Ltd., H Shares	762,541	1,444,336
Shandong Himile Mechanical Science & Technology Co., Ltd., A Shares	93,500	366,591
Shandong Hi-speed Co., Ltd., A Shares	244,600	208,937
Shandong Hualu Hengsheng Chemical Co., Ltd., A Shares	191,360	1,066,582
Shandong Humon Smelting Co., Ltd.	92,900	179,322
SECURITY	NUMBER OF SHARES	VALUE ($)
Shandong Linglong Tyre Co., Ltd., A Shares	86,400	382,844
Shandong Nanshan Aluminum Co., Ltd., A Shares	1,072,600	826,123
Shandong Pharmaceutical Glass Co., Ltd., A Shares	54,300	269,004
Shandong Publishing & Media Co., Ltd.	107,000	108,526
Shandong Sun Paper Industry JSC Ltd., A Shares	210,100	407,880
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	3,031,857	4,175,075
Shanghai 2345 Network Holding Group Co., Ltd. *	381,500	152,358
Shanghai AJ Group Co., Ltd.	195,300	215,418
Shanghai Bairun Investment Holding Group Co., Ltd., A Shares	65,520	468,504
Shanghai Baosight Software Co., Ltd., A Shares	137,869	1,173,744
Shanghai Construction Group Co., Ltd., A Shares	825,400	426,435
Shanghai Dazhong Public Utilities Group Co., Ltd.	219,500	130,796
Shanghai Electric Group Co., Ltd., A Shares	1,051,300	734,744
Shanghai Electric Group Co., Ltd., H Shares	3,562,423	998,465
Shanghai Electric Power Co., Ltd., A Shares	237,200	437,185
Shanghai Environment Group Co., Ltd., A Shares	116,400	221,363
Shanghai Flyco Electrical Appliance Co., Ltd.	16,100	117,063
Shanghai Fosun Pharmaceutical Group Co., Ltd., A Shares	176,800	1,188,006
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	772,217	3,093,335
Shanghai Friendess Electronic Technology Corp., Ltd.	7,522	382,656
Shanghai Huayi Group Co., Ltd., B Shares	325,000	229,450
Shanghai Industrial Holdings Ltd.	572,031	869,720
Shanghai International Airport Co., Ltd., A Shares *	166,800	1,383,832
Shanghai International Port Group Co., Ltd., A Shares	1,092,500	985,155
Shanghai Jahwa United Co., Ltd., A Shares	72,600	446,185
Shanghai Jinjiang International Hotels Co., Ltd.	556,165	1,140,694
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., A Shares	273,600	509,043
Shanghai Junshi Biosciences Co., Ltd., A Shares *	76,970	878,263
Shanghai Junshi Biosciences Co., Ltd., H Shares *	147,525	998,768
Shanghai Lingang Holdings Corp., Ltd., A Shares	174,700	390,929
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., A Shares	529,700	931,802
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., B Shares	485,030	432,162
Shanghai M&G Stationery, Inc., A Shares	44,200	380,288

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Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai Mechanical & Electrical Industry Co., Ltd., A Shares	244,470	557,516
Shanghai Pharmaceuticals Holding Co., Ltd., A Shares	164,900	488,167
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	1,123,507	2,024,518
Shanghai Pudong Development Bank Co., Ltd., A Shares	2,771,700	3,685,351
Shanghai Putailai New Energy Technology Co., Ltd., A Shares	61,240	1,411,917
Shanghai RAAS Blood Products Co., Ltd., A Shares	578,200	612,104
Shanghai Shimao Co., Ltd., A Shares	328,700	169,299
Shanghai Tunnel Engineering Co., Ltd., A Shares	279,100	241,061
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., A Shares	180,200	371,252
Shanghai Yuyuan Tourist Mart Group Co., Ltd., A Shares	400,800	665,036
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., A Shares	158,400	348,430
Shanghai Zhenhua Heavy Industries Co., Ltd., B Shares *	730,120	192,022
Shanxi Lu'an Environmental Energy Development Co., Ltd., A Shares	278,500	614,377
Shanxi Securities Co., Ltd., A Shares	332,900	311,269
Shanxi Taigang Stainless Steel Co., Ltd.	581,700	673,887
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., A Shares	114,900	5,321,272
Shanxi Xishan Coal & Electricity Power Co., Ltd., A Shares	405,000	679,065
Shanying International Holding Co., Ltd., A Shares	404,000	200,399
Shenghe Resources Holding Co., Ltd., A Shares	167,100	519,572
Shengyi Technology Co., Ltd., A Shares	285,400	878,815
Shennan Circuits Co., Ltd., A Shares	17,000	315,349
Shenwan Hongyuan Group Co., Ltd., A Shares	2,311,100	1,677,470
Shenwan Hongyuan Group Co., Ltd., H Shares	1,917,465	461,348
Shenzhen Agricultural Products Group Co., Ltd.	338,400	317,485
Shenzhen Airport Co., Ltd., A Shares *	213,000	248,106
Shenzhen Capchem Technology Co., Ltd., A Shares	44,800	681,585
Shenzhen Energy Group Co., Ltd., A Shares	408,300	467,830
Shenzhen Everwin Precision Technology Co., Ltd., A Shares	110,900	216,352
Shenzhen Expressway Corp., Ltd., H Shares	1,061,615	1,069,264
Shenzhen Gas Corp., Ltd.	267,700	352,974
Shenzhen Goodix Technology Co., Ltd., A Shares	17,600	253,596
Shenzhen Hepalink Pharmaceutical Group Co., Ltd., H Shares	395,308	366,284
Shenzhen Infogem Technologies Co., Ltd.	78,900	175,681
Shenzhen Inovance Technology Co., Ltd., A Shares	234,600	2,366,820
Shenzhen International Holdings Ltd.	1,273,420	1,310,301
Shenzhen Investment Ltd.	3,280,226	738,856
Shenzhen Jinjia Group Co., Ltd., A Shares	135,400	355,559
SECURITY	NUMBER OF SHARES	VALUE ($)
Shenzhen Kaifa Technology Co., Ltd., A Shares	155,600	335,859
Shenzhen Kangtai Biological Products Co., Ltd., A Shares	59,000	789,534
Shenzhen Kingdom Sci-Tech Co., Ltd., A Shares	109,300	269,872
Shenzhen Kinwong Electronic Co., Ltd.	17,700	87,126
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	86,800	4,499,706
Shenzhen MTC Co., Ltd., A Shares *(b)	438,900	308,830
Shenzhen Neptunus Bioengineering Co., Ltd., A Shares *	376,000	195,448
Shenzhen New Industries Biomedical Engineering Co., Ltd.	18,500	119,268
Shenzhen Overseas Chinese Town Co., Ltd., A Shares	967,400	1,057,854
Shenzhen Salubris Pharmaceuticals Co., Ltd., A Shares *	92,000	364,792
Shenzhen SC New Energy Technology Corp., A Shares	36,800	512,517
Shenzhen Sunway Communication Co., Ltd., A Shares	88,700	298,150
Shenzhen Transsion Holdings Co., Ltd.	79,876	1,714,233
Shenzhen Yan Tian Port Holding Co., Ltd.	263,177	223,972
Shenzhen YUTO Packaging Technology Co., Ltd., A Shares	62,300	287,113
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., A Shares	304,100	243,858
Shenzhou International Group Holdings Ltd.	1,016,304	17,077,788
Shijiazhuang Changshan BeiMing Technology Co., Ltd., A Shares *	225,500	255,876
Shijiazhuang Yiling Pharmaceutical Co., Ltd., A Shares	159,500	609,184
Shimao Group Holdings Ltd.	1,923,140	1,149,400
Shimao Services Holdings Ltd.	1,023,235	746,438
Shougang Fushan Resources Group Ltd.	4,515,804	1,491,070
Siasun Robot & Automation Co., Ltd., A Shares *	140,300	229,238
Sichuan Chuantou Energy Co., Ltd., A Shares	404,500	771,178
Sichuan Hebang Biotechnology Co., Ltd. *	1,089,900	678,813
Sichuan Kelun Pharmaceutical Co., Ltd., A Shares	163,200	449,253
Sichuan Road & Bridge Co., Ltd., A Shares	487,800	963,231
Sichuan Swellfun Co., Ltd., A Shares	48,700	768,704
Sichuan Teway Food Group Co., Ltd., A Shares	43,700	152,154
Sieyuan Electric Co., Ltd.	69,200	515,874
Sino Biopharmaceutical Ltd.	12,974,207	8,269,008
Sinolink Securities Co., Ltd., A Shares	336,200	540,264
Sinoma International Engineering Co., A Shares	192,900	307,234
Sinoma Science & Technology Co., Ltd., A Shares	183,100	864,139
Sino-Ocean Group Holding Ltd.	3,954,919	850,335
Sinopec Engineering Group Co., Ltd., H Shares	1,804,922	861,610
Sinopec Oilfield Service Corp., H Shares *	6,078,765	567,913
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	1,029,200	662,211

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Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	3,345,786	753,623
Sinopharm Group Co., Ltd., H Shares	1,631,296	3,941,650
Sinosoft Co., Ltd.	32,300	150,136
Sinotrans Ltd., H Shares	4,050,297	1,264,794
Sinotruk Hong Kong Ltd.	922,893	1,374,826
Skshu Paint Co., Ltd., A Shares	34,020	478,652
Smoore International Holdings Ltd.	2,345,615	8,645,547
SOHO China Ltd. *	2,265,562	461,016
Songcheng Performance Development Co., Ltd., A Shares	244,300	600,103
SooChow Securities Co., Ltd., A Shares	760,185	943,304
Southwest Securities Co., Ltd., A Shares	605,900	451,304
StarPower Semiconductor Ltd.	11,900	681,544
Sun Art Retail Group Ltd.	2,294,379	825,115
Sunac China Holdings Ltd.	4,383,125	3,590,105
Sunac Services Holdings Ltd.	951,401	807,273
Sungrow Power Supply Co., Ltd., A Shares	137,800	2,644,624
Suning Universal Co., Ltd., A Shares *	281,800	181,763
Suning.com Co., Ltd., A Shares *	892,500	507,777
Sunny Optical Technology Group Co., Ltd.	870,990	20,811,374
Sunwoda Electronic Co., Ltd., A Shares	137,000	797,249
Suofeiya Home Collection Co., Ltd.	44,500	159,100
Suzhou Anjie Technology Co., Ltd., A Shares	68,500	145,142
Suzhou Dongshan Precision Manufacturing Co., Ltd., A Shares	157,600	553,723
Suzhou Gold Mantis Construction Decoration Co., Ltd., A Shares	248,600	230,871
Suzhou Maxwell Technologies Co., Ltd., A Shares	10,180	882,643
Taiji Computer Corp., Ltd., A Shares	54,900	222,210
TAL Education Group, ADR *	628,844	1,785,917
Tangshan Jidong Cement Co., Ltd., A Shares	135,500	258,330
TangShan Port Group Co., Ltd., A Shares	584,500	270,482
Tangshan Sanyou Chemical Industries Co., Ltd., A Shares	223,400	320,053
TBEA Co., Ltd., A Shares	371,249	1,187,291
TCL Technology Group Corp., A Shares	1,307,200	1,151,828
Tencent Holdings Ltd.	8,025,348	432,608,953
Tencent Music Entertainment Group, ADR *	766,209	4,129,866
The People's Insurance Co. Group of China Ltd., H Shares	10,890,505	3,498,364
Thunder Software Technology Co., Ltd., A Shares	35,400	782,278
Tian Di Science & Technology Co., Ltd., A Shares	299,200	193,461
Tianfeng Securities Co., Ltd., A Shares	779,300	434,728
Tianjin Zhonghuan Semiconductor Co., Ltd., A Shares	321,500	2,444,623
Tianma Microelectronics Co., Ltd., A Shares	229,000	424,249
Tianshan Aluminum Group Co., Ltd., A Shares	161,000	242,138
Tianshui Huatian Technology Co., Ltd., A Shares	451,100	855,017
Tibet Cheezheng Tibetan Medicine Co., Ltd.	12,300	51,110
SECURITY	NUMBER OF SHARES	VALUE ($)
Tibet Summit Resources Co., Ltd.	60,500	325,607
Times China Holdings Ltd.	1,029,871	333,462
Toly Bread Co., Ltd.	38,200	150,560
Tongcheng Travel Holdings Ltd. *	1,136,916	2,109,792
TongFu Microelectronics Co., Ltd., A Shares	242,200	694,742
Tongkun Group Co., Ltd., A Shares	224,000	776,723
Tongling Nonferrous Metals Group Co., Ltd., A Shares	876,100	548,430
Tongwei Co., Ltd., A Shares	424,100	2,883,342
Topchoice Medical Corp., A Shares *	34,100	871,631
Topsec Technologies Group, Inc., A Shares	113,300	263,948
Topsports International Holdings Ltd.	2,436,836	2,523,005
Transfar Zhilian Co., Ltd.	71,900	87,397
TravelSky Technology Ltd., H Shares	1,263,487	2,380,246
Trip.com Group Ltd., ADR *	707,317	18,262,925
Tsingtao Brewery Co., Ltd., A Shares	98,600	1,465,562
Tsingtao Brewery Co., Ltd., H Shares	676,742	6,491,395
Tuya, Inc. *	271,404	1,465,582
Unigroup Guoxin Microelectronics Co., Ltd., A Shares	55,600	1,950,053
Unisplendour Corp., Ltd., A Shares	123,700	431,088
Universal Scientific Industrial Shanghai Co., Ltd., A Shares	81,600	180,917
Valiant Co., Ltd., A Shares	84,400	272,728
Vipshop Holdings Ltd., ADR *	567,859	4,923,338
Visual China Group Co., Ltd.	45,900	115,514
Walvax Biotechnology Co., Ltd., A Shares	136,800	1,013,534
Wangsu Science & Technology Co., Ltd., A Shares	229,600	247,429
Wanhua Chemical Group Co., Ltd., A Shares	288,200	4,329,851
Wanxiang Qianchao Co., Ltd., A Shares	304,900	279,290
Weibo Corp., ADR *	75,547	2,072,254
Weichai Power Co., Ltd., A Shares	699,400	1,680,333
Weichai Power Co., Ltd., H Shares	2,505,372	4,232,426
Weifu High-Technology Group Co., Ltd., A Shares	173,100	572,245
Weihai Guangwei Composites Co., Ltd., A Shares	45,700	531,090
Wens Foodstuffs Group Co., Ltd., A Shares	180,320	556,963
Western Securities Co., Ltd., A Shares	417,400	502,732
Western Superconducting Technologies Co., Ltd., A Shares	45,200	615,537
Westone Information Industry, Inc., A Shares	70,700	511,483
Will Semiconductor Co., Ltd ., A Shares	54,700	2,130,873
Wingtech Technology Co., Ltd., A Shares	113,400	2,097,271
Winner Medical Co., Ltd.	15,300	179,381
Winning Health Technology Group Co., Ltd., A Shares	212,700	384,950
Wolong Electric Group Co., Ltd., A Shares	121,200	293,876
Wuchan Zhongda Group Co., Ltd., A Shares	430,300	386,656
Wuhan Guide Infrared Co., Ltd., A Shares	203,240	720,842
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., A Shares	134,300	443,339
Wuliangye Yibin Co., Ltd., A Shares	363,100	10,933,280

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Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WUS Printed Circuit Kunshan Co., Ltd., A Shares	179,500	478,193
WuXi AppTec Co., Ltd., A Shares	100,451	1,654,496
WuXi AppTec Co., Ltd., H Shares	434,997	6,168,354
Wuxi Biologics Cayman, Inc. *	4,399,512	36,176,030
Wuxi Lead Intelligent Equipment Co., Ltd., A Shares	86,880	925,664
Wuxi Shangji Automation Co., Ltd.	24,800	621,376
XCMG Construction Machinery Co., Ltd., A Shares	816,400	715,482
Xiamen C & D, Inc., A Shares	253,100	400,307
Xiamen Intretech, Inc.	27,200	127,594
Xiamen ITG Group Corp., Ltd., A Shares	178,800	204,019
Xiamen Tungsten Co., Ltd., A Shares	115,100	401,300
Xiangcai Co., Ltd., A Shares	159,200	222,779
Xiaomi Corp., B Shares *	17,667,469	33,147,561
Xinfengming Group Co., Ltd., A Shares	76,500	169,609
Xinhua Winshare Publishing and Media Co., Ltd., H Shares	506,350	377,801
Xinjiang Goldwind Science & Technology Co., Ltd., A Shares	519,600	1,231,065
Xinjiang Goldwind Science & Technology Co., Ltd., H Shares	727,642	1,186,398
Xinjiang Zhongtai Chemical Co., Ltd., A Shares	241,900	416,329
Xinxing Ductile Iron Pipes Co., Ltd., A Shares	322,800	254,250
Xinyangfeng Agricultural Technology Co., Ltd., A Shares	118,800	325,147
Xinyi Solar Holdings Ltd.	5,673,967	10,253,326
XPeng, Inc., ADR *	659,486	23,985,506
Xuji Electric Co., Ltd., A Shares	91,400	320,697
Yadea Group Holdings Ltd.	1,292,185	1,908,419
Yang Quan Coal Industry Group Co., Ltd., A Shares	262,600	497,733
Yango Group Co., Ltd., A Shares	387,000	148,422
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	121,800	616,721
Yangtze Optical Fibre and Cable Joint Stock Ltd., Co., H Shares	11,253	17,714
Yangzijiang Shipbuilding Holdings Ltd.	2,909,494	2,957,827
Yankuang Energy Group Co., Ltd., H Shares (a)	2,810,968	6,892,784
Yanlord Land Group Ltd.	884,135	781,585
Yantai Changyu Pioneer Wine Co., Ltd., A Shares	130,083	613,513
Yantai Eddie Precision Machinery Co., Ltd., A Shares	86,520	424,236
Yantai Jereh Oilfield Services Group Co., Ltd., A Shares	101,900	721,051
Yatsen Holding Ltd., ADR *	94,462	128,468
Yealink Network Technology Corp., Ltd., A Shares	74,950	907,715
Yifan Pharmaceutical Co., Ltd., A Shares	124,700	336,156
Yifeng Pharmacy Chain Co., Ltd., A Shares	67,860	531,373
Yihai International Holding Ltd. *	660,483	2,755,640
Yihai Kerry Arawana Holdings Co., Ltd., A Shares	122,900	1,040,852
Yintai Gold Co., Ltd., A Shares	275,600	402,262
Yixintang Pharmaceutical Group Co., Ltd., A Shares	49,800	221,298
Yonghui Superstores Co., Ltd., A Shares	1,382,100	799,471
SECURITY	NUMBER OF SHARES	VALUE ($)
Yonyou Network Technology Co., Ltd., A Shares	301,240	1,496,652
Youngor Group Co., Ltd., A Shares	454,800	487,955
Youzu Interactive Co., Ltd. *	36,200	68,155
YTO Express Group Co., Ltd., A Shares	238,100	656,190
Yuan Longping High-tech Agriculture Co., Ltd., A Shares *	99,800	301,614
Yuexiu Property Co., Ltd.	1,710,393	1,711,772
Yunda Holding Co., Ltd., A Shares	117,800	361,988
Yunnan Aluminium Co., Ltd., A Shares *	380,200	868,254
Yunnan Baiyao Group Co., Ltd., A Shares	125,100	1,789,267
Yunnan Copper Co., Ltd., A Shares	141,100	290,250
Yunnan Energy New Material Co., Ltd., A Shares	72,200	2,974,960
Yunnan Tin Co., Ltd., A Shares *	179,200	711,404
Zai Lab Ltd., ADR *	80,105	4,381,743
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., A Shares	57,600	3,298,171
Zhaojin Mining Industry Co., Ltd., H Shares	1,415,094	1,258,674
Zhefu Holding Group Co., Ltd., A Shares	519,300	508,601
Zhejiang Century Huatong Group Co., Ltd., A Shares *	747,600	771,296
Zhejiang China Commodities City Group Co., Ltd., A Shares	522,500	385,044
Zhejiang Chint Electrics Co., Ltd., A Shares	110,200	871,820
Zhejiang Crystal-Optech Co., Ltd., A Shares	132,400	297,113
Zhejiang Dahua Technology Co., Ltd., A Shares	265,000	785,341
Zhejiang Dingli Machinery Co., Ltd., A Shares	34,600	315,403
Zhejiang Expressway Co., Ltd., H Shares	1,893,642	1,706,137
Zhejiang Hailiang Co., Ltd., A Shares	123,600	237,014
Zhejiang Hisoar Pharmaceutical Co., Ltd.	113,500	120,515
Zhejiang Huace Film & Television Co., Ltd.	175,300	155,020
Zhejiang Huahai Pharmaceutical Co., Ltd., A Shares	140,250	514,769
Zhejiang Huayou Cobalt Co., Ltd., A Shares	111,500	2,175,752
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., A Shares	127,800	1,316,482
Zhejiang Jiuzhou Pharmaceutical Co., Ltd.	74,200	562,791
Zhejiang Juhua Co., Ltd., A Shares	244,400	566,264
Zhejiang Longsheng Group Co., Ltd., A Shares	293,000	571,141
Zhejiang Medicine Co., Ltd., A Shares	86,000	208,935
Zhejiang NHU Co., Ltd., A Shares	232,140	1,248,994
Zhejiang Runtu Co., Ltd.	111,700	157,548
Zhejiang Sanhua Intelligent Controls Co., Ltd., A Shares	320,120	1,019,717
Zhejiang Satellite Petrochemical Co., Ltd., A Shares	164,360	1,174,223
Zhejiang Semir Garment Co., Ltd.	47,600	53,333
Zhejiang Supor Co., Ltd., A Shares	46,200	370,259
Zhejiang Wanfeng Auto Wheel Co., Ltd., A Shares	240,300	184,700
Zhejiang Wanliyang Co., Ltd.	99,600	137,167

76
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zhejiang Weiming Environment Protection Co., Ltd., A Shares	47,000	254,739
Zhejiang Weixing New Building Materials Co., Ltd., A Shares	155,300	569,761
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., A Shares	54,100	389,932
Zhejiang Yasha Decoration Co., Ltd.	247,800	252,905
Zhejiang Yongtai Technology Co., Ltd. *	87,300	514,669
Zhengzhou Coal Mining Machinery Group Co., Ltd., A Shares	162,400	330,205
Zheshang Securities Co., Ltd., A Shares	114,500	209,584
Zhihu, Inc., ADR *	83,006	277,240
ZhongAn Online P&C Insurance Co., Ltd., H Shares *	444,457	1,456,173
Zhongji Innolight Co., Ltd., A Shares	65,400	398,515
Zhongshan Broad Ocean Motor Co., Ltd.	263,600	295,767
Zhongshan Public Utilities Group Co., Ltd.	124,600	164,685
Zhongsheng Group Holdings Ltd.	870,891	6,063,257
Zhongtai Securities Co., Ltd., A Shares	240,800	326,664
Zhuhai Huafa Properties Co., Ltd., A Shares	209,400	206,081
Zhuzhou CRRC Times Electric Co., Ltd., H Shares	703,978	3,648,861
Zhuzhou Kibing Group Co., Ltd., A Shares	203,000	505,409
Zijin Mining Group Co., Ltd., A Shares	2,315,700	4,117,616
Zijin Mining Group Co., Ltd., H Shares	7,194,406	10,662,199
Zoomlion Heavy Industry Science and Technology Co. Ltd, A Shares	580,300	647,435
Zoomlion Heavy Industry Science and Technology Co. Ltd, H Shares	2,103,327	1,394,376
ZTE Corp., A Shares	259,100	1,193,256
ZTE Corp., H Shares	1,298,411	3,190,485
ZTO Express Cayman, Inc., ADR	165,034	4,858,601
		3,147,067,604

Colombia 0.3%
Bancolombia S.A.	361,280	3,616,501
Bancolombia S.A., ADR	152,564	5,527,394
Cementos Argos S.A.	700,436	1,090,164
Ecopetrol S.A., ADR (a)	321,248	5,194,580
Grupo Argos S.A.	437,078	1,445,718
Grupo de Inversiones Suramericana S.A.	354,730	2,906,053
Interconexion Electrica S.A. ESP	607,940	3,787,929
		23,568,339

Czech Republic 0.2%
CEZ A/S	220,223	8,392,638
Komercni Banka A/S	104,235	4,107,181
Moneta Money Bank A/S	515,617	2,043,188
		14,543,007

Egypt 0.1%
Commercial International Bank Egypt S.A.E., GDR *	2,538,035	7,423,752

SECURITY	NUMBER OF SHARES	VALUE ($)
Greece 0.3%
Alpha Services and Holdings S.A. *	2,871,962	3,909,656
Eurobank Ergasias Services & Holdings S.A., A Shares *	3,481,720	3,817,596
FF Group *(b)	50,437	0
Hellenic Petroleum Holdings SA	88,896	702,930
Hellenic Telecommunications Organization S.A.	302,281	6,043,495
JUMBO S.A.	141,933	2,038,972
Motor Oil Hellas Corinth Refineries S.A.	78,677	1,262,808
Mytilineos S.A.	135,199	2,177,609
National Bank of Greece S.A. *	764,109	2,832,217
OPAP S.A.	288,196	4,191,940
Piraeus Financial Holdings S.A. *	735,080	1,169,109
Public Power Corp. S.A. *	256,113	2,436,533
Terna Energy S.A.	61,204	888,177
		31,471,042

Hong Kong 0.0%
China Huishan Dairy Holdings Co., Ltd. *(b)	3,872,695	0

Hungary 0.2%
Magyar Telekom Telecommunications plc	528,585	667,482
MOL Hungarian Oil & Gas plc	499,822	3,924,868
OTP Bank Nyrt *	308,222	11,914,715
Richter Gedeon Nyrt	205,440	4,338,264
		20,845,329

India 15.0%
3M India Ltd. *	3,939	1,108,728
Aarti Industries Ltd.	257,135	3,160,630
ABB India Ltd.	66,568	1,907,831
ACC Ltd.	113,953	3,159,560
Adani Enterprises Ltd.	349,445	7,626,595
Adani Green Energy Ltd. *	528,209	12,922,797
Adani Ports & Special Economic Zone Ltd.	1,014,443	9,525,444
Adani Power Ltd. *	1,273,219	2,091,123
Adani Total Gas Ltd.	372,504	7,853,248
Adani Transmission Ltd. *	334,359	9,471,527
Aditya Birla Capital Ltd. *	623,073	872,827
Alkem Laboratories Ltd.	34,879	1,517,391
Ambuja Cements Ltd.	924,320	3,855,039
Apollo Hospitals Enterprise Ltd.	132,186	8,425,799
Ashok Leyland Ltd.	1,945,105	3,062,964
Asian Paints Ltd.	606,024	25,533,881
Astral Ltd.	122,115	3,146,976
AU Small Finance Bank Ltd. *	204,526	3,267,096
Aurobindo Pharma Ltd.	348,828	2,894,651
Avenue Supermarts Ltd. *	200,126	11,528,145
Axis Bank Ltd. *	3,037,891	29,932,384
Bajaj Auto Ltd.	92,678	4,342,357
Bajaj Finance Ltd.	313,792	29,161,760
Bajaj Finserv Ltd.	51,114	10,862,543
Bajaj Holdings & Investment Ltd.	36,973	2,552,816
Balkrishna Industries Ltd.	109,983	2,660,334
Bandhan Bank Ltd.	1,070,193	4,350,511
Bank of Baroda *	1,403,761	1,985,079
Bank of India *	625,447	388,894
Bata India Ltd.	77,315	1,860,855
Bayer CropScience Ltd.	18,777	1,099,095

77
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Berger Paints India Ltd.	312,265	2,861,454
Bharat Electronics Ltd.	1,466,980	4,097,361
Bharat Forge Ltd.	350,567	3,157,534
Bharat Heavy Electricals Ltd. *	1,724,705	1,141,067
Bharat Petroleum Corp., Ltd.	1,354,726	6,289,302
Bharti Airtel Ltd. *	3,046,597	27,757,906
Bharti Infratel Ltd. *	1,671,152	4,770,759
Biocon Ltd. *	613,452	2,840,210
Bosch Ltd.	12,108	2,530,760
Britannia Industries Ltd.	158,993	7,232,364
Cadila Healthcare Ltd.	339,123	1,622,083
Canara Bank *	500,701	1,459,291
Castrol India Ltd.	601,276	861,844
Cholamandalam Investment & Finance Co., Ltd.	545,721	5,004,359
Cipla Ltd.	681,958	8,372,478
Coal India Ltd.	2,561,331	5,763,611
Colgate-Palmolive (India) Ltd.	181,508	3,493,934
Container Corp. Of India Ltd.	364,515	2,898,801
Coromandel International Ltd.	137,850	1,415,868
Cummins India Ltd.	176,576	2,243,304
Dabur India Ltd.	711,382	5,318,784
Dalmia Bharat Ltd.	109,067	2,268,264
Divi's Laboratories Ltd.	171,036	9,681,390
DLF Ltd.	776,330	3,613,892
Dr. Reddy's Laboratories Ltd.	160,282	8,643,815
Eicher Motors Ltd.	179,847	6,181,595
Emami Ltd.	284,379	1,869,566
Embassy Office Parks REIT	719,304	3,569,527
Exide Industries Ltd.	622,420	1,231,251
Federal Bank Ltd.	2,119,679	2,728,808
GAIL India Ltd.	2,302,866	4,427,090
General Insurance Corp. of India *	124,911	192,636
Gillette India Ltd.	10,554	727,487
GlaxoSmithKline Pharmaceuticals Ltd.	59,510	1,199,915
Glenmark Pharmaceuticals Ltd.	185,955	1,106,882
GMR Infrastructure Ltd. *	2,925,905	1,471,738
GMR Power and Urban Infra Ltd. - Spun Off *(b)	290,756	191,014
Godrej Consumer Products Ltd. *	492,257	5,017,137
Godrej Industries Ltd. *	122,461	844,091
Godrej Properties Ltd. *	113,635	2,265,461
Grasim Industries Ltd.	508,800	10,794,211
Gujarat Gas Ltd.	279,973	2,168,330
Havells India Ltd.	317,103	4,990,066
HCL Technologies Ltd.	1,450,870	21,700,228
HDFC Asset Management Co., Ltd.	72,221	1,999,634
HDFC Life Insurance Co., Ltd.	1,241,578	8,621,303
Hero MotoCorp Ltd.	171,534	5,772,134
Hindalco Industries Ltd.	1,884,561	14,350,401
Hindustan Aeronautics Ltd.	45,796	843,471
Hindustan Petroleum Corp., Ltd.	928,588	3,367,553
Hindustan Unilever Ltd.	1,182,610	34,092,003
Hindustan Zinc Ltd.	289,965	1,200,499
Honeywell Automation India Ltd.	2,787	1,514,719
Housing Development Finance Corp., Ltd.	2,334,600	73,262,705
ICICI Bank Ltd.	2,083,870	20,540,698
ICICI Lombard General Insurance Co., Ltd.	320,929	5,382,927
ICICI Prudential Life Insurance Co., Ltd.	479,624	3,050,026
IDFC First Bank Ltd. *	3,954,738	2,209,688
Indiabulls Housing Finance Ltd.	443,422	882,165
Indian Oil Corp., Ltd.	3,693,770	5,637,660
Indian Railway Catering & Tourism Corp., Ltd.	354,273	3,805,446
SECURITY	NUMBER OF SHARES	VALUE ($)
Indian Railway Finance Corp., Ltd.	2,757,059	790,371
Indraprastha Gas Ltd.	458,214	2,109,314
Info Edge India Ltd.	101,869	6,022,165
Infosys Ltd.	4,762,817	108,445,388
InterGlobe Aviation Ltd. *	128,816	3,205,377
Ipca Laboratories Ltd.	184,346	2,400,981
ITC Ltd.	3,962,687	11,352,016
Jindal Steel & Power Ltd. *	530,291	2,990,068
JSW Energy Ltd.	530,450	2,395,024
JSW Steel Ltd.	1,334,612	11,113,870
Jubilant Foodworks Ltd.	97,313	3,758,977
Kansai Nerolac Paints Ltd.	186,508	1,125,397
L&T Finance Holdings Ltd. *	1,147,611	1,004,479
L&T Technology Services Ltd.	34,538	2,077,414
Larsen & Toubro Infotech Ltd.	59,805	4,643,117
Larsen & Toubro Ltd.	916,721	22,103,625
Laurus Labs Ltd.	496,393	3,567,758
LIC Housing Finance Ltd.	427,005	1,944,113
Lupin Ltd.	322,336	3,190,740
Macrotech Developers Ltd. *	68,657	1,027,383
Mahindra & Mahindra Financial Services Ltd.	774,794	1,493,597
Mahindra & Mahindra Ltd.	1,226,217	12,870,417
Mangalore Refinery & Petrochemicals Ltd. *	317,323	169,301
Marico Ltd.	696,761	4,759,586
Maruti Suzuki India Ltd.	177,066	19,538,184
Max Financial Services Ltd. *	323,297	3,560,461
Mindtree Ltd.	58,964	3,037,275
Motherson Sumi Systems Ltd.	1,632,707	3,260,105
Motherson Sumi Wiring India Ltd. *(b)	1,632,707	754,082
Mphasis Ltd.	122,847	5,068,442
MRF Ltd.	3,874	3,380,078
Muthoot Finance Ltd.	129,623	2,337,506
Nestle India Ltd.	48,065	11,252,208
NHPC Ltd.	3,090,176	1,123,738
Nippon Life India Asset Management Ltd.	211,718	864,883
NMDC Ltd.	984,919	1,871,212
NTPC Ltd.	5,934,196	10,514,153
Oberoi Realty Ltd. *	154,949	1,865,619
Oil & Natural Gas Corp., Ltd.	4,047,531	8,629,827
Oil India Ltd.	445,876	1,319,328
Oracle Financial Services Software Ltd.	34,547	1,554,116
Page Industries Ltd.	7,742	4,341,849
Petronet LNG Ltd.	1,008,119	2,880,627
PI Industries Ltd.	99,275	3,252,204
Pidilite Industries Ltd.	205,428	6,551,421
Piramal Enterprises Ltd.	168,332	4,625,095
Polycab India Ltd.	37,696	1,188,126
Power Finance Corp., Ltd.	1,578,734	2,301,655
Power Grid Corp. of India Ltd.	4,175,983	11,591,716
Punjab National Bank *	1,560,736	722,913
Rajesh Exports Ltd.	186,404	1,736,200
RBL Bank Ltd. *	602,933	1,067,071
REC Ltd.	1,235,609	2,009,674
Reliance Industries Ltd.	4,386,919	137,378,874
SBI Cards & Payment Services Ltd. *	387,033	4,035,088
SBI Life Insurance Co., Ltd.	569,081	8,007,050
Shree Cement Ltd.	18,060	5,851,946
Shriram Transport Finance Co., Ltd.	266,190	3,971,609
Siemens Ltd.	111,824	3,483,875
Sona Blw Precision Forgings Ltd.	240,214	2,027,939
SRF Ltd.	187,945	5,945,720
State Bank of India	2,399,609	15,388,581
Steel Authority of India Ltd.	1,317,726	1,685,031
Sun Pharmaceutical Industries Ltd.	1,446,615	16,202,242
Sun TV Network Ltd.	142,831	848,389

78
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sundaram Finance Ltd.	88,747	2,235,415
Tata Communications Ltd.	148,144	2,326,439
Tata Consultancy Services Ltd.	1,384,451	65,305,627
Tata Consumer Products Ltd.	806,366	7,690,429
Tata Motors Ltd. *	2,396,623	14,442,240
Tata Motors Ltd., A Shares, DVR *	615,478	1,770,936
Tata Steel Ltd.	1,066,985	17,286,863
Tech Mahindra Ltd.	806,023	15,083,346
The Tata Power Co., Ltd.	2,723,154	8,061,309
Titan Co., Ltd.	556,845	18,819,916
Torrent Pharmaceuticals Ltd.	63,942	2,333,642
Torrent Power Ltd.	293,523	1,851,185
Trent Ltd.	237,336	3,490,388
TVS Motor Co., Ltd.	276,506	2,266,434
UltraTech Cement Ltd.	153,617	13,390,505
Union Bank of India *	758,151	403,992
United Breweries Ltd.	91,572	1,824,148
United Spirits Ltd. *	387,125	4,547,778
UPL Ltd.	710,519	6,275,124
Varun Beverages Ltd.	191,229	2,399,642
Vedanta Ltd.	1,636,597	8,260,365
Vodafone Idea Ltd. *	11,225,117	1,534,473
Voltas Ltd.	307,666	5,157,813
Whirlpool of India Ltd.	37,724	837,491
Wipro Ltd.	1,682,638	12,411,961
Yes Bank Ltd. *(b)	1,687,665	266,469
Zee Entertainment Enterprises Ltd.	1,131,042	3,441,274
Zomato Ltd. *	1,804,194	1,914,401
		1,363,895,575

Indonesia 1.7%
Astra Agro Lestari Tbk PT	531,686	420,035
Bank Danamon Indonesia Tbk PT	1,119,250	185,412
Bank Syariah Indonesia Tbk PT *	4,197,515	486,453
Mayora Indah Tbk PT	5,140,739	626,178
PT Adaro Energy Tbk	18,249,742	3,112,123
PT Astra International Tbk	26,915,193	10,865,742
PT Bank Central Asia Tbk	64,195,063	35,969,253
PT Bank Mandiri (Persero) Tbk	24,868,573	13,328,323
PT Bank Negara Indonesia (Persero) Tbk	9,983,234	5,558,981
PT Bank Rakyat Indonesia (Persero) Tbk	86,582,098	27,420,376
PT Barito Pacific Tbk	32,214,055	1,995,581
PT Bukit Asam Tbk	5,404,596	1,181,209
PT Bumi Serpong Damai Tbk *	11,819,398	752,749
PT Charoen Pokphand Indonesia Tbk	9,982,763	4,030,071
PT Gudang Garam Tbk	660,467	1,443,493
PT Hanjaya Mandala Sampoerna Tbk	12,052,680	809,552
PT Indah Kiat Pulp & Paper Corp. Tbk	3,521,258	1,979,130
PT Indocement Tunggal Prakarsa Tbk	2,416,814	1,842,007
PT Indofood CBP Sukses Makmur Tbk	2,972,085	1,758,385
PT Indofood Sukses Makmur Tbk	6,018,344	2,597,183
PT Jasa Marga Persero Tbk *	2,681,402	630,830
PT Kalbe Farma Tbk	24,915,735	2,852,814
PT Media Nusantara Citra Tbk	7,689,235	465,625
PT Perusahaan Gas Negara Tbk *	12,770,610	1,279,994
PT Sarana Menara Nusantara Tbk	35,550,830	2,561,085
PT Semen Indonesia (Persero) Tbk	3,687,876	1,848,173
PT Surya Citra Media Tbk *	35,450,913	636,621
PT Telkom Indonesia (Persero) Tbk	61,763,144	18,657,482
PT Tower Bersama Infrastructure Tbk	13,833,493	2,830,826
PT Unilever Indonesia Tbk	7,809,615	2,000,375
PT United Tractors Tbk	2,066,250	3,581,097
PT Vale Indonesia Tbk	2,483,569	933,478
PT XL Axiata Tbk	4,425,695	881,011
SECURITY	NUMBER OF SHARES	VALUE ($)
Smartfren Telecom Tbk PT *	139,207,528	765,462
		156,287,109

Kuwait 0.9%
Agility Public Warehousing Co. KSC	1,682,914	5,646,766
Ahli United Bank BSC	7,810,885	7,712,862
Boubyan Bank KSCP *	1,371,821	3,728,562
Boubyan Petrochemicals Co. KSCP	541,289	1,669,630
Burgan Bank SAK	1,225,653	1,100,983
Gulf Bank KSCP	2,341,562	2,389,507
Humansoft Holding Co. KSC	131,410	1,590,547
Kuwait Finance House KSCP	5,937,384	18,510,206
Mabanee Co. KPSC	764,721	2,141,623
Mobile Telecommunications Co. KSCP	2,779,829	5,691,856
National Bank of Kuwait SAKP	9,113,184	31,751,681
		81,934,223

Malaysia 2.0%
Alliance Bank Malaysia Berhad	1,465,280	1,197,073
AMMB Holdings Berhad *	2,631,672	2,106,090
Astro Malaysia Holdings Berhad	2,123,000	500,600
Axiata Group Berhad	6,081,677	5,692,745
British American Tobacco Malaysia Berhad	229,000	665,428
CAPITAL A Berhad *	2,462,500	366,574
CIMB Group Holdings Berhad	9,331,094	12,690,377
Dialog Group Berhad	6,210,900	4,171,666
DiGi.com Berhad	4,928,700	4,754,373
Fraser & Neave Holdings Berhad	144,000	775,134
Gamuda Berhad	3,098,837	2,125,676
Genting Berhad	3,050,100	3,370,838
Genting Malaysia Berhad	3,856,820	2,746,669
HAP Seng Consolidated Berhad	833,134	1,504,146
Hartalega Holdings Berhad	2,046,900	2,252,394
Hong Leong Bank Berhad	858,307	4,100,902
Hong Leong Financial Group Berhad	319,700	1,471,145
IHH Healthcare Berhad	3,979,100	6,226,673
IJM Corp. Berhad	3,869,936	1,419,484
IOI Corp. Berhad	4,151,892	4,548,935
IOI Properties Group Berhad	2,520,200	618,270
Kuala Lumpur Kepong Berhad	647,128	4,007,462
Malayan Banking Berhad	8,485,379	17,704,399
Malaysia Airports Holdings Berhad *	1,158,100	1,696,395
Maxis Berhad	3,746,224	3,586,953
MISC Berhad	2,392,300	4,188,021
MR DIY Group M Berhad	1,363,600	1,178,961
Nestle Malaysia Berhad	85,371	2,724,715
Petronas Chemicals Group Berhad	3,787,000	8,613,993
Petronas Dagangan Berhad	484,200	2,481,835
Petronas Gas Berhad	827,436	3,429,174
PPB Group Berhad	901,777	3,853,252
Press Metal Aluminium Holdings Berhad	4,995,964	8,127,292
Public Bank Berhad	20,788,270	22,033,536
QL Resources Berhad	1,463,650	1,725,632
RHB Bank Berhad	2,072,112	2,911,864
Sime Darby Berhad	4,546,900	2,458,369
Sime Darby Plantation Berhad	4,844,208	5,665,133
Sime Darby Property Berhad	4,842,000	709,260
Supermax Corp. Berhad	2,314,323	578,787
Telekom Malaysia Berhad	1,501,800	1,809,958
Tenaga Nasional Berhad	5,201,674	11,361,046
Top Glove Corp. Berhad	7,039,100	3,436,979
Westports Holdings Berhad	1,334,800	1,243,079

79
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
YTL Corp. Berhad	6,173,836	816,120
		179,647,407

Mexico 2.5%
Alfa S.A.B. de C.V., A Shares	4,234,186	3,178,877
Alpek S.A.B. de C.V.	502,416	647,676
America Movil S.A.B. de C.V., Series L	39,012,273	35,341,597
Arca Continental S.A.B. de C.V.	619,565	4,097,180
Banco del Bajio S.A.	979,587	2,385,144
Becle S.A.B. de C.V.	798,451	2,007,020
Cemex S.A.B. de C.V., Series CPO *	19,582,090	10,082,153
Coca-Cola Femsa S.A.B. de C.V.	710,113	3,909,140
Concentradora Fibra Danhos S.A. de C.V.	347,958	397,983
Controladora Vuela Cia de Aviacion S.A.B. de C.V. *	1,209,959	2,309,478
El Puerto de Liverpool S.A.B. de C.V., Series C1	275,449	1,340,813
Fibra Uno Administracion S.A. de C.V.	3,873,327	4,375,205
Fomento Economico Mexicano S.A.B. de C.V.	2,442,980	19,731,555
GCC S.A.B. de C.V.	214,547	1,420,373
Gruma S.A.B. de C.V., B Shares	270,917	3,682,986
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	357,987	2,591,628
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares *	476,090	6,941,489
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	274,428	5,948,704
Grupo Bimbo S.A.B. de C.V., Series A	2,982,462	9,206,112
Grupo Carso S.A.B. de C.V., Series A1	606,613	1,851,680
Grupo Elektra S.A.B. de C.V.	84,809	5,577,325
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,871,863	26,252,681
Grupo Financiero Inbursa S.A.B. de C.V., O Shares *	2,720,251	4,443,997
Grupo Mexico S.A.B. de C.V., Series B	4,228,541	21,744,417
Grupo Televisa S.A.B., Series CPO	3,195,055	6,864,697
Industrias Bachoco S.A.B. de C.V., Series B	250,524	844,419
Industrias Penoles S.A.B. de C.V.	170,239	2,129,768
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	1,033,639	1,453,899
Megacable Holdings S.A.B. de C.V., Series CPO	412,542	1,217,890
Orbia Advance Corp. S.A.B. de C.V.	1,315,773	3,369,203
Promotora y Operadora de Infraestructura S.A.B. de C.V.	284,585	2,230,717
Qualitas Controladora S.A.B. de C.V.	237,123	1,305,119
Telesites S.A.B. de C.V.	1,615,776	1,795,878
Wal-Mart de Mexico S.A.B. de C.V.	6,893,835	26,283,115
		226,959,918

Philippines 1.0%
Aboitiz Power Corp.	2,003,819	1,407,012
Alliance Global Group, Inc.	5,129,979	1,280,744
Ayala Corp.	431,285	7,150,229
Ayala Land, Inc.	10,363,764	7,883,495
Bank of the Philippine Islands	2,430,963	4,741,492
BDO Unibank, Inc.	2,589,576	6,525,711
Bloomberry Resorts Corp. *	4,801,033	692,952
DMCI Holdings, Inc.	5,694,757	941,906
Globe Telecom, Inc.	38,785	1,942,654
GT Capital Holdings, Inc.	137,948	1,555,177
SECURITY	NUMBER OF SHARES	VALUE ($)
International Container Terminal Services, Inc.	1,479,279	6,076,383
JG Summit Holdings, Inc.	3,933,932	4,626,801
Jollibee Foods Corp.	558,823	2,626,806
LT Group, Inc.	3,640,361	687,316
Manila Electric Co.	356,602	2,559,578
Megaworld Corp.	15,483,419	966,393
Metro Pacific Investments Corp.	17,537,213	1,320,336
Metropolitan Bank & Trust Co.	2,384,078	2,655,176
Monde Nissin Corp. *	10,035,545	3,233,610
PLDT, Inc.	123,284	4,325,881
Puregold Price Club, Inc.	1,488,576	1,020,547
San Miguel Corp.	490,620	1,016,264
San Miguel Food and Beverage, Inc.	951,979	1,244,053
Semirara Mining & Power Corp.	1,637,512	884,710
SM Investments Corp.	644,141	11,206,822
SM Prime Holdings, Inc.	12,205,793	9,475,143
Universal Robina Corp.	1,192,077	2,790,116
		90,837,307

Qatar 1.1%
Barwa Real Estate Co.	2,487,247	2,479,049
Doha Bank QPSC	2,186,656	1,711,009
Ezdan Holding Group QSC *	1,962,795	739,620
Industries Qatar QSC	2,099,793	10,553,752
Masraf Al Rayan QSC	4,951,381	6,799,479
Mesaieed Petrochemical Holding Co.	5,982,735	4,387,229
Ooredoo QPSC	1,117,451	2,355,517
Qatar Aluminum Manufacturing Co.	3,484,530	2,134,167
Qatar Electricity & Water Co. QSC	587,615	2,896,921
Qatar Fuel QSC	666,956	3,407,136
Qatar Gas Transport Co., Ltd.	3,773,083	3,901,581
Qatar Insurance Co. SAQ *	2,221,003	1,531,095
Qatar International Islamic Bank QSC	997,180	2,807,222
Qatar Islamic Bank SAQ	1,542,596	8,935,279
Qatar National Bank QPSC	5,933,724	35,527,378
The Commercial Bank PSQC	2,628,863	4,981,916
United Development Co. QSC	2,489,874	1,141,335
Vodafone Qatar QSC	2,502,549	1,197,319
		97,487,004

Russia 0.9%
Aeroflot PJSC *(b)(c)	1,562,758	277,548
Alrosa PJSC (b)(c)	3,379,560	1,402,675
Credit Bank of Moscow PJSC *(b)(c)	17,035,340	423,981
Federal Grid Co. Unified Energy System PJSC (b)(c)	379,500,322	166,667
Gazprom PJSC (b)(c)	14,080,643	16,173,268
Inter RAO UES PJSC (b)(c)	45,551,984	626,542
LUKOIL PJSC (b)(c)	517,596	12,873,349
M.Video PJSC (b)(c)	64,040	81,717
Magnit PJSC (b)(c)	98,998	1,481,107
Magnitogorsk Iron & Steel Works PJSC (b)(c)	2,865,545	668,655
MMC Norilsk Nickel PJSC (b)(c)	66,842	6,451,753
Mobile TeleSystems PJSC (b)(c)	1,231,820	1,397,055
Moscow Exchange MICEX-RTS PJSC (b)(c)	2,000,543	959,404
Novatek PJSC (b)(c)	1,405,691	8,608,943
Novolipetsk Steel PJSC (b)(c)	1,509,666	1,366,094
PhosAgro PJSC (b)(c)	47,353	1,175,794
Polyus PJSC (b)(c)	36,951	1,983,743
Raspadskaya OJSC (b)(c)	96,640	149,247
Rosneft Oil Co. PJSC (b)(c)	1,530,941	2,275,661
ROSSETI PJSC (b)(c)	49,542,472	162,587
Rostelecom PJSC (b)(c)	1,453,286	497,975

80
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
RusHydro PJSC (b)(c)	152,706,474	515,886
Sberbank of Russia PJSC (b)(c)	13,691,080	8,622,765
Segezha Group PJSC (b)(c)	5,166,499	192,990
Severstal PAO (b)(c)	259,216	1,763,921
Sistema PJSC (b)(c)	3,869,294	232,525
Sovcomflot PJSC (b)(c)	1,002,415	219,490
Surgutneftegas PJSC (b)(c)	9,658,978	1,039,290
Tatneft PJSC (b)(c)	2,057,171	3,722,067
Unipro PJSC (b)(c)	16,386,456	130,408
United Co. RUSAL International PJSC *(b)(c)	3,457,684	1,039,613
VTB Bank PJSC, GDR (b)(c)	3,022,177	1,563,372
		78,246,092

Saudi Arabia 4.5%
Abdullah Al Othaim Markets Co.	57,864	1,718,168
ACWA Power Co. *	216,980	5,783,511
Advanced Petrochemical Co.	142,968	2,858,064
Al Rajhi Bank	1,642,138	70,207,888
Alinma Bank	1,321,448	12,504,039
Almarai Co. JSC	342,795	4,577,666
Arab National Bank	743,296	5,547,429
Arabian Centers Co., Ltd.	215,956	1,306,661
Arabian Internet & Communications Services Co. *	30,073	1,633,627
Bank AlBilad *	487,562	7,654,504
Bank Al-Jazira	542,301	3,881,116
Banque Saudi Fransi	789,777	11,178,175
BinDawood Holding Co.	40,565	970,956
Bupa Arabia for Cooperative Insurance Co.	74,065	3,198,158
Dallah Healthcare Co.	46,681	1,016,563
Dar Al Arkan Real Estate Development Co. *	693,816	2,023,175
Dr Sulaiman Al Habib Medical Services Group Co.	122,672	5,597,848
Emaar Economic City *	538,448	1,779,661
Etihad Etisalat Co.	512,246	4,765,143
Fawaz Abdulaziz Al Hokair & Co. *	102,166	425,907
Jarir Marketing Co.	80,747	4,493,956
Mobile Telecommunications Co. *	572,345	2,047,304
Mouwasat Medical Services Co.	53,783	2,973,211
National Industrialization Co. *	437,429	2,630,380
National Petrochemical Co.	150,889	1,809,848
Rabigh Refining & Petrochemical Co. *	300,701	1,963,690
Riyad Bank	1,624,541	15,372,019
SABIC Agri-Nutrients Co.	251,441	10,669,672
Sahara International Petrochemical Co.	477,160	5,926,821
Saudi Airlines Catering Co. *	50,463	1,136,584
Saudi Arabian Mining Co. *	540,970	15,399,844
Saudi Arabian Oil Co.	3,408,104	37,744,681
Saudi Basic Industries Corp.	897,551	29,809,114
Saudi Cement Co.	113,934	1,688,496
Saudi Electricity Co.	1,034,589	7,611,125
Saudi Ground Services Co. *	107,809	1,004,325
Saudi Industrial Investment Group	282,764	2,656,777
Saudi Kayan Petrochemical Co. *	980,610	5,316,419
Saudi Pharmaceutical Industries & Medical Appliances Corp.	84,464	872,399
Saudi Research & Media Group *	46,952	3,128,715
Saudi Telecom Co.	797,865	24,244,105
Saudia Dairy & Foodstuff Co.	21,694	989,955
Seera Group Holding *	190,897	1,073,627
Southern Province Cement Co.	96,417	1,747,569
The Co. for Cooperative Insurance	87,658	1,827,133
SECURITY	NUMBER OF SHARES	VALUE ($)
The Qassim Cement Co.	55,968	1,150,181
The Saudi British Bank	1,191,736	12,293,143
The Saudi National Bank	2,940,818	53,459,442
The Savola Group	351,959	3,180,268
United Electronics Co.	42,221	1,462,998
Yamama Cement Co. *	134,709	942,536
Yanbu Cement Co.	103,233	1,042,869
Yanbu National Petrochemical Co.	289,015	5,284,652
		411,582,117

South Africa 4.5%
Absa Group Ltd.	947,570	10,831,824
African Rainbow Minerals Ltd.	144,721	2,562,786
Anglo American Platinum Ltd. (a)	79,095	12,284,614
AngloGold Ashanti Ltd.	560,938	13,194,612
Aspen Pharmacare Holdings Ltd.	506,812	6,592,410
AVI Ltd.	449,970	2,086,416
Barloworld Ltd.	251,743	2,001,400
Bid Corp., Ltd.	444,716	8,990,731
Capitec Bank Holdings Ltd.	110,385	14,818,128
Clicks Group Ltd.	330,582	6,395,566
Coronation Fund Managers Ltd.	319,707	950,690
Dis-Chem Pharmacies Ltd.	485,840	1,088,483
Discovery Ltd. *	547,389	5,589,904
Distell Group Holdings Ltd. *	129,659	1,437,346
Exxaro Resources Ltd.	339,346	4,349,514
FirstRand Ltd.	6,561,377	28,075,602
Fortress REIT Ltd., Class A	1,781,538	1,479,187
Gold Fields Ltd.	1,172,246	16,297,273
Growthpoint Properties Ltd.	4,595,242	3,984,873
Harmony Gold Mining Co., Ltd.	722,685	3,142,353
Impala Platinum Holdings Ltd.	1,085,161	20,640,707
Investec Ltd.	382,172	2,138,086
Kumba Iron Ore Ltd.	74,380	2,909,544
Life Healthcare Group Holdings Ltd.	1,791,022	2,598,590
Momentum Metropolitan Holdings	1,320,144	1,595,023
Mr Price Group Ltd.	339,743	4,608,764
MTN Group Ltd. *	2,409,456	29,875,539
MultiChoice Group	478,091	3,898,983
Naspers Ltd., N Shares	283,410	35,369,348
Nedbank Group Ltd.	562,941	7,963,325
NEPI Rockcastle plc	693,987	4,392,294
Netcare Ltd.	1,897,101	1,797,350
Northam Platinum Holdings Ltd. *	444,219	7,137,114
Old Mutual Ltd.	5,957,379	4,857,659
Pepkor Holdings Ltd.	2,097,348	2,979,245
Pick n Pay Stores Ltd.	451,217	1,343,212
PSG Group Ltd. *	210,916	1,116,923
Rand Merchant Investment Holdings Ltd.	998,335	3,125,672
Redefine Properties Ltd.	7,276,116	1,987,071
Reinet Investments SCA	190,345	3,904,582
Remgro Ltd.	687,277	6,214,736
Resilient REIT Ltd.	422,054	1,590,982
Royal Bafokeng Platinum Ltd.	234,628	2,763,607
Sanlam Ltd.	2,330,126	9,750,264
Santam Ltd.	53,844	954,749
Sappi Ltd. *	727,902	2,398,626
Sasol Ltd. *	746,656	16,940,309
Shoprite Holdings Ltd.	650,037	9,633,294
Sibanye Stillwater Ltd.	3,707,795	17,125,082
Standard Bank Group Ltd.	1,780,579	18,740,870
Telkom S.A. SOC Ltd. *	389,981	1,043,819
The Bidvest Group Ltd.	455,028	6,196,508
The Foschini Group Ltd.	444,752	3,584,783
The SPAR Group Ltd.	248,902	2,642,928
Tiger Brands Ltd.	220,767	2,333,608

81
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Truworths International Ltd. (a)	530,571	2,011,037
Vodacom Group Ltd.	792,629	7,592,106
Woolworths Holdings Ltd.	1,321,337	4,318,234
		406,228,285

Taiwan 18.3%
Accton Technology Corp.	694,000	6,238,202
Acer, Inc.	3,836,086	3,940,762
Advantech Co., Ltd.	553,619	7,237,430
Airtac International Group	207,920	6,823,128
ASE Technology Holding Co., Ltd.	4,564,120	16,166,118
Asia Cement Corp.	3,222,286	5,183,702
ASMedia Technology, Inc.	51,445	3,119,547
Asustek Computer, Inc.	948,621	12,570,455
AU Optronics Corp.	11,797,530	8,647,735
Capital Securities Corp.	2,783,644	1,558,880
Catcher Technology Co., Ltd.	966,224	4,928,483
Cathay Financial Holding Co., Ltd.	10,986,914	24,415,364
Chailease Holding Co., Ltd.	1,776,788	15,907,751
Chang Hwa Commercial Bank Ltd.	8,743,213	5,520,060
Cheng Shin Rubber Industry Co., Ltd.	2,500,277	3,174,955
Chicony Electronics Co., Ltd.	850,118	2,716,981
China Airlines Ltd. *	3,759,872	3,741,767
China Development Financial Holding Corp.	20,749,308	14,025,304
China Motor Corp.	323,600	717,957
China Steel Corp.	16,512,956	21,204,438
Chunghwa Telecom Co., Ltd.	5,057,310	22,458,894
Compal Electronics, Inc.	5,590,535	5,065,083
CTBC Financial Holding Co., Ltd.	24,528,792	23,754,475
Delta Electronics, Inc.	2,902,148	25,517,370
E.Sun Financial Holding Co., Ltd.	16,955,489	17,811,277
Eclat Textile Co., Ltd.	267,510	5,524,819
ENNOSTAR, Inc. *	900,914	2,538,691
Eternal Materials Co., Ltd.	1,334,213	1,718,034
Eva Airways Corp. *	3,259,374	3,749,414
Evergreen Marine Corp., Ltd.	3,524,222	18,039,089
Far Eastern International Bank	3,372,243	1,335,184
Far Eastern New Century Corp.	5,166,799	5,446,011
Far EasTone Telecommunications Co., Ltd.	2,076,280	5,132,378
Feng TAY Enterprise Co., Ltd.	577,584	4,264,665
First Financial Holding Co., Ltd.	13,739,733	12,595,368
Formosa Chemicals & Fibre Corp.	4,635,008	13,061,018
Formosa Petrochemical Corp.	1,874,660	6,539,745
Formosa Plastics Corp.	6,528,560	24,451,536
Formosa Taffeta Co., Ltd.	1,324,000	1,345,960
Foxconn Technology Co., Ltd.	1,406,355	3,200,480
Fubon Financial Holding Co., Ltd.	9,390,089	25,154,117
Genius Electronic Optical Co., Ltd.	113,000	1,833,958
Giant Manufacturing Co., Ltd.	418,752	4,324,191
Globalwafers Co., Ltd.	278,451	6,833,397
Hiwin Technologies Corp.	377,883	3,565,188
Hon Hai Precision Industry Co., Ltd.	16,001,092	58,787,675
Hotai Motor Co., Ltd.	416,000	9,348,315
HTC Corp. *	989,778	2,044,164
Hua Nan Financial Holdings Co., Ltd.	13,541,286	10,674,600
Innolux Corp.	12,167,029	7,269,404
Inventec Corp.	3,997,043	3,657,006
Largan Precision Co., Ltd.	137,456	9,904,088
Lite-On Technology Corp.	2,814,866	6,867,731
MediaTek, Inc.	1,981,713	76,695,509
Mega Financial Holding Co., Ltd.	14,608,901	19,593,176
Micro-Star International Co., Ltd.	918,095	5,092,341
momo.com, Inc.	60,900	2,135,356
Nan Ya Plastics Corp.	7,528,816	23,551,887
Nan Ya Printed Circuit Board Corp.	288,000	5,382,986
SECURITY	NUMBER OF SHARES	VALUE ($)
Nanya Technology Corp.	1,102,000	3,030,647
Nien Made Enterprise Co., Ltd.	176,752	2,275,993
Novatek Microelectronics Corp.	762,608	12,417,712
OBI Pharma, Inc. *	151,261	631,266
Oneness Biotech Co., Ltd. *	386,000	3,407,705
Parade Technologies Ltd.	93,100	6,326,217
Pegatron Corp.	2,680,657	6,607,219
Pou Chen Corp.	3,446,792	3,946,568
Powertech Technology, Inc.	959,000	3,222,322
President Chain Store Corp.	750,400	6,999,451
Quanta Computer, Inc.	3,536,057	11,717,485
Realtek Semiconductor Corp.	632,336	10,285,187
Shin Kong Financial Holding Co., Ltd.	17,157,672	6,885,101
Silergy Corp.	83,000	10,776,529
Sino-American Silicon Products, Inc.	713,000	4,628,714
SinoPac Financial Holdings Co., Ltd.	14,178,699	8,648,324
Synnex Technology International Corp.	1,773,956	4,549,579
Taishin Financial Holding Co., Ltd.	14,704,517	10,227,861
Taiwan Business Bank	7,120,515	2,819,252
Taiwan Cement Corp.	7,232,739	12,215,808
Taiwan Cooperative Financial Holding Co., Ltd.	13,117,145	12,375,548
Taiwan Fertilizer Co., Ltd.	919,508	2,243,422
Taiwan Glass Industry Corp.	2,115,311	1,727,862
Taiwan High Speed Rail Corp.	2,739,000	2,887,014
Taiwan Mobile Co., Ltd.	2,158,524	7,968,869
Taiwan Secom Co., Ltd.	387,000	1,414,928
Taiwan Semiconductor Manufacturing Co., Ltd.	32,157,500	692,817,193
Teco Electric & Machinery Co., Ltd.	2,605,000	2,792,233
The Shanghai Commercial & Savings Bank Ltd.	4,456,000	7,279,643
Transcend Information, Inc.	419,000	1,055,160
U-Ming Marine Transport Corp.	602,000	1,299,126
Unimicron Technology Corp.	1,737,348	15,740,553
Uni-President Enterprises Corp.	6,450,676	15,439,285
United Microelectronics Corp.	15,584,850	28,962,750
Vanguard International Semiconductor Corp.	1,208,000	5,407,669
Voltronic Power Technology Corp.	69,000	3,544,141
Walsin Lihwa Corp.	4,211,000	4,190,722
Walsin Technology Corp. *	660,000	3,437,132
Wan Hai Lines Ltd.	1,054,400	7,033,094
Win Semiconductors Corp.	537,000	5,784,698
Winbond Electronics Corp.	3,924,000	4,618,941
Wistron Corp.	3,970,080	4,163,380
Wiwynn Corp.	109,000	3,837,453
Yageo Corp.	668,000	10,758,052
Yang Ming Marine Transport Corp. *	2,237,000	9,216,105
Yuanta Financial Holding Co., Ltd.	15,544,368	13,778,404
Yulon Motor Co., Ltd.	660,114	961,857
Yulon Nissan Motor Co., Ltd.	60,000	531,835
Zhen Ding Technology Holding Ltd.	830,000	2,723,738
		1,659,713,346

Thailand 2.6%
Advanced Info Service PCL NVDR	1,474,200	10,331,807
Airports of Thailand PCL NVDR *	5,722,700	11,252,746
Asset World Corp. PCL NVDR *	9,482,200	1,392,948
B Grimm Power PCL NVDR	878,100	927,145
Bangkok Bank PCL NVDR	1,100,900	4,716,940
Bangkok Dusit Medical Services PCL NVDR	11,853,800	8,597,860
Bangkok Expressway & Metro PCL	10,896,290	2,967,926
Bangkok Life Assurance PCL NVDR	684,900	922,283
Banpu PCL NVDR	7,539,433	2,515,067

82
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Berli Jucker PCL NVDR	1,317,950	1,351,226
BTS Group Holdings PCL NVDR	11,095,500	3,225,930
Bumrungrad Hospital PCL NVDR	460,300	2,162,389
Carabao Group PCL NVDR	487,200	1,587,966
Central Pattana PCL NVDR	3,697,900	6,252,761
Central Retail Corp. PCL NVDR	3,750,500	4,390,409
Charoen Pokphand Foods PCL NVDR	4,698,500	3,630,823
CP ALL PCL NVDR	6,942,800	14,448,673
Delta Electronics Thailand PCL NVDR	374,821	4,634,359
Digital Telecommunications Infrastructure Fund, Class F	7,822,200	3,399,395
Electricity Generating PCL NVDR	337,700	1,855,154
Energy Absolute PCL NVDR	2,216,551	6,444,448
Global Power Synergy PCL NVDR	886,168	2,034,051
Gulf Energy Development PCL NVDR	5,649,859	8,731,993
Home Product Center PCL NVDR	7,500,619	3,489,194
Indorama Ventures PCL NVDR	2,408,300	3,316,710
Intouch Holdings PCL NVDR	1,928,509	4,470,836
IRPC PCL NVDR	13,763,000	1,600,594
Kasikornbank PCL NVDR	2,124,400	10,630,127
Krung Thai Bank PCL NVDR	8,205,200	3,515,617
Krungthai Card PCL NVDR	1,725,400	3,339,910
Land & Houses PCL NVDR	10,624,100	3,121,388
Minor International PCL NVDR *	5,233,180	4,924,875
Muangthai Capital PCL NVDR	850,415	1,340,363
Osotspa PCL NVDR	1,822,663	1,966,301
PTT Exploration & Production PCL NVDR	1,871,804	7,819,472
PTT Global Chemical PCL NVDR	2,696,414	4,373,678
PTT Oil & Retail Business PCL NVDR	3,698,500	2,914,656
PTT PCL NVDR	19,106,800	23,097,738
Ratch Group PCL NVDR	975,000	1,372,609
SCG Packaging PCL NVDR	1,577,700	2,957,433
Siam City Cement PCL NVDR	129,400	637,594
Siam Makro PCL NVDR	975,703	1,276,551
Sri Trang Gloves Thailand PCL NVDR	1,359,400	1,071,295
Srisawad Corp. PCL NVDR	835,300	1,476,314
Thai Oil PCL NVDR	1,406,600	2,313,841
Thai Union Group PCL NVDR	3,705,600	2,313,519
The Siam Cement PCL NVDR	1,118,400	13,417,377
The Siam Commercial Bank PCL NVDR	3,233,300	12,418,643
TMBThanachart Bank PCL NVDR	60,649,218	2,542,905
Total Access Communication PCL NVDR	982,400	1,413,093
True Corp. PCL NVDR	14,927,666	2,284,264
		233,191,196

Turkey 0.4%
Akbank T.A.S.	3,408,178	1,728,723
Anadolu Efes Biracilik Ve Malt Sanayii AS	295,496	515,106
Arcelik A/S	231,269	923,598
Aselsan Elektronik Sanayi Ve Ticaret A/S	760,276	1,219,983
BIM Birlesik Magazalar A/S	598,761	3,158,047
Coca-Cola Icecek A/S	93,763	735,375
Enerjisa Enerji A/S	380,683	363,663
Enka Insaat ve Sanayi A/S	921,200	814,212
Eregli Demir ve Celik Fabrikalari T.A.S.	1,809,606	4,058,007
Ford Otomotiv Sanayi A/S	81,487	1,585,097
Gubre Fabrikalari TAS *	112,814	619,434
Haci Omer Sabanci Holding A/S	1,208,597	1,355,128
Iskenderun Demir ve Celik A/S	215,984	357,801
KOC Holding A/S	1,180,406	2,694,732
Koza Altin Isletmeleri A/S *	61,105	504,812
SECURITY	NUMBER OF SHARES	VALUE ($)
Petkim Petrokimya Holding A/S *	1,693,942	947,214
Sasa Polyester Sanayi *	241,868	810,784
TAV Havalimanlari Holding AS *	231,456	562,456
Tofas Turk Otomobil Fabrikasi A/S	155,286	899,696
Turk Hava Yollari AO *	680,560	1,258,037
Turk Telekomunikasyon A/S	719,693	449,690
Turkcell Iletisim Hizmetleri A/S	1,512,772	2,239,745
Turkiye Garanti Bankasi A/S	2,691,124	2,151,400
Turkiye Halk Bankasi A/S *	988,998	312,548
Turkiye Is Bankasi A/S, Class C	1,891,440	1,086,309
Turkiye Petrol Rafinerileri A/S *	184,737	2,571,188
Turkiye Sise ve Cam Fabrikalari A/S	1,922,787	1,717,511
Turkiye Vakiflar Bankasi T.A.O., Class D, Class D *	872,126	210,171
Yapi ve Kredi Bankasi AS	2,078,919	536,993
		36,387,460

United Arab Emirates 1.5%
Abu Dhabi Commercial Bank PJSC	3,722,862	10,905,922
Abu Dhabi Islamic Bank PJSC	2,030,570	4,892,540
Abu Dhabi National Oil Co. for Distribution PJSC	3,517,991	3,946,073
ADNOC Drilling Co. PJSC *	2,072,464	1,940,969
Air Arabia PJSC *	3,253,177	1,452,529
Aldar Properties PJSC	5,204,643	5,951,321
Aramex PJSC	220,851	240,510
Dana Gas PJSC	4,944,574	1,426,947
Dubai Financial Market PJSC *	2,178,579	1,381,982
Dubai Investments PJSC	2,843,263	1,749,438
Dubai Islamic Bank PJSC	3,988,103	6,612,365
Emaar Development PJSC *	1,234,043	1,437,961
Emaar Properties PJSC	5,363,641	7,418,166
Emirates NBD Bank PJSC	3,316,759	12,912,880
Emirates Telecommunications Group Co. PJSC	4,656,629	44,347,037
First Abu Dhabi Bank PJSC	5,844,429	32,905,294
		139,521,934
Total Common Stocks (Cost $7,089,877,433)		8,874,637,630

PREFERRED STOCKS 1.9% OF NET ASSETS

Brazil 1.7%
Alpargatas S.A.	244,536	1,221,327
Azul S.A. *	379,821	1,864,564
Banco Bradesco S.A.	6,299,070	24,882,286
Banco Inter S.A.	1,051,505	1,389,978
Banco Pan S.A.	435,376	845,956
Bradespar S.A.	372,370	2,177,103
Braskem S.A., A Shares	255,228	2,364,663
Centrais Eletricas Brasileiras S.A., B Shares	348,308	2,326,470
Cia de Transmissao de Energia Electrica Paulista	221,678	1,051,225
Cia Energetica de Minas Gerais	1,553,037	3,858,702
Cia Energetica de Sao Paulo, B Shares	234,913	1,039,204
Companhia Paranaense de Energia, B Shares	1,509,424	2,030,458
Gerdau S.A.	1,434,643	7,090,089
Itau Unibanco Holding S.A.	6,422,687	31,753,758
Itausa S.A.	6,298,096	12,249,728
Metalurgica Gerdau S.A.	1,007,135	2,035,110
Petroleo Brasileiro S.A.	7,605,782	50,196,360
Raizen S.A.	1,603,442	1,777,210

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Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Usinas Siderurgicas de Minas Gerais S.A., A Shares	570,387	1,628,665
		151,782,856

Chile 0.2%
Embotelladora Andina S.A., B Shares	548,357	1,199,790
Sociedad Quimica y Minera de Chile S.A., B Shares	182,529	12,171,662
		13,371,452

Colombia 0.0%
Grupo Aval Acciones y Valores S.A.	5,652,896	1,536,426

Russia 0.0%
Bashneft PJSC (b)(c)	29,879	88,827
Surgutneftegas PJSC (b)(c)	9,822,026	1,502,653
Tatneft PJSC (b)(c)	177,044	283,673
Transneft PJSC (b)(c)	1,959	1,418,156
		3,293,309
Total Preferred Stocks (Cost $175,914,179)		169,984,043

RIGHTS 0.0% OF NET ASSETS

Brazil 0.0%
Americanas S.A.
expires 03/03/22, strike BRL 23.73 *(b)	20,230	26,585
Total Rights (Cost $0)		26,585

SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (d)	44,555,083	44,555,083
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (d)(e)	23,025,482	23,025,482
		67,580,565
Total Short-Term Investments (Cost $67,580,565)		67,580,565
Total Investments in Securities (Cost $7,333,372,177)		9,112,228,823

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 03/18/22	563	33,090,325	(791,033)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $22,646,905.
(b)	Fair valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs had ceased and suspended the fund’s ability to buy or sell these securities as of February 28, 2022.
(d)	The rate shown is the 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
LT —	Limited tax
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust
BRL —	Brazilian Real

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Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$4,253,957,317	$—	$—	$4,253,957,317
China	3,146,629,661	—	437,943	3,147,067,604
Greece	31,471,042	—	0*	31,471,042
Hong Kong	—	—	0*	0
India	1,362,684,010	—	1,211,565	1,363,895,575
Russia [2]	—	—	78,246,092	78,246,092
Preferred Stocks[1]	166,690,734	—	—	166,690,734
Russia [2]	—	—	3,293,309	3,293,309
Rights [1]
Brazil	—	—	26,585	26,585
Short-Term Investments[1]	67,580,565	—	—	67,580,565
Liabilities
Futures Contracts[3]	(791,033)	—	—	(791,033)
Total	$9,028,222,296	$—	$83,215,494	$9,111,437,790

*	Level 3 amount shown includes securities determined to have no value at February 28, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs had ceased and suspended the fund’s ability to buy or sell these securities as of February 28, 2022.
[3]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Emerging Markets Equity ETF
Statement of Assets and Liabilities

As of February 28, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $7,333,372,177) including securities on loan of $22,646,905		$9,112,228,823
Foreign currency, at value (cost $14,081,926)		13,983,982
Deposit with broker for futures contracts		1,839,732
Receivables:
Dividends		18,701,860
Investments sold		1,391,838
Income from securities on loan	+	26,796
Total assets		9,148,173,031
Liabilities
Collateral held for securities on loan		23,025,482
Payables:
Foreign capital gains tax		46,049,491
Investments bought		14,693,200
Management fees		799,732
Variation margin on futures contracts	+	219,854
Total liabilities		84,787,759
Net assets		$9,063,385,272
Net Assets by Source
Capital received from investors		$8,334,145,890
Total distributable earnings	+	729,239,382
Net assets		$9,063,385,272

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,063,385,272		319,000,000		$28.41

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Schwab Emerging Markets Equity ETF
Statement of Operations

For the period September 1, 2021 through February 28, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $9,044,067)		$88,926,863
Income from non-cash dividends - unaffiliated		6,534,551
Securities on loan, net	+	290,078
Total investment income		95,751,492
Expenses
Management fees		5,128,637
Total expenses	–	5,128,637
Net investment income		90,622,855
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated (net of foreign capital gains tax paid of $59,441)		(104,253,087)
Net realized gains on futures contracts		251,584
Net realized losses on foreign currency transactions	+	(1,120,004)
Net realized losses		(105,121,507)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated (net of change in foreign capital gains tax of $8,794,396)		(786,287,077)
Net change in unrealized appreciation (depreciation) on futures contracts		(1,398,606)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(200,038)
Net change in unrealized appreciation (depreciation)	+	(787,885,721)
Net realized and unrealized losses		(893,007,228)
Decrease in net assets resulting from operations		($802,384,373)
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Schwab Emerging Markets Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/21-2/28/22		9/1/20-8/31/21
Net investment income		$90,622,855	$177,245,520
Net realized losses		(105,121,507)	(154,663,920)
Net change in unrealized appreciation (depreciation)	+	(787,885,721)	1,383,742,353
Increase (decrease) in net assets resulting from operations		($802,384,373)	$1,406,323,953
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($196,477,810)	($204,700,900)

TRANSACTIONS IN FUND SHARES
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		18,600,000	$557,105,955	35,000,000	$1,107,996,332
Net transactions in fund shares		18,600,000	$557,105,955	35,000,000	$1,107,996,332
SHARES OUTSTANDING AND NET ASSETS
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		300,400,000	$9,505,141,500	265,400,000	$7,195,522,115
Total increase (decrease)	+	18,600,000	(441,756,228)	35,000,000	2,309,619,385
End of period		319,000,000	$9,063,385,272	300,400,000	$9,505,141,500
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Schwab International Equity ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab International Dividend Equity ETF	Schwab Short-Term U.S. Treasury ETF
Schwab International Equity ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab International Small-Cap Equity ETF	Schwab Long-Term U.S. Treasury ETF
Schwab Emerging Markets Equity ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Broad Market ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab 1000 Index® ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. REIT ETF	Schwab Ariel ESG ETF
Schwab U.S. TIPS ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 28, 2022 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 10% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 28, 2022, Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF had securities on loan, all of which were classified as common stocks and warrants. The value of the securities on loan and the related collateral as of February 28, 2022, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked to- market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: Effective February 1, 2022, the Central Securities Depositories Regulation (CSDR) introduced new measures for the authorization and supervision of European Union Central Security Depositories and sets out to create a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Funds may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. At this time, management believes the adoption of CSDR will not have a material impact to the financial statements.
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The funds filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser.
(e)  Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, semiannually, and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes accrued as of February 28, 2022, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters or epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs), which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Each fund uses statistical sampling techniques, and as a result, a fund may not fully replicate its respective index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because each fund utilizes a sampling approach, it may not track the return of its respective index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, liquidity risk and leverage risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities which means even a small amount of leverage can have a disproportionately large impact on the fund. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB INTERNATIONAL DIVIDEND EQUITY ETF	SCHWAB INTERNATIONAL EQUITY ETF	SCHWAB INTERNATIONAL SMALL-CAP EQUITY ETF	SCHWAB EMERGING MARKETS EQUITY ETF
0.14%	0.06%	0.11%	0.11%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to the Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of February 28, 2022, as applicable:
	UNDERLYING FUNDS
	SCHWAB INTERNATIONAL EQUITY ETF	SCHWAB INTERNATIONAL SMALL-CAP EQUITY ETF	SCHWAB EMERGING MARKETS EQUITY ETF
Schwab International Opportunities Fund	—%	—%	0.6%
Schwab Target 2010 Index Fund	0.0%*	—%	—%
Schwab Target 2015 Index Fund	0.0%*	—%	—%
Schwab Target 2020 Index Fund	0.1%	—%	—%
Schwab Target 2025 Index Fund	0.3%	—%	0.1%
Schwab Target 2030 Index Fund	0.5%	—%	0.2%
Schwab Target 2035 Index Fund	0.3%	—%	0.2%
Schwab Target 2040 Index Fund	0.5%	—%	0.3%
Schwab Target 2045 Index Fund	0.3%	—%	0.2%
Schwab Target 2050 Index Fund	0.4%	—%	0.3%
Schwab Target 2055 Index Fund	0.2%	—%	0.2%
Schwab Target 2060 Index Fund	0.3%	—%	0.3%
Schwab Target 2065 Index Fund	0.0%*	—%	0.0%*
Schwab VIT Balanced Portfolio	0.0%*	0.0%*	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.1%	0.1%	0.1%
Schwab VIT Growth Portfolio	0.1%	0.2%	0.2%

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the funds, subject to reimbursement by the funds to the extent the funds are able to successfully recover taxes withheld in the future.
For the period ended February 28, 2022, the professional fees incurred by the Schwab International Equity ETF and Schwab International Small-Cap Equity ETF were $81,778 and $9,576, respectively, as shown on the Statement of Operations.
For the period ended February 28, 2022, Schwab International Equity ETF recovered previously withheld foreign taxes from France and Finland. The payments received by Schwab International Equity ETF amounted to $6,684,551, which includes $832,462 of interest income, and are recorded as income in the fund’s Statement of Operations. The investment adviser had paid upfront professional fees associated with recovering these foreign taxes in the amount of $350,139 for Schwab International Equity ETF. Those amounts have been reimbursed to the investment adviser by the Schwab International Equity ETF. During the six-months ended February 28, 2022, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of February 28, 2022, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the Schwab International Equity ETF and Schwab International Small-Cap Equity ETF to the investment adviser was $81,778 and $9,576, respectively. Schwab International Dividend Equity ETF and Schwab Emerging Markets ETF had no balance of professional fees related to foreign withholding tax subject to future reimbursement by the funds to the investment adviser.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 28, 2022, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab International Dividend Equity ETF	$1,546,982	$1,310,170	($123,474)
Schwab International Equity ETF	101,727,677	66,641,982	(15,294,166)
Schwab International Small-Cap Equity ETF	16,263,055	99,589,206	27,897,240
Schwab Emerging Markets Equity ETF	6,311,445	39,922,309	(12,297,179)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares. The transfer agent is also responsible for the order-taking function for the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 30, 2021. On September 30, 2021, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street, which matured on September 30, 2021. On September 30, 2021, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
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Financial Notes, unaudited (continued)

7. Borrowing from Banks (continued):
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at February 28, 2022 are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended February 28, 2022, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab International Dividend Equity ETF	$632,950	7
Schwab International Equity ETF	103,688,466	915
Schwab International Small-Cap Equity ETF	13,963,785	123
Schwab Emerging Markets Equity ETF	26,160,390	425

9. Purchases and Sales of Investment Securities:
For the period ended February 28, 2022, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab International Dividend Equity ETF	$30,056,616	$8,946,399
Schwab International Equity ETF	837,393,265	1,039,677,514
Schwab International Small-Cap Equity ETF	371,195,576	395,690,444
Schwab Emerging Markets Equity ETF	1,033,339,350	692,541,818

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended February 28, 2022, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab International Dividend Equity ETF	$150,495,663	$0
Schwab International Equity ETF	2,235,138,970	0
Schwab International Small-Cap Equity ETF	353,070,063	85,352,414
Schwab Emerging Markets Equity ETF	94,450,798	0
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Financial Notes, unaudited (continued)

10. In-Kind Transactions (continued):
For the period ended February 28, 2022, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 28, 2022 are disclosed in the funds’ Statements of Operations, if any.

11. Federal Income Taxes:
As of February 28, 2022, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab International Dividend Equity ETF	$272,151,108	$8,838,065	($11,931,494)	($3,093,429)
Schwab International Equity ETF	23,980,134,289	5,659,656,832	(1,488,957,691)	4,170,699,141
Schwab International Small-Cap Equity ETF	3,340,590,765	672,323,930	(337,049,381)	335,274,549
Schwab Emerging Markets Equity ETF	7,582,826,502	2,432,227,296	(903,616,008)	1,528,611,288
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2021, the funds had capital loss carryforwards available as follows:

Schwab International Dividend Equity ETF	$19,885
Schwab International Equity ETF	953,869,193
Schwab International Small-Cap Equity ETF	161,565,072
Schwab Emerging Markets Equity ETF	639,554,968
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2022. The tax-basis components of distributions paid during the fiscal year ended August 31, 2021 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab International Dividend Equity ETF	$95,190
Schwab International Equity ETF	557,207,730
Schwab International Small-Cap Equity ETF	66,927,200
Schwab Emerging Markets Equity ETF	204,700,900
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. A fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
As of August 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended August 31, 2021, the funds did not incur any interest or penalties.
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Financial Notes, unaudited (continued)

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Liquidity Risk Management Program  (Unaudited)

The Funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The Funds’ Board of Trustees (the “Board”) has designated the Funds’ investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The program is reasonably designed to assess and manage a Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each Fund’s investments is supported by third-party liquidity assessment vendors.
The Funds’ Board reviewed a report at its meeting held on September 20, 2021 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2020, through May 31, 2021, which included individual Fund liquidity risk metrics. No significant liquidity events impacting any of the Funds were noted in the report. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing each Fund’s liquidity risk.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	103	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired.	103	Director (2008 – present), KLA-Tencor Corporation
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director and Chief Executive Officer (Oct. 2008 – present) and President (Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – Apr. 2020), Charles Schwab Bank, SSB; Director (Nov. 2017 – Apr. 2020), Charles Schwab Premier Bank, SSB; Director (May 2007 – Apr. 2020), and Senior Executive Vice President (Feb. 2016 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief Operating Officer (Jan. 2020 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Apr. 2019 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Director (July 2020 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present) and Chief Investment Officer (Apr. 2011 – present), Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
Dow Jones International Dividend 100 Index  An index that is designed to measure the performance of high dividend yielding stocks issued by companies in developed and emerging countries outside of the United States that have a record of consistently paying dividends, selected for fundamental strength based on financial ratios and lower volatility. The 100-component index is derived from the constituents of the Dow Jones Global ex-U.S. Large-Cap Index and the Dow Jones Global ex-U.S. Mid-Cap Index, and excludes real estate investment trusts (REITs). It is modified market capitalization weighted.
European Depositary Receipt (EDR)  A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex US Index (Net)   An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net)  An index comprised of small-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small-capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)   An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Global Depositary Receipt (GDR)  A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.

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market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

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Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Dividend Equity ETF
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF
Active, Semi-Transparent (Also Known As Non-Transparent) ETF
Schwab Ariel ESG ETF

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2022 Charles Schwab Investment Management, Inc., dba Schwab Asset Management. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.
The Schwab Ariel ESG ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
•	You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
•	The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.
•	These additional risks may be even greater in bad or uncertain market conditions.
•	The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.
For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information. These risks are discussed on the next page.

Schwab International Equity ETFs
Active semi-transparent ETFs operate differently from other exchange-traded funds (ETFs). Unlike other ETFs, an active semi-transparent ETF does not publicly disclose its entire portfolio composition each business day, which may affect the price at which shares of the ETF trade in the secondary market. Active semi-transparent ETFs have limited public trading history. There can be no assurance that an active trading market will develop, be maintained or operate as intended. There is a risk that the market price of an active semi-transparent ETF may vary significantly from the ETF’s net asset value and that its shares may trade at a wider bid/ask spread and, therefore, cost investors more to trade than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Proxy Portfolio Risk: Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per Share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETF trading on the basis of a published Proxy Portfolio may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore may cost investors more to trade. Also, while the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
Proxy Portfolio Construction: The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio.
The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction. Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and a Fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website www.schwabassetmanagement.com.
Because environmental, social and governance (ESG) strategies exclude some securities, ESG-focused products may not be able to take advantage of the same opportunities or market trends as products that do not use such strategies. Additionally, the criteria used to select companies for investment may result in investing in securities, industries or sectors that underperform the market as a whole.

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MFR54790-12
00272508

Semiannual Report  |  February 28, 2022
Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF	SCHB
Schwab 1000 Index® ETF	SCHK
Schwab U.S. Large-Cap ETF	SCHX
Schwab U.S. Large-Cap Growth ETF	SCHG
Schwab U.S. Large-Cap Value ETF	SCHV
Schwab U.S. Mid-Cap ETF	SCHM
Schwab U.S. Small-Cap ETF	SCHA
Schwab U.S. Dividend Equity ETF	SCHD

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended February 28, 2022
Schwab U.S. Broad Market ETF (Ticker Symbol: SCHB)
Market Price Return[1]	-4.45%
NAV Return[1]	-4.43%
Dow Jones U.S. Broad Stock Market Index	-4.43%
ETF Category: Morningstar Large Blend[2]	-3.56%
Performance Details	pages 6-7

Schwab 1000 Index ETF (Ticker Symbol: SCHK)
Market Price Return[1]	-4.11%
NAV Return[1]	-4.15%
Schwab 1000 Index®	-4.14%
Russell 1000® Index	-3.88%
ETF Category: Morningstar Large Blend[2]	-3.56%
Performance Details	pages 8-9

Schwab U.S. Large-Cap ETF (Ticker Symbol: SCHX)
Market Price Return[1]	-4.01%
NAV Return[1]	-4.02%
Dow Jones U.S. Large-Cap Total Stock Market Index	-4.02%
ETF Category: Morningstar Large Blend[2]	-3.56%
Performance Details	pages 10-11

Schwab U.S. Large-Cap Growth ETF (Ticker Symbol: SCHG)
Market Price Return[1]	-8.44%
NAV Return[1]	-8.46%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	-8.44%
ETF Category: Morningstar Large Growth[2]	-11.73%
Performance Details	pages 12-13
Total Returns for the 6 Months Ended February 28, 2022
Schwab U.S. Large-Cap Value ETF (Ticker Symbol: SCHV)
Market Price Return[1]	-0.06%
NAV Return[1]	-0.06%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	-0.05%
ETF Category: Morningstar Large Value[2]	1.69%
Performance Details	pages 14-15

Schwab U.S. Mid-Cap ETF (Ticker Symbol: SCHM)
Market Price Return[1]	-5.42%
NAV Return[1]	-5.44%
Dow Jones U.S. Mid-Cap Total Stock Market Index	-5.44%
ETF Category: Morningstar Mid-Cap Blend[2]	-3.55%
Performance Details	pages 16-17

Schwab U.S. Small-Cap ETF (Ticker Symbol: SCHA)
Market Price Return[1]	-8.52%
NAV Return[1]	-8.54%
Dow Jones U.S. Small-Cap Total Stock Market Index	-8.56%
ETF Category: Morningstar Small Blend[2]	-4.15%
Performance Details	pages 18-19

Schwab U.S. Dividend Equity ETF (Ticker Symbol: SCHD)
Market Price Return[1]	0.81%
NAV Return[1]	0.85%
Dow Jones U.S. Dividend 100TM Index	0.89%
ETF Category: Morningstar Large Value[2]	1.69%
Performance Details	pages 20-21
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Indices are products of S&P Dow Jones Indices LLC and/or its affiliates, and have been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Equity ETFs, based on their respective Dow Jones Indices, are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such products.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
The Investment Environment

For the six-month reporting period ended February 28, 2022, U.S. equity markets lost ground. Over the first four months of the reporting period, U.S. stocks posted mostly steady gains, with several key market indices repeatedly exceeding previous record highs through early January 2022, despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and rapid spread of the Delta variant during the summer and the Omicron variant late in 2021. Market tailwinds included strong corporate earnings, ongoing, albeit fading, fiscal stimulus measures, and optimism related to increased COVID-19 vaccination rates. However, beginning in early 2022, equity markets declined in reaction to growing headwinds that included accelerating inflation, an increasing likelihood of rising interest rates, and, in the final week of the reporting period, Russia’s invasion of Ukraine, which drove oil prices above $100 per barrel for the first time since 2014 and roiled stock markets around the world. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned -2.62%. Small- and mid-cap stocks were weaker than large-cap stocks, with the Russell 2000® Index and the Dow Jones U.S. Mid-Cap Total Stock Market Index and returning -9.46% and -5.44%, respectively. Across both large- and small-cap stocks, value stocks outperformed growth.
The U.S. economy continued its recovery from the dramatic impact of the COVID-19 pandemic, although U.S. gross domestic product (GDP) growth fluctuated over the reporting period. After rising at an annualized rate of 6.7% in the second quarter of 2021, GDP growth fell back to 2.3% for the third quarter amid fading government stimuli, ongoing supply chain disruptions, and persisting inflation. GDP rose at an annualized rate of 6.9% in the fourth quarter of 2021 on increasing inventories, exports, and personal consumption expenditures. The unemployment rate, which has fallen steadily after skyrocketing in April 2020, ended the reporting period at its lowest level since February 2020. Annual inflation, which had remained well below the U.S. Federal Reserve’s (Fed) traditional 2% target until it jumped in March 2021, continued to rise during the spring of 2021, leveled off during the summer of 2021, and rose again through the remainder of the reporting period. At the end the reporting period, inflation was at its highest rate in 40 years, due to imbalances in the labor market, supply chain bottlenecks, and soaring energy costs.
Asset Class Performance Comparison % returns during the 6 months ended February 28, 2022

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and Schwab Asset Management.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
The Investment Environment (continued)

Monetary policies around the world varied. In the United States, the Fed maintained the federal funds rate in a range of 0.00% to 0.25% throughout the reporting period. However, as inflation continued to rise and indicators of economic activity and employment continued to strengthen, the Fed began scaling back its bond-buying program in November 2021, citing significant progress on its twin goals of maximum employment and price stability. The Fed subsequently accelerated its wind-down in December 2021, with expectations to end it altogether by March 2022. Fed officials also issued successively strong signals that interest rates could begin to rise sooner in 2022 than previously anticipated.
Among the sectors in the Dow Jones U.S. Broad Market Index, only four of 11 posted positive returns for the reporting period. The weakest sector for the reporting period was the communication services sector, mostly driven by the movement in two stocks—Meta Platforms, Inc., the parent company of Facebook, and Alphabet, Inc., the parent company of Google. The sector was also impacted as the yield on the 10-year U.S. Treasury rose as higher rates are seen as a headwind for high-growth and relatively expensive stocks, as they reduce the present value of future earnings. The consumer discretionary sector was also weak for the reporting period. The strongest performer was the energy sector, driven by rising oil prices. Oil prices rose steadily beginning in early December, prior to Russia’s invasion of Ukraine, on growing demand and constrained supply but spiked at the end of the reporting period as access to Russian oil became tenuous. The consumer staples sector also posted a positive return as rising inflation enabled greater pricing power and restaurant openings supported wholesale food demand.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset Management, is responsible for overseeing the investment process, portfolio management and implementation, and development of investment strategies for passive equity Schwab Funds and Schwab ETFs. Before joining Schwab in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr. Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years. Mr. Sinha also spent time as a software consultant at DPM Mellon, LLC and an equity trader at Jane Street Capital.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Broad Market ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Broad Market ETF (11/3/09)
Market Price Return[2]	-4.45%	12.22%	14.62%	14.22%
NAV Return[2]	-4.43%	12.14%	14.63%	14.21%
Dow Jones U.S. Broad Stock Market Index	-4.43%	12.17%	14.64%	14.22%
ETF Category: Morningstar Large Blend[3]	-3.56%	13.84%	13.48%	13.04%
Fund Expense Ratio[4]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Broad Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Broad Market ETF
Performance and Fund Facts as of February 28, 2022

Statistics1
Number of Holdings	2,551
Weighted Average Market Cap (millions)	$511,739
Price/Earnings Ratio (P/E)	20.4
Price/Book Ratio (P/B)	3.8
Portfolio Turnover Rate	3% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab 1000 Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*
Fund: Schwab 1000 Index ETF (10/11/17)
Market Price Return[2]	-4.11%	13.28%	17.83%	14.81%
NAV Return[2]	-4.15%	13.25%	17.81%	14.81%
Schwab 1000 Index®	-4.14%	13.30%	17.86%	14.87%
Russell 1000® Index	-3.88%	13.72%	18.08%	15.03%
ETF Category: Morningstar Large Blend[3]	-3.56%	13.84%	16.25%	N/A
Fund Expense Ratio[4]: 0.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*	Inception (10/11/17) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab 1000 Index ETF
Performance and Fund Facts as of February 28, 2022

Statistics1
Number of Holdings	992 [2]
Weighted Average Market Cap (millions)	$543,822
Price/Earnings Ratio (P/E)	20.8
Price/Book Ratio (P/B)	4.1
Portfolio Turnover Rate	3% [3,4]
Sector Weightings % of Investments5

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	As a result of the Schwab 1000 Index®’s once per year reconstitution and the effects of certain corporate actions, the fund may hold more or less than 1,000 securities.
[3]	Not annualized.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap ETF (11/3/09)
Market Price Return[2]	-4.01%	13.92%	15.16%	14.48%
NAV Return[2]	-4.02%	13.86%	15.15%	14.48%
Dow Jones U.S. Large-Cap Total Stock Market Index	-4.02%	13.89%	15.18%	14.52%
ETF Category: Morningstar Large Blend[3]	-3.56%	13.84%	13.48%	13.04%
Fund Expense Ratio[4]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap ETF
Performance and Fund Facts as of February 28, 2022

Statistics1
Number of Holdings	761
Weighted Average Market Cap (millions)	$561,000
Price/Earnings Ratio (P/E)	21.1
Price/Book Ratio (P/B)	4.1
Portfolio Turnover Rate	3% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap Growth ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Growth ETF (12/11/09)
Market Price Return[2]	-8.44%	12.29%	19.93%	16.88%
NAV Return[2]	-8.46%	12.23%	19.92%	16.88%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	-8.44%	12.28%	19.97%	16.95%
ETF Category: Morningstar Large Growth[3]	-11.73%	3.97%	17.33%	14.75%
Fund Expense Ratio[4]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Growth Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap Growth ETF
Performance and Fund Facts as of February 28, 2022

Statistics1
Number of Holdings	227
Weighted Average Market Cap (millions)	$1,058,762
Price/Earnings Ratio (P/E)	32.5
Price/Book Ratio (P/B)	8.9
Portfolio Turnover Rate	5% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap Value ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Value ETF (12/11/09)
Market Price Return[2]	-0.06%	15.15%	9.93%	11.72%
NAV Return[2]	-0.06%	15.13%	9.91%	11.72%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	-0.05%	15.18%	9.95%	11.80%
ETF Category: Morningstar Large Value[3]	1.69%	17.20%	10.17%	11.27%
Fund Expense Ratio[4]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Value Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap Value ETF
Performance and Fund Facts as of February 28, 2022

Statistics1
Number of Holdings	538
Weighted Average Market Cap (millions)	$148,071
Price/Earnings Ratio (P/E)	16.4
Price/Book Ratio (P/B)	2.8
Portfolio Turnover Rate	7% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Mid-Cap ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Mid-Cap ETF (1/13/11)
Market Price Return[2]	-5.42%	4.30%	11.17%	12.47%
NAV Return[2]	-5.44%	4.31%	11.17%	12.46%
Dow Jones U.S. Mid-Cap Total Stock Market Index	-5.44%	4.33%	11.21%	12.50%
ETF Category: Morningstar Mid-Cap Blend[3]	-3.55%	8.33%	10.27%	11.29%
Fund Expense Ratio[4]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Mid-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Mid-Cap ETF
Performance and Fund Facts as of February 28, 2022

Statistics1
Number of Holdings	506
Weighted Average Market Cap (millions)	$11,534
Price/Earnings Ratio (P/E)	16.1
Price/Book Ratio (P/B)	2.7
Portfolio Turnover Rate	12% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Small-Cap ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Small-Cap ETF (11/3/09)
Market Price Return[2]	-8.52%	-3.20%	9.73%	11.58%
NAV Return[2]	-8.54%	-3.29%	9.74%	11.59%
Dow Jones U.S. Small-Cap Total Stock Market Index	-8.56%	-3.30%	9.71%	11.56%
ETF Category: Morningstar Small Blend[3]	-4.15%	3.98%	9.36%	10.91%
Fund Expense Ratio[4]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Small-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Small-Cap ETF
Performance and Fund Facts as of February 28, 2022

Statistics1
Number of Holdings	1,797
Weighted Average Market Cap (millions)	$4,551
Price/Earnings Ratio (P/E)	14.2
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	12% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Dividend Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Dividend Equity ETF (10/20/11)
Market Price Return[2]	0.81%	17.87%	15.01%	14.28%
NAV Return[2]	0.85%	17.87%	15.01%	14.29%
Dow Jones U.S. Dividend 100TM Index	0.89%	18.00%	15.11%	14.41%
ETF Category: Morningstar Large Value[3]	1.69%	17.20%	10.17%	11.27%
Fund Expense Ratio[4]: 0.06%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
The fund may underperform other funds that do not limit their investment to dividend paying stocks. Stocks held by the fund may reduce or stop paying dividends, affecting the fund’s ability to generate income. Diversification strategies do not ensure a profit and do not protect against losses in declining markets.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Dividend 100TM Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S& P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Dividend Equity ETF
Performance and Fund Facts as of February 28, 2022

Statistics1
Number of Holdings	102
Weighted Average Market Cap (millions)	$122,646
Price/Earnings Ratio (P/E)	15.8
Price/Book Ratio (P/B)	3.6
Portfolio Turnover Rate	4% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2021 and held through February 28, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 9/1/21	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 2/28/22	EXPENSES PAID DURING PERIOD 9/1/21-2/28/22[2]
Schwab U.S. Broad Market ETF
Actual Return	0.03%	$1,000.00	$ 955.70	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab 1000 Index ETF
Actual Return	0.05%	$1,000.00	$ 958.50	$0.24
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab U.S. Large-Cap ETF
Actual Return	0.03%	$1,000.00	$ 959.80	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab U.S. Large-Cap Growth ETF
Actual Return	0.04%	$1,000.00	$ 915.40	$0.19
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab U.S. Large-Cap Value ETF
Actual Return	0.04%	$1,000.00	$ 999.40	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab U.S. Mid-Cap ETF
Actual Return	0.04%	$1,000.00	$ 945.60	$0.19
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab U.S. Small-Cap ETF
Actual Return	0.04%	$1,000.00	$ 914.60	$0.19
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab U.S. Dividend Equity ETF
Actual Return	0.06%	$1,000.00	$1,008.50	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Broad Market ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	9/1/21– 2/28/22*	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17
Per-Share Data
Net asset value at beginning of period	$109.14	$83.28	$70.13	$70.55	$59.72	$52.42
Income (loss) from investment operations:
Net investment income (loss)[1]	0.72	1.34	1.47	1.43	1.18	1.12
Net realized and unrealized gains (losses)	(5.52)	25.97	13.12	(0.55)	10.77	7.20
Total from investment operations	(4.80)	27.31	14.59	0.88	11.95	8.32
Less distributions:
Distributions from net investment income	(0.77)	(1.45)	(1.44)	(1.30)	(1.12)	(1.02)
Net asset value at end of period	$103.57	$109.14	$83.28	$70.13	$70.55	$59.72
Total return	(4.43%) [2]	33.23%	21.24%	1.35%	20.20%	16.03%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03% [3]	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	1.33% [3]	1.42%	2.02%	2.12%	1.81%	1.99%
Portfolio turnover rate[4]	3% [2]	4%	4%	4%	4%	4%
Net assets, end of period (x 1,000,000)	$22,200	$22,368	$16,549	$14,877	$13,326	$10,215

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.3%
Adient plc *	46,831	2,095,687
American Axle & Manufacturing Holdings, Inc. *	56,763	525,625
Aptiv plc *	135,942	17,596,332
Autoliv, Inc.	39,760	3,499,278
BorgWarner, Inc.	119,501	4,900,736
Canoo, Inc. *(a)	73,065	419,393
Dana, Inc.	71,336	1,328,276
Dorman Products, Inc. *	14,261	1,332,263
Faraday Future Intelligent Electric, Inc. *(a)	91,449	525,832
Fisker, Inc. *(a)	69,464	847,461
Ford Motor Co.	1,972,174	34,631,375
Fox Factory Holding Corp. *	21,016	2,480,308
General Motors Co. *	728,183	34,020,710
Gentex Corp.	118,152	3,576,461
Gentherm, Inc. *	16,974	1,440,074
Harley-Davidson, Inc.	77,508	3,201,080
Holley, Inc. *(a)	17,805	230,931
LCI Industries	12,486	1,554,757
Lear Corp.	30,012	4,722,088
Lordstown Motors Corp., Class A *(a)	70,037	179,995
Lucid Group, Inc. *(a)	276,746	8,020,099
Luminar Technologies, Inc. *(a)	109,491	1,536,159
Modine Manufacturing Co. *	27,388	276,619
Patrick Industries, Inc.	11,118	793,158
QuantumScape Corp. *(a)	124,438	2,008,429
Rivian Automotive, Inc., Class A *(a)	77,866	5,260,627
Standard Motor Products, Inc.	9,343	408,383
Stoneridge, Inc. *	13,350	220,409
Tenneco, Inc., Class A *	39,376	759,169
Tesla, Inc. *	408,402	355,485,353
The Goodyear Tire & Rubber Co. *	139,587	2,162,203
Thor Industries, Inc.	27,817	2,517,439
Veoneer, Inc. *	50,816	1,801,427
Visteon Corp. *	14,047	1,688,028
Winnebago Industries, Inc.	16,407	1,051,197
Workhorse Group, Inc. *(a)	70,257	219,904
XL Fleet Corp. *	48,275	94,136
XPEL, Inc. *	8,055	584,793
		503,996,194

Banks 4.5%
1st Source Corp.	8,874	428,525
Allegiance Bancshares, Inc.	9,984	427,814
Ameris Bancorp	32,509	1,609,196
Arrow Financial Corp.	9,071	311,589
Associated Banc-Corp.	74,484	1,816,665
Atlantic Union Bankshares Corp.	37,468	1,522,325
Axos Financial, Inc. *	26,403	1,445,300
Banc of California, Inc.	26,791	526,443
BancFirst Corp.	9,389	733,563
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of America Corp.	3,615,568	159,808,106
Bank of Hawaii Corp.	19,885	1,713,689
Bank of Marin Bancorp	7,910	279,381
Bank OZK	61,191	2,877,201
BankUnited, Inc.	44,839	1,981,884
Banner Corp.	17,541	1,080,701
Berkshire Hills Bancorp, Inc.	24,408	759,089
BOK Financial Corp.	15,122	1,553,029
Brookline Bancorp, Inc.	38,669	662,787
Byline Bancorp, Inc.	11,839	322,850
Cadence Bank	98,372	3,110,523
Camden National Corp.	7,422	352,916
Capitol Federal Financial, Inc.	65,366	713,797
Cathay General Bancorp	37,638	1,770,115
CBTX, Inc.	9,703	291,672
Central Pacific Financial Corp.	15,075	440,039
Citigroup, Inc.	995,623	58,970,750
Citizens Financial Group, Inc.	213,697	11,201,997
City Holding Co.	7,351	585,654
Columbia Banking System, Inc.	39,835	1,459,156
Columbia Financial, Inc. *	17,967	381,619
Comerica, Inc.	66,231	6,324,398
Commerce Bancshares, Inc.	55,466	3,981,349
Community Bank System, Inc.	27,063	1,973,975
Community Trust Bancorp, Inc.	6,866	290,294
ConnectOne Bancorp, Inc.	16,644	549,252
CrossFirst Bankshares, Inc. *	23,578	370,882
Cullen/Frost Bankers, Inc.	28,217	3,970,978
Customers Bancorp, Inc. *	14,680	903,554
CVB Financial Corp.	64,641	1,524,235
Dime Community Bancshares, Inc.	17,248	586,260
Eagle Bancorp, Inc.	15,295	916,476
East West Bancorp, Inc.	71,729	6,280,591
Eastern Bankshares, Inc.	85,298	1,864,614
Enterprise Financial Services Corp.	18,935	936,146
Essent Group Ltd.	55,766	2,463,742
F.N.B. Corp.	169,739	2,279,595
FB Financial Corp.	17,463	776,056
Federal Agricultural Mortgage Corp., Class C	4,999	618,376
Fifth Third Bancorp	343,034	16,410,747
Financial Institutions, Inc.	7,756	247,727
First BanCorp	105,567	1,490,606
First Bancorp (North Carolina)	17,260	774,629
First Bancshares, Inc.	9,359	330,466
First Busey Corp.	25,763	707,194
First Citizens BancShares, Inc., Class A	6,696	5,279,461
First Commonwealth Financial Corp.	46,694	754,108
First Community Bankshares, Inc.	6,825	200,177
First Financial Bancorp	48,381	1,189,205
First Financial Bankshares, Inc.	63,910	3,062,567
First Financial Corp.	6,131	285,153
First Foundation, Inc.	19,025	507,397
First Hawaiian, Inc.	66,268	1,926,411
First Horizon Corp.	271,972	6,385,903

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
First Interstate BancSystem, Inc., Class A	39,448	1,601,589
First Merchants Corp.	27,389	1,197,995
First Mid Bancshares, Inc.	8,283	331,900
First Republic Bank	89,928	15,580,925
Flagstar Bancorp, Inc.	26,921	1,227,059
Flushing Financial Corp.	14,049	330,011
Fulton Financial Corp.	79,492	1,432,446
German American Bancorp, Inc.	11,918	474,098
Glacier Bancorp, Inc.	54,475	3,017,915
Great Southern Bancorp, Inc.	5,115	314,163
Hancock Whitney Corp.	43,885	2,443,517
Hanmi Financial Corp.	14,890	388,927
Harborone Bancorp, Inc.	26,013	384,732
Heartland Financial USA, Inc.	19,229	954,143
Heritage Commerce Corp.	29,636	352,372
Heritage Financial Corp.	18,081	474,084
Hilltop Holdings, Inc.	30,697	949,151
Home BancShares, Inc.	76,801	1,797,911
HomeStreet, Inc.	10,157	522,679
Hope Bancorp, Inc.	62,556	1,060,950
Horizon Bancorp, Inc.	20,637	414,391
Huntington Bancshares, Inc.	727,510	11,290,955
Independent Bank Corp.	24,251	2,085,829
Independent Bank Group, Inc.	18,527	1,429,358
International Bancshares Corp.	27,493	1,182,474
Investors Bancorp, Inc.	114,740	1,920,748
JPMorgan Chase & Co.	1,483,602	210,374,764
Kearny Financial Corp.	36,946	488,057
KeyCorp	467,784	11,727,345
Lakeland Bancorp, Inc.	31,085	560,773
Lakeland Financial Corp.	12,874	1,032,624
Live Oak Bancshares, Inc.	15,599	997,556
Luther Burbank Corp.	6,828	88,354
M&T Bank Corp.	64,681	11,786,819
Mercantile Bank Corp.	6,588	242,900
Merchants Bancorp	13,021	376,958
Meta Financial Group, Inc.	15,736	871,617
Metrocity Bankshares, Inc.	10,257	249,348
MGIC Investment Corp.	166,105	2,521,474
Midland States Bancorp, Inc.	10,650	312,684
Mr Cooper Group, Inc. *	38,330	1,948,314
National Bank Holdings Corp., Class A	16,008	710,435
NBT Bancorp, Inc.	22,770	873,685
New York Community Bancorp, Inc.	234,900	2,710,746
Nicolet Bankshares, Inc. *	6,351	604,996
NMI Holdings, Inc., Class A *	42,232	977,248
Northfield Bancorp, Inc.	21,507	337,660
Northwest Bancshares, Inc.	62,683	882,577
OceanFirst Financial Corp.	31,107	696,175
OFG Bancorp	26,701	752,434
Old National Bancorp	149,164	2,726,708
Origin Bancorp, Inc.	10,368	478,794
Pacific Premier Bancorp, Inc.	46,607	1,804,157
PacWest Bancorp	58,384	2,885,337
Park National Corp.	7,082	949,413
Peapack-Gladstone Financial Corp.	8,594	324,166
PennyMac Financial Services, Inc.	16,166	933,587
Peoples Bancorp, Inc.	12,107	378,707
People's United Financial, Inc.	214,952	4,531,188
Pinnacle Financial Partners, Inc.	38,241	3,865,400
Popular, Inc.	40,267	3,698,524
Preferred Bank	7,286	571,805
Premier Financial Corp.	19,474	597,268
Prosperity Bancshares, Inc.	46,434	3,457,476
Provident Financial Services, Inc.	38,096	904,018
QCR Holdings, Inc.	7,105	396,885
SECURITY	NUMBER OF SHARES	VALUE ($)
Radian Group, Inc.	89,249	2,133,051
Regions Financial Corp.	477,710	11,555,805
Renasant Corp.	27,383	999,753
Republic Bancorp, Inc., Class A	3,793	174,023
Rocket Cos., Inc., Class A (a)	69,561	898,033
S&T Bancorp, Inc.	20,379	633,583
Sandy Spring Bancorp, Inc.	22,797	1,073,511
Seacoast Banking Corp. of Florida	28,814	1,056,033
ServisFirst Bancshares, Inc.	23,948	2,092,576
Signature Bank	30,401	10,485,001
Silvergate Capital Corp., Class A *	14,928	1,911,978
Simmons First National Corp., Class A	56,372	1,607,729
Southside Bancshares, Inc.	16,518	688,635
SouthState Corp.	34,645	3,118,050
Stock Yards Bancorp, Inc.	11,742	627,845
SVB Financial Group *	29,455	17,849,730
Synovus Financial Corp.	72,609	3,822,864
Texas Capital Bancshares, Inc. *	24,922	1,659,805
TFS Financial Corp.	23,896	410,294
The Bancorp, Inc. *	28,596	837,863
The First of Long Island Corp.	10,111	220,116
The PNC Financial Services Group, Inc.	212,366	42,313,925
Tompkins Financial Corp.	6,220	492,002
Towne Bank	31,906	994,829
TriCo Bancshares	13,096	568,366
TriState Capital Holdings, Inc. *	13,112	435,318
Triumph Bancorp, Inc. *	11,874	1,191,200
Truist Financial Corp.	670,884	41,742,402
TrustCo Bank Corp.	10,394	355,163
Trustmark Corp.	32,656	1,028,337
U.S. Bancorp	678,177	38,344,128
UMB Financial Corp.	21,931	2,233,892
Umpqua Holdings Corp.	108,151	2,309,024
United Bankshares, Inc.	68,368	2,503,636
United Community Banks, Inc.	52,450	2,027,717
Univest Financial Corp.	15,442	447,509
UWM Holdings Corp. (a)	48,024	208,424
Valley National Bancorp	204,612	2,858,430
Veritex Holdings, Inc.	25,302	1,028,020
Walker & Dunlop, Inc.	14,833	2,052,146
Washington Federal, Inc.	32,698	1,163,395
Washington Trust Bancorp, Inc.	8,455	458,853
Waterstone Financial, Inc.	10,460	204,388
Webster Financial Corp.	90,742	5,463,576
Wells Fargo & Co.	2,001,738	106,832,757
WesBanco, Inc.	32,044	1,170,888
Westamerica BanCorp	13,994	830,124
Western Alliance Bancorp	52,085	4,882,448
Wintrust Financial Corp.	28,653	2,846,962
WSFS Financial Corp.	32,362	1,644,960
Zions Bancorp NA	79,104	5,607,683
		1,007,186,977

Capital Goods 5.9%
3M Co.	289,517	43,036,702
A.O. Smith Corp.	66,682	4,573,052
AAON, Inc.	20,539	1,202,764
AAR Corp. *	17,376	780,877
Acuity Brands, Inc.	17,633	3,215,730
Advanced Drainage Systems, Inc.	28,634	3,342,161
AECOM	71,980	5,230,067
Aerojet Rocketdyne Holdings, Inc.	37,332	1,446,615
AeroVironment, Inc. *	11,698	831,143
AGCO Corp.	30,639	3,681,582
Air Lease Corp.	54,052	2,257,212

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Alamo Group, Inc.	4,761	662,303
Albany International Corp., Class A	16,259	1,427,865
Allegion plc	44,913	5,143,437
Allison Transmission Holdings, Inc.	53,497	2,136,670
Altra Industrial Motion Corp.	32,352	1,373,989
Ameresco, Inc., Class A *	15,163	974,223
American Woodmark Corp. *	7,961	426,550
AMETEK, Inc.	115,952	15,049,410
API Group Corp. *	97,470	2,102,428
Apogee Enterprises, Inc.	13,443	605,876
Applied Industrial Technologies, Inc.	19,443	1,965,687
Archer Aviation, Inc., Class A *(a)	59,242	186,612
Arcosa, Inc.	25,014	1,317,487
Argan, Inc.	6,955	270,480
Armstrong World Industries, Inc.	23,423	2,070,593
Array Technologies, Inc. *	61,122	687,011
Astec Industries, Inc.	11,430	569,214
Astra Space, Inc. *(a)	63,204	219,950
Atkore, Inc. *	23,007	2,340,042
Axon Enterprise, Inc. *	32,797	4,599,779
AZEK Co., Inc. *	54,994	1,621,773
AZZ, Inc.	13,060	642,944
Babcock & Wilcox Enterprises, Inc. *	30,388	213,020
Barnes Group, Inc.	22,642	1,051,721
Beacon Roofing Supply, Inc. *	27,797	1,659,203
Berkshire Grey, Inc. *	18,522	61,864
Blink Charging Co. *(a)	18,271	449,101
Bloom Energy Corp., Class A *	74,878	1,662,292
Boise Cascade Co.	20,093	1,606,234
Builders FirstSource, Inc. *	96,055	7,148,413
BWX Technologies, Inc.	46,587	2,488,678
Byrna Technologies, Inc. *	9,261	92,703
Carlisle Cos., Inc.	26,507	6,292,762
Carrier Global Corp.	434,389	19,495,378
Caterpillar, Inc.	271,767	50,978,054
ChargePoint Holdings, Inc. *(a)	86,606	1,257,519
Chart Industries, Inc. *	17,865	2,579,706
CIRCOR International, Inc. *	10,152	273,495
Colfax Corp. *	66,644	2,679,755
Columbus McKinnon Corp.	13,996	638,777
Comfort Systems USA, Inc.	18,459	1,587,105
Construction Partners, Inc., Class A *	17,817	476,783
Core & Main, Inc., Class A *	28,514	640,995
Cornerstone Building Brands, Inc. *	26,991	595,961
Crane Co.	24,824	2,509,210
CSW Industrials, Inc.	7,970	959,030
Cummins, Inc.	71,650	14,625,198
Curtiss-Wright Corp.	19,976	2,946,860
Custom Truck One Source, Inc. *	24,541	192,892
Deere & Co.	141,766	51,038,595
Desktop Metal, Inc., Class A *(a)	92,709	385,669
Donaldson Co., Inc.	62,401	3,386,502
Douglas Dynamics, Inc.	10,982	403,479
Dover Corp.	72,365	11,351,174
DXP Enterprises, Inc. *	7,572	217,392
Dycom Industries, Inc. *	15,407	1,341,333
Eaton Corp. plc	200,026	30,862,012
EMCOR Group, Inc.	26,536	3,065,969
Emerson Electric Co.	299,958	27,872,097
Encore Wire Corp.	10,447	1,216,240
Energy Recovery, Inc. *	20,256	384,864
Enerpac Tool Group Corp.	32,199	555,433
EnerSys	20,602	1,498,383
Enovix Corp. *	49,273	820,888
EnPro Industries, Inc.	10,063	1,111,358
Eos Energy Enterprises, Inc. *	21,952	63,661
ESCO Technologies, Inc.	12,713	884,443
ESS Tech, Inc. *	24,860	129,023
SECURITY	NUMBER OF SHARES	VALUE ($)
Evoqua Water Technologies Corp. *	60,171	2,566,895
Fastenal Co.	289,765	14,911,307
Federal Signal Corp.	30,454	1,099,694
Flowserve Corp.	65,468	1,988,263
Fluence Energy, Inc. *	15,840	214,315
Fluor Corp. *	70,914	1,535,997
Fortive Corp.	179,860	11,645,935
Fortune Brands Home & Security, Inc.	68,396	5,943,612
Franklin Electric Co., Inc.	19,315	1,633,276
FTC Solar, Inc. *	10,177	47,934
FuelCell Energy, Inc. *	185,994	1,115,964
Gates Industrial Corp. plc *	47,480	752,083
GATX Corp.	17,814	1,899,507
Generac Holdings, Inc. *	31,732	10,010,494
General Dynamics Corp.	116,232	27,250,592
General Electric Co.	551,364	52,660,776
Gibraltar Industries, Inc. *	16,421	793,463
Global Industrial Co.	6,930	220,235
GMS, Inc. *	21,705	1,177,496
Graco, Inc.	85,868	6,190,224
GrafTech International Ltd.	102,326	1,031,446
Granite Construction, Inc.	24,017	726,995
Great Lakes Dredge & Dock Corp. *	33,051	466,350
Griffon Corp.	22,941	528,790
H&E Equipment Services, Inc.	15,045	628,279
HEICO Corp.	21,115	3,114,674
HEICO Corp., Class A	37,422	4,599,912
Helios Technologies, Inc.	16,154	1,266,635
Herc Holdings, Inc.	12,310	1,958,767
Hexcel Corp.	41,906	2,426,357
Hillenbrand, Inc.	37,301	1,779,631
Hillman Solutions Corp. *	48,193	452,050
Honeywell International, Inc.	345,730	65,602,268
Howmet Aerospace, Inc.	191,770	6,888,378
Hubbell, Inc.	27,239	4,855,352
Huntington Ingalls Industries, Inc.	19,919	4,071,444
Hydrofarm Holdings Group, Inc. *	17,981	364,115
Hyliion Holdings Corp. *	60,449	261,140
Hyster-Yale Materials Handling, Inc.	5,002	191,477
Hyzon Motors, Inc. *(a)	44,908	250,587
IDEX Corp.	38,177	7,326,166
IES Holdings, Inc. *	4,679	196,705
Illinois Tool Works, Inc.	143,527	31,050,631
Ingersoll Rand, Inc.	204,608	10,336,796
Insteel Industries, Inc.	9,270	344,010
ITT, Inc.	43,217	3,797,478
Janus International Group, Inc. *	25,362	244,236
JELD-WEN Holding, Inc. *	46,605	1,075,643
John Bean Technologies Corp.	15,934	1,806,438
Johnson Controls International plc	356,391	23,151,159
Kadant, Inc.	5,857	1,155,879
Kaman Corp.	12,953	562,290
Kennametal, Inc.	40,939	1,298,176
Kratos Defense & Security Solutions, Inc. *	62,334	1,304,027
L3Harris Technologies, Inc.	98,451	24,840,172
Lennox International, Inc.	16,781	4,479,352
Lincoln Electric Holdings, Inc.	29,886	3,809,270
Lindsay Corp.	5,702	748,159
Lockheed Martin Corp.	123,322	53,497,084
Markforged Holding Corp. *(a)	34,607	134,621
Masco Corp.	122,523	6,866,189
Masonite International Corp. *	11,759	1,109,226
MasTec, Inc. *	28,431	2,239,226
Maxar Technologies, Inc.	35,996	1,167,710
McGrath RentCorp	11,911	968,126
MDU Resources Group, Inc.	101,751	2,723,874
Mercury Systems, Inc. *	28,668	1,726,387

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Meritor, Inc. *	36,179	1,288,334
Microvast Holdings, Inc. *(a)	118,901	848,953
Moog, Inc., Class A	14,734	1,224,543
MRC Global, Inc. *	27,622	278,982
MSC Industrial Direct Co., Inc., Class A	23,644	1,831,937
Mueller Industries, Inc.	29,250	1,668,713
Mueller Water Products, Inc., Class A	80,230	1,018,119
MYR Group, Inc. *	8,504	763,234
National Presto Industries, Inc.	2,248	178,716
Nikola Corp. *(a)	103,296	816,038
Nordson Corp.	27,123	6,143,088
Northrop Grumman Corp.	74,723	33,038,027
NOW, Inc. *	57,656	538,507
NV5 Global, Inc. *	5,790	620,978
nVent Electric plc	84,095	2,853,343
Omega Flex, Inc.	1,630	236,758
Oshkosh Corp.	34,639	3,846,315
Otis Worldwide Corp.	213,338	16,710,766
Owens Corning	50,816	4,735,543
PACCAR, Inc.	173,896	15,965,392
Parker-Hannifin Corp.	64,905	19,237,193
Parsons Corp. *	13,946	483,368
Pentair plc	82,973	4,804,966
PGT Innovations, Inc. *	31,430	676,059
Plug Power, Inc. *	260,157	6,579,371
Primoris Services Corp.	27,188	716,948
Proterra, Inc. *	90,995	822,595
Proto Labs, Inc. *	14,270	802,402
Quanex Building Products Corp.	17,420	398,221
Quanta Services, Inc.	71,582	7,798,143
Raytheon Technologies Corp.	751,583	77,187,574
RBC Bearings, Inc. *	14,529	2,816,447
Regal Rexnord Corp.	33,819	5,422,877
Resideo Technologies, Inc. *	71,891	1,850,474
REV Group, Inc.	17,600	237,952
Rocket Lab USA, Inc. *(a)	71,797	684,943
Rockwell Automation, Inc.	58,225	15,521,621
Romeo Power, Inc. *(a)	41,692	76,296
Roper Technologies, Inc.	52,835	23,681,704
Rush Enterprises, Inc., Class A	20,980	1,089,701
Rush Enterprises, Inc., Class B	3,395	166,389
Sarcos Technology and Robotics Corp. *	29,335	176,890
Sensata Technologies Holding plc *	79,890	4,626,430
Shoals Technologies Group, Inc., Class A *	51,531	814,705
Shyft Group, Inc.	16,001	646,600
Simpson Manufacturing Co., Inc.	22,226	2,634,003
SiteOne Landscape Supply, Inc. *	22,374	3,857,949
Snap-on, Inc.	27,038	5,682,847
Spirit AeroSystems Holdings, Inc., Class A	53,488	2,674,400
SPX Corp. *	22,474	1,139,432
SPX FLOW, Inc.	21,122	1,814,169
Standex International Corp.	6,430	681,130
Stanley Black & Decker, Inc.	81,590	13,274,693
Stem, Inc. *	63,740	606,805
Sunrun, Inc. *	103,917	2,834,856
Tennant Co.	9,729	766,451
Terex Corp.	35,194	1,452,808
Textron, Inc.	111,003	8,117,649
The Boeing Co. *	277,312	56,943,246
The Gorman-Rupp Co.	11,135	414,890
The Greenbrier Cos., Inc.	16,292	723,854
The Manitowoc Co., Inc. *	18,246	301,606
The Middleby Corp. *	28,037	4,979,932
The Timken Co.	34,491	2,261,230
SECURITY	NUMBER OF SHARES	VALUE ($)
The Toro Co.	53,279	4,998,103
Thermon Group Holdings, Inc. *	16,473	282,018
Titan International, Inc. *	27,334	306,141
Titan Machinery, Inc. *	10,296	291,686
TPI Composites, Inc. *	18,961	256,353
Trane Technologies plc	119,132	18,337,989
TransDigm Group, Inc. *	26,230	17,484,656
Trex Co., Inc. *	57,666	5,296,045
Trinity Industries, Inc.	40,383	1,165,453
Triton International Ltd.	33,382	2,192,530
Triumph Group, Inc. *	32,013	801,606
Tutor Perini Corp. *	21,864	214,267
UFP Industries, Inc.	31,511	2,702,068
United Rentals, Inc. *	36,316	11,679,952
Univar Solutions, Inc. *	85,984	2,640,569
Valmont Industries, Inc.	10,618	2,298,266
Velo3D, Inc. *(a)	29,303	238,233
Veritiv Corp. *	6,855	734,650
Vertiv Holdings Co.	152,013	1,979,209
Vicor Corp. *	10,822	809,161
View, Inc. *(a)	31,105	75,274
Virgin Galactic Holdings, Inc. *(a)	89,471	866,079
W.W. Grainger, Inc.	21,761	10,381,303
Wabash National Corp.	25,746	438,712
Watsco, Inc.	16,712	4,563,379
Watts Water Technologies, Inc., Class A	13,641	1,963,622
Welbilt, Inc. *	66,786	1,578,821
WESCO International, Inc. *	22,048	2,683,903
Westinghouse Air Brake Technologies Corp.	94,019	8,726,844
WillScot Mobile Mini Holdings Corp. *	112,021	3,980,106
Woodward, Inc.	31,887	3,974,077
Xylem, Inc.	90,102	8,014,573
Zurn Water Solutions Corp.	60,679	1,973,281
		1,317,842,225

Commercial & Professional Services 1.0%
ABM Industries, Inc.	33,147	1,485,980
ACCO Brands Corp.	53,336	458,690
ADT, Inc.	77,264	564,800
Alight, Inc., Class A *	123,451	1,288,828
ASGN, Inc. *	25,979	2,878,213
Aurora Innovation, Inc. *(a)	127,161	727,361
Barrett Business Services, Inc.	3,846	231,337
BlackSky Technology, Inc. *(a)	29,504	73,760
Booz Allen Hamilton Holding Corp.	67,628	5,456,903
Brady Corp., Class A	24,333	1,121,265
BrightView Holdings, Inc. *	23,625	319,174
CACI International, Inc., Class A *	11,696	3,272,424
Casella Waste Systems, Inc., Class A *	24,759	1,866,829
CBIZ, Inc. *	25,983	1,010,998
Cimpress plc *	9,845	620,137
Cintas Corp.	44,107	16,554,239
Clarivate plc *	186,554	2,794,579
Clean Harbors, Inc. *	24,954	2,381,360
Copart, Inc. *	107,313	13,186,621
CoreCivic, Inc. *	62,335	567,872
CoStar Group, Inc. *	197,873	12,072,232
Deluxe Corp.	20,943	651,537
Driven Brands Holdings, Inc. *	27,521	808,292
Dun & Bradstreet Holdings, Inc. *	75,467	1,400,667
Ennis, Inc.	13,962	262,206
Equifax, Inc.	61,133	13,347,779
Exponent, Inc.	25,990	2,462,812
First Advantage Corp. *	20,624	333,078
Forrester Research, Inc. *	5,360	278,345

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Franklin Covey Co. *	6,810	313,941
FTI Consulting, Inc. *	17,270	2,521,420
Harsco Corp. *	39,057	465,169
Healthcare Services Group, Inc.	37,864	599,008
Heidrick & Struggles International, Inc.	9,347	399,584
Heritage-Crystal Clean, Inc. *	9,071	254,351
HireRight Holdings Corp. *	9,986	130,517
HNI Corp.	22,188	902,830
Huron Consulting Group, Inc. *	11,716	577,950
IAA, Inc. *	68,023	2,499,165
ICF International, Inc.	8,674	768,690
Insperity, Inc.	17,928	1,612,624
Interface, Inc.	28,394	370,542
Jacobs Engineering Group, Inc.	65,358	8,039,034
KAR Auction Services, Inc. *	61,909	1,142,840
KBR, Inc.	70,581	3,503,641
Kelly Services, Inc., Class A	16,135	342,385
Kforce, Inc.	10,254	770,896
Korn Ferry	27,780	1,840,703
LegalZoom.com, Inc. *	9,319	145,470
Leidos Holdings, Inc.	70,199	7,149,066
ManpowerGroup, Inc.	26,982	2,867,647
ManTech International Corp., Class A	14,048	1,171,182
Matthews International Corp., Class A	15,178	503,606
MillerKnoll, Inc.	37,548	1,459,866
MSA Safety, Inc.	18,346	2,551,929
Nielsen Holdings plc	177,692	3,095,395
Pitney Bowes, Inc.	87,740	436,945
Republic Services, Inc.	105,007	12,630,242
Resources Connection, Inc.	13,693	227,304
Robert Half International, Inc.	55,849	6,718,076
Rollins, Inc.	114,519	3,736,755
Science Applications International Corp.	29,225	2,562,740
SP Plus Corp. *	11,093	331,126
Steelcase, Inc., Class A	43,838	533,508
Stericycle, Inc. *	46,253	2,699,325
Sterling Check Corp. *	6,202	130,614
Tetra Tech, Inc.	27,234	4,323,942
The Brink's Co.	24,831	1,739,660
The GEO Group, Inc. *	57,711	343,958
TransUnion	96,513	8,759,520
TriNet Group, Inc. *	20,001	1,746,287
TrueBlue, Inc. *	16,453	447,522
UniFirst Corp.	7,798	1,413,387
Upwork, Inc. *	60,123	1,519,909
US Ecology, Inc. *	16,080	762,835
Verisk Analytics, Inc.	81,069	14,376,776
Viad Corp. *	10,588	369,945
VSE Corp.	4,768	227,195
Waste Management, Inc.	193,442	27,933,025
		228,448,365

Consumer Durables & Apparel 1.3%
Acushnet Holdings Corp.	17,642	772,720
AMMO, Inc. *(a)	42,055	198,079
Beazer Homes USA, Inc. *	13,490	220,831
Brunswick Corp.	38,892	3,714,964
Callaway Golf Co. *	58,589	1,449,492
Capri Holdings Ltd. *	75,282	5,099,603
Carter's, Inc.	21,144	2,044,202
Cavco Industries, Inc. *	4,200	1,145,046
Century Communities, Inc.	14,724	938,213
Columbia Sportswear Co.	17,502	1,622,785
Crocs, Inc. *	29,338	2,456,471
D.R. Horton, Inc.	164,071	14,011,663
SECURITY	NUMBER OF SHARES	VALUE ($)
Deckers Outdoor Corp. *	13,856	3,999,396
Dream Finders Homes, Inc., Class A *(a)	9,343	187,981
Ethan Allen Interiors, Inc.	12,418	323,613
Fossil Group, Inc. *	25,963	351,020
Garmin Ltd.	76,113	8,405,920
G-III Apparel Group Ltd. *	22,609	627,174
GoPro, Inc., Class A *	65,148	560,273
Green Brick Partners, Inc. *	24,640	571,402
Hanesbrands, Inc.	175,993	2,719,092
Hasbro, Inc.	65,001	6,308,347
Hayward Holdings, Inc. *	20,488	366,530
Helen of Troy Ltd. *	11,926	2,452,820
Installed Building Products, Inc.	11,822	1,143,187
iRobot Corp. *	13,614	846,246
Johnson Outdoors, Inc., Class A	3,145	259,368
KB Home	43,428	1,676,755
Kontoor Brands, Inc.	24,045	1,191,189
Latham Group, Inc. *	17,479	305,708
La-Z-Boy, Inc.	22,088	644,528
Leggett & Platt, Inc.	66,147	2,452,731
Lennar Corp., Class A	143,234	12,873,872
Levi Strauss & Co., Class A	48,693	1,102,896
LGI Homes, Inc. *	10,970	1,383,646
Lululemon Athletica, Inc. *	59,368	18,994,198
M.D.C Holdings, Inc.	28,167	1,248,925
M/I Homes, Inc. *	15,090	743,786
Malibu Boats, Inc., Class A *	10,365	722,130
Mattel, Inc. *	176,929	4,419,686
Meritage Homes Corp. *	18,530	1,826,687
Mohawk Industries, Inc. *	27,605	3,886,232
Movado Group, Inc.	9,120	359,510
Newell Brands, Inc.	190,225	4,517,844
NIKE, Inc., Class B	641,604	87,611,026
NVR, Inc. *	1,641	8,136,800
Oxford Industries, Inc.	7,790	688,558
Peloton Interactive, Inc., Class A *	149,427	4,342,349
Polaris, Inc.	28,599	3,475,065
PulteGroup, Inc.	126,783	6,296,044
Purple Innovation, Inc. *	29,714	178,878
PVH Corp.	35,336	3,459,041
Ralph Lauren Corp.	24,522	3,237,885
Skechers U.S.A., Inc., Class A *	67,865	3,120,433
Skyline Champion Corp. *	26,724	1,796,922
Smith & Wesson Brands, Inc.	23,429	413,053
Snap One Holdings Corp. *	6,267	123,084
Solo Brands, Inc., Class A *(a)	6,977	73,677
Sonos, Inc. *	62,064	1,699,933
Steven Madden Ltd.	38,055	1,623,426
Sturm Ruger & Co., Inc.	9,065	656,397
Tapestry, Inc.	137,258	5,613,852
Taylor Morrison Home Corp. *	61,371	1,810,445
Tempur Sealy International, Inc.	96,331	3,179,886
Toll Brothers, Inc.	57,527	3,121,415
TopBuild Corp. *	16,612	3,566,264
Traeger, Inc. *(a)	11,535	113,850
Tri Pointe Homes, Inc. *	56,479	1,263,435
Tupperware Brands Corp. *(a)	25,309	461,383
Under Armour, Inc., Class A *	93,522	1,673,109
Under Armour, Inc., Class C *	109,337	1,708,937
Universal Electronics, Inc. *	6,309	209,648
VF Corp.	163,605	9,492,362
Vista Outdoor, Inc. *	28,360	1,033,722
Vizio Holding Corp., Class A *(a)	19,657	266,942
Whirlpool Corp.	30,419	6,122,432
Wolverine World Wide, Inc.	41,954	966,201

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
YETI Holdings, Inc. *	44,452	2,736,465
		291,419,680

Consumer Services 2.2%
2U, Inc. *	38,142	400,491
Accel Entertainment, Inc. *	27,321	357,632
Adtalem Global Education, Inc. *	23,816	494,896
Airbnb, Inc., Class A *	174,194	26,388,649
American Public Education, Inc. *	9,320	186,027
Aramark	128,232	4,739,455
Bally's Corp. *	14,609	526,216
BJ's Restaurants, Inc. *	12,103	388,143
Bloomin' Brands, Inc. *	40,198	989,273
Booking Holdings, Inc. *	20,624	44,800,484
Boyd Gaming Corp. *	41,102	2,915,776
Bright Horizons Family Solutions, Inc. *	30,236	3,950,031
Brinker International, Inc. *	23,324	992,203
Caesars Entertainment, Inc. *	106,908	9,000,585
Carnival Corp. *	405,365	8,241,070
Carriage Services, Inc.	7,533	370,699
Chegg, Inc. *	73,780	2,307,101
Chipotle Mexican Grill, Inc. *	14,112	21,497,515
Choice Hotels International, Inc.	16,279	2,349,874
Churchill Downs, Inc.	17,115	4,122,490
Chuy's Holdings, Inc. *	9,728	317,133
Coursera, Inc. *	42,972	873,621
Cracker Barrel Old Country Store, Inc.	11,668	1,566,662
Darden Restaurants, Inc.	65,434	9,502,325
Dave & Buster's Entertainment, Inc. *	20,120	872,001
Denny's Corp. *	30,325	479,741
Dine Brands Global, Inc.	8,936	749,194
Domino's Pizza, Inc.	18,220	7,874,866
DraftKings, Inc., Class A *	168,129	3,981,295
Duolingo, Inc. *(a)	2,727	235,313
Dutch Bros, Inc., Class A *(a)	12,037	580,304
El Pollo Loco Holdings, Inc. *	8,027	106,518
Everi Holdings, Inc. *	45,624	1,067,602
Expedia Group, Inc. *	73,089	14,333,484
F45 Training Holdings, Inc. *(a)	9,988	153,615
First Watch Restaurant Group, Inc. *	4,181	60,666
Frontdoor, Inc. *	43,832	1,317,152
GAN Ltd. *	20,396	136,041
Golden Entertainment, Inc. *	9,733	554,100
Golden Nugget Online Gaming, Inc. *	21,203	182,346
Graham Holdings Co., Class B	1,942	1,167,394
Grand Canyon Education, Inc. *	20,646	1,792,692
H&R Block, Inc.	89,317	2,215,955
Hilton Grand Vacations, Inc. *	43,854	2,274,268
Hilton Worldwide Holdings, Inc. *	139,815	20,812,861
Houghton Mifflin Harcourt Co. *	63,757	1,335,709
Hyatt Hotels Corp., Class A *	25,185	2,445,715
Jack in the Box, Inc.	11,117	959,064
Krispy Kreme, Inc. (a)	14,518	216,463
Las Vegas Sands Corp. *	172,417	7,389,793
Laureate Education, Inc.	51,867	562,238
Life Time Group Holdings, Inc. *(a)	18,490	287,519
Lindblad Expeditions Holdings, Inc. *	15,712	278,574
Marriott International, Inc., Class A *	137,143	23,333,510
Marriott Vacations Worldwide Corp.	21,581	3,467,419
McDonald's Corp.	375,447	91,898,162
MGM Resorts International	196,072	8,684,029
Mister Car Wash, Inc. *	18,620	298,292
Monarch Casino & Resort, Inc. *	6,174	480,955
Noodles & Co. *	19,965	136,561
Norwegian Cruise Line Holdings Ltd. *	186,020	3,625,530
OneSpaWorld Holdings Ltd. *	28,752	297,296
SECURITY	NUMBER OF SHARES	VALUE ($)
Papa John's International, Inc.	16,414	1,753,343
Penn National Gaming, Inc. *	83,175	4,271,036
Perdoceo Education Corp. *	37,208	389,568
Planet Fitness, Inc., Class A *	41,387	3,502,582
Playa Hotels & Resorts N.V. *	65,177	615,923
Portillo's, Inc., Class A *(a)	10,015	250,976
PowerSchool Holdings, Inc., Class A *	19,500	307,125
Red Rock Resorts, Inc., Class A	26,604	1,337,649
Rover Group, Inc. *	37,073	211,687
Royal Caribbean Cruises Ltd. *	112,919	9,114,822
Rush Street Interactive, Inc. *	27,075	279,685
Ruth's Hospitality Group, Inc.	17,675	438,517
Scientific Games Corp., Class A *	48,271	3,037,211
SeaWorld Entertainment, Inc. *	25,901	1,797,270
Service Corp. International	82,635	5,028,340
Shake Shack, Inc., Class A *	19,546	1,460,477
Six Flags Entertainment Corp. *	39,986	1,745,789
Starbucks Corp.	592,587	54,393,561
Strategic Education, Inc.	11,321	668,165
Stride, Inc. *	20,154	676,771
Terminix Global Holdings, Inc. *	60,812	2,588,159
Texas Roadhouse, Inc.	35,369	3,356,872
The Cheesecake Factory, Inc. *	24,394	1,043,819
The Wendy's Co.	88,760	2,018,402
Travel & Leisure Co.	43,900	2,460,595
Udemy, Inc. *(a)	7,159	94,427
Vail Resorts, Inc.	20,327	5,296,200
Vivint Smart Home, Inc. *	20,566	147,870
Wingstop, Inc.	14,648	2,129,087
WW International, Inc. *	27,289	278,075
Wyndham Hotels & Resorts, Inc.	46,339	4,004,153
Wynn Resorts Ltd. *	53,065	4,591,184
Yum! Brands, Inc.	147,133	18,035,563
		491,247,491

Diversified Financials 5.5%
Affiliated Managers Group, Inc.	20,521	2,839,286
AGNC Investment Corp.	266,443	3,439,779
Alerus Financial Corp.	7,119	204,671
Ally Financial, Inc.	173,546	8,659,945
American Express Co.	315,177	61,314,534
Ameriprise Financial, Inc.	56,187	16,844,301
Annaly Capital Management, Inc.	735,541	5,119,365
Apollo Commercial Real Estate Finance, Inc.	65,031	848,654
Apollo Global Management, Inc.	185,103	12,079,822
Arbor Realty Trust, Inc.	73,068	1,315,224
Ares Management Corp., Class A	84,185	6,826,562
ARMOUR Residential REIT, Inc. (a)	45,332	368,549
Artisan Partners Asset Management, Inc., Class A	32,038	1,220,968
Assetmark Financial Holdings, Inc. *	8,865	208,239
B. Riley Financial, Inc.	7,621	453,831
Bakkt Holdings, Inc. *(a)	15,110	86,278
Berkshire Hathaway, Inc., Class B *	919,484	295,568,132
BGC Partners, Inc., Class A	163,432	748,519
BlackRock, Inc.	71,695	53,333,193
Blackstone Mortgage Trust, Inc., Class A	83,549	2,655,187
Blackstone, Inc.	344,836	43,956,245
Blucora, Inc. *	24,670	490,933
Blue Owl Capital, Inc.	166,610	2,082,625
Brightsphere Investment Group, Inc.	17,960	428,705
BrightSpire Capital, Inc.	44,749	396,476
Broadmark Realty Capital, Inc.	63,757	552,136
Cannae Holdings, Inc. *	40,908	1,098,380
Capital One Financial Corp.	213,450	32,715,481

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cboe Global Markets, Inc.	53,275	6,248,625
Chimera Investment Corp.	117,861	1,434,368
CME Group, Inc.	180,490	42,691,300
Cohen & Steers, Inc.	12,597	1,023,632
Coinbase Global, Inc., Class A *	14,752	2,814,239
Cowen, Inc., Class A	14,082	417,531
Credit Acceptance Corp. *	4,122	2,267,595
Curo Group Holdings Corp.	10,834	144,851
Diamond Hill Investment Group, Inc.	1,690	327,657
Discover Financial Services	147,166	18,166,171
Donnelley Financial Solutions, Inc. *	15,391	494,051
Dynex Capital, Inc.	16,855	259,061
Ellington Financial, Inc.	25,988	459,208
Encore Capital Group, Inc. *	12,726	839,789
Enova International, Inc. *	18,034	735,246
Equitable Holdings, Inc.	189,915	6,202,624
Evercore, Inc., Class A	19,358	2,458,660
FactSet Research Systems, Inc.	18,808	7,637,741
Federated Hermes, Inc.	47,883	1,564,338
FirstCash Holdings, Inc.	20,293	1,461,908
Focus Financial Partners, Inc., Class A *	25,297	1,265,862
Franklin BSP Realty Trust, Inc.	22,562	297,818
Franklin Resources, Inc.	141,851	4,217,230
Granite Point Mortgage Trust, Inc.	27,001	302,951
Green Dot Corp., Class A *	27,140	777,561
Hamilton Lane, Inc., Class A	17,506	1,367,219
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	42,970	2,034,200
Houlihan Lokey, Inc.	25,695	2,642,988
Interactive Brokers Group, Inc., Class A	43,879	2,903,912
Intercontinental Exchange, Inc.	283,028	36,261,547
Invesco Ltd.	172,055	3,654,448
Invesco Mortgage Capital, Inc.	163,127	355,617
Jackson Financial, Inc., Class A	46,300	1,893,207
Janus Henderson Group plc	85,505	2,870,403
Jefferies Financial Group, Inc.	97,999	3,482,884
KKR & Co., Inc.	294,121	17,682,554
KKR Real Estate Finance Trust, Inc.	21,865	469,442
Ladder Capital Corp.	55,093	631,366
Lazard Ltd., Class A	56,288	1,946,439
LendingClub Corp. *	49,609	921,735
LendingTree, Inc. *	5,873	710,692
LPL Financial Holdings, Inc.	40,359	7,302,961
MarketAxess Holdings, Inc.	19,069	7,273,489
MFA Financial, Inc.	199,444	809,743
Moelis & Co., Class A	30,813	1,485,495
Moneylion, Inc. *	48,815	117,644
Moody's Corp.	81,242	26,162,361
Morgan Stanley	720,774	65,403,033
Morningstar, Inc.	12,009	3,370,326
MSCI, Inc.	41,332	20,735,851
Nasdaq, Inc.	58,696	10,045,820
Navient Corp.	79,220	1,395,064
Nelnet, Inc., Class A	10,084	812,266
New Residential Investment Corp.	230,530	2,392,901
New York Mortgage Trust, Inc.	185,113	649,747
Northern Trust Corp.	103,979	11,843,208
OneMain Holdings, Inc.	55,350	2,821,743
Open Lending Corp., Class A *	51,610	1,075,036
Oportun Financial Corp. *	9,781	159,821
PennyMac Mortgage Investment Trust	49,067	765,445
Piper Sandler Cos.	7,303	1,080,917
PJT Partners, Inc., Class A	12,642	806,812
PRA Group, Inc. *	22,708	1,013,458
PROG Holdings, Inc. *	28,987	888,162
Raymond James Financial, Inc.	92,986	10,195,915
SECURITY	NUMBER OF SHARES	VALUE ($)
Ready Capital Corp.	29,092	432,016
Redwood Trust, Inc.	56,953	591,742
S&P Global, Inc.	177,812	66,803,956
SEI Investments Co.	53,653	3,142,993
SLM Corp.	147,958	2,914,773
SoFi Technologies, Inc. *(a)	323,708	3,706,457
Starwood Property Trust, Inc.	155,269	3,701,613
State Street Corp.	183,707	15,675,718
StepStone Group, Inc., Class A	24,124	833,002
Stifel Financial Corp.	52,105	3,829,717
StoneX Group, Inc. *	8,880	669,996
Synchrony Financial	275,013	11,765,056
T. Rowe Price Group, Inc.	112,776	16,302,899
The Bank of New York Mellon Corp.	381,325	20,267,424
The Carlyle Group, Inc.	70,581	3,308,131
The Charles Schwab Corp. (b)	751,947	63,509,444
The Goldman Sachs Group, Inc.	169,351	57,797,803
TPG RE Finance Trust, Inc.	28,348	335,640
Tradeweb Markets, Inc., Class A	53,573	4,525,847
Two Harbors Investment Corp.	172,299	871,833
Upstart Holdings, Inc. *	24,564	3,880,866
Virtu Financial, Inc., Class A	44,402	1,557,622
Virtus Investment Partners, Inc.	3,623	871,766
Voya Financial, Inc.	55,436	3,733,615
WisdomTree Investments, Inc.	60,758	342,067
World Acceptance Corp. *	2,091	410,819
		1,210,584,723

Energy 3.6%
Antero Midstream Corp.	162,731	1,633,819
Antero Resources Corp. *	144,742	3,318,934
APA Corp.	183,675	6,544,340
Arch Resources, Inc. (a)	7,301	871,520
Archaea Energy, Inc. *	11,904	218,319
Archrock, Inc.	67,297	561,930
Baker Hughes Co.	436,344	12,819,787
Brigham Minerals, Inc., Class A	22,354	509,224
Bristow Group, Inc. *	11,813	391,483
Cactus, Inc., Class A	29,030	1,470,660
California Resources Corp.	40,848	1,684,163
Callon Petroleum Co. *	23,618	1,331,111
Centennial Resource Development, Inc., Class A *	96,427	846,629
ChampionX Corp. *	101,007	2,162,560
Cheniere Energy, Inc.	118,054	15,689,377
Chesapeake Energy Corp.	52,045	4,020,476
Chevron Corp.	967,664	139,343,616
Civitas Resources, Inc.	35,350	1,784,115
Clean Energy Fuels Corp. *	85,574	622,123
CNX Resources Corp. *	107,319	1,753,592
Comstock Resources, Inc. *	48,396	401,687
ConocoPhillips	662,560	62,850,442
CONSOL Energy, Inc. *	16,896	519,383
Continental Resources, Inc.	29,764	1,649,819
Core Laboratories N.V.	24,031	662,294
Coterra Energy, Inc.	408,532	9,531,052
CVR Energy, Inc.	14,880	258,763
Delek US Holdings, Inc. *	38,238	658,841
Denbury, Inc. *	25,238	1,833,793
Devon Energy Corp.	315,914	18,812,679
Diamondback Energy, Inc.	85,454	11,801,197
DMC Global, Inc. *	9,453	277,918
Dril-Quip, Inc. *	18,772	541,384
DTE Midstream LLC *	48,939	2,598,661
EOG Resources, Inc.	293,946	33,780,274
EQT Corp.	153,459	3,551,041
Equitrans Midstream Corp.	204,309	1,309,621

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Expro Group Holdings N.V. *	13,474	216,797
Exxon Mobil Corp.	2,125,410	166,674,652
Green Plains, Inc. *	27,121	887,942
Gulfport Energy Corp. *	6,331	436,712
Halliburton Co.	447,996	15,021,306
Helix Energy Solutions Group, Inc. *	74,732	302,665
Helmerich & Payne, Inc.	55,873	2,024,279
Hess Corp.	138,180	13,964,471
HollyFrontier Corp. *	75,171	2,288,957
International Seaways, Inc.	21,096	385,846
Kinder Morgan, Inc.	974,321	16,953,185
Kosmos Energy Ltd. *	229,270	1,114,252
Laredo Petroleum, Inc. *	6,867	525,738
Liberty Oilfield Services, Inc., Class A *	51,385	641,285
Magnolia Oil & Gas Corp., Class A	72,986	1,631,237
Marathon Oil Corp.	390,336	8,805,980
Marathon Petroleum Corp.	309,060	24,066,502
Matador Resources Co.	54,377	2,697,099
Murphy Oil Corp.	73,335	2,542,524
Nabors Industries Ltd. *	3,710	465,753
New Fortress Energy, Inc.	21,987	606,621
NexTier Oilfield Solutions, Inc. *	91,240	726,270
Northern Oil and Gas, Inc.	33,449	838,901
NOV, Inc.	197,606	3,388,943
Oasis Petroleum, Inc.	9,385	1,243,606
Occidental Petroleum Corp.	444,931	19,456,833
Oceaneering International, Inc. *	52,380	766,843
ONEOK, Inc.	223,201	14,575,025
Ovintiv, Inc.	129,678	5,945,736
Par Pacific Holdings, Inc. *	22,199	301,906
Patterson-UTI Energy, Inc.	113,211	1,633,635
PBF Energy, Inc., Class A *	48,284	802,480
PDC Energy, Inc.	48,526	3,130,898
Peabody Energy Corp. *	50,241	871,179
Phillips 66	219,596	18,498,767
Pioneer Natural Resources Co.	113,762	27,257,375
ProPetro Holding Corp. *	46,676	596,053
Range Resources Corp. *	126,541	2,904,116
Renewable Energy Group, Inc. *	25,398	1,561,977
RPC, Inc. *	36,157	317,097
Schlumberger N.V.	702,122	27,551,267
SM Energy Co.	61,152	2,171,508
Southwestern Energy Co. *	512,229	2,556,023
Talos Energy, Inc. *	23,016	361,581
Targa Resources Corp.	114,228	7,467,084
TechnipFMC plc *	214,770	1,471,175
Tellurian, Inc. *	192,830	734,682
Texas Pacific Land Corp.	3,116	3,704,083
The Williams Cos., Inc.	610,129	19,084,835
Transocean Ltd. *	295,138	1,044,789
US Silica Holdings, Inc. *	38,889	562,335
Valaris Ltd. *	32,640	1,329,754
Valero Energy Corp.	205,008	17,120,218
Whiting Petroleum Corp.	19,217	1,419,175
World Fuel Services Corp.	32,013	907,248
		803,173,827

Food & Staples Retailing 1.3%
Albertsons Cos., Inc., Class A	48,093	1,401,911
BJ's Wholesale Club Holdings, Inc. *	68,232	4,289,746
Casey's General Stores, Inc.	18,634	3,504,683
Costco Wholesale Corp.	221,912	115,227,806
Grocery Outlet Holding Corp. *	44,979	1,250,866
Ingles Markets, Inc., Class A	6,862	564,194
Performance Food Group Co. *	78,338	4,390,061
PriceSmart, Inc.	12,414	902,746
Rite Aid Corp. *	27,664	253,402
SECURITY	NUMBER OF SHARES	VALUE ($)
SpartanNash Co.	17,744	499,316
Sprouts Farmers Market, Inc. *	56,622	1,612,594
Sysco Corp.	256,797	22,367,019
The Andersons, Inc.	16,732	762,979
The Chefs' Warehouse, Inc. *	16,208	532,433
The Kroger Co.	339,780	15,901,704
United Natural Foods, Inc. *	28,438	1,144,061
US Foods Holding Corp. *	112,096	4,381,833
Walgreens Boots Alliance, Inc.	360,130	16,598,392
Walmart, Inc.	714,058	96,512,079
Weis Markets, Inc.	8,738	538,872
		292,636,697

Food, Beverage & Tobacco 3.0%
Altria Group, Inc.	922,107	47,294,868
AppHarvest, Inc. *(a)	28,392	108,457
Archer-Daniels-Midland Co.	280,609	22,013,776
B&G Foods, Inc. (a)	31,390	929,144
Benson Hill, Inc. *(a)	69,393	224,139
Beyond Meat, Inc. *(a)	30,354	1,419,960
Brown-Forman Corp., Class A	27,741	1,693,311
Brown-Forman Corp., Class B	91,980	5,999,855
Bunge Ltd.	70,438	7,364,293
Calavo Growers, Inc.	8,586	366,536
Cal-Maine Foods, Inc.	18,752	830,151
Campbell Soup Co.	101,114	4,547,097
Celsius Holdings, Inc. *	18,993	1,213,463
Coca-Cola Consolidated, Inc.	2,294	1,139,957
Conagra Brands, Inc.	241,313	8,438,716
Constellation Brands, Inc., Class A	82,446	17,777,007
Darling Ingredients, Inc. *	81,598	5,914,223
Flowers Foods, Inc.	99,439	2,725,623
Fresh Del Monte Produce, Inc.	15,667	405,462
Freshpet, Inc. *	21,725	2,068,872
General Mills, Inc.	304,616	20,540,257
Hormel Foods Corp.	140,570	6,696,755
Hostess Brands, Inc. *	71,402	1,537,999
Ingredion, Inc.	33,310	2,955,929
J&J Snack Foods Corp.	7,322	1,198,758
John B Sanfilippo & Son, Inc.	4,474	355,772
Kellogg Co.	127,768	8,169,486
Keurig Dr Pepper, Inc.	370,671	14,333,848
Lamb Weston Holdings, Inc.	73,387	4,875,098
Lancaster Colony Corp.	9,763	1,642,234
McCormick & Co., Inc. Non-Voting Shares	125,052	11,901,199
MGP Ingredients, Inc.	6,466	514,758
Mission Produce, Inc. *	16,991	220,543
Molson Coors Beverage Co., Class B	94,953	4,954,648
Mondelez International, Inc., Class A	701,031	45,903,510
Monster Beverage Corp. *	188,632	15,920,541
National Beverage Corp.	11,112	489,039
PepsiCo, Inc.	694,259	113,677,969
Philip Morris International, Inc.	782,054	79,042,198
Pilgrim's Pride Corp. *	24,321	573,489
Post Holdings, Inc. *	29,137	3,063,464
Sanderson Farms, Inc.	10,857	1,938,952
Seaboard Corp.	126	486,294
Simply Good Foods Co. *	41,846	1,658,357
Sovos Brands, Inc. *	11,711	142,172
Tattooed Chef, Inc. *(a)	24,198	293,764
The Boston Beer Co., Inc., Class A *	4,709	1,805,713
The Coca-Cola Co.	1,951,937	121,488,559
The Duckhorn Portfolio, Inc. *	15,415	302,442
The Hain Celestial Group, Inc. *	47,192	1,715,901
The Hershey Co.	72,792	14,722,910
The J.M. Smucker Co.	54,480	7,341,180

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
The Kraft Heinz Co.	356,064	13,964,830
Tootsie Roll Industries, Inc.	9,102	307,192
TreeHouse Foods, Inc. *	28,775	1,129,419
Turning Point Brands, Inc.	7,171	240,372
Tyson Foods, Inc., Class A	147,763	13,691,720
Universal Corp.	11,882	642,935
Utz Brands, Inc.	33,985	518,271
Vector Group Ltd.	64,503	723,079
Vita Coco Co., Inc. *	7,426	86,067
Vital Farms, Inc. *	12,619	179,821
		654,422,354

Health Care Equipment & Services 5.9%
1Life Healthcare, Inc. *	87,163	942,232
Abbott Laboratories	887,950	107,104,529
ABIOMED, Inc. *	22,748	7,068,713
Acadia Healthcare Co., Inc. *	45,021	2,553,141
Accolade, Inc. *	28,796	517,752
AdaptHealth Corp. *	48,704	848,911
Addus HomeCare Corp. *	7,657	651,151
Agiliti, Inc. *	13,934	250,951
agilon health, Inc. *	23,907	483,400
Align Technology, Inc. *	36,822	18,832,980
Alignment Healthcare, Inc. *	14,454	121,992
Allscripts Healthcare Solutions, Inc. *	63,228	1,230,417
Amedisys, Inc. *	16,358	2,621,206
American Well Corp., Class A *	91,507	387,075
AmerisourceBergen Corp.	75,272	10,728,518
AMN Healthcare Services, Inc. *	23,749	2,520,719
AngioDynamics, Inc. *	18,536	436,152
Anthem, Inc.	121,796	55,033,523
Apollo Medical Holdings, Inc. *	18,792	904,271
Apria, Inc. *	4,518	168,702
Artivion, Inc. *	18,932	370,121
AtriCure, Inc. *	23,315	1,619,227
Atrion Corp.	662	473,635
Avanos Medical, Inc. *	24,043	850,882
Aveanna Healthcare Holdings, Inc. *	19,718	103,519
AxoGen, Inc. *	22,301	208,291
Axonics, Inc. *	23,203	1,317,002
Baxter International, Inc.	251,493	21,369,360
Becton Dickinson & Co.	144,215	39,122,645
BioLife Solutions, Inc. *	14,828	348,458
Bioventus, Inc., Class A *	12,389	161,057
Boston Scientific Corp. *	714,663	31,566,665
Brookdale Senior Living, Inc. *	94,494	650,119
Butterfly Network, Inc. *(a)	66,069	340,255
Cano Health, Inc. *	94,679	461,087
Cardinal Health, Inc.	141,144	7,623,187
Cardiovascular Systems, Inc. *	20,786	437,753
Castle Biosciences, Inc. *	11,695	506,277
Centene Corp. *	293,114	24,217,079
Cerner Corp.	147,454	13,750,085
Certara, Inc. *	51,345	1,301,082
Cerus Corp. *	90,942	533,830
Change Healthcare, Inc. *	127,101	2,722,503
Chemed Corp.	7,658	3,662,745
Cigna Corp.	166,458	39,580,383
Clover Health Investments Corp. *(a)	143,757	391,019
Community Health Systems, Inc. *	61,506	646,428
Computer Programs & Systems, Inc. *	6,954	214,044
CONMED Corp.	14,742	2,154,691
CorVel Corp. *	4,654	740,265
Covetrus, Inc. *	52,257	925,994
CryoPort, Inc. *	23,820	817,741
CVS Health Corp.	663,024	68,722,438
DaVita, Inc. *	32,998	3,721,184
SECURITY	NUMBER OF SHARES	VALUE ($)
Definitive Healthcare Corp. *	13,941	322,316
Dentsply Sirona, Inc.	109,611	5,934,340
DexCom, Inc. *	48,652	20,137,549
DocGo, Inc. *(a)	37,942	271,285
Doximity, Inc., Class A *	24,396	1,496,695
Eargo, Inc. *	18,105	87,085
Edwards Lifesciences Corp. *	313,786	35,260,133
Encompass Health Corp.	50,251	3,317,571
Envista Holdings Corp. *	80,058	3,842,784
Evolent Health, Inc., Class A *	41,674	1,110,612
Figs, Inc., Class A *	17,713	291,025
Fulgent Genetics, Inc. *	9,666	602,192
Glaukos Corp. *	24,058	1,330,648
Globus Medical, Inc., Class A *	40,089	2,819,058
GoodRx Holdings, Inc., Class A *	32,171	881,485
Guardant Health, Inc. *	50,772	3,364,660
Haemonetics Corp. *	25,948	1,497,459
Hanger, Inc. *	18,400	333,408
HCA Healthcare, Inc.	120,387	30,134,070
Health Catalyst, Inc. *	25,290	685,865
HealthEquity, Inc. *	41,535	2,230,845
HealthStream, Inc. *	11,579	237,254
Henry Schein, Inc. *	69,219	5,979,137
Heska Corp. *	5,231	742,802
Hims & Hers Health, Inc. *	62,843	328,040
Hologic, Inc. *	127,457	9,071,115
Humana, Inc.	64,540	28,031,013
ICU Medical, Inc. *	9,938	2,352,623
IDEXX Laboratories, Inc. *	42,615	22,686,095
Inari Medical, Inc. *	15,916	1,400,290
Innovage Holding Corp. *	9,144	45,080
Inogen, Inc. *	11,545	402,805
Inspire Medical Systems, Inc. *	13,634	3,327,514
Insulet Corp. *	34,515	9,135,775
Integer Holdings Corp. *	16,400	1,375,468
Integra LifeSciences Holdings Corp. *	36,991	2,480,616
Intersect ENT, Inc. *	18,384	500,045
Intuitive Surgical, Inc. *	179,323	52,062,847
Invitae Corp. *	100,784	1,087,459
iRhythm Technologies, Inc. *	14,613	1,889,022
Laboratory Corp. of America Holdings *	48,075	13,040,824
Lantheus Holdings, Inc. *	34,471	1,648,403
LeMaitre Vascular, Inc.	9,705	460,696
LHC Group, Inc. *	15,885	2,163,060
LifeStance Health Group, Inc. *(a)	22,770	214,721
LivaNova plc *	26,611	2,097,479
Masimo Corp. *	25,415	4,001,592
McKesson Corp.	76,638	21,072,384
MEDNAX, Inc. *	43,553	1,022,189
Medtronic plc	675,639	70,935,339
Meridian Bioscience, Inc. *	20,867	527,935
Merit Medical Systems, Inc. *	25,954	1,687,789
Mesa Laboratories, Inc.	2,724	695,519
ModivCare, Inc. *	6,018	710,124
Molina Healthcare, Inc. *	29,429	9,030,877
Multiplan Corp. *	131,677	495,106
National HealthCare Corp.	6,186	402,214
National Research Corp.	6,242	248,307
Natus Medical, Inc. *	18,536	515,672
Neogen Corp. *	53,932	1,925,372
Nevro Corp. *	17,565	1,259,410
NextGen Healthcare, Inc. *	27,955	545,961
Novocure Ltd. *	44,712	3,660,124
NuVasive, Inc. *	25,863	1,399,706
Oak Street Health, Inc. *	70,110	1,227,626
Omnicell, Inc. *	22,222	2,872,860
Option Care Health, Inc. *	69,309	1,781,241

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
OraSure Technologies, Inc. *	39,798	310,424
Ortho Clinical Diagnostics Holdings plc *	56,471	998,972
Orthofix Medical, Inc. *	9,421	320,126
OrthoPediatrics Corp. *	6,569	368,192
Outset Medical, Inc. *	20,448	899,099
Owens & Minor, Inc.	37,465	1,654,080
Paragon 28, Inc. *	4,442	72,405
Patterson Cos., Inc.	42,234	1,262,797
Penumbra, Inc. *	17,577	3,897,524
PetIQ, Inc. *	14,405	285,795
Phreesia, Inc. *	24,959	768,488
Premier, Inc., Class A	61,708	2,217,785
Privia Health Group, Inc. *	13,249	341,029
PROCEPT BioRobotics Corp. *(a)	4,065	101,544
Progyny, Inc. *	34,494	1,357,684
Pulmonx Corp. *	17,539	460,574
Quest Diagnostics, Inc.	61,806	8,113,274
Quidel Corp. *	18,975	2,007,365
R1 RCM, Inc. *	67,997	1,848,838
RadNet, Inc. *	23,205	572,467
ResMed, Inc.	73,020	18,017,685
Schrodinger, Inc. *	23,327	810,847
SeaSpine Holdings Corp. *	15,210	192,711
Select Medical Holdings Corp.	52,174	1,207,828
Sema4 Holdings Corp. *	63,624	222,048
Semler Scientific, Inc. *	2,583	188,559
Senseonics Holdings, Inc. *	206,337	371,407
Sharecare, Inc. *	142,927	435,927
Shockwave Medical, Inc. *	17,603	3,119,780
SI-BONE, Inc. *	12,077	266,419
Sight Sciences, Inc. *	5,161	89,853
Signify Health, Inc., Class A *	11,958	168,010
Silk Road Medical, Inc. *	17,203	638,747
Simulations Plus, Inc.	7,529	296,567
SmileDirectClub, Inc. *(a)	54,963	120,369
STAAR Surgical Co. *	23,873	1,893,606
STERIS plc	50,020	12,004,800
Stryker Corp.	168,556	44,389,223
Surgery Partners, Inc. *	17,260	902,180
Surmodics, Inc. *	6,450	289,476
Tabula Rasa HealthCare, Inc. *	12,464	71,045
Tactile Systems Technology, Inc. *	10,338	210,482
Tandem Diabetes Care, Inc. *	31,886	3,591,320
Teladoc Health, Inc. *	80,639	6,121,306
Teleflex, Inc.	23,478	7,895,886
Tenet Healthcare Corp. *	53,600	4,609,064
The Cooper Cos., Inc.	24,741	10,119,564
The Ensign Group, Inc.	25,831	2,170,837
The Joint Corp. *	7,020	287,820
The Pennant Group, Inc. *	12,915	209,869
Tivity Health, Inc. *	21,602	589,303
TransMedics Group, Inc. *	14,260	264,095
Treace Medical Concepts, Inc. *	5,902	127,129
UnitedHealth Group, Inc.	472,931	225,053,675
Universal Health Services, Inc., Class B	36,621	5,270,861
US Physical Therapy, Inc.	6,403	588,884
Vapotherm, Inc. *	10,821	164,371
Varex Imaging Corp. *	20,035	473,627
Veeva Systems, Inc., Class A *	69,839	15,996,623
Vicarious Surgical, Inc. *(a)	18,120	111,800
ViewRay, Inc. *	69,798	290,360
Zimmer Biomet Holdings, Inc.	104,610	13,305,346
		1,300,773,772

SECURITY	NUMBER OF SHARES	VALUE ($)
Household & Personal Products 1.4%
BellRing Brands, Inc., Class A *	18,140	463,840
Central Garden & Pet Co. *	5,315	251,612
Central Garden & Pet Co., Class A *	19,563	861,554
Church & Dwight Co., Inc.	122,302	11,967,251
Colgate-Palmolive Co.	422,769	32,532,075
Coty, Inc., Class A *	167,496	1,535,938
Edgewell Personal Care Co.	26,391	941,631
elf Beauty, Inc. *	22,736	600,912
Energizer Holdings, Inc.	31,744	1,059,932
Herbalife Nutrition Ltd. *	50,001	1,779,036
Inter Parfums, Inc.	9,077	843,072
Kimberly-Clark Corp.	168,364	21,912,575
Medifast, Inc.	5,914	1,100,004
Nu Skin Enterprises, Inc., Class A	25,132	1,165,873
Olaplex Holdings, Inc. *	34,968	586,763
Revlon, Inc., Class A *	5,702	55,252
Reynolds Consumer Products, Inc.	27,527	819,479
Spectrum Brands Holdings, Inc.	20,903	1,939,380
The Beauty Health Co. *	48,404	938,069
The Clorox Co.	61,601	8,980,810
The Estee Lauder Cos., Inc., Class A	116,502	34,523,038
The Honest Co., Inc. *	13,170	76,123
The Procter & Gamble Co.	1,215,385	189,466,368
USANA Health Sciences, Inc. *	5,507	484,671
WD-40 Co.	6,945	1,471,576
		316,356,834

Insurance 2.1%
Aflac, Inc.	304,868	18,624,386
Alleghany Corp. *	6,824	4,516,942
Ambac Financial Group, Inc. *	22,241	285,352
American Equity Investment Life Holding Co.	42,275	1,593,345
American Financial Group, Inc.	33,164	4,490,074
American International Group, Inc.	417,034	25,539,162
American National Group, Inc.	6,775	1,280,678
AMERISAFE, Inc.	9,779	460,591
Aon plc, Class A	110,551	32,296,369
Arch Capital Group Ltd. *	194,922	9,182,775
Argo Group International Holdings Ltd.	17,637	743,752
Arthur J. Gallagher & Co.	103,903	16,436,415
Assurant, Inc.	28,545	4,844,372
Assured Guaranty Ltd.	34,996	2,168,702
Axis Capital Holdings Ltd.	38,089	2,080,421
Brighthouse Financial, Inc. *	40,534	2,118,307
Brown & Brown, Inc.	117,504	7,944,445
BRP Group, Inc., Class A *	25,945	720,493
Chubb Ltd.	216,473	44,082,562
Cincinnati Financial Corp.	75,553	9,277,153
CNA Financial Corp.	13,504	617,133
CNO Financial Group, Inc.	63,442	1,533,393
eHealth, Inc. *	10,491	163,030
Employers Holdings, Inc.	13,849	538,172
Enstar Group Ltd. *	6,098	1,738,113
Erie Indemnity Co., Class A	12,733	2,229,548
Everest Re Group Ltd.	19,691	5,872,250
Fidelity National Financial, Inc.	144,342	6,876,453
First American Financial Corp.	55,001	3,687,267
Genworth Financial, Inc., Class A *	256,660	1,042,040
Globe Life, Inc.	46,953	4,740,375
Goosehead Insurance, Inc., Class A	9,738	847,011
Hippo Holdings, Inc. *	185,260	359,404
Horace Mann Educators Corp.	20,356	846,606
James River Group Holdings Ltd.	18,666	496,516

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kemper Corp.	30,505	1,630,187
Kinsale Capital Group, Inc.	10,651	2,234,154
Lemonade, Inc. *(a)	19,144	487,215
Lincoln National Corp.	85,077	5,735,891
Loews Corp.	100,712	6,177,674
Markel Corp. *	6,881	8,552,464
Marsh & McLennan Cos., Inc.	253,677	39,423,942
MBIA, Inc. *	27,683	422,166
Mercury General Corp.	13,048	717,640
MetLife, Inc.	358,182	24,195,194
MetroMile, Inc. *	23,260	29,773
National Western Life Group, Inc., Class A	1,192	254,313
Old Republic International Corp.	142,556	3,756,351
Oscar Health, Inc., Class A *	19,402	141,441
Palomar Holdings, Inc. *	12,082	778,443
Primerica, Inc.	20,030	2,601,697
Principal Financial Group, Inc.	123,605	8,731,457
ProAssurance Corp.	28,686	691,333
Prudential Financial, Inc.	189,454	21,154,434
Reinsurance Group of America, Inc.	34,087	3,778,885
RenaissanceRe Holdings Ltd.	23,115	3,485,280
RLI Corp.	20,000	2,030,000
Root, Inc., Class A *	45,516	82,384
Ryan Specialty Group Holdings, Inc., Class A *	28,978	1,160,859
Safety Insurance Group, Inc.	7,593	633,560
Selective Insurance Group, Inc.	29,576	2,460,427
Selectquote, Inc. *	62,965	195,821
SiriusPoint Ltd. *	42,502	314,090
State Auto Financial Corp.	9,413	489,570
Stewart Information Services Corp.	13,889	942,785
The Allstate Corp.	143,848	17,601,241
The Hanover Insurance Group, Inc.	17,833	2,487,882
The Hartford Financial Services Group, Inc.	170,418	11,840,643
The Progressive Corp.	294,169	31,161,322
The Travelers Cos., Inc.	123,248	21,177,704
Trupanion, Inc. *	17,374	1,557,232
United Fire Group, Inc.	11,550	318,895
Unum Group	103,277	2,883,494
W.R. Berkley Corp.	70,081	6,328,314
White Mountains Insurance Group Ltd.	1,453	1,525,941
Willis Towers Watson plc	62,389	13,869,075
		474,314,780

Materials 2.8%
AdvanSix, Inc.	14,339	574,420
Air Products and Chemicals, Inc.	111,202	26,277,033
Albemarle Corp.	58,620	11,483,072
Alcoa Corp.	93,924	7,076,234
Allegheny Technologies, Inc. *	63,658	1,638,557
Amcor plc	773,624	8,997,247
Amyris, Inc. *(a)	95,114	433,720
AptarGroup, Inc.	32,732	3,989,376
Arconic Corp. *	54,277	1,666,304
Ashland Global Holdings, Inc.	28,524	2,632,195
Avery Dennison Corp.	41,415	7,297,323
Avient Corp.	45,249	2,370,595
Axalta Coating Systems Ltd. *	107,028	2,894,037
Balchem Corp.	16,024	2,216,760
Ball Corp.	162,377	14,571,712
Berry Global Group, Inc. *	67,514	4,094,724
Cabot Corp.	28,673	2,097,717
Carpenter Technology Corp.	24,532	941,783
Celanese Corp.	54,781	7,629,898
SECURITY	NUMBER OF SHARES	VALUE ($)
Century Aluminum Co. *	24,851	586,981
CF Industries Holdings, Inc.	107,908	8,761,051
Chase Corp.	3,389	311,212
Clearwater Paper Corp. *	8,974	258,720
Cleveland-Cliffs, Inc. *	228,504	5,109,349
Coeur Mining, Inc. *	133,367	573,478
Commercial Metals Co.	61,638	2,376,145
Compass Minerals International, Inc.	17,376	1,018,581
Corteva, Inc.	365,511	19,017,537
Crown Holdings, Inc.	64,475	7,909,148
Danimer Scientific, Inc. *(a)	43,942	174,889
Diversey Holdings Ltd. *	21,528	206,023
Dow, Inc.	371,248	21,888,782
DuPont de Nemours, Inc.	260,043	20,119,527
Eagle Materials, Inc.	20,465	2,800,226
Eastman Chemical Co.	67,698	8,020,182
Ecolab, Inc.	125,145	22,058,058
Ecovyst, Inc.	24,252	265,074
Element Solutions, Inc.	110,242	2,709,748
Ferro Corp. *	41,291	897,253
FMC Corp.	63,750	7,474,687
Forterra, Inc. *	16,726	394,065
Freeport-McMoRan, Inc.	736,878	34,596,422
Gatos Silver, Inc. *	23,286	78,474
GCP Applied Technologies, Inc. *	26,781	845,744
Ginkgo Bioworks Holdings, Inc. *(a)	585,950	2,636,775
Glatfelter Corp.	23,431	321,942
Graphic Packaging Holding Co.	141,148	2,904,826
Greif, Inc., Class A	16,123	926,911
H.B. Fuller Co.	26,546	1,814,950
Hawkins, Inc.	10,292	465,816
Hecla Mining Co.	268,975	1,549,296
Huntsman Corp.	104,281	4,217,124
Ingevity Corp. *	19,798	1,350,818
Innospec, Inc.	12,180	1,163,190
International Flavors & Fragrances, Inc.	127,597	16,970,401
International Paper Co.	194,842	8,481,472
Kaiser Aluminum Corp.	7,939	766,113
Koppers Holdings, Inc. *	9,658	276,509
Kraton Corp. *	15,830	730,554
Kronos Worldwide, Inc.	9,520	140,230
Linde plc *	257,572	75,530,413
Livent Corp. *	80,566	1,897,329
Louisiana-Pacific Corp.	44,024	3,167,527
LyondellBasell Industries N.V., Class A	131,837	12,818,512
Martin Marietta Materials, Inc.	31,278	11,866,873
Materion Corp.	9,753	814,863
McEwen Mining, Inc. *	216,746	171,685
Mercer International, Inc.	21,634	289,247
Minerals Technologies, Inc.	16,598	1,161,694
MP Materials Corp. *	37,165	1,695,467
Myers Industries, Inc.	19,655	326,666
Neenah, Inc.	8,586	334,425
NewMarket Corp.	3,451	1,096,590
Newmont Corp.	399,940	26,476,028
Nucor Corp.	143,537	18,892,340
O-I Glass, Inc. *	80,718	1,031,576
Olin Corp.	71,937	3,705,475
Orion Engineered Carbons S.A.	30,398	472,385
Packaging Corp. of America	47,614	7,008,305
Pactiv Evergreen, Inc.	20,370	195,959
Piedmont Lithium, Inc. *	7,868	413,463
PPG Industries, Inc.	119,344	15,926,457
PureCycle Technologies, Inc. *(a)	37,561	261,425
Quaker Chemical Corp.	6,526	1,211,291
Ranpak Holdings Corp. *	19,935	482,427

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Reliance Steel & Aluminum Co.	31,474	6,007,442
Resolute Forest Products, Inc.	24,482	305,291
Royal Gold, Inc.	32,695	3,964,596
RPM International, Inc.	64,738	5,474,893
Schnitzer Steel Industries, Inc., Class A	13,384	651,132
Schweitzer-Mauduit International, Inc.	15,425	481,569
Sealed Air Corp.	74,337	4,990,243
Sensient Technologies Corp.	20,996	1,724,401
Silgan Holdings, Inc.	41,931	1,756,070
Sonoco Products Co.	48,827	2,867,121
Steel Dynamics, Inc.	95,036	6,707,641
Stepan Co.	10,531	1,091,222
Summit Materials, Inc., Class A *	58,678	1,831,927
SunCoke Energy, Inc.	46,236	366,651
Sylvamo Corp. *	17,835	622,442
The Chemours Co.	82,920	2,288,592
The Mosaic Co.	185,753	9,739,030
The Scotts Miracle-Gro Co.	20,445	2,863,527
The Sherwin-Williams Co.	121,070	31,857,149
TimkenSteel Corp. *	20,180	363,845
TriMas Corp.	22,796	741,098
Trinseo plc	19,285	1,002,049
Tronox Holdings plc, Class A	58,073	1,178,882
United States Lime & Minerals, Inc.	858	100,841
United States Steel Corp.	135,917	3,698,302
Valvoline, Inc.	91,052	2,943,711
Verso Corp., Class A	12,612	334,344
Vulcan Materials Co.	66,490	12,064,610
Warrior Met Coal, Inc.	26,295	828,292
Westlake Corp.	16,690	1,841,074
Westrock Co.	133,726	6,053,776
Worthington Industries, Inc.	15,874	905,135
Zymergen, Inc. *	11,063	42,371
		626,988,681

Media & Entertainment 7.6%
Activision Blizzard, Inc.	391,332	31,893,558
Advantage Solutions, Inc. *	53,030	417,346
Alphabet, Inc., Class A *	151,018	407,920,760
Alphabet, Inc., Class C *	140,373	378,701,087
Altice USA, Inc., Class A *	114,106	1,319,065
AMC Entertainment Holdings, Inc., Class A *(a)	257,801	4,862,127
AMC Networks, Inc., Class A *	14,933	618,973
Angi, Inc. *	40,220	277,116
Bumble, Inc., Class A *	35,408	907,507
Cable One, Inc.	2,509	3,595,021
Cardlytics, Inc. *	16,673	967,034
Cargurus, Inc. *	44,137	2,138,438
Cars.com, Inc. *	32,939	532,953
Charter Communications, Inc., Class A *	62,124	37,384,981
Cinemark Holdings, Inc. *	51,155	897,259
Clear Channel Outdoor Holdings, Inc. *	248,060	927,744
Comcast Corp., Class A	2,289,285	107,046,967
Discovery, Inc., Class A *(a)	86,213	2,418,275
Discovery, Inc., Class C *	152,795	4,273,676
DISH Network Corp., Class A *	126,183	4,032,809
Electronic Arts, Inc.	141,690	18,432,452
Eventbrite, Inc., Class A *	39,705	599,942
Fox Corp., Class A	160,862	6,728,857
Fox Corp., Class B	74,478	2,849,528
fuboTV, Inc. *(a)	71,257	609,247
SECURITY	NUMBER OF SHARES	VALUE ($)
Gannett Co., Inc. *	66,495	329,815
Gray Television, Inc.	46,520	1,089,964
IAC/InterActiveCorp *	41,959	4,815,215
iHeartMedia, Inc., Class A *	54,019	1,158,707
Integral Ad Science Holding Corp. *	7,086	132,579
John Wiley & Sons, Inc., Class A	22,518	1,132,881
Liberty Broadband Corp., Class A *	11,726	1,698,042
Liberty Broadband Corp., Class C *	70,796	10,385,773
Liberty Media Corp. - Liberty Braves, Class A *	5,527	141,657
Liberty Media Corp. - Liberty Braves, Class C *	17,671	436,474
Liberty Media Corp. - Liberty Formula One, Class A *	11,358	637,865
Liberty Media Corp. - Liberty Formula One, Class C *	102,123	6,201,930
Liberty Media Corp. - Liberty SiriusXM, Class A *	39,047	1,966,407
Liberty Media Corp. - Liberty SiriusXM, Class C *	80,615	4,056,547
Lions Gate Entertainment Corp., Class A *	28,597	439,250
Lions Gate Entertainment Corp., Class B *	63,151	899,902
Live Nation Entertainment, Inc. *	67,728	8,182,897
Loyalty Ventures, Inc. *	9,904	237,696
Madison Square Garden Entertainment Corp. *	13,092	1,025,889
Madison Square Garden Sports Corp. *	8,733	1,510,809
Magnite, Inc. *	57,445	837,548
Match Group, Inc. *	141,849	15,814,745
MediaAlpha, Inc., Class A *	11,199	160,818
Meta Platforms, Inc., Class A *	1,188,019	250,707,650
NerdWallet, Inc., Class A *	4,964	56,838
Netflix, Inc. *	222,415	87,747,166
News Corp., Class A	197,721	4,413,133
News Corp., Class B	60,599	1,359,236
Nexstar Media Group, Inc., Class A	20,446	3,783,532
Nextdoor Holdings, Inc. *	33,597	210,653
Omnicom Group, Inc.	106,373	8,923,631
Paramount Global, Class B	308,930	9,456,347
Pinterest, Inc., Class A *	282,376	7,553,558
Playtika Holding Corp. *	50,848	1,047,469
QuinStreet, Inc. *	23,680	266,400
Roku, Inc. *	59,053	8,239,665
Scholastic Corp.	14,985	630,569
Sinclair Broadcast Group, Inc., Class A	24,217	726,510
Sirius XM Holdings, Inc. (a)	462,846	2,851,131
Skillz, Inc. *(a)	128,091	398,363
Snap, Inc., Class A *	538,113	21,492,233
Take-Two Interactive Software, Inc. *	57,728	9,351,936
TechTarget, Inc. *	12,623	989,391
TEGNA, Inc.	110,165	2,524,982
The E.W. Scripps Co., Class A *	28,476	633,876
The Interpublic Group of Cos., Inc.	197,000	7,249,600
The New York Times Co., Class A	83,095	3,655,349
The Walt Disney Co. *	912,259	135,433,971
TripAdvisor, Inc. *	49,193	1,251,470
Twitter, Inc. *	400,986	14,255,052
Vimeo, Inc. *	78,450	1,019,065
Warner Music Group Corp., Class A	54,915	1,989,021
WideOpenWest, Inc. *	24,430	415,066
World Wrestling Entertainment, Inc., Class A	22,678	1,343,898
Yelp, Inc. *	35,323	1,197,096

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ziff Davis, Inc. *	24,257	2,440,254
ZipRecruiter, Inc., Class A *	5,721	114,306
ZoomInfo Technologies, Inc., Class A *	151,294	8,274,269
Zynga, Inc., Class A *	528,432	4,798,162
		1,690,446,980

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
10X Genomics, Inc., Class A *	46,092	3,755,115
2seventy bio, Inc. *	12,046	178,763
4D Molecular Therapeutics, Inc. *	13,932	190,868
AbbVie, Inc.	887,808	131,191,388
Absci Corp. *	6,351	59,509
ACADIA Pharmaceuticals, Inc. *	58,230	1,479,624
Adagio Therapeutics, Inc. *(a)	9,123	61,033
Adaptive Biotechnologies Corp. *	54,694	789,234
Aerie Pharmaceuticals, Inc. *	21,087	175,022
Agenus, Inc. *	110,937	299,530
Agilent Technologies, Inc.	152,051	19,821,368
Agios Pharmaceuticals, Inc. *	27,341	851,125
Akero Therapeutics, Inc. *	12,235	216,927
Akoya Biosciences, Inc. *	5,497	60,907
Alector, Inc. *	29,715	470,686
Aligos Therapeutics, Inc. *	9,885	23,922
Alkermes plc *	80,206	1,993,921
Allakos, Inc. *	17,590	98,328
Allogene Therapeutics, Inc. *	37,732	345,248
Allovir, Inc. *	14,920	134,280
Alnylam Pharmaceuticals, Inc. *	60,098	9,486,469
ALX Oncology Holdings, Inc. *	10,439	189,155
Amgen, Inc.	282,897	64,070,513
Amicus Therapeutics, Inc. *	125,559	1,022,050
Amneal Pharmaceuticals, Inc. *	55,241	250,242
Amphastar Pharmaceuticals, Inc. *	18,719	518,704
AnaptysBio, Inc. *	8,964	274,030
Anavex Life Sciences Corp. *	37,789	414,167
Anika Therapeutics, Inc. *	7,657	248,853
Annexon, Inc. *	13,343	64,780
Antares Pharma, Inc. *	89,720	314,020
Apellis Pharmaceuticals, Inc. *	40,304	1,714,129
Applied Molecular Transport, Inc. *	9,495	62,382
Arcturus Therapeutics Holdings, Inc. *	10,643	255,113
Arcus Biosciences, Inc. *	23,946	890,791
Arcutis Biotherapeutics, Inc. *	15,643	278,445
Arena Pharmaceuticals, Inc. *	31,206	2,963,634
Arrowhead Pharmaceuticals, Inc. *	52,856	2,325,664
Arvinas, Inc. *	21,716	1,407,414
Atara Biotherapeutics, Inc. *	39,835	511,880
Atea Pharmaceuticals, Inc. *	26,826	170,077
Avantor, Inc. *	305,676	10,603,900
Avid Bioservices, Inc. *	30,031	615,035
Avidity Biosciences, Inc. *	21,743	368,761
Axsome Therapeutics, Inc. *	16,225	456,085
Beam Therapeutics, Inc. *	22,829	1,788,652
Berkeley Lights, Inc. *	21,236	162,880
BioAtla, Inc. *	8,154	52,838
BioCryst Pharmaceuticals, Inc. *	91,117	1,513,453
Biogen, Inc. *	73,751	15,562,199
Biohaven Pharmaceutical Holding Co., Ltd. *	29,010	3,443,777
BioMarin Pharmaceutical, Inc. *	92,437	7,221,178
Bionano Genomics, Inc. *(a)	140,238	300,109
Bio-Rad Laboratories, Inc., Class A *	10,871	6,804,811
Bio-Techne Corp.	19,805	8,306,415
Bioxcel Therapeutics, Inc. *	10,050	184,016
Blueprint Medicines Corp. *	29,893	1,810,021
Bridgebio Pharma, Inc. *	53,190	414,882
Bristol-Myers Squibb Co.	1,114,114	76,506,208
SECURITY	NUMBER OF SHARES	VALUE ($)
Bruker Corp.	51,119	3,597,244
C4 Therapeutics, Inc. *	18,532	415,673
Cara Therapeutics, Inc. *	21,456	222,499
CareDx, Inc. *	26,707	1,025,015
Caribou Biosciences, Inc. *	9,574	95,549
Cassava Sciences, Inc. *(a)	18,857	801,611
Catalent, Inc. *	85,826	8,757,685
Catalyst Pharmaceuticals, Inc. *	52,154	406,801
Celldex Therapeutics, Inc. *	23,230	694,577
Century Therapeutics, Inc. *	5,153	72,657
Cerevel Therapeutics Holdings, Inc. *	27,686	732,848
Charles River Laboratories International, Inc. *	25,188	7,333,738
ChemoCentryx, Inc. *	25,680	779,131
Chimerix, Inc. *	36,959	208,449
Clovis Oncology, Inc. *	36,559	75,312
Codexis, Inc. *	30,569	609,240
Coherus Biosciences, Inc. *	33,774	398,195
Collegium Pharmaceutical, Inc. *	17,691	344,444
Corcept Therapeutics, Inc. *	51,303	1,143,544
Cortexyme, Inc. *	8,359	36,362
Crinetics Pharmaceuticals, Inc. *	18,541	371,191
Cullinan Oncology, Inc. *	12,116	173,743
Cytek Biosciences, Inc. *	6,995	95,412
Cytokinetics, Inc. *	41,347	1,460,376
Danaher Corp.	319,415	87,650,670
Day One Biopharmaceuticals, Inc. *	5,160	70,486
Deciphera Pharmaceuticals, Inc. *	22,088	170,298
Denali Therapeutics, Inc. *	46,235	1,505,412
Design Therapeutics, Inc. *	6,777	91,964
DICE Therapeutics, Inc. *	6,779	125,344
Dynavax Technologies Corp. *	55,397	679,167
Dyne Therapeutics, Inc. *	13,713	117,520
Eagle Pharmaceuticals, Inc. *	6,637	314,527
Edgewise Therapeutics, Inc. *	6,208	73,192
Editas Medicine, Inc. *	34,618	592,660
Elanco Animal Health, Inc. *	236,026	6,705,499
Eli Lilly & Co.	398,600	99,630,070
Emergent BioSolutions, Inc. *	24,082	996,513
Enanta Pharmaceuticals, Inc. *	8,763	617,090
Endo International plc *	123,522	384,153
Entrada Therapeutics, Inc. *	4,917	59,643
Epizyme, Inc. *	48,409	72,129
Erasca, Inc. *(a)	8,947	110,943
Evelo Biosciences, Inc. *	13,481	42,128
Exact Sciences Corp. *	86,288	6,735,641
Exelixis, Inc. *	158,972	3,263,695
Fate Therapeutics, Inc. *	40,634	1,403,905
FibroGen, Inc. *	43,160	607,261
Finch Therapeutics Group, Inc. *	5,158	43,172
Forma Therapeutics Holdings, Inc. *	16,163	159,367
G1 Therapeutics, Inc. *(a)	16,286	172,794
Generation Bio Co. *	22,248	113,910
Gilead Sciences, Inc.	630,240	38,066,496
Global Blood Therapeutics, Inc. *	28,476	859,975
Gossamer Bio, Inc. *	26,073	235,439
Halozyme Therapeutics, Inc. *	70,653	2,506,062
Harmony Biosciences Holdings, Inc. *	11,440	457,142
Heron Therapeutics, Inc. *	47,212	335,205
Horizon Therapeutics plc *	113,714	10,367,305
Humacyte, Inc. *(a)	32,987	198,912
Humanigen, Inc. *	25,894	52,565
IGM Biosciences, Inc. *	4,318	72,024
Illumina, Inc. *	78,407	25,607,726
ImmunityBio, Inc. *(a)	31,046	212,355
ImmunoGen, Inc. *	93,003	524,537
Immunovant, Inc. *	18,158	101,322
Incyte Corp. *	94,282	6,439,461

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Inhibrx, Inc. *	10,339	222,289
Innoviva, Inc. *	32,791	629,915
Inovio Pharmaceuticals, Inc. *(a)	106,021	343,508
Insmed, Inc. *	59,832	1,429,985
Instil Bio, Inc. *	9,794	105,090
Intellia Therapeutics, Inc. *	34,873	3,447,196
Intra-Cellular Therapies, Inc. *	41,936	2,326,609
Ionis Pharmaceuticals, Inc. *	71,157	2,375,221
Iovance Biotherapeutics, Inc. *	65,115	1,020,352
IQVIA Holdings, Inc. *	95,741	22,031,919
Ironwood Pharmaceuticals, Inc. *	82,885	891,843
iTeos Therapeutics, Inc. *	10,237	369,863
Jazz Pharmaceuticals plc *	30,949	4,253,012
Johnson & Johnson	1,321,451	217,471,191
Karuna Therapeutics, Inc. *	10,639	1,117,095
Keros Therapeutics, Inc. *	6,254	335,840
Kinnate Biopharma, Inc. *	6,993	54,406
Kodiak Sciences, Inc. *	16,866	145,722
Kronos Bio, Inc. *	20,683	155,743
Krystal Biotech, Inc. *	10,535	669,499
Kura Oncology, Inc. *	32,691	518,806
Kymera Therapeutics, Inc. *	17,703	703,871
Lexicon Pharmaceuticals, Inc. *	39,093	80,923
Ligand Pharmaceuticals, Inc. *	8,593	869,783
Lyell Immunopharma, Inc. *	11,517	83,383
MacroGenics, Inc. *	28,161	263,305
Madrigal Pharmaceuticals, Inc. *	6,224	577,898
MannKind Corp. *	132,381	346,838
Maravai LifeSciences Holdings, Inc., Class A *	54,502	2,129,393
Medpace Holdings, Inc. *	14,298	2,187,165
Merck & Co., Inc.	1,268,068	97,108,647
Mersana Therapeutics, Inc. *	34,898	153,202
Mettler-Toledo International, Inc. *	11,545	16,263,903
MiMedx Group, Inc. *	38,249	193,157
Mirati Therapeutics, Inc. *	25,119	2,217,757
Moderna, Inc. *	177,091	27,201,178
Monte Rosa Therapeutics, Inc. *	5,662	81,193
Morphic Holding, Inc. *	12,882	513,477
Myovant Sciences Ltd. *	21,105	283,229
Myriad Genetics, Inc. *	41,603	1,014,281
NanoString Technologies, Inc. *	23,358	828,275
Natera, Inc. *	43,742	2,876,037
Nektar Therapeutics *	94,604	968,745
NeoGenomics, Inc. *	61,381	1,314,167
Neurocrine Biosciences, Inc. *	47,327	4,253,278
NGM Biopharmaceuticals, Inc. *	19,005	282,414
Nkarta, Inc. *	7,953	72,054
Novavax, Inc. *	37,920	3,161,390
Nurix Therapeutics, Inc. *	20,149	325,809
Nuvation Bio, Inc. *	59,261	299,861
Ocugen, Inc. *(a)	99,917	351,708
Olema Pharmaceuticals, Inc. *	14,847	69,484
Omeros Corp. *(a)	31,726	228,427
OPKO Health, Inc. *	212,439	664,934
Organogenesis Holdings, Inc. *	30,914	230,000
Organon & Co.	127,652	4,765,249
ORIC Pharmaceuticals, Inc. *	16,191	125,642
Pacific Biosciences of California, Inc. *	111,745	1,332,000
Pacira BioSciences, Inc. *	21,973	1,465,379
Passage Bio, Inc. *	19,047	63,236
PerkinElmer, Inc.	63,332	11,375,061
Perrigo Co., plc	67,462	2,396,250
Personalis, Inc. *	18,641	195,731
Pfizer, Inc.	2,818,081	132,280,722
Phathom Pharmaceuticals, Inc. *	9,449	171,310
Phibro Animal Health Corp., Class A	10,520	224,076
Pliant Therapeutics, Inc. *	11,821	106,034
SECURITY	NUMBER OF SHARES	VALUE ($)
PMV Pharmaceuticals, Inc. *	13,714	217,230
Poseida Therapeutics, Inc. *	16,796	61,305
Praxis Precision Medicines, Inc. *	18,005	235,866
Precigen, Inc. *	48,994	110,237
Precision BioSciences, Inc. *	21,791	92,612
Prelude Therapeutics, Inc. *	5,764	50,896
Prestige Consumer Healthcare, Inc. *	25,199	1,500,096
Prometheus Biosciences, Inc. *	6,104	265,768
Protagonist Therapeutics, Inc. *	22,306	541,590
Prothena Corp. plc *	18,973	656,466
PTC Therapeutics, Inc. *	34,925	1,226,566
Quanterix Corp. *	16,897	570,105
Radius Health, Inc. *	23,891	198,773
RAPT Therapeutics, Inc. *	9,974	199,480
Reata Pharmaceuticals, Inc., Class A *	13,847	453,351
Recursion Pharmaceuticals, Inc., Class A *	13,391	146,631
Regeneron Pharmaceuticals, Inc. *	53,059	32,809,563
REGENXBIO, Inc. *	18,951	496,706
Relay Therapeutics, Inc. *	37,589	906,271
Repligen Corp. *	25,780	5,070,926
Replimune Group, Inc. *	14,915	239,237
Revance Therapeutics, Inc. *	35,256	478,424
REVOLUTION Medicines, Inc. *	31,485	595,696
Rhythm Pharmaceuticals, Inc. *	19,485	148,476
Rocket Pharmaceuticals, Inc. *	23,753	423,041
Roivant Sciences Ltd. *(a)	48,356	304,159
Royalty Pharma plc, Class A	179,232	7,036,648
Rubius Therapeutics, Inc. *	22,014	109,850
Sage Therapeutics, Inc. *	26,746	972,752
Sana Biotechnology, Inc. *	41,655	269,091
Sangamo Therapeutics, Inc. *	63,203	369,738
Sarepta Therapeutics, Inc. *	43,097	3,301,661
Scholar Rock Holding Corp. *(a)	13,239	230,359
Science 37 Holdings, Inc. *(a)	28,776	230,208
Seagen, Inc. *	67,141	8,652,461
Seer, Inc. *	17,927	274,642
Seres Therapeutics, Inc. *	30,536	244,288
Shattuck Labs, Inc. *	14,358	71,790
Silverback Therapeutics, Inc. *	8,044	34,589
SomaLogic, Inc. *	73,908	671,824
Sorrento Therapeutics, Inc. *(a)	151,445	383,156
Sotera Health Co. *	49,260	1,077,316
SpringWorks Therapeutics, Inc. *	12,526	708,846
Stoke Therapeutics, Inc. *	9,990	194,805
Supernus Pharmaceuticals, Inc. *	27,343	873,609
Syndax Pharmaceuticals, Inc. *	22,905	357,089
Syneos Health, Inc. *	52,080	4,124,736
Tarsus Pharmaceuticals, Inc. *	2,785	49,100
Taysha Gene Therapies, Inc. *	12,067	76,867
TCR2 Therapeutics, Inc. *	19,084	51,718
TG Therapeutics, Inc. *	66,949	660,787
Theravance Biopharma, Inc. *	30,500	307,135
Thermo Fisher Scientific, Inc.	197,883	107,648,352
Travere Therapeutics, Inc. *	24,275	661,737
Turning Point Therapeutics, Inc. *	24,803	785,263
Twist Bioscience Corp. *	27,251	1,524,421
Tyra Biosciences, Inc. *	6,031	71,467
Ultragenyx Pharmaceutical, Inc. *	33,946	2,285,245
uniQure N.V. *	18,996	322,742
United Therapeutics Corp. *	22,504	3,740,165
Vanda Pharmaceuticals, Inc. *	26,642	302,653
Vaxart, Inc. *(a)	60,436	307,015
Vaxcyte, Inc. *	16,023	371,253
VBI Vaccines, Inc. *	133,275	198,580
Ventyx Biosciences, Inc. *	5,553	64,915
Veracyte, Inc. *	35,995	1,000,661
Vericel Corp. *	23,107	952,239

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Vertex Pharmaceuticals, Inc. *	127,529	29,334,221
Verve Therapeutics, Inc. *	7,105	231,978
Viatris, Inc.	607,619	6,689,885
Vir Biotechnology, Inc. *	36,726	925,128
Vor BioPharma, Inc. *	4,571	41,276
Waters Corp. *	30,567	9,681,486
West Pharmaceutical Services, Inc.	37,084	14,354,475
Xencor, Inc. *	28,960	906,738
Y-mAbs Therapeutics, Inc. *	17,603	160,363
Zentalis Pharmaceuticals, Inc. *	18,277	911,840
Zoetis, Inc.	237,296	45,952,370
Zogenix, Inc. *	25,124	659,756
		1,606,177,225

Real Estate 3.4%
Acadia Realty Trust	45,767	981,245
Agree Realty Corp.	34,479	2,211,828
Alexander & Baldwin, Inc.	36,556	819,951
Alexander's, Inc.	1,052	266,598
Alexandria Real Estate Equities, Inc.	70,622	13,375,807
American Assets Trust, Inc.	26,353	963,466
American Campus Communities, Inc.	69,715	3,751,364
American Homes 4 Rent, Class A	140,884	5,355,001
American Tower Corp.	228,720	51,889,706
Americold Realty Trust	134,233	3,586,706
Apartment Income REIT Corp.	79,117	4,083,228
Apple Hospitality REIT, Inc.	108,042	1,911,263
Armada Hoffler Properties, Inc.	33,252	488,139
AvalonBay Communities, Inc.	70,370	16,789,578
Boston Properties, Inc.	71,050	8,690,126
Brandywine Realty Trust	84,086	1,120,866
Brixmor Property Group, Inc.	148,886	3,740,016
Broadstone Net Lease, Inc.	81,615	1,767,781
Camden Property Trust	51,305	8,470,969
CareTrust REIT, Inc.	49,093	859,128
CBRE Group, Inc., Class A	168,092	16,279,710
Centerspace	7,543	708,967
Chatham Lodging Trust *	24,130	331,788
City Office REIT, Inc.	21,930	377,635
Community Healthcare Trust, Inc.	12,776	532,759
CorePoint Lodging, Inc. *	19,680	314,290
Corporate Office Properties Trust	57,677	1,511,714
Cousins Properties, Inc.	75,098	2,901,036
Crown Castle International Corp.	216,887	36,131,205
CubeSmart	108,533	5,232,376
Cushman & Wakefield plc *	73,952	1,621,028
CyrusOne, Inc.	63,457	5,733,340
DiamondRock Hospitality Co. *	110,766	1,057,815
Digital Realty Trust, Inc.	142,385	19,210,584
DigitalBridge Group, Inc. *	260,487	1,888,531
Diversified Healthcare Trust	137,021	394,621
Doma Holdings, Inc. *	87,691	233,258
Douglas Elliman, Inc. *	32,238	243,075
Douglas Emmett, Inc.	89,061	2,823,234
Duke Realty Corp.	192,966	10,227,198
Easterly Government Properties, Inc.	41,104	855,785
EastGroup Properties, Inc.	20,235	3,860,029
Empire State Realty Trust, Inc., Class A	71,041	672,048
EPR Properties	37,898	1,887,320
Equinix, Inc.	45,161	32,052,117
Equity Commonwealth *	61,296	1,628,635
Equity LifeStyle Properties, Inc.	85,262	6,362,250
Equity Residential	170,848	14,573,334
Essential Properties Realty Trust, Inc.	59,498	1,504,109
Essex Property Trust, Inc.	32,456	10,294,070
eXp World Holdings, Inc.	32,949	881,056
SECURITY	NUMBER OF SHARES	VALUE ($)
Extra Space Storage, Inc.	67,356	12,673,031
Federal Realty Investment Trust	34,893	4,102,719
First Industrial Realty Trust, Inc.	65,409	3,766,250
Forestar Group, Inc. *	10,035	183,741
Four Corners Property Trust, Inc.	39,337	1,037,710
Franklin Street Properties Corp.	51,009	294,832
FRP Holdings, Inc. *	3,539	205,014
Gaming & Leisure Properties, Inc.	114,046	5,178,829
Getty Realty Corp.	20,004	551,110
Gladstone Commercial Corp.	18,748	397,270
Global Medical REIT, Inc.	31,958	501,741
Global Net Lease, Inc.	53,254	756,739
Healthcare Realty Trust, Inc.	74,417	1,940,795
Healthcare Trust of America, Inc., Class A	109,438	3,216,383
Healthpeak Properties, Inc.	269,943	8,384,430
Highwoods Properties, Inc.	51,391	2,240,648
Host Hotels & Resorts, Inc. *	358,683	6,553,138
Hudson Pacific Properties, Inc.	75,266	1,987,022
Independence Realty Trust, Inc.	53,920	1,362,558
Industrial Logistics Properties Trust	32,614	729,575
Innovative Industrial Properties, Inc.	11,919	2,246,255
InvenTrust Properties Corp.	33,642	873,010
Invitation Homes, Inc.	300,656	11,364,797
Iron Mountain, Inc.	145,880	7,174,378
iStar, Inc.	36,176	908,741
JBG SMITH Properties	57,790	1,541,837
Jones Lang LaSalle, Inc. *	25,249	6,216,809
Kennedy-Wilson Holdings, Inc.	61,080	1,352,311
Kilroy Realty Corp.	52,608	3,767,785
Kimco Realty Corp.	311,117	7,320,583
Kite Realty Group Trust	111,698	2,449,537
Lamar Advertising Co., Class A	43,572	4,751,962
Life Storage, Inc.	41,446	5,246,649
LTC Properties, Inc.	19,942	674,638
LXP Industrial Trust	139,106	2,150,579
Marcus & Millichap, Inc. *	11,577	575,724
Medical Properties Trust, Inc.	297,775	6,056,744
Mid-America Apartment Communities, Inc.	57,640	11,793,720
National Health Investors, Inc.	23,632	1,259,822
National Retail Properties, Inc.	87,535	3,729,866
National Storage Affiliates Trust	41,235	2,402,764
Newmark Group, Inc., Class A	82,797	1,463,851
NexPoint Residential Trust, Inc.	11,687	993,044
Offerpad Solutions, Inc. *	37,152	190,590
Office Properties Income Trust	23,455	587,548
Omega Healthcare Investors, Inc.	119,452	3,364,963
One Liberty Properties, Inc.	7,677	223,094
Opendoor Technologies, Inc. *	191,867	1,602,089
Orion Office REIT, Inc. *	27,667	471,169
Outfront Media, Inc.	73,831	1,971,288
Paramount Group, Inc.	87,795	982,426
Park Hotels & Resorts, Inc. *	119,458	2,250,589
Pebblebrook Hotel Trust	68,002	1,530,725
Physicians Realty Trust	111,143	1,807,185
Piedmont Office Realty Trust, Inc., Class A	64,448	1,098,194
PotlatchDeltic Corp.	33,170	1,821,033
Preferred Apartment Communities, Inc.	28,968	731,732
Prologis, Inc.	371,264	54,148,854
PS Business Parks, Inc.	10,063	1,602,935
Public Storage	76,566	27,182,461
Rayonier, Inc.	71,368	2,833,310
RE/MAX Holdings, Inc., Class A	10,052	297,941
Realogy Holdings Corp. *	58,827	1,069,475
Realty Income Corp.	283,786	18,755,417

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Redfin Corp. *	52,586	1,137,435
Regency Centers Corp.	76,800	5,060,352
Retail Opportunity Investments Corp.	60,079	1,091,035
Retail Value, Inc.	8,603	26,669
Rexford Industrial Realty, Inc.	75,803	5,316,064
RLJ Lodging Trust	83,747	1,171,621
RPT Realty	42,354	548,484
Ryman Hospitality Properties, Inc. *	28,140	2,479,415
Sabra Health Care REIT, Inc.	117,991	1,584,619
Safehold, Inc.	7,007	429,950
Saul Centers, Inc.	5,857	269,598
SBA Communications Corp.	54,485	16,530,204
Seritage Growth Properties, Class A *	19,574	199,459
Service Properties Trust	85,872	741,075
Simon Property Group, Inc.	164,836	22,674,840
SITE Centers Corp.	91,653	1,425,204
SL Green Realty Corp.	32,766	2,605,552
Spirit Realty Capital, Inc.	60,736	2,816,328
STAG Industrial, Inc.	86,564	3,372,533
STORE Capital Corp.	123,232	3,785,687
Summit Hotel Properties, Inc. *	55,327	547,184
Sun Communities, Inc.	58,149	10,524,969
Sunstone Hotel Investors, Inc. *	109,885	1,162,583
Tanger Factory Outlet Centers, Inc.	53,752	896,583
Tejon Ranch Co. *	13,545	229,994
Terreno Realty Corp.	36,858	2,535,462
The Howard Hughes Corp. *	20,831	1,991,027
The Macerich Co.	106,996	1,637,039
The Necessity Retail REIT, Inc.	62,861	442,541
The RMR Group, Inc., Class A	7,979	232,508
The St. Joe Co.	16,364	884,147
UDR, Inc.	147,197	8,076,699
UMH Properties, Inc.	22,860	527,152
Uniti Group, Inc.	118,003	1,530,499
Universal Health Realty Income Trust	6,515	372,072
Urban Edge Properties	57,451	1,046,757
Urstadt Biddle Properties, Inc., Class A	14,201	267,405
Ventas, Inc.	199,693	10,783,422
Veris Residential, Inc. *	41,175	695,858
VICI Properties, Inc.	315,923	8,833,207
Vornado Realty Trust	79,490	3,440,327
Washington Real Estate Investment Trust	42,450	991,632
Welltower, Inc.	218,606	18,207,694
WeWork, Inc., Class A *(a)	104,109	666,298
Weyerhaeuser Co.	375,822	14,611,959
WP Carey, Inc.	93,340	7,224,516
Xenia Hotels & Resorts, Inc. *	57,655	1,068,924
Zillow Group, Inc., Class A *	18,539	1,061,729
Zillow Group, Inc., Class C *	86,071	4,950,804
		759,056,757

Retailing 6.0%
1-800-Flowers.com, Inc., Class A *	12,652	195,853
Abercrombie & Fitch Co., Class A *	29,135	1,109,461
Academy Sports & Outdoors, Inc. *	45,388	1,469,210
Advance Auto Parts, Inc.	31,691	6,480,176
Amazon.com, Inc. *	218,976	672,532,230
American Eagle Outfitters, Inc.	75,478	1,591,076
America's Car-Mart, Inc. *	3,259	313,451
Arko Corp. *	33,115	276,510
Asbury Automotive Group, Inc. *	11,494	2,231,100
AutoNation, Inc. *	20,152	2,310,628
AutoZone, Inc. *	10,519	19,600,999
BARK, Inc. *(a)	42,303	133,255
Bath & Body Works, Inc.	132,710	7,082,733
SECURITY	NUMBER OF SHARES	VALUE ($)
Bed Bath & Beyond, Inc. *	50,353	850,462
Best Buy Co., Inc.	111,229	10,749,171
Big Lots, Inc.	16,517	574,131
Boot Barn Holdings, Inc. *	14,587	1,269,361
Burlington Stores, Inc. *	33,361	7,535,916
Caleres, Inc.	17,905	371,708
Camping World Holdings, Inc., Class A	21,209	651,328
CarMax, Inc. *	81,285	8,886,889
CarParts.com, Inc. *	23,481	196,536
Carvana Co. *	42,875	6,451,401
Chewy, Inc., Class A *	44,826	2,113,098
Chico's FAS, Inc. *	62,130	292,011
Conn's, Inc. *	9,873	181,071
ContextLogic, Inc., Class A *(a)	165,344	391,865
Designer Brands, Inc., Class A *	30,051	392,166
Dick's Sporting Goods, Inc.	32,788	3,442,740
Dillard's, Inc., Class A	2,146	538,024
Dollar General Corp.	117,270	23,259,332
Dollar Tree, Inc. *	112,924	16,044,242
DoorDash, Inc., Class A *	81,082	8,509,556
eBay, Inc.	314,210	17,152,724
Enjoy Technology, Inc. *	18,068	59,082
Etsy, Inc. *	63,678	9,863,085
Five Below, Inc. *	28,136	4,603,331
Floor & Decor Holdings, Inc., Class A *	52,864	5,054,856
Foot Locker, Inc.	45,382	1,434,979
Franchise Group, Inc.	13,641	574,968
Funko, Inc., Class A *	13,108	228,866
GameStop Corp., Class A *(a)	31,189	3,846,851
Genesco, Inc. *	6,613	424,224
Genuine Parts Co.	71,626	8,749,832
Group 1 Automotive, Inc.	9,108	1,657,018
Groupon, Inc. *	9,400	204,168
GrowGeneration Corp. *	26,653	224,152
Guess?, Inc.	20,542	449,870
Haverty Furniture Cos., Inc.	8,049	228,672
Hibbett, Inc.	7,242	326,469
Kohl's Corp.	76,163	4,236,186
Lands' End, Inc. *	7,428	125,979
Leslie's, Inc. *	68,729	1,464,615
Liquidity Services, Inc. *	14,568	251,007
Lithia Motors, Inc.	15,187	5,176,033
LKQ Corp.	134,173	6,299,422
LL Flooring Holdings, Inc. *	13,622	218,769
Lowe's Cos., Inc.	347,369	76,789,391
Macy's, Inc.	154,987	4,017,263
MarineMax, Inc. *	10,311	471,831
Monro, Inc.	16,316	761,631
Murphy USA, Inc.	11,864	2,144,299
National Vision Holdings, Inc. *	40,820	1,496,869
Nordstrom, Inc. *	55,084	1,142,442
Ollie's Bargain Outlet Holdings, Inc. *	30,482	1,316,213
O'Reilly Automotive, Inc. *	33,785	21,934,573
Overstock.com, Inc. *	21,772	1,238,827
Party City Holdco, Inc. *	56,103	242,926
Penske Automotive Group, Inc.	15,322	1,505,999
Petco Health & Wellness Co., Inc. *	41,107	720,195
PetMed Express, Inc.	9,916	267,236
Pool Corp.	20,171	9,250,017
Porch Group, Inc. *	38,334	310,505
Quotient Technology, Inc. *	41,605	276,257
Qurate Retail, Inc., Class A	176,057	970,074
Rent the Runway, Inc., Class A *	8,032	48,754
Rent-A-Center, Inc.	30,137	856,192
Revolve Group, Inc. *	20,110	953,817
RH *	8,700	3,496,269
Ross Stores, Inc.	178,295	16,294,380

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sally Beauty Holdings, Inc. *	55,036	951,022
Shift Technologies, Inc. *(a)	37,931	76,621
Shoe Carnival, Inc.	9,436	275,154
Shutterstock, Inc.	11,785	1,066,896
Signet Jewelers Ltd.	26,828	1,891,374
Sleep Number Corp. *	11,827	777,034
Sonic Automotive, Inc., Class A	10,522	565,137
Sportsman's Warehouse Holdings, Inc. *	22,812	260,285
Stitch Fix, Inc., Class A *	42,440	532,622
Target Corp.	244,941	48,931,864
The Aaron's Co., Inc.	17,428	365,814
The Buckle, Inc.	14,361	516,996
The Children's Place, Inc. *	6,916	435,431
The Container Store Group, Inc. *	16,577	146,375
The Gap, Inc.	107,937	1,570,483
The Home Depot, Inc.	529,982	167,384,215
The ODP Corp. *	23,719	1,043,636
The RealReal, Inc. *	41,859	372,964
The TJX Cos., Inc.	604,642	39,966,836
Torrid Holdings, Inc. *	5,226	45,728
Tractor Supply Co.	57,024	11,620,921
Ulta Beauty, Inc. *	27,221	10,194,265
Urban Outfitters, Inc. *	32,371	890,526
Victoria's Secret & Co. *	36,231	1,943,069
Vivid Seats, Inc., Class A	10,139	118,424
Volta, Inc. *(a)	61,845	278,303
Vroom, Inc. *	63,874	388,354
Warby Parker, Inc., Class A *	4,976	148,932
Wayfair, Inc., Class A *	39,021	5,496,888
Williams-Sonoma, Inc.	37,219	5,391,544
Winmark Corp.	1,401	316,934
Xometry, Inc., Class A *(a)	3,429	167,712
Zumiez, Inc. *	10,092	448,993
		1,331,970,160

Semiconductors & Semiconductor Equipment 5.6%
ACM Research, Inc., Class A *	6,125	504,823
Advanced Micro Devices, Inc. *	820,876	101,246,891
Allegro MicroSystems, Inc. *	28,529	817,926
Ambarella, Inc. *	18,391	2,569,407
Amkor Technology, Inc.	49,633	1,125,180
Analog Devices, Inc.	269,972	43,273,812
Applied Materials, Inc.	453,551	60,866,544
Axcelis Technologies, Inc. *	16,666	1,153,621
Azenta, Inc.	37,149	3,251,280
Broadcom, Inc.	206,672	121,407,400
CEVA, Inc. *	11,873	484,062
Cirrus Logic, Inc. *	28,794	2,501,335
CMC Materials, Inc.	14,401	2,670,377
Cohu, Inc. *	24,063	750,284
Diodes, Inc. *	22,471	2,013,177
Enphase Energy, Inc. *	67,564	11,262,919
Entegris, Inc.	67,805	8,847,196
First Solar, Inc. *	49,465	3,724,220
FormFactor, Inc. *	38,269	1,549,512
Ichor Holdings Ltd. *	14,840	522,813
Impinj, Inc. *	9,397	646,044
Intel Corp.	2,041,570	97,382,889
KLA Corp.	76,216	26,561,276
Kulicke & Soffa Industries, Inc.	31,079	1,623,567
Lam Research Corp.	70,671	39,671,166
Lattice Semiconductor Corp. *	68,695	4,301,681
MACOM Technology Solutions Holdings, Inc. *	24,145	1,451,114
Marvell Technology, Inc.	413,735	28,270,513
MaxLinear, Inc. *	35,350	2,168,722
SECURITY	NUMBER OF SHARES	VALUE ($)
Microchip Technology, Inc.	278,840	19,610,817
Micron Technology, Inc.	561,526	49,897,200
MKS Instruments, Inc.	27,608	4,157,765
Monolithic Power Systems, Inc.	21,714	9,960,212
Navitas Semiconductor Corp. *(a)	36,978	360,166
NVIDIA Corp.	1,255,227	306,087,104
NXP Semiconductor N.V.	133,555	25,391,477
ON Semiconductor Corp. *	216,382	13,547,677
Onto Innovation, Inc. *	24,522	2,114,042
PDF Solutions, Inc. *	15,514	424,463
Photronics, Inc. *	30,391	559,802
Power Integrations, Inc.	30,158	2,714,220
Qorvo, Inc. *	55,409	7,578,843
QUALCOMM, Inc.	562,405	96,728,036
Rambus, Inc. *	54,783	1,479,141
Semtech Corp. *	32,560	2,259,013
Silicon Laboratories, Inc. *	20,003	3,074,661
SiTime Corp. *	7,376	1,490,985
SkyWater Technology, Inc. *	3,713	42,885
Skyworks Solutions, Inc.	82,984	11,465,899
SMART Global Holdings, Inc. *	22,941	629,730
SolarEdge Technologies, Inc. *	26,325	8,408,731
SunPower Corp. *	41,157	737,945
Synaptics, Inc. *	19,914	4,548,955
Teradyne, Inc.	81,925	9,660,596
Texas Instruments, Inc.	463,849	78,849,692
Ultra Clean Holdings, Inc. *	22,146	1,014,508
Universal Display Corp.	21,916	3,395,008
Veeco Instruments, Inc. *	24,886	710,993
Wolfspeed, Inc. *	57,852	5,942,557
		1,245,462,874

Software & Services 13.8%
8x8, Inc. *	59,346	769,124
A10 Networks, Inc.	28,379	404,117
Accenture plc, Class A	317,213	100,245,652
ACI Worldwide, Inc. *	58,981	1,977,043
Adobe, Inc. *	238,935	111,745,121
Affirm Holdings, Inc. *	73,179	3,061,809
Agilysys, Inc. *	9,209	387,054
Akamai Technologies, Inc. *	81,695	8,844,301
Alarm.com Holdings, Inc. *	23,504	1,547,268
Alliance Data Systems Corp.	24,856	1,676,537
Altair Engineering, Inc., Class A *	25,885	1,719,282
Alteryx, Inc., Class A *	30,456	1,897,409
Amplitude, Inc., Class A *	11,180	239,699
Anaplan, Inc. *	72,947	3,455,499
ANSYS, Inc. *	43,825	14,207,627
Appfolio, Inc., Class A *	9,444	1,068,494
Appian Corp. *	19,611	1,195,487
AppLovin Corp., Class A *	13,922	808,590
Asana, Inc., Class A *	40,526	2,220,420
Aspen Technology, Inc. *	33,408	5,091,713
Autodesk, Inc. *	110,244	24,279,036
Automatic Data Processing, Inc.	211,820	43,304,481
Avalara, Inc. *	43,588	4,529,229
Avaya Holdings Corp. *	42,325	582,815
AvePoint, Inc. *	44,522	251,104
AvidXchange Holdings, Inc. *	12,683	122,137
Bentley Systems, Inc., Class B	91,688	3,519,902
BigCommerce Holdings, Inc. *	29,675	768,583
Bill.com Holdings, Inc. *	45,932	10,926,304
Black Knight, Inc. *	77,984	4,381,921
Blackbaud, Inc. *	20,561	1,284,857
Blackline, Inc. *	26,459	1,992,627
Blend Labs, Inc., Class A *(a)	9,951	87,967
Block, Inc. *	247,563	31,564,283

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bottomline Technologies (DE), Inc. *	19,617	1,111,107
Box, Inc., Class A *	77,224	1,977,707
Broadridge Financial Solutions, Inc.	58,387	8,536,763
BTRS Holdings, Inc., Class A *	37,316	227,628
C3.ai, Inc., Class A *	35,284	791,067
Cadence Design Systems, Inc. *	139,234	21,084,205
Cantaloupe, Inc. *	26,981	209,642
Cass Information Systems, Inc.	5,870	232,335
CCC Intelligent Solutions Holdings, Inc. *(a)	33,412	362,854
CDK Global, Inc.	58,796	2,665,811
Cerence, Inc. *	18,860	681,035
Ceridian HCM Holding, Inc. *	68,047	4,961,307
ChannelAdvisor Corp. *	14,565	261,442
Cipher Mining, Inc. *	23,046	70,290
Citrix Systems, Inc.	62,399	6,395,898
Clear Secure, Inc., Class A *	6,541	176,149
Clearwater Analytics Holdings, Inc., Class A *	15,892	315,774
Cloudflare, Inc., Class A *	137,601	16,019,508
Cognizant Technology Solutions Corp., Class A	263,743	22,716,185
CommVault Systems, Inc. *	23,376	1,470,584
Concentrix Corp.	21,578	4,313,226
Conduent, Inc. *	85,874	418,206
Confluent, Inc., Class A *	30,805	1,318,146
Consensus Cloud Solutions, Inc. *	7,795	433,870
Couchbase, Inc. *	3,946	83,142
Coupa Software, Inc. *	37,216	4,503,508
Crowdstrike Holdings, Inc., Class A *	103,117	20,129,470
CS Disco, Inc. *	6,143	232,083
CSG Systems International, Inc.	15,840	977,645
Cyxtera Technologies, Inc. *(a)	16,029	195,073
Datadog, Inc., Class A *	129,145	20,806,551
Datto Holding Corp. *	14,242	334,117
Digital Turbine, Inc. *	43,994	2,132,829
DigitalOcean Holdings, Inc. *	8,706	516,440
DocuSign, Inc. *	98,462	11,660,855
Dolby Laboratories, Inc., Class A	32,382	2,431,888
Domo, Inc., Class B *	14,613	650,279
Dropbox, Inc., Class A *	142,185	3,226,178
Duck Creek Technologies, Inc. *	37,357	877,142
DXC Technology Co. *	126,639	4,309,525
Dynatrace, Inc. *	98,720	4,385,142
E2open Parent Holdings, Inc. *	87,732	787,833
Ebix, Inc.	11,900	351,169
Elastic N.V. *	36,289	3,144,442
Embark Technology, Inc. *(a)	94,323	430,113
Enfusion, Inc., Class A *(a)	9,011	149,493
Envestnet, Inc. *	27,506	2,057,999
EPAM Systems, Inc. *	28,391	5,898,230
Euronet Worldwide, Inc. *	26,692	3,422,715
Everbridge, Inc. *	19,219	759,535
EverCommerce, Inc. *	8,860	106,143
EVERTEC, Inc.	30,064	1,213,383
Evo Payments, Inc., Class A *	25,188	607,283
ExlService Holdings, Inc. *	16,582	2,002,940
Expensify, Inc., Class A *(a)	4,561	93,501
Fair Isaac Corp. *	13,804	6,504,307
Fastly, Inc., Class A *	53,637	997,648
Fidelity National Information Services, Inc.	305,374	29,080,766
Fiserv, Inc. *	298,513	29,155,765
Five9, Inc. *	34,377	3,781,470
FleetCor Technologies, Inc. *	40,854	9,568,007
Flywire Corp. *	5,271	142,633
Fortinet, Inc. *	68,218	23,502,465
Freshworks, Inc., Class A *(a)	17,109	313,437
SECURITY	NUMBER OF SHARES	VALUE ($)
Gartner, Inc. *	41,224	11,560,034
Genpact Ltd.	87,375	3,655,770
Gitlab, Inc., Class A *	5,145	299,799
Global Payments, Inc.	145,641	19,425,597
GoDaddy, Inc., Class A *	82,994	6,922,530
GreenSky, Inc., Class A *	34,867	345,183
Grid Dynamics Holdings, Inc. *	23,438	284,772
Guidewire Software, Inc. *	41,712	3,676,913
HubSpot, Inc. *	22,566	11,847,150
Informatica, Inc., Class A *	14,225	286,776
Intapp, Inc. *	5,042	116,269
InterDigital, Inc.	15,138	975,190
International Business Machines Corp.	450,318	55,168,458
International Money Express, Inc. *	14,745	236,805
Intuit, Inc.	142,265	67,486,248
IronNet, Inc. *(a)	17,985	83,810
Jack Henry & Associates, Inc.	37,166	6,570,949
Jamf Holding Corp. *	27,239	931,846
Kaltura, Inc. *	6,756	15,133
Kyndryl Holdings, Inc. *	89,740	1,423,276
Latch, Inc. *(a)	45,544	188,097
LivePerson, Inc. *	33,100	671,268
LiveRamp Holdings, Inc. *	34,692	1,497,307
Mandiant, Inc. *	121,721	2,410,076
Manhattan Associates, Inc. *	31,722	4,240,597
Marathon Digital Holdings, Inc. *(a)	49,819	1,262,912
Marqeta, Inc., Class A *	116,953	1,371,859
Mastercard, Inc., Class A	435,545	157,153,347
Matterport, Inc. *	92,208	683,261
Maximus, Inc.	30,756	2,425,418
McAfee Corp., Class A	36,582	950,766
MeridianLink, Inc. *	6,211	121,611
Microsoft Corp.	3,769,484	1,126,284,124
MicroStrategy, Inc., Class A *(a)	4,166	1,845,538
Mimecast Ltd. *	31,000	2,465,430
Model N, Inc. *	15,878	390,440
Momentive Global, Inc. *	67,007	1,053,350
MoneyGram International, Inc. *	45,692	490,732
MongoDB, Inc. *	33,266	12,707,279
N-Able, Inc. *	33,038	382,250
nCino, Inc. *	28,140	1,292,470
NCR Corp. *	66,073	2,677,278
New Relic, Inc. *	29,641	1,963,420
NextNav, Inc. *	9,249	56,234
NortonLifeLock, Inc.	292,381	8,473,201
Nuance Communications, Inc. *	145,398	8,072,497
Nutanix, Inc., Class A *	106,659	2,847,795
Okta, Inc. *	74,205	13,567,642
ON24, Inc. *	5,912	92,227
OneSpan, Inc. *	19,030	262,233
Oracle Corp.	809,777	61,518,759
Pagerduty, Inc. *	37,376	1,264,056
Palantir Technologies, Inc., Class A *	802,972	9,515,218
Palo Alto Networks, Inc. *	49,129	29,194,908
Paya Holdings, Inc. *	41,971	270,713
Paychex, Inc.	161,197	19,192,115
Paycom Software, Inc. *	24,068	8,164,106
Paycor HCM, Inc. *	15,634	438,846
Paylocity Holding Corp. *	20,064	4,262,396
Payoneer Global, Inc. *	96,059	463,004
PayPal Holdings, Inc. *	589,943	66,032,320
Pegasystems, Inc.	20,559	1,791,100
Perficient, Inc. *	16,254	1,656,283
Ping Identity Holding Corp. *	29,865	628,360
Progress Software Corp.	21,581	951,290
PROS Holdings, Inc. *	21,291	676,628
PTC, Inc. *	53,176	5,917,425

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Q2 Holdings, Inc. *	28,886	1,879,034
Qualtrics International, Inc., Class A *	48,308	1,465,182
Qualys, Inc. *	16,564	2,075,635
Rackspace Technology, Inc. *	31,744	353,311
Rapid7, Inc. *	28,258	2,923,573
Repay Holdings Corp. *	39,154	676,190
RingCentral, Inc., Class A *	41,238	5,395,580
Riot Blockchain, Inc. *(a)	41,322	711,978
Sabre Corp. *	161,710	1,767,490
Sailpoint Technologies Holdings, Inc. *	46,168	1,909,970
salesforce.com, Inc. *	491,627	103,502,232
SentinelOne, Inc., Class A *	21,320	884,780
ServiceNow, Inc. *	99,970	57,974,602
Shift4 Payments, Inc., Class A *	23,725	1,249,121
Smartsheet, Inc., Class A *	63,501	3,376,348
Snowflake, Inc., Class A *	116,238	30,879,787
SolarWinds Corp.	22,598	306,203
Splunk, Inc. *	81,293	9,600,703
Sprout Social, Inc., Class A *	22,504	1,465,235
SPS Commerce, Inc. *	17,784	2,309,252
Squarespace, Inc., Class A *	13,985	414,096
SS&C Technologies Holdings, Inc.	111,102	8,329,317
Sumo Logic, Inc. *	43,428	522,873
Switch, Inc., Class A	66,942	1,741,831
Synopsys, Inc. *	76,533	23,908,144
Telos Corp. *	26,548	303,178
Tenable Holdings, Inc. *	45,437	2,515,392
Teradata Corp. *	54,943	2,746,601
The Trade Desk, Inc., Class A *	219,232	18,704,874
The Western Union Co.	201,525	3,663,725
Thoughtworks Holding, Inc. *	17,653	403,548
Toast, Inc., Class A *(a)	37,073	760,738
TTEC Holdings, Inc.	9,444	750,798
Tucows, Inc., Class A *(a)	4,734	318,030
Twilio, Inc., Class A *	84,324	14,739,835
Tyler Technologies, Inc. *	20,601	8,822,584
UiPath, Inc., Class A *	130,047	4,513,931
Unisys Corp. *	36,014	769,619
Unity Software, Inc. *	80,286	8,546,445
Upland Software, Inc. *	14,795	279,034
Varonis Systems, Inc. *	54,496	2,376,026
Verint Systems, Inc. *	32,601	1,637,548
VeriSign, Inc. *	48,572	10,380,808
Verra Mobility Corp. *	62,721	1,053,713
Visa, Inc., Class A	841,984	181,969,582
VMware, Inc., Class A	101,034	11,853,309
Vonage Holdings Corp. *	125,358	2,547,275
WEX, Inc. *	22,360	3,767,884
Workday, Inc., Class A *	96,042	21,998,420
Workiva, Inc. *	22,527	2,372,093
Xperi Holding Corp.	53,171	920,922
Yext, Inc. *	57,808	428,935
Zendesk, Inc. *	60,694	7,081,169
Zoom Video Communications, Inc., Class A *	108,535	14,391,741
Zscaler, Inc. *	39,786	9,514,822
Zuora, Inc., Class A *	58,952	894,891
		3,056,232,006

Technology Hardware & Equipment 7.8%
3D Systems Corp. *	62,904	1,120,949
908 Devices, Inc. *	6,952	115,612
ADTRAN, Inc.	23,776	489,548
Advanced Energy Industries, Inc.	19,285	1,655,617
Aeva Technologies, Inc. *	49,145	206,409
AEye, Inc. *(a)	55,399	183,925
Amphenol Corp., Class A	300,140	22,813,641
SECURITY	NUMBER OF SHARES	VALUE ($)
Apple Inc.	7,825,177	1,292,093,226
Arista Networks, Inc. *	112,701	13,831,794
Arrow Electronics, Inc. *	35,021	4,268,360
Avid Technology, Inc. *	18,206	572,761
Avnet, Inc.	49,931	2,100,597
Badger Meter, Inc.	14,536	1,445,024
Belden, Inc.	22,139	1,247,533
Benchmark Electronics, Inc.	18,412	481,290
Calix, Inc. *	27,148	1,475,222
Casa Systems, Inc. *	14,859	61,813
CDW Corp.	68,103	11,745,043
Ciena Corp. *	77,595	5,309,050
Cisco Systems, Inc.	2,118,247	118,134,635
Cognex Corp.	88,509	5,979,668
Coherent, Inc. *	12,195	3,223,382
CommScope Holding Co., Inc. *	106,472	1,015,743
Comtech Telecommunications Corp.	13,506	277,954
Corning, Inc.	385,111	15,558,484
Corsair Gaming, Inc. *(a)	16,390	378,281
CTS Corp.	16,609	630,146
Dell Technologies, Inc., Class C *	146,679	7,474,762
Diebold Nixdorf, Inc. *	40,426	351,706
ePlus, Inc. *	13,861	650,081
Evolv Technologies Holdings, Inc. *	27,371	96,346
Extreme Networks, Inc. *	63,562	730,327
F5, Inc. *	30,140	6,053,619
Fabrinet *	18,640	1,866,423
FARO Technologies, Inc. *	9,552	522,877
Harmonic, Inc. *	49,367	459,607
Hewlett Packard Enterprise Co.	655,249	10,431,564
HP, Inc.	578,522	19,878,016
II-VI, Inc. *	52,889	3,673,670
Infinera Corp. *	105,885	977,319
Inseego Corp. *(a)	40,954	192,893
Insight Enterprises, Inc. *	17,579	1,828,216
IonQ, Inc. *(a)	56,681	905,762
IPG Photonics Corp. *	18,019	2,348,777
Itron, Inc. *	23,080	1,100,224
Jabil, Inc.	71,982	4,161,279
Juniper Networks, Inc.	162,049	5,475,636
Keysight Technologies, Inc. *	92,301	14,525,408
Kimball Electronics, Inc. *	11,744	202,467
Knowles Corp. *	45,114	982,583
Lightwave Logic, Inc. *(a)	50,170	377,780
Littelfuse, Inc.	12,224	3,156,359
Lumentum Holdings, Inc. *	36,655	3,623,713
Methode Electronics, Inc.	18,896	862,413
MicroVision, Inc. *	82,732	331,755
Mirion Technologies, Inc. *	47,544	406,026
Motorola Solutions, Inc.	84,587	18,645,512
Napco Security Technologies, Inc. *	15,019	306,237
National Instruments Corp.	66,383	2,665,277
NetApp, Inc.	112,294	8,801,604
NETGEAR, Inc. *	15,782	419,959
NetScout Systems, Inc. *	37,825	1,177,492
nLight, Inc. *	22,545	367,484
Novanta, Inc. *	17,794	2,431,194
OSI Systems, Inc. *	8,790	709,089
Ouster, Inc. *(a)	35,490	119,956
PAR Technology Corp. *	13,415	562,625
PC Connection, Inc.	5,790	282,494
Plantronics, Inc. *	21,280	599,458
Plexus Corp. *	14,296	1,164,695
Pure Storage, Inc., Class A *	134,203	3,481,226
Ribbon Communications, Inc. *	56,505	171,775
Rogers Corp. *	9,501	2,593,773
Sanmina Corp. *	31,635	1,258,440
ScanSource, Inc. *	12,363	390,424

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Seagate Technology Holdings plc	102,793	10,604,126
SmartRent, Inc. *(a)	45,189	291,469
Super Micro Computer, Inc. *	21,114	829,569
TD SYNNEX Corp.	20,461	2,083,544
TE Connectivity Ltd.	163,986	23,356,526
Teledyne Technologies, Inc. *	23,466	10,075,831
Trimble, Inc. *	126,176	8,800,776
TTM Technologies, Inc. *	55,335	695,561
Ubiquiti, Inc.	3,049	774,111
Velodyne Lidar, Inc. *(a)	46,316	170,906
ViaSat, Inc. *	36,617	1,671,200
Viavi Solutions, Inc. *	118,848	1,949,107
Vishay Intertechnology, Inc.	67,293	1,291,353
Vontier Corp.	85,462	2,076,727
Western Digital Corp. *	156,383	7,966,150
Xerox Holdings Corp.	67,606	1,332,514
Zebra Technologies Corp., Class A *	26,742	11,053,538
		1,731,235,037

Telecommunication Services 1.2%
Anterix, Inc. *	8,914	474,938
AT&T, Inc.	3,584,469	84,916,071
ATN International, Inc.	5,575	185,815
Bandwidth, Inc., Class A *	11,764	359,390
Cogent Communications Holdings, Inc.	21,140	1,340,276
Consolidated Communications Holdings, Inc. *	37,351	265,939
EchoStar Corp., Class A *	19,711	479,766
Frontier Communications Parent, Inc. *	105,655	2,910,795
Globalstar, Inc. *	348,876	411,674
Gogo, Inc. *(a)	34,560	492,134
IDT Corp., Class B *	8,367	301,714
Iridium Communications, Inc. *	65,918	2,609,694
Liberty Global plc, Class A *	88,734	2,287,563
Liberty Global plc, Class C *	167,877	4,342,978
Liberty Latin America Ltd., Class A *	18,522	186,146
Liberty Latin America Ltd., Class C *	77,580	782,782
Lumen Technologies, Inc.	465,508	4,822,663
Radius Global Infrastructure, Inc., Class A *	29,319	377,042
Shenandoah Telecommunications Co.	24,460	546,681
Telephone and Data Systems, Inc.	48,350	838,872
T-Mobile US, Inc. *	294,705	36,310,603
United States Cellular Corp. *	7,826	215,293
Verizon Communications, Inc.	2,078,276	111,541,073
		256,999,902

Transportation 1.9%
Air Transport Services Group, Inc. *	28,798	907,425
Alaska Air Group, Inc. *	62,586	3,513,578
Allegiant Travel Co. *	7,702	1,340,841
AMERCO	4,997	2,886,317
American Airlines Group, Inc. *	324,891	5,604,370
ArcBest Corp.	12,879	1,193,626
Atlas Air Worldwide Holdings, Inc. *	13,646	1,069,301
Avis Budget Group, Inc. *	20,049	3,677,789
Bird Global, Inc., Class A *(a)	66,620	217,847
C.H. Robinson Worldwide, Inc.	65,374	6,320,358
CSX Corp.	1,113,643	37,763,634
Daseke, Inc. *	30,834	386,967
Delta Air Lines, Inc. *	319,519	12,755,198
Expeditors International of Washington, Inc.	84,841	8,769,166
SECURITY	NUMBER OF SHARES	VALUE ($)
FedEx Corp.	122,430	27,212,516
Forward Air Corp.	13,844	1,428,424
Frontier Group Holdings, Inc. *(a)	14,839	191,126
GXO Logistics, Inc. *	49,448	4,150,171
Hawaiian Holdings, Inc. *	24,464	469,220
Heartland Express, Inc.	24,904	357,621
Hertz Global Holdings, Inc. *	28,165	572,313
Hub Group, Inc., Class A *	17,504	1,477,338
J.B. Hunt Transport Services, Inc.	42,129	8,549,238
JetBlue Airways Corp. *	162,557	2,482,245
Joby Aviation, Inc. *(a)	130,955	673,109
Kirby Corp. *	30,150	1,964,272
Knight-Swift Transportation Holdings, Inc.	83,164	4,530,775
Landstar System, Inc.	19,208	2,965,907
Lyft, Inc., Class A *	148,017	5,763,782
Marten Transport Ltd.	27,776	479,136
Matson, Inc.	21,190	2,347,216
Norfolk Southern Corp.	122,002	31,295,953
Old Dominion Freight Line, Inc.	46,963	14,747,791
Ryder System, Inc.	26,681	2,103,530
Saia, Inc. *	13,106	3,764,436
Schneider National, Inc., Class B	18,584	485,414
SkyWest, Inc. *	25,133	706,489
Southwest Airlines Co. *	296,124	12,970,231
Spirit Airlines, Inc. *	56,358	1,413,459
Sun Country Airlines Holdings, Inc. *	15,403	416,651
TuSimple Holdings, Inc., Class A *	16,786	292,412
Uber Technologies, Inc. *	836,635	30,143,959
Union Pacific Corp.	322,928	79,424,142
United Airlines Holdings, Inc. *	162,457	7,213,091
United Parcel Service, Inc., Class B	366,213	77,058,539
Universal Logistics Holdings, Inc.	5,495	105,119
Werner Enterprises, Inc.	29,586	1,285,808
Wheels Up Experience, Inc. *	87,810	308,213
XPO Logistics, Inc. *	49,799	3,619,391
		419,375,454

Utilities 2.5%
ALLETE, Inc.	26,680	1,679,239
Alliant Energy Corp.	125,581	7,333,930
Ameren Corp.	129,289	11,112,390
American Electric Power Co., Inc.	252,956	22,930,461
American States Water Co.	18,627	1,567,648
American Water Works Co., Inc.	91,235	13,784,696
Atmos Energy Corp.	66,559	7,308,844
Avangrid, Inc.	35,604	1,597,551
Avista Corp.	34,332	1,532,237
Black Hills Corp.	32,549	2,278,105
California Water Service Group	26,285	1,496,405
CenterPoint Energy, Inc.	315,633	8,632,563
Chesapeake Utilities Corp.	8,582	1,140,977
Clearway Energy, Inc., Class A	17,393	532,052
Clearway Energy, Inc., Class C	41,292	1,379,153
CMS Energy Corp.	145,350	9,303,853
Consolidated Edison, Inc.	177,235	15,201,446
Constellation Energy Corp.	163,555	7,520,259
Dominion Energy, Inc.	406,959	32,365,449
DTE Energy Co.	97,379	11,840,313
Duke Energy Corp.	386,681	38,826,639
Edison International	190,500	12,081,510
Entergy Corp.	100,813	10,606,536
Essential Utilities, Inc.	116,729	5,499,103
Evergy, Inc.	115,136	7,185,638
Eversource Energy	172,323	14,096,021
Exelon Corp.	490,780	20,887,597
FirstEnergy Corp.	274,192	11,474,935

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hawaiian Electric Industries, Inc.	54,640	2,239,147
IDACORP, Inc.	25,064	2,605,403
MGE Energy, Inc.	18,262	1,315,229
Middlesex Water Co.	8,327	832,617
Montauk Renewables, Inc. *(a)	31,136	321,946
National Fuel Gas Co.	45,533	2,833,974
New Jersey Resources Corp.	49,251	2,148,329
NextEra Energy, Inc.	985,261	77,116,378
NiSource, Inc.	198,732	5,749,317
Northwest Natural Holding Co.	16,088	836,737
NorthWestern Corp.	26,357	1,594,071
NRG Energy, Inc.	123,633	4,678,273
OGE Energy Corp.	100,421	3,770,809
ONE Gas, Inc.	26,800	2,226,812
Ormat Technologies, Inc.	22,563	1,609,870
Otter Tail Corp.	20,803	1,286,874
PG&E Corp. *	755,777	8,593,184
Pinnacle West Capital Corp.	55,958	3,963,505
PNM Resources, Inc.	43,433	1,961,869
Portland General Electric Co.	45,029	2,286,122
PPL Corp.	377,584	9,881,373
Public Service Enterprise Group, Inc.	253,861	16,457,809
Sempra Energy	160,295	23,117,745
SJW Group	13,631	889,014
South Jersey Industries, Inc.	55,468	1,882,029
Southwest Gas Holdings, Inc.	30,218	2,143,665
Spire, Inc.	26,501	1,778,482
Sunnova Energy International, Inc. *	46,921	945,458
The AES Corp.	334,618	7,103,940
The Southern Co.	533,137	34,531,283
UGI Corp.	104,990	4,035,816
Unitil Corp.	7,969	402,355
Vistra Corp.	240,364	5,485,106
WEC Energy Group, Inc.	158,016	14,360,494
Xcel Energy, Inc.	270,544	18,215,728
York Water Co.	5,802	260,336
		550,656,649
Total Common Stocks (Cost $13,480,542,439)		22,167,005,644

RIGHTS 0.0% OF NET ASSETS

Media & Entertainment 0.0%
Media General, Inc. CVR *(c)	42,134	3,586
Total Rights (Cost $0)		3,586
SECURITY	NUMBEROF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (d)	23,243,439	23,243,439
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (d)(e)	62,366,625	62,366,625
		85,610,064
Total Short-Term Investments (Cost $85,610,064)		85,610,064
Total Investments in Securities (Cost $13,566,152,503)		22,252,619,294

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/18/22	138	30,139,200	(325,905)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $60,463,474.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 28, 2022:
	VALUE AT 8/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/22	BALANCE OF SHARES HELD AT 2/28/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$52,840,291	$3,544,613	($1,320,936)	$223,250	$8,222,226	$63,509,444	751,947	$282,783

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$22,167,005,644	$—	$—	$22,167,005,644
Rights [1]
Media & Entertainment	—	—	3,586	3,586
Short-Term Investments[1]	85,610,064	—	—	85,610,064
Liabilities
Futures Contracts[2]	(325,905)	—	—	(325,905)
Total	$22,252,289,803	$—	$3,586	$22,252,293,389

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Assets and Liabilities

As of February 28, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $30,980,944)		$63,509,444
Investments in securities, at value - unaffiliated (cost $13,535,171,559) including securities on loan of $60,463,474		22,189,109,850
Cash		1,016,337
Deposit with broker for futures contracts		3,185,500
Receivables:
Dividends		26,319,864
Fund shares sold		10,367,699
Income from securities on loan	+	172,692
Total assets		22,293,681,386
Liabilities
Collateral held for securities on loan		62,366,625
Payables:
Investments bought		30,251,144
Management fees		516,466
Variation margin on futures contracts	+	76,688
Total liabilities		93,210,923
Net assets		$22,200,470,463
Net Assets by Source
Capital received from investors		$13,659,173,494
Total distributable earnings	+	8,541,296,969
Net assets		$22,200,470,463

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$22,200,470,463		214,350,000		$103.57

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Operations

For the period September 1, 2021 through February 28, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $29,734)		$153,605,745
Dividends received from securities - affiliated		282,783
Securities on loan, net	+	1,006,185
Total investment income		154,894,713
Expenses
Management fees		3,405,769
Total expenses	–	3,405,769
Net investment income		151,488,944
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(23,856)
Net realized losses on sales of securities - unaffiliated		(25,898,921)
Net realized gains on sales of in-kind redemptions - affiliated		247,106
Net realized gains on sales of in-kind redemptions - unaffiliated		85,133,639
Net realized losses on futures contracts	+	(243,283)
Net realized gains		59,214,685
Net change in unrealized appreciation (depreciation) on securities - affiliated		8,222,226
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(1,246,361,058)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,248,533)
Net change in unrealized appreciation (depreciation)	+	(1,239,387,365)
Net realized and unrealized losses		(1,180,172,680)
Decrease in net assets resulting from operations		($1,028,683,736)

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/21-2/28/22		9/1/20-8/31/21
Net investment income		$151,488,944	$270,646,770
Net realized gains		59,214,685	362,142,303
Net change in unrealized appreciation (depreciation)	+	(1,239,387,365)	4,858,261,799
Increase (decrease) in net assets resulting from operations		($1,028,683,736)	$5,491,050,872
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($161,644,965)	($289,355,570)

TRANSACTIONS IN FUND SHARES
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,800,000	$1,166,710,990	14,550,000	$1,370,669,029
Shares redeemed	+	(1,400,000)	(144,140,951)	(8,300,000)	(752,664,118)
Net transactions in fund shares		9,400,000	$1,022,570,039	6,250,000	$618,004,911
SHARES OUTSTANDING AND NET ASSETS
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		204,950,000	$22,368,229,125	198,700,000	$16,548,528,912
Total increase (decrease)	+	9,400,000	(167,758,662)	6,250,000	5,819,700,213
End of period		214,350,000	$22,200,470,463	204,950,000	$22,368,229,125

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	9/1/21– 2/28/22*	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	10/11/17 [1]– 8/31/18
Per-Share Data
Net asset value at beginning of period	$44.81	$34.50	$28.80	$28.62	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.29	0.56	0.61	0.57	0.44
Net realized and unrealized gains (losses)	(2.14)	10.32	5.67	0.10	3.47
Total from investment operations	(1.85)	10.88	6.28	0.67	3.91
Less distributions:
Distributions from net investment income	(0.30)	(0.57)	(0.58)	(0.49)	(0.29)
Net asset value at end of period	$42.66	$44.81	$34.50	$28.80	$28.62
Total return	(4.15%) [3]	31.95%	22.25%	2.42%	15.72% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [4]	0.05%	0.05%	0.05%	0.05% [4]
Net investment income (loss)	1.30% [4]	1.43%	2.03%	2.06%	1.87% [4]
Portfolio turnover rate[5]	3% [3]	5%	5%	5%	3% [3]
Net assets, end of period (x 1,000,000)	$2,229	$2,090	$1,145	$838	$486

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 2.2%
Aptiv plc *	14,482	1,874,550
Autoliv, Inc.	4,226	371,930
BorgWarner, Inc.	12,807	525,215
Ford Motor Co.	210,228	3,691,604
Fox Factory Holding Corp. *	2,291	270,384
General Motors Co. *	77,759	3,632,900
Gentex Corp.	12,759	386,215
Harley-Davidson, Inc.	8,321	343,657
Lear Corp.	3,177	499,869
QuantumScape Corp. *	13,220	213,371
Tesla, Inc. *	43,595	37,946,396
Thor Industries, Inc.	3,003	271,772
		50,027,863

Banks 4.1%
Bank of America Corp.	385,988	17,060,670
Bank OZK	6,481	304,737
BOK Financial Corp.	1,622	166,579
Citigroup, Inc.	106,385	6,301,184
Citizens Financial Group, Inc.	22,834	1,196,958
Comerica, Inc.	7,003	668,716
Commerce Bancshares, Inc.	5,890	422,784
Cullen/Frost Bankers, Inc.	3,043	428,241
East West Bancorp, Inc.	7,563	662,216
Essent Group Ltd.	5,848	258,365
Fifth Third Bancorp	36,650	1,753,336
First Citizens BancShares, Inc., Class A	712	561,376
First Financial Bankshares, Inc.	6,809	326,287
First Horizon Corp.	29,086	682,939
First Republic Bank	9,609	1,664,855
Huntington Bancshares, Inc.	77,531	1,203,281
JPMorgan Chase & Co.	158,381	22,458,426
KeyCorp	49,894	1,250,843
M&T Bank Corp.	6,881	1,253,925
MGIC Investment Corp.	17,506	265,741
New York Community Bancorp, Inc.	24,784	286,007
People's United Financial, Inc.	23,034	485,557
Pinnacle Financial Partners, Inc.	4,061	410,486
Popular, Inc.	4,253	390,638
Prosperity Bancshares, Inc.	4,885	363,737
Regions Financial Corp.	50,967	1,232,892
Signature Bank	3,252	1,121,582
SVB Financial Group *	3,140	1,902,840
Synovus Financial Corp.	7,789	410,091
TFS Financial Corp.	2,533	43,492
The PNC Financial Services Group, Inc.	22,664	4,515,802
Truist Financial Corp.	71,491	4,448,170
U.S. Bancorp	72,392	4,093,044
Valley National Bancorp	22,073	308,360
Wells Fargo & Co.	213,716	11,406,023
Western Alliance Bancorp	5,627	527,475
SECURITY	NUMBER OF SHARES	VALUE ($)
Zions Bancorp NA	8,408	596,043
		91,433,698

Capital Goods 5.6%
3M Co.	30,854	4,586,447
A.O. Smith Corp.	7,117	488,084
Acuity Brands, Inc.	1,877	342,309
Advanced Drainage Systems, Inc.	3,042	355,062
AECOM	7,750	563,115
AGCO Corp.	3,266	392,443
Allegion plc	4,784	547,864
AMETEK, Inc.	12,401	1,609,526
Axon Enterprise, Inc. *	3,522	493,961
AZEK Co., Inc. *	5,905	174,138
Builders FirstSource, Inc. *	10,313	767,493
BWX Technologies, Inc.	4,891	261,277
Carlisle Cos., Inc.	2,806	666,144
Carrier Global Corp.	46,461	2,085,170
Caterpillar, Inc.	28,977	5,435,506
ChargePoint Holdings, Inc. *	9,287	134,847
Chart Industries, Inc. *	1,913	276,237
Colfax Corp. *	7,168	288,225
Crane Co.	2,647	267,559
Cummins, Inc.	7,680	1,567,642
Deere & Co.	15,130	5,447,103
Donaldson Co., Inc.	6,674	362,198
Dover Corp.	7,725	1,211,744
Eaton Corp. plc	21,342	3,292,857
EMCOR Group, Inc.	2,847	328,942
Emerson Electric Co.	32,024	2,975,670
Fastenal Co.	30,843	1,587,181
Fortive Corp.	19,257	1,246,891
Fortune Brands Home & Security, Inc.	7,245	629,591
Generac Holdings, Inc. *	3,390	1,069,443
General Dynamics Corp.	12,422	2,912,338
General Electric Co.	58,898	5,625,348
Graco, Inc.	9,094	655,586
HEICO Corp.	2,271	334,995
HEICO Corp., Class A	3,984	489,713
Honeywell International, Inc.	36,916	7,004,811
Howmet Aerospace, Inc.	20,687	743,077
Hubbell, Inc.	2,905	517,816
Huntington Ingalls Industries, Inc.	2,167	442,935
IDEX Corp.	4,072	781,417
Illinois Tool Works, Inc.	15,313	3,312,814
Ingersoll Rand, Inc.	21,893	1,106,034
ITT, Inc.	4,552	399,984
Johnson Controls International plc	37,987	2,467,636
L3Harris Technologies, Inc.	10,499	2,649,003
Lennox International, Inc.	1,802	481,008
Lincoln Electric Holdings, Inc.	3,151	401,626
Lockheed Martin Corp.	13,145	5,702,301
Masco Corp.	13,045	731,042
MasTec, Inc. *	3,066	241,478
MDU Resources Group, Inc.	11,024	295,112
Nordson Corp.	2,899	656,595

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Northrop Grumman Corp.	7,984	3,530,046
nVent Electric plc	9,029	306,354
Oshkosh Corp.	3,665	406,962
Otis Worldwide Corp.	22,743	1,781,459
Owens Corning	5,382	501,549
PACCAR, Inc.	18,639	1,711,247
Parker-Hannifin Corp.	6,929	2,053,686
Pentair plc	8,819	510,708
Plug Power, Inc. *	27,812	703,365
Quanta Services, Inc.	7,607	828,707
Raytheon Technologies Corp.	80,197	8,236,232
RBC Bearings, Inc. *	1,544	299,304
Regal Rexnord Corp.	3,639	583,514
Rockwell Automation, Inc.	6,213	1,656,262
Roper Technologies, Inc.	5,659	2,536,477
Sensata Technologies Holding plc *	8,491	491,714
SiteOne Landscape Supply, Inc. *	2,387	411,590
Snap-on, Inc.	2,869	603,006
Stanley Black & Decker, Inc.	8,746	1,422,974
Sunrun, Inc. *	11,119	303,326
Textron, Inc.	11,794	862,495
The Boeing Co. *	29,639	6,086,072
The Middleby Corp. *	2,989	530,906
The Timken Co.	3,691	241,982
The Toro Co.	5,676	532,466
Trane Technologies plc	12,731	1,959,683
TransDigm Group, Inc. *	2,799	1,865,785
Trex Co., Inc. *	6,212	570,510
United Rentals, Inc. *	3,866	1,243,383
Vertiv Holdings Co.	16,159	210,390
Virgin Galactic Holdings, Inc. *	9,444	91,418
W.W. Grainger, Inc.	2,323	1,108,210
Watsco, Inc.	1,764	481,678
WESCO International, Inc. *	2,381	289,839
Westinghouse Air Brake Technologies Corp.	10,036	931,542
WillScot Mobile Mini Holdings Corp. *	11,894	422,594
Woodward, Inc.	3,375	420,626
Xylem, Inc.	9,629	856,500
Zurn Water Solutions Corp.	6,422	208,843
		125,200,742

Commercial & Professional Services 0.9%
ADT, Inc.	7,978	58,319
ASGN, Inc. *	2,778	307,775
Booz Allen Hamilton Holding Corp.	7,136	575,804
CACI International, Inc., Class A *	1,238	346,380
Cintas Corp.	4,716	1,770,009
Clarivate plc *	19,721	295,421
Clean Harbors, Inc. *	2,658	253,653
Copart, Inc. *	11,431	1,404,641
CoStar Group, Inc. *	21,185	1,292,497
Dun & Bradstreet Holdings, Inc. *	7,981	148,127
Equifax, Inc.	6,541	1,428,162
Exponent, Inc.	2,829	268,076
IAA, Inc. *	7,271	267,137
Jacobs Engineering Group, Inc.	6,988	859,524
KBR, Inc.	7,580	376,271
Leidos Holdings, Inc.	7,528	766,651
ManpowerGroup, Inc.	2,884	306,511
MSA Safety, Inc.	1,956	272,080
Nielsen Holdings plc	19,140	333,419
Republic Services, Inc.	11,203	1,347,497
Robert Half International, Inc.	5,969	718,011
Rollins, Inc.	12,094	394,627
Stericycle, Inc. *	4,913	286,723
Tetra Tech, Inc.	2,908	461,703
SECURITY	NUMBER OF SHARES	VALUE ($)
TransUnion	10,278	932,831
TriNet Group, Inc. *	2,148	187,542
Upwork, Inc. *	6,375	161,160
Verisk Analytics, Inc.	8,638	1,531,863
Waste Management, Inc.	20,642	2,980,705
		20,333,119

Consumer Durables & Apparel 1.2%
Brunswick Corp.	4,125	394,020
Callaway Golf Co. *	6,408	158,534
Capri Holdings Ltd. *	8,033	544,155
Columbia Sportswear Co.	1,850	171,532
Crocs, Inc. *	3,145	263,331
D.R. Horton, Inc.	17,476	1,492,450
Deckers Outdoor Corp. *	1,474	425,455
Garmin Ltd.	8,134	898,319
Hanesbrands, Inc.	18,579	287,046
Hasbro, Inc.	6,970	676,438
Helen of Troy Ltd. *	1,292	265,726
Leggett & Platt, Inc.	7,215	267,532
Lennar Corp., Class A	14,580	1,310,450
Lululemon Athletica, Inc. *	6,337	2,027,460
Mattel, Inc. *	18,837	470,548
Mohawk Industries, Inc. *	2,950	415,301
Newell Brands, Inc.	20,204	479,845
NIKE, Inc., Class B	68,480	9,350,944
NVR, Inc. *	174	862,769
Peloton Interactive, Inc., Class A *	15,909	462,316
Polaris, Inc.	3,025	367,568
PulteGroup, Inc.	13,529	671,850
PVH Corp.	3,831	375,017
Ralph Lauren Corp.	2,612	344,888
Skechers U.S.A., Inc., Class A *	7,291	335,240
Tapestry, Inc.	14,775	604,297
Tempur Sealy International, Inc.	10,274	339,145
Toll Brothers, Inc.	6,103	331,149
TopBuild Corp. *	1,766	379,125
VF Corp.	17,477	1,014,015
Whirlpool Corp.	3,247	653,524
YETI Holdings, Inc. *	4,696	289,086
		26,929,075

Consumer Services 2.2%
Airbnb, Inc., Class A *	18,567	2,812,715
Aramark	13,639	504,097
Booking Holdings, Inc. *	2,199	4,776,778
Boyd Gaming Corp. *	4,349	308,518
Bright Horizons Family Solutions, Inc. *	3,228	421,706
Caesars Entertainment, Inc. *	11,495	967,764
Carnival Corp. *	43,055	875,308
Chegg, Inc. *	7,769	242,937
Chipotle Mexican Grill, Inc. *	1,505	2,292,642
Choice Hotels International, Inc.	1,733	250,159
Churchill Downs, Inc.	1,849	445,369
Coursera, Inc. *	4,494	91,363
Darden Restaurants, Inc.	6,939	1,007,682
Domino's Pizza, Inc.	1,943	839,784
DraftKings, Inc., Class A *	17,832	422,262
Expedia Group, Inc. *	7,829	1,535,345
Hilton Grand Vacations, Inc. *	4,779	247,839
Hilton Worldwide Holdings, Inc. *	14,975	2,229,179
Las Vegas Sands Corp. *	18,449	790,724
Marriott International, Inc., Class A *	14,652	2,492,891
Marriott Vacations Worldwide Corp.	2,275	365,524
McDonald's Corp.	40,019	9,795,451
MGM Resorts International	20,813	921,808

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Norwegian Cruise Line Holdings Ltd. *	19,962	389,059
Penn National Gaming, Inc. *	9,006	462,458
Planet Fitness, Inc., Class A *	4,464	377,788
Royal Caribbean Cruises Ltd. *	12,041	971,950
Scientific Games Corp., Class A *	5,132	322,905
Service Corp. International	8,811	536,149
Starbucks Corp.	63,262	5,806,819
Terminix Global Holdings, Inc. *	6,478	275,704
Texas Roadhouse, Inc.	3,752	356,102
The Wendy's Co.	9,591	218,099
Vail Resorts, Inc.	2,167	564,612
Wingstop, Inc.	1,607	233,577
Wyndham Hotels & Resorts, Inc.	5,060	437,235
Wynn Resorts Ltd. *	5,662	489,876
Yum! Brands, Inc.	15,737	1,929,041
		48,009,219

Diversified Financials 5.5%
Affiliated Managers Group, Inc.	2,181	301,763
AGNC Investment Corp.	28,067	362,345
Ally Financial, Inc.	18,527	924,497
American Express Co.	33,648	6,545,882
Ameriprise Financial, Inc.	5,991	1,796,042
Annaly Capital Management, Inc.	77,365	538,460
Apollo Global Management, Inc.	19,757	1,289,342
Ares Management Corp., Class A	8,938	724,782
Berkshire Hathaway, Inc., Class B *	98,145	31,548,710
BlackRock, Inc.	7,656	5,695,222
Blackstone, Inc.	36,835	4,695,357
Capital One Financial Corp.	22,796	3,493,943
Cboe Global Markets, Inc.	5,740	673,245
CME Group, Inc.	19,254	4,554,149
Coinbase Global, Inc., Class A *	1,596	304,469
Credit Acceptance Corp. *	439	241,503
Discover Financial Services	15,685	1,936,156
Equitable Holdings, Inc.	20,185	659,242
Evercore, Inc., Class A	2,119	269,134
FactSet Research Systems, Inc.	2,017	819,084
Franklin Resources, Inc.	15,013	446,337
Interactive Brokers Group, Inc., Class A	4,719	312,303
Intercontinental Exchange, Inc.	30,224	3,872,299
Invesco Ltd.	18,234	387,290
Janus Henderson Group plc	9,129	306,461
Jefferies Financial Group, Inc.	10,554	375,089
KKR & Co., Inc.	31,357	1,885,183
Lazard Ltd., Class A	5,961	206,131
LPL Financial Holdings, Inc.	4,296	777,361
MarketAxess Holdings, Inc.	2,041	778,499
Moody's Corp.	8,678	2,794,576
Morgan Stanley	76,953	6,982,715
Morningstar, Inc.	1,266	355,303
MSCI, Inc.	4,416	2,215,463
Nasdaq, Inc.	6,274	1,073,795
New Residential Investment Corp.	25,276	262,365
Northern Trust Corp.	11,124	1,267,024
OneMain Holdings, Inc.	6,048	308,327
Raymond James Financial, Inc.	9,949	1,090,908
S&P Global, Inc.	18,977	7,129,713
SEI Investments Co.	5,694	333,555
SLM Corp.	15,718	309,645
Starwood Property Trust, Inc.	16,268	387,829
State Street Corp.	19,574	1,670,249
Stifel Financial Corp.	5,532	406,602
Synchrony Financial	29,296	1,253,283
T. Rowe Price Group, Inc.	12,074	1,745,417
The Bank of New York Mellon Corp.	40,762	2,166,500
The Carlyle Group, Inc.	7,504	351,712
SECURITY	NUMBER OF SHARES	VALUE ($)
The Charles Schwab Corp. (a)	80,317	6,783,574
The Goldman Sachs Group, Inc.	18,199	6,211,137
Tradeweb Markets, Inc., Class A	5,593	472,497
Upstart Holdings, Inc. *	2,610	412,354
Voya Financial, Inc.	5,981	402,820
		123,107,643

Energy 3.5%
APA Corp.	19,445	692,825
Baker Hughes Co.	46,941	1,379,127
Cheniere Energy, Inc.	12,652	1,681,451
Chesapeake Energy Corp.	5,618	433,991
Chevron Corp.	103,292	14,874,048
ConocoPhillips	70,711	6,707,646
Continental Resources, Inc.	3,148	174,494
Coterra Energy, Inc.	43,468	1,014,108
Devon Energy Corp.	33,784	2,011,837
Diamondback Energy, Inc.	9,104	1,257,262
EOG Resources, Inc.	31,379	3,606,075
EQT Corp.	16,198	374,822
Exxon Mobil Corp.	226,881	17,792,008
Halliburton Co.	47,875	1,605,249
Hess Corp.	14,786	1,494,273
Kinder Morgan, Inc.	104,541	1,819,013
Marathon Oil Corp.	41,672	940,120
Marathon Petroleum Corp.	32,943	2,565,271
New Fortress Energy, Inc.	2,175	60,008
Occidental Petroleum Corp.	47,537	2,078,793
ONEOK, Inc.	23,958	1,564,457
Ovintiv, Inc.	14,017	642,680
Phillips 66	23,484	1,978,292
Pioneer Natural Resources Co.	12,151	2,911,380
Schlumberger N.V.	75,173	2,949,789
Targa Resources Corp.	12,230	799,475
Texas Pacific Land Corp.	332	394,658
The Williams Cos., Inc.	65,200	2,039,456
Valero Energy Corp.	21,873	1,826,614
		77,669,222

Food & Staples Retailing 1.4%
Albertsons Cos., Inc., Class A	5,366	156,419
BJ's Wholesale Club Holdings, Inc. *	7,331	460,900
Casey's General Stores, Inc.	1,978	372,022
Costco Wholesale Corp.	23,680	12,295,840
Performance Food Group Co. *	8,212	460,200
Sysco Corp.	27,528	2,397,689
The Kroger Co.	36,257	1,696,828
US Foods Holding Corp. *	11,909	465,523
Walgreens Boots Alliance, Inc.	38,451	1,772,207
Walmart, Inc.	76,208	10,300,273
		30,377,901

Food, Beverage & Tobacco 3.0%
Altria Group, Inc.	98,383	5,046,064
Archer-Daniels-Midland Co.	29,941	2,348,872
Beyond Meat, Inc. *(b)	3,192	149,322
Brown-Forman Corp., Class B	9,825	640,885
Bunge Ltd.	7,516	785,798
Campbell Soup Co.	10,789	485,181
Celsius Holdings, Inc. *	2,096	133,913
Conagra Brands, Inc.	25,615	895,757
Constellation Brands, Inc., Class A	8,820	1,901,768
Darling Ingredients, Inc. *	8,634	625,792
Freshpet, Inc. *	2,362	224,933
General Mills, Inc.	32,465	2,189,115

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hormel Foods Corp.	15,158	722,127
Ingredion, Inc.	3,547	314,761
Kellogg Co.	13,750	879,175
Keurig Dr Pepper, Inc.	39,407	1,523,869
Lamb Weston Holdings, Inc.	7,835	520,479
McCormick & Co., Inc. Non-Voting Shares	13,383	1,273,660
Molson Coors Beverage Co., Class B	10,063	525,087
Mondelez International, Inc., Class A	74,783	4,896,791
Monster Beverage Corp. *	20,116	1,697,790
PepsiCo, Inc.	74,053	12,125,438
Philip Morris International, Inc.	83,468	8,436,111
Pilgrim's Pride Corp. *	2,581	60,860
Post Holdings, Inc. *	3,135	329,614
The Boston Beer Co., Inc., Class A *	500	191,730
The Coca-Cola Co.	208,295	12,964,281
The Hershey Co.	7,789	1,575,403
The J.M. Smucker Co.	5,787	779,798
The Kraft Heinz Co.	38,099	1,494,243
Tyson Foods, Inc., Class A	15,834	1,467,179
		67,205,796

Health Care Equipment & Services 5.8%
Abbott Laboratories	94,760	11,429,951
ABIOMED, Inc. *	2,437	757,273
Acadia Healthcare Co., Inc. *	4,839	274,420
agilon health, Inc. *	2,440	49,337
Align Technology, Inc. *	3,927	2,008,503
Amedisys, Inc. *	1,771	283,785
AmerisourceBergen Corp.	8,018	1,142,806
AMN Healthcare Services, Inc. *	2,527	268,216
Anthem, Inc.	13,000	5,874,050
Baxter International, Inc.	26,834	2,280,085
Becton Dickinson & Co.	15,378	4,171,744
Boston Scientific Corp. *	76,339	3,371,894
Cardinal Health, Inc.	15,079	814,417
Centene Corp. *	31,254	2,582,205
Cerner Corp.	15,783	1,471,765
Certara, Inc. *	5,702	144,489
Change Healthcare, Inc. *	13,448	288,056
Chemed Corp.	830	396,981
Cigna Corp.	17,775	4,226,539
CVS Health Corp.	70,739	7,332,097
DaVita, Inc. *	3,476	391,989
Dentsply Sirona, Inc.	11,766	637,011
DexCom, Inc. *	5,189	2,147,779
Edwards Lifesciences Corp. *	33,478	3,761,923
Encompass Health Corp.	5,328	351,755
Envista Holdings Corp. *	8,631	414,288
Globus Medical, Inc., Class A *	4,282	301,110
Guardant Health, Inc. *	5,458	361,702
HCA Healthcare, Inc.	12,829	3,211,227
HealthEquity, Inc. *	4,550	244,380
Henry Schein, Inc. *	7,452	643,704
Hologic, Inc. *	13,613	968,837
Humana, Inc.	6,892	2,993,333
IDEXX Laboratories, Inc. *	4,537	2,415,272
Inspire Medical Systems, Inc. *	1,473	359,500
Insulet Corp. *	3,702	979,882
Integra LifeSciences Holdings Corp. *	3,918	262,741
Intuitive Surgical, Inc. *	19,141	5,557,207
Invitae Corp. *	11,128	120,071
Laboratory Corp. of America Holdings *	5,134	1,392,649
LHC Group, Inc. *	1,676	228,221
Masimo Corp. *	2,727	429,366
McKesson Corp.	8,188	2,251,372
Medtronic plc	72,140	7,573,979
SECURITY	NUMBER OF SHARES	VALUE ($)
Molina Healthcare, Inc. *	3,115	955,900
Novocure Ltd. *	4,787	391,864
Oak Street Health, Inc. *	7,380	129,224
Omnicell, Inc. *	2,355	304,454
Penumbra, Inc. *	1,880	416,871
Quest Diagnostics, Inc.	6,546	859,293
Quidel Corp. *	2,055	217,398
R1 RCM, Inc. *	7,294	198,324
ResMed, Inc.	7,804	1,925,637
Shockwave Medical, Inc. *	1,874	332,129
STAAR Surgical Co. *	2,521	199,966
STERIS plc	5,351	1,284,240
Stryker Corp.	18,001	4,740,563
Tandem Diabetes Care, Inc. *	3,397	382,604
Teladoc Health, Inc. *	8,560	649,790
Teleflex, Inc.	2,500	840,775
Tenet Healthcare Corp. *	5,766	495,818
The Cooper Cos., Inc.	2,635	1,077,768
UnitedHealth Group, Inc.	50,471	24,017,635
Universal Health Services, Inc., Class B	3,891	560,032
Veeva Systems, Inc., Class A *	7,413	1,697,948
Zimmer Biomet Holdings, Inc.	11,206	1,425,291
		130,271,435

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	13,063	1,278,215
Colgate-Palmolive Co.	45,140	3,473,523
Coty, Inc., Class A *	17,831	163,510
Herbalife Nutrition Ltd. *	5,191	184,696
Kimberly-Clark Corp.	18,049	2,349,077
Reynolds Consumer Products, Inc.	2,876	85,618
The Clorox Co.	6,573	958,278
The Estee Lauder Cos., Inc., Class A	12,414	3,678,641
The Procter & Gamble Co.	129,670	20,214,256
		32,385,814

Insurance 2.1%
Aflac, Inc.	32,677	1,996,238
Alleghany Corp. *	729	482,540
American Financial Group, Inc.	3,559	481,853
American International Group, Inc.	44,540	2,727,630
American National Group, Inc.	689	130,242
Aon plc, Class A	11,798	3,446,668
Arch Capital Group Ltd. *	20,662	973,387
Arthur J. Gallagher & Co.	11,099	1,755,751
Assurant, Inc.	3,076	522,028
Brown & Brown, Inc.	12,547	848,303
Chubb Ltd.	23,105	4,705,102
Cincinnati Financial Corp.	8,000	982,320
CNA Financial Corp.	1,426	65,168
Erie Indemnity Co., Class A	1,330	232,883
Everest Re Group Ltd.	2,102	626,858
Fidelity National Financial, Inc.	15,192	723,747
First American Financial Corp.	5,902	395,670
Globe Life, Inc.	5,000	504,800
Lincoln National Corp.	9,076	611,904
Loews Corp.	10,717	657,381
Markel Corp. *	728	904,838
Marsh & McLennan Cos., Inc.	27,077	4,208,036
MetLife, Inc.	38,370	2,591,893
Old Republic International Corp.	15,390	405,526
Primerica, Inc.	2,119	275,237
Principal Financial Group, Inc.	13,181	931,106
Prudential Financial, Inc.	20,279	2,264,353
Reinsurance Group of America, Inc.	3,640	403,530
RenaissanceRe Holdings Ltd.	2,453	369,863

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
The Allstate Corp.	15,377	1,881,530
The Hartford Financial Services Group, Inc.	18,196	1,264,258
The Progressive Corp.	31,386	3,324,719
The Travelers Cos., Inc.	13,186	2,265,750
Unum Group	10,941	305,473
W.R. Berkley Corp.	7,447	672,464
Willis Towers Watson plc	6,682	1,485,409
		46,424,458

Materials 2.7%
Air Products and Chemicals, Inc.	11,860	2,802,518
Albemarle Corp.	6,249	1,224,117
Alcoa Corp.	10,034	755,962
Amcor plc	82,316	957,335
AptarGroup, Inc.	3,545	432,065
Ashland Global Holdings, Inc.	3,047	281,177
Avery Dennison Corp.	4,441	782,504
Axalta Coating Systems Ltd. *	11,546	312,204
Ball Corp.	17,377	1,559,412
Berry Global Group, Inc. *	7,240	439,106
Celanese Corp.	5,808	808,938
CF Industries Holdings, Inc.	11,526	935,796
Cleveland-Cliffs, Inc. *	24,281	542,923
Corteva, Inc.	39,117	2,035,258
Crown Holdings, Inc.	6,820	836,609
Diversey Holdings Ltd. *	2,333	22,327
Dow, Inc.	39,603	2,334,993
DuPont de Nemours, Inc.	27,806	2,151,350
Eagle Materials, Inc.	2,179	298,153
Eastman Chemical Co.	7,169	849,311
Ecolab, Inc.	13,371	2,356,772
Element Solutions, Inc.	11,763	289,135
FMC Corp.	6,771	793,900
Freeport-McMoRan, Inc.	78,673	3,693,697
Graphic Packaging Holding Co.	15,203	312,878
Huntsman Corp.	11,153	451,027
International Flavors & Fragrances, Inc.	13,652	1,815,716
International Paper Co.	20,671	899,809
Linde plc *	27,461	8,052,664
Louisiana-Pacific Corp.	4,691	337,517
LyondellBasell Industries N.V., Class A	14,069	1,367,929
Martin Marietta Materials, Inc.	3,342	1,267,955
MP Materials Corp. *	4,018	183,301
Newmont Corp.	42,743	2,829,587
Nucor Corp.	15,318	2,016,155
Olin Corp.	7,638	393,433
Packaging Corp. of America	5,084	748,314
PPG Industries, Inc.	12,730	1,698,818
Reliance Steel & Aluminum Co.	3,376	644,377
Royal Gold, Inc.	3,516	426,350
RPM International, Inc.	6,974	589,791
Sealed Air Corp.	7,942	533,146
Sonoco Products Co.	5,251	308,339
Steel Dynamics, Inc.	10,053	709,541
Sylvamo Corp. *	1,818	63,448
The Chemours Co.	8,688	239,789
The Mosaic Co.	19,903	1,043,514
The Scotts Miracle-Gro Co.	2,168	303,650
The Sherwin-Williams Co.	12,935	3,403,587
United States Steel Corp.	14,433	392,722
Valvoline, Inc.	9,725	314,409
Vulcan Materials Co.	7,112	1,290,472
Westlake Corp.	1,775	195,800
Westrock Co.	14,284	646,637
		60,976,237

SECURITY	NUMBER OF SHARES	VALUE ($)
Media & Entertainment 7.9%
Activision Blizzard, Inc.	41,709	3,399,283
Alphabet, Inc., Class A *	16,120	43,542,377
Alphabet, Inc., Class C *	14,984	40,424,135
Altice USA, Inc., Class A *	12,084	139,691
AMC Entertainment Holdings, Inc., Class A *(b)	27,400	516,764
Bumble, Inc., Class A *	3,914	100,316
Cable One, Inc.	265	379,705
Charter Communications, Inc., Class A *	6,630	3,989,801
Comcast Corp., Class A	244,373	11,426,881
Discovery, Inc., Class C *	16,397	458,624
DISH Network Corp., Class A *	13,381	427,657
Electronic Arts, Inc.	15,169	1,973,335
Endeavor Group Holdings, Inc., Class A *	1,090	32,842
Fox Corp., Class A	17,217	720,187
Fox Corp., Class B	7,869	301,068
IAC/InterActiveCorp *	4,507	517,223
Liberty Broadband Corp., Class C *	7,565	1,109,785
Liberty Media Corp. - Liberty Formula One, Class C *	10,953	665,176
Liberty Media Corp. - Liberty SiriusXM, Class C *	8,528	429,129
Live Nation Entertainment, Inc. *	7,253	876,307
Match Group, Inc. *	15,183	1,692,753
Meta Platforms, Inc., Class A *	126,820	26,762,825
Netflix, Inc. *	23,743	9,367,088
News Corp., Class A	21,036	469,523
Nexstar Media Group, Inc., Class A	2,173	402,114
Omnicom Group, Inc.	11,372	953,997
Paramount Global, Class B	32,552	996,417
Pinterest, Inc., Class A *	30,072	804,426
Playtika Holding Corp. *	5,390	111,034
ROBLOX Corp., Class A *	2,225	114,743
Roku, Inc. *	6,290	877,644
Sirius XM Holdings, Inc. (b)	49,860	307,138
Snap, Inc., Class A *	57,455	2,294,753
Take-Two Interactive Software, Inc. *	6,176	1,000,512
The Interpublic Group of Cos., Inc.	21,032	773,978
The New York Times Co., Class A	9,022	396,878
The Walt Disney Co. *	97,395	14,459,262
Twitter, Inc. *	42,983	1,528,046
Vimeo, Inc. *	8,209	106,635
Ziff Davis, Inc. *	2,557	257,234
ZoomInfo Technologies, Inc., Class A *	16,259	889,205
Zynga, Inc., Class A *	56,344	511,603
		176,508,094

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
10X Genomics, Inc., Class A *	4,877	397,329
AbbVie, Inc.	94,742	14,000,025
Adaptive Biotechnologies Corp. *	5,722	82,568
Agilent Technologies, Inc.	16,226	2,115,221
Alnylam Pharmaceuticals, Inc. *	6,391	1,008,819
Amgen, Inc.	30,194	6,838,337
Apellis Pharmaceuticals, Inc. *	4,290	182,454
Arrowhead Pharmaceuticals, Inc. *	5,566	244,904
Avantor, Inc. *	32,590	1,130,547
Beam Therapeutics, Inc. *	2,396	187,727
Biogen, Inc. *	7,867	1,660,016
Biohaven Pharmaceutical Holding Co., Ltd. *	3,140	372,749
BioMarin Pharmaceutical, Inc. *	9,841	768,779
Bio-Rad Laboratories, Inc., Class A *	1,163	727,991
Bio-Techne Corp.	2,098	879,922
Blueprint Medicines Corp. *	3,141	190,188

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bridgebio Pharma, Inc. *	5,780	45,084
Bristol-Myers Squibb Co.	118,985	8,170,700
Bruker Corp.	5,492	386,472
Catalent, Inc. *	9,193	938,054
Charles River Laboratories International, Inc. *	2,698	785,550
Danaher Corp.	34,086	9,353,539
Denali Therapeutics, Inc. *	5,059	164,721
Elanco Animal Health, Inc. *	25,262	717,693
Eli Lilly & Co.	42,552	10,635,872
Exact Sciences Corp. *	9,291	725,255
Exelixis, Inc. *	16,834	345,602
Fate Therapeutics, Inc. *	4,303	148,669
Gilead Sciences, Inc.	67,256	4,062,262
Halozyme Therapeutics, Inc. *	7,567	268,402
Horizon Therapeutics plc *	12,174	1,109,904
Illumina, Inc. *	8,371	2,733,969
Incyte Corp. *	10,067	687,576
Intellia Therapeutics, Inc. *	3,681	363,867
Ionis Pharmaceuticals, Inc. *	7,469	249,315
IQVIA Holdings, Inc. *	10,228	2,353,667
Jazz Pharmaceuticals plc *	3,271	449,501
Johnson & Johnson	141,053	23,213,092
Maravai LifeSciences Holdings, Inc., Class A *	5,765	225,239
Medpace Holdings, Inc. *	1,549	236,951
Merck & Co., Inc.	135,389	10,368,090
Mettler-Toledo International, Inc. *	1,233	1,736,976
Mirati Therapeutics, Inc. *	2,653	234,233
Moderna, Inc. *	18,892	2,901,811
Natera, Inc. *	4,690	308,368
NeoGenomics, Inc. *	6,534	139,893
Neurocrine Biosciences, Inc. *	5,112	459,415
Novavax, Inc. *	4,011	334,397
Organon & Co.	13,633	508,920
Pacific Biosciences of California, Inc. *	11,806	140,728
PerkinElmer, Inc.	6,768	1,215,601
Perrigo Co., plc	7,241	257,200
Pfizer, Inc.	300,844	14,121,617
Regeneron Pharmaceuticals, Inc. *	5,667	3,504,246
Repligen Corp. *	2,762	543,285
Royalty Pharma plc, Class A	19,142	751,515
Sarepta Therapeutics, Inc. *	4,642	355,624
Seagen, Inc. *	7,158	922,451
Sotera Health Co. *	5,449	119,170
Syneos Health, Inc. *	5,529	437,897
Thermo Fisher Scientific, Inc.	21,118	11,488,192
Twist Bioscience Corp. *	2,964	165,806
Ultragenyx Pharmaceutical, Inc. *	3,659	246,324
United Therapeutics Corp. *	2,403	399,379
Vertex Pharmaceuticals, Inc. *	13,625	3,134,023
Viatris, Inc.	64,549	710,685
Vir Biotechnology, Inc. *	3,942	99,299
Waters Corp. *	3,265	1,034,123
West Pharmaceutical Services, Inc.	3,976	1,539,030
Zoetis, Inc.	25,341	4,907,285
		162,244,115

Real Estate 3.2%
Alexandria Real Estate Equities, Inc.	7,570	1,433,758
American Campus Communities, Inc.	7,526	404,974
American Homes 4 Rent, Class A	15,159	576,194
American Tower Corp.	24,421	5,540,392
Americold Realty Trust	14,268	381,241
Apartment Income REIT Corp.	8,436	435,382
AvalonBay Communities, Inc.	7,494	1,787,993
Boston Properties, Inc.	7,624	932,491
SECURITY	NUMBER OF SHARES	VALUE ($)
Brixmor Property Group, Inc.	15,869	398,629
Camden Property Trust	5,454	900,510
CBRE Group, Inc., Class A	17,933	1,736,811
Compass, Inc., Class A *	1,417	10,783
Cousins Properties, Inc.	7,905	305,370
Crown Castle International Corp.	23,150	3,856,558
CubeSmart	11,586	558,561
CyrusOne, Inc.	6,771	611,760
Digital Realty Trust, Inc.	15,205	2,051,459
Douglas Emmett, Inc.	9,504	301,277
Duke Realty Corp.	20,507	1,086,871
EastGroup Properties, Inc.	2,185	416,811
Equinix, Inc.	4,819	3,420,189
Equity LifeStyle Properties, Inc.	9,130	681,281
Equity Residential	18,264	1,557,919
Essex Property Trust, Inc.	3,482	1,104,386
eXp World Holdings, Inc.	3,483	93,135
Extra Space Storage, Inc.	7,167	1,348,471
Federal Realty Investment Trust	3,741	439,867
First Industrial Realty Trust, Inc.	6,953	400,354
Gaming & Leisure Properties, Inc.	12,117	550,233
Healthcare Trust of America, Inc., Class A	11,947	351,122
Healthpeak Properties, Inc.	28,825	895,304
Host Hotels & Resorts, Inc. *	38,128	696,599
Innovative Industrial Properties, Inc.	1,280	241,229
Invitation Homes, Inc.	32,116	1,213,985
Iron Mountain, Inc.	15,453	759,979
Jones Lang LaSalle, Inc. *	2,700	664,794
Kilroy Realty Corp.	5,663	405,584
Kimco Realty Corp.	33,142	779,831
Lamar Advertising Co., Class A	4,668	509,092
Life Storage, Inc.	4,378	554,211
Medical Properties Trust, Inc.	32,032	651,531
Mid-America Apartment Communities, Inc.	6,172	1,262,853
National Retail Properties, Inc.	9,479	403,900
Omega Healthcare Investors, Inc.	12,730	358,604
Opendoor Technologies, Inc. *	20,439	170,666
Orion Office REIT, Inc. *	2,901	49,404
Prologis, Inc.	39,631	5,780,181
Public Storage	8,179	2,903,709
Rayonier, Inc.	7,666	304,340
Realty Income Corp.	30,333	2,004,708
Redfin Corp. *	5,570	120,479
Regency Centers Corp.	8,308	547,414
Rexford Industrial Realty, Inc.	8,075	566,300
SBA Communications Corp.	5,820	1,765,730
Simon Property Group, Inc.	17,586	2,419,130
Spirit Realty Capital, Inc.	6,609	306,459
STAG Industrial, Inc.	9,337	363,770
STORE Capital Corp.	13,072	401,572
Sun Communities, Inc.	6,206	1,123,286
UDR, Inc.	15,514	851,253
Ventas, Inc.	21,349	1,152,846
VICI Properties, Inc.	33,649	940,826
Vornado Realty Trust	8,491	367,490
Welltower, Inc.	23,351	1,944,905
Weyerhaeuser Co.	40,208	1,563,287
WP Carey, Inc.	9,959	770,827
Zillow Group, Inc., Class A *	1,992	114,082
Zillow Group, Inc., Class C *	9,049	520,498
		70,125,440

Retailing 6.2%
Advance Auto Parts, Inc.	3,361	687,257
Amazon.com, Inc. *	23,373	71,784,560

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
AutoNation, Inc. *	2,137	245,028
AutoZone, Inc. *	1,125	2,096,314
Bath & Body Works, Inc.	14,216	758,708
Best Buy Co., Inc.	11,829	1,143,155
Burlington Stores, Inc. *	3,575	807,557
CarMax, Inc. *	8,674	948,328
Carvana Co. *	4,606	693,065
Chewy, Inc., Class A *	4,713	222,171
Dick's Sporting Goods, Inc.	3,485	365,925
Dollar General Corp.	12,482	2,475,680
Dollar Tree, Inc. *	12,070	1,714,906
DoorDash, Inc., Class A *	8,649	907,713
eBay, Inc.	33,485	1,827,946
Etsy, Inc. *	6,807	1,054,336
Five Below, Inc. *	2,980	487,558
Floor & Decor Holdings, Inc., Class A *	5,642	539,488
Foot Locker, Inc.	4,767	150,733
GameStop Corp., Class A *(b)	3,329	410,599
Genuine Parts Co.	7,622	931,104
Kohl's Corp.	8,040	447,185
Lithia Motors, Inc.	1,619	551,788
LKQ Corp.	14,382	675,235
Lowe's Cos., Inc.	37,105	8,202,431
Macy's, Inc.	16,672	432,138
O'Reilly Automotive, Inc. *	3,608	2,342,458
Penske Automotive Group, Inc.	1,660	163,161
Pool Corp.	2,156	988,698
RH *	927	372,533
Ross Stores, Inc.	19,060	1,741,893
Target Corp.	26,142	5,222,387
The Gap, Inc.	11,328	164,822
The Home Depot, Inc.	56,551	17,860,502
The TJX Cos., Inc.	64,405	4,257,170
Tractor Supply Co.	6,097	1,242,508
Ulta Beauty, Inc. *	2,919	1,093,165
Victoria's Secret & Co. *	3,925	210,498
Wayfair, Inc., Class A *	4,195	590,950
Williams-Sonoma, Inc.	4,008	580,599
		137,392,252

Semiconductors & Semiconductor Equipment 5.8%
Advanced Micro Devices, Inc. *	87,633	10,808,654
Allegro MicroSystems, Inc. *	3,075	88,160
Amkor Technology, Inc.	5,288	119,879
Analog Devices, Inc.	28,783	4,613,627
Applied Materials, Inc.	48,416	6,497,427
Azenta, Inc.	3,946	345,354
Broadcom, Inc.	22,059	12,958,339
Enphase Energy, Inc. *	7,232	1,205,574
Entegris, Inc.	7,262	947,546
First Solar, Inc. *	5,267	396,552
Intel Corp.	217,962	10,396,787
KLA Corp.	8,135	2,835,048
Lam Research Corp.	7,550	4,238,193
Lattice Semiconductor Corp. *	7,326	458,754
Marvell Technology, Inc.	44,133	3,015,608
Microchip Technology, Inc.	29,809	2,096,467
Micron Technology, Inc.	59,907	5,323,336
MKS Instruments, Inc.	2,980	448,788
Monolithic Power Systems, Inc.	2,313	1,060,973
NVIDIA Corp.	133,989	32,673,218
NXP Semiconductor N.V.	14,240	2,707,309
ON Semiconductor Corp. *	23,037	1,442,347
Power Integrations, Inc.	3,197	287,730
Qorvo, Inc. *	5,912	808,643
QUALCOMM, Inc.	60,026	10,323,872
Silicon Laboratories, Inc. *	2,144	329,554
SECURITY	NUMBER OF SHARES	VALUE ($)
Skyworks Solutions, Inc.	8,865	1,224,877
SolarEdge Technologies, Inc. *	2,818	900,126
Synaptics, Inc. *	2,094	478,332
Teradyne, Inc.	8,759	1,032,861
Texas Instruments, Inc.	49,485	8,411,955
Universal Display Corp.	2,309	357,687
Wolfspeed, Inc. *	6,215	638,405
		129,471,982

Software & Services 14.2%
Accenture plc, Class A	33,843	10,695,065
Adobe, Inc. *	25,503	11,927,243
Affirm Holdings, Inc. *	7,789	325,892
Akamai Technologies, Inc. *	8,731	945,218
Amdocs Ltd.	6,808	535,790
Anaplan, Inc. *	7,889	373,702
ANSYS, Inc. *	4,670	1,513,967
AppLovin Corp., Class A *	1,466	85,145
Asana, Inc., Class A *	4,323	236,857
Aspen Technology, Inc. *	3,561	542,732
Autodesk, Inc. *	11,778	2,593,869
Automatic Data Processing, Inc.	22,595	4,619,322
Avalara, Inc. *	4,636	481,727
Bentley Systems, Inc., Class B	9,840	377,758
Bill.com Holdings, Inc. *	4,896	1,164,660
Black Knight, Inc. *	8,344	468,849
Blackline, Inc. *	2,884	217,194
Block, Inc. *	26,404	3,366,510
Broadridge Financial Solutions, Inc.	6,241	912,497
C3.ai, Inc., Class A *	3,918	87,842
Cadence Design Systems, Inc. *	14,876	2,252,673
Ceridian HCM Holding, Inc. *	7,252	528,743
Citrix Systems, Inc.	6,685	685,212
Cloudflare, Inc., Class A *	14,702	1,711,607
Cognizant Technology Solutions Corp., Class A	28,132	2,423,009
Concentrix Corp.	2,308	461,346
Consensus Cloud Solutions, Inc. *	896	49,871
Coupa Software, Inc. *	3,987	482,467
Crowdstrike Holdings, Inc., Class A *	11,029	2,152,971
Datadog, Inc., Class A *	13,795	2,222,512
Digital Turbine, Inc. *	4,755	230,522
DigitalOcean Holdings, Inc. *	888	52,676
DocuSign, Inc. *	10,515	1,245,291
Dolby Laboratories, Inc., Class A	3,463	260,071
DoubleVerify Holdings, Inc. *	1,174	32,461
Dropbox, Inc., Class A *	15,012	340,622
Duck Creek Technologies, Inc. *	3,900	91,572
DXC Technology Co. *	13,614	463,284
Dynatrace, Inc. *	10,518	467,210
Elastic N.V. *	3,878	336,029
EPAM Systems, Inc. *	3,037	630,937
Euronet Worldwide, Inc. *	2,844	364,686
Everbridge, Inc. *	1,994	78,803
Fair Isaac Corp. *	1,465	690,293
Fastly, Inc., Class A *	5,787	107,638
Fidelity National Information Services, Inc.	32,642	3,108,498
Fiserv, Inc. *	31,833	3,109,129
Five9, Inc. *	3,618	397,980
FleetCor Technologies, Inc. *	4,344	1,017,365
Fortinet, Inc. *	7,270	2,504,660
Gartner, Inc. *	4,414	1,237,774
Genpact Ltd.	9,317	389,823
Global Payments, Inc.	15,540	2,072,725
GoDaddy, Inc., Class A *	8,884	741,014
Guidewire Software, Inc. *	4,487	395,529

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
HubSpot, Inc. *	2,404	1,262,100
International Business Machines Corp.	48,065	5,888,443
Intuit, Inc.	15,180	7,200,937
Jack Henry & Associates, Inc.	3,966	701,189
Kyndryl Holdings, Inc. *	9,553	151,511
Manhattan Associates, Inc. *	3,413	456,250
Mastercard, Inc., Class A	46,490	16,774,522
Maximus, Inc.	3,304	260,553
Microsoft Corp.	402,356	120,219,949
MicroStrategy, Inc., Class A *(b)	453	200,679
MongoDB, Inc. *	3,543	1,353,391
nCino, Inc. *	2,987	137,193
NCR Corp. *	7,098	287,611
NortonLifeLock, Inc.	31,270	906,205
Nuance Communications, Inc. *	15,305	849,734
Nutanix, Inc., Class A *	11,292	301,496
Okta, Inc. *	7,906	1,445,533
Oracle Corp.	86,432	6,566,239
Palantir Technologies, Inc., Class A *	85,625	1,014,656
Palo Alto Networks, Inc. *	5,252	3,121,001
Paychex, Inc.	17,196	2,047,356
Paycom Software, Inc. *	2,579	874,823
Paylocity Holding Corp. *	2,115	449,311
PayPal Holdings, Inc. *	63,002	7,051,814
Pegasystems, Inc.	2,206	192,187
PTC, Inc. *	5,675	631,514
Rapid7, Inc. *	3,002	310,587
RingCentral, Inc., Class A *	4,386	573,864
salesforce.com, Inc. *	52,479	11,048,404
ServiceNow, Inc. *	10,670	6,187,746
Smartsheet, Inc., Class A *	6,742	358,472
Snowflake, Inc., Class A *	12,410	3,296,841
Splunk, Inc. *	8,643	1,020,738
Sprout Social, Inc., Class A *	2,409	156,850
SS&C Technologies Holdings, Inc.	11,835	887,270
Synopsys, Inc. *	8,184	2,556,600
Teradata Corp. *	5,831	291,492
The Trade Desk, Inc., Class A *	23,402	1,996,659
The Western Union Co.	21,646	393,524
Twilio, Inc., Class A *	9,023	1,577,220
Tyler Technologies, Inc. *	2,188	937,033
UiPath, Inc., Class A *	13,828	479,970
Unity Software, Inc. *	8,560	911,212
Varonis Systems, Inc. *	5,794	252,618
VeriSign, Inc. *	5,162	1,103,223
Visa, Inc., Class A	89,871	19,422,921
VMware, Inc., Class A	10,792	1,266,117
WEX, Inc. *	2,408	405,772
Workday, Inc., Class A *	10,217	2,340,204
Workiva, Inc. *	2,405	253,247
Zendesk, Inc. *	6,469	754,738
Zoom Video Communications, Inc., Class A *	11,637	1,543,066
Zscaler, Inc. *	4,251	1,016,627
		316,498,054

Technology Hardware & Equipment 8.1%
Amphenol Corp., Class A	32,047	2,435,892
Apple Inc.	835,274	137,920,443
Arista Networks, Inc. *	12,026	1,475,951
Arrow Electronics, Inc. *	3,723	453,759
CDW Corp.	7,273	1,254,302
Ciena Corp. *	8,281	566,586
Cisco Systems, Inc.	226,090	12,609,039
Cognex Corp.	9,438	637,631
Coherent, Inc. *	1,305	344,938
Corning, Inc.	41,218	1,665,207
SECURITY	NUMBER OF SHARES	VALUE ($)
Dell Technologies, Inc., Class C *	15,634	796,709
F5, Inc. *	3,249	652,562
Hewlett Packard Enterprise Co.	70,250	1,118,380
HP, Inc.	61,689	2,119,634
II-VI, Inc. *	5,720	397,311
IPG Photonics Corp. *	1,920	250,272
Jabil, Inc.	7,625	440,801
Juniper Networks, Inc.	17,324	585,378
Keysight Technologies, Inc. *	9,875	1,554,029
Littelfuse, Inc.	1,327	342,645
Lumentum Holdings, Inc. *	3,853	380,908
Motorola Solutions, Inc.	9,035	1,991,585
National Instruments Corp.	7,030	282,255
NetApp, Inc.	12,005	940,952
Novanta, Inc. *	1,919	262,193
Pure Storage, Inc., Class A *	14,384	373,121
Seagate Technology Holdings plc	10,943	1,128,880
TD SYNNEX Corp.	2,245	228,608
TE Connectivity Ltd.	17,468	2,487,967
Teledyne Technologies, Inc. *	2,498	1,072,591
Trimble, Inc. *	13,403	934,859
Ubiquiti, Inc.	324	82,260
Vontier Corp.	8,972	218,020
Western Digital Corp. *	16,767	854,111
Zebra Technologies Corp., Class A *	2,863	1,183,392
		180,043,171

Telecommunication Services 1.2%
AT&T, Inc.	382,884	9,070,522
Frontier Communications Parent, Inc. *	11,128	306,576
Iridium Communications, Inc. *	7,179	284,217
Liberty Global plc, Class C *	17,781	459,994
Lumen Technologies, Inc.	49,377	511,546
T-Mobile US, Inc. *	31,452	3,875,201
Verizon Communications, Inc.	221,855	11,906,958
		26,415,014

Transportation 1.9%
Alaska Air Group, Inc. *	6,663	374,061
AMERCO	528	304,978
American Airlines Group, Inc. *	34,601	596,867
Avis Budget Group, Inc. *	2,142	392,928
C.H. Robinson Worldwide, Inc.	6,933	670,282
CSX Corp.	118,909	4,032,204
Delta Air Lines, Inc. *	34,310	1,369,655
Expeditors International of Washington, Inc.	9,062	936,648
FedEx Corp.	13,091	2,909,737
GXO Logistics, Inc. *	5,265	441,891
J.B. Hunt Transport Services, Inc.	4,520	917,244
Knight-Swift Transportation Holdings, Inc.	8,985	489,503
Landstar System, Inc.	2,036	314,379
Lyft, Inc., Class A *	15,808	615,563
Norfolk Southern Corp.	13,031	3,342,712
Old Dominion Freight Line, Inc.	4,978	1,563,241
Saia, Inc. *	1,420	407,867
Southwest Airlines Co. *	31,652	1,386,358
TuSimple Holdings, Inc., Class A *	1,693	29,492
Uber Technologies, Inc. *	89,397	3,220,974
Union Pacific Corp.	34,444	8,471,502
United Airlines Holdings, Inc. *	17,404	772,738
United Parcel Service, Inc., Class B	39,087	8,224,687
XPO Logistics, Inc. *	5,266	382,733
		42,168,244

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 2.4%
Alliant Energy Corp.	13,383	781,567
Ameren Corp.	13,788	1,185,079
American Electric Power Co., Inc.	26,974	2,445,193
American Water Works Co., Inc.	9,751	1,473,279
Atmos Energy Corp.	7,117	781,518
Avangrid, Inc.	3,796	170,327
CenterPoint Energy, Inc.	33,602	919,015
CMS Energy Corp.	15,516	993,179
Consolidated Edison, Inc.	19,010	1,630,488
Constellation Energy Corp.	17,475	803,500
Dominion Energy, Inc.	43,386	3,450,489
DTE Energy Co.	10,380	1,262,104
Duke Energy Corp.	41,225	4,139,402
Edison International	20,353	1,290,787
Entergy Corp.	10,782	1,134,374
Essential Utilities, Inc.	12,295	579,217
Evergy, Inc.	12,307	768,080
Eversource Energy	18,383	1,503,729
Exelon Corp.	52,449	2,232,229
FirstEnergy Corp.	29,193	1,221,727
IDACORP, Inc.	2,681	278,690
NextEra Energy, Inc.	105,159	8,230,795
NiSource, Inc.	20,966	606,546
NRG Energy, Inc.	13,203	499,602
OGE Energy Corp.	10,656	400,133
PG&E Corp. *	80,723	917,821
Pinnacle West Capital Corp.	6,013	425,901
PPL Corp.	40,289	1,054,363
Public Service Enterprise Group, Inc.	27,125	1,758,514
Sempra Energy	17,119	2,468,902
The AES Corp.	35,614	756,085
The Southern Co.	56,868	3,683,340
UGI Corp.	11,198	430,451
Vistra Corp.	26,028	593,959
WEC Energy Group, Inc.	16,922	1,537,871
Xcel Energy, Inc.	28,832	1,941,259
		54,349,515
Total Common Stocks (Cost $1,688,954,143)		2,225,568,103
SECURITY	NUMBEROF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	2,061,201	2,061,201
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)(d)	1,248,220	1,248,220
		3,309,421
Total Short-Term Investments (Cost $3,309,421)		3,309,421
Total Investments in Securities (Cost $1,692,263,564)		2,228,877,524

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/18/22	13	2,839,200	(30,861)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,217,558.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 28, 2022:
	VALUE AT 8/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/22	BALANCE OF SHARES HELD AT 2/28/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$5,252,412	$808,612	($132,651)	$22,479	$832,722	$6,783,574	80,317	$29,535

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,225,568,103	$—	$—	$2,225,568,103
Short-Term Investments[1]	3,309,421	—	—	3,309,421
Liabilities
Futures Contracts[2]	(30,861)	—	—	(30,861)
Total	$2,228,846,663	$—	$—	$2,228,846,663

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Statement of Assets and Liabilities

As of February 28, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $4,285,274)		$6,783,574
Investments in securities, at value - unaffiliated (cost $1,687,978,290) including securities on loan of $1,217,558		2,222,093,950
Deposit with broker for futures contracts		299,000
Receivables:
Fund shares sold		6,404,167
Dividends		2,701,800
Income from securities on loan	+	1,614
Total assets		2,238,284,105
Liabilities
Collateral held for securities on loan		1,248,220
Payables:
Investments bought		8,171,234
Management fees		85,907
Variation margin on futures contracts	+	6,578
Total liabilities		9,511,939
Net assets		$2,228,772,166
Net Assets by Source
Capital received from investors		$1,706,111,829
Total distributable earnings	+	522,660,337
Net assets		$2,228,772,166

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,228,772,166		52,250,000		$42.66

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Statement of Operations

For the period September 1, 2021 through February 28, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $2,642)		$14,811,033
Dividends received from securities - affiliated		29,535
Securities on loan, net	+	7,577
Total investment income		14,848,145
Expenses
Management fees		550,216
Total expenses	–	550,216
Net investment income		14,297,929
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(4,356)
Net realized losses on sales of securities - unaffiliated		(6,251,398)
Net realized gains on sales of in-kind redemptions - affiliated		26,835
Net realized gains on sales of in-kind redemptions - unaffiliated		9,005,483
Net realized losses on futures contracts	+	(191,228)
Net realized gains		2,585,336
Net change in unrealized appreciation (depreciation) on securities - affiliated		832,722
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(114,042,695)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(91,207)
Net change in unrealized appreciation (depreciation)	+	(113,301,180)
Net realized and unrealized losses		(110,715,844)
Decrease in net assets resulting from operations		($96,417,915)

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/21-2/28/22		9/1/20-8/31/21
Net investment income		$14,297,929	$22,360,586
Net realized gains		2,585,336	689,710
Net change in unrealized appreciation (depreciation)	+	(113,301,180)	421,996,495
Increase (decrease) in net assets resulting from operations		($96,417,915)	$445,046,791
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($14,966,475)	($21,896,405)

TRANSACTIONS IN FUND SHARES
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,000,000	$267,196,681	14,150,000	$548,005,898
Shares redeemed	+	(400,000)	(17,468,269)	(700,000)	(26,080,295)
Net transactions in fund shares		5,600,000	$249,728,412	13,450,000	$521,925,603
SHARES OUTSTANDING AND NET ASSETS
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		46,650,000	$2,090,428,144	33,200,000	$1,145,352,155
Total increase	+	5,600,000	138,344,022	13,450,000	945,075,989
End of period		52,250,000	$2,228,772,166	46,650,000	$2,090,428,144

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	9/1/21– 2/28/22*	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17
Per-Share Data
Net asset value at beginning of period	$109.46	$84.28	$70.00	$69.53	$59.10	$51.75
Income (loss) from investment operations:
Net investment income (loss)[1]	0.72	1.38	1.51	1.47	1.19	1.15
Net realized and unrealized gains (losses)	(5.09)	25.26	14.21	0.33	10.39	7.24
Total from investment operations	(4.37)	26.64	15.72	1.80	11.58	8.39
Less distributions:
Distributions from net investment income	(0.77)	(1.46)	(1.44)	(1.33)	(1.15)	(1.04)
Net asset value at end of period	$104.32	$109.46	$84.28	$70.00	$69.53	$59.10
Total return	(4.02%) [2]	32.05%	22.92%	2.70%	19.79%	16.39%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03% [3]	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	1.33% [3]	1.45%	2.06%	2.19%	1.86%	2.07%
Portfolio turnover rate[4]	3% [2]	4%	5%	4%	3%	4%
Net assets, end of period (x 1,000,000)	$32,741	$33,035	$23,253	$17,786	$14,990	$9,825

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 2.4%
Aptiv plc *	219,331	28,390,205
Autoliv, Inc.	63,741	5,609,845
BorgWarner, Inc.	194,443	7,974,107
Ford Motor Co.	3,190,989	56,033,767
General Motors Co. *	1,180,077	55,133,198
Gentex Corp.	193,764	5,865,236
Harley-Davidson, Inc.	126,512	5,224,946
Lear Corp.	48,398	7,614,941
Lucid Group, Inc. *(a)	446,462	12,938,469
QuantumScape Corp. *(a)	200,681	3,238,991
Rivian Automotive, Inc., Class A *(a)	125,784	8,497,967
Tesla, Inc. *	660,931	575,294,170
		771,815,842

Banks 4.0%
Bank of America Corp.	5,851,784	258,648,853
BOK Financial Corp.	24,002	2,465,005
Citigroup, Inc.	1,613,104	95,544,150
Citizens Financial Group, Inc.	345,109	18,090,614
Comerica, Inc.	106,230	10,143,903
Commerce Bancshares, Inc.	90,368	6,486,615
Cullen/Frost Bankers, Inc.	46,646	6,564,492
East West Bancorp, Inc.	114,923	10,062,658
Fifth Third Bancorp	554,010	26,503,838
First Republic Bank	146,158	25,323,335
Huntington Bancshares, Inc.	1,172,790	18,201,701
JPMorgan Chase & Co.	2,400,995	340,461,091
KeyCorp	755,078	18,929,805
M&T Bank Corp.	104,376	19,020,438
People's United Financial, Inc.	348,360	7,343,429
Regions Financial Corp.	774,384	18,732,349
Signature Bank	49,556	17,091,369
SVB Financial Group *	47,776	28,952,256
The PNC Financial Services Group, Inc.	343,258	68,394,156
Truist Financial Corp.	1,085,373	67,531,908
U.S. Bancorp	1,096,137	61,975,586
Wells Fargo & Co.	3,238,869	172,858,439
Zions Bancorp NA	126,854	8,992,680
		1,308,318,670

Capital Goods 5.4%
3M Co.	467,682	69,520,929
A.O. Smith Corp.	108,203	7,420,562
Acuity Brands, Inc.	28,818	5,255,539
AGCO Corp.	49,597	5,959,576
Allegion plc	72,819	8,339,232
AMETEK, Inc.	188,374	24,449,061
Axon Enterprise, Inc. *	53,200	7,461,300
Carlisle Cos., Inc.	42,196	10,017,330
Carrier Global Corp.	705,075	31,643,766
SECURITY	NUMBER OF SHARES	VALUE ($)
Caterpillar, Inc.	439,822	82,501,811
Cummins, Inc.	115,921	23,661,795
Deere & Co.	229,082	82,474,102
Donaldson Co., Inc.	101,260	5,495,380
Dover Corp.	116,734	18,310,895
Eaton Corp. plc	323,923	49,978,080
Emerson Electric Co.	485,388	45,102,253
Fastenal Co.	466,644	24,013,500
Fortive Corp.	290,818	18,830,466
Fortune Brands Home & Security, Inc.	110,343	9,588,807
Generac Holdings, Inc. *	51,188	16,148,278
General Dynamics Corp.	188,110	44,102,389
General Electric Co.	892,180	85,212,112
Graco, Inc.	139,084	10,026,566
HEICO Corp.	34,475	5,085,407
HEICO Corp., Class A	60,270	7,408,388
Honeywell International, Inc.	559,848	106,231,158
Howmet Aerospace, Inc.	313,472	11,259,914
Hubbell, Inc.	44,122	7,864,747
Huntington Ingalls Industries, Inc.	32,761	6,696,348
IDEX Corp.	61,587	11,818,545
Illinois Tool Works, Inc.	231,942	50,178,332
Ingersoll Rand, Inc.	330,362	16,689,888
Johnson Controls International plc	576,572	37,454,117
L3Harris Technologies, Inc.	159,583	40,264,387
Lennox International, Inc.	27,294	7,285,587
Lincoln Electric Holdings, Inc.	48,223	6,146,504
Lockheed Martin Corp.	199,365	86,484,537
Masco Corp.	198,456	11,121,474
Nordson Corp.	44,240	10,019,918
Northrop Grumman Corp.	121,084	53,536,080
Otis Worldwide Corp.	344,732	27,002,858
Owens Corning	81,771	7,620,239
PACCAR, Inc.	281,547	25,848,830
Parker-Hannifin Corp.	105,254	31,196,233
Pentair plc	134,584	7,793,759
Plug Power, Inc. *	419,392	10,606,424
Quanta Services, Inc.	115,451	12,577,232
Raytheon Technologies Corp.	1,216,064	124,889,773
Rockwell Automation, Inc.	94,155	25,099,840
Roper Technologies, Inc.	85,842	38,476,101
Sensata Technologies Holding plc *	128,306	7,430,200
Snap-on, Inc.	43,688	9,182,344
Stanley Black & Decker, Inc.	132,119	21,495,761
Textron, Inc.	178,532	13,056,045
The Boeing Co. *	448,851	92,167,064
The Middleby Corp. *	45,501	8,081,888
The Toro Co.	86,803	8,142,989
Trane Technologies plc	192,791	29,676,319
TransDigm Group, Inc. *	42,592	28,391,401
Trex Co., Inc. *	93,208	8,560,223
United Rentals, Inc. *	58,708	18,881,667
W.W. Grainger, Inc.	35,049	16,720,476
Watsco, Inc.	27,201	7,427,505
Westinghouse Air Brake Technologies Corp.	151,691	14,079,959
Woodward, Inc.	51,671	6,439,757

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Xylem, Inc.	146,259	13,009,738
		1,774,913,685

Commercial & Professional Services 0.8%
ADT, Inc.	124,214	908,004
Booz Allen Hamilton Holding Corp.	109,747	8,855,485
Cintas Corp.	71,243	26,738,923
Clarivate plc *	302,237	4,527,510
Copart, Inc. *	173,011	21,259,592
CoStar Group, Inc. *	320,499	19,553,644
Dun & Bradstreet Holdings, Inc. *	122,695	2,277,219
Equifax, Inc.	99,481	21,720,682
IAA, Inc. *	109,473	4,022,038
Jacobs Engineering Group, Inc.	105,717	13,003,191
Leidos Holdings, Inc.	114,688	11,679,826
ManpowerGroup, Inc.	43,613	4,635,190
Nielsen Holdings plc	291,618	5,079,986
Republic Services, Inc.	170,374	20,492,585
Robert Half International, Inc.	90,884	10,932,436
Rollins, Inc.	183,948	6,002,223
Stericycle, Inc. *	74,059	4,322,083
TransUnion	155,082	14,075,242
Verisk Analytics, Inc.	130,721	23,182,062
Waste Management, Inc.	312,942	45,188,825
		268,456,746

Consumer Durables & Apparel 1.1%
D.R. Horton, Inc.	264,775	22,611,785
Deckers Outdoor Corp. *	22,331	6,445,620
Garmin Ltd.	123,069	13,591,740
Hanesbrands, Inc.	280,851	4,339,148
Hasbro, Inc.	106,017	10,288,950
Leggett & Platt, Inc.	108,507	4,023,440
Lennar Corp., Class A	230,801	20,744,394
Lululemon Athletica, Inc. *	96,030	30,723,838
Mohawk Industries, Inc. *	44,768	6,302,439
Newell Brands, Inc.	306,948	7,290,015
NIKE, Inc., Class B	1,038,337	141,784,917
NVR, Inc. *	2,647	13,124,991
Peloton Interactive, Inc., Class A *	241,609	7,021,157
Polaris, Inc.	46,306	5,626,642
PulteGroup, Inc.	205,828	10,221,418
Tapestry, Inc.	223,350	9,135,015
Toll Brothers, Inc.	94,335	5,118,617
Under Armour, Inc., Class A *	151,609	2,712,285
Under Armour, Inc., Class C *	177,539	2,774,935
VF Corp.	264,524	15,347,682
Whirlpool Corp.	49,654	9,993,861
		349,222,889

Consumer Services 2.0%
Airbnb, Inc., Class A *	281,996	42,719,574
Aramark	208,156	7,693,446
Booking Holdings, Inc. *	33,392	72,535,772
Bright Horizons Family Solutions, Inc. *	49,069	6,410,374
Caesars Entertainment, Inc. *	173,077	14,571,353
Carnival Corp. *	656,921	13,355,204
Chegg, Inc. *	119,772	3,745,270
Chipotle Mexican Grill, Inc. *	22,841	34,794,837
Darden Restaurants, Inc.	105,721	15,352,804
Domino's Pizza, Inc.	29,435	12,722,101
DraftKings, Inc., Class A *	271,834	6,437,029
Expedia Group, Inc. *	118,307	23,201,186
Hilton Worldwide Holdings, Inc. *	225,989	33,640,722
SECURITY	NUMBER OF SHARES	VALUE ($)
Las Vegas Sands Corp. *	279,272	11,969,598
Marriott International, Inc., Class A *	221,896	37,753,385
McDonald's Corp.	606,891	148,548,710
MGM Resorts International	315,665	13,980,803
Norwegian Cruise Line Holdings Ltd. *	304,404	5,932,834
Royal Caribbean Cruises Ltd. *	182,137	14,702,099
Service Corp. International	133,487	8,122,684
Starbucks Corp.	958,087	87,942,806
Vail Resorts, Inc.	32,660	8,509,563
Wyndham Hotels & Resorts, Inc.	76,143	6,579,517
Wynn Resorts Ltd. *	85,223	7,373,494
Yum! Brands, Inc.	238,633	29,251,633
		667,846,798

Diversified Financials 5.5%
AGNC Investment Corp.	426,046	5,500,254
Ally Financial, Inc.	280,889	14,016,361
American Express Co.	509,733	99,163,458
Ameriprise Financial, Inc.	90,812	27,224,530
Annaly Capital Management, Inc.	1,172,609	8,161,359
Apollo Global Management, Inc.	299,627	19,553,658
Ares Management Corp., Class A	136,019	11,029,781
Berkshire Hathaway, Inc., Class B *	1,487,741	478,234,344
BlackRock, Inc.	116,134	86,390,921
Blackstone, Inc.	558,203	71,154,136
Capital One Financial Corp.	346,411	53,094,414
Cboe Global Markets, Inc.	87,141	10,220,768
CME Group, Inc.	292,048	69,078,113
Coinbase Global, Inc., Class A *	23,839	4,547,766
Credit Acceptance Corp. *	6,712	3,692,405
Discover Financial Services	238,984	29,500,185
Equitable Holdings, Inc.	305,326	9,971,947
FactSet Research Systems, Inc.	30,515	12,391,836
Franklin Resources, Inc.	229,365	6,819,021
Intercontinental Exchange, Inc.	457,930	58,669,992
Invesco Ltd.	277,847	5,901,470
Jefferies Financial Group, Inc.	160,674	5,710,354
KKR & Co., Inc.	474,525	28,528,443
MarketAxess Holdings, Inc.	30,975	11,814,794
Moody's Corp.	131,363	42,302,827
Morgan Stanley	1,167,031	105,896,393
Morningstar, Inc.	19,245	5,401,109
MSCI, Inc.	67,191	33,709,053
Nasdaq, Inc.	95,087	16,274,140
Northern Trust Corp.	169,019	19,251,264
Raymond James Financial, Inc.	150,353	16,486,206
S&P Global, Inc.	287,544	108,030,316
SEI Investments Co.	87,060	5,099,975
SoFi Technologies, Inc. *(a)	523,326	5,992,083
Starwood Property Trust, Inc.	246,931	5,886,835
State Street Corp.	297,708	25,403,424
Synchrony Financial	443,804	18,985,935
T. Rowe Price Group, Inc.	182,358	26,361,673
The Bank of New York Mellon Corp.	616,399	32,761,607
The Carlyle Group, Inc.	112,253	5,261,298
The Charles Schwab Corp. (b)	1,217,099	102,796,182
The Goldman Sachs Group, Inc.	275,608	94,062,254
Upstart Holdings, Inc. *	39,832	6,293,058
Voya Financial, Inc.	90,060	6,065,541
		1,812,691,483

Energy 3.5%
APA Corp.	294,477	10,492,215
Baker Hughes Co.	712,848	20,943,474
Cheniere Energy, Inc.	191,420	25,439,718
Chevron Corp.	1,566,164	225,527,616

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ConocoPhillips	1,071,504	101,642,869
Continental Resources, Inc.	47,718	2,645,009
Coterra Energy, Inc.	663,616	15,482,161
Devon Energy Corp.	510,962	30,427,787
Diamondback Energy, Inc.	138,308	19,100,335
EOG Resources, Inc.	475,699	54,667,329
Exxon Mobil Corp.	3,439,880	269,755,390
Halliburton Co.	725,279	24,318,605
Hess Corp.	223,959	22,633,296
Kinder Morgan, Inc.	1,580,724	27,504,598
Marathon Oil Corp.	631,371	14,243,730
Marathon Petroleum Corp.	500,731	38,991,923
Occidental Petroleum Corp.	722,692	31,603,321
ONEOK, Inc.	361,503	23,606,146
Phillips 66	355,057	29,910,002
Pioneer Natural Resources Co.	184,660	44,244,536
Schlumberger N.V.	1,140,842	44,766,640
Targa Resources Corp.	185,807	12,146,204
Texas Pacific Land Corp.	5,092	6,053,013
The Williams Cos., Inc.	985,625	30,830,350
Valero Energy Corp.	331,353	27,671,289
		1,154,647,556

Food & Staples Retailing 1.4%
Albertsons Cos., Inc., Class A	79,543	2,318,678
Costco Wholesale Corp.	359,106	186,465,791
Sysco Corp.	417,540	36,367,734
The Kroger Co.	548,731	25,680,611
US Foods Holding Corp. *	179,952	7,034,324
Walgreens Boots Alliance, Inc.	582,446	26,844,936
Walmart, Inc.	1,155,189	156,135,345
		440,847,419

Food, Beverage & Tobacco 3.1%
Altria Group, Inc.	1,492,902	76,570,944
Archer-Daniels-Midland Co.	453,830	35,602,964
Beyond Meat, Inc. *(a)	48,694	2,277,905
Brown-Forman Corp., Class A	45,407	2,771,643
Brown-Forman Corp., Class B	148,302	9,673,740
Bunge Ltd.	114,832	12,005,686
Campbell Soup Co.	163,492	7,352,235
Conagra Brands, Inc.	388,331	13,579,935
Constellation Brands, Inc., Class A	133,212	28,723,171
Darling Ingredients, Inc. *	131,369	9,521,625
General Mills, Inc.	492,210	33,189,720
Hormel Foods Corp.	229,216	10,919,850
Kellogg Co.	207,755	13,283,855
Keurig Dr Pepper, Inc.	598,098	23,128,450
Lamb Weston Holdings, Inc.	119,466	7,936,126
McCormick & Co., Inc. Non-Voting Shares	202,225	19,245,753
Molson Coors Beverage Co., Class B	153,662	8,018,083
Mondelez International, Inc., Class A	1,133,968	74,252,225
Monster Beverage Corp. *	304,838	25,728,327
PepsiCo, Inc.	1,123,429	183,950,265
Philip Morris International, Inc.	1,265,103	127,863,960
Post Holdings, Inc. *	47,500	4,994,150
The Boston Beer Co., Inc., Class A *	7,744	2,969,514
The Coca-Cola Co.	3,158,703	196,597,675
The Hershey Co.	117,863	23,838,970
The J.M. Smucker Co.	87,781	11,828,490
The Kraft Heinz Co.	575,518	22,571,816
Tyson Foods, Inc., Class A	239,133	22,158,064
		1,010,555,141

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 5.8%
Abbott Laboratories	1,436,404	173,259,050
ABIOMED, Inc. *	37,070	11,519,132
agilon health, Inc. *	38,406	776,569
Align Technology, Inc. *	59,613	30,489,665
AmerisourceBergen Corp.	121,186	17,272,641
Anthem, Inc.	197,210	89,109,338
Baxter International, Inc.	407,411	34,617,713
Becton Dickinson & Co.	233,372	63,309,156
Boston Scientific Corp. *	1,158,444	51,168,471
Cardinal Health, Inc.	228,520	12,342,365
Centene Corp. *	474,695	39,219,301
Cerner Corp.	239,526	22,335,799
Chemed Corp.	12,403	5,932,231
Cigna Corp.	269,528	64,088,368
CVS Health Corp.	1,072,960	111,212,304
DaVita, Inc. *	52,815	5,955,948
Dentsply Sirona, Inc.	177,532	9,611,582
DexCom, Inc. *	78,898	32,656,671
Edwards Lifesciences Corp. *	507,368	57,012,942
Encompass Health Corp.	80,825	5,336,067
Guardant Health, Inc. *	82,306	5,454,419
HCA Healthcare, Inc.	194,738	48,744,869
Henry Schein, Inc. *	113,355	9,791,605
Hologic, Inc. *	205,471	14,623,371
Humana, Inc.	104,485	45,379,925
IDEXX Laboratories, Inc. *	68,891	36,674,124
Insulet Corp. *	56,267	14,893,312
Intuitive Surgical, Inc. *	289,871	84,158,247
Laboratory Corp. of America Holdings *	77,937	21,141,191
Masimo Corp. *	41,137	6,477,021
McKesson Corp.	124,243	34,161,855
Medtronic plc	1,093,743	114,832,078
Molina Healthcare, Inc. *	47,306	14,516,792
Novocure Ltd. *	72,238	5,913,403
Oak Street Health, Inc. *	113,413	1,985,862
Penumbra, Inc. *	28,428	6,303,625
Quest Diagnostics, Inc.	99,399	13,048,107
ResMed, Inc.	118,620	29,269,485
STERIS plc	81,034	19,448,160
Stryker Corp.	272,747	71,827,922
Teladoc Health, Inc. *	129,292	9,814,556
Teleflex, Inc.	37,969	12,769,354
The Cooper Cos., Inc.	40,223	16,452,011
UnitedHealth Group, Inc.	765,047	364,062,916
Universal Health Services, Inc., Class B	59,258	8,529,004
Veeva Systems, Inc., Class A *	112,417	25,749,114
Zimmer Biomet Holdings, Inc.	169,368	21,541,916
		1,894,789,557

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	198,822	19,454,733
Colgate-Palmolive Co.	684,791	52,694,667
Kimberly-Clark Corp.	273,366	35,578,585
Olaplex Holdings, Inc. *	57,604	966,595
Reynolds Consumer Products, Inc.	44,892	1,336,435
The Clorox Co.	99,420	14,494,442
The Estee Lauder Cos., Inc., Class A	188,207	55,771,380
The Procter & Gamble Co.	1,965,444	306,393,065
		486,689,902

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Insurance 2.1%
Aflac, Inc.	495,447	30,266,857
Alleghany Corp. *	11,043	7,309,583
American Financial Group, Inc.	53,611	7,258,393
American International Group, Inc.	675,786	41,385,135
Aon plc, Class A	179,151	52,337,173
Arch Capital Group Ltd. *	312,993	14,745,100
Arthur J. Gallagher & Co.	168,156	26,600,598
Assurant, Inc.	46,140	7,830,419
Brown & Brown, Inc.	189,840	12,835,082
Chubb Ltd.	349,916	71,256,894
Cincinnati Financial Corp.	121,730	14,947,227
CNA Financial Corp.	22,834	1,043,514
Erie Indemnity Co., Class A	20,204	3,537,720
Everest Re Group Ltd.	31,809	9,486,080
Fidelity National Financial, Inc.	231,559	11,031,471
Globe Life, Inc.	76,063	7,679,321
Lincoln National Corp.	137,645	9,280,026
Loews Corp.	162,243	9,951,986
Markel Corp. *	11,084	13,776,414
Marsh & McLennan Cos., Inc.	410,601	63,811,501
MetLife, Inc.	582,420	39,342,471
Old Republic International Corp.	231,536	6,100,974
Principal Financial Group, Inc.	199,760	14,111,046
Prudential Financial, Inc.	308,067	34,398,761
Reinsurance Group of America, Inc.	55,244	6,124,350
RenaissanceRe Holdings Ltd.	37,225	5,612,786
The Allstate Corp.	232,426	28,439,645
The Hartford Financial Services Group, Inc.	275,852	19,166,197
The Progressive Corp.	475,534	50,373,317
The Travelers Cos., Inc.	200,140	34,390,056
W.R. Berkley Corp.	113,494	10,248,508
Willis Towers Watson plc	101,022	22,457,191
		687,135,796

Materials 2.6%
Air Products and Chemicals, Inc.	180,111	42,560,229
Albemarle Corp.	94,872	18,584,476
Amcor plc	1,248,215	14,516,740
AptarGroup, Inc.	53,020	6,462,078
Avery Dennison Corp.	67,200	11,840,640
Axalta Coating Systems Ltd. *	176,296	4,767,044
Ball Corp.	263,547	23,650,708
Berry Global Group, Inc. *	109,445	6,637,839
Celanese Corp.	88,366	12,307,617
CF Industries Holdings, Inc.	175,325	14,234,637
Cleveland-Cliffs, Inc. *	368,938	8,249,454
Corteva, Inc.	592,771	30,841,875
Crown Holdings, Inc.	103,667	12,716,831
Dow, Inc.	599,942	35,372,580
DuPont de Nemours, Inc.	420,114	32,504,220
Eastman Chemical Co.	108,835	12,893,682
Ecolab, Inc.	202,212	35,641,887
FMC Corp.	102,635	12,033,954
Freeport-McMoRan, Inc.	1,194,221	56,068,676
Ginkgo Bioworks Holdings, Inc. *(a)	946,832	4,260,744
International Flavors & Fragrances, Inc.	206,401	27,451,333
International Paper Co.	314,083	13,672,033
Linde plc *	416,531	122,143,550
LyondellBasell Industries N.V., Class A	212,823	20,692,780
Martin Marietta Materials, Inc.	50,632	19,209,781
Newmont Corp.	648,261	42,914,878
Nucor Corp.	231,776	30,506,357
SECURITY	NUMBER OF SHARES	VALUE ($)
Packaging Corp. of America	76,970	11,329,214
PPG Industries, Inc.	192,528	25,692,862
Reliance Steel & Aluminum Co.	51,239	9,779,988
Royal Gold, Inc.	53,452	6,481,590
RPM International, Inc.	105,401	8,913,763
Sealed Air Corp.	121,570	8,160,994
Sonoco Products Co.	79,839	4,688,146
Steel Dynamics, Inc.	153,078	10,804,245
The Mosaic Co.	300,215	15,740,273
The Scotts Miracle-Gro Co.	32,965	4,617,078
The Sherwin-Williams Co.	195,855	51,535,326
Vulcan Materials Co.	107,667	19,536,177
Westlake Corp.	27,826	3,069,486
Westrock Co.	218,082	9,872,572
		862,958,337

Media & Entertainment 8.1%
Activision Blizzard, Inc.	633,535	51,633,102
Alphabet, Inc., Class A *	244,383	660,112,697
Alphabet, Inc., Class C *	227,164	612,847,582
Altice USA, Inc., Class A *	182,959	2,115,006
AMC Entertainment Holdings, Inc., Class A *(a)	416,449	7,854,228
Cable One, Inc.	4,053	5,807,341
Charter Communications, Inc., Class A *	100,521	60,491,527
Comcast Corp., Class A	3,703,024	173,153,402
Discovery, Inc., Class A *(a)	138,205	3,876,650
Discovery, Inc., Class C *	246,129	6,884,228
DISH Network Corp., Class A *	204,487	6,535,405
Electronic Arts, Inc.	229,617	29,870,876
Fox Corp., Class A	258,730	10,822,676
Fox Corp., Class B	120,462	4,608,876
IAC/InterActiveCorp *	68,619	7,874,716
Liberty Broadband Corp., Class A *	18,929	2,741,108
Liberty Broadband Corp., Class C *	114,696	16,825,903
Liberty Media Corp. - Liberty Formula One, Class A *	19,092	1,072,207
Liberty Media Corp. - Liberty Formula One, Class C *	164,813	10,009,093
Liberty Media Corp. - Liberty SiriusXM, Class A *	64,066	3,226,364
Liberty Media Corp. - Liberty SiriusXM, Class C *	129,761	6,529,574
Live Nation Entertainment, Inc. *	109,526	13,232,931
Match Group, Inc. *	229,484	25,585,171
Meta Platforms, Inc., Class A *	1,922,719	405,751,391
Netflix, Inc. *	360,026	142,037,458
News Corp., Class A	314,299	7,015,154
News Corp., Class B	102,112	2,290,372
Omnicom Group, Inc.	171,775	14,410,205
Paramount Global, Class B	500,533	15,321,315
Pinterest, Inc., Class A *	456,257	12,204,875
Playtika Holding Corp. *	83,141	1,712,705
Roku, Inc. *	95,438	13,316,464
Sirius XM Holdings, Inc. (a)	758,660	4,673,346
Snap, Inc., Class A *	871,523	34,808,629
Take-Two Interactive Software, Inc. *	93,497	15,146,514
The Interpublic Group of Cos., Inc.	319,390	11,753,552
The Walt Disney Co. *	1,476,679	219,227,764
Twitter, Inc. *	648,742	23,062,778
Zynga, Inc., Class A *	858,312	7,793,473
		2,654,236,658

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.3%
10X Genomics, Inc., Class A *	74,395	6,060,961
AbbVie, Inc.	1,435,874	212,179,101
Agilent Technologies, Inc.	246,423	32,123,702
Alnylam Pharmaceuticals, Inc. *	96,947	15,303,084
Amgen, Inc.	457,855	103,695,000
Avantor, Inc. *	494,239	17,145,151
Biogen, Inc. *	119,651	25,247,558
BioMarin Pharmaceutical, Inc. *	148,408	11,593,633
Bio-Rad Laboratories, Inc., Class A *	17,474	10,938,025
Bio-Techne Corp.	31,872	13,367,436
Bristol-Myers Squibb Co.	1,803,614	123,854,173
Bruker Corp.	82,134	5,779,770
Catalent, Inc. *	138,776	14,160,703
Charles River Laboratories International, Inc. *	40,886	11,904,368
Danaher Corp.	516,589	141,757,188
Elanco Animal Health, Inc. *	383,631	10,898,957
Eli Lilly & Co.	644,888	161,189,756
Exact Sciences Corp. *	139,270	10,871,416
Gilead Sciences, Inc.	1,020,101	61,614,100
Horizon Therapeutics plc *	183,942	16,769,992
Illumina, Inc. *	127,021	41,485,059
Incyte Corp. *	152,871	10,441,089
IQVIA Holdings, Inc. *	155,428	35,767,091
Jazz Pharmaceuticals plc *	49,703	6,830,186
Johnson & Johnson	2,138,518	351,935,907
Merck & Co., Inc.	2,052,002	157,142,313
Mettler-Toledo International, Inc. *	18,673	26,305,402
Moderna, Inc. *	286,784	44,050,022
Neurocrine Biosciences, Inc. *	76,878	6,909,026
Novavax, Inc. *	61,234	5,105,079
Organon & Co.	206,543	7,710,250
PerkinElmer, Inc.	102,295	18,373,205
Pfizer, Inc.	4,560,334	214,062,078
Regeneron Pharmaceuticals, Inc. *	85,920	53,129,491
Repligen Corp. *	42,165	8,293,856
Royalty Pharma plc, Class A	290,927	11,421,794
Sarepta Therapeutics, Inc. *	71,268	5,459,842
Seagen, Inc. *	108,201	13,943,863
Syneos Health, Inc. *	83,887	6,643,850
Thermo Fisher Scientific, Inc.	320,247	174,214,368
Vertex Pharmaceuticals, Inc. *	206,645	47,532,483
Viatris, Inc.	979,473	10,783,998
Waters Corp. *	49,665	15,730,395
West Pharmaceutical Services, Inc.	60,029	23,236,025
Zoetis, Inc.	384,362	74,431,701
		2,377,392,447

Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	114,350	21,657,890
American Campus Communities, Inc.	111,871	6,019,779
American Homes 4 Rent, Class A	229,950	8,740,399
American Tower Corp.	370,274	84,004,062
Americold Realty Trust	216,381	5,781,700
Apartment Income REIT Corp.	128,239	6,618,415
AvalonBay Communities, Inc.	113,884	27,171,584
Boston Properties, Inc.	115,333	14,106,379
Camden Property Trust	82,830	13,676,061
CBRE Group, Inc., Class A	272,534	26,394,918
Crown Castle International Corp.	351,105	58,490,582
CubeSmart	175,805	8,475,559
CyrusOne, Inc.	102,855	9,292,949
Digital Realty Trust, Inc.	231,142	31,185,679
Duke Realty Corp.	309,124	16,383,572
Equinix, Inc.	73,126	51,899,716
SECURITY	NUMBER OF SHARES	VALUE ($)
Equity LifeStyle Properties, Inc.	138,655	10,346,436
Equity Residential	276,713	23,603,619
Essex Property Trust, Inc.	52,710	16,718,031
Extra Space Storage, Inc.	108,568	20,427,069
Federal Realty Investment Trust	56,804	6,679,014
Gaming & Leisure Properties, Inc.	183,889	8,350,399
Healthcare Trust of America, Inc., Class A	178,478	5,245,468
Healthpeak Properties, Inc.	436,733	13,564,927
Host Hotels & Resorts, Inc. *	583,886	10,667,597
Invitation Homes, Inc.	484,306	18,306,767
Iron Mountain, Inc.	235,304	11,572,251
Jones Lang LaSalle, Inc. *	41,098	10,119,150
Kilroy Realty Corp.	84,943	6,083,618
Kimco Realty Corp.	498,601	11,732,082
Lamar Advertising Co., Class A	70,374	7,674,988
Medical Properties Trust, Inc.	483,102	9,826,295
Mid-America Apartment Communities, Inc.	93,447	19,120,191
National Retail Properties, Inc.	142,320	6,064,255
Omega Healthcare Investors, Inc.	195,218	5,499,291
Opendoor Technologies, Inc. *	309,590	2,585,076
Prologis, Inc.	601,296	87,699,022
Public Storage	124,007	44,024,965
Realty Income Corp.	461,111	30,474,826
Regency Centers Corp.	125,817	8,290,082
SBA Communications Corp.	88,509	26,852,746
Simon Property Group, Inc.	267,421	36,786,433
STORE Capital Corp.	197,764	6,075,310
Sun Communities, Inc.	94,782	17,155,542
UDR, Inc.	235,550	12,924,628
Ventas, Inc.	323,451	17,466,354
VICI Properties, Inc.	509,998	14,259,544
Vornado Realty Trust	127,906	5,535,772
Welltower, Inc.	354,742	29,546,461
Weyerhaeuser Co.	607,994	23,638,807
WP Carey, Inc.	151,108	11,695,759
Zillow Group, Inc., Class A *	29,628	1,696,796
Zillow Group, Inc., Class C *	137,293	7,897,093
		996,105,908

Retailing 6.2%
Advance Auto Parts, Inc.	51,166	10,462,424
Amazon.com, Inc. *	354,352	1,088,307,124
AutoZone, Inc. *	17,013	31,701,854
Bath & Body Works, Inc.	214,361	11,440,447
Best Buy Co., Inc.	179,603	17,356,834
Burlington Stores, Inc. *	53,967	12,190,606
CarMax, Inc. *	132,455	14,481,305
Carvana Co. *	69,422	10,445,928
Dollar General Corp.	189,935	37,671,708
Dollar Tree, Inc. *	182,382	25,912,835
DoorDash, Inc., Class A *	131,270	13,776,786
eBay, Inc.	509,839	27,832,111
Etsy, Inc. *	102,764	15,917,116
Five Below, Inc. *	45,415	7,430,348
Floor & Decor Holdings, Inc., Class A *	85,296	8,156,004
GameStop Corp., Class A *	50,477	6,225,833
Genuine Parts Co.	115,218	14,075,031
LKQ Corp.	217,136	10,194,535
Lowe's Cos., Inc.	562,522	124,351,113
O'Reilly Automotive, Inc. *	54,666	35,491,354
Pool Corp.	32,528	14,916,690
RH *	14,064	5,651,900
Ross Stores, Inc.	288,491	26,365,192
Target Corp.	396,380	79,184,833
The Gap, Inc.	174,956	2,545,610

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
The Home Depot, Inc.	857,465	270,813,171
The TJX Cos., Inc.	978,488	64,678,057
Tractor Supply Co.	92,619	18,874,826
Ulta Beauty, Inc. *	44,029	16,488,860
Wayfair, Inc., Class A *	63,504	8,945,808
Williams-Sonoma, Inc.	60,092	8,704,927
		2,040,591,170

Semiconductors & Semiconductor Equipment 5.9%
Advanced Micro Devices, Inc. *	1,328,142	163,813,045
Analog Devices, Inc.	436,485	69,964,181
Applied Materials, Inc.	733,177	98,392,353
Broadcom, Inc.	334,408	196,444,636
Enphase Energy, Inc. *	109,352	18,228,978
Entegris, Inc.	109,892	14,338,708
First Solar, Inc. *	80,173	6,036,225
Intel Corp.	3,305,544	157,674,449
KLA Corp.	123,233	42,946,700
Lam Research Corp.	114,437	64,239,210
Marvell Technology, Inc.	669,415	45,741,127
Microchip Technology, Inc.	452,322	31,811,806
Micron Technology, Inc.	908,404	80,720,779
Monolithic Power Systems, Inc.	35,274	16,180,184
NVIDIA Corp.	2,031,401	495,357,134
NXP Semiconductor N.V.	216,564	41,173,148
ON Semiconductor Corp. *	349,287	21,868,859
Qorvo, Inc. *	89,285	12,212,402
QUALCOMM, Inc.	909,618	156,445,200
Skyworks Solutions, Inc.	133,923	18,504,141
SolarEdge Technologies, Inc. *	42,682	13,633,484
Teradyne, Inc.	131,965	15,561,313
Texas Instruments, Inc.	750,246	127,534,318
Universal Display Corp.	35,447	5,491,095
		1,914,313,475

Software & Services 14.4%
Accenture plc, Class A	513,342	162,226,339
Adobe, Inc. *	386,664	180,835,020
Affirm Holdings, Inc. *	118,410	4,954,274
Akamai Technologies, Inc. *	131,934	14,283,175
Anaplan, Inc. *	120,654	5,715,380
ANSYS, Inc. *	70,743	22,934,173
AppLovin Corp., Class A *	22,733	1,320,333
Aspen Technology, Inc. *	54,182	8,257,879
Autodesk, Inc. *	178,974	39,415,444
Automatic Data Processing, Inc.	342,507	70,022,131
Avalara, Inc. *	70,035	7,277,337
Bentley Systems, Inc., Class B	148,871	5,715,158
Bill.com Holdings, Inc. *	73,938	17,588,371
Black Knight, Inc. *	125,295	7,040,326
Block, Inc. *	399,745	50,967,488
Broadridge Financial Solutions, Inc.	94,846	13,867,434
Cadence Design Systems, Inc. *	225,729	34,182,142
Ceridian HCM Holding, Inc. *	110,371	8,047,150
Citrix Systems, Inc.	101,366	10,390,015
Cloudflare, Inc., Class A *	222,032	25,848,965
Cognizant Technology Solutions Corp., Class A	426,376	36,723,765
Concentrix Corp.	35,177	7,031,531
Coupa Software, Inc. *	60,348	7,302,711
Crowdstrike Holdings, Inc., Class A *	167,629	32,722,857
Datadog, Inc., Class A *	209,304	33,720,967
DocuSign, Inc. *	159,477	18,886,861
DXC Technology Co. *	204,608	6,962,810
Dynatrace, Inc. *	159,295	7,075,884
Elastic N.V. *	57,945	5,020,934
SECURITY	NUMBER OF SHARES	VALUE ($)
EPAM Systems, Inc. *	45,962	9,548,606
Euronet Worldwide, Inc. *	42,793	5,487,346
Fair Isaac Corp. *	22,117	10,421,309
Fidelity National Information Services, Inc.	495,029	47,141,612
Fiserv, Inc. *	482,185	47,095,009
Five9, Inc. *	55,175	6,069,250
FleetCor Technologies, Inc. *	65,756	15,400,055
Fortinet, Inc. *	110,430	38,045,344
Gartner, Inc. *	66,626	18,683,263
Genpact Ltd.	140,684	5,886,219
Global Payments, Inc.	236,139	31,496,220
GoDaddy, Inc., Class A *	134,674	11,233,158
Guidewire Software, Inc. *	67,388	5,940,252
HubSpot, Inc. *	36,598	19,213,950
International Business Machines Corp.	729,079	89,319,468
Intuit, Inc.	229,909	109,061,932
Jack Henry & Associates, Inc.	60,466	10,690,389
Mastercard, Inc., Class A	704,902	254,342,740
Microsoft Corp.	6,099,624	1,822,506,655
MongoDB, Inc. *	53,606	20,476,956
NortonLifeLock, Inc.	470,666	13,639,901
Nuance Communications, Inc. *	231,168	12,834,447
Okta, Inc. *	119,640	21,874,978
Oracle Corp.	1,311,051	99,600,544
Palantir Technologies, Inc., Class A *	1,298,416	15,386,230
Palo Alto Networks, Inc. *	79,691	47,356,377
Paychex, Inc.	261,217	31,100,496
Paycom Software, Inc. *	39,011	13,232,921
Paylocity Holding Corp. *	32,696	6,945,938
PayPal Holdings, Inc. *	954,023	106,783,794
Pegasystems, Inc.	33,502	2,918,694
PTC, Inc. *	85,348	9,497,525
RingCentral, Inc., Class A *	66,505	8,701,514
salesforce.com, Inc. *	795,638	167,505,668
ServiceNow, Inc. *	161,550	93,686,076
Snowflake, Inc., Class A *	188,364	50,040,780
Splunk, Inc. *	132,138	15,605,498
SS&C Technologies Holdings, Inc.	180,121	13,503,671
Synopsys, Inc. *	123,668	38,632,647
The Trade Desk, Inc., Class A *	353,552	30,165,057
The Western Union Co.	327,282	5,949,987
Thoughtworks Holding, Inc. *	29,515	674,713
Twilio, Inc., Class A *	136,509	23,861,773
Tyler Technologies, Inc. *	33,383	14,296,604
UiPath, Inc., Class A *	210,941	7,321,762
Unity Software, Inc. *	129,797	13,816,891
VeriSign, Inc. *	78,278	16,729,574
Visa, Inc., Class A	1,362,612	294,487,705
VMware, Inc., Class A	164,025	19,243,413
WEX, Inc. *	36,062	6,076,808
Workday, Inc., Class A *	155,428	35,600,783
Zendesk, Inc. *	98,550	11,497,829
Zoom Video Communications, Inc., Class A *	175,615	23,286,549
Zscaler, Inc. *	64,108	15,331,428
		4,711,585,162

Technology Hardware & Equipment 8.2%
Amphenol Corp., Class A	485,335	36,890,313
Apple Inc.	12,662,861	2,090,891,608
Arista Networks, Inc. *	181,814	22,314,032
Arrow Electronics, Inc. *	56,340	6,866,719
CDW Corp.	109,939	18,960,080
Ciena Corp. *	126,480	8,653,762
Cisco Systems, Inc.	3,427,350	191,143,310

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cognex Corp.	143,475	9,693,171
Corning, Inc.	623,866	25,204,186
Dell Technologies, Inc., Class C *	235,770	12,014,839
F5, Inc. *	49,305	9,902,909
Hewlett Packard Enterprise Co.	1,060,521	16,883,494
HP, Inc.	937,832	32,223,908
IPG Photonics Corp. *	28,858	3,761,640
Jabil, Inc.	116,140	6,714,053
Juniper Networks, Inc.	264,559	8,939,449
Keysight Technologies, Inc. *	149,342	23,501,951
Motorola Solutions, Inc.	137,262	30,256,663
NetApp, Inc.	182,033	14,267,747
Seagate Technology Holdings plc	165,989	17,123,425
TE Connectivity Ltd.	265,465	37,810,180
Teledyne Technologies, Inc. *	38,037	16,332,327
Trimble, Inc. *	203,772	14,213,097
Ubiquiti, Inc.	4,944	1,255,232
Western Digital Corp. *	252,547	12,864,744
Zebra Technologies Corp., Class A *	43,640	18,038,158
		2,686,720,997

Telecommunication Services 1.2%
AT&T, Inc.	5,804,104	137,499,224
Liberty Global plc, Class A *	143,230	3,692,469
Liberty Global plc, Class C *	269,082	6,961,151
Lumen Technologies, Inc.	747,134	7,740,308
T-Mobile US, Inc. *	477,395	58,819,838
Verizon Communications, Inc.	3,364,646	180,580,551
		395,293,541

Transportation 1.9%
Alaska Air Group, Inc. *	101,707	5,709,831
AMERCO	7,904	4,565,429
American Airlines Group, Inc. *	523,618	9,032,410
C.H. Robinson Worldwide, Inc.	105,314	10,181,758
CSX Corp.	1,802,747	61,131,151
Delta Air Lines, Inc. *	520,097	20,762,272
Expeditors International of Washington, Inc.	137,649	14,227,401
FedEx Corp.	198,813	44,190,165
Hertz Global Holdings, Inc. *(a)	45,927	933,237
J.B. Hunt Transport Services, Inc.	67,945	13,788,079
Lyft, Inc., Class A *	239,712	9,334,385
Norfolk Southern Corp.	197,821	50,745,043
Old Dominion Freight Line, Inc.	75,692	23,769,559
Southwest Airlines Co. *	479,658	21,009,020
Uber Technologies, Inc. *	1,357,114	48,896,817
Union Pacific Corp.	522,457	128,498,299
United Airlines Holdings, Inc. *	262,625	11,660,550
United Parcel Service, Inc., Class B	592,459	124,665,223
XPO Logistics, Inc. *	80,039	5,817,235
		608,917,864

Utilities 2.5%
Alliant Energy Corp.	202,888	11,848,659
Ameren Corp.	208,610	17,930,029
American Electric Power Co., Inc.	409,887	37,156,256
American Water Works Co., Inc.	147,324	22,259,183
Atmos Energy Corp.	107,102	11,760,871
Avangrid, Inc.	57,247	2,568,673
CenterPoint Energy, Inc.	509,788	13,942,702
CMS Energy Corp.	235,358	15,065,266
Consolidated Edison, Inc.	286,793	24,598,236
Constellation Energy Corp.	264,277	12,151,456
SECURITY	NUMBER OF SHARES	VALUE ($)
Dominion Energy, Inc.	658,353	52,358,814
DTE Energy Co.	157,181	19,111,638
Duke Energy Corp.	624,700	62,726,127
Edison International	307,968	19,531,330
Entergy Corp.	163,057	17,155,227
Essential Utilities, Inc.	188,371	8,874,158
Evergy, Inc.	185,721	11,590,848
Eversource Energy	278,771	22,803,468
Exelon Corp.	796,459	33,897,295
FirstEnergy Corp.	441,439	18,474,222
NextEra Energy, Inc.	1,594,813	124,826,013
NiSource, Inc.	322,117	9,318,845
NRG Energy, Inc.	199,492	7,548,777
OGE Energy Corp.	161,892	6,079,045
PG&E Corp. *	1,226,513	13,945,453
Pinnacle West Capital Corp.	91,457	6,477,899
PPL Corp.	612,487	16,028,785
Public Service Enterprise Group, Inc.	410,121	26,588,144
Sempra Energy	259,536	37,430,282
The AES Corp.	541,397	11,493,858
The Southern Co.	860,948	55,763,602
UGI Corp.	170,606	6,558,095
Vistra Corp.	390,180	8,903,908
WEC Energy Group, Inc.	255,809	23,247,922
Xcel Energy, Inc.	436,776	29,408,128
		819,423,214
Total Common Stocks (Cost $20,615,638,522)		32,695,470,257

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	24,223,848	24,223,848
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)(d)	50,077,735	50,077,735
		74,301,583
Total Short-Term Investments (Cost $74,301,583)		74,301,583
Total Investments in Securities (Cost $20,689,940,105)		32,769,771,840

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/18/22	185	40,404,000	(464,752)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $48,729,780.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 28, 2022:
	VALUE AT 8/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/22	BALANCE OF SHARES HELD AT 2/28/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$85,857,950	$5,830,064	($2,456,317)	$669,639	$12,894,846	$102,796,182	1,217,099	$455,869

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$32,695,470,257	$—	$—	$32,695,470,257
Short-Term Investments[1]	74,301,583	—	—	74,301,583
Liabilities
Futures Contracts[2]	(464,752)	—	—	(464,752)
Total	$32,769,307,088	$—	$—	$32,769,307,088

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Assets and Liabilities

As of February 28, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $52,993,110)		$102,796,182
Investments in securities, at value - unaffiliated (cost $20,636,946,995) including securities on loan of $48,729,780		32,666,975,658
Deposit with broker for futures contracts		2,689,201
Receivables:
Fund shares sold		52,206,447
Dividends		40,593,178
Income from securities on loan	+	126,645
Total assets		32,865,387,311
Liabilities
Collateral held for securities on loan		50,077,735
Payables:
Investments bought		73,466,705
Management fees		758,836
Variation margin on futures contracts	+	100,002
Total liabilities		124,403,278
Net assets		$32,740,984,033
Net Assets by Source
Capital received from investors		$20,874,083,639
Total distributable earnings	+	11,866,900,394
Net assets		$32,740,984,033

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$32,740,984,033		313,850,000		$104.32

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Operations

For the period September 1, 2021 through February 28, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $36,213)		$226,368,454
Dividends received from securities - affiliated		455,869
Securities on loan, net	+	448,110
Total investment income		227,272,433
Expenses
Management fees		5,000,992
Total expenses	–	5,000,992
Net investment income		222,271,441
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(57,983)
Net realized losses on sales of securities - unaffiliated		(55,264,780)
Net realized gains on sales of in-kind redemptions - affiliated		727,622
Net realized gains on sales of in-kind redemptions - unaffiliated		249,881,630
Net realized gains on futures contracts	+	887,193
Net realized gains		196,173,682
Net change in unrealized appreciation (depreciation) on securities - affiliated		12,894,846
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(1,801,387,354)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,322,337)
Net change in unrealized appreciation (depreciation)	+	(1,789,814,845)
Net realized and unrealized losses		(1,593,641,163)
Decrease in net assets resulting from operations		($1,371,369,722)

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/21-2/28/22		9/1/20-8/31/21
Net investment income		$222,271,441	$395,379,552
Net realized gains		196,173,682	85,290,878
Net change in unrealized appreciation (depreciation)	+	(1,789,814,845)	7,218,828,336
Increase (decrease) in net assets resulting from operations		($1,371,369,722)	$7,699,498,766
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($236,897,855)	($415,722,485)

TRANSACTIONS IN FUND SHARES
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		16,250,000	$1,768,866,738	32,050,000	$3,066,699,139
Shares redeemed	+	(4,200,000)	(454,818,836)	(6,150,000)	(568,767,235)
Net transactions in fund shares		12,050,000	$1,314,047,902	25,900,000	$2,497,931,904
SHARES OUTSTANDING AND NET ASSETS
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		301,800,000	$33,035,203,708	275,900,000	$23,253,495,523
Total increase (decrease)	+	12,050,000	(294,219,675)	25,900,000	9,781,708,185
End of period		313,850,000	$32,740,984,033	301,800,000	$33,035,203,708

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	9/1/21– 2/28/22*	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17
Per-Share Data
Net asset value at beginning of period	$156.70	$120.16	$84.02	$81.69	$65.55	$55.25
Income (loss) from investment operations:
Net investment income (loss)[1]	0.28	0.73	0.69	0.95	0.68	0.75
Net realized and unrealized gains (losses)	(13.49)	36.43	36.18	2.30	16.17	10.17
Total from investment operations	(13.21)	37.16	36.87	3.25	16.85	10.92
Less distributions:
Distributions from net investment income	(0.42)	(0.62)	(0.73)	(0.92)	(0.71)	(0.62)
Net asset value at end of period	$143.07	$156.70	$120.16	$84.02	$81.69	$65.55
Total return	(8.46%) [2]	31.06%	44.22%	4.09%	25.88%	19.89%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [3]	0.04%	0.04%	0.04%	0.04%	0.05% [4]
Net investment income (loss)	0.36% [3]	0.55%	0.74%	1.21%	0.93%	1.25%
Portfolio turnover rate[5]	5% [2]	12%	7%	14%	5%	5%
Net assets, end of period (x 1,000,000)	$15,574	$16,563	$12,785	$8,108	$6,887	$4,471

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 3.9%
Tesla, Inc. *	693,767	603,875,610

Banks 0.2%
SVB Financial Group *	50,003	30,301,818

Capital Goods 1.3%
Axon Enterprise, Inc. *	55,880	7,837,170
Generac Holdings, Inc. *	53,671	16,931,590
Huntington Ingalls Industries, Inc.	33,914	6,932,022
L3Harris Technologies, Inc.	167,374	42,230,134
Nordson Corp.	46,125	10,446,851
Plug Power, Inc. *	442,671	11,195,150
Roper Technologies, Inc.	89,964	40,323,664
TransDigm Group, Inc. *	44,618	29,741,913
Trex Co., Inc. *	98,216	9,020,157
United Rentals, Inc. *	61,652	19,828,516
		194,487,167

Commercial & Professional Services 0.6%
Cintas Corp.	75,017	28,155,381
Copart, Inc. *	181,982	22,361,948
CoStar Group, Inc. *	336,812	20,548,900
Verisk Analytics, Inc.	137,606	24,403,048
		95,469,277

Consumer Durables & Apparel 0.4%
Deckers Outdoor Corp. *	23,427	6,761,969
Lululemon Athletica, Inc. *	100,756	32,235,875
NVR, Inc. *	2,796	13,863,798
Peloton Interactive, Inc., Class A *	254,142	7,385,367
		60,247,009

Consumer Services 1.6%
Airbnb, Inc., Class A *	295,770	44,806,197
Booking Holdings, Inc. *	35,031	76,096,090
Caesars Entertainment, Inc. *	182,149	15,335,124
Chegg, Inc. *	123,253	3,854,121
Chipotle Mexican Grill, Inc. *	24,005	36,568,017
Domino's Pizza, Inc.	31,004	13,400,239
DraftKings, Inc., Class A *	283,701	6,718,040
Expedia Group, Inc. *	124,483	24,412,361
Hilton Worldwide Holdings, Inc. *	237,822	35,402,183
		256,592,372

Diversified Financials 2.1%
BlackRock, Inc.	121,806	90,610,265
Coinbase Global, Inc., Class A *	25,197	4,806,832
Credit Acceptance Corp. *	7,070	3,889,348
SECURITY	NUMBER OF SHARES	VALUE ($)
FactSet Research Systems, Inc.	32,169	13,063,509
KKR & Co., Inc.	498,918	29,994,950
MarketAxess Holdings, Inc.	32,415	12,364,053
Moody's Corp.	138,058	44,458,818
MSCI, Inc.	70,316	35,276,834
S&P Global, Inc.	205,564	77,230,395
SoFi Technologies, Inc. *(a)	549,610	6,293,035
Upstart Holdings, Inc. *	42,034	6,640,952
		324,628,991

Energy 0.6%
Baker Hughes Co.	744,756	21,880,931
Cheniere Energy, Inc.	201,390	26,764,731
Diamondback Energy, Inc.	145,191	20,050,877
Halliburton Co.	763,109	25,587,045
Texas Pacific Land Corp.	5,293	6,291,948
		100,575,532

Food & Staples Retailing 1.3%
Costco Wholesale Corp.	376,901	195,705,844

Food, Beverage & Tobacco 0.2%
Beyond Meat, Inc. *(a)	51,450	2,406,831
Monster Beverage Corp. *	320,675	27,064,970
Post Holdings, Inc. *	49,767	5,232,503
The Boston Beer Co., Inc., Class A *	7,948	3,047,740
		37,752,044

Health Care Equipment & Services 6.8%
ABIOMED, Inc. *	38,861	12,075,667
agilon health, Inc. *	39,089	790,380
Align Technology, Inc. *	62,534	31,983,640
Boston Scientific Corp. *	1,215,573	53,691,859
Centene Corp. *	497,500	41,103,450
Chemed Corp.	13,040	6,236,902
Cigna Corp.	282,612	67,199,481
DexCom, Inc. *	82,654	34,211,317
Edwards Lifesciences Corp. *	532,597	59,847,925
Guardant Health, Inc. *	86,769	5,750,182
Humana, Inc.	109,606	47,604,078
IDEXX Laboratories, Inc. *	72,324	38,501,681
Insulet Corp. *	58,809	15,566,154
Intuitive Surgical, Inc. *	304,525	88,412,743
Masimo Corp. *	43,370	6,828,606
McKesson Corp.	130,236	35,809,691
Molina Healthcare, Inc. *	49,731	15,260,952
Novocure Ltd. *	76,337	6,248,947
Oak Street Health, Inc. *	119,548	2,093,285
Penumbra, Inc. *	29,812	6,610,513
ResMed, Inc.	124,288	30,668,064
Teladoc Health, Inc. *	136,456	10,358,375
Teleflex, Inc.	39,907	13,421,123
The Cooper Cos., Inc.	42,035	17,193,156

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
UnitedHealth Group, Inc.	803,424	382,325,379
Veeva Systems, Inc., Class A *	118,266	27,088,827
		1,056,882,377

Household & Personal Products 0.4%
The Estee Lauder Cos., Inc., Class A	197,770	58,605,184

Insurance 0.2%
Alleghany Corp. *	11,663	7,719,973
Markel Corp. *	11,674	14,509,731
RenaissanceRe Holdings Ltd.	39,245	5,917,361
		28,147,065

Materials 1.5%
Ginkgo Bioworks Holdings, Inc. *(a)	998,801	4,494,604
Linde plc *	437,194	128,202,768
Newmont Corp.	680,189	45,028,512
The Sherwin-Williams Co.	205,812	54,155,312
		231,881,196

Media & Entertainment 13.7%
Alphabet, Inc., Class A *	256,510	692,869,421
Alphabet, Inc., Class C *	238,429	643,238,525
Altice USA, Inc., Class A *	191,677	2,215,786
Cable One, Inc.	4,217	6,042,329
Charter Communications, Inc., Class A *	105,580	63,535,932
Fox Corp., Class A	272,357	11,392,693
Fox Corp., Class B	125,431	4,798,990
Liberty Broadband Corp., Class A *	19,962	2,890,697
Liberty Broadband Corp., Class C *	120,879	17,732,949
Live Nation Entertainment, Inc. *	115,098	13,906,140
Meta Platforms, Inc., Class A *	2,018,316	425,925,226
Netflix, Inc. *	377,836	149,063,859
Pinterest, Inc., Class A *	481,532	12,880,981
Roku, Inc. *	100,364	14,003,789
Snap, Inc., Class A *	913,424	36,482,155
Take-Two Interactive Software, Inc. *	98,413	15,942,906
Twitter, Inc. *	682,052	24,246,949
		2,137,169,327

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
10X Genomics, Inc., Class A *	77,767	6,335,678
Alnylam Pharmaceuticals, Inc. *	101,952	16,093,123
Avantor, Inc. *	519,530	18,022,496
BioMarin Pharmaceutical, Inc. *	156,467	12,223,202
Bio-Rad Laboratories, Inc., Class A *	18,403	11,519,542
Bio-Techne Corp.	33,493	14,047,299
Charles River Laboratories International, Inc. *	43,012	12,523,374
Danaher Corp.	542,409	148,842,454
Exact Sciences Corp. *	146,790	11,458,427
Horizon Therapeutics plc *	193,618	17,652,153
Illumina, Inc. *	133,310	43,539,046
Incyte Corp. *	160,093	10,934,352
IQVIA Holdings, Inc. *	163,034	37,517,384
Mettler-Toledo International, Inc. *	19,613	27,629,618
Neurocrine Biosciences, Inc. *	80,552	7,239,208
PerkinElmer, Inc.	107,586	19,323,521
Regeneron Pharmaceuticals, Inc. *	90,176	55,761,231
Repligen Corp. *	43,792	8,613,886
Sarepta Therapeutics, Inc. *	74,123	5,678,563
Seagen, Inc. *	113,847	14,671,463
SECURITY	NUMBER OF SHARES	VALUE ($)
Syneos Health, Inc. *	88,046	6,973,243
Thermo Fisher Scientific, Inc.	336,098	182,837,312
Vertex Pharmaceuticals, Inc. *	216,903	49,892,028
West Pharmaceutical Services, Inc.	63,194	24,461,134
Zoetis, Inc.	403,584	78,154,042
		841,943,779

Real Estate 1.3%
American Tower Corp.	388,518	88,143,079
CBRE Group, Inc., Class A	285,474	27,648,157
Equinix, Inc.	76,810	54,514,361
SBA Communications Corp.	92,784	28,149,738
Zillow Group, Inc., Class A *	31,537	1,806,124
Zillow Group, Inc., Class C *	145,118	8,347,187
		208,608,646

Retailing 8.7%
Amazon.com, Inc. *	371,947	1,142,345,943
AutoZone, Inc. *	17,888	33,332,320
Carvana Co. *	72,858	10,962,943
Dollar General Corp.	198,981	39,465,892
DoorDash, Inc., Class A *	138,593	14,545,335
Etsy, Inc. *	108,215	16,761,422
Five Below, Inc. *	47,653	7,796,507
Floor & Decor Holdings, Inc., Class A *	90,097	8,615,075
O'Reilly Automotive, Inc. *	57,484	37,320,912
Pool Corp.	34,235	15,699,486
RH *	14,810	5,951,695
Ulta Beauty, Inc. *	46,337	17,353,207
Wayfair, Inc., Class A *	66,732	9,400,537
		1,359,551,274

Semiconductors & Semiconductor Equipment 7.1%
Advanced Micro Devices, Inc. *	1,394,288	171,971,482
Broadcom, Inc.	351,136	206,271,332
Enphase Energy, Inc. *	115,035	19,176,335
Lam Research Corp.	120,110	67,423,749
Monolithic Power Systems, Inc.	36,972	16,959,056
NVIDIA Corp.	2,132,266	519,953,064
NXP Semiconductor N.V.	226,805	43,120,167
ON Semiconductor Corp. *	367,720	23,022,949
Qorvo, Inc. *	93,922	12,846,651
SolarEdge Technologies, Inc. *	44,784	14,304,905
Universal Display Corp.	36,822	5,704,096
		1,100,753,786

Software & Services 27.0%
Adobe, Inc. *	405,829	189,798,107
Affirm Holdings, Inc. *	124,957	5,228,201
Anaplan, Inc. *	124,018	5,874,733
ANSYS, Inc. *	74,445	24,134,325
AppLovin Corp., Class A *	23,057	1,339,151
Autodesk, Inc. *	187,648	41,325,719
Avalara, Inc. *	74,090	7,698,692
Bill.com Holdings, Inc. *	77,834	18,515,152
Block, Inc. *	420,303	53,588,632
Cadence Design Systems, Inc. *	236,388	35,796,235
Cloudflare, Inc., Class A *	233,525	27,186,980
Concentrix Corp.	36,641	7,324,169
Coupa Software, Inc. *	63,124	7,638,635
Crowdstrike Holdings, Inc., Class A *	175,579	34,274,777
Datadog, Inc., Class A *	219,383	35,344,795
DocuSign, Inc. *	167,797	19,872,199
Dynatrace, Inc. *	168,216	7,472,155

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Elastic N.V. *	61,181	5,301,334
EPAM Systems, Inc. *	48,382	10,051,361
Fair Isaac Corp. *	23,382	11,017,365
Fiserv, Inc. *	507,108	49,529,238
Five9, Inc. *	58,008	6,380,880
FleetCor Technologies, Inc. *	69,206	16,208,045
Fortinet, Inc. *	115,735	39,873,022
Gartner, Inc. *	70,174	19,678,193
Global Payments, Inc.	247,504	33,012,084
GoDaddy, Inc., Class A *	141,517	11,803,933
HubSpot, Inc. *	38,283	20,098,575
Intuit, Inc.	241,531	114,575,060
Mastercard, Inc., Class A	739,970	266,995,975
Microsoft Corp.	6,403,016	1,913,157,151
MongoDB, Inc. *	56,430	21,555,696
Okta, Inc. *	125,891	23,017,910
Palo Alto Networks, Inc. *	83,634	49,699,504
Paycom Software, Inc. *	41,046	13,923,214
Paylocity Holding Corp. *	33,665	7,151,793
PayPal Holdings, Inc. *	1,002,248	112,181,619
PTC, Inc. *	90,116	10,028,108
RingCentral, Inc., Class A *	69,966	9,154,351
salesforce.com, Inc. *	835,048	175,802,655
ServiceNow, Inc. *	169,800	98,470,416
Snowflake, Inc., Class A *	197,624	52,500,792
Splunk, Inc. *	137,691	16,261,307
SS&C Technologies Holdings, Inc.	188,740	14,149,838
Synopsys, Inc. *	130,080	40,635,691
The Trade Desk, Inc., Class A *	371,892	31,729,825
Twilio, Inc., Class A *	143,663	25,112,292
Tyler Technologies, Inc. *	35,028	15,001,091
UiPath, Inc., Class A *	221,135	7,675,596
Unity Software, Inc. *	136,538	14,534,470
Visa, Inc., Class A	1,430,381	309,133,942
VMware, Inc., Class A	171,816	20,157,453
WEX, Inc. *	38,061	6,413,659
Workday, Inc., Class A *	162,908	37,314,077
Zendesk, Inc. *	103,116	12,030,544
Zoom Video Communications, Inc., Class A *	184,881	24,515,221
Zscaler, Inc. *	67,454	16,131,624
		4,204,377,561

Technology Hardware & Equipment 14.6%
Apple Inc.	13,292,319	2,194,827,713
Arista Networks, Inc. *	191,386	23,488,804
Ciena Corp. *	131,914	9,025,556
Dell Technologies, Inc., Class C *	248,756	12,676,606
IPG Photonics Corp. *	30,392	3,961,597
Teledyne Technologies, Inc. *	39,840	17,106,499
Ubiquiti, Inc.	5,257	1,334,700
SECURITY	NUMBER OF SHARES	VALUE ($)
Zebra Technologies Corp., Class A *	45,651	18,869,384
		2,281,290,859

Telecommunication Services 0.4%
T-Mobile US, Inc. *	500,825	61,706,648

Transportation 0.6%
AMERCO	8,358	4,827,664
Lyft, Inc., Class A *	251,396	9,789,360
Old Dominion Freight Line, Inc.	79,493	24,963,187
Uber Technologies, Inc. *	1,423,120	51,275,014
		90,855,225
Total Common Stocks (Cost $9,512,902,385)		15,561,408,591

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	6,436,168	6,436,168
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)(c)	10,954,558	10,954,558
		17,390,726
Total Short-Term Investments (Cost $17,390,726)		17,390,726
Total Investments in Securities (Cost $9,530,293,111)		15,578,799,317

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Growth Index, e-mini, expires 03/18/22	80	10,749,200	(454,771)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,679,672.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$15,561,408,591	$—	$—	$15,561,408,591
Short-Term Investments[1]	17,390,726	—	—	17,390,726
Liabilities
Futures Contracts[2]	(454,771)	—	—	(454,771)
Total	$15,578,344,546	$—	$—	$15,578,344,546

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Assets and Liabilities

As of February 28, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $9,530,293,111) including securities on loan of $10,679,672		$15,578,799,317
Deposit with broker for futures contracts		576,000
Receivables:
Dividends		5,541,889
Income from securities on loan		55,636
Variation margin on future contracts	+	23,201
Total assets		15,584,996,043
Liabilities
Collateral held for securities on loan		10,954,558
Payables:
Management fees	+	483,437
Total liabilities		11,437,995
Net assets		$15,573,558,048
Net Assets by Source
Capital received from investors		$9,394,465,704
Total distributable earnings	+	6,179,092,344
Net assets		$15,573,558,048

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$15,573,558,048		108,850,000		$143.07

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Operations

For the period September 1, 2021 through February 28, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $38,452)		$33,283,499
Securities on loan, net	+	199,625
Total investment income		33,483,124
Expenses
Management fees		3,317,796
Total expenses	–	3,317,796
Net investment income		30,165,328
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(68,147,780)
Net realized gains on sales of in-kind redemptions - unaffiliated		465,972,434
Net realized losses on futures contracts	+	(772,291)
Net realized gains		397,052,363
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(1,880,910,122)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,061,959)
Net change in unrealized appreciation (depreciation)	+	(1,881,972,081)
Net realized and unrealized losses		(1,484,919,718)
Decrease in net assets resulting from operations		($1,454,754,390)

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/21-2/28/22		9/1/20-8/31/21
Net investment income		$30,165,328	$76,553,884
Net realized gains		397,052,363	1,284,052,294
Net change in unrealized appreciation (depreciation)	+	(1,881,972,081)	2,466,871,562
Increase (decrease) in net assets resulting from operations		($1,454,754,390)	$3,827,477,740
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($44,652,655)	($64,681,390)

TRANSACTIONS IN FUND SHARES
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,700,000	$1,515,464,384	22,700,000	$2,780,390,040
Shares redeemed	+	(6,550,000)	(1,005,859,325)	(23,400,000)	(2,765,211,293)
Net transactions in fund shares		3,150,000	$509,605,059	(700,000)	$15,178,747
SHARES OUTSTANDING AND NET ASSETS
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		105,700,000	$16,563,360,034	106,400,000	$12,785,384,937
Total increase (decrease)	+	3,150,000	(989,801,986)	(700,000)	3,777,975,097
End of period		108,850,000	$15,573,558,048	105,700,000	$16,563,360,034

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	9/1/21– 2/28/22*	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17
Per-Share Data
Net asset value at beginning of period	$70.68	$53.91	$55.14	$56.37	$50.65	$46.01
Income (loss) from investment operations:
Net investment income (loss)[1]	0.76	1.39	1.93	1.84	1.47	1.36
Net realized and unrealized gains (losses)	(0.81)	17.05	(1.36)	(1.48)	5.63	4.56
Total from investment operations	(0.05)	18.44	0.57	0.36	7.10	5.92
Less distributions:
Distributions from net investment income	(0.77)	(1.67)	(1.80)	(1.59)	(1.38)	(1.28)
Net asset value at end of period	$69.86	$70.68	$53.91	$55.14	$56.37	$50.65
Total return	(0.06%) [2]	34.95%	1.21%	0.70%	14.20%	13.01%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [3]	0.04%	0.04%	0.04%	0.04%	0.05% [4]
Net investment income (loss)	2.17% [3]	2.22%	3.59%	3.38%	2.72%	2.79%
Portfolio turnover rate[5]	6% [2]	23%	19%	7%	8%	7%
Net assets, end of period (x 1,000,000)	$10,140	$9,927	$6,847	$5,977	$4,692	$3,533

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.1%
Aptiv plc *	124,534	16,119,681
Autoliv, Inc.	35,983	3,166,864
BorgWarner, Inc.	110,429	4,528,693
Ford Motor Co.	1,804,926	31,694,501
General Motors Co. *	667,561	31,188,450
Gentex Corp.	107,853	3,264,710
Harley-Davidson, Inc.	70,343	2,905,166
Lear Corp.	27,297	4,294,910
Lucid Group, Inc. *(a)	253,491	7,346,169
QuantumScape Corp. *(a)	113,291	1,828,517
Rivian Automotive, Inc., Class A *(a)	71,605	4,837,634
		111,175,295

Banks 7.1%
Bank of America Corp.	3,311,559	146,370,908
BOK Financial Corp.	13,665	1,403,395
Citigroup, Inc.	912,381	54,040,327
Citizens Financial Group, Inc.	195,693	10,258,227
Comerica, Inc.	60,405	5,768,073
Commerce Bancshares, Inc.	51,023	3,662,431
Cullen/Frost Bankers, Inc.	26,211	3,688,674
East West Bancorp, Inc.	65,477	5,733,166
Fifth Third Bancorp	314,626	15,051,708
First Republic Bank	82,557	14,303,826
Huntington Bancshares, Inc.	664,836	10,318,255
JPMorgan Chase & Co.	1,358,864	192,686,915
KeyCorp	427,324	10,713,013
M&T Bank Corp.	59,132	10,775,624
People's United Financial, Inc.	195,677	4,124,871
Regions Financial Corp.	437,994	10,595,075
Signature Bank	27,821	9,595,185
The PNC Financial Services Group, Inc.	194,336	38,721,448
Truist Financial Corp.	613,922	38,198,227
U.S. Bancorp	620,498	35,082,957
Wells Fargo & Co.	1,833,385	97,847,757
Zions Bancorp NA	72,161	5,115,493
		724,055,555

Capital Goods 8.9%
3M Co.	264,990	39,390,763
A.O. Smith Corp.	60,841	4,172,476
Acuity Brands, Inc.	15,939	2,906,795
AGCO Corp.	28,218	3,390,675
Allegion plc	41,436	4,745,251
AMETEK, Inc.	106,296	13,796,158
Carlisle Cos., Inc.	24,110	5,723,714
Carrier Global Corp.	398,485	17,884,007
Caterpillar, Inc.	248,750	46,660,525
Cummins, Inc.	65,645	13,399,457
Deere & Co.	129,742	46,709,715
Donaldson Co., Inc.	56,507	3,066,635
SECURITY	NUMBER OF SHARES	VALUE ($)
Dover Corp.	66,045	10,359,819
Eaton Corp. plc	183,350	28,289,071
Emerson Electric Co.	274,956	25,548,912
Fastenal Co.	264,133	13,592,284
Fortive Corp.	164,796	10,670,541
Fortune Brands Home & Security, Inc.	62,588	5,438,897
General Dynamics Corp.	106,519	24,973,380
General Electric Co.	504,966	48,229,303
Graco, Inc.	78,446	5,655,172
HEICO Corp.	19,571	2,886,918
HEICO Corp., Class A	34,116	4,193,539
Honeywell International, Inc.	316,560	60,067,260
Howmet Aerospace, Inc.	176,674	6,346,130
Hubbell, Inc.	25,140	4,481,205
IDEX Corp.	35,003	6,717,076
Illinois Tool Works, Inc.	131,344	28,414,961
Ingersoll Rand, Inc.	187,346	9,464,720
Johnson Controls International plc	325,896	21,170,204
Lennox International, Inc.	15,451	4,124,335
Lincoln Electric Holdings, Inc.	27,156	3,461,304
Lockheed Martin Corp.	112,842	48,950,860
Masco Corp.	111,953	6,273,846
Northrop Grumman Corp.	68,507	30,289,685
Otis Worldwide Corp.	195,334	15,300,512
Owens Corning	46,417	4,325,600
PACCAR, Inc.	159,758	14,667,382
Parker-Hannifin Corp.	59,386	17,601,417
Pentair plc	75,778	4,388,304
Quanta Services, Inc.	65,633	7,150,059
Raytheon Technologies Corp.	688,217	70,679,886
Rockwell Automation, Inc.	53,363	14,225,509
Sensata Technologies Holding plc *	72,459	4,196,101
Snap-on, Inc.	24,641	5,179,045
Stanley Black & Decker, Inc.	75,065	12,213,075
Textron, Inc.	101,546	7,426,059
The Boeing Co. *	254,024	52,161,288
The Middleby Corp. *	25,670	4,559,505
The Toro Co.	49,023	4,598,848
Trane Technologies plc	109,229	16,813,620
W.W. Grainger, Inc.	19,922	9,503,989
Watsco, Inc.	15,107	4,125,117
Westinghouse Air Brake Technologies Corp.	85,862	7,969,711
Woodward, Inc.	29,084	3,624,739
Xylem, Inc.	83,024	7,384,985
		899,540,344

Commercial & Professional Services 1.0%
ADT, Inc.	66,077	483,023
Booz Allen Hamilton Holding Corp.	61,582	4,969,052
Clarivate plc *	170,155	2,548,922
Dun & Bradstreet Holdings, Inc. *	68,922	1,279,192
Equifax, Inc.	56,206	12,272,018
IAA, Inc. *	61,632	2,264,360
Jacobs Engineering Group, Inc.	60,012	7,381,476
Leidos Holdings, Inc.	64,488	6,567,458

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ManpowerGroup, Inc.	24,766	2,632,131
Nielsen Holdings plc	164,063	2,857,977
Republic Services, Inc.	96,303	11,583,325
Robert Half International, Inc.	51,087	6,145,255
Rollins, Inc.	103,529	3,378,151
Stericycle, Inc. *	41,987	2,450,361
TransUnion	88,180	8,003,217
Waste Management, Inc.	177,021	25,561,832
		100,377,750

Consumer Durables & Apparel 1.6%
D.R. Horton, Inc.	149,583	12,774,388
Garmin Ltd.	69,923	7,722,296
Hanesbrands, Inc.	159,697	2,467,319
Hasbro, Inc.	59,839	5,807,375
Leggett & Platt, Inc.	60,859	2,256,652
Lennar Corp., Class A	124,928	11,228,529
Lennar Corp., Class B	7,189	542,769
Mohawk Industries, Inc. *	25,037	3,524,709
Newell Brands, Inc.	175,088	4,158,340
NIKE, Inc., Class B	587,604	80,237,326
Polaris, Inc.	26,366	3,203,733
PulteGroup, Inc.	116,722	5,796,415
Tapestry, Inc.	126,357	5,168,001
Toll Brothers, Inc.	52,582	2,853,099
Under Armour, Inc., Class A *	86,310	1,544,086
Under Armour, Inc., Class C *	98,340	1,537,054
VF Corp.	149,883	8,696,212
Whirlpool Corp.	27,934	5,622,276
		165,140,579

Consumer Services 2.4%
Aramark	116,771	4,315,856
Bright Horizons Family Solutions, Inc. *	27,650	3,612,196
Carnival Corp. *	370,182	7,525,800
Darden Restaurants, Inc.	59,594	8,654,241
Las Vegas Sands Corp. *	158,658	6,800,082
Marriott International, Inc., Class A *	125,755	21,395,956
McDonald's Corp.	343,523	84,084,125
MGM Resorts International	179,011	7,928,397
Norwegian Cruise Line Holdings Ltd. *	171,319	3,339,007
Royal Caribbean Cruises Ltd. *	103,237	8,333,290
Service Corp. International	75,742	4,608,901
Starbucks Corp.	542,523	49,798,186
Vail Resorts, Inc.	18,512	4,823,301
Wyndham Hotels & Resorts, Inc.	42,741	3,693,250
Wynn Resorts Ltd. *	48,654	4,209,544
Yum! Brands, Inc.	134,696	16,511,036
		239,633,168

Diversified Financials 8.4%
AGNC Investment Corp.	241,334	3,115,622
Ally Financial, Inc.	159,446	7,956,355
American Express Co.	288,484	56,121,677
Ameriprise Financial, Inc.	51,492	15,436,787
Annaly Capital Management, Inc.	666,631	4,639,752
Apollo Global Management, Inc.	169,514	11,062,484
Ares Management Corp., Class A	77,345	6,271,906
Berkshire Hathaway, Inc., Class B *	842,066	270,682,116
Blackstone, Inc.	315,887	40,266,116
Capital One Financial Corp.	195,721	29,998,158
Cboe Global Markets, Inc.	49,173	5,767,501
CME Group, Inc.	165,276	39,092,732
Discover Financial Services	134,913	16,653,661
Equitable Holdings, Inc.	173,604	5,669,907
SECURITY	NUMBER OF SHARES	VALUE ($)
Franklin Resources, Inc.	129,414	3,847,478
Intercontinental Exchange, Inc.	259,131	33,199,864
Invesco Ltd.	156,233	3,318,389
Jefferies Financial Group, Inc.	90,440	3,214,237
Morgan Stanley	660,136	59,900,741
Morningstar, Inc.	10,928	3,066,943
Nasdaq, Inc.	53,883	9,222,075
Northern Trust Corp.	95,451	10,871,869
Raymond James Financial, Inc.	85,269	9,349,746
S&P Global, Inc.	52,069	19,562,243
SEI Investments Co.	48,939	2,866,847
Starwood Property Trust, Inc.	139,279	3,320,411
State Street Corp.	168,213	14,353,615
Synchrony Financial	251,506	10,759,427
T. Rowe Price Group, Inc.	103,464	14,956,756
The Bank of New York Mellon Corp.	349,515	18,576,722
The Carlyle Group, Inc.	64,205	3,009,288
The Charles Schwab Corp. (b)	690,400	58,311,184
The Goldman Sachs Group, Inc.	156,111	53,279,123
Voya Financial, Inc.	51,372	3,459,904
		851,181,636

Energy 5.9%
APA Corp.	167,675	5,974,260
Chevron Corp.	886,284	127,624,896
ConocoPhillips	606,347	57,518,076
Continental Resources, Inc.	26,897	1,490,901
Coterra Energy, Inc.	374,561	8,738,508
Devon Energy Corp.	289,776	17,256,161
EOG Resources, Inc.	268,979	30,911,067
Exxon Mobil Corp.	1,946,510	152,645,314
Hess Corp.	126,608	12,795,005
Kinder Morgan, Inc.	897,373	15,614,290
Marathon Oil Corp.	357,506	8,065,335
Marathon Petroleum Corp.	282,935	22,032,148
Occidental Petroleum Corp.	408,281	17,854,128
ONEOK, Inc.	204,789	13,372,722
Phillips 66	201,503	16,974,613
Pioneer Natural Resources Co.	104,355	25,003,458
Schlumberger N.V.	644,925	25,306,857
Targa Resources Corp.	105,551	6,899,869
The Williams Cos., Inc.	558,898	17,482,329
Valero Energy Corp.	188,058	15,704,724
		599,264,661

Food & Staples Retailing 1.4%
Albertsons Cos., Inc., Class A	44,732	1,303,938
Sysco Corp.	235,654	20,525,463
The Kroger Co.	311,101	14,559,527
US Foods Holding Corp. *	103,014	4,026,817
Walgreens Boots Alliance, Inc.	330,664	15,240,304
Walmart, Inc.	653,838	88,372,744
		144,028,793

Food, Beverage & Tobacco 5.4%
Altria Group, Inc.	844,582	43,318,611
Archer-Daniels-Midland Co.	257,233	20,179,929
Brown-Forman Corp., Class A	25,440	1,552,858
Brown-Forman Corp., Class B	84,245	5,495,301
Bunge Ltd.	64,521	6,745,671
Campbell Soup Co.	92,737	4,170,383
Conagra Brands, Inc.	221,175	7,734,490
Constellation Brands, Inc., Class A	75,517	16,282,976
Darling Ingredients, Inc. *	74,078	5,369,173
General Mills, Inc.	278,396	18,772,242

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hormel Foods Corp.	130,147	6,200,203
Kellogg Co.	117,755	7,529,255
Keurig Dr Pepper, Inc.	339,660	13,134,652
Lamb Weston Holdings, Inc.	67,185	4,463,100
McCormick & Co., Inc. Non-Voting Shares	114,596	10,906,101
Molson Coors Beverage Co., Class B	86,157	4,495,672
Mondelez International, Inc., Class A	641,248	41,988,919
PepsiCo, Inc.	635,676	104,085,588
Philip Morris International, Inc.	715,820	72,347,927
The Coca-Cola Co.	1,787,356	111,245,037
The Hershey Co.	66,904	13,532,003
The J.M. Smucker Co.	49,917	6,726,316
The Kraft Heinz Co.	326,163	12,792,113
Tyson Foods, Inc., Class A	135,392	12,545,423
		551,613,943

Health Care Equipment & Services 5.0%
Abbott Laboratories	813,018	98,066,231
AmerisourceBergen Corp.	68,783	9,803,641
Anthem, Inc.	111,588	50,421,038
Baxter International, Inc.	230,118	19,553,126
Becton Dickinson & Co.	132,017	35,813,572
Cardinal Health, Inc.	129,755	7,008,068
Cerner Corp.	135,504	12,635,748
CVS Health Corp.	606,899	62,905,081
DaVita, Inc. *	29,811	3,361,787
Dentsply Sirona, Inc.	100,873	5,461,264
Encompass Health Corp.	45,457	3,001,071
HCA Healthcare, Inc.	110,089	27,556,378
Henry Schein, Inc. *	63,687	5,501,283
Hologic, Inc. *	116,625	8,300,201
Laboratory Corp. of America Holdings *	44,088	11,959,311
Medtronic plc	618,769	64,964,557
Quest Diagnostics, Inc.	56,477	7,413,736
STERIS plc	45,892	11,014,080
Stryker Corp.	154,358	40,650,179
Universal Health Services, Inc., Class B	33,786	4,862,819
Zimmer Biomet Holdings, Inc.	96,280	12,245,853
		502,499,024

Household & Personal Products 2.4%
Church & Dwight Co., Inc.	111,999	10,959,102
Colgate-Palmolive Co.	387,480	29,816,586
Kimberly-Clark Corp.	154,816	20,149,303
Olaplex Holdings, Inc. *	32,608	547,162
Reynolds Consumer Products, Inc.	25,402	756,218
The Clorox Co.	56,390	8,221,098
The Procter & Gamble Co.	1,112,752	173,466,909
		243,916,378

Insurance 3.7%
Aflac, Inc.	279,815	17,093,898
American Financial Group, Inc.	30,588	4,141,309
American International Group, Inc.	381,783	23,380,391
Aon plc, Class A	101,292	29,591,445
Arch Capital Group Ltd. *	177,681	8,370,552
Arthur J. Gallagher & Co.	95,380	15,088,162
Assurant, Inc.	26,306	4,464,391
Brown & Brown, Inc.	107,918	7,296,336
Chubb Ltd.	198,047	40,330,291
Cincinnati Financial Corp.	68,983	8,470,423
CNA Financial Corp.	13,116	599,401
Erie Indemnity Co., Class A	11,337	1,985,109
Everest Re Group Ltd.	18,026	5,375,714
SECURITY	NUMBER OF SHARES	VALUE ($)
Fidelity National Financial, Inc.	130,466	6,215,400
Globe Life, Inc.	42,768	4,317,857
Lincoln National Corp.	78,308	5,279,525
Loews Corp.	92,091	5,648,862
Marsh & McLennan Cos., Inc.	232,083	36,068,019
MetLife, Inc.	328,727	22,205,509
Old Republic International Corp.	131,914	3,475,934
Principal Financial Group, Inc.	113,152	7,993,057
Prudential Financial, Inc.	173,811	19,407,736
Reinsurance Group of America, Inc.	31,036	3,440,651
The Allstate Corp.	131,863	16,134,757
The Hartford Financial Services Group, Inc.	156,184	10,851,664
The Progressive Corp.	268,960	28,490,933
The Travelers Cos., Inc.	113,079	19,430,365
W.R. Berkley Corp.	64,173	5,794,822
Willis Towers Watson plc	57,363	12,751,795
		373,694,308

Materials 3.6%
Air Products and Chemicals, Inc.	101,791	24,053,213
Albemarle Corp.	53,887	10,555,924
Amcor plc	706,114	8,212,106
AptarGroup, Inc.	30,160	3,675,901
Avery Dennison Corp.	38,198	6,730,488
Axalta Coating Systems Ltd. *	99,224	2,683,017
Ball Corp.	148,963	13,367,940
Berry Global Group, Inc. *	61,800	3,748,170
Celanese Corp.	50,123	6,981,131
CF Industries Holdings, Inc.	98,266	7,978,216
Cleveland-Cliffs, Inc. *	208,144	4,654,100
Corteva, Inc.	335,590	17,460,748
Crown Holdings, Inc.	58,926	7,228,452
Dow, Inc.	340,348	20,066,918
DuPont de Nemours, Inc.	238,296	18,436,961
Eastman Chemical Co.	61,614	7,299,411
Ecolab, Inc.	114,663	20,210,500
FMC Corp.	58,264	6,831,454
Freeport-McMoRan, Inc.	675,535	31,716,368
International Flavors & Fragrances, Inc.	117,117	15,576,561
International Paper Co.	177,874	7,742,855
LyondellBasell Industries N.V., Class A	121,025	11,767,261
Martin Marietta Materials, Inc.	28,609	10,854,255
Nucor Corp.	131,208	17,269,597
Packaging Corp. of America	43,761	6,441,182
PPG Industries, Inc.	109,193	14,571,806
Reliance Steel & Aluminum Co.	28,837	5,504,118
Royal Gold, Inc.	29,954	3,632,222
RPM International, Inc.	59,349	5,019,145
Sealed Air Corp.	67,734	4,546,983
Sonoco Products Co.	44,964	2,640,286
Steel Dynamics, Inc.	87,039	6,143,213
The Mosaic Co.	170,319	8,929,825
The Scotts Miracle-Gro Co.	18,594	2,604,276
Vulcan Materials Co.	61,144	11,094,579
Westlake Corp.	15,215	1,678,367
Westrock Co.	122,767	5,557,662
		363,465,211

Media & Entertainment 3.4%
Activision Blizzard, Inc.	358,144	29,188,736
AMC Entertainment Holdings, Inc., Class A *(a)	235,687	4,445,057
Comcast Corp., Class A	2,096,157	98,016,301
Discovery, Inc., Class A *(a)	77,366	2,170,116
Discovery, Inc., Class C *	140,075	3,917,898

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
DISH Network Corp., Class A *	115,408	3,688,440
Electronic Arts, Inc.	130,037	16,916,513
IAC/InterActiveCorp *	38,476	4,415,506
Liberty Media Corp. - Liberty Formula One, Class A *	10,675	599,508
Liberty Media Corp. - Liberty Formula One, Class C *	93,145	5,656,696
Liberty Media Corp. - Liberty SiriusXM, Class A *	36,056	1,815,780
Liberty Media Corp. - Liberty SiriusXM, Class C *	73,850	3,716,132
Match Group, Inc. *	130,255	14,522,130
News Corp., Class A	179,754	4,012,109
News Corp., Class B	55,613	1,247,400
Omnicom Group, Inc.	97,945	8,216,606
Paramount Global, Class A	4,208	143,282
Paramount Global, Class B	278,965	8,539,119
Playtika Holding Corp. *	46,793	963,936
Sirius XM Holdings, Inc. (a)	425,375	2,620,310
The Interpublic Group of Cos., Inc.	181,440	6,676,992
The Walt Disney Co. *	835,468	124,033,579
Zynga, Inc., Class A *	481,596	4,372,892
		349,895,038

Pharmaceuticals, Biotechnology & Life Sciences 8.8%
AbbVie, Inc.	812,864	120,116,913
Agilent Technologies, Inc.	139,208	18,147,155
Amgen, Inc.	258,974	58,652,432
Biogen, Inc. *	67,609	14,266,175
Bristol-Myers Squibb Co.	1,020,512	70,078,559
Bruker Corp.	46,857	3,297,327
Catalent, Inc. *	78,780	8,038,711
Elanco Animal Health, Inc. *	218,406	6,204,914
Eli Lilly & Co.	365,065	91,247,997
Gilead Sciences, Inc.	576,709	34,833,224
Jazz Pharmaceuticals plc *	28,309	3,890,223
Johnson & Johnson	1,210,415	199,197,997
Merck & Co., Inc.	1,161,406	88,940,471
Moderna, Inc. *	162,208	24,915,149
Novavax, Inc. *	34,534	2,879,100
Organon & Co.	115,885	4,325,987
Pfizer, Inc.	2,580,808	121,143,127
Royalty Pharma plc, Class A	164,378	6,453,480
Viatris, Inc.	556,937	6,131,876
Waters Corp. *	28,046	8,883,010
		891,643,827

Real Estate 4.4%
Alexandria Real Estate Equities, Inc.	64,838	12,280,317
American Campus Communities, Inc.	63,551	3,419,679
American Homes 4 Rent, Class A	129,775	4,932,748
Americold Realty Trust	122,012	3,260,161
Apartment Income REIT Corp.	71,807	3,705,959
AvalonBay Communities, Inc.	64,311	15,343,962
Boston Properties, Inc.	65,465	8,007,024
Camden Property Trust	46,994	7,759,179
Crown Castle International Corp.	198,738	33,107,763
CubeSmart	100,138	4,827,653
CyrusOne, Inc.	58,552	5,290,173
Digital Realty Trust, Inc.	130,494	17,606,251
Duke Realty Corp.	175,240	9,287,720
Equity LifeStyle Properties, Inc.	78,854	5,884,086
Equity Residential	157,137	13,403,786
Essex Property Trust, Inc.	29,886	9,478,943
Extra Space Storage, Inc.	61,444	11,560,689
Federal Realty Investment Trust	32,026	3,765,617
SECURITY	NUMBER OF SHARES	VALUE ($)
Gaming & Leisure Properties, Inc.	103,584	4,703,749
Healthcare Trust of America, Inc., Class A	101,516	2,983,555
Healthpeak Properties, Inc.	248,172	7,708,222
Host Hotels & Resorts, Inc. *	328,947	6,009,862
Invitation Homes, Inc.	274,147	10,362,757
Iron Mountain, Inc.	133,498	6,565,432
Jones Lang LaSalle, Inc. *	23,265	5,728,308
Kilroy Realty Corp.	47,890	3,429,882
Kimco Realty Corp.	283,997	6,682,449
Lamar Advertising Co., Class A	40,110	4,374,397
Medical Properties Trust, Inc.	275,209	5,597,751
Mid-America Apartment Communities, Inc.	53,045	10,853,537
National Retail Properties, Inc.	80,300	3,421,583
Omega Healthcare Investors, Inc.	109,136	3,074,361
Opendoor Technologies, Inc. *	177,761	1,484,304
Prologis, Inc.	339,930	49,578,791
Public Storage	70,139	24,900,748
Realty Income Corp.	260,250	17,199,923
Regency Centers Corp.	71,211	4,692,093
Simon Property Group, Inc.	151,106	20,786,141
STORE Capital Corp.	112,255	3,448,474
Sun Communities, Inc.	53,278	9,643,318
UDR, Inc.	133,815	7,342,429
Ventas, Inc.	183,593	9,914,022
VICI Properties, Inc.	289,542	8,095,594
Vornado Realty Trust	72,701	3,146,499
Welltower, Inc.	200,205	16,675,074
Weyerhaeuser Co.	343,966	13,373,398
WP Carey, Inc.	85,888	6,647,731
		451,346,094

Retailing 4.2%
Advance Auto Parts, Inc.	28,920	5,913,562
Bath & Body Works, Inc.	121,989	6,510,553
Best Buy Co., Inc.	101,586	9,817,271
Burlington Stores, Inc. *	30,712	6,937,534
CarMax, Inc. *	74,392	8,133,277
Dollar Tree, Inc. *	103,530	14,709,542
eBay, Inc.	287,873	15,714,987
GameStop Corp., Class A *(a)	28,424	3,505,816
Genuine Parts Co.	65,399	7,989,142
LKQ Corp.	123,667	5,806,166
Lowe's Cos., Inc.	318,368	70,378,430
Ross Stores, Inc.	163,434	14,936,233
Target Corp.	224,402	44,828,787
The Gap, Inc.	98,184	1,428,577
The Home Depot, Inc.	485,249	153,256,192
The TJX Cos., Inc.	552,949	36,549,929
Tractor Supply Co.	52,357	10,669,833
Williams-Sonoma, Inc.	34,315	4,970,871
		422,056,702

Semiconductors & Semiconductor Equipment 4.8%
Analog Devices, Inc.	247,122	39,611,185
Applied Materials, Inc.	415,224	55,723,061
Entegris, Inc.	62,388	8,140,386
First Solar, Inc. *	45,206	3,403,560
Intel Corp.	1,870,087	89,203,150
KLA Corp.	69,731	24,301,254
Marvell Technology, Inc.	378,766	25,881,081
Microchip Technology, Inc.	255,234	17,950,607
Micron Technology, Inc.	514,371	45,707,007
QUALCOMM, Inc.	514,999	88,574,678
Skyworks Solutions, Inc.	75,814	10,475,220

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Teradyne, Inc.	74,796	8,819,944
Texas Instruments, Inc.	424,656	72,187,274
		489,978,407

Software & Services 3.9%
Accenture plc, Class A	290,443	91,785,797
Akamai Technologies, Inc. *	74,850	8,103,261
Aspen Technology, Inc. *	30,946	4,716,480
Automatic Data Processing, Inc.	193,764	39,613,112
Bentley Systems, Inc., Class B	84,915	3,259,887
Black Knight, Inc. *	71,404	4,012,191
Broadridge Financial Solutions, Inc.	53,661	7,845,775
Ceridian HCM Holding, Inc. *	62,293	4,541,783
Citrix Systems, Inc.	57,519	5,895,697
Cognizant Technology Solutions Corp., Class A	241,518	20,801,945
DXC Technology Co. *	115,321	3,924,374
Euronet Worldwide, Inc. *	24,137	3,095,087
Fidelity National Information Services, Inc.	280,012	26,665,543
Genpact Ltd.	79,173	3,312,598
Guidewire Software, Inc. *	38,138	3,361,865
International Business Machines Corp.	412,354	50,517,488
Jack Henry & Associates, Inc.	33,882	5,990,338
NortonLifeLock, Inc.	267,865	7,762,728
Nuance Communications, Inc. *	131,330	7,291,442
Oracle Corp.	741,595	56,338,972
Palantir Technologies, Inc., Class A *	736,743	8,730,404
Paychex, Inc.	147,578	17,570,637
Pegasystems, Inc.	18,588	1,619,386
The Western Union Co.	185,931	3,380,226
Thoughtworks Holding, Inc. *	16,736	382,585
VeriSign, Inc. *	44,424	9,494,297
		400,013,898

Technology Hardware & Equipment 2.9%
Amphenol Corp., Class A	275,053	20,906,779
Arrow Electronics, Inc. *	32,141	3,917,345
CDW Corp.	62,257	10,736,842
Cisco Systems, Inc.	1,939,423	108,161,621
Cognex Corp.	81,607	5,513,369
Corning, Inc.	353,645	14,287,258
F5, Inc. *	27,811	5,585,839
Hewlett Packard Enterprise Co.	600,931	9,566,821
HP, Inc.	530,013	18,211,247
Jabil, Inc.	65,831	3,805,690
Juniper Networks, Inc.	148,638	5,022,478
Keysight Technologies, Inc. *	84,779	13,341,671
Motorola Solutions, Inc.	77,669	17,120,578
NetApp, Inc.	103,075	8,079,018
Seagate Technology Holdings plc	94,120	9,709,419
TE Connectivity Ltd.	150,079	21,375,752
Trimble, Inc. *	115,073	8,026,342
Western Digital Corp. *	143,436	7,306,630
		290,674,699

Telecommunication Services 1.9%
AT&T, Inc.	3,283,568	77,787,726
Liberty Global plc, Class A *	80,697	2,080,369
Liberty Global plc, Class C *	153,338	3,966,854
Lumen Technologies, Inc.	426,310	4,416,571
Verizon Communications, Inc.	1,903,439	102,157,571
		190,409,091

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 2.9%
Alaska Air Group, Inc. *	57,243	3,213,622
American Airlines Group, Inc. *	296,336	5,111,796
C.H. Robinson Worldwide, Inc.	59,573	5,759,518
CSX Corp.	1,019,946	34,586,369
Delta Air Lines, Inc. *	294,041	11,738,117
Expeditors International of Washington, Inc.	78,054	8,067,661
FedEx Corp.	112,377	24,978,036
Hertz Global Holdings, Inc. *(a)	25,945	527,202
J.B. Hunt Transport Services, Inc.	38,720	7,857,450
Norfolk Southern Corp.	111,893	28,702,792
Southwest Airlines Co. *	272,722	11,945,223
Union Pacific Corp.	295,597	72,702,082
United Airlines Holdings, Inc. *	149,199	6,624,436
United Parcel Service, Inc., Class B	335,287	70,551,090
XPO Logistics, Inc. *	44,995	3,270,237
		295,635,631

Utilities 4.6%
Alliant Energy Corp.	115,392	6,738,893
Ameren Corp.	118,477	10,183,098
American Electric Power Co., Inc.	231,673	21,001,157
American Water Works Co., Inc.	83,637	12,636,714
Atmos Energy Corp.	60,990	6,697,312
Avangrid, Inc.	31,946	1,433,417
CenterPoint Energy, Inc.	289,481	7,917,305
CMS Energy Corp.	133,373	8,537,206
Consolidated Edison, Inc.	162,820	13,965,071
Constellation Energy Corp.	149,439	6,871,205
Dominion Energy, Inc.	372,381	29,615,461
DTE Energy Co.	89,053	10,827,954
Duke Energy Corp.	353,754	35,520,439
Edison International	174,378	11,059,053
Entergy Corp.	92,242	9,704,781
Essential Utilities, Inc.	105,316	4,961,437
Evergy, Inc.	105,721	6,598,048
Eversource Energy	158,392	12,956,466
Exelon Corp.	450,007	19,152,298
FirstEnergy Corp.	249,936	10,459,822
NextEra Energy, Inc.	902,311	70,623,882
NiSource, Inc.	179,385	5,189,608
NRG Energy, Inc.	111,931	4,235,469
OGE Energy Corp.	91,543	3,437,440
PG&E Corp. *	694,690	7,898,625
Pinnacle West Capital Corp.	51,514	3,648,737
PPL Corp.	344,608	9,018,391
Public Service Enterprise Group, Inc.	232,813	15,093,267
Sempra Energy	146,840	21,177,265
The AES Corp.	307,504	6,528,310
The Southern Co.	487,452	31,572,266
UGI Corp.	95,595	3,674,672
Vistra Corp.	220,820	5,039,112
WEC Energy Group, Inc.	145,312	13,205,954
Xcel Energy, Inc.	247,816	16,685,451
		463,865,586
Total Common Stocks (Cost $7,820,262,150)		10,115,105,618

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBEROF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	4,687,605	4,687,605
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)(d)	22,609,175	22,609,175
		27,296,780
Total Short-Term Investments (Cost $27,296,780)		27,296,780
Total Investments in Securities (Cost $7,847,558,930)		10,142,402,398
	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Value Index, e-mini, expires 03/18/22	292	23,240,280	(177,104)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $22,016,139.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 28, 2022:
	VALUE AT 8/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/22	BALANCE OF SHARES HELD AT 2/28/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.6% OF NET ASSETS

Diversified Financials 0.6%
The Charles Schwab Corp.	$49,406,943	$4,627,704	($3,321,909)	$549,199	$7,049,247	$58,311,184	690,400	$257,370

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$10,115,105,618	$—	$—	$10,115,105,618
Short-Term Investments[1]	27,296,780	—	—	27,296,780
Liabilities
Futures Contracts[2]	(177,104)	—	—	(177,104)
Total	$10,142,225,294	$—	$—	$10,142,225,294

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of Assets and Liabilities

As of February 28, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $32,838,342)		$58,311,184
Investments in securities, at value - unaffiliated (cost $7,814,720,588) including securities on loan of $22,016,139		10,084,091,214
Deposit with broker for futures contracts		962,501
Receivables:
Dividends		20,012,990
Fund shares sold		7,025,421
Income from securities on loan	+	39,808
Total assets		10,170,443,118
Liabilities
Collateral held for securities on loan		22,609,175
Payables:
Investments bought		6,954,311
Management fees		313,684
Variation margin on futures contracts	+	110,976
Total liabilities		29,988,146
Net assets		$10,140,454,972
Net Assets by Source
Capital received from investors		$8,155,150,984
Total distributable earnings	+	1,985,303,988
Net assets		$10,140,454,972

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$10,140,454,972		145,150,000		$69.86

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of Operations

For the period September 1, 2021 through February 28, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated		$110,103,411
Dividends received from securities - affiliated		257,370
Securities on loan, net	+	147,822
Total investment income		110,508,603
Expenses
Management fees		2,004,543
Total expenses	–	2,004,543
Net investment income		108,504,060
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(42,319)
Net realized losses on sales of securities - unaffiliated		(10,983,358)
Net realized gains on sales of in-kind redemptions - affiliated		591,518
Net realized gains on sales of in-kind redemptions - unaffiliated		151,816,172
Net realized gains on futures contracts	+	87,533
Net realized gains		141,469,546
Net change in unrealized appreciation (depreciation) on securities - affiliated		7,049,247
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(272,895,432)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(321,164)
Net change in unrealized appreciation (depreciation)	+	(266,167,349)
Net realized and unrealized losses		(124,697,803)
Decrease in net assets resulting from operations		($16,193,743)

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/21-2/28/22		9/1/20-8/31/21
Net investment income		$108,504,060	$189,539,305
Net realized gains (losses)		141,469,546	(48,367,437)
Net change in unrealized appreciation (depreciation)	+	(266,167,349)	2,360,107,341
Increase (decrease) in net assets resulting from operations		($16,193,743)	$2,501,279,209
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($109,437,825)	($222,245,635)

TRANSACTIONS IN FUND SHARES
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,750,000	$690,934,323	24,200,000	$1,476,614,672
Shares redeemed	+	(5,050,000)	(351,722,947)	(10,750,000)	(675,662,402)
Net transactions in fund shares		4,700,000	$339,211,376	13,450,000	$800,952,270
SHARES OUTSTANDING AND NET ASSETS
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		140,450,000	$9,926,875,164	127,000,000	$6,846,889,320
Total increase	+	4,700,000	213,579,808	13,450,000	3,079,985,844
End of period		145,150,000	$10,140,454,972	140,450,000	$9,926,875,164

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	9/1/21– 2/28/22*	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17
Per-Share Data
Net asset value at beginning of period	$80.01	$57.45	$55.72	$58.44	$48.77	$43.67
Income (loss) from investment operations:
Net investment income (loss)[1]	0.54	0.93	0.87	0.84	0.76	0.71
Net realized and unrealized gains (losses)	(4.86)	22.43	1.76	(2.76)	9.59	5.09
Total from investment operations	(4.32)	23.36	2.63	(1.92)	10.35	5.80
Less distributions:
Distributions from net investment income	(0.64)	(0.80)	(0.90)	(0.80)	(0.68)	(0.70)
Net asset value at end of period	$75.05	$80.01	$57.45	$55.72	$58.44	$48.77
Total return	(5.44%) [2]	40.98%	4.90%	(3.24%)	21.36%	13.38%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [3]	0.04%	0.04%	0.04% [4]	0.05%	0.06% [5]
Net investment income (loss)	1.40% [3]	1.31%	1.61%	1.52%	1.42%	1.54%
Portfolio turnover rate[6]	12% [2]	23%	19%	19%	13%	17%
Net assets, end of period (x 1,000,000)	$9,812	$9,986	$6,678	$6,255	$5,359	$3,555

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/19 is a blended ratio.
[5]	Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.2%
Autoliv, Inc.	187,829	16,530,830
BorgWarner, Inc.	571,827	23,450,625
Gentex Corp.	564,570	17,089,534
Harley-Davidson, Inc.	367,254	15,167,590
Lear Corp.	142,176	22,369,972
QuantumScape Corp. *(a)	592,024	9,555,268
Thor Industries, Inc.	132,574	11,997,947
		116,161,766

Banks 4.4%
Bank OZK	288,757	13,577,354
BOK Financial Corp.	72,232	7,418,226
Comerica, Inc.	313,153	29,902,980
Commerce Bancshares, Inc.	264,901	19,014,594
Cullen/Frost Bankers, Inc.	135,282	19,038,236
East West Bancorp, Inc.	338,816	29,666,729
Essent Group Ltd.	263,828	11,655,921
First Citizens BancShares, Inc., Class A	31,792	25,066,402
First Financial Bankshares, Inc.	306,107	14,668,648
First Horizon Corp.	1,291,352	30,320,945
MGIC Investment Corp.	778,040	11,810,647
New York Community Bancorp, Inc.	1,110,613	12,816,474
People's United Financial, Inc.	1,021,040	21,523,523
Pinnacle Financial Partners, Inc.	181,623	18,358,453
Popular, Inc.	190,561	17,503,028
Prosperity Bancshares, Inc.	220,023	16,382,913
Radian Group, Inc.	427,157	10,209,052
Signature Bank	144,680	49,898,685
Synovus Financial Corp.	347,295	18,285,082
TFS Financial Corp.	113,732	1,952,778
Western Alliance Bancorp	248,451	23,289,797
Zions Bancorp NA	373,685	26,490,530
		428,850,997

Capital Goods 11.2%
A.O. Smith Corp.	317,628	21,782,928
Acuity Brands, Inc.	83,327	15,196,345
Advanced Drainage Systems, Inc.	134,327	15,678,647
AECOM	343,616	24,967,139
AGCO Corp.	146,386	17,589,742
Air Lease Corp.	255,872	10,685,215
Allegion plc	214,200	24,530,184
Armstrong World Industries, Inc.	113,472	10,030,925
Axon Enterprise, Inc. *	156,629	21,967,217
AZEK Co., Inc. *	266,328	7,854,013
Builders FirstSource, Inc. *	456,717	33,988,879
BWX Technologies, Inc.	219,549	11,728,308
Carlisle Cos., Inc.	124,794	29,626,096
ChargePoint Holdings, Inc. *(a)	410,003	5,953,244
Colfax Corp. *	321,513	12,928,038
Crane Co.	119,283	12,057,126
SECURITY	NUMBER OF SHARES	VALUE ($)
Curtiss-Wright Corp.	93,707	13,823,657
Donaldson Co., Inc.	295,001	16,009,704
EMCOR Group, Inc.	127,417	14,721,760
Flowserve Corp.	310,615	9,433,378
Fortune Brands Home & Security, Inc.	324,107	28,164,898
Graco, Inc.	405,759	29,251,166
Hexcel Corp.	200,447	11,605,881
Howmet Aerospace, Inc.	917,907	32,971,219
Hubbell, Inc.	129,756	23,129,007
Huntington Ingalls Industries, Inc.	95,578	19,536,143
IDEX Corp.	181,446	34,819,487
ITT, Inc.	204,193	17,942,439
Lennox International, Inc.	80,400	21,461,172
Lincoln Electric Holdings, Inc.	140,853	17,953,123
MasTec, Inc. *	136,560	10,755,466
MDU Resources Group, Inc.	485,679	13,001,627
Nordson Corp.	128,994	29,215,851
nVent Electric plc	401,687	13,629,240
Oshkosh Corp.	163,727	18,180,246
Owens Corning	239,787	22,345,751
Pentair plc	395,252	22,889,043
Plug Power, Inc. *	1,237,143	31,287,346
Quanta Services, Inc.	340,113	37,051,910
Regal Rexnord Corp.	161,802	25,944,951
Rocket Lab USA, Inc. *(a)	344,371	3,285,299
Sensata Technologies Holding plc *	378,070	21,894,034
SiteOne Landscape Supply, Inc. *	106,590	18,379,314
Snap-on, Inc.	128,155	26,935,618
Sunrun, Inc. *	494,464	13,488,978
Textron, Inc.	525,989	38,465,576
The Middleby Corp. *	132,834	23,593,975
The Timken Co.	164,924	10,812,417
The Toro Co.	254,224	23,848,753
Trex Co., Inc. *	274,453	25,205,763
Vertiv Holdings Co.	725,109	9,440,919
Watsco, Inc.	78,817	21,521,770
Westinghouse Air Brake Technologies Corp.	445,733	41,372,937
Woodward, Inc.	150,443	18,749,711
Zurn Water Solutions Corp.	289,040	9,399,581
		1,098,083,156

Commercial & Professional Services 3.1%
ADT, Inc.	347,392	2,539,436
ASGN, Inc. *	124,375	13,779,506
Aurora Innovation, Inc. *(a)	611,077	3,495,360
Booz Allen Hamilton Holding Corp.	319,262	25,761,251
CACI International, Inc., Class A *	55,684	15,579,826
Clarivate plc *	886,099	13,273,763
Clean Harbors, Inc. *	119,270	11,381,936
Driven Brands Holdings, Inc. *	131,676	3,867,324
Dun & Bradstreet Holdings, Inc. *	359,785	6,677,610
IAA, Inc. *	321,870	11,825,504
Jacobs Engineering Group, Inc.	311,002	38,253,246
Leidos Holdings, Inc.	334,769	34,092,875
ManpowerGroup, Inc.	129,471	13,760,178

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MSA Safety, Inc.	86,904	12,088,346
Nielsen Holdings plc	856,631	14,922,512
Robert Half International, Inc.	265,760	31,968,270
Science Applications International Corp.	137,515	12,058,690
Stericycle, Inc. *	219,288	12,797,648
Tetra Tech, Inc.	128,991	20,479,901
TriNet Group, Inc. *	95,867	8,370,148
		306,973,330

Consumer Durables & Apparel 4.5%
Brunswick Corp.	184,028	17,578,355
Capri Holdings Ltd. *	358,887	24,311,005
Carter's, Inc.	100,643	9,730,165
Columbia Sportswear Co.	82,692	7,667,202
Crocs, Inc. *	140,463	11,760,967
Deckers Outdoor Corp. *	65,482	18,900,725
Hanesbrands, Inc.	834,128	12,887,278
Hasbro, Inc.	309,205	30,008,345
Hayward Holdings, Inc. *	99,118	1,773,221
Helen of Troy Ltd. *	57,612	11,849,060
Leggett & Platt, Inc.	318,562	11,812,279
Mattel, Inc. *	836,137	20,886,702
Mohawk Industries, Inc. *	130,953	18,435,563
Newell Brands, Inc.	903,399	21,455,726
Polaris, Inc.	136,167	16,545,652
PulteGroup, Inc.	604,443	30,016,639
PVH Corp.	169,558	16,598,033
Ralph Lauren Corp.	116,318	15,358,629
Skechers U.S.A., Inc., Class A *	321,940	14,802,801
Tapestry, Inc.	656,245	26,840,421
Tempur Sealy International, Inc.	459,608	15,171,660
Toll Brothers, Inc.	273,198	14,823,724
TopBuild Corp. *	78,568	16,866,978
Under Armour, Inc., Class A *	449,823	8,047,333
Under Armour, Inc., Class C *	513,060	8,019,128
Whirlpool Corp.	145,005	29,185,156
YETI Holdings, Inc. *	209,258	12,881,923
		444,214,670

Consumer Services 3.9%
Aramark	608,888	22,504,500
Bright Horizons Family Solutions, Inc. *	144,026	18,815,557
Caesars Entertainment, Inc. *	510,350	42,966,366
Chegg, Inc. *	346,332	10,829,802
Choice Hotels International, Inc.	78,295	11,301,883
Churchill Downs, Inc.	82,134	19,783,617
Coursera, Inc. *	197,470	4,014,565
Marriott Vacations Worldwide Corp.	101,620	16,327,285
MGM Resorts International	928,913	41,141,557
Norwegian Cruise Line Holdings Ltd. *	883,022	17,210,099
Penn National Gaming, Inc. *	396,451	20,357,759
Planet Fitness, Inc., Class A *	198,953	16,837,392
Service Corp. International	393,314	23,933,157
Terminix Global Holdings, Inc. *	289,439	12,318,524
Texas Roadhouse, Inc.	166,260	15,779,737
The Wendy's Co.	420,360	9,558,986
Vail Resorts, Inc.	96,560	25,158,708
Wingstop, Inc.	71,233	10,353,717
Wyndham Hotels & Resorts, Inc.	222,306	19,209,461
Wynn Resorts Ltd. *	251,053	21,721,106
		380,123,778

SECURITY	NUMBER OF SHARES	VALUE ($)
Diversified Financials 6.4%
Affiliated Managers Group, Inc.	97,078	13,431,712
AGNC Investment Corp.	1,252,222	16,166,186
Ally Financial, Inc.	826,771	41,255,873
Annaly Capital Management, Inc.	3,457,222	24,062,265
Apollo Global Management, Inc.	880,465	57,459,146
Ares Management Corp., Class A	400,096	32,443,785
Blackstone Mortgage Trust, Inc., Class A	399,010	12,680,538
Cboe Global Markets, Inc.	254,632	29,865,787
Credit Acceptance Corp. *	19,776	10,879,173
Equitable Holdings, Inc.	898,035	29,329,823
FactSet Research Systems, Inc.	89,821	36,475,410
Invesco Ltd.	814,368	17,297,176
Janus Henderson Group plc	407,351	13,674,773
Jefferies Financial Group, Inc.	468,765	16,659,908
Lazard Ltd., Class A	268,781	9,294,447
LPL Financial Holdings, Inc.	191,366	34,627,678
Morningstar, Inc.	56,529	15,864,864
New Residential Investment Corp.	1,114,864	11,572,288
OneMain Holdings, Inc.	266,527	13,587,547
Raymond James Financial, Inc.	441,982	48,463,326
SEI Investments Co.	252,986	14,819,920
SoFi Technologies, Inc. *(a)	1,540,722	17,641,267
Starwood Property Trust, Inc.	727,045	17,332,753
Stifel Financial Corp.	248,342	18,253,137
The Carlyle Group, Inc.	331,845	15,553,575
Tradeweb Markets, Inc., Class A	250,715	21,180,403
Upstart Holdings, Inc. *	117,416	18,550,554
Voya Financial, Inc.	264,934	17,843,305
		626,266,619

Energy 3.8%
Antero Midstream Corp.	774,332	7,774,293
APA Corp.	866,375	30,868,941
Continental Resources, Inc.	139,299	7,721,344
Coterra Energy, Inc.	1,941,924	45,305,087
Devon Energy Corp.	1,502,622	89,481,140
Diamondback Energy, Inc.	406,483	56,135,302
EQT Corp.	721,907	16,704,928
HollyFrontier Corp. *	356,580	10,857,861
Marathon Oil Corp.	1,858,248	41,922,075
NOV, Inc.	932,766	15,996,937
Targa Resources Corp.	546,545	35,727,647
Texas Pacific Land Corp.	14,784	17,574,184
		376,069,739

Food & Staples Retailing 0.9%
Albertsons Cos., Inc., Class A	233,688	6,812,005
BJ's Wholesale Club Holdings, Inc. *	325,753	20,480,091
Casey's General Stores, Inc.	88,491	16,643,387
Performance Food Group Co. *	368,288	20,638,860
US Foods Holding Corp. *	531,993	20,795,606
		85,369,949

Food, Beverage & Tobacco 2.4%
Beyond Meat, Inc. *(a)	143,462	6,711,152
Bunge Ltd.	335,380	35,063,979
Campbell Soup Co.	482,939	21,717,767
Darling Ingredients, Inc. *	385,889	27,969,235
Flowers Foods, Inc.	474,617	13,009,252
Ingredion, Inc.	158,878	14,098,834
Lamb Weston Holdings, Inc.	348,453	23,147,733
Lancaster Colony Corp.	47,414	7,975,509

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Molson Coors Beverage Co., Class B	449,363	23,447,761
Pilgrim's Pride Corp. *	116,194	2,739,854
Post Holdings, Inc. *	139,761	14,694,472
Seaboard Corp.	613	2,365,861
The Boston Beer Co., Inc., Class A *	22,417	8,596,023
The J.M. Smucker Co.	258,606	34,847,158
		236,384,590

Health Care Equipment & Services 4.6%
ABIOMED, Inc. *	108,622	33,753,200
agilon health, Inc. *	113,781	2,300,652
Amedisys, Inc. *	77,877	12,479,011
Certara, Inc. *	247,107	6,261,691
Chemed Corp.	36,742	17,573,331
DaVita, Inc. *	155,645	17,552,087
Dentsply Sirona, Inc.	521,935	28,257,561
Encompass Health Corp.	237,573	15,684,570
Envista Holdings Corp. *	385,138	18,486,624
Guardant Health, Inc. *	242,593	16,076,638
HealthEquity, Inc. *	198,968	10,686,571
Henry Schein, Inc. *	330,750	28,570,185
Insulet Corp. *	164,620	43,573,268
Integra LifeSciences Holdings Corp. *	173,531	11,636,989
LHC Group, Inc. *	75,661	10,302,758
Masimo Corp. *	121,131	19,072,076
Molina Healthcare, Inc. *	139,400	42,777,678
Novocure Ltd. *	213,184	17,451,242
Oak Street Health, Inc. *	332,745	5,826,365
Penumbra, Inc. *	83,776	18,576,490
Quidel Corp. *	90,357	9,558,867
Tandem Diabetes Care, Inc. *	151,527	17,066,486
Tenet Healthcare Corp. *	255,510	21,971,305
Universal Health Services, Inc., Class B	174,405	25,102,112
		450,597,757

Household & Personal Products 0.2%
Coty, Inc., Class A *	800,433	7,339,971
Herbalife Nutrition Ltd. *	236,015	8,397,414
Reynolds Consumer Products, Inc.	129,986	3,869,683
		19,607,068

Insurance 4.2%
Alleghany Corp. *	32,727	21,662,656
American Financial Group, Inc.	157,774	21,361,022
Assurant, Inc.	135,889	23,061,722
Axis Capital Holdings Ltd.	184,372	10,070,399
Brown & Brown, Inc.	559,374	37,819,276
CNA Financial Corp.	64,644	2,954,231
Erie Indemnity Co., Class A	59,549	10,427,030
Everest Re Group Ltd.	94,011	28,035,960
Fidelity National Financial, Inc.	678,921	32,343,796
First American Financial Corp.	261,851	17,554,491
Globe Life, Inc.	221,559	22,368,597
Lincoln National Corp.	405,197	27,318,382
Loews Corp.	478,081	29,325,488
Old Republic International Corp.	681,486	17,957,156
Primerica, Inc.	94,291	12,247,458
Reinsurance Group of America, Inc.	161,181	17,868,526
RenaissanceRe Holdings Ltd.	109,779	16,552,478
Selective Insurance Group, Inc.	143,281	11,919,546
The Hanover Insurance Group, Inc.	84,992	11,857,234
Unum Group	487,395	13,608,068
W.R. Berkley Corp.	333,127	30,081,368
		416,394,884

SECURITY	NUMBER OF SHARES	VALUE ($)
Materials 7.0%
Alcoa Corp.	446,618	33,648,200
AptarGroup, Inc.	157,043	19,140,401
Ashland Global Holdings, Inc.	134,832	12,442,297
Avery Dennison Corp.	197,540	34,806,548
Axalta Coating Systems Ltd. *	512,611	13,861,001
Berry Global Group, Inc. *	322,807	19,578,244
CF Industries Holdings, Inc.	511,898	41,560,999
Cleveland-Cliffs, Inc. *	1,085,710	24,276,476
Crown Holdings, Inc.	305,217	37,440,969
Diversey Holdings Ltd. *	113,343	1,084,692
Eagle Materials, Inc.	97,164	13,294,950
Eastman Chemical Co.	320,880	38,014,654
FMC Corp.	302,512	35,469,532
Graphic Packaging Holding Co.	674,606	13,883,391
Huntsman Corp.	494,349	19,991,474
MP Materials Corp. *	178,043	8,122,322
Olin Corp.	342,305	17,632,131
Packaging Corp. of America	226,815	33,384,900
Reliance Steel & Aluminum Co.	149,572	28,548,808
Royal Gold, Inc.	156,548	18,983,010
RPM International, Inc.	309,322	26,159,361
Sealed Air Corp.	353,301	23,717,096
Sonoco Products Co.	234,735	13,783,639
Steel Dynamics, Inc.	449,646	31,736,015
The Mosaic Co.	884,172	46,357,138
The Scotts Miracle-Gro Co.	97,280	13,625,037
United States Steel Corp.	644,938	17,548,763
Valvoline, Inc.	431,599	13,953,596
Westlake Corp.	79,110	8,726,624
Westrock Co.	636,759	28,826,080
		689,598,348

Media & Entertainment 2.9%
Altice USA, Inc., Class A *	537,824	6,217,246
Bumble, Inc., Class A *	172,269	4,415,255
Cable One, Inc.	11,818	16,933,421
Discovery, Inc., Class A *(a)	403,436	11,316,380
Discovery, Inc., Class C *	724,207	20,256,070
DISH Network Corp., Class A *	596,175	19,053,753
IAC/InterActiveCorp *	199,778	22,926,523
Liberty Media Corp. - Liberty Formula One, Class A *	53,984	3,031,741
Liberty Media Corp. - Liberty Formula One, Class C *	485,792	29,502,148
News Corp., Class A	937,505	20,925,112
News Corp., Class B	289,959	6,503,780
Playtika Holding Corp. *	244,179	5,030,087
The Interpublic Group of Cos., Inc.	939,856	34,586,701
The New York Times Co., Class A	398,879	17,546,687
Vimeo, Inc. *	373,518	4,851,999
ZoomInfo Technologies, Inc., Class A *	721,980	39,485,086
Zynga, Inc., Class A *	2,511,526	22,804,656
		285,386,645

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
10X Genomics, Inc., Class A *	218,563	17,806,328
Adaptive Biotechnologies Corp. *	258,389	3,728,553
Alkermes plc *	385,066	9,572,741
Arrowhead Pharmaceuticals, Inc. *	248,983	10,955,252
Biohaven Pharmaceutical Holding Co., Ltd. *	139,152	16,518,734
BioMarin Pharmaceutical, Inc. *	438,183	34,230,856
Bio-Rad Laboratories, Inc., Class A *	51,596	32,297,032
Bio-Techne Corp.	93,822	39,349,885

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bridgebio Pharma, Inc. *	255,850	1,995,630
Bruker Corp.	242,495	17,064,373
Elanco Animal Health, Inc. *	1,129,463	32,088,044
Exelixis, Inc. *	755,418	15,508,732
Fate Therapeutics, Inc. *	193,291	6,678,204
Intellia Therapeutics, Inc. *	165,221	16,332,096
Ionis Pharmaceuticals, Inc. *	337,604	11,269,222
Jazz Pharmaceuticals plc *	146,604	20,146,322
Mirati Therapeutics, Inc. *	118,459	10,458,745
Natera, Inc. *	210,045	13,810,459
Neurocrine Biosciences, Inc. *	226,362	20,343,153
Novavax, Inc. *	180,365	15,037,030
Organon & Co.	604,953	22,582,895
PerkinElmer, Inc.	301,230	54,103,920
Perrigo Co., plc	319,523	11,349,457
Repligen Corp. *	122,654	24,126,042
Roivant Sciences Ltd. *(a)	227,259	1,429,459
Sarepta Therapeutics, Inc. *	207,853	15,923,618
Sotera Health Co. *	236,069	5,162,829
Syneos Health, Inc. *	247,327	19,588,298
Ultragenyx Pharmaceutical, Inc. *	162,879	10,965,014
United Therapeutics Corp. *	107,453	17,858,689
Viatris, Inc.	2,886,186	31,776,908
Vir Biotechnology, Inc. *	174,365	4,392,254
		564,450,774

Real Estate 9.2%
American Campus Communities, Inc.	332,046	17,867,395
American Homes 4 Rent, Class A	677,396	25,747,822
Americold Realty Trust	636,778	17,014,708
Apartment Income REIT Corp.	374,540	19,330,009
Brixmor Property Group, Inc.	708,742	17,803,599
Camden Property Trust	243,781	40,250,681
Cousins Properties, Inc.	354,904	13,709,941
CubeSmart	517,094	24,929,102
CyrusOne, Inc.	303,012	27,377,134
Douglas Emmett, Inc.	418,919	13,279,732
EastGroup Properties, Inc.	97,064	18,515,929
Equity LifeStyle Properties, Inc.	408,243	30,463,093
eXp World Holdings, Inc.	158,042	4,226,043
Federal Realty Investment Trust	167,032	19,639,623
First Industrial Realty Trust, Inc.	310,873	17,900,067
Gaming & Leisure Properties, Inc.	540,037	24,523,080
Healthcare Realty Trust, Inc.	351,353	9,163,286
Healthcare Trust of America, Inc., Class A	527,166	15,493,409
Highwoods Properties, Inc.	249,443	10,875,715
Host Hotels & Resorts, Inc. *	1,703,327	31,119,784
Iron Mountain, Inc.	691,214	33,993,904
Jones Lang LaSalle, Inc. *	120,510	29,671,972
Kilroy Realty Corp.	250,119	17,913,523
Kimco Realty Corp.	1,471,612	34,627,030
Lamar Advertising Co., Class A	207,109	22,587,307
Life Storage, Inc.	195,604	24,761,510
Medical Properties Trust, Inc.	1,423,723	28,958,526
National Retail Properties, Inc.	419,321	17,867,268
Omega Healthcare Investors, Inc.	570,164	16,061,520
Opendoor Technologies, Inc. *	922,423	7,702,232
Rayonier, Inc.	341,847	13,571,326
Regency Centers Corp.	368,021	24,248,904
Rexford Industrial Realty, Inc.	361,362	25,342,317
SL Green Realty Corp.	159,383	12,674,136
Spirit Realty Capital, Inc.	294,434	13,652,905
STAG Industrial, Inc.	417,711	16,274,021
STORE Capital Corp.	585,605	17,989,786
The Howard Hughes Corp. *	98,572	9,421,512
UDR, Inc.	693,464	38,050,370
SECURITY	NUMBER OF SHARES	VALUE ($)
VICI Properties, Inc.	1,500,993	41,967,764
Vornado Realty Trust	379,470	16,423,462
WeWork, Inc., Class A *(a)	501,481	3,209,478
WP Carey, Inc.	444,482	34,402,907
		900,603,832

Retailing 3.9%
Advance Auto Parts, Inc.	150,375	30,748,680
AutoNation, Inc. *	95,562	10,957,139
Bath & Body Works, Inc.	630,948	33,673,695
Chewy, Inc., Class A *	211,523	9,971,194
Dick's Sporting Goods, Inc.	154,867	16,261,035
Five Below, Inc. *	133,673	21,870,239
Floor & Decor Holdings, Inc., Class A *	251,811	24,078,168
Foot Locker, Inc.	215,956	6,828,529
GameStop Corp., Class A *(a)	147,833	18,233,722
Kohl's Corp.	359,188	19,978,037
Leslie's, Inc. *	327,287	6,974,486
Lithia Motors, Inc.	72,203	24,608,226
LKQ Corp.	640,154	30,055,230
Ollie's Bargain Outlet Holdings, Inc. *	144,110	6,222,670
Penske Automotive Group, Inc.	72,659	7,141,653
Petco Health & Wellness Co., Inc. *	194,402	3,405,923
Pool Corp.	95,686	43,879,686
Qurate Retail, Inc., Class A	851,407	4,691,253
Qurate Retail, Inc., Class B	2,420	13,891
RH *	41,438	16,652,689
The Gap, Inc.	510,518	7,428,037
Victoria's Secret & Co. *	173,178	9,287,536
Williams-Sonoma, Inc.	177,576	25,723,659
		378,685,377

Semiconductors & Semiconductor Equipment 2.9%
Allegro MicroSystems, Inc. *	131,139	3,759,755
Entegris, Inc.	323,433	42,201,538
First Solar, Inc. *	236,034	17,771,000
Lattice Semiconductor Corp. *	326,722	20,459,332
MKS Instruments, Inc.	132,262	19,918,657
ON Semiconductor Corp. *	1,028,234	64,377,731
Power Integrations, Inc.	144,055	12,964,950
Silicon Laboratories, Inc. *	95,919	14,743,710
SolarEdge Technologies, Inc. *	125,355	40,040,894
Universal Display Corp.	103,475	16,029,312
Wolfspeed, Inc. *	276,731	28,425,808
		280,692,687

Software & Services 8.2%
Affirm Holdings, Inc. *	348,841	14,595,507
Anaplan, Inc. *	348,932	16,528,909
AppLovin Corp., Class A *	64,638	3,754,175
Asana, Inc., Class A *	193,200	10,585,428
Aspen Technology, Inc. *	159,578	24,321,283
Avalara, Inc. *	207,338	21,544,492
Bill.com Holdings, Inc. *	217,850	51,822,158
Black Knight, Inc. *	370,496	20,818,170
C3.ai, Inc., Class A *	167,688	3,759,565
CDK Global, Inc.	282,626	12,814,263
Ceridian HCM Holding, Inc. *	324,925	23,690,282
Citrix Systems, Inc.	297,487	30,492,417
Concentrix Corp.	102,361	20,460,940
Datto Holding Corp. *	61,875	1,451,587
Dolby Laboratories, Inc., Class A	155,936	11,710,794
Dropbox, Inc., Class A *	673,980	15,292,606
Duck Creek Technologies, Inc. *	178,954	4,201,840
DXC Technology Co. *	602,111	20,489,837

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Dynatrace, Inc. *	469,387	20,850,170
Elastic N.V. *	171,373	14,849,470
Euronet Worldwide, Inc. *	126,229	16,186,345
Fair Isaac Corp. *	65,300	30,768,707
Fastly, Inc., Class A *	254,576	4,735,114
Five9, Inc. *	162,298	17,852,780
Genpact Ltd.	412,876	17,274,732
GoDaddy, Inc., Class A *	396,776	33,095,086
Guidewire Software, Inc. *	198,748	17,519,636
Informatica, Inc., Class A *	70,766	1,426,643
Jack Henry & Associates, Inc.	176,771	31,253,113
Manhattan Associates, Inc. *	150,926	20,175,788
Maximus, Inc.	146,797	11,576,411
New Relic, Inc. *	140,510	9,307,382
Nuance Communications, Inc. *	680,200	37,764,704
Nutanix, Inc., Class A *	504,584	13,472,393
Paylocity Holding Corp. *	94,524	20,080,679
Pegasystems, Inc.	97,685	8,510,317
PTC, Inc. *	252,256	28,071,048
Q2 Holdings, Inc. *	135,824	8,835,351
Smartsheet, Inc., Class A *	300,569	15,981,254
The Western Union Co.	959,560	17,444,801
Thoughtworks Holding, Inc. *	86,773	1,983,631
Tyler Technologies, Inc. *	97,821	41,892,821
WEX, Inc. *	106,968	18,025,178
Zendesk, Inc. *	288,655	33,677,379
		800,945,186

Technology Hardware & Equipment 3.3%
Arrow Electronics, Inc. *	166,093	20,243,415
Ciena Corp. *	369,458	25,278,316
Cognex Corp.	421,619	28,484,580
Coherent, Inc. *	58,551	15,476,200
F5, Inc. *	144,023	28,927,020
IPG Photonics Corp. *	85,294	11,118,073
Jabil, Inc.	341,874	19,763,736
Juniper Networks, Inc.	775,518	26,204,753
Littelfuse, Inc.	58,771	15,175,260
Lumentum Holdings, Inc. *	172,582	17,061,457
National Instruments Corp.	315,017	12,647,933
NetApp, Inc.	533,860	41,843,947
TD SYNNEX Corp.	98,628	10,043,289
Ubiquiti, Inc.	14,959	3,797,940
Vontier Corp.	403,060	9,794,358
Western Digital Corp. *	743,678	37,882,957
		323,743,234

Telecommunication Services 0.4%
Frontier Communications Parent, Inc. *	496,094	13,667,390
Lumen Technologies, Inc.	2,198,235	22,773,714
		36,441,104

Transportation 2.4%
Alaska Air Group, Inc. *	299,162	16,794,955
AMERCO	23,405	13,518,962
American Airlines Group, Inc. *	1,544,216	26,637,726
C.H. Robinson Worldwide, Inc.	310,281	29,997,967
GXO Logistics, Inc. *	235,171	19,737,902
Hertz Global Holdings, Inc. *(a)	134,679	2,736,677
JetBlue Airways Corp. *	759,671	11,600,176
Knight-Swift Transportation Holdings, Inc.	395,893	21,568,251
SECURITY	NUMBER OF SHARES	VALUE ($)
Landstar System, Inc.	90,956	14,044,516
Lyft, Inc., Class A *	705,873	27,486,695
TuSimple Holdings, Inc., Class A *	80,948	1,410,114
United Airlines Holdings, Inc. *	773,066	34,324,130
XPO Logistics, Inc. *	235,459	17,113,160
		236,971,231

Utilities 3.2%
Alliant Energy Corp.	597,710	34,906,264
Atmos Energy Corp.	316,074	34,708,086
Black Hills Corp.	151,990	10,637,780
Essential Utilities, Inc.	549,261	25,875,686
Hawaiian Electric Industries, Inc.	261,160	10,702,337
IDACORP, Inc.	120,567	12,532,940
National Fuel Gas Co.	217,737	13,551,951
NiSource, Inc.	936,489	27,092,627
NRG Energy, Inc.	583,986	22,098,030
OGE Energy Corp.	477,777	17,940,526
Pinnacle West Capital Corp.	269,168	19,065,169
Portland General Electric Co.	213,639	10,846,452
The AES Corp.	1,591,679	33,791,345
UGI Corp.	498,389	19,158,073
Vistra Corp.	1,151,178	26,269,882
		319,177,148
Total Common Stocks (Cost $7,892,130,472)		9,801,793,869

SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	10,580,271	10,580,271
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)(c)	69,127,590	69,127,590
		79,707,861
Total Short-Term Investments (Cost $79,707,861)		79,707,861
Total Investments in Securities (Cost $7,971,838,333)		9,881,501,730

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 03/18/22	34	9,037,200	70,094

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $67,323,837.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$9,801,793,869	$—	$—	$9,801,793,869
Short-Term Investments[1]	79,707,861	—	—	79,707,861
Futures Contracts[2]	70,094	—	—	70,094
Total	$9,881,571,824	$—	$—	$9,881,571,824

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Statement of Assets and Liabilities

As of February 28, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $7,971,838,333) including securities on loan of $67,323,837		$9,881,501,730
Deposit with broker for futures contracts		675,000
Receivables:
Investments sold		14,891,770
Dividends		7,450,651
Income from securities on loan	+	44,231
Total assets		9,904,563,382
Liabilities
Collateral held for securities on loan		69,127,590
Payables:
Fund shares redeemed		15,020,586
Investments bought		7,697,837
Management fees		299,447
Variation margin on futures contracts	+	4,420
Total liabilities		92,149,880
Net assets		$9,812,413,502
Net Assets by Source
Capital received from investors		$8,020,386,139
Total distributable earnings	+	1,792,027,363
Net assets		$9,812,413,502

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,812,413,502		130,750,000		$75.05

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Statement of Operations

For the period September 1, 2021 through February 28, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $16,440)		$71,147,752
Securities on loan, net	+	266,099
Total investment income		71,413,851
Expenses
Management fees		1,983,080
Total expenses	–	1,983,080
Net investment income		69,430,771
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(115,890,974)
Net realized gains on sales of in-kind redemptions - unaffiliated		566,551,231
Net realized losses on futures contracts	+	(622,162)
Net realized gains		450,038,095
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(1,080,243,269)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(66,795)
Net change in unrealized appreciation (depreciation)	+	(1,080,310,064)
Net realized and unrealized losses		(630,271,969)
Decrease in net assets resulting from operations		($560,841,198)

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/21-2/28/22		9/1/20-8/31/21
Net investment income		$69,430,771	$110,939,235
Net realized gains		450,038,095	329,782,786
Net change in unrealized appreciation (depreciation)	+	(1,080,310,064)	2,311,465,527
Increase (decrease) in net assets resulting from operations		($560,841,198)	$2,752,187,548
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($80,441,615)	($95,570,430)

TRANSACTIONS IN FUND SHARES
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		20,500,000	$1,610,308,166	24,200,000	$1,584,969,786
Shares redeemed	+	(14,550,000)	(1,142,375,420)	(15,650,000)	(933,990,387)
Net transactions in fund shares		5,950,000	$467,932,746	8,550,000	$650,979,399
SHARES OUTSTANDING AND NET ASSETS
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		124,800,000	$9,985,763,569	116,250,000	$6,678,167,052
Total increase (decrease)	+	5,950,000	(173,350,067)	8,550,000	3,307,596,517
End of period		130,750,000	$9,812,413,502	124,800,000	$9,985,763,569

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	9/1/21– 2/28/22*	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17
Per-Share Data
Net asset value at beginning of period	$103.69	$71.24	$69.20	$78.24	$64.03	$57.42
Income (loss) from investment operations:
Net investment income (loss)[1]	0.67	1.09	1.01	1.04	0.98	0.90
Net realized and unrealized gains (losses)	(9.47)	32.38	2.02	(9.07)	14.10	6.64
Total from investment operations	(8.80)	33.47	3.03	(8.03)	15.08	7.54
Less distributions:
Distributions from net investment income	(0.78)	(1.02)	(0.99)	(1.01)	(0.87)	(0.93)
Net asset value at end of period	$94.11	$103.69	$71.24	$69.20	$78.24	$64.03
Total return	(8.54%) [2]	47.33%	4.53%	(10.26%)	23.71%	13.21%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [3]	0.04%	0.04%	0.04% [4]	0.05%	0.06% [5]
Net investment income (loss)	1.34% [3]	1.18%	1.50%	1.49%	1.38%	1.46%
Portfolio turnover rate[6]	12% [2]	15%	12%	11%	9%	11%
Net assets, end of period (x 1,000,000)	$16,084	$16,622	$10,044	$8,100	$8,853	$5,491

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/19 is a blended ratio.
[5]	Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.4%
Adient plc *	386,736	17,306,436
American Axle & Manufacturing Holdings, Inc. *	465,383	4,309,447
Canoo, Inc. *(a)	581,596	3,338,361
Dana, Inc.	591,218	11,008,479
Dorman Products, Inc. *	116,888	10,919,677
Faraday Future Intelligent Electric, Inc. *(a)	701,203	4,031,917
Fisker, Inc. *(a)	578,075	7,052,515
Fox Factory Holding Corp. *	172,794	20,393,148
Gentherm, Inc. *	136,107	11,547,318
Holley, Inc. *(a)	151,019	1,958,717
LCI Industries	103,694	12,911,977
Lordstown Motors Corp., Class A *(a)	494,107	1,269,855
Luminar Technologies, Inc. *(a)	884,411	12,408,286
Modine Manufacturing Co. *	213,735	2,158,724
Patrick Industries, Inc.	92,357	6,588,748
Standard Motor Products, Inc.	78,006	3,409,642
Stoneridge, Inc. *	110,757	1,828,598
Tenneco, Inc., Class A *	311,524	6,006,183
The Goodyear Tire & Rubber Co. *	1,153,715	17,871,045
Thor Industries, Inc.	228,364	20,666,942
Veoneer, Inc. *	414,660	14,699,697
Visteon Corp. *	115,161	13,838,897
Winnebago Industries, Inc.	137,258	8,794,120
Workhorse Group, Inc. *(a)	531,943	1,664,982
XL Fleet Corp. *(a)	402,133	784,159
XPEL, Inc. *	68,482	4,971,793
		221,739,663

Banks 10.1%
1st Source Corp.	69,758	3,368,614
Allegiance Bancshares, Inc.	76,842	3,292,680
Ameris Bancorp	271,942	13,461,129
Arrow Financial Corp.	65,882	2,263,047
Associated Banc-Corp.	616,488	15,036,142
Atlantic Union Bankshares Corp.	310,041	12,596,966
Axos Financial, Inc. *	220,051	12,045,592
Banc of California, Inc.	221,701	4,356,425
BancFirst Corp.	77,886	6,085,233
Bank of Hawaii Corp.	166,198	14,322,944
Bank of Marin Bancorp	65,382	2,309,292
Bank OZK	496,622	23,351,166
BankUnited, Inc.	365,925	16,173,885
Banner Corp.	141,148	8,696,128
Berkshire Hills Bancorp, Inc.	200,720	6,242,392
Brookline Bancorp, Inc.	316,920	5,432,009
Byline Bancorp, Inc.	96,504	2,631,664
Cadence Bank	804,836	25,448,914
Camden National Corp.	60,510	2,877,250
Capitol Federal Financial, Inc.	526,702	5,751,586
Cathay General Bancorp	316,301	14,875,636
SECURITY	NUMBER OF SHARES	VALUE ($)
CBTX, Inc.	75,006	2,254,680
Central Pacific Financial Corp.	114,113	3,330,958
City Holding Co.	61,703	4,915,878
Columbia Banking System, Inc.	319,359	11,698,120
Columbia Financial, Inc. *	156,057	3,314,651
Community Bank System, Inc.	221,270	16,139,434
Community Trust Bancorp, Inc.	62,516	2,643,176
ConnectOne Bancorp, Inc.	145,489	4,801,137
CrossFirst Bankshares, Inc. *	185,770	2,922,162
Customers Bancorp, Inc. *	122,394	7,533,351
CVB Financial Corp.	522,277	12,315,292
Dime Community Bancshares, Inc.	135,385	4,601,736
Eagle Bancorp, Inc.	131,690	7,890,865
Eastern Bankshares, Inc.	697,957	15,257,340
Enterprise Financial Services Corp.	158,171	7,819,974
Essent Group Ltd.	452,727	20,001,479
F.N.B. Corp.	1,391,965	18,694,090
FB Financial Corp.	146,004	6,488,418
Federal Agricultural Mortgage Corp., Class C	40,441	5,002,552
Financial Institutions, Inc.	64,495	2,059,970
First BanCorp	842,969	11,902,722
First Bancorp (North Carolina)	140,920	6,324,490
First Bancshares, Inc.	85,863	3,031,822
First Busey Corp.	206,748	5,675,233
First Citizens BancShares, Inc., Class A	54,599	43,048,582
First Commonwealth Financial Corp.	387,473	6,257,689
First Community Bankshares, Inc.	61,741	1,810,864
First Financial Bancorp	384,581	9,453,001
First Financial Bankshares, Inc.	526,398	25,224,992
First Financial Corp.	46,197	2,148,622
First Foundation, Inc.	161,911	4,318,166
First Hawaiian, Inc.	528,910	15,375,414
First Horizon Corp.	2,220,145	52,129,005
First Interstate BancSystem, Inc., Class A	332,743	13,509,366
First Merchants Corp.	221,213	9,675,857
First Mid Bancshares, Inc.	66,628	2,669,784
Flagstar Bancorp, Inc.	216,753	9,879,602
Flushing Financial Corp.	125,264	2,942,451
Fulton Financial Corp.	661,251	11,915,743
German American Bancorp, Inc.	101,709	4,045,984
Glacier Bancorp, Inc.	445,495	24,680,423
Great Southern Bancorp, Inc.	41,904	2,573,744
Hancock Whitney Corp.	356,403	19,844,519
Hanmi Financial Corp.	124,072	3,240,761
Harborone Bancorp, Inc.	195,645	2,893,590
Heartland Financial USA, Inc.	165,386	8,206,453
Heritage Commerce Corp.	251,313	2,988,112
Heritage Financial Corp.	143,558	3,764,091
Hilltop Holdings, Inc.	250,595	7,748,397
Home BancShares, Inc.	618,813	14,486,412
HomeStreet, Inc.	83,460	4,294,852
Hope Bancorp, Inc.	495,307	8,400,407
Horizon Bancorp, Inc.	158,168	3,176,013
Independent Bank Corp.	195,010	16,772,810

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Independent Bank Group, Inc.	151,378	11,678,813
International Bancshares Corp.	218,357	9,391,535
Investors Bancorp, Inc.	924,371	15,473,971
Kearny Financial Corp.	306,320	4,046,487
Lakeland Bancorp, Inc.	253,735	4,577,379
Lakeland Financial Corp.	104,049	8,345,770
Live Oak Bancshares, Inc.	130,778	8,363,253
Luther Burbank Corp.	46,965	607,727
Mercantile Bank Corp.	58,802	2,168,030
Merchants Bancorp	102,026	2,953,653
Meta Financial Group, Inc.	130,381	7,221,804
Metrocity Bankshares, Inc.	79,175	1,924,744
MGIC Investment Corp.	1,335,441	20,271,994
Midland States Bancorp, Inc.	84,484	2,480,450
Mr Cooper Group, Inc. *	308,011	15,656,199
National Bank Holdings Corp., Class A	123,685	5,489,140
NBT Bancorp, Inc.	178,500	6,849,045
New York Community Bancorp, Inc.	1,910,949	22,052,351
Nicolet Bankshares, Inc. *	50,055	4,768,239
NMI Holdings, Inc., Class A *	353,205	8,173,164
Northfield Bancorp, Inc.	178,037	2,795,181
Northwest Bancshares, Inc.	522,161	7,352,027
OceanFirst Financial Corp.	244,742	5,477,326
OFG Bancorp	203,471	5,733,813
Old National Bancorp	1,210,671	22,131,062
Origin Bancorp, Inc.	89,202	4,119,348
Pacific Premier Bancorp, Inc.	386,823	14,973,918
PacWest Bancorp	481,879	23,814,460
Park National Corp.	59,470	7,972,548
Peapack-Gladstone Financial Corp.	69,198	2,610,149
PennyMac Financial Services, Inc.	131,483	7,593,143
Peoples Bancorp, Inc.	100,417	3,141,044
Pinnacle Financial Partners, Inc.	312,465	31,583,962
Popular, Inc.	327,899	30,117,523
Preferred Bank	55,929	4,389,308
Premier Financial Corp.	150,899	4,628,072
Prosperity Bancshares, Inc.	378,473	28,181,100
Provident Financial Services, Inc.	317,867	7,542,984
QCR Holdings, Inc.	59,856	3,343,556
Radian Group, Inc.	736,388	17,599,673
Renasant Corp.	229,695	8,386,164
Republic Bancorp, Inc., Class A	37,350	1,713,618
Rocket Cos., Inc., Class A (a)	551,625	7,121,479
S&T Bancorp, Inc.	162,047	5,038,041
Sandy Spring Bancorp, Inc.	187,868	8,846,704
Seacoast Banking Corp. of Florida	239,333	8,771,554
ServisFirst Bancshares, Inc.	200,120	17,486,486
Silvergate Capital Corp., Class A *	122,292	15,663,159
Simmons First National Corp., Class A	471,588	13,449,690
Southside Bancshares, Inc.	131,703	5,490,698
SouthState Corp.	286,766	25,808,940
Stock Yards Bancorp, Inc.	99,800	5,336,306
Synovus Financial Corp.	597,324	31,449,109
Texas Capital Bancshares, Inc. *	207,959	13,850,069
TFS Financial Corp.	198,043	3,400,398
The Bancorp, Inc. *	234,282	6,864,463
The First of Long Island Corp.	92,537	2,014,530
Tompkins Financial Corp.	49,029	3,878,194
Towne Bank	272,340	8,491,561
TriCo Bancshares	110,349	4,789,147
TriState Capital Holdings, Inc. *	113,717	3,775,404
Triumph Bancorp, Inc. *	97,099	9,740,972
TrustCo Bank Corp.	79,695	2,723,178
Trustmark Corp.	256,244	8,069,124
UMB Financial Corp.	176,468	17,975,030
Umpqua Holdings Corp.	889,013	18,980,428
SECURITY	NUMBER OF SHARES	VALUE ($)
United Bankshares, Inc.	558,830	20,464,355
United Community Banks, Inc.	429,956	16,622,099
Univest Financial Corp.	120,188	3,483,048
UWM Holdings Corp. (a)	356,342	1,546,524
Valley National Bancorp	1,672,166	23,360,159
Veritex Holdings, Inc.	202,826	8,240,820
Walker & Dunlop, Inc.	120,854	16,720,151
Washington Federal, Inc.	267,273	9,509,573
Washington Trust Bancorp, Inc.	71,514	3,881,065
Waterstone Financial, Inc.	95,777	1,871,483
Webster Financial Corp.	738,194	44,446,661
WesBanco, Inc.	261,915	9,570,374
Westamerica BanCorp	110,738	6,568,978
Western Alliance Bancorp	427,573	40,080,693
Wintrust Financial Corp.	234,294	23,279,452
WSFS Financial Corp.	268,878	13,667,069
		1,624,734,825

Capital Goods 11.2%
AAON, Inc.	170,102	9,961,173
AAR Corp. *	136,060	6,114,536
Advanced Drainage Systems, Inc.	231,001	26,962,437
AECOM	591,231	42,958,844
Aerojet Rocketdyne Holdings, Inc.	307,438	11,913,222
AeroVironment, Inc. *	95,149	6,760,336
Air Lease Corp.	439,262	18,343,581
Alamo Group, Inc.	40,783	5,673,323
Albany International Corp., Class A	132,662	11,650,377
Allison Transmission Holdings, Inc.	428,027	17,095,398
Altra Industrial Motion Corp.	265,942	11,294,557
Ameresco, Inc., Class A *	127,440	8,188,020
American Woodmark Corp. *	67,555	3,619,597
API Group Corp. *	810,315	17,478,495
Apogee Enterprises, Inc.	103,373	4,659,021
Applied Industrial Technologies, Inc.	157,752	15,948,727
Archer Aviation, Inc., Class A *(a)	473,655	1,492,013
Arcosa, Inc.	198,941	10,478,222
Argan, Inc.	66,036	2,568,140
Armstrong World Industries, Inc.	195,174	17,253,382
Array Technologies, Inc. *	487,078	5,474,757
Astec Industries, Inc.	94,131	4,687,724
Astra Space, Inc. *(a)	511,253	1,779,160
Atkore, Inc. *	189,154	19,238,853
AZEK Co., Inc. *	456,951	13,475,485
AZZ, Inc.	102,634	5,052,672
Babcock & Wilcox Enterprises, Inc. *	224,039	1,570,513
Barnes Group, Inc.	191,104	8,876,781
Beacon Roofing Supply, Inc. *	226,697	13,531,544
Berkshire Grey, Inc. *	164,914	550,813
Blink Charging Co. *(a)	148,098	3,640,249
Bloom Energy Corp., Class A *	606,012	13,453,466
Boise Cascade Co.	161,221	12,888,007
Builders FirstSource, Inc. *	785,666	58,469,264
BWX Technologies, Inc.	378,165	20,201,574
Byrna Technologies, Inc. *	65,097	651,621
ChargePoint Holdings, Inc. *(a)	706,336	10,255,999
Chart Industries, Inc. *	146,408	21,141,315
CIRCOR International, Inc. *	83,565	2,251,241
Colfax Corp. *	553,009	22,236,492
Columbus McKinnon Corp.	115,973	5,293,008
Comfort Systems USA, Inc.	148,019	12,726,674
Construction Partners, Inc., Class A *	149,007	3,987,427
Core & Main, Inc., Class A *	233,054	5,239,054
Cornerstone Building Brands, Inc. *	223,436	4,933,467
Crane Co.	205,132	20,734,743
CSW Industrials, Inc.	64,793	7,796,542
Curtiss-Wright Corp.	161,270	23,790,550

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Custom Truck One Source, Inc. *	202,980	1,595,423
Desktop Metal, Inc., Class A *(a)	754,733	3,139,689
Douglas Dynamics, Inc.	93,698	3,442,465
DXP Enterprises, Inc. *	69,634	1,999,192
Dycom Industries, Inc. *	123,708	10,770,018
EMCOR Group, Inc.	219,214	25,327,986
Encore Wire Corp.	83,080	9,672,174
Energy Recovery, Inc. *	158,945	3,019,955
Enerpac Tool Group Corp.	245,934	4,242,362
EnerSys	171,813	12,495,959
Enovix Corp. *	399,558	6,656,636
EnPro Industries, Inc.	84,467	9,328,535
Eos Energy Enterprises, Inc. *(a)	161,587	468,602
ESCO Technologies, Inc.	106,940	7,439,816
ESS Tech, Inc. *(a)	209,228	1,085,893
Evoqua Water Technologies Corp. *	494,081	21,077,495
Federal Signal Corp.	251,232	9,071,988
Flowserve Corp.	534,487	16,232,370
Fluence Energy, Inc. *	139,064	1,881,536
Fluor Corp. *	580,692	12,577,789
Franklin Electric Co., Inc.	160,036	13,532,644
FTC Solar, Inc. *	80,016	376,875
FuelCell Energy, Inc. *	1,515,592	9,093,552
Gates Industrial Corp. plc *	397,250	6,292,440
GATX Corp.	145,648	15,530,446
Gibraltar Industries, Inc. *	134,921	6,519,383
Global Industrial Co.	65,245	2,073,486
GMS, Inc. *	176,963	9,600,243
GrafTech International Ltd.	820,902	8,274,692
Granite Construction, Inc.	187,021	5,661,126
Great Lakes Dredge & Dock Corp. *	268,517	3,788,775
Griffon Corp.	194,240	4,477,232
H&E Equipment Services, Inc.	131,258	5,481,334
Helios Technologies, Inc.	132,987	10,427,511
Herc Holdings, Inc.	102,145	16,253,312
Hexcel Corp.	344,424	19,942,150
Hillenbrand, Inc.	299,716	14,299,450
Hillman Solutions Corp. *	405,528	3,803,853
Hydrofarm Holdings Group, Inc. *	145,733	2,951,093
Hyliion Holdings Corp. *	459,549	1,985,252
Hyster-Yale Materials Handling, Inc.	40,072	1,533,956
Hyzon Motors, Inc. *(a)	363,137	2,026,304
IES Holdings, Inc. *	36,883	1,550,561
Insteel Industries, Inc.	79,197	2,939,001
ITT, Inc.	351,443	30,881,296
Janus International Group, Inc. *	220,574	2,124,128
JELD-WEN Holding, Inc. *	376,014	8,678,403
John Bean Technologies Corp.	130,207	14,761,568
Kadant, Inc.	47,511	9,376,296
Kaman Corp.	113,613	4,931,940
Kennametal, Inc.	342,767	10,869,142
Kratos Defense & Security Solutions, Inc. *	511,290	10,696,187
Lindsay Corp.	44,511	5,840,288
Markforged Holding Corp. *(a)	272,901	1,061,585
Masonite International Corp. *	97,484	9,195,666
MasTec, Inc. *	234,474	18,467,172
Maxar Technologies, Inc.	298,260	9,675,554
McGrath RentCorp	99,921	8,121,579
MDU Resources Group, Inc.	835,580	22,368,477
Mercury Systems, Inc. *	232,069	13,975,195
Meritor, Inc. *	290,264	10,336,301
Microvast Holdings, Inc. *(a)	978,311	6,985,141
Moog, Inc., Class A	120,121	9,983,256
MRC Global, Inc. *	252,455	2,549,796
MSC Industrial Direct Co., Inc., Class A	192,080	14,882,358
Mueller Industries, Inc.	235,555	13,438,413
SECURITY	NUMBER OF SHARES	VALUE ($)
Mueller Water Products, Inc., Class A	650,808	8,258,754
MYR Group, Inc. *	68,882	6,182,159
National Presto Industries, Inc.	20,908	1,662,186
Nikola Corp. *(a)	843,023	6,659,882
NOW, Inc. *	457,875	4,276,552
NV5 Global, Inc. *	48,362	5,186,824
nVent Electric plc	691,152	23,450,787
Omega Flex, Inc.	12,389	1,799,502
Oshkosh Corp.	281,586	31,267,309
Parsons Corp. *	108,442	3,758,600
PGT Innovations, Inc. *	243,385	5,235,211
Primoris Services Corp.	219,743	5,794,623
Proterra, Inc. *	757,416	6,847,041
Proto Labs, Inc. *	114,435	6,434,680
Quanex Building Products Corp.	136,398	3,118,058
RBC Bearings, Inc. *	118,537	22,978,397
Regal Rexnord Corp.	278,179	44,606,003
Resideo Technologies, Inc. *	592,680	15,255,583
REV Group, Inc.	138,910	1,878,063
Rocket Lab USA, Inc. *(a)	590,068	5,629,249
Romeo Power, Inc. *(a)	384,589	703,798
Rush Enterprises, Inc., Class A	177,335	9,210,780
Rush Enterprises, Inc., Class B	28,845	1,413,693
Sarcos Technology and Robotics Corp. *(a)	238,251	1,436,654
Shoals Technologies Group, Inc., Class A *	427,441	6,757,842
Shyft Group, Inc.	133,051	5,376,591
Simpson Manufacturing Co., Inc.	178,477	21,151,309
SiteOne Landscape Supply, Inc. *	183,460	31,634,008
Spirit AeroSystems Holdings, Inc., Class A	430,771	21,538,550
SPX Corp. *	186,214	9,441,050
SPX FLOW, Inc.	172,646	14,828,565
Standex International Corp.	50,373	5,336,012
Stem, Inc. *	516,239	4,914,595
Sunrun, Inc. *	848,618	23,150,299
Tennant Co.	75,646	5,959,392
Terex Corp.	285,994	11,805,832
The Gorman-Rupp Co.	92,738	3,455,418
The Greenbrier Cos., Inc.	134,865	5,992,052
The Manitowoc Co., Inc. *	145,444	2,404,189
The Timken Co.	282,942	18,549,678
Thermon Group Holdings, Inc. *	135,898	2,326,574
Titan International, Inc. *	210,990	2,363,088
Titan Machinery, Inc. *	82,745	2,344,166
TPI Composites, Inc. *	151,793	2,052,241
Trinity Industries, Inc.	335,398	9,679,586
Triton International Ltd.	273,951	17,993,102
Triumph Group, Inc. *	266,334	6,669,003
Tutor Perini Corp. *	173,166	1,697,027
UFP Industries, Inc.	254,310	21,807,082
Univar Solutions, Inc. *	700,882	21,524,086
Valmont Industries, Inc.	86,957	18,821,843
Velo3D, Inc. *(a)	246,444	2,003,590
Veritiv Corp. *	57,152	6,124,980
Vertiv Holdings Co.	1,245,530	16,216,801
Vicor Corp. *	87,935	6,574,900
View, Inc. *(a)	250,956	607,314
Virgin Galactic Holdings, Inc. *(a)	730,696	7,073,137
Wabash National Corp.	201,824	3,439,081
Watts Water Technologies, Inc., Class A	112,906	16,252,819
Welbilt, Inc. *	530,790	12,547,876
WESCO International, Inc. *	182,209	22,180,302
WillScot Mobile Mini Holdings Corp. *	916,143	32,550,561

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zurn Water Solutions Corp.	497,663	16,184,001
		1,807,855,621

Commercial & Professional Services 3.2%
ABM Industries, Inc.	275,598	12,355,058
ACCO Brands Corp.	395,433	3,400,724
Alight, Inc., Class A *	1,008,045	10,523,990
ASGN, Inc. *	213,752	23,681,584
Aurora Innovation, Inc. *(a)	1,056,378	6,042,482
Barrett Business Services, Inc.	30,356	1,825,913
BlackSky Technology, Inc. *(a)	226,802	567,005
Brady Corp., Class A	199,636	9,199,227
BrightView Holdings, Inc. *	206,157	2,785,181
CACI International, Inc., Class A *	95,803	26,804,721
Casella Waste Systems, Inc., Class A *	206,744	15,588,498
CBIZ, Inc. *	214,182	8,333,822
Cimpress plc *	79,845	5,029,437
Clean Harbors, Inc. *	205,206	19,582,809
CoreCivic, Inc. *	497,789	4,534,858
Deluxe Corp.	176,118	5,479,031
Driven Brands Holdings, Inc. *	228,186	6,701,823
Ennis, Inc.	107,733	2,023,226
Exponent, Inc.	214,120	20,290,011
First Advantage Corp. *	168,206	2,716,527
Forrester Research, Inc. *	46,131	2,395,583
Franklin Covey Co. *	51,411	2,370,047
FTI Consulting, Inc. *	140,515	20,515,190
Harsco Corp. *	328,384	3,911,053
Healthcare Services Group, Inc.	304,249	4,813,219
Heidrick & Struggles International, Inc.	80,662	3,448,300
Heritage-Crystal Clean, Inc. *	65,941	1,848,986
HireRight Holdings Corp. *	90,639	1,184,652
HNI Corp.	179,682	7,311,261
Huron Consulting Group, Inc. *	89,486	4,414,344
ICF International, Inc.	70,040	6,206,945
Insperity, Inc.	146,844	13,208,618
Interface, Inc.	241,029	3,145,428
KAR Auction Services, Inc. *	499,716	9,224,757
KBR, Inc.	575,919	28,588,619
Kelly Services, Inc., Class A	147,081	3,121,059
Kforce, Inc.	82,220	6,181,300
Korn Ferry	223,606	14,816,134
LegalZoom.com, Inc. *	79,726	1,244,523
ManTech International Corp., Class A	113,403	9,454,408
Matthews International Corp., Class A	128,885	4,276,404
MillerKnoll, Inc.	310,633	12,077,411
MSA Safety, Inc.	149,815	20,839,266
Pitney Bowes, Inc.	675,429	3,363,636
Resources Connection, Inc.	127,647	2,118,940
Science Applications International Corp.	236,035	20,697,909
SP Plus Corp. *	95,976	2,864,884
Steelcase, Inc., Class A	360,423	4,386,348
Sterling Check Corp. *	58,609	1,234,305
Tetra Tech, Inc.	221,894	35,230,110
The Brink's Co.	201,316	14,104,199
The GEO Group, Inc. *	500,115	2,980,685
TriNet Group, Inc. *	164,283	14,343,549
TrueBlue, Inc. *	144,783	3,938,098
UniFirst Corp.	62,539	11,335,194
Upwork, Inc. *	494,523	12,501,541
US Ecology, Inc. *	129,890	6,161,982
Viad Corp. *	83,675	2,923,604
VSE Corp.	42,938	2,045,996
		512,294,414

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 3.8%
Acushnet Holdings Corp.	141,305	6,189,159
AMMO, Inc. *(a)	357,111	1,681,993
Beazer Homes USA, Inc. *	120,031	1,964,907
Brunswick Corp.	316,469	30,229,119
Callaway Golf Co. *	480,262	11,881,682
Capri Holdings Ltd. *	617,785	41,848,756
Carter's, Inc.	173,330	16,757,544
Cavco Industries, Inc. *	35,081	9,564,133
Century Communities, Inc.	122,516	7,806,720
Columbia Sportswear Co.	141,588	13,128,039
Crocs, Inc. *	241,732	20,240,220
Dream Finders Homes, Inc., Class A *(a)	74,447	1,497,874
Ethan Allen Interiors, Inc.	90,457	2,357,309
Fossil Group, Inc. *	195,922	2,648,865
G-III Apparel Group Ltd. *	178,366	4,947,873
GoPro, Inc., Class A *	526,419	4,527,203
Green Brick Partners, Inc. *	196,753	4,562,702
Hayward Holdings, Inc. *	170,428	3,048,957
Helen of Troy Ltd. *	99,066	20,374,904
Installed Building Products, Inc.	96,392	9,321,106
iRobot Corp. *	111,234	6,914,305
Johnson Outdoors, Inc., Class A	29,093	2,399,300
KB Home	351,732	13,580,373
Kontoor Brands, Inc.	195,128	9,666,641
Latham Group, Inc. *	132,412	2,315,886
La-Z-Boy, Inc.	182,981	5,339,386
Levi Strauss & Co., Class A	396,503	8,980,793
LGI Homes, Inc. *	87,700	11,061,601
M.D.C Holdings, Inc.	232,262	10,298,497
M/I Homes, Inc. *	118,719	5,851,660
Malibu Boats, Inc., Class A *	85,988	5,990,784
Mattel, Inc. *	1,438,112	35,924,038
Meritage Homes Corp. *	152,956	15,078,403
Movado Group, Inc.	67,280	2,652,178
Oxford Industries, Inc.	65,696	5,806,869
Purple Innovation, Inc. *	238,350	1,434,867
PVH Corp.	291,641	28,548,738
Ralph Lauren Corp.	200,120	26,423,845
Skechers U.S.A., Inc., Class A *	553,958	25,470,989
Skyline Champion Corp. *	216,676	14,569,294
Smith & Wesson Brands, Inc.	196,182	3,458,689
Snap One Holdings Corp. *(a)	55,522	1,090,452
Solo Brands, Inc., Class A *(a)	52,656	556,047
Sonos, Inc. *	516,358	14,143,046
Steven Madden Ltd.	314,140	13,401,212
Sturm Ruger & Co., Inc.	71,869	5,204,034
Taylor Morrison Home Corp. *	504,096	14,870,832
Tempur Sealy International, Inc.	790,660	26,099,687
TopBuild Corp. *	135,183	29,021,086
Traeger, Inc. *(a)	96,733	954,755
Tri Pointe Homes, Inc. *	455,563	10,190,944
Tupperware Brands Corp. *(a)	199,448	3,635,937
Universal Electronics, Inc. *	53,392	1,774,216
Vista Outdoor, Inc. *	235,002	8,565,823
Vizio Holding Corp., Class A *(a)	149,053	2,024,140
Wolverine World Wide, Inc.	338,036	7,784,969
YETI Holdings, Inc. *	360,305	22,180,376
		617,843,757

Consumer Services 4.0%
2U, Inc. *	309,911	3,254,066
Accel Entertainment, Inc. *	229,419	3,003,095
Adtalem Global Education, Inc. *	203,060	4,219,587
American Public Education, Inc. *	77,112	1,539,156

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bally's Corp. *	119,838	4,316,565
BJ's Restaurants, Inc. *	95,028	3,047,548
Bloomin' Brands, Inc. *	334,179	8,224,145
Boyd Gaming Corp. *	336,124	23,844,637
Brinker International, Inc. *	186,893	7,950,428
Carriage Services, Inc.	61,848	3,043,540
Choice Hotels International, Inc.	134,543	19,421,282
Churchill Downs, Inc.	141,262	34,025,778
Chuy's Holdings, Inc. *	80,776	2,633,298
Coursera, Inc. *	340,697	6,926,370
Cracker Barrel Old Country Store, Inc.	96,635	12,975,181
Dave & Buster's Entertainment, Inc. *	159,066	6,893,920
Denny's Corp. *	258,659	4,091,985
Dine Brands Global, Inc.	71,020	5,954,317
Duolingo, Inc. *(a)	23,442	2,022,810
Dutch Bros, Inc., Class A *(a)	98,134	4,731,040
El Pollo Loco Holdings, Inc. *	78,011	1,035,206
Everi Holdings, Inc. *	375,713	8,791,684
F45 Training Holdings, Inc. *(a)	85,455	1,314,298
First Watch Restaurant Group, Inc. *(a)	38,530	559,070
Frontdoor, Inc. *	347,002	10,427,410
GAN Ltd. *	164,455	1,096,915
Golden Entertainment, Inc. *	84,028	4,783,714
Golden Nugget Online Gaming, Inc. *	174,967	1,504,716
Graham Holdings Co., Class B	16,355	9,831,481
Grand Canyon Education, Inc. *	164,599	14,292,131
H&R Block, Inc.	720,605	17,878,210
Hilton Grand Vacations, Inc. *	363,633	18,858,007
Houghton Mifflin Harcourt Co. *	524,471	10,987,667
Hyatt Hotels Corp., Class A *	206,193	20,023,402
Jack in the Box, Inc.	89,295	7,703,480
Krispy Kreme, Inc. (a)	124,543	1,856,936
Laureate Education, Inc.	412,818	4,474,947
Life Time Group Holdings, Inc. *(a)	156,132	2,427,853
Lindblad Expeditions Holdings, Inc. *	124,802	2,212,740
Marriott Vacations Worldwide Corp.	174,909	28,102,629
Mister Car Wash, Inc. *	160,705	2,574,494
Monarch Casino & Resort, Inc. *	53,463	4,164,768
Noodles & Co. *	150,659	1,030,508
OneSpaWorld Holdings Ltd. *	238,458	2,465,656
Papa John's International, Inc.	132,681	14,172,984
Penn National Gaming, Inc. *	682,786	35,061,061
Perdoceo Education Corp. *	285,304	2,987,133
Planet Fitness, Inc., Class A *	342,354	28,973,419
Playa Hotels & Resorts N.V. *	542,902	5,130,424
Portillo's, Inc., Class A *(a)	82,140	2,058,428
PowerSchool Holdings, Inc., Class A *	168,756	2,657,907
Red Rock Resorts, Inc., Class A	217,844	10,953,196
Rover Group, Inc. *	306,520	1,750,229
Rush Street Interactive, Inc. *	215,472	2,225,826
Ruth's Hospitality Group, Inc.	129,490	3,212,647
Scientific Games Corp., Class A *	395,565	24,888,950
SeaWorld Entertainment, Inc. *	211,346	14,665,299
Shake Shack, Inc., Class A *	160,424	11,986,881
Six Flags Entertainment Corp. *	317,238	13,850,611
Strategic Education, Inc.	93,226	5,502,199
Stride, Inc. *	176,504	5,927,004
Terminix Global Holdings, Inc. *	496,432	21,128,146
Texas Roadhouse, Inc.	285,922	27,136,857
The Cheesecake Factory, Inc. *	200,710	8,588,381
The Wendy's Co.	724,228	16,468,945
Travel & Leisure Co.	354,573	19,873,817
Udemy, Inc. *(a)	61,648	813,137
Vivint Smart Home, Inc. *	162,590	1,169,022
Wingstop, Inc.	122,197	17,761,334
SECURITY	NUMBER OF SHARES	VALUE ($)
WW International, Inc. *	219,791	2,239,670
		641,700,177

Diversified Financials 4.6%
Affiliated Managers Group, Inc.	166,939	23,097,680
Alerus Financial Corp.	61,802	1,776,808
Apollo Commercial Real Estate Finance, Inc.	540,981	7,059,802
Arbor Realty Trust, Inc.	619,188	11,145,384
ARMOUR Residential REIT, Inc. (a)	366,188	2,977,108
Artisan Partners Asset Management, Inc., Class A	267,113	10,179,676
Assetmark Financial Holdings, Inc. *	77,922	1,830,388
B. Riley Financial, Inc.	65,280	3,887,424
Bakkt Holdings, Inc. *(a)	122,204	697,785
BGC Partners, Inc., Class A	1,331,467	6,098,119
Blackstone Mortgage Trust, Inc., Class A	686,749	21,824,883
Blucora, Inc. *	201,127	4,002,427
Blue Owl Capital, Inc.	1,363,822	17,047,775
Brightsphere Investment Group, Inc.	146,295	3,492,062
BrightSpire Capital, Inc.	381,075	3,376,324
Broadmark Realty Capital, Inc.	541,362	4,688,195
Cannae Holdings, Inc. *	342,645	9,200,018
Chimera Investment Corp.	972,727	11,838,088
Cohen & Steers, Inc.	102,968	8,367,180
Cowen, Inc., Class A	111,380	3,302,417
Curo Group Holdings Corp.	85,627	1,144,833
Diamond Hill Investment Group, Inc.	12,870	2,495,236
Donnelley Financial Solutions, Inc. *	119,001	3,819,932
Dynex Capital, Inc.	150,115	2,307,268
Ellington Financial, Inc.	222,902	3,938,678
Encore Capital Group, Inc. *	102,367	6,755,198
Enova International, Inc. *	148,638	6,059,971
Evercore, Inc., Class A	159,872	20,305,343
Federated Hermes, Inc.	397,577	12,988,841
FirstCash Holdings, Inc.	165,599	11,929,752
Focus Financial Partners, Inc., Class A *	210,169	10,516,857
Franklin BSP Realty Trust, Inc.	179,205	2,365,506
Granite Point Mortgage Trust, Inc.	219,512	2,462,925
Green Dot Corp., Class A *	225,744	6,467,566
Hamilton Lane, Inc., Class A	143,448	11,203,289
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	346,726	16,414,009
Houlihan Lokey, Inc.	209,593	21,558,736
Interactive Brokers Group, Inc., Class A	358,622	23,733,604
Invesco Mortgage Capital, Inc.	1,271,898	2,772,738
Jackson Financial, Inc., Class A	381,759	15,610,126
Janus Henderson Group plc	700,484	23,515,248
KKR Real Estate Finance Trust, Inc.	181,329	3,893,134
Ladder Capital Corp.	460,848	5,281,318
Lazard Ltd., Class A	462,212	15,983,291
LendingClub Corp. *	409,286	7,604,534
LendingTree, Inc. *	47,106	5,700,297
LPL Financial Holdings, Inc.	328,950	59,523,502
MFA Financial, Inc.	1,637,232	6,647,162
Moelis & Co., Class A	249,989	12,051,970
Moneylion, Inc. *	377,757	910,394
Navient Corp.	660,053	11,623,533
Nelnet, Inc., Class A	85,231	6,865,357
New Residential Investment Corp.	1,918,347	19,912,442
New York Mortgage Trust, Inc.	1,562,773	5,485,333
OneMain Holdings, Inc.	458,699	23,384,475
Open Lending Corp., Class A *	422,010	8,790,468

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Oportun Financial Corp. *	79,858	1,304,880
PennyMac Mortgage Investment Trust	399,900	6,238,440
Piper Sandler Cos.	57,834	8,560,010
PJT Partners, Inc., Class A	99,988	6,381,234
PRA Group, Inc. *	179,722	8,020,993
PROG Holdings, Inc. *	232,651	7,128,427
Ready Capital Corp.	241,884	3,591,977
Redwood Trust, Inc.	470,311	4,886,531
SLM Corp.	1,201,221	23,664,054
StepStone Group, Inc., Class A	198,953	6,869,847
Stifel Financial Corp.	427,157	31,396,039
StoneX Group, Inc. *	68,774	5,188,998
TPG RE Finance Trust, Inc.	241,859	2,863,611
Tradeweb Markets, Inc., Class A	431,479	36,451,346
Two Harbors Investment Corp.	1,411,749	7,143,450
Virtu Financial, Inc., Class A	350,167	12,283,858
Virtus Investment Partners, Inc.	29,241	7,035,969
WisdomTree Investments, Inc.	441,353	2,484,817
World Acceptance Corp. *	17,419	3,422,311
		742,829,201

Energy 4.6%
Antero Midstream Corp.	1,330,512	13,358,340
Antero Resources Corp. *	1,173,524	26,908,905
Arch Resources, Inc. (a)	63,043	7,525,443
Archaea Energy, Inc. *	109,925	2,016,024
Archrock, Inc.	547,794	4,574,080
Brigham Minerals, Inc., Class A	184,700	4,207,466
Bristow Group, Inc. *	94,635	3,136,204
Cactus, Inc., Class A	242,053	12,262,405
California Resources Corp.	335,403	13,828,666
Callon Petroleum Co. *	194,606	10,967,994
Centennial Resource Development, Inc., Class A *	761,521	6,686,154
ChampionX Corp. *	827,242	17,711,251
Chesapeake Energy Corp.	426,740	32,965,665
Civitas Resources, Inc.	295,831	14,930,591
Clean Energy Fuels Corp. *	692,044	5,031,160
CNX Resources Corp. *	867,966	14,182,564
Comstock Resources, Inc. *	370,804	3,077,673
CONSOL Energy, Inc. *	131,270	4,035,240
Core Laboratories N.V.	189,010	5,209,116
CVR Energy, Inc.	120,372	2,093,269
Delek US Holdings, Inc. *	305,955	5,271,605
Denbury, Inc. *	205,716	14,947,325
DMC Global, Inc. *	78,123	2,296,816
Dril-Quip, Inc. *	143,750	4,145,750
DTE Midstream LLC *	396,723	21,065,991
EQT Corp.	1,240,947	28,715,514
Equitrans Midstream Corp.	1,664,400	10,668,804
Expro Group Holdings N.V. *	120,536	1,939,424
Green Plains, Inc. *	220,866	7,231,153
Gulfport Energy Corp. *	46,961	3,239,370
Helix Energy Solutions Group, Inc. *	585,397	2,370,858
Helmerich & Payne, Inc.	442,259	16,023,044
HollyFrontier Corp. *	612,927	18,663,627
International Seaways, Inc.	173,512	3,173,534
Kosmos Energy Ltd. *	1,864,333	9,060,658
Laredo Petroleum, Inc. *	58,514	4,479,832
Liberty Oilfield Services, Inc., Class A *	429,429	5,359,274
Magnolia Oil & Gas Corp., Class A	603,535	13,489,007
Matador Resources Co.	452,493	22,443,653
Murphy Oil Corp.	595,935	20,661,066
Nabors Industries Ltd. *	32,382	4,065,236
New Fortress Energy, Inc.	170,882	4,714,634
NexTier Oilfield Solutions, Inc. *	670,137	5,334,291
Northern Oil and Gas, Inc.	265,209	6,651,442
SECURITY	NUMBER OF SHARES	VALUE ($)
NOV, Inc.	1,601,397	27,463,959
Oasis Petroleum, Inc.	76,143	10,089,709
Oceaneering International, Inc. *	407,474	5,965,419
Ovintiv, Inc.	1,069,537	49,038,271
Par Pacific Holdings, Inc. *	190,835	2,595,356
Patterson-UTI Energy, Inc.	883,060	12,742,556
PBF Energy, Inc., Class A *	391,240	6,502,409
PDC Energy, Inc.	400,259	25,824,711
Peabody Energy Corp. *	385,731	6,688,576
ProPetro Holding Corp. *	348,085	4,445,045
Range Resources Corp. *	1,024,196	23,505,298
Renewable Energy Group, Inc. *	206,669	12,710,143
RPC, Inc. *	293,702	2,575,767
SM Energy Co.	498,623	17,706,103
Southwestern Energy Co. *	4,158,700	20,751,913
Talos Energy, Inc. *	168,880	2,653,105
TechnipFMC plc *	1,736,974	11,898,272
Tellurian, Inc. *	1,606,363	6,120,243
Transocean Ltd. *	2,480,168	8,779,795
US Silica Holdings, Inc. *	304,433	4,402,101
Valaris Ltd. *	268,656	10,945,045
Whiting Petroleum Corp.	160,365	11,842,955
World Fuel Services Corp.	260,661	7,387,133
		733,354,002

Food & Staples Retailing 1.0%
BJ's Wholesale Club Holdings, Inc. *	560,891	35,263,217
Casey's General Stores, Inc.	152,278	28,640,446
Grocery Outlet Holding Corp. *	358,566	9,971,720
Ingles Markets, Inc., Class A	58,216	4,786,519
Performance Food Group Co. *	632,828	35,463,681
PriceSmart, Inc.	98,979	7,197,753
Rite Aid Corp. *	227,579	2,084,624
SpartanNash Co.	146,677	4,127,491
Sprouts Farmers Market, Inc. *	461,086	13,131,729
The Andersons, Inc.	127,740	5,824,944
The Chefs' Warehouse, Inc. *	134,775	4,427,359
United Natural Foods, Inc. *	231,094	9,296,912
Weis Markets, Inc.	66,879	4,124,428
		164,340,823

Food, Beverage & Tobacco 1.5%
AppHarvest, Inc. *(a)	252,484	964,489
B&G Foods, Inc. (a)	266,939	7,901,394
Benson Hill, Inc. *(a)	551,841	1,782,446
Calavo Growers, Inc.	73,641	3,143,734
Cal-Maine Foods, Inc.	152,877	6,767,865
Celsius Holdings, Inc. *	157,799	10,081,778
Coca-Cola Consolidated, Inc.	19,034	9,458,566
Flowers Foods, Inc.	816,905	22,391,366
Fresh Del Monte Produce, Inc.	135,821	3,515,047
Freshpet, Inc. *	178,031	16,953,892
Hostess Brands, Inc. *	567,632	12,226,793
Ingredion, Inc.	273,202	24,243,946
J&J Snack Foods Corp.	60,977	9,983,154
John B Sanfilippo & Son, Inc.	35,979	2,861,050
Lancaster Colony Corp.	81,401	13,692,462
MGP Ingredients, Inc.	51,793	4,123,241
Mission Produce, Inc. *	149,804	1,944,456
National Beverage Corp.	95,151	4,187,596
Pilgrim's Pride Corp. *	199,016	4,692,797
Sanderson Farms, Inc.	87,046	15,545,545
Seaboard Corp.	1,051	4,056,314
Simply Good Foods Co. *	345,589	13,695,692
Sovos Brands, Inc. *	98,724	1,198,509
Tattooed Chef, Inc. *(a)	188,321	2,286,217

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
The Duckhorn Portfolio, Inc. *	129,373	2,538,298
The Hain Celestial Group, Inc. *	380,400	13,831,344
Tootsie Roll Industries, Inc.	70,592	2,382,480
TreeHouse Foods, Inc. *	228,838	8,981,892
Turning Point Brands, Inc.	60,255	2,019,748
Universal Corp.	100,459	5,435,837
Utz Brands, Inc.	256,085	3,905,296
Vector Group Ltd.	534,220	5,988,606
Vita Coco Co., Inc. *(a)	47,500	550,525
Vital Farms, Inc. *	97,200	1,385,100
		244,717,475

Health Care Equipment & Services 6.6%
1Life Healthcare, Inc. *	698,410	7,549,812
Acadia Healthcare Co., Inc. *	368,472	20,896,047
Accolade, Inc. *	238,168	4,282,261
AdaptHealth Corp. *	396,205	6,905,853
Addus HomeCare Corp. *	64,997	5,527,345
Agiliti, Inc. *	112,893	2,033,203
Alignment Healthcare, Inc. *	115,847	977,749
Allscripts Healthcare Solutions, Inc. *	503,960	9,807,062
Amedisys, Inc. *	133,695	21,423,287
American Well Corp., Class A *	798,319	3,376,889
AMN Healthcare Services, Inc. *	194,223	20,614,829
AngioDynamics, Inc. *	157,722	3,711,199
Apollo Medical Holdings, Inc. *	154,945	7,455,953
Apria, Inc. *	30,415	1,135,696
Artivion, Inc. *	163,884	3,203,932
AtriCure, Inc. *	188,701	13,105,284
Atrion Corp.	5,718	4,091,000
Avanos Medical, Inc. *	198,486	7,024,420
Aveanna Healthcare Holdings, Inc. *	159,569	837,737
AxoGen, Inc. *	176,673	1,650,126
Axonics, Inc. *	190,116	10,790,984
BioLife Solutions, Inc. *	119,504	2,808,344
Bioventus, Inc., Class A *	86,725	1,127,425
Brookdale Senior Living, Inc. *	765,647	5,267,651
Butterfly Network, Inc. *(a)	533,261	2,746,294
Cano Health, Inc. *	736,116	3,584,885
Cardiovascular Systems, Inc. *	168,345	3,545,346
Castle Biosciences, Inc. *	95,994	4,155,580
Certara, Inc. *	426,894	10,817,494
Cerus Corp. *	702,980	4,126,493
Change Healthcare, Inc. *	1,034,434	22,157,576
Clover Health Investments Corp. *(a)	1,105,923	3,008,111
Community Health Systems, Inc. *	506,821	5,326,689
Computer Programs & Systems, Inc. *	60,355	1,857,727
CONMED Corp.	119,971	17,534,961
CorVel Corp. *	38,825	6,175,505
Covetrus, Inc. *	426,204	7,552,335
CryoPort, Inc. *	190,940	6,554,970
Definitive Healthcare Corp. *	109,197	2,524,635
DocGo, Inc. *(a)	310,022	2,216,657
Doximity, Inc., Class A *	199,728	12,253,313
Eargo, Inc. *(a)	94,122	452,727
Envista Holdings Corp. *	662,450	31,797,600
Evolent Health, Inc., Class A *	334,148	8,905,044
Figs, Inc., Class A *	149,031	2,448,579
Fulgent Genetics, Inc. *	79,131	4,929,861
Glaukos Corp. *	193,209	10,686,390
Globus Medical, Inc., Class A *	323,774	22,767,788
GoodRx Holdings, Inc., Class A *	264,901	7,258,287
Haemonetics Corp. *	209,595	12,095,727
Hanger, Inc. *	149,888	2,715,971
Health Catalyst, Inc. *	212,458	5,761,861
HealthEquity, Inc. *	342,784	18,410,929
HealthStream, Inc. *	104,188	2,134,812
SECURITY	NUMBER OF SHARES	VALUE ($)
Heska Corp. *	44,314	6,292,588
Hims & Hers Health, Inc. *	501,765	2,619,213
ICU Medical, Inc. *	81,777	19,359,069
Inari Medical, Inc. *	131,775	11,593,565
Innovage Holding Corp. *(a)	72,693	358,376
Inogen, Inc. *	83,372	2,908,849
Inspire Medical Systems, Inc. *	112,152	27,371,817
Integer Holdings Corp. *	135,349	11,351,721
Integra LifeSciences Holdings Corp. *	298,560	20,021,434
Intersect ENT, Inc. *	136,486	3,712,419
Invitae Corp. *	855,812	9,234,211
iRhythm Technologies, Inc. *	120,831	15,619,823
Lantheus Holdings, Inc. *	279,200	13,351,344
LeMaitre Vascular, Inc.	78,360	3,719,749
LHC Group, Inc. *	130,038	17,707,274
LifeStance Health Group, Inc. *(a)	168,190	1,586,032
LivaNova plc *	218,164	17,195,686
MEDNAX, Inc. *	354,681	8,324,363
Meridian Bioscience, Inc. *	178,716	4,521,515
Merit Medical Systems, Inc. *	208,219	13,540,482
Mesa Laboratories, Inc.	21,309	5,440,827
ModivCare, Inc. *	50,950	6,012,100
Multiplan Corp. *	989,935	3,722,156
National HealthCare Corp.	55,335	3,597,882
National Research Corp.	56,832	2,260,777
Natus Medical, Inc. *	141,236	3,929,186
Neogen Corp. *	440,606	15,729,634
Nevro Corp. *	143,088	10,259,410
NextGen Healthcare, Inc. *	237,779	4,643,824
NuVasive, Inc. *	212,163	11,482,262
Omnicell, Inc. *	180,336	23,313,838
Option Care Health, Inc. *	568,392	14,607,674
OraSure Technologies, Inc. *	301,598	2,352,464
Ortho Clinical Diagnostics Holdings plc *	466,629	8,254,667
Orthofix Medical, Inc. *	81,216	2,759,720
OrthoPediatrics Corp. *	56,938	3,191,375
Outset Medical, Inc. *	168,830	7,423,455
Owens & Minor, Inc.	309,956	13,684,557
Paragon 28, Inc. *(a)	31,116	507,191
Patterson Cos., Inc.	355,252	10,622,035
PetIQ, Inc. *	110,155	2,185,475
Phreesia, Inc. *	209,205	6,441,422
Premier, Inc., Class A	499,481	17,951,347
Privia Health Group, Inc. *	109,721	2,824,219
PROCEPT BioRobotics Corp. *(a)	28,335	707,808
Progyny, Inc. *	285,843	11,250,780
Pulmonx Corp. *	143,120	3,758,331
Quidel Corp. *	155,445	16,444,527
R1 RCM, Inc. *	546,125	14,849,139
RadNet, Inc. *	183,505	4,527,068
Schrodinger, Inc. *	191,491	6,656,227
SeaSpine Holdings Corp. *	135,146	1,712,300
Select Medical Holdings Corp.	434,377	10,055,828
Sema4 Holdings Corp. *	509,576	1,778,420
Semler Scientific, Inc. *	19,768	1,443,064
Senseonics Holdings, Inc. *	1,674,568	3,014,222
Sharecare, Inc. *	1,178,874	3,595,566
Shockwave Medical, Inc. *	144,702	25,645,535
SI-BONE, Inc. *	111,837	2,467,124
Sight Sciences, Inc. *	42,719	743,738
Signify Health, Inc., Class A *	97,079	1,363,960
Silk Road Medical, Inc. *	142,341	5,285,121
Simulations Plus, Inc.	64,070	2,523,717
SmileDirectClub, Inc. *(a)	431,742	945,515
STAAR Surgical Co. *	195,242	15,486,595
Surgery Partners, Inc. *	145,603	7,610,669
Surmodics, Inc. *	57,828	2,595,321

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tabula Rasa HealthCare, Inc. *	98,227	559,894
Tactile Systems Technology, Inc. *	81,541	1,660,175
Tandem Diabetes Care, Inc. *	260,858	29,380,437
Tenet Healthcare Corp. *	439,800	37,818,402
The Ensign Group, Inc.	215,184	18,084,063
The Joint Corp. *	58,803	2,410,923
The Pennant Group, Inc. *	111,063	1,804,774
Tivity Health, Inc. *	180,699	4,929,469
TransMedics Group, Inc. *	114,154	2,114,132
Treace Medical Concepts, Inc. *	47,948	1,032,800
US Physical Therapy, Inc.	52,644	4,841,669
Vapotherm, Inc. *	94,359	1,433,313
Varex Imaging Corp. *	160,843	3,802,329
Vicarious Surgical, Inc. *(a)	144,673	892,632
ViewRay, Inc. *	578,069	2,404,767
		1,063,325,616

Household & Personal Products 0.8%
BellRing Brands, Inc., Class A *	155,299	3,970,995
Central Garden & Pet Co. *	39,601	1,874,711
Central Garden & Pet Co., Class A *	165,568	7,291,615
Coty, Inc., Class A *	1,378,022	12,636,462
Edgewell Personal Care Co.	222,892	7,952,787
elf Beauty, Inc. *	195,366	5,163,523
Energizer Holdings, Inc.	258,043	8,616,056
Herbalife Nutrition Ltd. *	404,906	14,406,555
Inter Parfums, Inc.	73,312	6,809,219
Medifast, Inc.	47,581	8,850,066
Nu Skin Enterprises, Inc., Class A	204,252	9,475,250
Revlon, Inc., Class A *	30,030	290,991
Spectrum Brands Holdings, Inc.	174,439	16,184,450
The Beauty Health Co. *	394,099	7,637,639
The Honest Co., Inc. *	108,017	624,338
USANA Health Sciences, Inc. *	47,580	4,187,516
WD-40 Co.	56,163	11,900,378
		127,872,551

Insurance 2.5%
Ambac Financial Group, Inc. *	188,956	2,424,306
American Equity Investment Life Holding Co.	338,257	12,748,906
American National Group, Inc.	52,919	10,003,279
AMERISAFE, Inc.	78,997	3,720,759
Argo Group International Holdings Ltd.	143,681	6,059,028
Assured Guaranty Ltd.	286,631	17,762,523
Axis Capital Holdings Ltd.	316,455	17,284,772
Brighthouse Financial, Inc. *	327,396	17,109,715
BRP Group, Inc., Class A *	221,566	6,152,888
CNO Financial Group, Inc.	505,432	12,216,291
eHealth, Inc. *	97,848	1,520,558
Employers Holdings, Inc.	114,057	4,432,255
Enstar Group Ltd. *	50,983	14,531,685
First American Financial Corp.	450,787	30,220,761
Genworth Financial, Inc., Class A *	2,091,096	8,489,850
Goosehead Insurance, Inc., Class A	81,217	7,064,255
Hippo Holdings, Inc. *	1,512,224	2,933,715
Horace Mann Educators Corp.	170,757	7,101,784
James River Group Holdings Ltd.	152,150	4,047,190
Kemper Corp.	245,644	13,127,215
Kinsale Capital Group, Inc.	88,164	18,493,281
Lemonade, Inc. *(a)	155,714	3,962,921
MBIA, Inc. *	194,665	2,968,641
Mercury General Corp.	109,590	6,027,450
MetroMile, Inc. *	292,975	375,008
SECURITY	NUMBER OF SHARES	VALUE ($)
National Western Life Group, Inc., Class A	9,234	1,970,074
Oscar Health, Inc., Class A *	158,091	1,152,483
Palomar Holdings, Inc. *	99,667	6,421,545
Primerica, Inc.	162,215	21,070,106
ProAssurance Corp.	220,232	5,307,591
RLI Corp.	163,230	16,567,845
Root, Inc., Class A *(a)	405,194	733,401
Ryan Specialty Group Holdings, Inc., Class A *	238,130	9,539,488
Safety Insurance Group, Inc.	58,735	4,900,848
Selective Insurance Group, Inc.	246,454	20,502,508
Selectquote, Inc. *	508,514	1,581,479
SiriusPoint Ltd. *	355,220	2,625,076
State Auto Financial Corp.	73,035	3,798,550
Stewart Information Services Corp.	110,655	7,511,261
The Hanover Insurance Group, Inc.	145,844	20,346,696
Trupanion, Inc. *	140,683	12,609,417
United Fire Group, Inc.	89,182	2,462,315
Unum Group	838,132	23,400,645
White Mountains Insurance Group Ltd.	12,256	12,871,251
		406,151,615

Materials 4.8%
AdvanSix, Inc.	114,771	4,597,726
Alcoa Corp.	767,694	57,838,066
Allegheny Technologies, Inc. *	521,850	13,432,419
Amyris, Inc. *(a)	792,401	3,613,349
Arconic Corp. *	437,174	13,421,242
Ashland Global Holdings, Inc.	232,001	21,409,052
Avient Corp.	374,922	19,642,164
Balchem Corp.	132,617	18,346,236
Cabot Corp.	233,120	17,055,059
Carpenter Technology Corp.	198,284	7,612,123
Century Aluminum Co. *	209,749	4,954,271
Chase Corp.	30,971	2,844,067
Clearwater Paper Corp. *	67,617	1,949,398
Coeur Mining, Inc. *	1,048,842	4,510,021
Commercial Metals Co.	494,632	19,068,064
Compass Minerals International, Inc.	140,327	8,225,969
Danimer Scientific, Inc. *(a)	347,975	1,384,941
Diversey Holdings Ltd. *	194,184	1,858,341
Eagle Materials, Inc.	166,985	22,848,558
Ecovyst, Inc.	220,480	2,409,846
Element Solutions, Inc.	892,657	21,941,509
Ferro Corp. *	341,477	7,420,295
Forterra, Inc. *	125,052	2,946,225
Gatos Silver, Inc. *	189,307	637,965
GCP Applied Technologies, Inc. *	221,476	6,994,212
Glatfelter Corp.	181,768	2,497,492
Graphic Packaging Holding Co.	1,158,085	23,833,389
Greif, Inc., Class A	108,968	6,264,570
Greif, Inc., Class B	24,407	1,389,246
H.B. Fuller Co.	215,564	14,738,111
Hawkins, Inc.	76,517	3,463,159
Hecla Mining Co.	2,213,961	12,752,415
Huntsman Corp.	850,200	34,382,088
Ingevity Corp. *	161,005	10,985,371
Innospec, Inc.	101,080	9,653,140
Kaiser Aluminum Corp.	65,507	6,321,425
Koppers Holdings, Inc. *	86,917	2,488,434
Kraton Corp. *	132,886	6,132,689
Kronos Worldwide, Inc.	90,610	1,334,685
Livent Corp. *	663,414	15,623,400
Louisiana-Pacific Corp.	361,312	25,996,398
Materion Corp.	84,372	7,049,281

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
McEwen Mining, Inc. *	1,554,207	1,231,087
Mercer International, Inc.	166,246	2,222,709
Minerals Technologies, Inc.	136,508	9,554,195
MP Materials Corp. *	306,632	13,988,552
Myers Industries, Inc.	150,996	2,509,554
Neenah, Inc.	68,420	2,664,959
NewMarket Corp.	28,317	8,998,010
O-I Glass, Inc. *	645,901	8,254,615
Olin Corp.	589,378	30,358,861
Orion Engineered Carbons S.A.	247,446	3,845,311
Pactiv Evergreen, Inc.	173,102	1,665,241
Piedmont Lithium, Inc. *(a)	64,614	3,395,466
PureCycle Technologies, Inc. *(a)	318,496	2,216,732
Quaker Chemical Corp.	55,008	10,210,035
Ranpak Holdings Corp. *	163,302	3,951,908
Resolute Forest Products, Inc.	198,324	2,473,100
Schnitzer Steel Industries, Inc., Class A	104,826	5,099,785
Schweitzer-Mauduit International, Inc.	128,389	4,008,305
Sensient Technologies Corp.	172,386	14,158,062
Silgan Holdings, Inc.	344,659	14,434,319
Stepan Co.	87,306	9,046,648
Summit Materials, Inc., Class A *	486,144	15,177,416
SunCoke Energy, Inc.	339,052	2,688,682
Sylvamo Corp. *	143,925	5,022,982
The Chemours Co.	667,772	18,430,507
TimkenSteel Corp. *	167,866	3,026,624
TriMas Corp.	174,936	5,687,169
Trinseo plc	160,359	8,332,254
Tronox Holdings plc, Class A	466,684	9,473,685
United States Lime & Minerals, Inc.	8,552	1,005,117
United States Steel Corp.	1,109,391	30,186,529
Valhi, Inc.	9,441	240,462
Valvoline, Inc.	742,210	23,995,649
Verso Corp., Class A	99,651	2,641,748
Warrior Met Coal, Inc.	209,784	6,608,196
Worthington Industries, Inc.	131,995	7,526,355
Zymergen, Inc. *	66,225	253,642
		766,450,882

Media & Entertainment 2.6%
Advantage Solutions, Inc. *	402,873	3,170,611
AMC Networks, Inc., Class A *	119,223	4,941,793
Angi, Inc. *	305,050	2,101,794
Bumble, Inc., Class A *	298,253	7,644,224
Cardlytics, Inc. *	136,465	7,914,970
Cargurus, Inc. *	359,549	17,420,149
Cars.com, Inc. *	265,051	4,288,525
Cinemark Holdings, Inc. *	438,672	7,694,307
Clear Channel Outdoor Holdings, Inc. *	1,936,531	7,242,626
Eventbrite, Inc., Class A *	315,686	4,770,015
fuboTV, Inc. *(a)	591,017	5,053,195
Gannett Co., Inc. *	580,786	2,880,699
Gray Television, Inc.	367,217	8,603,894
iHeartMedia, Inc., Class A *	448,834	9,627,489
Integral Ad Science Holding Corp. *	63,274	1,183,857
John Wiley & Sons, Inc., Class A	182,329	9,172,972
Liberty Media Corp. - Liberty Braves, Class A *	42,813	1,097,297
Liberty Media Corp. - Liberty Braves, Class C *	153,218	3,784,485
Lions Gate Entertainment Corp., Class A *	252,521	3,878,723
SECURITY	NUMBER OF SHARES	VALUE ($)
Lions Gate Entertainment Corp., Class B *	499,539	7,118,431
Loyalty Ventures, Inc. *	82,408	1,977,792
Madison Square Garden Entertainment Corp. *	104,583	8,195,124
Madison Square Garden Sports Corp. *	70,173	12,139,929
Magnite, Inc. *	471,300	6,871,554
MediaAlpha, Inc., Class A *	86,466	1,241,652
NerdWallet, Inc., Class A *(a)	30,541	349,694
Nexstar Media Group, Inc., Class A	167,873	31,064,899
Nextdoor Holdings, Inc. *(a)	270,443	1,695,678
QuinStreet, Inc. *	204,071	2,295,799
Scholastic Corp.	124,295	5,230,334
Sinclair Broadcast Group, Inc., Class A	200,295	6,008,850
Skillz, Inc. *(a)	1,068,950	3,324,434
Society Pass, Inc. *	12,972	33,857
TechTarget, Inc. *	106,491	8,346,765
TEGNA, Inc.	907,965	20,810,558
The E.W. Scripps Co., Class A *	233,431	5,196,174
The New York Times Co., Class A	685,799	30,168,298
TripAdvisor, Inc. *	406,039	10,329,632
Vimeo, Inc. *	639,483	8,306,884
Warner Music Group Corp., Class A	451,820	16,364,920
WideOpenWest, Inc. *	213,411	3,625,853
World Wrestling Entertainment, Inc., Class A	183,725	10,887,543
Yelp, Inc. *	281,531	9,541,086
Ziff Davis, Inc. *	198,191	19,938,015
ZipRecruiter, Inc., Class A *	47,879	956,622
ZoomInfo Technologies, Inc., Class A *	1,241,634	67,904,963
		412,396,965

Pharmaceuticals, Biotechnology & Life Sciences 7.0%
2seventy bio, Inc. *	94,874	1,407,930
4D Molecular Therapeutics, Inc. *	100,770	1,380,549
Absci Corp. *(a)	53,085	497,406
ACADIA Pharmaceuticals, Inc. *	482,513	12,260,655
Adagio Therapeutics, Inc. *(a)	76,985	515,030
Adaptive Biotechnologies Corp. *	445,541	6,429,157
Aerie Pharmaceuticals, Inc. *	195,228	1,620,392
Agenus, Inc. *	963,763	2,602,160
Agios Pharmaceuticals, Inc. *	223,991	6,972,840
Akero Therapeutics, Inc. *	96,743	1,715,253
Akoya Biosciences, Inc. *	26,192	290,207
Alector, Inc. *	238,713	3,781,214
Aligos Therapeutics, Inc. *	76,538	185,222
Alkermes plc *	663,385	16,491,751
Allakos, Inc. *	144,024	805,094
Allogene Therapeutics, Inc. *	302,266	2,765,734
Allovir, Inc. *	120,965	1,088,685
ALX Oncology Holdings, Inc. *	84,910	1,538,569
Amicus Therapeutics, Inc. *	1,030,485	8,388,148
Amneal Pharmaceuticals, Inc. *	407,145	1,844,367
Amphastar Pharmaceuticals, Inc. *	150,178	4,161,432
AnaptysBio, Inc. *	79,273	2,423,376
Anavex Life Sciences Corp. *	308,887	3,385,402
Anika Therapeutics, Inc. *	59,924	1,947,530
Annexon, Inc. *	105,598	512,678
Antares Pharma, Inc. *	693,458	2,427,103
Apellis Pharmaceuticals, Inc. *	331,045	14,079,344
Applied Molecular Transport, Inc. *	66,589	437,490
Arcturus Therapeutics Holdings, Inc. *	89,253	2,139,394
Arcus Biosciences, Inc. *	188,042	6,995,162
Arcutis Biotherapeutics, Inc. *	114,084	2,030,695

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Arena Pharmaceuticals, Inc. *	251,435	23,878,782
Arrowhead Pharmaceuticals, Inc. *	428,735	18,864,340
Arvinas, Inc. *	177,219	11,485,563
Atara Biotherapeutics, Inc. *	365,529	4,697,048
Atea Pharmaceuticals, Inc. *	220,042	1,395,066
Avid Bioservices, Inc. *	250,335	5,126,861
Avidity Biosciences, Inc. *	178,279	3,023,612
Axsome Therapeutics, Inc. *	121,416	3,413,004
Beam Therapeutics, Inc. *	184,612	14,464,350
Berkeley Lights, Inc. *	169,720	1,301,752
BioAtla, Inc. *	71,566	463,748
BioCryst Pharmaceuticals, Inc. *	737,734	12,253,762
Biohaven Pharmaceutical Holding Co., Ltd. *	239,102	28,383,798
Bionano Genomics, Inc. *(a)	1,180,360	2,525,970
Bioxcel Therapeutics, Inc. *	77,873	1,425,855
Blueprint Medicines Corp. *	241,910	14,647,650
Bridgebio Pharma, Inc. *	438,428	3,419,738
C4 Therapeutics, Inc. *	150,739	3,381,076
Cara Therapeutics, Inc. *	171,739	1,780,933
CareDx, Inc. *	216,759	8,319,210
Caribou Biosciences, Inc. *(a)	83,376	832,092
Cassava Sciences, Inc. *(a)	154,538	6,569,410
Catalyst Pharmaceuticals, Inc. *	399,776	3,118,253
Celldex Therapeutics, Inc. *	192,372	5,751,923
Century Therapeutics, Inc. *(a)	42,802	603,508
Cerevel Therapeutics Holdings, Inc. *	228,635	6,051,968
ChemoCentryx, Inc. *	201,755	6,121,247
Chimerix, Inc. *	288,521	1,627,258
Clene, Inc. *(a)	84,607	261,436
Clovis Oncology, Inc. *(a)	529,422	1,090,609
Codexis, Inc. *	240,925	4,801,635
Coherus Biosciences, Inc. *	259,924	3,064,504
Collegium Pharmaceutical, Inc. *	141,084	2,746,905
Corcept Therapeutics, Inc. *	390,663	8,707,878
Cortexyme, Inc. *(a)	69,761	303,460
Crinetics Pharmaceuticals, Inc. *	158,781	3,178,796
Cullinan Oncology, Inc. *	98,620	1,414,211
Cytek Biosciences, Inc. *	59,189	807,338
Cytokinetics, Inc. *	344,141	12,155,060
Day One Biopharmaceuticals, Inc. *(a)	43,246	590,740
Deciphera Pharmaceuticals, Inc. *	173,590	1,338,379
Denali Therapeutics, Inc. *	380,738	12,396,829
Design Therapeutics, Inc. *	50,421	684,213
DICE Therapeutics, Inc. *(a)	51,413	950,626
Dynavax Technologies Corp. *	455,269	5,581,598
Dyne Therapeutics, Inc. *	101,474	869,632
Eagle Pharmaceuticals, Inc. *	46,245	2,191,551
Edgewise Therapeutics, Inc. *(a)	46,688	550,452
Editas Medicine, Inc. *	279,057	4,777,456
Emergent BioSolutions, Inc. *	196,474	8,130,094
Enanta Pharmaceuticals, Inc. *	74,265	5,229,741
Endo International plc *	953,671	2,965,917
Entrada Therapeutics, Inc. *(a)	36,467	442,345
Epizyme, Inc. *	366,550	546,160
Erasca, Inc. *(a)	80,197	994,443
Evelo Biosciences, Inc. *(a)	112,279	350,872
Exelixis, Inc. *	1,298,956	26,667,567
Fate Therapeutics, Inc. *	332,870	11,500,659
FibroGen, Inc. *	355,908	5,007,626
Finch Therapeutics Group, Inc. *	33,495	280,353
Forma Therapeutics Holdings, Inc. *	128,941	1,271,358
G1 Therapeutics, Inc. *(a)	144,657	1,534,811
Generation Bio Co. *	186,476	954,757
Global Blood Therapeutics, Inc. *	241,469	7,292,364
Gossamer Bio, Inc. *	213,404	1,927,038
Halozyme Therapeutics, Inc. *	576,756	20,457,535
Harmony Biosciences Holdings, Inc. *	94,613	3,780,735
SECURITY	NUMBER OF SHARES	VALUE ($)
Heron Therapeutics, Inc. *	415,653	2,951,136
Humacyte, Inc. *(a)	243,409	1,467,756
Humanigen, Inc. *(a)	197,577	401,081
IGM Biosciences, Inc. *	32,700	545,436
ImmunityBio, Inc. *(a)	278,428	1,904,448
ImmunoGen, Inc. *	752,238	4,242,622
Immunovant, Inc. *	171,119	954,844
Inhibrx, Inc. *	83,440	1,793,960
Innoviva, Inc. *	255,182	4,902,046
Inovio Pharmaceuticals, Inc. *(a)	858,376	2,781,138
Insmed, Inc. *	486,204	11,620,276
Instil Bio, Inc. *	69,099	741,432
Intellia Therapeutics, Inc. *	284,102	28,083,483
Intra-Cellular Therapies, Inc. *	343,979	19,083,955
Ionis Pharmaceuticals, Inc. *	579,074	19,329,490
Iovance Biotherapeutics, Inc. *	561,247	8,794,740
Ironwood Pharmaceuticals, Inc. *	674,093	7,253,241
iTeos Therapeutics, Inc. *	81,796	2,955,289
Karuna Therapeutics, Inc. *	90,064	9,456,720
Keros Therapeutics, Inc. *	53,810	2,889,597
Kinnate Biopharma, Inc. *	66,381	516,444
Kodiak Sciences, Inc. *	138,036	1,192,631
Kronos Bio, Inc. *	168,846	1,271,410
Krystal Biotech, Inc. *	84,447	5,366,607
Kura Oncology, Inc. *	271,342	4,306,198
Kymera Therapeutics, Inc. *	146,257	5,815,178
Lexicon Pharmaceuticals, Inc. *	280,482	580,598
Ligand Pharmaceuticals, Inc. *	68,703	6,954,118
Lyell Immunopharma, Inc. *(a)	99,965	723,747
MacroGenics, Inc. *	224,837	2,102,226
Madrigal Pharmaceuticals, Inc. *	50,928	4,728,665
MannKind Corp. *	1,025,090	2,685,736
Maravai LifeSciences Holdings, Inc., Class A *	447,323	17,476,910
Medpace Holdings, Inc. *	118,188	18,079,218
Mersana Therapeutics, Inc. *	277,772	1,219,419
MiMedx Group, Inc. *	337,632	1,705,042
Mirati Therapeutics, Inc. *	203,111	17,932,670
Monte Rosa Therapeutics, Inc. *(a)	50,331	721,747
Morphic Holding, Inc. *	107,516	4,285,588
Myovant Sciences Ltd. *	177,957	2,388,183
Myriad Genetics, Inc. *	327,831	7,992,520
NanoString Technologies, Inc. *	188,118	6,670,664
Natera, Inc. *	361,725	23,783,419
Nektar Therapeutics *	759,161	7,773,809
NeoGenomics, Inc. *	505,197	10,816,268
NGM Biopharmaceuticals, Inc. *	153,144	2,275,720
Nkarta, Inc. *(a)	56,865	515,197
Nurix Therapeutics, Inc. *	163,734	2,647,579
Nuvation Bio, Inc. *	470,898	2,382,744
Ocugen, Inc. *(a)	812,881	2,861,341
Olema Pharmaceuticals, Inc. *	123,111	576,159
Omeros Corp. *(a)	257,387	1,853,186
OPKO Health, Inc. *	1,667,994	5,220,821
Organogenesis Holdings, Inc. *	260,866	1,940,843
ORIC Pharmaceuticals, Inc. *	129,764	1,006,969
Pacific Biosciences of California, Inc. *	905,104	10,788,840
Pacira BioSciences, Inc. *	182,832	12,193,066
Passage Bio, Inc. *	145,041	481,536
Perrigo Co., plc	548,189	19,471,673
Personalis, Inc. *	146,509	1,538,345
Phathom Pharmaceuticals, Inc. *	64,521	1,169,766
Phibro Animal Health Corp., Class A	83,928	1,787,666
Pliant Therapeutics, Inc. *	90,312	810,099
PMV Pharmaceuticals, Inc. *	111,365	1,764,022
Poseida Therapeutics, Inc. *	123,067	449,195
Praxis Precision Medicines, Inc. *	147,016	1,925,910
Precigen, Inc. *	392,454	883,022

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Precision BioSciences, Inc. *	202,985	862,686
Prelude Therapeutics, Inc. *(a)	52,295	461,765
Prestige Consumer Healthcare, Inc. *	205,828	12,252,941
Prometheus Biosciences, Inc. *	43,224	1,881,973
Protagonist Therapeutics, Inc. *	183,024	4,443,823
Prothena Corp. plc *	146,337	5,063,260
PTC Therapeutics, Inc. *	290,565	10,204,643
Quanterix Corp. *	137,591	4,642,320
Radius Health, Inc. *	194,874	1,621,352
RAPT Therapeutics, Inc. *	80,104	1,602,080
Reata Pharmaceuticals, Inc., Class A *	111,638	3,655,028
Recursion Pharmaceuticals, Inc., Class A *	104,949	1,149,192
REGENXBIO, Inc. *	153,445	4,021,793
Relay Therapeutics, Inc. *	317,065	7,644,437
Replimune Group, Inc. *	120,405	1,931,296
Revance Therapeutics, Inc. *	269,389	3,655,609
REVOLUTION Medicines, Inc. *	255,390	4,831,979
Rhythm Pharmaceuticals, Inc. *	161,136	1,227,856
Rocket Pharmaceuticals, Inc. *	183,629	3,270,432
Roivant Sciences Ltd. *(a)	390,871	2,458,579
Rubius Therapeutics, Inc. *	170,438	850,486
Sage Therapeutics, Inc. *	212,793	7,739,281
Sana Biotechnology, Inc. *	338,992	2,189,888
Sangamo Therapeutics, Inc. *	492,896	2,883,442
Scholar Rock Holding Corp. *	109,693	1,908,658
Science 37 Holdings, Inc. *(a)	210,370	1,682,960
Seer, Inc. *	144,133	2,208,118
Seres Therapeutics, Inc. *	264,471	2,115,768
Shattuck Labs, Inc. *	115,632	578,160
Silverback Therapeutics, Inc. *(a)	90,622	389,675
SomaLogic, Inc. *	587,059	5,336,366
Sorrento Therapeutics, Inc. *(a)	1,249,900	3,162,247
Sotera Health Co. *	407,955	8,921,976
SpringWorks Therapeutics, Inc. *	107,839	6,102,609
Stoke Therapeutics, Inc. *	88,307	1,721,987
Supernus Pharmaceuticals, Inc. *	220,033	7,030,054
Syndax Pharmaceuticals, Inc. *	171,966	2,680,950
Tarsus Pharmaceuticals, Inc. *	24,723	435,866
Taysha Gene Therapies, Inc. *	93,720	596,996
TCR2 Therapeutics, Inc. *	140,284	380,170
TG Therapeutics, Inc. *	546,913	5,398,031
Theravance Biopharma, Inc. *	215,451	2,169,592
Travere Therapeutics, Inc. *	212,085	5,781,437
Turning Point Therapeutics, Inc. *	203,687	6,448,730
Twist Bioscience Corp. *	220,727	12,347,468
Tyra Biosciences, Inc. *(a)	43,636	517,087
Ultragenyx Pharmaceutical, Inc. *	279,257	18,799,581
uniQure N.V. *	147,049	2,498,363
United Therapeutics Corp. *	184,924	30,734,369
Vanda Pharmaceuticals, Inc. *	227,205	2,581,049
Vaxart, Inc. *(a)	514,771	2,615,037
Vaxcyte, Inc. *	129,076	2,990,691
VBI Vaccines, Inc. *	985,835	1,468,894
Ventyx Biosciences, Inc. *(a)	38,924	455,022
Veracyte, Inc. *	292,123	8,121,019
Vericel Corp. *	193,181	7,960,989
Verve Therapeutics, Inc. *	59,191	1,932,586
Vir Biotechnology, Inc. *	300,446	7,568,235
Vor BioPharma, Inc. *	42,868	387,098
Xencor, Inc. *	240,502	7,530,118
Y-mAbs Therapeutics, Inc. *	140,439	1,279,399
Zentalis Pharmaceuticals, Inc. *	153,053	7,635,814
Zogenix, Inc. *	208,157	5,466,203
		1,118,116,346

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate 7.3%
Acadia Realty Trust	363,899	7,801,995
Agree Realty Corp.	286,119	18,354,534
Alexander & Baldwin, Inc.	298,755	6,701,075
Alexander's, Inc.	8,940	2,265,575
American Assets Trust, Inc.	216,941	7,931,363
Apple Hospitality REIT, Inc.	872,358	15,432,013
Armada Hoffler Properties, Inc.	250,979	3,684,372
Brandywine Realty Trust	702,060	9,358,460
Brixmor Property Group, Inc.	1,218,802	30,616,306
Broadstone Net Lease, Inc.	661,186	14,321,289
CareTrust REIT, Inc.	399,592	6,992,860
Centerspace	58,443	5,493,058
Chatham Lodging Trust *	203,067	2,792,171
City Office REIT, Inc.	181,510	3,125,602
Community Healthcare Trust, Inc.	97,186	4,052,656
CorePoint Lodging, Inc. *	160,939	2,570,196
Corporate Office Properties Trust	461,604	12,098,641
Cousins Properties, Inc.	610,780	23,594,431
Cushman & Wakefield plc *	613,679	13,451,844
DiamondRock Hospitality Co. *	864,611	8,257,035
DigitalBridge Group, Inc. *	2,106,440	15,271,690
Diversified Healthcare Trust	971,866	2,798,974
Doma Holdings, Inc. *	710,642	1,890,308
Douglas Elliman, Inc. *	266,720	2,011,069
Douglas Emmett, Inc.	720,842	22,850,691
Easterly Government Properties, Inc.	355,810	7,407,964
EastGroup Properties, Inc.	166,988	31,854,631
Empire State Realty Trust, Inc., Class A	577,184	5,460,161
EPR Properties	307,132	15,295,174
Equity Commonwealth *	496,901	13,202,660
Essential Properties Realty Trust, Inc.	499,443	12,625,919
eXp World Holdings, Inc.	273,879	7,323,524
First Industrial Realty Trust, Inc.	534,563	30,780,138
Forestar Group, Inc. *	73,418	1,344,284
Four Corners Property Trust, Inc.	316,555	8,350,721
Franklin Street Properties Corp.	387,851	2,241,779
FRP Holdings, Inc. *	26,306	1,523,907
Getty Realty Corp.	163,497	4,504,342
Gladstone Commercial Corp.	151,860	3,217,913
Global Medical REIT, Inc.	246,611	3,871,793
Global Net Lease, Inc.	427,324	6,072,274
Healthcare Realty Trust, Inc.	605,088	15,780,695
Highwoods Properties, Inc.	428,053	18,663,111
Hudson Pacific Properties, Inc.	626,023	16,527,007
Independence Realty Trust, Inc.	428,935	10,839,187
Industrial Logistics Properties Trust	267,034	5,973,551
Innovative Industrial Properties, Inc.	97,987	18,466,630
InvenTrust Properties Corp.	276,095	7,164,665
iStar, Inc.	286,842	7,205,471
JBG SMITH Properties	467,786	12,480,530
Kennedy-Wilson Holdings, Inc.	498,045	11,026,716
Kite Realty Group Trust	899,107	19,717,416
Life Storage, Inc.	336,060	42,541,835
LTC Properties, Inc.	160,696	5,436,346
LXP Industrial Trust	1,162,594	17,973,703
Marcus & Millichap, Inc. *	101,870	5,065,995
National Health Investors, Inc.	188,653	10,057,091
National Storage Affiliates Trust	335,802	19,567,183
Newmark Group, Inc., Class A	674,163	11,919,202
NexPoint Residential Trust, Inc.	93,482	7,943,166
Offerpad Solutions, Inc. *(a)	291,551	1,495,657
Office Properties Income Trust	197,585	4,949,504
One Liberty Properties, Inc.	66,202	1,923,830
Orion Office REIT, Inc. *	220,881	3,761,603
Outfront Media, Inc.	597,645	15,957,121

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Paramount Group, Inc.	677,575	7,582,064
Park Hotels & Resorts, Inc. *	970,250	18,279,510
Pebblebrook Hotel Trust	538,331	12,117,831
Physicians Realty Trust	904,097	14,700,617
Piedmont Office Realty Trust, Inc., Class A	509,298	8,678,438
PotlatchDeltic Corp.	275,358	15,117,154
Preferred Apartment Communities, Inc.	216,472	5,468,083
PS Business Parks, Inc.	82,565	13,151,779
Rayonier, Inc.	588,079	23,346,736
RE/MAX Holdings, Inc., Class A	79,144	2,345,828
Realogy Holdings Corp. *	480,646	8,738,144
Redfin Corp. *	432,190	9,348,270
Retail Opportunity Investments Corp.	499,437	9,069,776
Retail Value, Inc.	71,361	221,219
Rexford Industrial Realty, Inc.	621,773	43,604,940
RLJ Lodging Trust	683,249	9,558,654
RPT Realty	343,935	4,453,958
Ryman Hospitality Properties, Inc. *	225,730	19,889,070
Sabra Health Care REIT, Inc.	937,346	12,588,557
Safehold, Inc.	57,646	3,537,159
Saul Centers, Inc.	53,491	2,462,191
Seritage Growth Properties, Class A *	152,512	1,554,097
Service Properties Trust	673,659	5,813,677
SITE Centers Corp.	736,145	11,447,055
SL Green Realty Corp.	273,444	21,744,267
Spirit Realty Capital, Inc.	506,526	23,487,611
STAG Industrial, Inc.	718,142	27,978,812
Summit Hotel Properties, Inc. *	434,314	4,295,365
Sunstone Hotel Investors, Inc. *	899,541	9,517,144
Tanger Factory Outlet Centers, Inc.	427,009	7,122,510
Tejon Ranch Co. *	101,048	1,715,795
Terreno Realty Corp.	307,358	21,143,157
The Howard Hughes Corp. *	169,557	16,206,258
The Macerich Co.	874,544	13,380,523
The Necessity Retail REIT, Inc.	504,117	3,548,984
The RMR Group, Inc., Class A	62,766	1,829,001
The St. Joe Co.	134,505	7,267,305
UMH Properties, Inc.	186,317	4,296,470
Uniti Group, Inc.	967,676	12,550,758
Universal Health Realty Income Trust	53,170	3,036,539
Urban Edge Properties	451,996	8,235,367
Urstadt Biddle Properties, Inc.	8,110	137,870
Urstadt Biddle Properties, Inc., Class A	123,262	2,321,023
Veris Residential, Inc. *	326,620	5,519,878
Washington Real Estate Investment Trust	348,770	8,147,267
WeWork, Inc., Class A *(a)	857,228	5,486,259
Xenia Hotels & Resorts, Inc. *	470,534	8,723,700
		1,171,999,277

Retailing 3.6%
1-800-Flowers.com, Inc., Class A *	108,417	1,678,295
Abercrombie & Fitch Co., Class A *	242,588	9,237,751
Academy Sports & Outdoors, Inc. *	362,729	11,741,538
American Eagle Outfitters, Inc.	630,271	13,286,113
America's Car-Mart, Inc. *	24,796	2,384,879
Arko Corp. *	276,372	2,307,706
Asbury Automotive Group, Inc. *	94,892	18,419,486
AutoNation, Inc. *	163,896	18,792,315
BARK, Inc. *(a)	325,632	1,025,741
Bed Bath & Beyond, Inc. *	416,819	7,040,073
Big Lots, Inc.	134,030	4,658,883
Boot Barn Holdings, Inc. *	121,617	10,583,111
Caleres, Inc.	156,105	3,240,740
SECURITY	NUMBER OF SHARES	VALUE ($)
Camping World Holdings, Inc., Class A	168,470	5,173,714
CarParts.com, Inc. *	189,724	1,587,990
Chewy, Inc., Class A *	362,965	17,110,170
Chico's FAS, Inc. *	506,159	2,378,947
Conn's, Inc. *	78,814	1,445,449
ContextLogic, Inc., Class A *(a)	1,365,774	3,236,884
Designer Brands, Inc., Class A *	250,362	3,267,224
Dick's Sporting Goods, Inc.	266,452	27,977,460
Dillard's, Inc., Class A	17,632	4,420,519
Enjoy Technology, Inc. *(a)	126,036	412,138
Foot Locker, Inc.	370,636	11,719,510
Franchise Group, Inc.	110,210	4,645,351
Funko, Inc., Class A *	107,256	1,872,690
Genesco, Inc. *	57,888	3,713,515
Group 1 Automotive, Inc.	74,275	13,512,851
Groupon, Inc. *	85,216	1,850,892
GrowGeneration Corp. *	220,015	1,850,326
Guess?, Inc.	158,798	3,477,676
Haverty Furniture Cos., Inc.	62,222	1,767,727
Hibbett, Inc.	61,350	2,765,658
Kohl's Corp.	617,922	34,368,822
Lands' End, Inc. *	51,779	878,172
Leslie's, Inc. *	560,627	11,946,961
Liquidity Services, Inc. *	109,724	1,890,545
Lithia Motors, Inc.	124,235	42,341,773
LL Flooring Holdings, Inc. *	120,080	1,928,485
Macy's, Inc.	1,272,494	32,983,044
MarineMax, Inc. *	90,054	4,120,871
Monro, Inc.	138,625	6,471,015
Murphy USA, Inc.	96,685	17,474,847
National Vision Holdings, Inc. *	339,149	12,436,594
Nordstrom, Inc. *	456,244	9,462,501
Ollie's Bargain Outlet Holdings, Inc. *	248,304	10,721,767
Overstock.com, Inc. *	176,496	10,042,622
Party City Holdco, Inc. *	462,038	2,000,625
Penske Automotive Group, Inc.	125,089	12,294,998
Petco Health & Wellness Co., Inc. *	336,365	5,893,115
PetMed Express, Inc.	85,920	2,315,544
Porch Group, Inc. *	307,961	2,494,484
Quotient Technology, Inc. *	370,785	2,462,012
Qurate Retail, Inc., Class A	1,465,191	8,073,202
Qurate Retail, Inc., Class B	4,932	28,310
Rent the Runway, Inc., Class A *(a)	68,557	416,141
Rent-A-Center, Inc.	247,945	7,044,117
Revolve Group, Inc. *	163,082	7,734,979
Sally Beauty Holdings, Inc. *	464,174	8,020,927
Shift Technologies, Inc. *(a)	277,985	561,530
Shoe Carnival, Inc.	71,189	2,075,871
Shutterstock, Inc.	95,974	8,688,526
Signet Jewelers Ltd.	217,546	15,336,993
Sleep Number Corp. *	93,509	6,143,541
Sonic Automotive, Inc., Class A	84,649	4,546,498
Sportsman's Warehouse Holdings, Inc. *	178,695	2,038,910
Stitch Fix, Inc., Class A *	338,957	4,253,910
The Aaron's Co., Inc.	128,442	2,695,998
The Buckle, Inc.	119,874	4,315,464
The Children's Place, Inc. *	57,016	3,589,727
The Container Store Group, Inc. *	137,516	1,214,266
The ODP Corp. *	188,581	8,297,564
The RealReal, Inc. *	331,441	2,953,139
Torrid Holdings, Inc. *(a)	45,246	395,902
Urban Outfitters, Inc. *	271,955	7,481,482
Victoria's Secret & Co. *	297,277	15,942,966
Vivid Seats, Inc., Class A	90,949	1,062,284
Volta, Inc. *(a)	495,184	2,228,328
Vroom, Inc. *	519,699	3,159,770

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Warby Parker, Inc., Class A *	41,835	1,252,122
Winmark Corp.	12,377	2,799,925
Xometry, Inc., Class A *(a)	29,071	1,421,863
Zumiez, Inc. *	87,241	3,881,352
		580,767,726

Semiconductors & Semiconductor Equipment 3.2%
ACM Research, Inc., Class A *	50,829	4,189,326
Allegro MicroSystems, Inc. *	227,324	6,517,379
Ambarella, Inc. *	150,705	21,054,996
Amkor Technology, Inc.	411,302	9,324,216
Axcelis Technologies, Inc. *	136,782	9,468,050
Azenta, Inc.	305,274	26,717,581
CEVA, Inc. *	93,712	3,820,638
Cirrus Logic, Inc. *	234,140	20,339,742
CMC Materials, Inc.	116,810	21,660,078
Cohu, Inc. *	201,268	6,275,536
Diodes, Inc. *	184,473	16,526,936
FormFactor, Inc. *	321,056	12,999,557
Ichor Holdings Ltd. *	115,886	4,082,664
Impinj, Inc. *	77,656	5,338,850
Kulicke & Soffa Industries, Inc.	254,395	13,289,595
Lattice Semiconductor Corp. *	562,283	35,210,162
MACOM Technology Solutions Holdings, Inc. *	197,617	11,876,782
MaxLinear, Inc. *	289,304	17,748,800
MKS Instruments, Inc.	227,664	34,286,198
Navitas Semiconductor Corp. *(a)	307,207	2,992,196
Onto Innovation, Inc. *	202,056	17,419,248
PDF Solutions, Inc. *	121,851	3,333,843
Photronics, Inc. *	249,663	4,598,793
Power Integrations, Inc.	247,880	22,309,200
Rambus, Inc. *	449,386	12,133,422
Semtech Corp. *	263,801	18,302,513
Silicon Laboratories, Inc. *	164,701	25,316,191
SiTime Corp. *	61,390	12,409,375
SkyWater Technology, Inc. *	28,949	334,361
SMART Global Holdings, Inc. *	191,175	5,247,754
SunPower Corp. *	343,166	6,152,966
Synaptics, Inc. *	161,171	36,816,292
Ultra Clean Holdings, Inc. *	184,256	8,440,767
Veeco Instruments, Inc. *	206,137	5,889,334
Wolfspeed, Inc. *	475,811	48,875,306
		511,298,647

Software & Services 7.3%
8x8, Inc. *	469,641	6,086,547
A10 Networks, Inc.	247,579	3,525,525
ACI Worldwide, Inc. *	482,422	16,170,785
Agilysys, Inc. *	80,702	3,391,905
Alarm.com Holdings, Inc. *	189,025	12,443,516
Alliance Data Systems Corp.	203,874	13,751,301
Altair Engineering, Inc., Class A *	208,162	13,826,120
Alteryx, Inc., Class A *	245,164	15,273,717
Amplitude, Inc., Class A *(a)	92,297	1,978,848
Appfolio, Inc., Class A *	78,922	8,929,235
Appian Corp. *	162,876	9,928,921
Asana, Inc., Class A *	331,364	18,155,434
Avaya Holdings Corp. *	343,678	4,732,446
AvePoint, Inc. *	352,875	1,990,215
AvidXchange Holdings, Inc. *	103,770	999,305
BigCommerce Holdings, Inc. *	245,759	6,365,158
Blackbaud, Inc. *	169,809	10,611,364
Blackline, Inc. *	218,653	16,466,757
Blend Labs, Inc., Class A *	85,894	759,303
Bottomline Technologies (DE), Inc. *	159,247	9,019,750
SECURITY	NUMBER OF SHARES	VALUE ($)
Box, Inc., Class A *	621,787	15,923,965
BTRS Holdings, Inc., Class A *	298,609	1,821,515
C3.ai, Inc., Class A *	291,489	6,535,183
Cantaloupe, Inc. *	245,585	1,908,195
Cass Information Systems, Inc.	47,965	1,898,455
CCC Intelligent Solutions Holdings, Inc. *(a)	252,311	2,740,097
CDK Global, Inc.	485,130	21,995,794
Cerence, Inc. *	155,799	5,625,902
ChannelAdvisor Corp. *	123,193	2,211,314
Cipher Mining, Inc. *(a)	170,621	520,394
Clear Secure, Inc., Class A *	55,012	1,481,473
Clearwater Analytics Holdings, Inc., Class A *	135,194	2,686,305
CommVault Systems, Inc. *	186,656	11,742,529
Conduent, Inc. *	670,510	3,265,384
Confluent, Inc., Class A *	250,930	10,737,295
Consensus Cloud Solutions, Inc. *	65,426	3,641,611
Couchbase, Inc. *	36,243	763,640
CS Disco, Inc. *	51,861	1,959,309
CSG Systems International, Inc.	134,210	8,283,441
Cyxtera Technologies, Inc. *(a)	136,509	1,661,315
Datto Holding Corp. *	106,425	2,496,730
Digital Turbine, Inc. *	360,497	17,476,895
DigitalOcean Holdings, Inc. *	71,267	4,227,558
Dolby Laboratories, Inc., Class A	268,289	20,148,504
Domo, Inc., Class B *	118,358	5,266,931
Dropbox, Inc., Class A *	1,159,071	26,299,321
Duck Creek Technologies, Inc. *	310,263	7,284,975
E2open Parent Holdings, Inc. *	721,042	6,474,957
Ebix, Inc.	97,930	2,889,914
Embark Technology, Inc. *(a)	813,329	3,708,780
Enfusion, Inc., Class A *(a)	75,788	1,257,323
Envestnet, Inc. *	224,121	16,768,733
Everbridge, Inc. *	157,602	6,228,431
EverCommerce, Inc. *	79,220	949,056
EVERTEC, Inc.	244,860	9,882,550
Evo Payments, Inc., Class A *	193,465	4,664,441
ExlService Holdings, Inc. *	136,464	16,483,487
Expensify, Inc., Class A *(a)	38,441	788,040
Fastly, Inc., Class A *	438,872	8,163,019
Flywire Corp. *	44,704	1,209,690
Freshworks, Inc., Class A *(a)	140,568	2,575,206
Gitlab, Inc., Class A *	42,357	2,468,142
Grid Dynamics Holdings, Inc. *	186,357	2,264,238
Informatica, Inc., Class A *	121,699	2,453,452
Intapp, Inc. *(a)	45,697	1,053,773
InterDigital, Inc.	126,348	8,139,338
International Money Express, Inc. *	136,983	2,199,947
IronNet, Inc. *(a)	134,212	625,428
Jamf Holding Corp. *	225,904	7,728,176
Kaltura, Inc. *	61,154	136,985
Kyndryl Holdings, Inc. *	735,350	11,662,651
Latch, Inc. *(a)	368,857	1,523,379
LivePerson, Inc. *	272,222	5,520,662
LiveRamp Holdings, Inc. *	279,692	12,071,507
Mandiant, Inc. *	984,570	19,494,486
Manhattan Associates, Inc. *	259,791	34,728,861
Marathon Digital Holdings, Inc. *(a)	408,413	10,353,270
Marqeta, Inc., Class A *	953,676	11,186,619
Matterport, Inc. *(a)	756,373	5,604,724
Maximus, Inc.	251,944	19,868,304
McAfee Corp., Class A	308,621	8,021,060
MeridianLink, Inc. *	56,400	1,104,312
MicroStrategy, Inc., Class A *	34,412	15,244,516
Mimecast Ltd. *	253,149	20,132,940
Model N, Inc. *	132,838	3,266,486
Momentive Global, Inc. *	531,576	8,356,375

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MoneyGram International, Inc. *	378,594	4,066,100
N-Able, Inc. *	283,453	3,279,551
nCino, Inc. *	234,130	10,753,591
NCR Corp. *	540,985	21,920,712
New Relic, Inc. *	242,055	16,033,723
NextNav, Inc. *(a)	82,257	500,123
Nutanix, Inc., Class A *	868,130	23,179,071
ON24, Inc. *	36,275	565,890
OneSpan, Inc. *	139,529	1,922,710
Pagerduty, Inc. *	311,264	10,526,948
Paya Holdings, Inc. *	344,717	2,223,425
Paycor HCM, Inc. *	127,987	3,592,595
Payoneer Global, Inc. *	788,405	3,800,112
Perficient, Inc. *	135,064	13,763,022
Ping Identity Holding Corp. *	247,609	5,209,693
Progress Software Corp.	180,734	7,966,755
PROS Holdings, Inc. *	165,353	5,254,918
Q2 Holdings, Inc. *	233,217	15,170,766
Qualtrics International, Inc., Class A *	387,594	11,755,726
Qualys, Inc. *	136,889	17,153,561
Rackspace Technology, Inc. *	255,974	2,848,991
Rapid7, Inc. *	231,813	23,983,373
Repay Holdings Corp. *	303,117	5,234,831
Riot Blockchain, Inc. *(a)	336,786	5,802,823
Sabre Corp. *	1,330,243	14,539,556
Sailpoint Technologies Holdings, Inc. *	382,432	15,821,212
SentinelOne, Inc., Class A *	172,049	7,140,033
Shift4 Payments, Inc., Class A *	193,674	10,196,936
Smartsheet, Inc., Class A *	517,929	27,538,285
SolarWinds Corp.	182,663	2,475,084
Sprout Social, Inc., Class A *	187,030	12,177,523
SPS Commerce, Inc. *	147,381	19,137,423
Squarespace, Inc., Class A *	114,401	3,387,414
Sumo Logic, Inc. *	360,324	4,338,301
Switch, Inc., Class A	541,453	14,088,607
Telos Corp. *	215,160	2,457,127
Tenable Holdings, Inc. *	374,499	20,732,265
Teradata Corp. *	444,876	22,239,351
Toast, Inc., Class A *(a)	302,961	6,216,760
TTEC Holdings, Inc.	75,568	6,007,656
Tucows, Inc., Class A *(a)	38,143	2,562,447
Unisys Corp. *	276,815	5,915,537
Upland Software, Inc. *	107,927	2,035,503
Varonis Systems, Inc. *	440,112	19,188,883
Verint Systems, Inc. *	268,092	13,466,261
Verra Mobility Corp. *	527,266	8,858,069
Vonage Holdings Corp. *	1,034,812	21,027,380
Workiva, Inc. *	184,979	19,478,289
Xperi Holding Corp.	431,588	7,475,104
Yext, Inc. *	469,582	3,484,298
Zuora, Inc., Class A *	476,994	7,240,769
		1,177,998,523

Technology Hardware & Equipment 3.6%
3D Systems Corp. *	524,380	9,344,452
908 Devices, Inc. *	55,805	928,037
ADTRAN, Inc.	198,661	4,090,430
Advanced Energy Industries, Inc.	154,457	13,260,134
Aeva Technologies, Inc. *(a)	372,135	1,562,967
AEye, Inc. *(a)	428,026	1,421,046
Avid Technology, Inc. *	145,170	4,567,048
Avnet, Inc.	407,186	17,130,315
Badger Meter, Inc.	120,172	11,946,299
Belden, Inc.	184,039	10,370,598
Benchmark Electronics, Inc.	143,769	3,758,122
Calix, Inc. *	224,925	12,222,425
Casa Systems, Inc. *	144,751	602,164
SECURITY	NUMBER OF SHARES	VALUE ($)
Coherent, Inc. *	100,751	26,630,504
CommScope Holding Co., Inc. *	839,791	8,011,606
Comtech Telecommunications Corp.	107,609	2,214,593
Corsair Gaming, Inc. *(a)	135,250	3,121,570
CTS Corp.	131,443	4,986,947
Diebold Nixdorf, Inc. *	300,583	2,615,072
ePlus, Inc. *	110,227	5,169,646
Evolv Technologies Holdings, Inc. *(a)	222,550	783,376
Extreme Networks, Inc. *	533,728	6,132,535
Fabrinet *	151,777	15,197,431
FARO Technologies, Inc. *	74,218	4,062,693
Harmonic, Inc. *	418,603	3,897,194
II-VI, Inc. *	435,770	30,268,584
Infinera Corp. *	868,374	8,015,092
Inseego Corp. *(a)	319,392	1,504,336
Insight Enterprises, Inc. *	143,169	14,889,576
IonQ, Inc. *(a)	466,724	7,458,250
Itron, Inc. *	185,808	8,857,467
Kimball Electronics, Inc. *	103,043	1,776,461
Knowles Corp. *	380,070	8,277,925
Lightwave Logic, Inc. *(a)	409,947	3,086,901
Littelfuse, Inc.	100,934	26,062,168
Lumentum Holdings, Inc. *	296,794	29,341,055
Methode Electronics, Inc.	157,528	7,189,578
MicroVision, Inc. *	669,655	2,685,317
Mirion Technologies, Inc. *	423,130	3,613,530
Napco Security Technologies, Inc. *	122,049	2,488,579
National Instruments Corp.	541,855	21,755,478
NETGEAR, Inc. *	119,409	3,177,474
NetScout Systems, Inc. *	304,212	9,470,120
nLight, Inc. *	180,148	2,936,412
Novanta, Inc. *	146,202	19,975,579
OSI Systems, Inc. *	68,042	5,488,948
Ouster, Inc. *(a)	301,013	1,017,424
PAR Technology Corp. *	104,104	4,366,122
PC Connection, Inc.	45,378	2,213,993
Plantronics, Inc. *	175,895	4,954,962
Plexus Corp. *	116,114	9,459,808
Pure Storage, Inc., Class A *	1,100,849	28,556,023
Ribbon Communications, Inc. *	491,283	1,493,500
Rogers Corp. *	76,966	21,011,718
Sanmina Corp. *	264,841	10,535,375
ScanSource, Inc. *	105,089	3,318,711
SmartRent, Inc. *(a)	363,545	2,344,865
Super Micro Computer, Inc. *	181,356	7,125,477
TD SYNNEX Corp.	169,575	17,267,822
TTM Technologies, Inc. *	426,428	5,360,200
Velodyne Lidar, Inc. *(a)	403,442	1,488,701
ViaSat, Inc. *	301,735	13,771,185
Viavi Solutions, Inc. *	975,283	15,994,641
Vishay Intertechnology, Inc.	545,599	10,470,045
Vontier Corp.	692,898	16,837,421
Xerox Holdings Corp.	563,272	11,102,091
		581,036,118

Telecommunication Services 0.7%
Anterix, Inc. *	76,122	4,055,780
ATN International, Inc.	45,173	1,505,616
Bandwidth, Inc., Class A *	94,514	2,887,403
Cogent Communications Holdings, Inc.	173,962	11,029,191
Consolidated Communications Holdings, Inc. *	302,951	2,157,011
EchoStar Corp., Class A *	158,942	3,868,648
Frontier Communications Parent, Inc. *	853,314	23,508,801
Globalstar, Inc. *	2,707,903	3,195,326

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Gogo, Inc. *(a)	273,768	3,898,456
IDT Corp., Class B *	71,019	2,560,945
Iridium Communications, Inc. *	542,013	21,458,295
Liberty Latin America Ltd., Class A *	169,687	1,705,354
Liberty Latin America Ltd., Class C *	636,561	6,422,900
Radius Global Infrastructure, Inc., Class A *	237,401	3,052,977
Shenandoah Telecommunications Co.	203,917	4,557,545
Telephone and Data Systems, Inc.	407,536	7,070,750
United States Cellular Corp. *	60,472	1,663,585
		104,598,583

Transportation 2.2%
Air Transport Services Group, Inc. *	238,433	7,513,024
Allegiant Travel Co. *	62,304	10,846,503
ArcBest Corp.	104,845	9,717,035
Atlas Air Worldwide Holdings, Inc. *	110,768	8,679,780
Avis Budget Group, Inc. *	164,511	30,177,898
Bird Global, Inc., Class A *(a)	586,486	1,917,809
Daseke, Inc. *	244,466	3,068,048
Forward Air Corp.	110,715	11,423,574
Frontier Group Holdings, Inc. *(a)	124,491	1,603,444
GXO Logistics, Inc. *	404,930	33,985,775
Hawaiian Holdings, Inc. *	208,906	4,006,817
Heartland Express, Inc.	189,982	2,728,142
Hub Group, Inc., Class A *	139,571	11,779,792
JetBlue Airways Corp. *	1,307,466	19,965,006
Joby Aviation, Inc. *(a)	1,093,172	5,618,904
Kirby Corp. *	247,112	16,099,347
Knight-Swift Transportation Holdings, Inc.	681,115	37,107,145
Landstar System, Inc.	156,411	24,151,422
Marten Transport Ltd.	243,698	4,203,790
Matson, Inc.	172,731	19,133,413
Ryder System, Inc.	220,215	17,361,751
Saia, Inc. *	108,146	31,062,776
Schneider National, Inc., Class B	142,662	3,726,331
SkyWest, Inc. *	205,629	5,780,231
Spirit Airlines, Inc. *	444,803	11,155,659
Sun Country Airlines Holdings, Inc. *	127,957	3,461,237
TuSimple Holdings, Inc., Class A *	138,833	2,418,471
Universal Logistics Holdings, Inc.	30,276	579,180
Werner Enterprises, Inc.	250,273	10,876,865
Wheels Up Experience, Inc. *	722,004	2,534,234
		352,683,403

Utilities 2.2%
ALLETE, Inc.	215,347	13,553,940
American States Water Co.	151,576	12,756,636
Avista Corp.	290,881	12,982,019
Black Hills Corp.	261,680	18,314,983
California Water Service Group	215,514	12,269,212
Chesapeake Utilities Corp.	72,211	9,600,453
Clearway Energy, Inc., Class A	141,282	4,321,816
Clearway Energy, Inc., Class C	335,377	11,201,592
Hawaiian Electric Industries, Inc.	448,255	18,369,490
IDACORP, Inc.	207,665	21,586,777
MGE Energy, Inc.	148,227	10,675,309
Middlesex Water Co.	72,147	7,213,979
Montauk Renewables, Inc. *(a)	257,462	2,662,157
National Fuel Gas Co.	374,576	23,313,610
New Jersey Resources Corp.	395,623	17,257,075
Northwest Natural Holding Co.	127,045	6,607,610
NorthWestern Corp.	215,813	13,052,370
ONE Gas, Inc.	219,835	18,266,090
SECURITY	NUMBER OF SHARES	VALUE ($)
Ormat Technologies, Inc.	183,567	13,097,506
Otter Tail Corp.	170,281	10,533,583
PNM Resources, Inc.	352,953	15,942,887
Portland General Electric Co.	366,630	18,613,805
SJW Group	113,150	7,379,643
South Jersey Industries, Inc.	460,980	15,641,051
Southwest Gas Holdings, Inc.	247,565	17,562,261
Spire, Inc.	212,283	14,246,312
Sunnova Energy International, Inc. *	382,472	7,706,811
Unitil Corp.	65,408	3,302,450
York Water Co.	53,403	2,396,193
		360,427,620
Total Common Stocks (Cost $13,449,179,186)		16,046,533,830

RIGHTS 0.0% OF NET ASSETS

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	177,806	15,131

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
resTORbio, Inc. CVR *(b)	8,172	0
Total Rights (Cost $0)		15,131

SHORT-TERM INVESTMENTS 1.8% OF NET ASSETS

Money Market Funds 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	27,890,547	27,890,547
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)(d)	269,766,696	269,766,696
		297,657,243
Total Short-Term Investments (Cost $297,657,243)		297,657,243
Total Investments in Securities (Cost $13,746,836,429)		16,344,206,204

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/18/22	335	34,245,375	535,369

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $261,588,335.
(b)	Fair valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$16,046,533,830	$—	$—	$16,046,533,830
Rights [1]
Media & Entertainment	—	—	15,131	15,131
Pharmaceuticals, Biotechnology & Life Sciences	—	—	0*	0
Short-Term Investments[1]	297,657,243	—	—	297,657,243
Futures Contracts[2]	535,369	—	—	535,369
Total	$16,344,726,442	$—	$15,131	$16,344,741,573

*	Level 3 amount shown includes securities determined to have no value at February 28, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Assets and Liabilities

As of February 28, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $13,746,836,429) including securities on loan of $261,588,335		$16,344,206,204
Cash		8,533,560
Deposit with broker for futures contracts		2,062,500
Receivables:
Investments sold		23,431,605
Dividends		9,152,773
Income from securities on loan		803,118
Variation margin on future contracts	+	92,128
Total assets		16,388,281,888
Liabilities
Collateral held for securities on loan		269,766,696
Payables:
Fund shares redeemed		18,822,295
Investments bought		15,522,294
Management fees	+	488,143
Total liabilities		304,599,428
Net assets		$16,083,682,460
Net Assets by Source
Capital received from investors		$13,553,125,687
Total distributable earnings	+	2,530,556,773
Net assets		$16,083,682,460

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$16,083,682,460		170,900,000		$94.11

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Operations

For the period September 1, 2021 through February 28, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $59,473)		$108,301,398
Securities on loan, net	+	5,866,760
Total investment income		114,168,158
Expenses
Management fees		3,314,757
Total expenses	–	3,314,757
Net investment income		110,853,401
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(257,475,586)
Net realized gains on sales of in-kind redemptions - unaffiliated		862,273,187
Net realized losses on futures contracts	+	(4,851,549)
Net realized gains		599,946,052
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(2,177,279,822)
Net change in unrealized appreciation (depreciation) on futures contracts	+	129,282
Net change in unrealized appreciation (depreciation)	+	(2,177,150,540)
Net realized and unrealized losses		(1,577,204,488)
Decrease in net assets resulting from operations		($1,466,351,087)

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/21-2/28/22		9/1/20-8/31/21
Net investment income		$110,853,401	$164,802,192
Net realized gains		599,946,052	637,334,901
Net change in unrealized appreciation (depreciation)	+	(2,177,150,540)	4,068,739,570
Increase (decrease) in net assets resulting from operations		($1,466,351,087)	$4,870,876,663
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($128,302,550)	($151,607,245)

TRANSACTIONS IN FUND SHARES
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		25,400,000	$2,564,805,126	38,000,000	$3,343,950,196
Shares redeemed	+	(14,800,000)	(1,508,527,280)	(18,700,000)	(1,485,539,714)
Net transactions in fund shares		10,600,000	$1,056,277,846	19,300,000	$1,858,410,482
SHARES OUTSTANDING AND NET ASSETS
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		160,300,000	$16,622,058,251	141,000,000	$10,044,378,351
Total increase (decrease)	+	10,600,000	(538,375,791)	19,300,000	6,577,679,900
End of period		170,900,000	$16,083,682,460	160,300,000	$16,622,058,251

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	9/1/21– 2/28/22*	9/1/20– 8/31/21	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17
Per-Share Data
Net asset value at beginning of period	$77.66	$57.31	$53.30	$52.71	$45.83	$42.47
Income (loss) from investment operations:
Net investment income (loss)[1]	1.21	2.27	1.87	1.66	1.49	1.40
Net realized and unrealized gains (losses)	(0.57)	20.27	3.98	0.48	6.75	3.26
Total from investment operations	0.64	22.54	5.85	2.14	8.24	4.66
Less distributions:
Distributions from net investment income	(1.21)	(2.19)	(1.84)	(1.55)	(1.36)	(1.30)
Net asset value at end of period	$77.09	$77.66	$57.31	$53.30	$52.71	$45.83
Total return	0.85% [2]	40.15%	11.46%	4.18%	18.21%	11.12%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [3]	0.06%	0.06%	0.06% [4]	0.07%	0.07%
Net investment income (loss)	3.14% [3]	3.27%	3.48%	3.23%	2.99%	3.17%
Portfolio turnover rate[5]	4% [2]	46%	43%	24%	23%	15%
Net assets, end of period (x 1,000,000)	$34,168	$27,955	$12,694	$9,821	$8,093	$6,041

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/19 is a blended ratio.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Banks 9.7%
1st Source Corp.	199,320	9,625,163
BancFirst Corp.	222,191	17,359,783
Bank of Hawaii Corp.	470,733	40,567,770
Bank OZK	1,419,125	66,727,258
Banner Corp.	402,532	24,799,997
Cathay General Bancorp	909,279	42,763,391
City Holding Co.	178,191	14,196,477
Comerica, Inc.	1,557,460	148,721,855
CVB Financial Corp.	1,482,492	34,957,161
Federal Agricultural Mortgage Corp., Class C	106,897	13,223,159
Fifth Third Bancorp	8,038,260	384,550,359
First Commonwealth Financial Corp.	1,112,296	17,963,580
First Horizon Corp.	6,387,455	149,977,443
Heritage Financial Corp.	420,051	11,013,737
Huntington Bancshares, Inc.	17,183,493	266,687,811
International Bancshares Corp.	620,646	26,693,985
KeyCorp	11,130,520	279,042,137
M&T Bank Corp.	1,496,953	272,789,745
Northwest Bancshares, Inc.	1,474,167	20,756,271
Premier Financial Corp.	429,529	13,173,655
Regions Financial Corp.	11,108,507	268,714,784
S&T Bancorp, Inc.	458,736	14,262,102
Stock Yards Bancorp, Inc.	285,571	15,269,481
Synovus Financial Corp.	1,704,076	89,719,601
U.S. Bancorp	15,700,926	887,730,356
Webster Financial Corp.	1,054,193	63,472,961
Zions Bancorp NA	1,885,737	133,679,896
		3,328,439,918

Capital Goods 13.5%
3M Co.	6,733,219	1,000,893,004
Cummins, Inc.	1,670,788	341,041,247
Emerson Electric Co.	6,956,035	646,354,772
Fastenal Co.	6,687,643	344,146,109
Illinois Tool Works, Inc.	3,335,269	721,552,095
Lockheed Martin Corp.	2,867,719	1,244,016,502
McGrath RentCorp	282,010	22,921,773
MSC Industrial Direct Co., Inc., Class A	546,605	42,350,955
Snap-on, Inc.	627,859	131,963,405
Watsco, Inc.	383,546	104,731,071
		4,599,970,933

Commercial & Professional Services 0.1%
Ennis, Inc.	304,415	5,716,914
HNI Corp.	508,626	20,695,992
		26,412,906

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 1.1%
Hasbro, Inc.	1,504,629	146,024,244
Leggett & Platt, Inc.	1,549,148	57,442,408
Sturm Ruger & Co., Inc.	205,055	14,848,032
Whirlpool Corp.	729,869	146,900,734
		365,215,418

Diversified Financials 6.6%
Apollo Global Management, Inc.	2,440,281	159,252,738
BlackRock, Inc.	1,493,304	1,110,853,913
Cohen & Steers, Inc.	291,774	23,709,555
Evercore, Inc., Class A	461,664	58,635,945
Federated Hermes, Inc.	1,135,269	37,089,238
Franklin Resources, Inc.	3,274,121	97,339,618
Janus Henderson Group plc	2,006,781	67,367,638
Lazard Ltd., Class A	1,312,569	45,388,636
Northern Trust Corp.	2,424,728	276,176,519
T. Rowe Price Group, Inc.	2,640,209	381,668,613
		2,257,482,413

Energy 2.2%
ONEOK, Inc.	5,186,218	338,660,035
Valero Energy Corp.	4,757,195	397,273,355
		735,933,390

Food, Beverage & Tobacco 13.5%
Altria Group, Inc.	21,459,212	1,100,642,983
B&G Foods, Inc. (a)	756,061	22,379,406
Flowers Foods, Inc.	2,312,663	63,390,093
Kellogg Co.	2,975,519	190,254,685
PepsiCo, Inc.	8,286,288	1,356,796,797
The Coca-Cola Co.	25,088,913	1,561,533,945
Tyson Foods, Inc., Class A	3,430,855	317,903,024
		4,612,900,933

Household & Personal Products 1.6%
Kimberly-Clark Corp.	3,918,912	510,046,397
Nu Skin Enterprises, Inc., Class A	582,960	27,043,514
		537,089,911

Insurance 5.5%
Cincinnati Financial Corp.	1,744,007	214,146,620
Employers Holdings, Inc.	326,714	12,696,106
Fidelity National Financial, Inc.	3,321,462	158,234,450
Mercury General Corp.	309,459	17,020,245
Principal Financial Group, Inc.	2,904,497	205,173,668
Prudential Financial, Inc.	4,500,985	502,579,985
Safety Insurance Group, Inc.	165,304	13,792,966
The Allstate Corp.	3,440,698	421,003,808
The Hartford Financial Services Group, Inc.	4,039,711	280,679,120

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Unum Group	2,376,440	66,350,205
		1,891,677,173

Materials 3.7%
Amcor plc	17,943,508	208,682,998
International Paper Co.	4,548,203	197,983,277
Neenah, Inc.	196,362	7,648,300
Newmont Corp.	9,299,535	615,629,217
Schweitzer-Mauduit International, Inc.	366,910	11,454,930
Sonoco Products Co.	1,145,291	67,251,487
Steel Dynamics, Inc.	2,255,759	159,211,470
		1,267,861,679

Media & Entertainment 1.1%
Omnicom Group, Inc.	2,495,312	209,331,724
The Interpublic Group of Cos., Inc.	4,577,745	168,461,016
		377,792,740

Pharmaceuticals, Biotechnology & Life Sciences 12.5%
Amgen, Inc.	6,461,728	1,463,452,157
Merck & Co., Inc.	18,848,303	1,443,403,044
Organon & Co.	2,952,625	110,221,491
Pfizer, Inc.	26,846,017	1,260,152,038
		4,277,228,730

Retailing 4.5%
Best Buy Co., Inc.	2,622,672	253,455,022
Genuine Parts Co.	1,665,966	203,514,406
PetMed Express, Inc.	236,075	6,362,221
The Home Depot, Inc.	3,355,118	1,059,646,918
		1,522,978,567

Semiconductors & Semiconductor Equipment 7.5%
Broadcom, Inc.	2,344,261	1,377,112,682
Texas Instruments, Inc.	7,025,987	1,194,347,530
		2,571,460,212

Software & Services 8.3%
Automatic Data Processing, Inc.	4,923,147	1,006,488,173
Cass Information Systems, Inc.	138,600	5,485,788
International Business Machines Corp.	10,430,181	1,277,801,474
Kyndryl Holdings, Inc. *	2,087,350	33,105,371
Paychex, Inc.	3,726,472	443,673,756
The Western Union Co.	4,729,209	85,977,020
		2,852,531,582

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 3.9%
Cisco Systems, Inc.	24,199,642	1,349,614,034

Telecommunication Services 4.3%
Verizon Communications, Inc.	27,329,516	1,466,775,124
Total Common Stocks (Cost $30,655,602,518)		34,041,365,663

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	24,780,303	24,780,303
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)(c)	19,965,488	19,965,488
		44,745,791
Total Short-Term Investments (Cost $44,745,791)		44,745,791
Total Investments in Securities (Cost $30,700,348,309)		34,086,111,454

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 03/18/22	161	42,793,800	311,566
S&P 500 Index, e-mini, expires 03/18/22	306	66,830,400	(1,000,671)
Net Unrealized Depreciation			(689,105)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $18,881,100.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of February 28, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$34,041,365,663	$—	$—	$34,041,365,663
Short-Term Investments[1]	44,745,791	—	—	44,745,791
Futures Contracts[2]	311,566	—	—	311,566
Liabilities
Futures Contracts[2]	(1,000,671)	—	—	(1,000,671)
Total	$34,085,422,349	$—	$—	$34,085,422,349

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Assets and Liabilities

As of February 28, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $30,700,348,309) including securities on loan of $18,881,100		$34,086,111,454
Deposit with broker for futures contracts		6,036,505
Receivables:
Fund shares sold		119,740,264
Dividends		96,952,462
Income from securities on loan	+	8,504
Total assets		34,308,849,189
Liabilities
Collateral held for securities on loan		19,965,488
Payables:
Investments bought		119,188,150
Management fees		1,539,594
Variation margin on futures contracts	+	186,920
Total liabilities		140,880,152
Net assets		$34,167,969,037
Net Assets by Source
Capital received from investors		$30,701,030,708
Total distributable earnings	+	3,466,938,329
Net assets		$34,167,969,037

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$34,167,969,037		443,250,000		$77.09

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Operations

For the period September 1, 2021 through February 28, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated		$483,593,575
Securities on loan, net	+	150,036
Total investment income		483,743,611
Expenses
Management fees		9,060,394
Total expenses	–	9,060,394
Net investment income		474,683,217
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(45,882,336)
Net realized gains on sales of in-kind redemptions - unaffiliated		639,798,805
Net realized losses on futures contracts	+	(1,727,631)
Net realized gains		592,188,838
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(944,693,397)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(2,351,215)
Net change in unrealized appreciation (depreciation)	+	(947,044,612)
Net realized and unrealized losses		(354,855,774)
Increase in net assets resulting from operations		$119,827,443

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/21-2/28/22		9/1/20-8/31/21
Net investment income		$474,683,217	$648,504,321
Net realized gains		592,188,838	2,020,600,263
Net change in unrealized appreciation (depreciation)	+	(947,044,612)	3,440,614,748
Increase in net assets resulting from operations		$119,827,443	$6,109,719,332
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($461,204,130)	($601,978,825)

TRANSACTIONS IN FUND SHARES
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		114,300,000	$8,954,134,965	216,000,000	$15,237,717,398
Shares redeemed	+	(31,000,000)	(2,399,521,213)	(77,550,000)	(5,484,560,831)
Net transactions in fund shares		83,300,000	$6,554,613,752	138,450,000	$9,753,156,567
SHARES OUTSTANDING AND NET ASSETS
	9/1/21-2/28/22			9/1/20-8/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		359,950,000	$27,954,731,972	221,500,000	$12,693,834,898
Total increase	+	83,300,000	6,213,237,065	138,450,000	15,260,897,074
End of period		443,250,000	$34,167,969,037	359,950,000	$27,954,731,972

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Equity ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. Broad Market ETF	Schwab Short-Term U.S. Treasury ETF
Schwab 1000 Index ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. REIT ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab Emerging Markets Equity ETF	Schwab Ariel ESG ETF
Schwab U.S. TIPS ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs) which are referred to as “underlying funds”. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 28, 2022 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 10% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 28, 2022, Schwab U.S. Broad Market ETF, Schwab 1000 Index ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF and Schwab U.S. Dividend Equity ETF, had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of February 28, 2022 are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters or epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index. Errors relating to the index may occur from time to time and may not be identified by the index provided for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
Schwab U.S. Dividend Equity ETF primarily invests in dividend paying stocks. As a result, fund performance will correlate with the performance of the dividend paying stock segment of the stock market, and a fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Certain funds invest in growth stocks. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks
Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, market risk, liquidity risk and leverage risk are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities which means even a small amount of leverage can have a disproportionately large impact on a fund. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB U.S. BROAD MARKET ETF	SCHWAB 1000 INDEX ETF	SCHWAB U.S. LARGE-CAP ETF	SCHWAB U.S. LARGE-CAP GROWTH ETF	SCHWAB U.S. LARGE-CAP VALUE ETF	SCHWAB U.S. MID-CAP ETF	SCHWAB U.S. SMALL-CAP ETF	SCHWAB U.S. DIVIDEND EQUITY ETF
0.03%	0.05%	0.03%	0.04%	0.04%	0.04%	0.04%	0.06%

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of February 28, 2022, as applicable:
	UNDERLYING FUNDS
	SCHWAB U.S. LARGE-CAP ETF	SCHWAB U.S. SMALL-CAP ETF
Schwab Target 2010 Index Fund	0.0%*	0.0%*
Schwab Target 2015 Index Fund	0.1%	0.0%*
Schwab Target 2020 Index Fund	0.2%	0.0%*
Schwab Target 2025 Index Fund	0.5%	0.1%
Schwab Target 2030 Index Fund	0.9%	0.2%
Schwab Target 2035 Index Fund	0.6%	0.1%
Schwab Target 2040 Index Fund	0.8%	0.2%
Schwab Target 2045 Index Fund	0.5%	0.1%
Schwab Target 2050 Index Fund	0.6%	0.2%
Schwab Target 2055 Index Fund	0.4%	0.1%
Schwab Target 2060 Index Fund	0.5%	0.1%
Schwab Target 2065 Index Fund	0.0%*	0.0%*
Schwab VIT Balanced Portfolio	0.1%	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.1%	0.1%
Schwab VIT Growth Portfolio	0.2%	0.1%

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 28, 2022, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab U.S. Broad Market ETF	$58,043,304	$106,748,736	($19,318,003)
Schwab 1000 Index ETF	8,790,407	5,810,093	(1,219,379)
Schwab U.S. Large-Cap ETF	148,688,356	192,007,900	(34,583,874)
Schwab U.S. Large-Cap Growth ETF	84,042,210	219,076,867	(39,247,246)
Schwab U.S. Large-Cap Value ETF	262,574,379	179,824,919	(7,038,329)
Schwab U.S. Mid-Cap ETF	52,115,485	296,263,231	(42,076,249)
Schwab U.S. Small-Cap ETF	272,845,025	422,089,474	(73,224,752)
Schwab U.S. Dividend Equity ETF	152,211,788	143,507,472	784,808
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares. The transfer agent is also responsible for the order-taking function for the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 30, 2021. On September 30, 2021, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 30, 2021. On September 30, 2021, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at February 28, 2022 are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations. Refer to financial note 2(b) for the

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Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

8. Derivatives (continued):
funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended February 28, 2022, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab U.S. Broad Market ETF	$28,527,595	127
Schwab 1000 Index ETF	2,696,645	12
Schwab U.S. Large-Cap ETF	42,732,884	189
Schwab U.S. Large-Cap Growth ETF	9,850,702	67
Schwab U.S. Large-Cap Value ETF	17,544,603	221
Schwab U.S. Mid-Cap ETF	13,343,174	49
Schwab U.S. Small-Cap ETF	34,446,640	314
Schwab U.S. Dividend Equity ETF	69,614,167	289

9. Purchases and Sales of Investment Securities:
For the period ended February 28, 2022, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab U.S. Broad Market ETF	$649,117,573	$575,282,144
Schwab 1000 Index ETF	69,655,003	57,664,180
Schwab U.S. Large-Cap ETF	877,901,533	836,695,386
Schwab U.S. Large-Cap Growth ETF	769,911,671	766,413,515
Schwab U.S. Large-Cap Value ETF	618,087,032	611,716,604
Schwab U.S. Mid-Cap ETF	1,276,054,082	1,185,096,671
Schwab U.S. Small-Cap ETF	2,247,673,535	1,934,193,571
Schwab U.S. Dividend Equity ETF	1,235,836,835	1,250,685,327

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.

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Financial Notes, unaudited (continued)

10. In-Kind Transactions (continued):
The in-kind transactions for the period ended February 28, 2022, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab U.S. Broad Market ETF	$1,135,100,971	$135,423,074
Schwab 1000 Index ETF	258,000,742	16,752,484
Schwab U.S. Large-Cap ETF	1,679,407,778	384,078,559
Schwab U.S. Large-Cap Growth ETF	1,468,933,099	951,588,010
Schwab U.S. Large-Cap Value ETF	669,521,502	333,014,381
Schwab U.S. Mid-Cap ETF	1,578,911,154	1,108,692,885
Schwab U.S. Small-Cap ETF	2,514,352,306	1,475,217,243
Schwab U.S. Dividend Equity ETF	8,880,836,856	2,332,534,972
For the period ended February 28, 2022, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 28, 2022 are disclosed in the funds’ Statements of Operations, if any.

11. Federal Income Taxes:
As of February 28, 2022, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab U.S. Broad Market ETF	$13,643,685,576	$9,277,400,024	($668,792,211)	$8,608,607,813
Schwab 1000 Index ETF	1,699,296,166	583,043,733	(53,493,236)	529,550,497
Schwab U.S. Large-Cap ETF	20,819,139,131	12,623,359,218	(673,191,261)	11,950,167,957
Schwab U.S. Large-Cap Growth ETF	9,546,711,514	6,334,339,273	(302,706,241)	6,031,633,032
Schwab U.S. Large-Cap Value ETF	7,895,716,396	2,433,369,286	(186,860,388)	2,246,508,898
Schwab U.S. Mid-Cap ETF	8,022,778,458	2,405,603,671	(546,810,305)	1,858,793,366
Schwab U.S. Small-Cap ETF	13,905,455,582	3,982,402,908	(1,543,116,917)	2,439,285,991
Schwab U.S. Dividend Equity ETF	30,777,913,996	3,745,349,547	(437,841,194)	3,307,508,353
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2021 the funds had capital loss carryforwards available as follows:

Schwab U.S. Broad Market ETF	$188,735,777
Schwab 1000 Index ETF	15,455,599
Schwab U.S. Large-Cap ETF	368,801,288
Schwab U.S. Large-Cap Growth ETF	257,365,605
Schwab U.S. Large-Cap Value ETF	442,350,029
Schwab U.S. Mid-Cap ETF	537,950,940
Schwab U.S. Small-Cap ETF	565,761,334
Schwab U.S. Dividend Equity ETF	587,229,425

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Financial Notes, unaudited (continued)

11. Federal Income Taxes (continued):
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2022. The tax-basis components of distributions paid during the fiscal year ended August 31, 2021 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab U.S. Broad Market ETF	$289,355,570
Schwab 1000 Index ETF	21,896,405
Schwab U.S. Large-Cap ETF	415,722,485
Schwab U.S. Large-Cap Growth ETF	64,681,390
Schwab U.S. Large-Cap Value ETF	222,245,635
Schwab U.S. Mid-Cap ETF	95,570,430
Schwab U.S. Small-Cap ETF	151,607,245
Schwab U.S. Dividend Equity ETF	601,978,825
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. A fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of August 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended August 31, 2021, the funds did not incur any interest or penalties.

12. Subsequent Events:
Effective February 24, 2022, the Board authorized a 2-for-1 share split for the Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF and Schwab U.S. Small-Cap ETF which applied to shareholders of record as of the close of markets on March 8, 2022, and paid after the close of the markets on March 10, 2022. Shares began trading at their post-split price on March 11, 2022. The share splits increased the number of shares outstanding and decreased the NAV per share. The share splits did not change the total value of a shareholder’s investment.
Other than the planned changes for the 2-for-1 share split as discussed above, management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab U.S. Equity ETFs
Liquidity Risk Management Program  (Unaudited)

The Funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The Funds’ Board of Trustees (the “Board”) has designated the Funds’ investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The program is reasonably designed to assess and manage a Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each Fund’s investments is supported by third-party liquidity assessment vendors.
The Funds’ Board reviewed a report at its meeting held on September 20, 2021 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2020, through May 31, 2021, which included individual Fund liquidity risk metrics. No significant liquidity events impacting any of the Funds were noted in the report. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing each Fund’s liquidity risk.

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Schwab U.S. Equity ETFs
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	103	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired.	103	Director (2008 – present), KLA-Tencor Corporation

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director and Chief Executive Officer (Oct. 2008 – present) and President (Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – Apr. 2020), Charles Schwab Bank, SSB; Director (Nov. 2017 – Apr. 2020), Charles Schwab Premier Bank, SSB; Director (May 2007 – Apr. 2020), and Senior Executive Vice President (Feb. 2016 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

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Schwab U.S. Equity ETFs
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief Operating Officer (Jan. 2020 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Apr. 2019 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Director (July 2020 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present) and Chief Investment Officer (Apr. 2011 – present), Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
dividend yield  A stock’s indicated annual dividend divided by current price. At the portfolio level, it is the value-weighted average of the dividend yield of the securities in the portfolio.
Dow Jones U.S. Broad Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which includes the largest 2,500 publicly traded U.S. companies and is designed to measure the performance of large- and small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
Dow Jones U.S. Dividend 100 Index  An index that is designed to measure the performance of high dividend yielding stocks issued by U.S. companies that have a record of consistently paying dividends, selected for fundamental strength relative to their peers, based on financial ratios. The 100-component index is a subset of the Dow Jones U.S. Broad Market Index, which includes the 2,500 largest U.S. stocks based on full market capitalization and excludes real estate investment trusts (REITs). It is modified market capitalization weighted.
Dow Jones U.S. Large-Cap Growth Total Stock Market Index  An index, which is a subset of the Dow Jones U.S. Total Stock Market Index, that is designed to measure the performance of large-cap U.S. equity securities that are classified as “growth” based on a multi-factor analysis. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Large-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Large-Cap Value Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities that are classified as “value” based on a multi-factor analysis. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Mid-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of mid-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Small-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index  An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.

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Schwab U.S. Equity ETFs
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index  A float-adjusted market capitalization weighted index developed by Charles Schwab & Co., Inc. that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
SEC yield  A standard yield calculation developed by the Securities and Exchange Commission (SEC) that allows for fairer comparisons of bond funds. It is based on the most recent 30-day period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the fund’s expenses. This is also referred to as the “standardized yield.”
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Dividend Equity ETF
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF
Active, Semi-Transparent (Also Known As Non-Transparent) ETF
Schwab Ariel ESG ETF

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2022 Charles Schwab Investment Management, Inc., dba Schwab Asset Management. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.
The Schwab Ariel ESG ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
•	You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
•	The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.
•	These additional risks may be even greater in bad or uncertain market conditions.
•	The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.
For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information. These risks are discussed on the next page.

Schwab U.S. Equity ETFs
Active semi-transparent ETFs operate differently from other exchange-traded funds (ETFs). Unlike other ETFs, an active semi-transparent ETF does not publicly disclose its entire portfolio composition each business day, which may affect the price at which shares of the ETF trade in the secondary market. Active semi-transparent ETFs have limited public trading history. There can be no assurance that an active trading market will develop, be maintained or operate as intended. There is a risk that the market price of an active semi-transparent ETF may vary significantly from the ETF’s net asset value and that its shares may trade at a wider bid/ask spread and, therefore, cost investors more to trade than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Proxy Portfolio Risk: Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per Share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETF trading on the basis of a published Proxy Portfolio may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore may cost investors more to trade. Also, while the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
Proxy Portfolio Construction: The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio.
The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction. Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and a Fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website www.schwabassetmanagement.com.
Because environmental, social and governance (ESG) strategies exclude some securities, ESG-focused products may not be able to take advantage of the same opportunities or market trends as products that do not use such strategies. Additionally, the criteria used to select companies for investment may result in investing in securities, industries or sectors that underperform the market as a whole.

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MFR54789-12
00272507

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab U.S. Equity ETFs and Schwab International Equity ETFs

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	April 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	April 18, 2022

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	April 18, 2022